Schedule of Investments
(unaudited)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Ally Auto Receivables Trust, Series 2026-1,
Class A3, 3.92%, 10/15/30 ........... USD 2,000 $ 1,980,967
American Express Credit Account Master Trust
Series 2023-4, Class A, 5.15%, 09/16/30 .. 1,500 1,519,404
Series 2024-2, Class A, 5.24%, 04/15/31 .. 6,500 6,619,314
Series 2025-2, Class A, 4.28%, 04/15/30 .. 1,400 1,396,358
Series 2025-3, Class A, 4.51%, 04/15/32 .. 1,000 995,980
Series 2025-4, Class A, 4.30%, 07/15/30 .. 1,500 1,495,466
Series 2025-5, Class A, 4.51%, 07/15/32 .. 1,500 1,493,653
BA Credit Card Trust, Series 2025-A1, Class A,
4.31%, 05/15/30 .................. 1,000 997,465
BMW Vehicle Lease Trust
Series 2025-1, Class A4, 4.49%, 10/25/28 . 500 500,219
Series 2026-1, Class A3, 4.15%, 05/25/29 . 5,000 4,970,926
BMW Vehicle Owner Trust, Series 2025-A,
Class A4, 4.66%, 12/27/32 ........... 500 500,858
Bridgecrest Lending Auto Securitization Trust
Series 2025-2, Class D, 5.62%, 03/17/31 .. 1,000 1,003,886
Series 2026-3, Class C, 5.02%, 04/15/32 .. 1,000 1,000,105
Capital One Multi-Asset Execution Trust
Series 2021-A2, Class A2, 1.39%, 07/15/30 1,000 942,847
Series 2025-A1, Class A, 3.82%, 09/15/30 . 2,000 1,973,944
Series 2025-A3, Class A, 4.65%, 10/15/37 . 1,300 1,251,200
Series 2026-A1, Class A, 4.48%, 07/15/31 . 5,000 4,990,354
Series 2026-A2, Class A, 5.11%, 07/15/38 . 1,500 1,487,893
CarMax Auto Owner Trust
Series 2024-1, Class A4, 4.94%, 08/15/29 . 1,000 1,005,703
Series 2024-4, Class A4, 4.64%, 04/15/30 . 860 860,352
Series 2025-2, Class A3, 4.48%, 03/15/30 . 800 800,367
Series 2025-2, Class B, 4.96%, 11/15/30 .. 500 501,435
Series 2025-3, Class A3, 4.35%, 07/15/30 . 4,000 3,995,852
CarMax Select Receivables Trust, Series 2026-
A, Class D, 4.90%, 05/17/32 .......... 1,500 1,470,085
Carvana Auto Receivables Trust
Series 2025-P3, Class A3, 4.04%, 11/11/30 500 497,181
Series 2026-P1, Class A3, 4.26%, 02/10/31 2,500 2,479,104
Chase Issuance Trust, Series 2025-A1, Class
A, 4.16%, 07/15/30 ................ 750 745,934
Citibank Credit Card Issuance Trust
Series 2007-A3, Class A3, 6.15%, 06/15/39 1,000 1,068,570
Series 2025-A2, Class A, 4.49%, 06/21/32 . 2,000 1,986,862
CNH Equipment Trust
Series 2024-B, Class A4, 5.23%, 11/17/31 . 2,096 2,118,580
Series 2025-B, Class A3, 4.30%, 10/15/30 . 500 497,872
Drive Auto Receivables Trust
Series 2024-2, Class C, 4.67%, 05/17/32 .. 450 450,698
Series 2024-2, Class D, 4.94%, 05/17/32 .. 1,000 999,645
Series 2025-1, Class D, 5.41%, 09/15/32 .. 1,873 1,880,644
Evergy Metro, Inc., 4.20%, 03/15/48 ....... 780 602,939
Exeter Automobile Receivables Trust
Series 2024-2A, Class D, 5.92%, 02/15/30 . 2,000 2,020,348
Series 2025-3A, Class D, 5.57%, 10/15/31 . 400 402,390
Series 2025-4A, Class C, 4.57%, 06/16/31 . 1,400 1,388,778
Series 2025-5A, Class D, 5.16%, 03/15/32 . 250 247,874
Series 2026-3A, Class B, 4.70%, 03/17/31 . 1,500 1,495,242
First National Master Note Trust, Series 2025-1,
Class A, 4.85%, 02/15/30 ............ 1,500 1,507,465
Ford Credit Auto Owner Trust, Series 2024-D,
Class B, 4.88%, 09/15/30 ............ 2,000 2,005,402
Ford Credit Floorplan Master Owner Trust A
Series 2025-1, Class A1, 4.63%, 04/15/30 . 1,550 1,553,662
Series 2025-2, Class A1, 4.06%, 09/15/30 . 750 742,102
GM Financial Automobile Leasing Trust, Series
2026-2, Class B, 4.60%, 05/20/30 ...... 750 746,726
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
GM Financial Consumer Automobile
Receivables Trust
Series 2023-1, Class A3, 4.66%, 02/16/28 . USD 617 $ 617,384
Series 2024-1, Class B, 5.16%, 08/16/29 .. 1,155 1,162,590
Series 2025-1, Class A4, 4.73%, 08/16/30 . 500 501,832
Series 2025-3, Class A4, 4.30%, 09/16/31 . 500 496,987
Series 2026-3, Class A3, 4.44%, 07/16/31 . 10,000 9,973,057
Honda Auto Receivables Owner Trust
Series 2025-2, Class A3, 4.15%, 10/15/29 . 1,100 1,097,810
Series 2025-3, Class A3, 4.04%, 02/21/30 . 500 497,117
Series 2025-4, Class A4, 4.05%, 02/17/32 . 2,250 2,221,567
Hyundai Auto Receivables Trust
Series 2026-A, Class C, 4.31%, 06/15/33 . 890 865,986
Series 2026-B, Class A3, 4.51%, 02/18/31 . 3,000 2,996,964
John Deere Owner Trust, Series 2024-A, Class
A4, 4.91%, 02/18/31 ............... 620 623,233
Mercedes-Benz Auto Lease Trust, Series 2025-
A, Class A4, 4.69%, 02/18/31 ......... 500 500,918
Nissan Auto Lease Trust, Series 2026-B, Class
B, 4.87%, 06/17/30 ................ 750 748,946
Nissan Auto Receivables Owner Trust
Series 2025-A, Class A3, 4.49%, 12/17/29 . 1,000 1,001,310
Series 2025-A, Class A4, 4.57%, 11/15/30 . 500 499,599
Porsche Innovative Lease Owner Trust, Series
2026-1A, Class A3, 4.41%, 08/20/29 ..... 7,000 6,989,897
Santander Drive Auto Receivables Trust
Series 2024-3, Class A3, 5.63%, 01/16/29 . 32 32,351
Series 2025-3, Class C, 4.68%, 09/15/31 .. 500 496,710
Series 2025-4, Class B, 4.27%, 01/15/32 .. 500 495,610
Series 2026-1, Class A3, 3.93%, 07/15/30 . 1,100 1,091,599
Synchrony Card Funding LLC, Series 2025-A2,
Class A, 4.49%, 05/15/31 ............ 6,140 6,136,186
Synchrony Card Issuance Trust, Series 2025-
A3, Class A, 4.06%, 11/15/31 .......... 275 271,679
Toyota Auto Receivables Owner Trust
Series 2025-B, Class A3, 4.34%, 11/15/29 . 1,230 1,229,307
Series 2026-B, Class A4, 4.20%, 08/15/31 . 3,750 3,693,538
Verizon Master Trust
Series 2024-6, Class A1A, 4.17%, 08/20/30 2,500 2,495,633
Series 2024-8, Class A1A, 4.62%, 11/20/30 2,877 2,884,701
Series 2025-7, Class A1A, 3.96%, 08/20/31 1,800 1,777,846
Series 2026-2, Class A1A, 4.51%, 06/21/32 1,500 1,494,200
WF Card Issuance Trust, Series 2025-A1, Class
A, 4.34%, 05/15/30 ................ 3,000 2,996,041
World Omni Auto Receivables Trust
Series 2025-A, Class A4, 4.86%, 11/15/30 . 500 502,857
Series 2025-C, Class A3, 4.08%, 11/15/30 . 700 696,421
Series 2026-A, Class A3, 3.86%, 05/15/31 . 2,200 2,167,097
Total Asset-Backed Securities — 0.3%
(Cost: $129,116,319) .............................. 128,449,624
Shares
Shares
Common Stocks
Financial Services — 0.0%
(a)
GPS Newport LLC ................... 4,908 88,487
Quincy Health LLC
(b)
.................. 489 —
88,487
Specialty Retail — 0.0%
Saks Global Holdings LLC , Class A
(a)(b)
..... 919,173 919,173

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Transportation Infrastructure — 0.0%
(a)(b)
Incora Top Holdco LLC
(c)
............... 359 $ 2,491
Incora Top Holdco LLC ................ 7,240 50,246
52,737
Total Common Stocks — 0.0%
(Cost: $1,033,944) ............................... 1,060,397
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.6%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(d)
.. USD 845 864,259
Airbus SE, 3.95%, 04/10/47
(d)
.......... 825 632,841
ATI, Inc.
4.88%, 10/01/29 .................. 395 388,814
7.25%, 08/15/30 .................. 495 510,984
5.13%, 10/01/31 .................. 402 392,553
5.88%, 06/15/33 .................. 550 553,392
Axon Enterprise, Inc.
(d)
6.13%, 03/15/30 .................. 1,165 1,179,977
6.25%, 03/15/33 .................. 870 882,722
BAE Systems Holdings, Inc., 4.75%, 10/07/44
(d)
1,246 1,080,582
BAE Systems plc
(d)
5.13%, 03/26/29 .................. 1,055 1,065,115
3.40%, 04/15/30 .................. 615 584,236
1.90%, 02/15/31 .................. 1,475 1,292,170
5.25%, 03/26/31 .................. 395 399,371
5.30%, 03/26/34 .................. 1,655 1,652,916
5.80%, 10/11/41 .................. 475 477,891
3.00%, 09/15/50 .................. 1,100 685,947
5.50%, 03/26/54 .................. 840 792,364
Boeing Co. (The)
3.25%, 02/01/28 .................. 1,222 1,196,729
3.25%, 03/01/28 .................. 503 492,200
3.45%, 11/01/28 .................. 675 656,793
3.20%, 03/01/29 .................. 1,389 1,335,304
6.30%, 05/01/29 .................. 1,445 1,496,735
2.95%, 02/01/30 .................. 1,700 1,590,390
5.15%, 05/01/30 .................. 4,379 4,401,907
3.63%, 02/01/31 .................. 2,045 1,928,403
6.39%, 05/01/31 .................. 1,230 1,294,114
6.13%, 02/15/33 .................. 558 581,639
3.60%, 05/01/34 .................. 1,169 1,034,619
6.53%, 05/01/34 .................. 2,840 3,039,019
3.25%, 02/01/35 .................. 683 582,226
6.63%, 02/15/38 .................. 330 352,155
3.55%, 03/01/38 .................. 575 467,991
3.50%, 03/01/39 .................. 535 426,570
6.88%, 03/15/39 .................. 841 919,242
5.88%, 02/15/40 .................. 622 621,817
5.71%, 05/01/40 .................. 3,390 3,346,970
3.38%, 06/15/46 .................. 684 461,472
3.65%, 03/01/47 .................. 505 350,910
3.63%, 03/01/48 .................. 545 374,541
3.85%, 11/01/48 .................. 500 353,915
3.90%, 05/01/49 .................. 827 588,641
3.75%, 02/01/50 .................. 1,485 1,034,081
5.81%, 05/01/50 .................. 6,264 5,913,289
6.86%, 05/01/54 .................. 2,920 3,128,291
3.83%, 03/01/59 .................. 610 399,522
3.95%, 08/01/59 .................. 1,295 867,658
5.93%, 05/01/60 .................. 3,535 3,294,485
7.01%, 05/01/64 .................. 1,450 1,567,199
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Bombardier, Inc.
(d)
8.75%, 11/15/30 .................. USD 775 $ 816,920
7.25%, 07/01/31 .................. 1,250 1,303,518
7.00%, 06/01/32 .................. 815 841,746
6.75%, 06/15/33 .................. 810 834,118
7.45%, 05/01/34 .................. 565 617,669
5.88%, 01/15/35 .................. 790 782,458
BWX Technologies, Inc.
(d)
4.13%, 06/30/28 .................. 410 399,752
4.13%, 04/15/29 .................. 450 432,061
Carpenter Technology Corp., 5.63%, 03/01/34
(d)
758 747,802
Czechoslovak Group A/S, 6.50%, 01/10/31
(e)
. 1,200 1,215,507
Efesto Bidco SpA Efesto US LLC, Series XR,
7.50%, 02/15/32
(d)
................ 1,055 1,065,302
Embraer Netherlands Finance BV
5.98%, 02/11/35 .................. 745 763,104
5.40%, 01/09/38 .................. 1,300 1,236,915
GE Capital Funding LLC, 4.55%, 05/15/32 .. 1,145 1,126,347
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 .............. 865 809,847
General Dynamics Corp.
2.63%, 11/15/27 .................. 445 435,549
3.75%, 05/15/28 .................. 1,685 1,667,022
3.63%, 04/01/30 .................. 1,640 1,575,978
2.25%, 06/01/31 .................. 600 534,692
4.95%, 08/15/35 .................. 620 608,949
4.25%, 04/01/40 .................. 1,140 996,444
2.85%, 06/01/41 .................. 1,425 1,027,503
3.60%, 11/15/42 .................. 665 510,275
4.25%, 04/01/50 .................. 955 761,888
General Electric Co.
4.30%, 07/29/30 .................. 1,210 1,189,485
6.75%, 03/15/32 .................. 1,345 1,466,228
4.90%, 01/29/36 .................. 1,260 1,230,522
5.88%, 01/14/38 .................. 985 1,022,823
6.88%, 01/10/39 .................. 795 895,081
4.50%, 03/11/44 .................. 680 584,446
4.35%, 05/01/50 .................. 695 563,642
Goat Holdco LLC, 6.75%, 02/01/32
(d)
...... 865 879,335
HEICO Corp.
5.25%, 08/01/28 .................. 850 858,888
4.95%, 08/01/31 .................. 590 588,362
5.35%, 08/01/33 .................. 635 635,738
5.40%, 08/01/36 .................. 595 588,980
Hexcel Corp.
4.90%, 05/15/31 .................. 895 883,131
5.88%, 02/26/35 .................. 300 304,636
Honeywell Aerospace, Inc.
(d)
3.90%, 03/16/28 .................. 1,475 1,457,920
4.00%, 03/16/29 .................. 1,655 1,624,401
4.30%, 03/16/31 .................. 2,780 2,702,903
4.60%, 03/16/33 .................. 2,245 2,169,064
4.95%, 03/16/36 .................. 3,175 3,060,627
5.62%, 03/16/46 .................. 1,245 1,184,758
5.73%, 03/16/56 .................. 3,310 3,147,139
5.85%, 03/16/66 .................. 1,490 1,416,375
Howmet Aerospace, Inc.
6.75%, 01/15/28 .................. 675 695,009
3.75%, 03/03/28 .................. 110 108,555
3.00%, 01/15/29 .................. 960 922,090
3.90%, 04/15/29 .................. 260 254,425
4.85%, 10/15/31 .................. 520 516,321
4.55%, 11/15/32 .................. 625 606,586
4.75%, 04/15/36 .................. 95 90,454
5.95%, 02/01/37 .................. 830 860,182

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 .................. USD 810 $ 797,119
2.04%, 08/16/28 .................. 650 615,814
5.35%, 01/15/30 .................. 945 954,169
4.20%, 05/01/30 .................. 854 829,100
5.75%, 01/15/35 .................. 610 618,557
L3Harris Technologies, Inc.
4.40%, 06/15/28 .................. 3,069 3,053,568
5.05%, 06/01/29 .................. 905 911,386
2.90%, 12/15/29 .................. 1,762 1,656,721
1.80%, 01/15/31 .................. 1,188 1,040,069
5.25%, 06/01/31 .................. 590 595,454
5.40%, 07/31/33 .................. 1,800 1,809,890
5.35%, 06/01/34 .................. 550 548,957
4.85%, 04/27/35 .................. 675 648,452
6.15%, 12/15/40 .................. 440 454,538
5.05%, 04/27/45 .................. 693 619,305
5.60%, 07/31/53 .................. 781 726,291
5.50%, 08/15/54 .................. 770 708,129
Leidos, Inc.
4.10%, 03/15/29 .................. 485 475,389
4.38%, 05/15/30 .................. 810 789,433
2.30%, 02/15/31 .................. 924 815,719
5.75%, 03/15/33 .................. 708 718,015
5.50%, 03/15/35 .................. 30 29,666
5.00%, 03/15/36 .................. 550 519,940
Lockheed Martin Corp.
5.10%, 11/15/27 .................. 1,418 1,431,846
4.45%, 05/15/28 .................. 1,005 1,004,647
4.15%, 08/15/28 .................. 545 541,354
4.50%, 02/15/29 .................. 1,010 1,006,917
1.85%, 06/15/30 .................. 1,029 922,735
4.40%, 08/15/30 .................. 1,410 1,394,306
4.70%, 12/15/31 .................. 535 532,158
3.90%, 06/15/32 .................. 1,170 1,116,310
5.25%, 01/15/33 .................. 1,295 1,319,761
4.75%, 02/15/34 .................. 860 839,999
4.80%, 08/15/34 .................. 700 684,903
3.60%, 03/01/35 .................. 636 571,097
5.00%, 08/15/35 .................. 1,025 1,010,671
4.50%, 05/15/36
(c)
................. 776 733,375
Series B, 6.15%, 09/01/36 ............ 725 772,827
5.72%, 06/01/40 .................. 600 611,952
4.07%, 12/15/42 .................. 2,283 1,860,649
3.80%, 03/01/45 .................. 1,110 846,057
4.70%, 05/15/46 .................. 1,432 1,224,589
2.80%, 06/15/50 .................. 1,163 695,080
4.09%, 09/15/52 .................. 1,736 1,300,819
4.15%, 06/15/53 .................. 1,180 890,843
5.70%, 11/15/54 .................. 1,000 958,744
5.20%, 02/15/55
(c)
................. 960 857,369
4.30%, 06/15/62 .................. 780 577,654
5.90%, 11/15/63 .................. 930 908,395
5.20%, 02/15/64 .................. 705 613,553
Moog, Inc., 5.50%, 10/15/34
(d)
.......... 580 563,602
Northrop Grumman Corp.
3.25%, 01/15/28 .................. 2,230 2,189,908
4.60%, 02/01/29 .................. 850 848,768
4.40%, 05/01/30 .................. 1,276 1,257,915
4.65%, 07/15/30 .................. 640 635,330
4.70%, 03/15/33 .................. 1,330 1,298,208
4.90%, 06/01/34 .................. 770 752,612
5.25%, 07/15/35 .................. 770 766,767
5.15%, 05/01/40 .................. 615 585,797
5.05%, 11/15/40 .................. 668 627,601
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
4.75%, 06/01/43 .................. USD 1,392 $ 1,220,108
3.85%, 04/15/45 .................. 1,090 829,084
4.03%, 10/15/47 .................. 2,476 1,880,262
5.25%, 05/01/50 .................. 1,263 1,131,247
4.95%, 03/15/53 .................. 1,045 891,749
5.20%, 06/01/54 .................. 1,235 1,093,805
Precision Castparts Corp.
3.90%, 01/15/43 .................. 355 282,413
4.38%, 06/15/45 .................. 805 663,438
Rolls-Royce plc, 5.75%, 10/15/27
(d)
....... 940 949,400
RTX Corp.
7.20%, 08/15/27 .................. 403 414,207
4.13%, 11/16/28 .................. 3,995 3,952,713
5.75%, 01/15/29 .................. 380 389,501
7.50%, 09/15/29 .................. 710 765,609
2.25%, 07/01/30 .................. 807 734,077
6.00%, 03/15/31 .................. 2,645 2,765,008
1.90%, 09/01/31 .................. 1,290 1,117,628
2.38%, 03/15/32 .................. 1,035 905,440
5.15%, 02/27/33 .................. 1,530 1,533,742
6.10%, 03/15/34 .................. 1,635 1,723,073
5.40%, 05/01/35 .................. 520 524,576
6.05%, 06/01/36 .................. 495 521,296
6.13%, 07/15/38 .................. 660 695,343
4.45%, 11/16/38 .................. 985 889,490
5.70%, 04/15/40 .................. 600 602,497
4.88%, 10/15/40 .................. 750 693,919
4.70%, 12/15/41 .................. 783 701,485
4.50%, 06/01/42 .................. 4,023 3,467,555
4.80%, 12/15/43 .................. 715 628,661
4.15%, 05/15/45 .................. 916 727,749
3.75%, 11/01/46 .................. 1,325 974,949
4.35%, 04/15/47 .................. 1,055 843,937
4.05%, 05/04/47 .................. 1,200 918,280
4.63%, 11/16/48 .................. 1,958 1,620,261
3.13%, 07/01/50 .................. 582 369,161
2.82%, 09/01/51 .................. 1,255 738,955
3.03%, 03/15/52 .................. 1,165 713,125
5.38%, 02/27/53 .................. 1,569 1,433,924
6.40%, 03/15/54 .................. 1,681 1,757,045
Spirit AeroSystems, Inc., 4.60%, 06/15/28
(c)
.. 930 925,309
ST Engineering RHQ Ltd., 4.25%, 05/08/30
(e)
. 800 788,225
Textron, Inc.
3.38%, 03/01/28 .................. 515 504,539
3.90%, 09/17/29 .................. 515 499,686
3.00%, 06/01/30 .................. 582 542,689
2.45%, 03/15/31 .................. 901 806,107
6.10%, 11/15/33 .................. 658 684,301
5.50%, 05/15/35 .................. 495 494,167
4.95%, 03/15/36 .................. 400 381,993
TransDigm, Inc.
6.75%, 08/15/28
(d)
................. 2,175 2,191,625
4.63%, 01/15/29 .................. 1,380 1,354,047
6.38%, 03/01/29
(d)
................. 3,500 3,541,611
4.88%, 05/01/29 .................. 851 836,143
6.88%, 12/15/30
(d)
................. 1,735 1,777,746
7.13%, 12/01/31
(d)
................. 1,435 1,480,386
6.63%, 03/01/32
(d)
................. 2,726 2,773,030
6.00%, 01/15/33
(d)
................. 1,840 1,838,489
6.38%, 05/31/33
(d)
................. 3,130 3,129,189
6.25%, 01/31/34
(d)
................. 500 504,973
6.75%, 01/31/34
(d)
................. 2,320 2,356,081
6.13%, 07/31/34
(d)
................. 1,970 1,947,303
237,267,583

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc., 4.20%, 04/15/28 USD 575 $ 569,786
FedEx Corp.
3.40%, 02/15/28 .................. 80 78,487
3.10%, 08/05/29 .................. 1,425 1,355,197
3.10%, 08/05/29 .................. 195 185,520
4.25%, 05/15/30 .................. 274 268,275
4.25%, 05/15/30 .................. 887 865,570
4.90%, 01/15/34 .................. 295 287,881
5.10%, 01/15/44 .................. 77 68,422
5.25%, 05/15/50
(c)
................. 1,835 1,626,005
GXO Logistics, Inc.
6.25%, 05/06/29 .................. 790 812,902
2.65%, 07/15/31 .................. 585 514,734
6.50%, 05/06/34 .................. 585 605,968
Rand Parent LLC, 8.50%, 02/15/30
(d)
...... 895 921,881
Stonepeak Nile Parent LLC, 7.25%, 03/15/32
(d)
645 664,908
United Parcel Service, Inc.
3.05%, 11/15/27 .................. 1,612 1,585,711
3.40%, 03/15/29 .................. 1,090 1,057,482
2.50%, 09/01/29 .................. 967 908,366
4.45%, 04/01/30 .................. 803 797,483
4.65%, 10/15/30 .................. 475 473,601
4.88%, 03/03/33
(c)
................. 800 799,168
5.15%, 05/22/34 .................. 1,020 1,024,786
5.25%, 05/14/35
(c)
................. 1,080 1,082,368
6.20%, 01/15/38 .................. 1,830 1,943,807
5.20%, 04/01/40 .................. 605 583,976
4.88%, 11/15/40 .................. 695 640,670
3.63%, 10/01/42 .................. 605 462,813
3.40%, 11/15/46 .................. 655 452,419
3.75%, 11/15/47 .................. 1,700 1,229,279
4.25%, 03/15/49 .................. 848 656,213
3.40%, 09/01/49 .................. 864 576,909
5.30%, 04/01/50 .................. 1,512 1,369,425
5.05%, 03/03/53 .................. 1,395 1,200,670
5.50%, 05/22/54 .................. 1,355 1,244,993
5.95%, 05/14/55
(c)
................. 1,960 1,916,731
5.60%, 05/22/64 .................. 605 554,189
6.05%, 05/14/65 .................. 1,425 1,392,093
30,778,688
Automobile Components — 0.1%
Adient Global Holdings Ltd.
(d)
7.00%, 04/15/28 .................. 650 659,905
8.25%, 04/15/31 .................. 540 561,783
7.50%, 02/15/33
(c)
................. 910 939,431
Allison Transmission, Inc.
(d)
4.75%, 10/01/27 .................. 485 482,730
5.88%, 06/01/29 .................. 535 537,265
3.75%, 01/30/31 .................. 1,150 1,066,926
5.88%, 12/01/33 .................. 570 561,177
American Axle & Manufacturing, Inc.
6.88%, 07/01/28
(c)
................. 202 202,000
5.00%, 10/01/29
(c)
................. 635 614,319
6.38%, 10/15/32
(d)
................. 1,110 1,104,209
7.75%, 10/15/33
(d)
................. 1,530 1,505,750
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51 .................. 2,100 1,229,173
4.15%, 05/01/52 .................. 1,312 934,834
BorgWarner, Inc.
4.95%, 08/15/29 .................. 1,430 1,433,734
5.40%, 08/15/34
(c)
................. 590 586,557
4.38%, 03/15/45
(c)
................. 450 362,074
Clarios Global LP
(d)
6.75%, 05/15/28 .................. 965 978,680
Security
Par (000)
Par (000) Value
Automobile Components (continued)
6.75%, 02/15/30 .................. USD 1,230 $ 1,262,356
6.75%, 09/15/32 .................. 1,345 1,362,860
Cooper-Standard Automotive, Inc., 9.25%,
03/01/31
(d)
..................... 1,360 1,388,254
Cyprium Corp.
(d)
6.13%, 04/15/31 .................. 930 924,004
6.38%, 04/15/34 .................. 981 968,799
Dana, Inc.
4.25%, 09/01/30
(c)
................. 192 191,699
4.50%, 02/15/32 .................. 210 209,456
Denso Corp.
(d)
4.42%, 09/11/29
(c)
................. 465 459,474
4.28%, 09/17/30 .................. 400 390,495
4.86%, 06/29/31 .................. 580 576,986
Dexko Global, Inc., 7.50%, 04/15/32
(c)(d)
.... 766 636,724
Dorman Products, Inc., 6.25%, 06/15/34
(d)
... 645 647,652
Forvia SE
(d)
8.00%, 06/15/30 .................. 510 535,909
6.75%, 09/15/33
(c)
................. 680 675,740
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(d)
855 888,138
Goodyear Tire & Rubber Co. (The)
7.00%, 03/15/28 .................. 245 248,690
5.00%, 07/15/29 .................. 885 848,065
6.63%, 07/15/30 .................. 790 763,753
5.25%, 04/30/31 .................. 585 525,716
5.25%, 07/15/31
(c)
................. 690 613,034
8.88%, 07/15/32 .................. 1,225 1,256,098
5.63%, 04/30/33
(c)
................. 485 422,547
Icahn Enterprises LP
9.75%, 01/15/29 .................. 695 692,092
4.38%, 02/01/29 .................. 771 672,312
10.00%, 11/15/29
(d)
................ 1,137 1,137,857
9.00%, 06/15/30 .................. 905 862,654
IHO Verwaltungs GmbH
(d)(f)
6.37%, (6.37% Cash or 7.13% PIK),
05/15/29 ..................... 580 584,351
7.75%, (7.75% Cash or 8.50% PIK),
11/15/30 ..................... 440 457,187
8.00%, (8.00% Cash or 8.75% PIK),
11/15/32 ..................... 500 525,138
7.37%, (7.37% Cash or 8.13% PIK),
05/15/33 ..................... 770 798,543
JB Poindexter & Co., Inc., 8.75%, 12/15/31
(d)
. 985 1,016,172
Lear Corp.
3.80%, 09/15/27 .................. 297 293,940
4.25%, 05/15/29 .................. 815 799,526
3.50%, 05/30/30 .................. 450 425,087
2.60%, 01/15/32 .................. 555 484,968
5.25%, 05/15/49
(c)
................. 840 726,566
3.55%, 01/15/52 .................. 740 476,630
Magna International, Inc.
5.05%, 03/14/29 .................. 685 689,117
2.45%, 06/15/30 .................. 1,320 1,202,960
5.50%, 03/21/33 .................. 420 424,088
5.88%, 06/01/35 .................. 285 291,782
Motherson Global Investments BV, 5.63%,
07/11/29
(e)
..................... 400 401,198
Nemak SAB de CV, 3.63%, 06/28/31
(e)
..... 600 507,144
Patrick Industries, Inc.
(d)
4.75%, 05/01/29 .................. 420 410,230
6.38%, 11/01/32 .................. 595 587,052
Phinia, Inc.
(d)
6.75%, 04/15/29 .................. 570 580,134
6.63%, 10/15/32 .................. 560 566,017
SK On Co. Ltd., 4.38%, 05/07/29
(e)
....... 600 593,128

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components (continued)
Tenneco, Inc., 8.00%, 11/17/28
(d)
........ USD 2,242 $ 2,247,634
ZF North America Capital, Inc.
(d)
6.88%, 04/14/28 .................. 630 642,040
7.13%, 04/14/30 .................. 795 800,501
6.75%, 04/23/30 .................. 800 794,519
7.50%, 03/24/31 .................. 1,925 1,935,491
6.88%, 04/23/32 .................. 845 829,190
53,012,244
Automobiles — 0.3%
Aston Martin Capital Holdings Ltd., 10.00%,
03/31/29
(d)
..................... 905 508,741
BMW Finance NV, 2.85%, 08/14/29
(d)
...... 1,180 1,112,362
BMW US Capital LLC
(d)
4.15%, 08/11/27 .................. 140 139,564
4.60%, 08/13/27 .................. 600 600,354
4.30%, 03/17/28 .................. 480 477,203
4.75%, 03/21/28 .................. 720 720,831
3.75%, 04/12/28 .................. 1,100 1,083,279
5.05%, 08/11/28
(c)
................. 1,505 1,512,848
3.95%, 08/14/28 .................. 725 713,108
4.40%, 03/19/29 .................. 835 825,984
4.90%, 04/02/29 .................. 1,055 1,055,549
3.63%, 04/18/29 .................. 835 809,337
4.65%, 08/13/29 .................. 1,065 1,056,255
5.05%, 03/21/30 .................. 610 609,663
4.15%, 04/09/30 .................. 1,185 1,148,022
4.50%, 08/11/30 .................. 715 699,833
4.65%, 03/19/31 .................. 450 440,330
2.55%, 04/01/31 .................. 1,088 970,216
1.95%, 08/12/31 .................. 1,560 1,339,664
4.85%, 08/13/31 .................. 1,100 1,081,330
3.70%, 04/01/32 .................. 935 862,566
5.00%, 03/19/33 .................. 475 462,219
5.15%, 08/11/33
(c)
................. 1,035 1,017,107
5.15%, 04/02/34
(c)
................. 885 864,814
5.40%, 03/21/35 .................. 585 575,608
5.20%, 08/11/35
(c)
................. 775 749,299
Ford Motor Co.
6.63%, 10/01/28 .................. 705 725,988
9.63%, 04/22/30 .................. 465 523,318
7.45%, 07/16/31 .................. 1,153 1,238,501
3.25%, 02/12/32 .................. 2,775 2,426,506
6.10%, 08/19/32 .................. 1,920 1,942,368
4.75%, 01/15/43 .................. 2,581 1,977,692
7.40%, 11/01/46 .................. 667 678,681
5.29%, 12/08/46 .................. 1,534 1,226,138
Ford Otomotiv Sanayi A/S, 7.13%, 04/25/29
(e)
. 600 600,239
General Motors Co.
4.20%, 10/01/27 .................. 899 894,348
6.80%, 10/01/27 .................. 1,154 1,178,154
5.35%, 04/15/28 .................. 385 388,368
5.00%, 10/01/28 .................. 1,141 1,144,530
5.40%, 10/15/29 .................. 1,110 1,124,710
5.63%, 04/15/30 .................. 585 595,742
5.60%, 10/15/32
(c)
................. 1,395 1,417,200
5.00%, 04/01/35
(c)
................. 843 801,231
6.25%, 04/15/35 .................. 485 499,503
6.60%, 04/01/36 .................. 1,483 1,562,190
5.15%, 04/01/38 .................. 1,199 1,117,285
6.25%, 10/02/43 .................. 1,910 1,857,664
5.20%, 04/01/45 .................. 1,497 1,278,892
6.75%, 04/01/46 .................. 919 937,520
5.40%, 04/01/48 .................. 1,100 951,430
5.95%, 04/01/49
(c)
................. 1,305 1,208,558
Security
Par (000)
Par (000) Value
Automobiles (continued)
Harley-Davidson, Inc., 4.63%, 07/28/45 .... USD 655 $ 477,230
Honda Motor Co. Ltd.
4.44%, 07/08/28 .................. 1,105 1,098,921
4.69%, 07/08/30 .................. 1,110 1,094,118
2.97%, 03/10/32 .................. 773 687,451
5.34%, 07/08/35 .................. 1,160 1,138,121
Hyundai Capital America
(d)
4.30%, 09/24/27 .................. 755 751,540
2.38%, 10/15/27 .................. 1,190 1,157,633
4.88%, 11/01/27 .................. 570 570,906
5.00%, 01/07/28 .................. 290 290,662
1.80%, 01/10/28 .................. 1,073 1,028,400
5.60%, 03/30/28 .................. 970 981,232
4.60%, 04/06/28 .................. 375 373,592
2.00%, 06/15/28 .................. 1,460 1,385,999
4.50%, 06/16/28 .................. 620 616,505
4.90%, 06/23/28 .................. 1,505 1,505,017
5.68%, 06/26/28 .................. 1,445 1,465,270
2.10%, 09/15/28 .................. 1,445 1,363,774
4.25%, 09/18/28 .................. 895 882,944
6.10%, 09/21/28 .................. 1,150 1,176,160
4.25%, 01/08/29 .................. 985 968,555
5.30%, 01/08/29 .................. 1,010 1,016,599
6.50%, 01/16/29 .................. 645 666,507
5.35%, 03/19/29 .................. 555 559,808
4.75%, 04/06/29 .................. 465 461,798
4.75%, 06/18/29 .................. 1,005 998,184
5.30%, 06/24/29 .................. 900 905,892
4.55%, 09/26/29 .................. 1,055 1,041,815
5.30%, 01/08/30 .................. 55 55,344
5.15%, 03/27/30 .................. 615 614,580
5.80%, 04/01/30 .................. 775 790,919
6.38%, 04/08/30 .................. 1,020 1,058,087
5.10%, 06/24/30 .................. 500 498,414
5.70%, 06/26/30 .................. 815 829,026
4.50%, 09/18/30 .................. 560 545,027
6.20%, 09/21/30 .................. 866 896,671
4.55%, 01/08/31 .................. 695 676,257
5.40%, 01/08/31 .................. 880 885,628
5.00%, 04/07/31 .................. 580 573,831
5.00%, 06/18/31
(c)
................. 835 825,498
5.40%, 06/24/31 .................. 1,070 1,076,004
4.75%, 09/26/31 .................. 590 576,464
5.40%, 03/29/32 .................. 680 681,719
5.40%, 06/23/32 .................. 355 355,788
4.80%, 01/10/33 .................. 630 608,407
5.25%, 06/21/33 .................. 720 707,635
Jaguar Land Rover Automotive plc
(d)
4.50%, 10/01/27 .................. 505 499,261
5.88%, 01/15/28 .................. 760 758,254
5.50%, 07/15/29 .................. 565 559,187
Mercedes-Benz Finance North America LLC
4.75%, 08/01/27
(d)
................. 965 967,787
4.90%, 11/15/27
(d)
................. 875 877,916
5.25%, 11/29/27
(d)
................. 670 674,988
3.75%, 02/22/28
(d)
................. 970 956,339
4.13%, 03/10/28
(d)
................. 150 148,621
4.80%, 03/30/28
(d)
................. 1,000 1,000,668
4.75%, 03/31/28
(d)
................. 475 474,993
5.10%, 08/03/28
(d)
................. 1,315 1,322,793
4.75%, 08/04/28
(d)
................. 650 649,555
4.85%, 01/11/29
(d)
................. 1,265 1,264,803
4.30%, 02/22/29
(d)
................. 600 591,248
4.25%, 03/10/29
(d)
................. 450 442,993
4.80%, 08/01/29
(d)
................. 780 777,165

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobiles (continued)
4.88%, 08/03/29
(d)
................. USD 355 $ 354,242
3.10%, 08/15/29
(d)
................. 1,068 1,013,034
5.10%, 11/15/29
(d)
................. 690 692,353
2.63%, 03/10/30
(d)
................. 655 604,652
5.00%, 04/01/30
(d)
................. 485 483,409
8.50%, 01/18/31 .................. 1,803 2,046,164
2.45%, 03/02/31
(d)
................. 565 503,552
4.50%, 03/10/31
(d)
................. 450 438,073
5.20%, 08/04/31
(d)
................. 650 648,991
5.05%, 08/03/33
(d)
................. 1,095 1,070,265
5.45%, 08/04/33
(d)
................. 650 647,072
5.00%, 01/11/34
(d)
................. 530 512,118
5.13%, 08/01/34
(d)
................. 1,015 985,324
5.45%, 04/01/35
(d)
................. 450 445,291
Nissan Motor Acceptance Co. LLC
(d)
5.30%, 09/13/27 .................. 715 712,295
2.75%, 03/09/28 .................. 784 745,384
2.45%, 09/15/28 .................. 495 459,403
7.05%, 09/15/28 .................. 1,010 1,030,044
5.63%, 09/29/28 .................. 860 854,824
5.55%, 09/13/29 .................. 400 389,680
6.13%, 09/30/30 .................. 1,500 1,464,620
Nissan Motor Co. Ltd.
(d)
4.35%, 09/17/27 .................. 2,470 2,423,795
7.50%, 07/17/30 .................. 1,295 1,326,429
4.81%, 09/17/30 .................. 3,083 2,853,359
7.75%, 07/17/32 .................. 1,375 1,420,236
8.13%, 07/17/35 .................. 1,560 1,643,587
PM General Purchaser LLC, 9.50%, 10/01/28
(d)
630 532,251
Stellantis Finance US, Inc.
(d)
5.63%, 01/12/28
(c)
................. 470 472,591
5.35%, 03/17/28 .................. 250 250,475
2.69%, 09/15/31 .................. 1,265 1,068,170
6.38%, 09/12/32 .................. 695 692,813
6.45%, 03/18/35
(c)
................. 900 876,188
Thor Industries, Inc., 4.00%, 10/15/29
(d)
.... 525 495,016
Toyota Motor Corp.
5.12%, 07/13/28 .................. 2,325 2,352,746
3.67%, 07/20/28 .................. 435 428,692
2.76%, 07/02/29 .................. 945 899,162
4.45%, 06/30/30 .................. 290 286,453
2.36%, 03/25/31 .................. 715 642,761
5.12%, 07/13/33
(c)
................. 610 613,044
5.05%, 06/30/35 .................. 400 395,824
Volkswagen Group of America Finance LLC
(d)
4.85%, 08/15/27 .................. 440 440,476
4.45%, 09/11/27 .................. 200 199,297
1.63%, 11/24/27 .................. 653 626,678
5.05%, 03/27/28 .................. 1,100 1,102,730
4.55%, 09/11/28 .................. 445 441,295
5.65%, 09/12/28 .................. 900 911,305
4.75%, 11/13/28 .................. 841 836,873
6.20%, 11/16/28 .................. 660 676,321
5.25%, 03/22/29 .................. 700 702,946
4.60%, 06/08/29
(c)
................. 745 735,198
4.95%, 08/15/29 .................. 935 931,139
5.35%, 03/27/30 .................. 400 401,275
3.75%, 05/13/30 .................. 855 809,848
4.85%, 09/11/30 .................. 200 196,795
6.45%, 11/16/30 .................. 570 595,020
5.65%, 03/25/32 .................. 600 602,300
5.90%, 09/12/33 .................. 520 525,369
5.60%, 03/22/34 .................. 545 538,199
Security
Par (000)
Par (000) Value
Automobiles (continued)
5.80%, 03/27/35 .................. USD 245 $ 242,321
145,909,112
Banks — 4.6%
ABN AMRO Bank NV
(d)
4.20%, 07/07/28 .................. 2,215 2,197,893
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.78%), 4.99%,
12/03/28
(g)
.................... 500 501,951
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 2.47%,
12/13/29
(g)
.................... 1,570 1,485,498
4.20%, 02/26/31 .................. 600 580,314
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.25%), 5.52%,
12/03/35
(g)
.................... 485 484,084
4.83%, 02/26/36 .................. 800 757,991
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 3.32%,
03/13/37
(g)
.................... 730 652,572
ABQ Finance Ltd., 4.95%, 03/25/30
(e)
...... 600 596,993
Abu Dhabi Commercial Bank PJSC
(e)
4.50%, 09/14/27 .................. 600 597,195
5.38%, 07/18/28 .................. 600 604,141
5.50%, 01/12/29 .................. 600 604,742
(1-day SOFR + 1.05%), 4.71%, 02/26/30
(g)
800 799,338
(1-day SOFR + 1.00%), 4.66%, 06/10/30
(g)
800 796,522
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.68%), 5.36%,
03/10/35
(g)
.................... 600 591,986
Adib Sukuk Co. II Ltd., 5.70%, 11/15/28
(e)
... 600 608,601
AFFIN Bank Bhd., 5.11%, 06/04/30
(e)
...... 400 398,348
Agricultural Bank of China Ltd.
(e)(g)
(SOFR Index + 0.52%), 4.16%, 04/25/28 . 800 802,085
(SOFR Index + 0.45%), 4.10%, 01/13/31 . 600 600,749
AIB Group plc
(d)(g)
(1-day SOFR + 2.33%), 6.61%, 09/13/29 . 765 791,687
(1-day SOFR + 1.65%), 5.32%, 05/15/31 . 1,355 1,360,819
(SOFR Index + 1.91%), 5.87%, 03/28/35 . 780 793,824
Ajman Senior Sukuk Ltd., 5.13%, 04/30/30
(e)
. 600 596,162
Akbank TAS
(e)
7.50%, 01/20/30 .................. 600 613,629
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.73%), 7.88%,
09/04/35
(g)
.................... 600 597,967
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.99%), 8.25%,
12/08/36
(g)
.................... 600 600,015
Al Masraf, 5.11%, 01/29/31
(e)
........... 600 588,967
Al Rajhi Sukuk Ltd.
(e)
4.75%, 04/05/28 .................. 1,100 1,095,135
5.05%, 03/12/29 .................. 1,400 1,398,131
4.87%, 05/19/30 .................. 400 396,052
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 5.65%,
03/16/36
(g)
.................... 1,400 1,375,888
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.27%), 6.15%,
04/21/36
(g)
.................... 1,000 998,795
Alinma Sukuk Ltd.
(e)
4.94%, 07/15/30 .................. 600 595,258
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 5.79%,
11/10/35
(g)
.................... 400 392,989

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 5.87%,
01/23/36
(g)
.................... USD 400 $ 395,097
AmBank M Bhd., 5.25%, 01/23/30
(e)
....... 400 400,807
ANZ Bank New Zealand Ltd.
(d)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.70%), 5.55%,
08/11/32 ..................... 470 472,080
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.90%,
07/10/34 ..................... 490 498,704
ANZ New Zealand International Ltd.
(d)
3.45%, 01/21/28 .................. 514 506,021
5.36%, 08/14/28 .................. 985 998,584
4.00%, 01/22/29 .................. 600 590,043
2.55%, 02/13/30 .................. 505 468,057
Ardshinbank CJSC, 6.60%, 01/22/31
(e)
..... 800 799,607
ASB Bank Ltd.
(d)
5.40%, 11/29/27 .................. 525 530,751
4.16%, 10/29/30 .................. 400 388,704
2.38%, 10/22/31 .................. 200 175,981
Associated Banc-Corp., (1-day SOFR + 3.03%),
6.46%, 08/29/30
(g)
................ 150 153,463
Australia & New Zealand Banking Group Ltd.
3.92%, 09/30/27 .................. 600 596,685
4.36%, 06/18/28 .................. 500 498,448
Series A, 3.92%, 12/08/28 ............ 640 631,337
4.62%, 12/16/29 .................. 750 750,599
6.74%, 12/08/32
(d)
................. 1,120 1,192,513
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.62%), 5.73%,
09/18/34
(d)(g)
................... 1,045 1,058,465
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.47%), 5.20%,
09/30/35
(d)(g)
................... 1,300 1,255,669
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 2.57%,
11/25/35
(d)(g)
................... 1,705 1,515,571
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.35%), 5.82%,
06/18/36
(d)(g)
................... 700 697,627
Banco Bilbao Vizcaya Argentaria SA
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.70%), 6.14%,
09/14/28
(g)
.................... 545 553,764
4.15%, 03/03/29 .................. 800 786,214
5.38%, 03/13/29 .................. 1,210 1,226,337
4.97%, 05/08/31 .................. 1,400 1,384,877
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.30%), 7.88%,
11/15/34
(g)
.................... 690 772,064
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.95%), 6.03%,
03/13/35
(g)
.................... 2,195 2,245,305
5.13%, 03/03/36 .................. 2,200 2,098,036
Banco Bradesco SA
(e)
6.50%, 01/22/30 .................. 1,200 1,224,538
5.38%, 01/20/31
(c)
................. 1,000 980,120
Banco BTG Pactual SA
(e)
6.25%, 04/08/29
(c)
................. 600 608,363
5.75%, 01/22/30
(c)
................. 600 597,091
5.50%, 01/27/31 .................. 1,000 978,741
Banco de Chile, 2.99%, 12/09/31
(e)
....... 600 537,394
Banco de Credito del Peru S.A.
(e)
5.85%, 01/11/29 .................. 700 711,101
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.24%), 5.80%,
03/10/35
(g)
.................... USD 700 $ 695,172
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.49%), 6.45%,
07/30/35
(g)
.................... 800 814,627
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.96%), 5.65%,
01/15/37
(c)(g)
................... 600 590,331
Banco de Credito e Inversiones SA
(e)
3.50%, 10/12/27
(c)
................. 600 591,035
2.88%, 10/14/31 .................. 600 533,664
Banco do Brasil SA
(e)
4.88%, 01/11/29
(c)
................. 600 591,807
6.25%, 04/18/30
(c)
................. 800 810,701
6.00%, 03/18/31
(c)
................. 800 802,137
5.63%, 10/23/31 .................. 800 784,691
Banco General SA, 4.13%, 08/07/27
(c)(e)
.... 600 596,168
Banco Internacional del Peru SAA Interbank,
4.80%, 07/15/31
(e)
................ 550 536,058
Banco Macro SA, 8.00%, 06/23/29
(e)
...... 600 614,449
Banco Nacional de Comercio Exterior SNC
(e)
5.88%, 05/07/30 .................. 600 606,902
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.96%), 6.00%,
05/14/36
(g)
.................... 1,200 1,181,830
Banco Nacional de Panama, 2.50%, 08/11/30
(e)
1,200 1,061,438
Banco Santander Chile
(c)(e)
4.55%, 11/20/30 .................. 600 587,289
3.18%, 10/26/31 .................. 500 453,983
Banco Santander Mexico SA, 5.62%,
12/10/29
(e)
..................... 800 811,873
Banco Santander SA
5.29%, 08/18/27 .................. 855 860,695
3.80%, 02/23/28 .................. 897 884,150
4.38%, 04/12/28 .................. 1,165 1,157,350
5.59%, 08/08/28 .................. 1,665 1,690,069
6.61%, 11/07/28 .................. 1,080 1,122,007
4.60%, 04/15/29 .................. 1,000 991,626
3.31%, 06/27/29 .................. 1,733 1,663,657
5.57%, 01/17/30 .................. 820 832,833
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 5.54%,
03/14/30
(g)
.................... 1,100 1,115,499
3.49%, 05/28/30 .................. 1,300 1,228,985
4.55%, 11/06/30 .................. 1,200 1,172,373
2.75%, 12/03/30 .................. 1,270 1,143,122
2.96%, 03/25/31 .................. 1,100 998,250
4.87%, 04/15/31 .................. 1,200 1,181,479
5.44%, 07/15/31 .................. 1,670 1,689,608
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 3.23%,
11/22/32
(g)
.................... 1,075 967,086
6.92%, 08/08/33 .................. 1,870 1,993,824
6.94%, 11/07/33 .................. 1,635 1,794,084
6.35%, 03/14/34 .................. 1,215 1,260,004
6.03%, 01/17/35 .................. 890 915,829
5.13%, 11/06/35 .................. 1,400 1,346,417
5.44%, 04/15/36
(c)
................. 2,400 2,350,630
Banco Votorantim SA, 5.88%, 04/08/28
(e)
... 800 803,671
Bangkok Bank PCL
4.45%, 09/19/28
(e)
................. 500 496,210
5.30%, 09/21/28
(e)
................. 600 605,437
9.03%, 03/15/29
(d)
................. 435 473,843
4.51%, 11/26/30
(e)
................. 600 587,250

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
5.50%, 09/21/33
(e)
................. USD 1,000 $ 1,005,006
5.65%, 07/05/34
(e)
................. 800 807,780
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 3.73%,
09/25/34
(e)(g)
................... 1,500 1,423,190
5.08%, 11/26/35
(e)
................. 800 771,215
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.15%), 3.47%,
09/23/36
(e)(g)
................... 1,400 1,260,052
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.78%), 6.06%,
03/25/40
(c)(e)(g)
.................. 1,200 1,194,809
Bank Hapoalim BM
(d)(e)
4.72%, 07/14/29 .................. 1,200 1,179,063
5.25%, 01/14/33 .................. 1,200 1,179,245
Bank KB Indonesia Tbk. PT, 5.66%, 10/30/27
(e)
200 199,890
Bank Muscat SAOG, 4.85%, 10/01/30
(e)
.... 1,000 980,002
Bank of America Corp.
3.25%, 10/21/27 .................. 2,303 2,273,272
Series L, 4.18%, 11/25/27 ............ 2,270 2,258,455
(1-day SOFR + 1.99%), 6.20%, 11/10/28
(g)
3,315 3,378,349
(3-mo. CME Term SOFR + 1.30%), 3.42%,
12/20/28
(g)
.................... 8,295 8,155,231
Series FIX, (1-day SOFR + 0.83%), 4.98%,
01/24/29
(g)
.................... 3,375 3,388,267
(3-mo. CME Term SOFR + 1.33%), 3.97%,
03/05/29
(g)
.................... 5,016 4,957,140
(1-day SOFR + 1.63%), 5.20%, 04/25/29
(g)
5,310 5,352,958
(1-day SOFR + 1.11%), 4.62%, 05/09/29
(g)
5,455 5,443,446
(1-day SOFR + 1.06%), 2.09%, 06/14/29
(g)
5,363 5,110,634
(3-mo. CME Term SOFR + 1.57%), 4.27%,
07/23/29
(g)
.................... 3,792 3,759,826
(1-day SOFR + 1.57%), 5.82%, 09/15/29
(g)
3,100 3,162,707
(3-mo. CME Term SOFR + 1.47%), 3.97%,
02/07/30
(g)
.................... 3,341 3,267,428
(1-day SOFR + 0.87%), 4.48%, 04/23/30
(g)
4,825 4,772,435
(3-mo. CME Term SOFR + 1.44%), 3.19%,
07/23/30
(g)
.................... 4,353 4,148,128
(3-mo. CME Term SOFR + 1.45%), 2.88%,
10/22/30
(g)
.................... 2,627 2,467,072
Series FIX, (1-day SOFR + 1.00%), 5.16%,
01/24/31
(g)
.................... 3,585 3,603,230
(3-mo. CME Term SOFR + 1.25%), 2.50%,
02/13/31
(g)
.................... 4,143 3,806,071
(1-day SOFR + 2.15%), 2.59%, 04/29/31
(g)
3,458 3,173,049
(1-day SOFR + 1.53%), 1.90%, 07/23/31
(g)
3,382 3,001,052
(1-day SOFR + 1.37%), 1.92%, 10/24/31
(g)
3,195 2,815,169
(1-day SOFR + 0.87%), 4.46%, 02/06/32
(g)
3,265 3,176,594
Series N, (1-day SOFR + 1.22%), 2.65%,
03/11/32
(g)
.................... 2,567 2,305,579
(1-day SOFR + 1.32%), 2.69%, 04/22/32
(g)
5,330 4,781,295
(1-day SOFR + 1.04%), 4.70%, 04/23/32
(g)
3,885 3,812,272
(1-day SOFR + 1.22%), 2.30%, 07/21/32
(g)
4,435 3,882,501
(1-day SOFR + 1.21%), 2.57%, 10/20/32
(g)
3,753 3,307,910
(1-day SOFR + 1.33%), 2.97%, 02/04/33
(g)
4,320 3,855,858
(1-day SOFR + 1.83%), 4.57%, 04/27/33
(g)
4,203 4,068,649
(1-day SOFR + 2.16%), 5.02%, 07/22/33
(g)
5,800 5,738,935
(1-day SOFR + 1.91%), 5.29%, 04/25/34
(g)
5,705 5,691,310
(1-day SOFR + 1.84%), 5.87%, 09/15/34
(g)
4,705 4,838,427
(1-day SOFR + 1.65%), 5.47%, 01/23/35
(g)
5,965 5,983,480
(1-day SOFR + 1.91%), 5.43%, 08/15/35
(g)
2,910 2,861,656
(1-day SOFR + 1.74%), 5.52%, 10/25/35
(g)
3,750 3,697,395
(1-day SOFR + 1.31%), 5.51%, 01/24/36
(g)
4,405 4,407,923
(1-day SOFR + 1.70%), 5.74%, 02/12/36
(g)
2,615 2,613,810
(1-day SOFR + 1.64%), 5.46%, 05/09/36
(g)
2,570 2,566,820
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 2.48%,
09/21/36
(g)
.................... USD 2,274 $ 1,962,795
6.11%, 01/29/37 .................. 1,917 1,974,222
(1-day SOFR + 1.13%), 5.05%, 02/06/37
(g)
4,395 4,232,949
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 3.85%,
03/08/37
(g)
.................... 2,265 2,080,153
(1-day SOFR + 1.57%), 5.49%, 04/23/37
(g)
3,345 3,251,879
(3-mo. CME Term SOFR + 2.08%), 4.24%,
04/24/38
(g)
.................... 2,435 2,171,357
7.75%, 05/14/38 .................. 1,630 1,887,710
(3-mo. CME Term SOFR + 1.58%), 4.08%,
04/23/40
(g)
.................... 1,953 1,663,943
(1-day SOFR + 1.93%), 2.68%, 06/19/41
(g)
5,797 4,078,593
5.88%, 02/07/42 .................. 1,964 1,974,724
(1-day SOFR + 1.58%), 3.31%, 04/22/42
(g)
5,761 4,318,301
5.00%, 01/21/44 .................. 2,580 2,335,275
4.88%, 04/01/44 .................. 1,200 1,072,352
Series L, 4.75%, 04/21/45 ............ 653 560,473
(3-mo. CME Term SOFR + 2.25%), 4.44%,
01/20/48
(g)
.................... 2,589 2,102,760
(3-mo. CME Term SOFR + 1.45%), 3.95%,
01/23/49
(g)
.................... 3,773 2,819,631
(3-mo. CME Term SOFR + 1.78%), 4.33%,
03/15/50
(g)
.................... 3,771 2,971,575
(3-mo. CME Term SOFR + 3.41%), 4.08%,
03/20/51
(g)
.................... 7,952 5,979,690
(1-day SOFR + 1.88%), 2.83%, 10/24/51
(g)
1,805 1,072,631
Series N, (1-day SOFR + 1.65%), 3.48%,
03/13/52
(g)
.................... 3,105 2,089,346
(1-day SOFR + 1.56%), 2.97%, 07/21/52
(c)(g)
3,394 2,077,271
Bank of America NA, 6.00%, 10/15/36 ..... 1,305 1,344,442
Bank of China Ltd.
(e)
(SOFR Index + 0.59%), 4.24%, 09/30/27
(g)
200 200,509
(SOFR Index + 0.50%), 4.16%, 03/04/28
(g)
600 601,449
(SOFR Index + 0.50%), 4.12%, 03/19/28
(g)
600 601,258
(SOFR Index + 0.50%), 4.15%, 03/24/28
(g)
600 601,264
(SOFR Index + 0.48%), 4.12%, 10/21/28
(g)
800 801,904
(SOFR Index + 0.43%), 4.09%, 11/24/28
(g)
400 400,458
3.63%, 04/17/29 .................. 400 390,397
(SOFR Index + 0.35%), 4.02%, 05/18/29
(g)
600 599,338
(SOFR Index + 0.49%), 4.16%, 11/10/30
(g)
600 602,157
(1-day SOFR + 0.38%), 4.04%, 05/28/31
(g)
400 399,658
Bank of Communications Co. Ltd., (SOFR Index
+ 0.55%), 4.22%, 08/01/27
(e)(g)
........ 800 801,371
Bank of East Asia Ltd. (The)
(e)(g)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.40%), 5.38%,
05/13/32 ..................... 1,250 1,235,612
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 6.75%,
06/27/34 ..................... 750 773,931
Bank of Ireland Group plc
(d)(g)
(1-day SOFR + 1.62%), 5.60%, 03/20/30 . 640 649,678
(SOFR Index + 1.16%), 5.00%, 11/12/32 . 1,385 1,366,546
Bank of Montreal
Series H, 4.70%, 09/14/27 ........... 1,310 1,313,156
5.20%, 02/01/28 .................. 1,515 1,527,751
(SOFR Index + 0.75%), 4.06%, 09/22/28
(g)
1,370 1,361,548
5.72%, 09/25/28 .................. 1,990 2,032,352
(SOFR Index + 0.67%), 5.00%, 01/27/29
(g)
1,935 1,944,956
Series J, (1-day SOFR + 0.63%), 4.55%,
06/02/29
(g)
.................... 550 548,027

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Series J, (1-day SOFR + 0.89%), 4.34%,
03/19/30
(g)
.................... USD 1,190 $ 1,176,109
(1-day SOFR + 1.25%), 4.64%, 09/10/30
(g)
940 933,235
5.51%, 06/04/31 .................. 1,795 1,833,233
(SOFR Index + 1.08%), 4.35%, 09/22/31
(g)
1,890 1,844,002
Series J, (1-day SOFR + 0.97%), 4.44%,
01/14/32
(g)
.................... 1,915 1,863,927
Series J, (1-day SOFR + 0.96%), 4.88%,
06/02/32
(g)
.................... 675 667,474
(5-Year USD Swap Semi + 1.43%), 3.80%,
12/15/32
(g)
.................... 856 841,243
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.40%), 3.09%,
01/10/37
(g)
.................... 1,295 1,147,480
Series J, (1-day SOFR + 1.21%), 5.30%,
06/02/37
(g)
.................... 990 968,068
Bank of New Zealand
(d)
4.85%, 02/07/28 .................. 500 501,891
5.08%, 01/30/29
(c)
................. 730 735,636
4.76%, 06/10/31 .................. 915 907,736
Bank of Nova Scotia (The)
5.25%, 06/12/28 .................. 1,525 1,544,301
(1-day SOFR + 1.00%), 4.40%, 09/08/28
(g)
1,010 1,007,476
(1-day SOFR + 0.76%), 4.04%, 09/15/28
(g)
1,215 1,207,297
(1-day SOFR + 0.89%), 4.93%, 02/14/29
(g)
2,020 2,025,419
(1-day SOFR + 0.66%), 4.58%, 06/05/29
(g)
1,010 1,005,649
5.45%, 08/01/29 .................. 845 862,498
4.85%, 02/01/30 .................. 1,990 1,988,666
(1-day SOFR + 0.73%), 4.25%, 02/02/30
(g)
2,125 2,092,163
(1-day SOFR + 1.07%), 5.13%, 02/14/31
(g)
1,550 1,554,802
2.15%, 08/01/31 .................. 2,115 1,850,724
(1-day SOFR + 1.09%), 4.34%, 09/15/31
(g)
2,065 2,006,860
2.45%, 02/02/32 .................. 2,165 1,896,783
(1-day SOFR + 0.97%), 4.90%, 06/05/32
(g)
1,035 1,021,627
(1-day SOFR + 1.44%), 4.74%, 11/10/32
(g)
2,310 2,263,745
5.65%, 02/01/34 .................. 2,715 2,765,049
(1-day SOFR + 1.05%), 4.81%, 02/02/34
(g)
2,125 2,056,617
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 4.59%,
05/04/37
(g)
.................... 855 813,723
Bank of the Philippine Islands
(e)
5.25%, 03/26/29 .................. 400 402,525
5.00%, 04/07/30 .................. 400 401,170
5.63%, 04/07/35 .................. 600 606,043
BankUnited, Inc., 5.13%, 06/11/30 ....... 305 299,727
Banque Federative du Credit Mutuel SA
(d)
5.19%, 02/16/28 .................. 845 850,769
5.79%, 07/13/28 .................. 1,185 1,206,527
4.59%, 10/16/28 .................. 1,985 1,974,630
4.79%, 07/09/29 .................. 600 596,035
5.54%, 01/22/30 .................. 655 663,577
4.54%, 01/15/31 .................. 600 583,949
(1-day SOFR + 1.20%), 5.15%, 07/09/32
(g)
600 592,163
5.11%, 01/15/36 .................. 400 383,967
Barclays plc
4.34%, 01/10/28 .................. 2,159 2,148,520
4.84%, 05/09/28 .................. 2,038 2,034,602
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.65%), 5.50%,
08/09/28
(g)
.................... 1,910 1,923,585
(1-day SOFR + 1.34%), 4.84%, 09/10/28
(g)
1,350 1,350,725
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.30%), 7.39%,
11/02/28
(g)
.................... 1,160 1,195,669
(1-day SOFR + 0.96%), 5.09%, 02/25/29
(g)
2,310 2,316,880
Security
Par (000)
Par (000) Value
Banks (continued)
4.97%, 05/16/29
(g)
................. USD 2,760 $ 2,763,140
(1-day SOFR + 2.22%), 6.49%, 09/13/29
(g)
1,660 1,710,765
(1-day SOFR + 1.08%), 4.48%, 11/11/29
(g)
1,800 1,781,461
(1-day SOFR + 1.74%), 5.69%, 03/12/30
(g)
1,930 1,960,438
(1-day SOFR + 0.93%), 4.22%, 05/24/30
(g)
1,245 1,217,597
5.09%, 06/20/30
(g)
................. 1,625 1,623,183
(1-day SOFR + 0.91%), 4.91%, 06/26/30
(g)
1,540 1,532,016
(1-day SOFR + 1.56%), 4.94%, 09/10/30
(g)
1,730 1,721,391
(1-day SOFR + 1.23%), 5.37%, 02/25/31
(g)
1,810 1,820,063
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 2.65%,
06/24/31
(g)
.................... 728 663,007
(1-day SOFR + 1.14%), 4.52%, 02/24/32
(g)
1,475 1,426,210
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 2.67%,
03/10/32
(g)
.................... 1,190 1,062,481
(1-day SOFR + 1.14%), 5.10%, 06/26/32
(g)
1,540 1,520,442
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 2.89%,
11/24/32
(g)
.................... 1,390 1,231,916
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.00%), 5.75%,
08/09/33
(g)
.................... 905 919,233
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.50%), 7.44%,
11/02/33
(g)
.................... 1,795 1,976,910
(1-day SOFR + 2.98%), 6.22%, 05/09/34
(g)
2,210 2,286,671
(1-day SOFR + 3.57%), 7.12%, 06/27/34
(g)
1,525 1,641,664
(1-day SOFR + 2.62%), 6.69%, 09/13/34
(g)
1,580 1,677,106
(1-day SOFR + 1.91%), 5.34%, 09/10/35
(g)
2,300 2,239,937
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.90%), 3.56%,
09/23/35
(g)
.................... 1,140 1,061,369
(1-day SOFR + 1.59%), 5.79%, 02/25/36
(g)
2,400 2,401,616
(1-day SOFR + 1.51%), 5.21%, 02/24/37
(g)
2,160 2,056,627
(1-day SOFR + 1.51%), 5.59%, 06/26/37
(g)
1,740 1,698,165
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 3.81%,
03/10/42
(g)
.................... 927 710,754
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 3.33%,
11/24/42
(g)
.................... 1,245 900,423
5.25%, 08/17/45 .................. 1,680 1,521,202
(1-day SOFR + 1.83%), 5.86%, 08/11/46
(g)
2,050 1,958,226
4.95%, 01/10/47 .................. 1,672 1,422,187
(1-day SOFR + 2.42%), 6.04%, 03/12/55
(c)(g)
810 794,952
BBG Sukuk Ltd., 4.56%, 10/09/29
(e)
....... 1,300 1,279,201
BBK BSC, 6.88%, 06/06/29
(e)
........... 600 579,446
BBVA Mexico SA, 5.25%, 09/10/29
(c)(e)
..... 1,000 1,001,263
BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico, 5.40%,
06/03/31
(d)
..................... 800 794,302
BDO Unibank, Inc., 4.38%, 12/03/30
(e)
..... 600 589,255
BNP Paribas SA
(d)
3.50%, 11/16/27 .................. 700 690,761
4.40%, 08/14/28 .................. 2,100 2,081,342
(1-day SOFR + 1.61%), 1.90%, 09/30/28
(g)
3,640 3,526,867
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 5.13%,
01/13/29
(g)
.................... 4,945 4,969,497
(1-day SOFR + 1.45%), 4.79%, 05/09/29
(g)
1,840 1,837,114
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.34%,
06/12/29
(g)
.................... 2,385 2,404,687
(1-day SOFR + 1.22%), 2.16%, 09/15/29
(g)
1,500 1,417,035

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.52%), 5.18%, 01/09/30
(g)
USD 2,320 $ 2,332,243
(3-mo. CME Term SOFR + 2.83%), 5.20%,
01/10/30
(g)
.................... 1,873 1,880,797
(1-day SOFR + 1.59%), 5.50%, 05/20/30
(g)
1,670 1,689,736
(1-day SOFR + 0.94%), 4.89%, 06/30/30
(g)
1,320 1,313,206
(1-day SOFR + 1.28%), 5.28%, 11/19/30
(g)
1,400 1,406,267
(1-day SOFR + 1.51%), 3.05%, 01/13/31
(g)
2,540 2,372,395
(1-day SOFR + 1.68%), 5.09%, 05/09/31
(g)
670 669,046
(3-mo. CME Term SOFR + 1.39%), 2.87%,
04/19/32
(g)
.................... 2,543 2,292,342
(1-day SOFR + 1.62%), 5.79%, 01/13/33
(g)
2,215 2,256,112
(1-day SOFR + 1.56%), 3.13%, 01/20/33
(g)
1,573 1,406,906
(5-Year USD Swap Semi + 1.48%), 4.38%,
03/01/33
(g)
.................... 1,348 1,330,004
(1-day SOFR + 1.29%), 4.92%, 01/15/34
(g)
800 774,310
(1-day SOFR + 1.87%), 5.89%, 12/05/34
(g)
2,950 3,027,420
(1-day SOFR + 1.88%), 5.74%, 02/20/35
(g)
1,745 1,767,361
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 2.59%,
08/12/35
(g)
.................... 1,540 1,381,872
(1-day SOFR + 1.92%), 5.91%, 11/19/35
(g)
1,650 1,649,871
2.82%, 01/26/41 .................. 810 558,214
BOS Funding Ltd.
(e)
7.00%, 03/14/28 .................. 600 609,211
5.25%, 09/12/29 .................. 600 589,833
4.88%, 11/19/30 .................. 400 384,002
Boubyan Sukuk Ltd., 4.97%, 06/04/30
(e)
.... 600 597,350
BPCE SA
(d)
3.50%, 10/23/27 .................. 665 655,554
3.25%, 01/11/28 .................. 1,110 1,087,886
5.13%, 01/18/28 .................. 1,030 1,036,146
4.63%, 09/12/28 .................. 571 568,043
5.28%, 05/30/29 .................. 1,845 1,866,846
2.70%, 10/01/29 .................. 1,176 1,100,188
(1-day SOFR + 2.27%), 6.71%, 10/19/29
(g)
1,120 1,159,952
(1-day SOFR + 1.96%), 5.72%, 01/18/30
(c)(g)
1,185 1,201,271
(1-day SOFR + 1.68%), 5.88%, 01/14/31
(g)
2,345 2,390,708
(1-day SOFR + 1.58%), 5.39%, 05/28/31
(g)
1,000 1,001,344
(1-day SOFR + 1.27%), 4.76%, 01/13/32
(g)
1,250 1,219,771
(1-day SOFR + 1.31%), 2.28%, 01/20/32
(g)
1,135 996,379
(1-day SOFR + 1.22%), 5.18%, 06/02/32
(g)
4,605 4,552,911
(1-day SOFR + 1.73%), 3.12%, 10/19/32
(g)
1,000 881,154
(1-day SOFR + 2.87%), 5.75%, 07/19/33
(g)
1,255 1,265,386
(1-day SOFR + 2.59%), 7.00%, 10/19/34
(g)
1,685 1,799,184
(1-day SOFR + 2.79%), 6.51%, 01/18/35
(g)
735 750,299
(1-day SOFR + 1.85%), 5.94%, 05/30/35
(g)
1,570 1,579,384
(1-day SOFR + 2.04%), 6.29%, 01/14/36
(g)
1,765 1,803,458
(1-day SOFR + 1.96%), 6.03%, 05/28/36
(g)
1,025 1,027,921
(1-day SOFR + 1.57%), 5.42%, 01/13/37
(g)
1,150 1,098,990
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 3.65%,
01/14/37
(g)
.................... 1,195 1,067,086
(1-day SOFR + 1.63%), 5.77%, 06/02/37
(g)
1,555 1,524,376
(1-day SOFR + 1.95%), 3.58%, 10/19/42
(g)
830 600,540
(1-day SOFR + 2.61%), 6.92%, 01/14/46
(g)
790 788,597
(1-day SOFR + 2.11%), 6.35%, 01/13/47
(g)
500 467,499
BSF Finance
(e)
5.50%, 11/23/27 .................. 600 603,522
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 5.76%,
09/03/35
(g)
.................... 1,200 1,169,958
BSF Sukuk Co. Ltd.
(e)
4.75%, 05/31/28 .................. 1,200 1,191,449
5.00%, 01/25/29 .................. 800 796,055
5.38%, 01/21/30 .................. 800 806,481
Security
Par (000)
Par (000) Value
Banks (continued)
Burgan Senior SPC Ltd., 4.88%, 10/16/30
(e)
.. USD 600 $ 592,654
CaixaBank SA
(d)(g)
(1-day SOFR + 2.70%), 6.21%, 01/18/29 . 1,550 1,582,128
(1-day SOFR + 1.14%), 4.63%, 07/03/29 . 1,260 1,256,173
(SOFR Index + 1.78%), 5.67%, 03/15/30 . 1,265 1,287,100
(1-day SOFR + 1.36%), 4.89%, 07/03/31 . 1,000 989,654
(1-day SOFR + 1.21%), 4.82%, 04/22/32 . 1,315 1,290,452
(1-day SOFR + 2.77%), 6.84%, 09/13/34 . 1,075 1,152,587
(1-day SOFR + 2.26%), 6.04%, 06/15/35 . 1,030 1,054,166
(1-day SOFR + 1.79%), 5.58%, 07/03/36 . 1,105 1,092,533
(1-day SOFR + 1.53%), 5.40%, 04/22/37 . 1,245 1,206,833
Canadian Imperial Bank of Commerce
5.00%, 04/28/28 .................. 1,260 1,268,039
(SOFR Index + 0.60%), 4.24%, 09/08/28
(g)
880 876,332
5.99%, 10/03/28 .................. 1,505 1,543,592
(1-day SOFR + 1.03%), 4.86%, 03/30/29
(g)
2,135 2,138,281
5.26%, 04/08/29 .................. 1,705 1,724,146
(1-day SOFR + 0.67%), 4.72%, 06/16/29
(g)
1,315 1,313,801
(SOFR Index + 0.79%), 4.28%, 01/29/30
(g)
2,600 2,561,954
(1-day SOFR + 1.34%), 4.63%, 09/11/30
(g)
1,355 1,342,540
(1-day SOFR + 1.11%), 5.25%, 01/13/31
(g)
1,895 1,907,616
(SOFR Index + 1.17%), 4.58%, 09/08/31
(g)
1,785 1,751,941
3.60%, 04/07/32 .................. 1,560 1,443,777
(SOFR Index + 1.01%), 5.05%, 06/16/32
(g)
1,140 1,132,481
6.09%, 10/03/33 .................. 1,725 1,802,691
Capital One NA
4.65%, 09/13/28 .................. 809 809,177
2.70%, 02/06/30 .................. 1,475 1,369,365
CBQ Finance Ltd.
(e)
5.38%, 03/28/29 .................. 800 800,772
4.63%, 09/10/30 .................. 800 774,351
China CITIC Bank International Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.65%), 6.00%, 12/05/33
(e)(g)
... 500 512,190
China Construction Bank Corp.
(e)(g)
(SOFR Index + 0.52%), 4.18%, 05/28/28 . 1,000 1,002,544
(SOFR Index + 0.50%), 4.16%, 09/11/28 . 1,000 1,002,371
(SOFR Index + 0.35%), 4.01%, 06/15/29 . 600 599,646
(SOFR Index + 0.60%), 4.26%, 05/28/30 . 1,200 1,207,808
(SOFR Index + 0.58%), 4.24%, 09/11/30 . 400 402,288
(SOFR Index + 0.38%), 4.04%, 06/15/31 . 600 599,616
Citibank NA
5.80%, 09/29/28 .................. 2,735 2,805,068
(1-day SOFR + 0.60%), 4.55%, 06/18/29
(g)
3,250 3,239,057
4.84%, 08/06/29 .................. 2,410 2,418,246
4.91%, 05/29/30 .................. 3,610 3,617,119
(1-day SOFR + 0.91%), 4.85%, 06/18/32
(g)
3,250 3,210,279
5.57%, 04/30/34 .................. 1,075 1,092,198
Citigroup, Inc.
4.45%, 09/29/27 .................. 2,441 2,434,787
6.63%, 01/15/28 .................. 1,266 1,302,393
4.13%, 07/25/28 .................. 2,020 1,995,320
(3-mo. CME Term SOFR + 1.41%), 3.52%,
10/27/28
(g)
.................... 2,948 2,906,726
(1-day SOFR + 0.87%), 4.79%, 03/04/29
(g)
3,445 3,445,663
(3-mo. CME Term SOFR + 1.45%), 4.08%,
04/23/29
(g)
.................... 3,179 3,143,867
(1-day SOFR + 1.36%), 5.17%, 02/13/30
(g)
3,640 3,660,050
(3-mo. CME Term SOFR + 1.60%), 3.98%,
03/20/30
(g)
.................... 2,735 2,671,064
(1-day SOFR + 1.34%), 4.54%, 09/19/30
(g)
3,600 3,557,160
(1-day SOFR + 1.42%), 2.98%, 11/05/30
(g)
2,364 2,220,014
(1-day SOFR + 1.15%), 2.67%, 01/29/31
(g)
2,775 2,563,179
(1-day SOFR + 3.91%), 4.41%, 03/31/31
(g)
4,113 4,024,684
(1-day SOFR + 1.46%), 4.95%, 05/07/31
(g)
2,400 2,388,868

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 2.11%), 2.57%, 06/03/31
(g)
USD 4,145 $ 3,784,280
(1-day SOFR + 1.17%), 4.50%, 09/11/31
(g)
3,155 3,083,502
(1-day SOFR + 1.17%), 2.56%, 05/01/32
(g)
3,829 3,411,173
6.63%, 06/15/32 .................. 1,384 1,482,177
(1-day SOFR + 1.18%), 2.52%, 11/03/32
(g)
2,735 2,397,934
(1-day SOFR + 1.35%), 3.06%, 01/25/33
(g)
4,381 3,927,468
5.88%, 02/22/33 .................. 681 695,602
(1-day SOFR + 1.94%), 3.79%, 03/17/33
(g)
3,520 3,273,778
(1-day SOFR + 2.09%), 4.91%, 05/24/33
(g)
2,690 2,648,166
6.00%, 10/31/33 .................. 945 970,881
(1-day SOFR + 2.34%), 6.27%, 11/17/33
(g)
2,800 2,946,364
(1-day SOFR + 2.66%), 6.17%, 05/25/34
(g)
3,085 3,165,414
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.28%), 5.59%,
11/19/34
(g)
.................... 935 941,690
(1-day SOFR + 2.06%), 5.83%, 02/13/35
(g)
2,710 2,710,096
(1-day SOFR + 1.45%), 5.45%, 06/11/35
(g)
3,475 3,470,115
(1-day SOFR + 1.83%), 6.02%, 01/24/36
(g)
3,520 3,541,355
(1-day SOFR + 1.47%), 5.33%, 03/27/36
(g)
2,880 2,838,819
6.13%, 08/25/36 .................. 680 690,737
(1-day SOFR + 1.49%), 5.17%, 09/11/36
(g)
3,550 3,457,361
(3-mo. CME Term SOFR + 1.43%), 3.88%,
01/24/39
(g)
.................... 2,462 2,086,269
8.13%, 07/15/39 .................. 2,297 2,802,412
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.73%), 5.41%,
09/19/39
(g)
.................... 1,145 1,108,580
(1-day SOFR + 4.55%), 5.32%, 03/26/41
(g)
2,596 2,492,121
5.88%, 01/30/42 .................. 1,369 1,365,574
(1-day SOFR + 1.38%), 2.90%, 11/03/42
(g)
1,305 914,987
6.68%, 09/13/43 .................. 1,060 1,121,847
5.30%, 05/06/44 .................. 1,190 1,079,004
4.65%, 07/30/45 .................. 2,201 1,860,157
4.75%, 05/18/46 .................. 2,265 1,857,699
(3-mo. CME Term SOFR + 2.10%), 4.28%,
04/24/48
(g)
.................... 370 293,048
4.65%, 07/23/48 .................. 925 766,536
(1-day SOFR + 1.75%), 5.61%, 03/04/56
(c)(g)
3,700 3,460,596
Citizens Bank NA
(g)
(1-day SOFR + 2.00%), 4.58%, 08/09/28 . 770 768,702
(1-day SOFR + 0.70%), 4.19%, 01/29/29 . 1,150 1,139,640
Citizens Financial Group, Inc.
(1-day SOFR + 2.01%), 5.84%, 01/23/30
(g)
1,350 1,377,224
2.50%, 02/06/30 .................. 1,290 1,185,069
3.25%, 04/30/30 .................. 1,155 1,085,122
(1-day SOFR + 1.26%), 5.25%, 03/05/31
(g)
775 777,275
(1-day SOFR + 1.91%), 5.72%, 07/23/32
(g)
2,630 2,670,642
2.64%, 09/30/32 .................. 750 638,835
(1-day SOFR + 2.33%), 6.65%, 04/25/35
(g)
915 967,148
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 5.30%,
01/29/36
(g)
.................... 120 117,440
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 5.64%,
05/21/37
(g)
.................... 490 485,572
Commercial Bank of Dubai PSC
(e)
5.32%, 06/14/28 .................. 800 799,901
4.86%, 10/10/29 .................. 600 591,565
Commonwealth Bank of Australia
3.15%, 09/19/27
(d)
................. 670 660,551
4.42%, 03/14/28 .................. 540 539,455
3.90%, 03/16/28
(d)
................. 805 797,490
Series C, 4.36%, 03/27/29 ........... 980 974,222
4.61%, 03/14/30
(d)
................. 2,345 2,339,290
4.15%, 10/01/30 .................. 890 871,110
Security
Par (000)
Par (000) Value
Banks (continued)
2.69%, 03/11/31
(d)
................. USD 1,465 $ 1,314,540
1.88%, 09/15/31
(d)
................. 840 732,668
3.78%, 03/14/32
(d)
................. 1,145 1,057,524
5.84%, 03/13/34
(d)
................. 980 990,728
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 3.61%,
09/12/34
(d)(g)
................... 1,345 1,283,452
3.74%, 09/12/39
(d)
................. 1,754 1,402,255
3.31%, 03/11/41
(d)
................. 1,220 904,723
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.32%), 5.93%,
03/14/46
(d)(g)
................... 1,200 1,161,936
3.90%, 07/12/47
(d)
................. 1,620 1,240,804
4.32%, 01/10/48
(d)
................. 1,130 875,166
Cooperatieve Rabobank UA
3.74%, 01/14/28 .................. 250 247,528
4.88%, 01/21/28 .................. 180 181,036
4.35%, 06/09/28 .................. 500 498,633
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 4.66%,
08/22/28
(d)(g)
................... 970 970,650
3.96%, 10/17/28 .................. 500 494,307
4.80%, 01/09/29 .................. 945 950,470
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.40%), 5.56%,
02/28/29
(d)(g)
................... 1,485 1,505,739
4.32%, 04/01/29 .................. 500 497,096
4.49%, 10/17/29 .................. 935 930,747
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.12%), 5.45%,
03/05/30
(c)(d)(g)
.................. 735 744,427
4.16%, 01/14/31 .................. 250 243,882
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.92%), 4.99%,
05/27/31
(d)(g)
................... 500 499,304
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.00%), 5.71%,
01/21/33
(d)(g)
................... 1,000 1,023,693
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.42%), 3.76%,
04/06/33
(d)(g)
................... 370 342,752
5.12%, 06/09/36 .................. 500 487,111
5.25%, 05/24/41 .................. 2,227 2,139,343
5.75%, 12/01/43 .................. 1,461 1,404,767
5.25%, 08/04/45 .................. 1,086 972,586
Credit Agricole SA
(d)
5.30%, 07/12/28 .................. 1,370 1,388,701
(1-day SOFR + 1.21%), 4.63%, 09/11/28
(g)
1,710 1,708,633
(1-day SOFR + 1.13%), 5.23%, 01/09/29
(g)
2,615 2,629,010
(1-day SOFR + 1.86%), 6.32%, 10/03/29
(g)
1,915 1,971,782
(1-day SOFR + 1.69%), 5.34%, 01/10/30
(g)
1,265 1,276,484
3.25%, 01/14/30 .................. 1,223 1,146,920
(1-day SOFR + 1.46%), 5.22%, 05/27/31
(g)
500 501,206
(1-day SOFR + 1.17%), 4.66%, 01/12/32
(g)
1,250 1,218,812
(1-day SOFR + 1.13%), 5.19%, 08/01/32
(g)
1,155 1,147,084
(5-Year USD Swap Semi + 1.64%), 4.00%,
01/10/33
(g)
.................... 1,175 1,154,316
5.51%, 07/05/33 .................. 1,540 1,559,698
(1-day SOFR + 1.36%), 4.82%, 09/25/33
(g)
1,000 965,976
5.37%, 03/11/34
(c)
................. 980 984,623
(1-day SOFR + 2.67%), 6.25%, 01/10/35
(g)
1,340 1,365,919
(1-day SOFR + 1.74%), 5.86%, 01/09/36
(g)
1,485 1,498,566
(1-day SOFR + 1.43%), 5.26%, 01/12/37
(g)
1,800 1,732,098
2.81%, 01/11/41 .................. 1,435 991,385

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Danske Bank A/S
(d)
4.38%, 06/12/28 .................. USD 355 $ 352,829
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.75%), 4.66%,
03/27/29
(g)
.................... 1,750 1,747,854
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.40%), 5.71%,
03/01/30
(g)
.................... 1,505 1,530,749
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 4.61%,
10/02/30
(g)
.................... 1,095 1,080,103
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.93%), 5.02%,
03/04/31
(g)
.................... 810 807,128
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 4.42%,
09/12/31
(g)
.................... 400 388,752
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.98%), 5.00%,
03/27/32
(g)
.................... 800 791,367
DBS Group Holdings Ltd., 4.40%, 03/21/28
(d)
. 600 599,539
Depository Trust Co. (The)
(d)
4.30%, 03/27/29 .................. 250 247,847
4.55%, 03/27/31 .................. 250 246,428
DIB Sukuk Ltd.
(e)
5.49%, 11/30/27 .................. 1,400 1,410,593
4.80%, 08/16/28 .................. 1,200 1,196,489
5.24%, 03/04/29 .................. 1,000 1,007,133
4.57%, 11/19/30 .................. 800 784,440
DNB Bank ASA
(d)(g)
(1-day SOFR + 1.05%), 4.85%, 11/05/30 . 880 878,664
(1-day SOFR + 1.05%), 4.38%, 11/04/31 . 1,010 982,436
(1-day SOFR + 1.13%), 4.83%, 03/30/32 . 800 789,362
Doha Finance Ltd.
(e)
5.25%, 03/12/29 .................. 600 599,725
5.25%, 03/05/30 .................. 1,000 994,438
4.50%, 03/16/31 .................. 600 575,434
Ecobank Transnational, Inc., 10.13%,
10/15/29
(e)
..................... 600 662,034
EI Sukuk Co. Ltd.
(e)
5.43%, 05/28/29 .................. 800 804,193
5.06%, 03/25/30 .................. 800 797,755
4.54%, 03/23/31 .................. 800 783,105
Emirates NBD Bank PJSC
5.63%, 10/21/27
(e)
................. 600 604,681
5.88%, 10/11/28
(e)
................. 1,000 1,017,237
4.20%, 01/13/29
(e)
................. 400 392,569
(1-day SOFR + 1.40%), 5.04%, 01/31/29
(e)(g)
800 804,182
5.14%, 11/26/29
(e)
................. 400 400,386
(1-day SOFR + 1.10%), 4.74%, 01/22/30
(e)(g)
800 798,471
4.53%, 01/13/31
(e)
................. 800 777,848
5.13%, 06/29/31
(d)
................. 1,800 1,778,286
Fab Sukuk Co. Ltd.
(e)
4.58%, 01/17/28 .................. 400 398,830
4.78%, 01/23/29 .................. 800 796,561
5.15%, 01/16/30 .................. 1,000 1,001,162
4.86%, 05/13/31 .................. 600 593,043
Federation des Caisses Desjardins du
Quebec
(d)
4.55%, 08/23/27 .................. 685 685,984
5.70%, 03/14/28 .................. 1,350 1,372,532
5.25%, 04/26/29
(c)
................. 1,015 1,026,768
4.57%, 08/26/30 .................. 265 260,780
5.02%, 05/27/31 .................. 2,460 2,450,367
Security
Par (000)
Par (000) Value
Banks (continued)
Fifth Third Bancorp
3.95%, 03/14/28 .................. USD 923 $ 912,964
(SOFR Index + 2.19%), 6.36%, 10/27/28
(g)
1,140 1,161,388
4.00%, 02/01/29
(d)
................. 625 611,364
(1-day SOFR + 2.34%), 6.34%, 07/27/29
(g)
550 565,456
(SOFR Index + 2.13%), 4.77%, 07/28/30
(g)
1,450 1,441,660
(1-day SOFR + 1.49%), 4.90%, 09/06/30
(g)
1,040 1,036,778
(1-day SOFR + 1.84%), 5.63%, 01/29/32
(g)
1,510 1,535,787
(1-day SOFR + 0.95%), 4.57%, 04/29/32
(g)
1,315 1,277,466
(1-day SOFR + 1.66%), 4.34%, 04/25/33
(g)
865 822,598
(1-day SOFR + 1.24%), 5.14%, 01/29/37
(g)
2,510 2,408,559
8.25%, 03/01/38 .................. 960 1,144,482
Fifth Third Bank NA, (1-day SOFR + 2.61%),
5.33%, 08/25/33
(g)
................ 320 315,820
First Abu Dhabi Bank PJSC
(e)
5.13%, 10/13/27 .................. 600 601,716
4.38%, 04/24/28 .................. 800 791,456
4.77%, 06/06/28 .................. 800 796,619
(1-day SOFR + 1.20%), 4.84%, 01/29/29
(g)
600 602,327
5.00%, 02/28/29 .................. 1,000 997,910
(1-day SOFR + 1.05%), 4.69%, 07/22/29
(g)
800 798,635
(1-day SOFR + 1.00%), 4.64%, 01/22/30
(g)
1,000 995,134
(1-day SOFR + 0.97%), 4.63%, 05/27/30
(g)
800 795,898
4.38%, 09/10/30 .................. 800 776,982
4.30%, 01/13/31 .................. 800 770,506
(1-day SOFR + 0.75%), 4.42%, 02/11/31
(g)
800 786,093
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 6.32%,
04/04/34
(g)
.................... 1,200 1,216,868
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 5.80%,
01/16/35
(g)
.................... 1,600 1,605,183
First Citizens BancShares, Inc.
(g)
(1-day SOFR + 1.41%), 5.23%, 03/12/31 . 285 281,693
(1-day SOFR + 1.49%), 4.87%, 03/03/32 . 375 361,648
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%), 6.25%,
03/12/40 ..................... 660 640,672
First Horizon Bank, 5.75%, 05/01/30 ...... 650 653,696
First Horizon Corp., (1-day SOFR + 1.77%),
5.51%, 03/07/31
(g)
................ 25 25,087
First-Citizens Bank & Trust Co.
6.13%, 03/09/28 .................. 600 610,306
(1-day SOFR + 1.15%), 5.10%, 07/13/29
(g)
800 797,909
FNB Corp., (SOFR Index + 1.93%), 5.72%,
12/11/30
(g)
..................... 135 135,370
GFH Senior Sukuk Ltd., 7.50%, 11/06/29
(e)
.. 600 579,256
Golomt Bank, 7.95%, 05/14/29
(e)
......... 600 601,432
Grupo Aval Ltd., 4.38%, 02/04/30
(e)
....... 1,200 1,129,709
HBOS plc, 6.00%, 11/01/33
(c)(d)
.......... 185 187,861
HDFC Bank Ltd., 5.18%, 02/15/29
(e)
...... 600 601,348
HSBC Bank USA NA
5.88%, 11/01/34 .................. 470 481,145
5.63%, 08/15/35 .................. 440 442,068
7.00%, 01/15/39 .................. 845 930,151
HSBC Holdings plc
(1-day SOFR + 2.61%), 5.21%, 08/11/28
(g)
2,345 2,355,985
(1-day SOFR + 1.73%), 2.01%, 09/22/28
(g)
2,247 2,180,022
(1-day SOFR + 3.35%), 7.39%, 11/03/28
(g)
3,015 3,108,948
(1-day SOFR + 1.04%), 5.13%, 11/19/28
(g)
1,300 1,305,719
(1-day SOFR + 1.03%), 4.90%, 03/03/29
(g)
1,870 1,873,787
(1-day SOFR + 1.97%), 6.16%, 03/09/29
(g)
2,115 2,158,572
(3-mo. CME Term SOFR + 1.80%), 4.58%,
06/19/29
(g)
.................... 2,849 2,836,397
(1-day SOFR + 1.29%), 2.21%, 08/17/29
(g)
2,215 2,100,838

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.46%), 5.55%, 03/04/30
(g)
USD 3,090 $ 3,131,687
(1-day SOFR + 0.99%), 4.40%, 03/10/30
(g)
1,825 1,798,114
4.95%, 03/31/30 .................. 2,540 2,543,690
(1-day SOFR + 0.94%), 4.71%, 05/12/30
(g)
2,775 2,751,275
(3-mo. CME Term SOFR + 1.87%), 3.97%,
05/22/30
(g)
.................... 3,038 2,952,300
(1-day SOFR + 1.29%), 5.29%, 11/19/30
(g)
2,225 2,237,485
(1-day SOFR + 1.29%), 5.13%, 03/03/31
(g)
1,725 1,722,644
(1-day SOFR + 1.57%), 5.24%, 05/13/31
(g)
2,410 2,415,367
(1-day SOFR + 2.39%), 2.85%, 06/04/31
(g)
1,369 1,259,613
(1-day SOFR + 1.95%), 2.36%, 08/18/31
(g)
1,758 1,578,812
(1-day SOFR + 1.19%), 4.62%, 11/06/31
(g)
2,355 2,301,567
(1-day SOFR + 1.21%), 4.68%, 03/10/32
(g)
3,635 3,548,760
(1-day SOFR + 1.52%), 5.73%, 05/17/32
(g)
1,540 1,570,049
(1-day SOFR + 1.19%), 2.80%, 05/24/32
(g)
3,045 2,723,530
(1-day SOFR + 1.41%), 2.87%, 11/22/32
(g)
1,953 1,735,774
(1-day SOFR + 2.53%), 4.76%, 03/29/33
(g)
1,845 1,776,988
(1-day SOFR + 2.87%), 5.40%, 08/11/33
(g)
2,585 2,589,063
(1-day SOFR + 4.25%), 8.11%, 11/03/33
(g)
1,970 2,223,147
(1-day SOFR + 2.39%), 6.25%, 03/09/34
(g)
2,225 2,320,304
(1-day SOFR + 1.32%), 5.21%, 05/12/34
(g)
5,360 5,266,289
(1-day SOFR + 2.98%), 6.55%, 06/20/34
(g)
1,975 2,063,128
(1-day SOFR + 3.02%), 7.40%, 11/13/34
(g)
1,905 2,079,408
(1-day SOFR + 1.78%), 5.72%, 03/04/35
(g)
1,450 1,462,403
(1-day SOFR + 1.90%), 5.87%, 11/18/35
(g)
1,620 1,621,600
(1-day SOFR + 1.56%), 5.45%, 03/03/36
(g)
2,655 2,617,564
6.50%, 05/02/36 .................. 809 845,462
(1-day SOFR + 1.88%), 5.79%, 05/13/36
(g)
2,230 2,247,867
(1-day SOFR + 1.96%), 5.74%, 09/10/36
(g)
1,770 1,748,192
(1-day SOFR + 1.43%), 5.13%, 11/06/36
(g)
2,500 2,403,543
(1-day SOFR + 1.55%), 5.28%, 03/10/37
(g)
3,335 3,226,305
6.50%, 09/15/37 .................. 2,870 3,011,117
6.80%, 06/01/38 .................. 624 664,632
6.10%, 01/14/42 .................. 1,390 1,426,465
(1-day SOFR + 2.65%), 6.33%, 03/09/44
(g)
3,555 3,650,378
5.25%, 03/14/44 .................. 1,500 1,366,751
HSBC USA, Inc., 4.65%, 06/03/28 ....... 1,160 1,161,180
Huntington Bancshares, Inc.
(1-day SOFR + 1.97%), 4.44%, 08/04/28
(g)
545 543,159
(1-day SOFR + 2.02%), 6.21%, 08/21/29
(g)
1,230 1,261,980
2.55%, 02/04/30 .................. 1,519 1,395,166
(1-day SOFR + 1.28%), 5.27%, 01/15/31
(g)
1,415 1,421,545
(1-day SOFR + 0.99%), 4.62%, 01/28/32
(g)
1,570 1,527,696
(1-day SOFR + 2.05%), 5.02%, 05/17/33
(g)
845 830,493
(SOFR Index + 1.87%), 5.71%, 02/02/35
(g)
1,700 1,706,680
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.17%), 2.49%,
08/15/36
(g)
.................... 867 740,640
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 6.14%,
11/18/39
(g)
.................... 680 680,524
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.35%), 5.61%,
01/28/41
(g)
.................... 375 359,459
Huntington National Bank (The), 5.65%,
01/10/30 ...................... 555 566,541
ICICI Bank Ltd.
3.80%, 12/14/27
(e)
................. 500 492,574
5.46%, 07/30/31
(d)
................. 1,000 1,004,523
Industrial & Commercial Bank of China Ltd.
3.54%, 11/08/27 .................. 750 740,601
4.13%, 05/21/28
(e)
................. 400 397,371
(SOFR Index + 0.52%), 4.19%, 05/21/28
(e)(g)
1,200 1,203,045
(SOFR Index + 0.38%), 4.04%, 03/16/29
(e)(g)
1,000 1,000,363
Security
Par (000)
Par (000) Value
Banks (continued)
Industrial Bank Co. Ltd.
(e)(g)
(SOFR Index + 0.56%), 4.23%, 08/14/27 . USD 600 $ 601,060
(SOFR Index + 0.41%), 4.07%, 03/12/29 . 800 800,449
Industrial Subordinated Trust 2 0, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.86%), 6.55%, 04/15/36
(e)(g)
... 1,000 1,005,551
ING Groep NV
4.55%, 10/02/28 .................. 1,703 1,697,706
(1-day SOFR + 1.01%), 4.86%, 03/25/29
(g)
870 871,555
4.05%, 04/09/29 .................. 908 890,692
(1-day SOFR + 1.44%), 5.34%, 03/19/30
(g)
995 1,006,133
(SOFR Index + 1.23%), 5.07%, 03/25/31
(g)
600 600,906
Series VAR, (SOFR Index + 1.26%), 4.80%,
03/23/32
(g)
.................... 1,425 1,400,508
(1-day SOFR + 1.32%), 2.73%, 04/01/32
(g)
1,108 998,101
(1-day SOFR + 2.07%), 4.25%, 03/28/33
(g)
1,111 1,059,726
(1-day SOFR + 2.09%), 6.11%, 09/11/34
(g)
1,165 1,210,913
(1-day SOFR + 1.77%), 5.55%, 03/19/35
(g)
1,580 1,582,628
(1-day SOFR + 1.61%), 5.53%, 03/25/36
(g)
1,010 1,006,065
(SOFR Index + 1.61%), 5.42%, 03/23/37
(g)
2,545 2,494,505
Intercorp Peru Ltd., 3.88%, 08/15/29
(e)
..... 400 384,227
Intesa Sanpaolo SpA
(d)
3.88%, 01/12/28 .................. 355 350,203
Series XR, 4.00%, 09/23/29 .......... 1,855 1,803,841
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.80%), 5.00%,
06/29/30
(g)
.................... 1,000 995,265
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 4.20%,
06/01/32
(g)
.................... 746 699,184
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.95%), 5.20%,
06/29/32
(g)
.................... 1,000 988,978
6.63%, 06/20/33 .................. 1,200 1,280,114
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.40%), 8.25%,
11/21/33
(g)
.................... 1,005 1,146,305
7.20%, 11/28/33 .................. 2,065 2,276,060
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 6.01%,
06/29/37
(g)
.................... 580 568,761
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 4.95%,
06/01/42
(g)
.................... 740 629,073
Series XR, 4.70%, 09/23/49
(c)
......... 585 467,353
7.80%, 11/28/53 .................. 1,360 1,573,485
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.90%), 7.78%,
06/20/54
(g)
.................... 1,696 1,908,231
Israel Discount Bank Ltd., 5.38%, 01/26/28
(d)(e)
600 599,910
Itau Unibanco Holding SA, 6.00%, 02/27/30
(c)(e)
1,200 1,218,771
JPMorgan Chase & Co.
4.25%, 10/01/27 .................. 1,723 1,719,436
3.63%, 12/01/27 .................. 1,355 1,339,207
(1-day SOFR + 0.86%), 4.51%, 10/22/28
(g)
2,355 2,350,405
(3-mo. CME Term SOFR + 1.21%), 3.51%,
01/23/29
(g)
.................... 3,832 3,767,874
(1-day SOFR + 0.80%), 4.92%, 01/24/29
(g)
2,595 2,604,204
(3-mo. CME Term SOFR + 1.38%), 4.01%,
04/23/29
(g)
.................... 4,972 4,913,333
(1-day SOFR + 1.02%), 2.07%, 06/01/29
(g)
2,561 2,441,624
(3-mo. CME Term SOFR + 1.52%), 4.20%,
07/23/29
(g)
.................... 3,075 3,042,482
(1-day SOFR + 1.45%), 5.30%, 07/24/29
(g)
3,010 3,040,948
(1-day SOFR + 1.57%), 6.09%, 10/23/29
(g)
3,005 3,085,863

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(3-mo. CME Term SOFR + 1.59%), 4.45%,
12/05/29
(g)
.................... USD 2,758 $ 2,736,375
(1-day SOFR + 1.31%), 5.01%, 01/23/30
(g)
3,240 3,248,587
(1-day SOFR + 1.16%), 5.58%, 04/22/30
(g)
3,480 3,537,416
(1-day SOFR + 0.82%), 4.41%, 04/23/30
(g)
3,570 3,522,383
(3-mo. CME Term SOFR + 1.42%), 3.70%,
05/06/30
(g)
.................... 3,143 3,045,164
(1-day SOFR + 1.75%), 4.57%, 06/14/30
(g)
2,435 2,410,666
(1-day SOFR + 1.13%), 5.00%, 07/22/30
(g)
3,185 3,190,587
(1-day SOFR + 0.85%), 4.86%, 07/23/30
(g)
3,550 3,542,217
8.75%, 09/01/30 .................. 1,030 1,169,603
(3-mo. CME Term SOFR + 1.51%), 2.74%,
10/15/30
(g)
.................... 4,407 4,121,213
(1-day SOFR + 1.04%), 4.60%, 10/22/30
(g)
3,095 3,064,051
(1-day SOFR + 1.01%), 5.14%, 01/24/31
(g)
3,060 3,071,582
(3-mo. CME Term SOFR + 3.79%), 4.49%,
03/24/31
(g)
.................... 3,516 3,458,171
(1-day SOFR + 2.04%), 2.52%, 04/22/31
(g)
3,214 2,946,606
(1-day SOFR + 1.44%), 5.10%, 04/22/31
(g)
3,010 3,017,913
(3-mo. CME Term SOFR + 2.52%), 2.96%,
05/13/31
(g)
.................... 3,055 2,830,945
(1-day SOFR + 0.93%), 4.26%, 10/22/31
(g)
2,410 2,334,109
(3-mo. CME Term SOFR + 1.11%), 1.76%,
11/19/31
(g)
.................... 2,145 1,873,193
(1-day SOFR + 0.84%), 4.35%, 01/22/32
(g)
2,915 2,825,505
(1-day SOFR + 1.07%), 1.95%, 02/04/32
(g)
3,605 3,151,404
(3-mo. CME Term SOFR + 1.25%), 2.58%,
04/22/32
(g)
.................... 4,100 3,663,214
(1-day SOFR + 0.99%), 4.62%, 04/23/32
(g)
3,585 3,507,706
(1-day SOFR + 1.02%), 5.04%, 07/23/32
(g)
3,615 3,599,436
(1-day SOFR + 1.18%), 2.55%, 11/08/32
(g)
3,700 3,253,684
(1-day SOFR + 1.26%), 2.96%, 01/25/33
(g)
4,240 3,790,608
(1-day SOFR + 1.80%), 4.59%, 04/26/33
(g)
2,890 2,807,901
(1-day SOFR + 2.08%), 4.91%, 07/25/33
(g)
5,170 5,100,317
(1-day SOFR + 2.58%), 5.72%, 09/14/33
(g)
3,525 3,591,672
(1-day SOFR + 1.85%), 5.35%, 06/01/34
(g)
5,138 5,146,547
(1-day SOFR + 1.81%), 6.25%, 10/23/34
(g)
3,165 3,326,292
(1-day SOFR + 1.62%), 5.34%, 01/23/35
(g)
3,290 3,279,790
(1-day SOFR + 1.49%), 5.77%, 04/22/35
(g)
3,205 3,274,783
(1-day SOFR + 1.46%), 5.29%, 07/22/35
(g)
4,110 4,072,110
(1-day SOFR + 1.34%), 4.95%, 10/22/35
(g)
3,370 3,263,188
(1-day SOFR + 1.32%), 5.50%, 01/24/36
(g)
4,800 4,807,116
(1-day SOFR + 1.68%), 5.57%, 04/22/36
(g)
4,445 4,465,487
(1-day SOFR + 1.64%), 5.58%, 07/23/36
(g)
3,640 3,599,831
(1-day SOFR + 1.19%), 4.81%, 10/22/36
(g)
3,695 3,508,739
(1-day SOFR + 1.07%), 4.90%, 01/22/37
(g)
3,755 3,580,673
(1-day SOFR + 1.30%), 5.19%, 02/05/37
(g)
3,030 2,905,841
(1-day SOFR + 1.26%), 5.15%, 04/23/37
(g)
4,580 4,446,067
6.40%, 05/15/38 .................. 3,269 3,501,172
(3-mo. CME Term SOFR + 1.62%), 3.88%,
07/24/38
(g)
.................... 3,105 2,675,192
5.50%, 10/15/40 .................. 1,587 1,565,825
(3-mo. CME Term SOFR + 2.46%), 3.11%,
04/22/41
(g)
.................... 2,080 1,560,322
5.60%, 07/15/41 .................. 2,553 2,518,648
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.25%), 5.80%,
07/23/41
(g)
.................... 1,195 1,181,107
(3-mo. CME Term SOFR + 1.51%), 2.53%,
11/19/41
(g)
.................... 2,340 1,596,132
5.40%, 01/06/42 .................. 2,661 2,559,260
(3-mo. CME Term SOFR + 1.46%), 3.16%,
04/22/42
(g)
.................... 2,870 2,114,823
5.63%, 08/16/43 .................. 1,722 1,671,403
4.85%, 02/01/44 .................. 1,543 1,362,281
Security
Par (000)
Par (000) Value
Banks (continued)
4.95%, 06/01/45 .................. USD 2,520 $ 2,210,961
(1-day SOFR + 1.55%), 5.53%, 11/29/45
(g)
3,415 3,250,971
(3-mo. CME Term SOFR + 1.84%), 4.26%,
02/22/48
(g)
.................... 2,828 2,232,714
(3-mo. CME Term SOFR + 1.72%), 4.03%,
07/24/48
(g)
.................... 2,217 1,689,777
(3-mo. CME Term SOFR + 1.64%), 3.96%,
11/15/48
(g)
.................... 4,654 3,503,146
(3-mo. CME Term SOFR + 1.48%), 3.90%,
01/23/49
(g)
.................... 3,547 2,636,575
(1-day SOFR + 2.44%), 3.11%, 04/22/51
(g)
3,117 1,971,332
(1-day SOFR + 1.58%), 3.33%, 04/22/52
(g)
5,511 3,616,748
Kasikornbank PCL, 5.46%, 03/07/28
(e)
..... 800 806,957
KBC Group NV
(d)(g)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 5.80%,
01/19/29 ..................... 3,485 3,538,531
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.07%), 4.93%,
10/16/30 ..................... 750 748,798
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 4.45%,
09/23/31 ..................... 1,800 1,751,232
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 6.32%,
09/21/34 ..................... 560 587,064
KEB Hana Bank
(e)
5.75%, 10/24/28 .................. 400 409,363
5.38%, 04/23/29 .................. 400 407,098
4.00%, 10/21/30 .................. 400 388,924
Keybank National Association
5.85%, 11/15/27 .................. 1,100 1,115,188
4.39%, 12/14/27 .................. 265 264,229
3.90%, 04/13/29 .................. 434 421,536
4.90%, 08/08/32 .................. 720 698,324
5.00%, 01/26/33 .................. 855 834,247
KeyCorp
4.10%, 04/30/28 .................. 1,060 1,049,450
2.55%, 10/01/29 .................. 1,875 1,746,438
(SOFR Index + 1.23%), 5.12%, 04/04/31
(g)
215 214,946
(SOFR Index + 2.06%), 4.79%, 06/01/33
(g)
1,310 1,270,126
(SOFR Index + 2.42%), 6.40%, 03/06/35
(g)
1,485 1,549,956
(1-day SOFR + 1.37%), 5.31%, 01/28/37
(g)
1,330 1,284,515
KFH Sukuk Co.
(e)
5.01%, 01/17/29 .................. 1,000 993,785
5.38%, 01/14/30 .................. 1,200 1,205,622
4.56%, 01/13/31 .................. 1,200 1,170,934
KIB Sukuk Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.75%), 5.54%, 04/16/36
(e)(g)
.......... 400 390,374
Kookmin Bank
(e)
4.63%, 04/21/28 .................. 400 400,122
4.38%, 05/08/28 .................. 400 398,428
4.50%, 02/01/29 .................. 600 592,729
5.25%, 05/08/29 .................. 200 203,001
4.63%, 05/08/30 .................. 200 199,090
2.50%, 11/04/30
(c)
................. 600 538,950
4.25%, 05/07/31 .................. 800 781,460
Lloyds Banking Group plc
4.38%, 03/22/28 .................. 1,928 1,919,494
4.55%, 08/16/28 .................. 923 921,036
(3-mo. SOFR USD + 1.47%), 3.57%,
11/07/28
(g)
.................... 2,454 2,420,307

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 5.09%,
11/26/28
(g)
.................... USD 1,310 $ 1,316,295
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 5.87%,
03/06/29
(g)
.................... 910 925,425
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.83%), 4.82%,
06/13/29
(g)
.................... 1,250 1,250,686
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.60%), 4.24%,
02/10/30
(g)
.................... 1,295 1,273,412
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.07%), 5.72%,
06/05/30
(g)
.................... 915 933,381
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.82%), 4.43%,
11/04/31
(g)
.................... 1,435 1,396,487
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.30%), 4.98%,
08/11/33
(g)
.................... 1,255 1,234,787
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.75%), 7.95%,
11/15/33
(g)
.................... 760 850,227
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 5.68%,
01/05/35
(g)
.................... 2,325 2,347,062
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 5.59%,
11/26/35
(g)
.................... 1,240 1,243,032
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 6.07%,
06/13/36
(g)
.................... 850 858,573
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.97%), 4.94%,
11/04/36
(g)
.................... 1,280 1,216,380
5.30%, 12/01/45 .................. 865 777,057
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 3.37%,
12/14/46
(g)
.................... 1,415 999,516
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.82%), 5.67%,
02/10/47
(g)
.................... 1,200 1,130,758
4.34%, 01/09/48 .................. 1,142 896,023
M&T Bank Corp.
(g)
(SOFR Index + 1.78%), 4.55%, 08/16/28 . 695 693,763
(1-day SOFR + 0.93%), 4.83%, 01/16/29 . 860 860,503
(1-day SOFR + 2.80%), 7.41%, 10/30/29 . 1,255 1,321,619
(1-day SOFR + 1.40%), 5.18%, 07/08/31 . 915 915,946
(1-day SOFR + 2.26%), 6.08%, 03/13/32 . 1,590 1,642,212
(1-day SOFR + 1.85%), 5.05%, 01/27/34 . 1,205 1,174,648
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.43%), 5.40%,
07/30/35 ..................... 285 282,362
(1-day SOFR + 1.61%), 5.39%, 01/16/36 . 1,570 1,537,397
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.38%), 5.30%,
04/18/36 ..................... 285 279,643
Malayan Banking Bhd.
(e)(g)
(1-day SOFR + 0.60%), 4.27%, 11/19/28 . 600 600,881
(1-day SOFR + 0.57%), 4.21%, 04/23/29 . 600 600,206
Manufacturers & Traders Trust Co.
3.40%, 08/17/27 .................. 730 721,754
4.70%, 01/27/28 .................. 1,185 1,185,881
(1-day SOFR + 0.94%), 4.55%, 04/18/30
(g)
250 247,281
Security
Par (000)
Par (000) Value
Banks (continued)
MAR Finance LLC, 4.88%, 05/29/30
(e)
..... USD 600 $ 599,652
Mashreq AL Islami Sukuk Co. Ltd., 5.03%,
04/22/30
(e)
..................... 600 601,518
Mashreqbank PSC, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.00%), 7.88%, 02/24/33
(e)(g)
.......... 600 614,337
Mauritius Commercial Bank Ltd. (The)
(e)
7.95%, 04/26/28 .................. 400 415,823
6.15%, 04/16/31 .................. 400 398,374
Metropolitan Bank & Trust Co.
(e)
5.38%, 03/06/29 .................. 600 606,334
5.50%, 03/06/34 .................. 600 600,166
Mitsubishi UFJ Financial Group, Inc.
3.96%, 03/02/28 .................. 1,265 1,252,836
4.05%, 09/11/28 .................. 1,298 1,281,999
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 5.35%,
09/13/28
(g)
.................... 1,150 1,158,420
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.38%), 5.42%,
02/22/29
(g)
.................... 1,315 1,327,443
3.74%, 03/07/29 .................. 2,251 2,198,747
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 5.24%,
04/19/29
(g)
.................... 655 659,950
3.20%, 07/18/29 .................. 2,228 2,126,333
2.56%, 02/25/30 .................. 1,126 1,036,651
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.82%), 5.26%,
04/17/30
(g)
.................... 1,060 1,068,497
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.78%), 4.59%,
04/18/30
(g)
.................... 400 396,559
2.05%, 07/17/30 .................. 1,311 1,172,907
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.67%), 4.98%,
07/24/30
(g)
.................... 600 600,318
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.78%), 5.20%,
01/16/31
(g)
.................... 760 763,557
Series 8NC7, (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.53%), 5.48%, 02/22/31
(g)
......... 530 536,739
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.17%), 5.16%,
04/24/31
(g)
.................... 620 621,028
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.80%), 4.53%,
09/12/31
(g)
.................... 1,200 1,173,278
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.80%), 4.51%,
01/14/32
(g)
.................... 800 779,062
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.92%), 4.85%,
04/21/32
(g)
.................... 785 773,426
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.95%), 2.31%,
07/20/32
(g)
.................... 2,035 1,777,232
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.82%), 5.19%,
07/23/32
(g)
.................... 600 599,135
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.97%), 2.49%,
10/13/32
(g)
.................... 880 771,123

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 2.85%,
01/19/33
(g)
.................... USD 855 $ 758,166
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 4.32%,
04/19/33
(g)
.................... 610 581,357
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.13%), 5.13%,
07/20/33
(g)
.................... 1,485 1,475,125
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.13%), 5.47%,
09/13/33
(g)
.................... 570 575,164
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.63%), 5.44%,
02/22/34
(g)
.................... 1,570 1,576,133
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%), 5.41%,
04/19/34
(g)
.................... 865 868,063
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.00%), 5.43%,
04/17/35
(g)
.................... 1,545 1,537,146
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.95%), 5.57%,
01/16/36
(g)
.................... 2,015 2,017,131
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.27%), 5.62%,
04/24/36
(g)
.................... 2,375 2,382,793
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.93%), 5.19%,
09/12/36
(g)
.................... 1,000 972,613
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.90%), 5.06%,
01/14/37
(g)
.................... 1,590 1,524,853
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.02%), 5.33%,
04/21/37
(g)
.................... 1,400 1,367,552
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.95%), 5.57%,
07/24/37
(g)
.................... 600 597,166
4.29%, 07/26/38
(c)
................. 975 884,973
4.15%, 03/07/39 .................. 1,850 1,620,153
3.75%, 07/18/39 .................. 2,095 1,732,860
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.98%), 5.87%,
04/21/47
(g)
.................... 3,105 3,014,104
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.93%), 6.05%,
07/24/47
(g)
.................... 600 594,847
Mizrahi Tefahot Bank Ltd., 5.05%, 01/28/31
(d)(e)
1,000 982,907
Mizuho Bank Ltd.
(d)
4.40%, 04/16/29 .................. 1,675 1,663,327
4.70%, 04/16/31 .................. 1,305 1,296,066
5.19%, 04/16/36 .................. 2,105 2,055,602
5.77%, 04/16/46 .................. 3,520 3,382,863
Mizuho Financial Group, Inc.
3.17%, 09/11/27 .................. 1,105 1,089,246
4.02%, 03/05/28 .................. 1,375 1,362,689
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 5.41%,
09/13/28
(g)
.................... 635 640,503
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.67%,
05/27/29
(g)
.................... 1,265 1,285,083
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.65%), 5.78%,
07/06/29
(g)
.................... USD 1,240 $ 1,263,113
(3-mo. CME Term SOFR + 1.53%), 4.25%,
09/11/29
(g)
.................... 1,055 1,043,775
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.25%), 3.26%,
05/22/30
(g)
.................... 815 780,119
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.12%), 5.38%,
05/26/30
(g)
.................... 810 818,948
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.08%), 5.38%,
07/10/30
(g)
.................... 700 707,946
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.68%), 4.78%,
07/13/30
(g)
.................... 1,060 1,053,712
(3-mo. CME Term SOFR + 1.39%), 3.15%,
07/16/30
(g)
.................... 809 769,286
(3-mo. CME Term SOFR + 1.57%), 2.87%,
09/13/30
(g)
.................... 540 507,122
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.82%), 5.10%,
05/13/31
(g)
.................... 400 399,863
(3-mo. CME Term SOFR + 1.33%), 2.59%,
05/25/31
(g)
.................... 665 607,429
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.65%), 5.74%,
05/27/31
(g)
.................... 755 771,254
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.92%), 4.71%,
07/08/31
(g)
.................... 955 941,259
(3-mo. CME Term SOFR + 1.77%), 2.20%,
07/10/31
(g)
.................... 1,085 972,224
(3-mo. CME Term SOFR + 1.53%), 1.98%,
09/08/31
(g)
.................... 1,218 1,076,677
2.56%, 09/13/31 .................. 1,025 897,791
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.70%), 4.44%,
05/12/32
(g)
.................... 600 580,659
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.87%), 2.17%,
05/22/32
(g)
.................... 685 597,162
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.90%), 2.26%,
07/09/32
(g)
.................... 850 741,097
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.83%), 4.97%,
07/13/32
(g)
.................... 1,000 988,114
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.40%), 5.67%,
09/13/33
(g)
.................... 590 601,608
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.80%), 5.75%,
05/27/34
(g)
.................... 730 744,336
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 5.75%,
07/06/34
(g)
.................... 985 1,002,707
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 5.58%,
05/26/35
(g)
.................... 835 838,663
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 5.59%,
07/10/35
(g)
.................... 835 838,900

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.98%), 5.42%,
05/13/36
(g)
.................... USD 450 $ 445,138
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.07%), 5.32%,
07/08/36
(g)
.................... 1,700 1,670,925
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 5.05%,
05/12/37
(g)
.................... 600 574,011
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.97%), 5.34%,
07/13/37
(g)
.................... 1,000 973,329
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.97%), 5.82%,
07/13/47
(g)
.................... 1,000 958,515
Morgan Stanley Bank NA
(g)
(1-day SOFR + 0.91%), 5.02%, 01/12/29 . 3,305 3,320,854
(SOFR Index + 0.97%), 4.79%, 05/10/30 . 3,480 3,466,278
Morgan Stanley Private Bank NA
(g)
(1-day SOFR + 0.78%), 4.20%, 11/17/28 . 2,340 2,325,881
(1-day SOFR + 0.76%), 4.21%, 02/08/30 . 2,525 2,483,126
(1-day SOFR + 1.08%), 4.73%, 07/18/31 . 3,480 3,435,560
(1-day SOFR + 1.02%), 4.47%, 11/19/31 . 3,165 3,080,819
MUFG Bank Ltd., 4.70%, 03/10/44
(d)
...... 245 213,877
Nanyang Commercial Bank Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.10%), 6.00%, 08/06/34
(e)(g)
... 800 814,552
National Australia Bank Ltd.
4.50%, 10/26/27 .................. 815 815,692
4.94%, 01/12/28 .................. 900 906,291
4.31%, 06/13/28 .................. 1,570 1,564,524
4.90%, 06/13/28 .................. 920 926,739
3.85%, 12/13/28 .................. 500 492,131
4.79%, 01/10/29 .................. 695 699,246
Series B, 4.43%, 06/04/29 ............ 1,000 995,189
4.90%, 01/14/30 .................. 365 367,745
4.53%, 06/13/30 .................. 375 372,693
2.33%, 08/21/30
(d)
................. 2,115 1,891,011
4.15%, 01/13/31
(c)
................. 500 488,980
2.99%, 05/21/31
(d)
................. 1,015 914,369
6.43%, 01/12/33
(d)
................. 1,235 1,290,210
4.95%, 01/10/34
(d)
................. 560 553,842
5.18%, 06/11/34
(d)
................. 735 736,964
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.88%), 3.93%,
08/02/34
(d)(g)
................... 1,338 1,288,515
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 5.90%,
01/14/36
(d)(g)
................... 815 818,314
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 3.35%,
01/12/37
(d)(g)
................... 1,225 1,096,534
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.18%), 5.63%,
06/04/37
(d)(g)
................... 500 488,442
2.65%, 01/14/41
(c)(d)
................ 1,230 839,828
National Bank of Canada
5.60%, 12/18/28 .................. 995 1,015,372
(SOFR Index + 0.76%), 4.17%, 01/20/29
(g)
2,320 2,302,229
4.50%, 10/10/29 .................. 715 707,583
(1-day SOFR + 1.01%), 4.93%, 06/04/32
(g)
575 567,050
National Bank of Ras Al-Khaimah PSC (The),
5.38%, 07/25/29
(e)
................ 600 597,514
National Securities Clearing Corp.
(d)
5.10%, 11/21/27 .................. 1,240 1,249,531
Security
Par (000)
Par (000) Value
Banks (continued)
5.00%, 05/30/28 .................. USD 610 $ 614,549
4.35%, 06/09/28 .................. 280 279,181
4.90%, 06/26/29 .................. 535 537,332
4.70%, 05/20/30 .................. 250 248,703
4.70%, 06/09/31 .................. 340 336,844
NatWest Group plc
(g)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.27%), 5.52%,
09/30/28 ..................... 985 994,850
4.89%, 05/18/29 .................. 1,795 1,799,135
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.95%), 5.81%,
09/13/29 ..................... 715 728,768
(3-mo. SOFR USD + 2.17%), 5.08%,
01/27/30 ..................... 1,979 1,984,996
(3-mo. SOFR USD + 2.13%), 4.45%,
05/08/30 ..................... 1,620 1,597,681
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.22%), 4.96%,
08/15/30 ..................... 2,065 2,063,894
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.05%), 5.12%,
05/23/31 ..................... 1,000 999,241
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.80%), 4.98%,
06/18/32 ..................... 580 573,681
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 6.02%,
03/02/34 ..................... 1,200 1,239,414
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.20%), 6.48%,
06/01/34 ..................... 550 566,118
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.78%,
03/01/35 ..................... 1,385 1,408,492
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.35%), 3.03%,
11/28/35 ..................... 1,125 1,024,098
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 5.91%,
03/03/47 ..................... 800 749,722
NatWest Markets plc
(d)
4.79%, 03/21/28 .................. 500 501,005
4.17%, 11/06/28 .................. 2,300 2,270,898
4.65%, 03/27/29 .................. 800 795,320
5.41%, 05/17/29 .................. 1,580 1,600,046
5.02%, 03/21/30 .................. 600 599,253
4.41%, 11/06/30 .................. 1,405 1,370,053
4.89%, 03/27/31 .................. 1,200 1,189,441
NBK SPC Ltd., (1-day SOFR + 1.16%), 5.50%,
06/06/30
(e)(g)
.................... 800 803,686
Nordea Bank Abp
(d)
5.38%, 09/22/27 .................. 1,215 1,226,692
4.40%, 05/21/29 .................. 2,835 2,815,461
4.38%, 09/10/29 .................. 595 588,916
4.25%, 08/28/30 .................. 600 586,237
(5-Year USD Swap Semi + 1.69%), 4.63%,
09/13/33
(c)(g)
................... 413 408,653
Norinchukin Bank (The)
(d)
4.87%, 09/14/27 .................. 1,025 1,025,145
5.43%, 03/09/28
(c)
................. 850 857,673
5.09%, 10/16/29
(c)
................. 660 660,711
4.67%, 09/09/30 .................. 200 195,892
4.68%, 03/10/31 .................. 200 195,258
2.08%, 09/22/31
(c)
................. 1,725 1,477,565

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
5.07%, 09/14/32 .................. USD 245 $ 240,564
5.36%, 09/09/35 .................. 200 194,978
5.36%, 03/10/36 .................. 200 194,164
Old National Bancorp, (3-mo. CME Term SOFR
+ 2.20%), 5.77%, 02/15/36
(g)
......... 25 24,787
OTP Bank Nyrt.
(e)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.06%), 8.75%,
05/15/33 ..................... 800 835,146
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.86%), 7.30%,
07/30/35 ..................... 1,000 1,043,970
Oversea-Chinese Banking Corp. Ltd.
(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.03%), 5.52%,
05/21/34
(e)
.................... 600 608,646
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.80%), 4.55%,
09/08/35
(d)
.................... 1,300 1,270,228
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.90%), 4.52%,
03/04/36
(e)
.................... 600 583,846
Philippine National Bank, 4.85%, 10/23/29
(e)
. 400 397,598
Pinnacle Bank, 5.63%, 02/15/28 ......... 505 508,382
Pinnacle Financial Partners, Inc.
(g)
(1-day SOFR + 2.35%), 6.17%, 11/01/30 . 320 325,347
(1-day SOFR + 1.70%), 5.60%, 05/19/32 . 1,970 1,952,000
PNC Bank NA
3.10%, 10/25/27 .................. 990 974,405
3.25%, 01/22/28 .................. 806 792,170
4.05%, 07/26/28 .................. 1,205 1,189,569
2.70%, 10/22/29 .................. 873 814,532
PNC Financial Services Group, Inc. (The)
(1-day SOFR + 1.62%), 5.35%, 12/02/28
(g)
1,335 1,346,742
(1-day SOFR + 0.61%), 4.08%, 01/26/29
(g)
2,335 2,313,447
3.45%, 04/23/29 .................. 2,755 2,668,133
(1-day SOFR + 1.84%), 5.58%, 06/12/29
(g)
2,707 2,746,878
(1-day SOFR + 0.68%), 4.62%, 10/26/29
(g)
4,220 4,205,411
2.55%, 01/22/30 .................. 2,348 2,171,949
(1-day SOFR + 1.20%), 5.49%, 05/14/30
(g)
2,140 2,172,859
(1-day SOFR + 0.80%), 4.83%, 07/19/30
(g)
1,120 1,117,815
(1-day SOFR + 1.07%), 5.22%, 01/29/31
(g)
1,205 1,214,078
(1-day SOFR + 1.33%), 4.90%, 05/13/31
(g)
1,430 1,424,885
(1-day SOFR + 0.98%), 2.31%, 04/23/32
(g)
1,460 1,289,385
(1-day SOFR + 1.26%), 4.81%, 10/21/32
(g)
1,565 1,539,605
(SOFR Index + 1.85%), 4.63%, 06/06/33
(g)
1,235 1,182,648
(SOFR Index + 2.14%), 6.04%, 10/28/33
(g)
1,855 1,924,481
(1-day SOFR + 1.93%), 5.07%, 01/24/34
(g)
1,730 1,703,248
(1-day SOFR + 1.95%), 5.94%, 08/18/34
(g)
1,570 1,622,682
(1-day SOFR + 2.28%), 6.88%, 10/20/34
(g)
2,700 2,927,912
(1-day SOFR + 1.90%), 5.68%, 01/22/35
(g)
2,245 2,270,325
(1-day SOFR + 1.60%), 5.40%, 07/23/35
(g)
1,910 1,898,103
(1-day SOFR + 1.39%), 5.58%, 01/29/36
(g)
2,110 2,118,644
(1-day SOFR + 1.42%), 5.37%, 07/21/36
(g)
3,195 3,155,288
(1-day SOFR + 1.27%), 5.46%, 07/21/37
(g)
1,070 1,058,765
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.17%), 5.42%,
01/25/41
(g)
.................... 1,195 1,143,509
Provident Financing Trust I, 7.41%, 03/15/38 . 210 215,397
QIB Sukuk Ltd.
(e)
5.58%, 11/22/28 .................. 1,400 1,417,380
4.49%, 09/17/29 .................. 800 786,649
4.80%, 06/12/30 .................. 600 594,165
4.40%, 03/05/31 .................. 1,200 1,165,116
Security
Par (000)
Par (000) Value
Banks (continued)
QIIB Senior Oryx Ltd.
(e)
5.25%, 01/24/29 .................. USD 800 $ 805,254
4.50%, 11/13/30 .................. 600 588,021
QNB Bank A/S
(e)
7.25%, 05/21/29 .................. 600 610,697
5.88%, 02/11/31 .................. 600 577,698
QNB Finance Ltd.
4.88%, 01/30/29
(e)
................. 1,200 1,193,654
(1-day SOFR + 1.20%), 4.85%, 04/02/29
(g)
1,600 1,602,547
(1-day SOFR + 1.05%), 4.71%, 03/04/30
(e)(g)
1,800 1,790,304
4.50%, 07/24/30
(e)
................. 1,400 1,371,546
(1-day SOFR + 0.80%), 4.44%, 01/29/31
(e)(g)
1,600 1,570,370
Regions Bank
(1-day SOFR + 0.81%), 4.76%, 07/27/29
(g)
535 533,874
6.45%, 06/26/37 .................. 495 514,142
Regions Financial Corp.
1.80%, 08/12/28 .................. 740 698,640
(1-day SOFR + 1.49%), 5.72%, 06/06/30
(g)
620 632,318
(1-day SOFR + 2.06%), 5.50%, 09/06/35
(g)
900 889,657
7.38%, 12/10/37 .................. 242 269,437
Riyad Bank, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.10%),
5.81%, 01/14/36
(e)(g)
............... 1,200 1,171,635
Riyad Sukuk Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.25%), 6.21%, 07/14/35
(e)(g)
.......... 1,400 1,400,489
Rizal Commercial Banking Corp.
(e)
5.50%, 01/18/29 .................. 600 606,797
5.38%, 01/29/30 .................. 200 201,163
Royal Bank of Canada
4.24%, 08/03/27 .................. 1,665 1,663,849
6.00%, 11/01/27 .................. 1,540 1,568,852
4.90%, 01/12/28 .................. 1,195 1,202,258
5.20%, 08/01/28 .................. 1,515 1,533,362
(SOFR Index + 0.86%), 4.52%, 10/18/28
(g)
1,840 1,837,429
(1-day SOFR + 0.70%), 4.00%, 11/03/28
(g)
1,675 1,661,747
(1-day SOFR + 0.83%), 4.97%, 01/24/29
(g)
2,080 2,089,734
4.95%, 02/01/29 .................. 2,380 2,398,435
(1-day SOFR + 0.61%), 4.65%, 07/10/29
(g)
1,460 1,459,983
(1-day SOFR + 0.89%), 4.50%, 08/06/29
(g)
1,920 1,910,805
(1-day SOFR + 0.84%), 4.40%, 04/17/30
(g)
2,435 2,403,722
(1-day SOFR + 1.10%), 4.97%, 08/02/30
(g)
2,020 2,024,879
(SOFR Index + 1.08%), 4.65%, 10/18/30
(g)
2,625 2,602,851
(1-day SOFR + 1.03%), 5.15%, 02/04/31
(g)
2,730 2,741,346
(SOFR Index + 1.13%), 4.97%, 05/02/31
(g)
1,495 1,493,397
(1-day SOFR + 1.06%), 4.70%, 08/06/31
(g)
1,720 1,697,522
2.30%, 11/03/31 .................. 3,113 2,742,116
(1-day SOFR + 0.98%), 4.31%, 11/03/31
(g)
2,415 2,348,123
(1-day SOFR + 1.01%), 4.61%, 05/03/32
(g)
2,475 2,422,870
3.88%, 05/04/32 .................. 1,713 1,616,482
(SOFR Index + 0.95%), 4.95%, 08/05/32
(g)
1,495 1,482,972
5.00%, 02/01/33 .................. 2,490 2,469,056
5.00%, 05/02/33 .................. 1,490 1,477,297
5.15%, 02/01/34 .................. 2,400 2,404,613
Santander Holdings USA, Inc.
(g)
(1-day SOFR + 2.36%), 6.50%, 03/09/29 . 2,080 2,127,907
(1-day SOFR + 1.61%), 5.47%, 03/20/29 . 1,015 1,023,110
(1-day SOFR + 2.70%), 6.57%, 06/12/29 . 1,886 1,938,141
(1-day SOFR + 2.50%), 6.17%, 01/09/30 . 1,010 1,033,360
(1-day SOFR + 1.10%), 5.04%, 06/05/30 . 890 885,737
(1-day SOFR + 1.94%), 5.35%, 09/06/30 . 2,315 2,327,108
(1-day SOFR + 1.88%), 5.74%, 03/20/31 . 1,065 1,079,594
(1-day SOFR + 3.28%), 7.66%, 11/09/31 . 340 368,779
(1-day SOFR + 1.28%), 5.22%, 06/05/32 . 975 962,491
(1-day SOFR + 2.14%), 6.34%, 05/31/35
(c)
1,115 1,154,997

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.60%), 5.70%, 06/05/37 . USD 580 $ 565,362
Santander UK Group Holdings plc
(g)
3.82%, 11/03/28 .................. 975 963,212
(1-day SOFR + 2.60%), 6.53%, 01/10/29 . 1,345 1,375,465
(SOFR Index + 1.07%), 4.32%, 09/22/29 . 705 696,192
(SOFR Index + 1.55%), 4.86%, 09/11/30 . 1,205 1,196,550
(SOFR Index + 1.52%), 5.69%, 04/15/31 . 645 654,397
(1-day SOFR + 1.48%), 2.90%, 03/15/32 . 635 572,957
(SOFR Index + 1.58%), 5.14%, 09/22/36 . 800 762,791
Saudi Awwal Bank, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.20%), 5.95%, 09/04/35
(e)(g)
.......... 1,400 1,380,106
Scotiabank Peru SAA, (1-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.31%), 6.10%, 10/01/35
(e)(g)
.......... 400 404,614
Security Bank Corp., 5.50%, 05/14/29
(e)
.... 400 406,549
Shanghai Commercial Bank Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.40%), 6.38%, 02/28/33
(e)(g)
... 250 253,598
Shinhan Bank Co. Ltd.
(e)
4.50%, 03/26/28 .................. 600 595,513
4.50%, 04/12/28 .................. 800 798,140
(1-day SOFR + 1.08%), 4.72%, 10/26/28
(g)
800 810,571
4.00%, 04/23/29 .................. 400 389,750
4.63%, 05/13/30 .................. 600 597,670
4.38%, 04/10/31 .................. 400 393,086
4.38%, 04/13/32 .................. 600 576,401
5.75%, 04/15/34 .................. 600 607,686
Shinhan Card Co. Ltd., 5.50%, 03/12/29
(e)
... 400 405,515
Shinhan Financial Group Co. Ltd.
(e)
5.00%, 07/24/28 .................. 600 602,068
4.50%, 07/30/30
(c)
................. 600 589,982
Siam Commercial Bank PCL, 4.40%, 02/11/29
(e)
400 394,949
SIB Sukuk Co. III Ltd.
(e)
5.25%, 07/03/29 .................. 600 600,164
5.20%, 02/26/30 .................. 600 597,716
4.60%, 11/12/30 .................. 400 391,523
Skandinaviska Enskilda Banken AB
(d)
5.38%, 03/05/29 .................. 950 962,056
4.00%, 03/12/29 .................. 400 393,181
4.50%, 09/03/30 .................. 600 588,627
4.38%, 03/12/31 .................. 600 586,138
SNB Funding Ltd.
(e)(g)
(1-day SOFR + 1.20%), 4.85%, 07/11/29 . 600 600,165
(1-day SOFR + 1.20%), 4.86%, 03/17/30 . 1,000 996,005
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 6.00%,
06/24/35 ..................... 1,400 1,394,109
SNB Sukuk Ltd.
(e)
5.13%, 02/27/29 .................. 800 800,700
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.85%), 5.94%,
07/18/36
(g)
.................... 600 596,914
Societe Generale SA
(d)
4.75%, 09/14/28 .................. 789 785,387
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 6.45%,
01/10/29
(g)
.................... 1,430 1,459,065
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 5.50%,
04/13/29
(g)
.................... 200 201,574
(1-day SOFR + 1.42%), 5.25%, 05/22/29
(g)
1,000 1,004,120
(1-day SOFR + 0.86%), 4.86%, 07/07/29
(g)
740 737,212
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 5.63%,
01/19/30
(g)
.................... USD 780 $ 789,182
3.00%, 01/22/30 .................. 1,150 1,069,793
(1-day SOFR + 1.10%), 4.45%, 04/12/30
(g)
200 196,544
(1-day SOFR + 1.65%), 5.51%, 05/22/31
(g)
950 955,652
(1-day SOFR + 1.28%), 5.37%, 05/27/32
(g)
385 383,062
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 2.89%,
06/09/32
(g)
.................... 1,165 1,037,535
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 3.34%,
01/21/33
(g)
.................... 840 753,247
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 6.10%,
04/13/33
(g)
.................... 1,000 1,023,904
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.20%), 6.22%,
06/15/33
(c)(g)
................... 1,365 1,392,711
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.95%), 6.69%,
01/10/34
(g)
.................... 1,140 1,196,400
(1-day SOFR + 1.51%), 5.40%, 08/08/34
(g)
740 723,000
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 6.07%,
01/19/35
(g)
.................... 1,030 1,044,151
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.00%), 3.65%,
07/08/35
(g)
.................... 540 501,782
(1-day SOFR + 1.73%), 5.44%, 10/03/36
(g)
1,055 1,015,635
(1-day SOFR + 1.60%), 5.40%, 04/10/37
(g)
1,050 1,004,651
3.63%, 03/01/41 .................. 985 704,045
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 4.03%,
01/21/43
(g)
.................... 900 661,844
5.63%, 11/24/45
(c)
................. 555 497,166
7.37%, 01/10/53 .................. 895 916,666
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.95%), 7.13%,
01/19/55
(g)
.................... 1,150 1,142,579
SOUTHSTATE BANK Corp., (3-mo. CME Term
SOFR + 3.19%), 7.00%, 06/13/35
(g)
..... 10 10,364
Standard Chartered plc
(d)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.45%), 7.77%,
11/16/28
(g)
.................... 1,405 1,456,073
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 6.30%,
01/09/29
(g)
.................... 2,185 2,227,491
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.05%), 5.55%,
01/21/29
(g)
.................... 630 636,047
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.77%), 4.30%,
01/13/30
(g)
.................... 800 786,542
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.20%), 7.02%,
02/08/30
(g)
.................... 1,225 1,281,112
4.31%, 05/21/30
(g)
................. 1,020 1,000,200
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.15%), 5.01%,
10/15/30
(g)
.................... 1,390 1,387,190
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.85%), 4.64%,
04/01/31
(g)
.................... 1,290 1,268,594

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.35%), 5.24%,
05/13/31
(g)
.................... USD 900 $ 902,942
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.95%), 4.53%,
06/05/32
(g)
.................... 1,020 988,270
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 2.68%,
06/29/32
(g)
.................... 1,775 1,575,309
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 3.60%,
01/12/33
(g)
.................... 915 828,734
(5-Year USD Swap Rate + 1.97%), 4.87%,
03/15/33
(c)(g)
................... 463 460,373
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.58%), 6.30%,
07/06/34
(g)
.................... 1,020 1,062,559
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 6.10%,
01/11/35
(g)
.................... 1,850 1,897,034
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 5.91%,
05/14/35
(g)
.................... 1,760 1,781,504
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.43%), 6.23%,
01/21/36
(g)
.................... 1,550 1,601,684
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.30%), 3.27%,
02/18/36
(g)
.................... 1,640 1,493,333
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 5.40%,
08/12/36
(g)
.................... 2,450 2,392,746
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.07%), 5.24%,
01/13/37
(g)
.................... 1,135 1,089,508
5.30%, 01/09/43
(c)
................. 900 811,734
5.70%, 03/26/44
(c)
................. 1,935 1,818,035
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 5.71%,
03/05/47
(c)(g)
................... 1,685 1,572,176
State Bank of India
(e)
4.88%, 05/05/28 .................. 1,000 998,686
5.00%, 01/17/29 .................. 400 399,752
5.13%, 11/25/29 .................. 800 802,059
4.50%, 09/09/30 .................. 800 779,183
Sumitomo Mitsui Financial Group, Inc.
3.35%, 10/18/27 .................. 1,447 1,426,476
5.52%, 01/13/28 .................. 1,495 1,514,146
3.54%, 01/17/28 .................. 1,340 1,320,245
5.80%, 07/13/28 .................. 720 734,986
3.94%, 07/19/28 .................. 1,333 1,315,920
5.72%, 09/14/28 .................. 1,640 1,671,345
1.90%, 09/17/28 .................. 2,000 1,887,402
4.31%, 10/16/28 .................. 670 664,355
2.47%, 01/14/29 .................. 485 459,468
4.11%, 01/15/29 .................. 705 693,728
5.32%, 07/09/29 .................. 690 698,128
3.04%, 07/16/29 .................. 2,828 2,686,921
2.72%, 09/27/29 .................. 990 926,809
5.71%, 01/13/30 .................. 1,665 1,701,238
2.75%, 01/15/30 .................. 2,030 1,884,443
5.24%, 04/15/30 .................. 480 483,522
2.13%, 07/08/30 .................. 1,397 1,252,523
5.85%, 07/13/30 .................. 665 683,929
2.14%, 09/23/30 .................. 992 883,036
Security
Par (000)
Par (000) Value
Banks (continued)
1.71%, 01/12/31 .................. USD 505 $ 437,763
(1-day SOFR + 1.19%), 4.66%, 07/08/31
(g)
600 590,012
5.42%, 07/09/31 .................. 1,940 1,962,391
2.22%, 09/17/31 .................. 1,065 925,232
(1-day SOFR + 1.02%), 4.49%, 01/15/32
(g)
950 924,001
5.45%, 01/15/32 .................. 400 404,470
(1-day SOFR + 1.05%), 4.93%, 07/07/32
(g)
400 395,438
5.77%, 01/13/33 .................. 1,750 1,791,660
(1-day SOFR + 1.38%), 4.95%, 07/08/33
(g)
400 392,647
5.78%, 07/13/33 .................. 585 598,136
5.81%, 09/14/33 .................. 935 958,847
(1-day SOFR + 1.22%), 5.14%, 07/07/34
(g)
230 226,016
5.56%, 07/09/34 .................. 1,300 1,308,152
5.63%, 01/15/35 .................. 1,040 1,050,440
(1-day SOFR + 1.50%), 5.25%, 07/08/36
(g)
885 867,023
(1-day SOFR + 1.22%), 5.05%, 01/15/37
(g)
1,505 1,443,990
(1-day SOFR + 1.29%), 5.30%, 07/07/37
(g)
400 389,475
2.30%, 01/12/41 .................. 815 543,596
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 5.33%,
03/03/41
(g)
.................... 1,210 1,153,787
2.93%, 09/17/41 .................. 670 470,333
3.05%, 01/14/42 .................. 725 523,701
6.18%, 07/13/43 .................. 1,055 1,076,281
5.84%, 07/09/44 .................. 1,080 1,043,845
(1-day SOFR + 1.78%), 5.80%, 07/08/46
(g)
375 356,090
(1-day SOFR + 1.36%), 5.57%, 01/15/47
(g)
1,695 1,590,185
(1-day SOFR + 1.53%), 5.75%, 07/07/47
(g)
400 382,705
Sumitomo Mitsui Trust Bank Ltd.
(d)
4.45%, 09/10/27 .................. 560 559,368
4.95%, 09/15/27 .................. 690 692,681
5.50%, 03/09/28
(c)
................. 860 870,920
4.50%, 03/13/28 .................. 715 713,388
5.55%, 09/14/28 .................. 500 508,186
3.95%, 03/05/29 .................. 1,000 980,466
5.20%, 03/07/29 .................. 810 818,038
4.50%, 09/10/29 .................. 895 887,772
4.70%, 03/13/30 .................. 545 542,437
4.20%, 03/05/31 .................. 1,000 973,216
5.35%, 03/07/34 .................. 570 569,691
4.85%, 09/10/34
(c)
................. 750 722,950
5.05%, 03/13/35 .................. 425 413,597
4.80%, 03/05/36 .................. 1,750 1,648,650
Sumitomo Mitsui Trust Group, Inc., (1-day
SOFR + 1.65%), 5.42%, 09/11/36
(d)(g)
.... 500 481,519
Svenska Handelsbanken AB
(d)
4.38%, 05/23/28 .................. 670 668,641
5.50%, 06/15/28 .................. 575 583,537
4.38%, 06/11/29 .................. 680 674,362
4.63%, 06/11/31 .................. 680 671,401
Swedbank AB
(d)
5.34%, 09/20/27 .................. 1,155 1,165,271
5.41%, 03/14/29 .................. 1,035 1,050,506
5.00%, 11/20/29 .................. 685 691,330
5.08%, 05/21/30 .................. 800 803,005
4.90%, 03/30/31 .................. 400 397,219
TC Ziraat Bankasi A/S
(e)
8.00%, 01/16/29 .................. 600 617,436
7.25%, 02/04/30 .................. 800 803,137
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.33%), 8.99%,
08/02/34
(g)
.................... 600 615,692
Texas Capital Bancshares, Inc., (1-day SOFR +
1.94%), 5.30%, 02/27/32
(g)
........... 55 53,869

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Toronto-Dominion Bank (The)
4.69%, 09/15/27 .................. USD 1,800 $ 1,803,019
5.16%, 01/10/28 .................. 1,070 1,077,994
3.91%, 01/13/28 .................. 500 495,071
4.86%, 01/31/28 .................. 1,145 1,149,244
4.57%, 06/02/28 .................. 1,605 1,602,768
5.52%, 07/17/28 .................. 1,675 1,701,882
4.11%, 10/13/28 .................. 1,670 1,649,848
4.99%, 04/05/29 .................. 1,660 1,670,471
4.36%, 04/23/29 .................. 1,910 1,889,734
Series F, 4.85%, 07/27/29 ............ 1,105 1,105,797
4.78%, 12/17/29 .................. 1,270 1,271,309
4.81%, 06/03/30 .................. 4,275 4,264,657
4.41%, 01/13/31 .................. 1,055 1,033,671
2.00%, 09/10/31 .................. 1,690 1,478,466
2.45%, 01/12/32 .................. 1,275 1,120,109
5.30%, 01/30/32 .................. 1,620 1,637,189
3.20%, 03/10/32 .................. 1,640 1,492,307
4.46%, 06/08/32 .................. 2,678 2,596,455
4.87%, 04/22/33 .................. 1,435 1,402,109
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.15%,
09/10/34
(g)
.................... 645 644,051
4.93%, 10/15/35 .................. 2,950 2,830,444
Truist Bank
Series I, (1-day SOFR + 0.66%), 4.14%,
01/27/29
(g)
.................... 840 832,593
(1-day SOFR + 0.91%), 4.14%, 10/23/29
(g)
1,250 1,231,237
2.25%, 03/11/30 .................. 1,327 1,202,411
Truist Financial Corp.
1.13%, 08/03/27 .................. 1,115 1,080,478
(1-day SOFR + 1.44%), 4.87%, 01/26/29
(g)
1,860 1,863,176
3.88%, 03/19/29 .................. 1,270 1,239,735
(1-day SOFR + 0.86%), 1.89%, 06/07/29
(g)
1,290 1,223,717
(1-day SOFR + 2.45%), 7.16%, 10/30/29
(g)
1,800 1,885,304
(1-day SOFR + 1.62%), 5.44%, 01/24/30
(g)
1,645 1,663,837
1.95%, 06/05/30 .................. 1,335 1,196,982
Series I, (1-day SOFR + 0.88%), 4.96%,
07/23/30
(g)
.................... 810 808,580
(1-day SOFR + 1.31%), 5.07%, 05/20/31
(g)
1,325 1,324,804
Series I., (1-day SOFR + 0.97%), 4.60%,
01/27/32
(g)
.................... 1,610 1,571,391
Series I, (1-day SOFR + 1.09%), 4.68%,
04/23/32
(g)
.................... 1,595 1,557,939
(1-day SOFR + 1.57%), 5.15%, 08/05/32
(g)
1,985 1,976,173
(1-day SOFR + 2.24%), 4.92%, 07/28/33
(g)
1,300 1,258,700
(1-day SOFR + 2.30%), 6.12%, 10/28/33
(g)
985 1,024,842
(1-day SOFR + 1.85%), 5.12%, 01/26/34
(g)
2,135 2,098,366
(1-day SOFR + 2.36%), 5.87%, 06/08/34
(g)
1,590 1,623,991
(1-day SOFR + 1.92%), 5.71%, 01/24/35
(g)
2,540 2,566,967
(1-day SOFR + 1.40%), 4.96%, 10/23/36
(g)
1,255 1,194,437
Series I, (1-day SOFR + 1.41%), 5.28%,
04/23/37
(g)
.................... 2,750 2,665,229
Turkiye Garanti Bankasi A/S
(e)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.09%), 8.38%,
02/28/34 ..................... 600 609,035
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.84%), 8.13%,
01/03/35 ..................... 800 803,709
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.33%), 8.13%,
01/08/36 ..................... 600 601,993
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.87%), 7.63%,
04/15/36 ..................... USD 1,000 $ 984,746
Turkiye Is Bankasi A/S
(e)
7.75%, 06/12/29 .................. 800 825,149
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.63%), 7.38%,
04/02/36
(g)
.................... 600 582,748
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.65%), 7.58%,
02/05/37
(g)
.................... 600 585,375
Turkiye Vakiflar Bankasi TAO
(e)
9.00%, 10/12/28 .................. 800 843,595
6.88%, 01/07/30 .................. 800 793,955
7.25%, 07/31/30 .................. 800 797,619
UniCredit SpA
(d)(g)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 3.13%,
06/03/32 ..................... 943 861,139
(5-Year USD Swap Rate + 4.91%), 7.30%,
04/02/34 ..................... 1,225 1,279,921
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.75%), 5.46%,
06/30/35 ..................... 1,430 1,425,144
United Overseas Bank Ltd.
(d)
4.40%, 04/02/28 .................. 800 798,373
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 3.86%,
10/07/32
(g)
.................... 1,210 1,196,536
US Bancorp
3.90%, 04/26/28 .................. 1,524 1,508,768
(1-day SOFR + 1.23%), 4.65%, 02/01/29
(g)
1,495 1,494,152
(1-day SOFR + 2.02%), 5.78%, 06/12/29
(g)
1,610 1,639,574
3.00%, 07/30/29 .................. 1,659 1,577,247
(1-day SOFR + 1.56%), 5.38%, 01/23/30
(g)
1,495 1,513,697
1.38%, 07/22/30 .................. 2,596 2,270,285
(1-day SOFR + 1.25%), 5.10%, 07/23/30
(g)
2,115 2,129,993
(1-day SOFR + 0.78%), 4.86%, 07/27/30
(g)
1,150 1,147,644
(1-day SOFR + 1.06%), 5.05%, 02/12/31
(g)
1,680 1,680,752
(1-day SOFR + 1.30%), 5.08%, 05/15/31
(g)
890 891,401
(1-day SOFR + 0.87%), 4.48%, 01/26/32
(g)
1,505 1,466,437
(1-day SOFR + 1.02%), 2.68%, 01/27/33
(g)
1,115 982,649
(1-day SOFR + 2.11%), 4.97%, 07/22/33
(g)
1,355 1,323,884
(1-day SOFR + 2.09%), 5.85%, 10/21/33
(g)
1,815 1,869,832
(1-day SOFR + 1.60%), 4.84%, 02/01/34
(g)
2,890 2,801,853
(1-day SOFR + 2.26%), 5.84%, 06/12/34
(g)
2,330 2,387,390
(1-day SOFR + 1.86%), 5.68%, 01/23/35
(g)
2,395 2,428,431
(1-day SOFR + 1.41%), 5.42%, 02/12/36
(g)
1,580 1,576,932
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.95%), 2.49%,
11/03/36
(g)
.................... 1,585 1,367,832
(1-day SOFR + 1.10%), 5.03%, 01/26/37
(g)
2,680 2,579,343
(1-day SOFR + 1.25%), 5.47%, 07/27/37
(g)
1,265 1,252,196
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.25%), 5.72%,
05/20/41
(g)
.................... 615 600,047
US Bank NA, (1-day SOFR + 0.67%), 4.54%,
05/20/29
(g)
..................... 4,980 4,961,987
Valley National Bancorp, (3-mo. CME Term
SOFR + 2.43%), 6.22%, 06/01/36
(g)
..... 15 14,836
Wachovia Corp., 5.50%, 08/01/35 ........ 1,092 1,081,622
Warba Sukuk Ltd., 5.35%, 07/10/29
(e)
...... 600 602,468
Webster Financial Corp., 4.10%, 03/25/29 ... 343 334,227
Wells Fargo & Co.
4.15%, 01/24/29 .................. 3,315 3,272,982

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.37%), 4.97%, 04/23/29
(g)
USD 4,095 $ 4,110,539
(1-day SOFR + 0.72%), 4.58%, 05/20/29
(g)
7,175 7,149,142
(1-day SOFR + 1.74%), 5.57%, 07/25/29
(g)
5,085 5,161,761
(1-day SOFR + 0.88%), 4.08%, 09/15/29
(g)
3,460 3,408,140
(1-day SOFR + 1.79%), 6.30%, 10/23/29
(g)
3,045 3,138,447
Series B, 7.95%, 11/15/29 ............ 436 473,864
(1-day SOFR + 0.74%), 4.18%, 01/23/30
(g)
2,755 2,710,423
(1-day SOFR + 1.50%), 5.20%, 01/23/30
(g)
3,570 3,598,046
(3-mo. CME Term SOFR + 1.43%), 2.88%,
10/30/30
(g)
.................... 4,190 3,932,224
(1-day SOFR + 1.11%), 5.24%, 01/24/31
(g)
2,820 2,839,549
(3-mo. CME Term SOFR + 1.26%), 2.57%,
02/11/31
(g)
.................... 3,652 3,363,497
(3-mo. CME Term SOFR + 4.03%), 4.48%,
04/04/31
(g)
.................... 2,635 2,589,171
(1-day SOFR + 1.50%), 5.15%, 04/23/31
(g)
4,515 4,534,494
(1-day SOFR + 0.97%), 4.84%, 05/20/32
(g)
8,470 8,356,678
(1-day SOFR + 1.50%), 3.35%, 03/02/33
(g)
5,190 4,719,609
(1-day SOFR + 2.10%), 4.90%, 07/25/33
(g)
4,975 4,886,339
(1-day SOFR + 2.02%), 5.39%, 04/24/34
(g)
4,600 4,602,182
(1-day SOFR + 1.99%), 5.56%, 07/25/34
(g)
5,340 5,384,288
(1-day SOFR + 2.06%), 6.49%, 10/23/34
(g)
3,655 3,882,638
(1-day SOFR + 1.78%), 5.50%, 01/23/35
(g)
3,720 3,727,209
5.38%, 02/07/35 .................. 795 799,988
(1-day SOFR + 1.38%), 5.21%, 12/03/35
(g)
3,845 3,772,504
(1-day SOFR + 1.74%), 5.61%, 04/23/36
(g)
4,305 4,331,600
(1-day SOFR + 1.34%), 4.89%, 09/15/36
(g)
2,925 2,799,510
5.95%, 12/15/36 .................. 623 624,901
(1-day SOFR + 1.10%), 4.96%, 01/23/37
(g)
4,355 4,158,078
(1-day SOFR + 2.53%), 3.07%, 04/30/41
(g)
4,190 3,093,808
5.38%, 11/02/43 .................. 2,137 1,941,282
5.61%, 01/15/44 .................. 2,588 2,404,298
4.65%, 11/04/44 .................. 2,269 1,854,461
3.90%, 05/01/45 .................. 3,182 2,410,532
4.90%, 11/17/45 .................. 2,215 1,859,733
4.40%, 06/14/46 .................. 2,312 1,805,680
4.75%, 12/07/46 .................. 3,340 2,724,411
(1-day SOFR + 1.23%), 5.43%, 01/23/47
(g)
3,315 3,051,695
(3-mo. CME Term SOFR + 4.50%), 5.01%,
04/04/51
(g)
.................... 6,565 5,633,313
(1-day SOFR + 2.13%), 4.61%, 04/25/53
(g)
4,030 3,232,221
Wells Fargo Bank NA
5.95%, 08/26/36 .................. 670 684,917
5.85%, 02/01/37 .................. 1,055 1,065,977
6.60%, 01/15/38 .................. 1,318 1,404,889
Westpac Banking Corp.
4.04%, 08/26/27 .................. 330 328,825
5.46%, 11/18/27 .................. 1,375 1,393,410
3.40%, 01/25/28 .................. 820 808,384
4.15%, 05/11/28 .................. 675 671,725
5.54%, 11/17/28 .................. 1,115 1,139,885
1.95%, 11/20/28 .................. 2,035 1,922,899
5.05%, 04/16/29 .................. 1,620 1,639,087
2.65%, 01/16/30 .................. 1,257 1,176,849
4.35%, 07/01/30 .................. 695 686,853
2.15%, 06/03/31 .................. 2,405 2,134,144
4.45%, 06/12/31 .................. 3,015 2,965,962
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.68%), 5.41%,
08/10/33
(g)
.................... 910 908,614
6.82%, 11/17/33 .................. 675 723,289
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 4.11%,
07/24/34
(g)
.................... 1,185 1,151,096
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 2.67%,
11/15/35
(g)
.................... USD 1,695 $ 1,516,222
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 5.62%,
11/20/35
(g)
.................... 1,150 1,137,280
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.53%), 3.02%,
11/18/36
(g)
.................... 1,490 1,318,236
4.42%, 07/24/39 .................. 1,090 952,079
2.96%, 11/16/40 .................. 1,979 1,421,186
3.13%, 11/18/41 .................. 970 695,723
Westpac New Zealand Ltd.
(d)
4.90%, 02/15/28
(c)
................. 1,375 1,381,022
4.13%, 01/29/29 .................. 1,110 1,093,215
5.20%, 02/28/29 .................. 710 716,978
4.94%, 02/27/30 .................. 610 610,411
4.22%, 09/16/30 .................. 750 730,313
Wintrust Financial Corp., 4.85%, 06/06/29 ... 365 362,614
Woori Bank
(e)
4.88%, 01/26/28 .................. 600 601,886
5.13%, 08/06/28 .................. 600 601,844
4.75%, 01/24/29 .................. 400 400,603
4.13%, 01/27/31 .................. 400 389,992
Yapi ve Kredi Bankasi A/S
(e)
9.25%, 10/16/28 .................. 800 847,087
7.13%, 10/10/29 .................. 400 402,522
7.25%, 03/03/30 .................. 600 603,047
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.28%), 9.25%,
01/17/34
(g)
.................... 1,100 1,133,890
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.83%), 7.55%,
06/11/36
(g)
.................... 800 780,468
Zions Bancorp NA
(1-day SOFR + 1.16%), 4.70%, 08/18/28
(g)
250 249,101
(1-day SOFR + 1.06%), 4.48%, 02/09/29
(g)
250 247,914
(1-day SOFR + 1.08%), 5.24%, 10/01/29
(g)
470 470,188
3.25%, 10/29/29 .................. 560 525,840
(1-day SOFR + 2.83%), 6.82%, 11/19/35
(g)
450 465,174
1,992,172,460
Beverages — 0.4%
Anadolu Efes Biracilik ve Malt Sanayii A/S,
3.38%, 06/29/28
(e)
................ 600 558,873
Anheuser-Busch Cos. LLC
4.70%, 02/01/36 .................. 4,810 4,576,140
4.90%, 02/01/46 .................. 10,821 9,461,887
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36 .................. 1,665 1,581,938
4.00%, 01/17/43 .................. 40 31,952
4.63%, 02/01/44 .................. 1,092 933,233
4.90%, 02/01/46 .................. 2,120 1,850,053
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 .................. 3,663 3,671,763
3.50%, 06/01/30 .................. 2,460 2,353,841
4.90%, 01/23/31 .................. 1,110 1,114,117
5.00%, 06/15/34 .................. 1,455 1,442,365
5.88%, 06/15/35 .................. 790 827,893
4.38%, 04/15/38 .................. 895 817,226
8.20%, 01/15/39 .................. 1,458 1,787,870
5.45%, 01/23/39 .................. 2,448 2,427,763
8.00%, 11/15/39 .................. 768 933,442
4.95%, 01/15/42 .................. 1,896 1,729,068
3.75%, 07/15/42 .................. 390 303,933

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Beverages (continued)
4.60%, 04/15/48 .................. USD 205 $ 172,346
4.44%, 10/06/48 .................. 2,355 1,899,028
5.55%, 01/23/49 .................. 4,669 4,401,819
4.50%, 06/01/50 .................. 135 115,889
4.75%, 04/15/58 .................. 727 598,741
5.80%, 01/23/59 .................. 2,117 2,051,489
Bacardi Ltd.
4.70%, 05/15/28
(e)
................. 451 448,937
5.25%, 01/15/29
(d)
................. 1,260 1,264,974
5.40%, 06/15/33
(e)
................. 710 695,784
5.15%, 05/15/38
(e)
................. 530 484,720
5.90%, 06/15/43
(c)(d)
................ 485 456,428
5.30%, 05/15/48
(e)
................. 700 604,528
Bacardi-Martini BV
(d)
5.55%, 02/01/30 .................. 450 455,289
6.00%, 02/01/35 .................. 535 538,861
Becle SAB de CV, 2.50%, 10/14/31
(e)
...... 800 680,183
Brown-Forman Corp.
4.75%, 04/15/33 .................. 700 682,860
4.00%, 04/15/38 .................. 496 433,836
4.50%, 07/15/45 .................. 796 651,966
Central American Bottling Corp., 5.25%,
04/27/29
(e)
..................... 1,294 1,266,533
Cia Cervecerias Unidas SA, 3.35%, 01/19/32
(e)
600 537,555
Coca-Cola Co. (The)
1.50%, 03/05/28 .................. 1,315 1,258,401
1.00%, 03/15/28 .................. 1,345 1,275,416
2.13%, 09/06/29 .................. 1,615 1,506,345
3.45%, 03/25/30 .................. 1,634 1,574,464
1.65%, 06/01/30 .................. 2,045 1,834,521
2.00%, 03/05/31 .................. 1,137 1,013,112
1.38%, 03/15/31 .................. 1,630 1,412,145
2.25%, 01/05/32 .................. 2,605 2,306,913
5.00%, 05/13/34 .................. 990 997,491
4.65%, 08/14/34
(c)
................. 1,320 1,300,680
2.50%, 06/01/40 .................. 1,495 1,065,354
2.88%, 05/05/41 .................. 985 726,461
4.20%, 03/25/50 .................. 885 699,421
2.60%, 06/01/50 .................. 2,063 1,203,840
3.00%, 03/05/51 .................. 2,038 1,280,381
2.50%, 03/15/51 .................. 1,536 866,223
5.30%, 05/13/54 .................. 1,340 1,234,595
5.20%, 01/14/55 .................. 1,870 1,696,255
2.75%, 06/01/60 .................. 995 543,249
5.40%, 05/13/64 .................. 1,835 1,677,450
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29 .................. 1,100 1,114,657
5.45%, 06/01/34 .................. 640 645,961
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30 .................. 1,197 1,112,479
1.85%, 09/01/32 .................. 920 759,606
5.10%, 05/06/35 .................. 650 635,173
5.25%, 11/26/43 .................. 390 362,851
Coca-Cola Icecek A/S, 4.50%, 01/20/29
(e)
... 600 580,528
Constellation Brands, Inc.
3.60%, 02/15/28 .................. 543 534,507
4.65%, 11/15/28 .................. 900 898,085
4.80%, 01/15/29 .................. 550 550,084
3.15%, 08/01/29 .................. 986 938,982
2.88%, 05/01/30 .................. 895 830,056
4.80%, 05/01/30 .................. 585 581,201
4.85%, 05/06/31 .................. 1,230 1,217,525
2.25%, 08/01/31 .................. 1,425 1,246,622
4.75%, 05/09/32 .................. 145 141,912
4.90%, 05/01/33 .................. 1,400 1,363,881
Security
Par (000)
Par (000) Value
Beverages (continued)
4.95%, 11/01/35 .................. USD 660 $ 629,952
4.50%, 05/09/47 .................. 700 560,913
4.10%, 02/15/48 .................. 710 533,683
5.25%, 11/15/48 .................. 556 492,245
3.75%, 05/01/50 .................. 1,680 1,180,272
Diageo Capital plc
5.30%, 10/24/27 .................. 955 964,444
3.88%, 05/18/28 .................. 1,010 998,595
2.38%, 10/24/29 .................. 810 752,731
2.00%, 04/29/30 .................. 1,358 1,226,212
2.13%, 04/29/32 .................. 758 648,818
5.50%, 01/24/33 .................. 900 912,240
5.63%, 10/05/33 .................. 1,170 1,197,529
5.88%, 09/30/36 .................. 986 1,017,021
3.88%, 04/29/43 .................. 890 688,561
Diageo Investment Corp.
5.63%, 04/15/35 .................. 800 812,484
7.45%, 04/15/35 .................. 480 550,842
4.25%, 05/11/42 .................. 890 736,640
Embotelladora Andina SA, 3.95%, 01/21/50
(e)
. 400 294,468
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/43 .................. 260 218,598
3.50%, 01/16/50 .................. 1,776 1,233,210
Heineken NV
(d)
3.50%, 01/29/28 .................. 1,480 1,456,624
4.00%, 10/01/42 .................. 600 480,331
4.35%, 03/29/47 .................. 860 694,215
Keurig Dr Pepper, Inc.
4.35%, 05/15/28 .................. 800 794,282
4.60%, 05/25/28 .................. 1,005 1,003,238
5.05%, 03/15/29 .................. 1,070 1,073,598
3.95%, 04/15/29 .................. 955 932,437
3.20%, 05/01/30 .................. 1,378 1,289,327
4.60%, 05/15/30 .................. 605 594,682
Series 31*, 2.25%, 03/15/31 .......... 415 366,186
Series 10, 5.20%, 03/15/31 ........... 695 696,036
4.05%, 04/15/32 .................. 1,024 962,905
5.30%, 03/15/34 .................. 865 853,882
5.15%, 05/15/35
(c)
................. 705 685,052
4.50%, 11/15/45 .................. 1,100 873,227
4.42%, 12/15/46 .................. 765 595,657
5.09%, 05/25/48 .................. 505 428,125
3.80%, 05/01/50 .................. 710 484,990
3.35%, 03/15/51 .................. 365 229,123
4.50%, 04/15/52 .................. 1,356 1,043,664
Maple Parent Holdings Corp.
(d)
4.75%, 03/26/29 .................. 745 741,871
5.05%, 03/26/31 .................. 770 763,499
5.70%, 03/26/36 .................. 815 809,903
6.63%, 03/26/56 .................. 690 696,851
Molson Coors Beverage Co.
4.90%, 07/08/31 .................. 1,290 1,275,323
5.50%, 07/08/36 .................. 1,350 1,325,592
5.00%, 05/01/42 .................. 1,640 1,435,637
4.20%, 07/15/46 .................. 2,461 1,878,612
Pepsico Singapore Financing I Pte. Ltd.
4.55%, 02/16/29 .................. 825 824,928
4.70%, 02/16/34 .................. 1,365 1,330,960
PepsiCo, Inc.
3.00%, 10/15/27 .................. 1,425 1,403,388
4.45%, 02/07/28 .................. 615 615,564
3.60%, 02/18/28 .................. 845 835,370
4.45%, 05/15/28 .................. 1,155 1,155,898
4.10%, 01/15/29 .................. 1,140 1,129,801
7.00%, 03/01/29 .................. 485 514,629

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Beverages (continued)
4.50%, 07/17/29 .................. USD 1,380 $ 1,379,364
2.63%, 07/29/29 .................. 1,417 1,342,717
4.60%, 02/07/30 .................. 925 925,414
2.75%, 03/19/30 .................. 1,600 1,497,221
1.63%, 05/01/30 .................. 1,750 1,567,623
4.30%, 07/23/30 .................. 480 475,922
1.40%, 02/25/31 .................. 1,471 1,272,970
1.95%, 10/21/31 .................. 1,675 1,458,662
3.90%, 07/18/32 .................. 1,460 1,397,526
4.65%, 07/23/32 .................. 845 839,545
4.45%, 02/15/33 .................. 1,560 1,526,099
4.80%, 07/17/34 .................. 985 972,577
5.00%, 02/07/35 .................. 785 775,479
5.00%, 07/23/35 .................. 1,580 1,558,521
5.50%, 01/15/40 .................. 705 703,964
3.50%, 03/19/40 .................. 530 427,581
4.88%, 11/01/40 .................. 520 485,462
2.63%, 10/21/41 .................. 1,231 853,763
4.00%, 03/05/42 .................. 630 516,529
3.60%, 08/13/42 .................. 459 354,512
4.25%, 10/22/44 .................. 460 381,182
4.45%, 04/14/46 .................. 1,765 1,477,610
3.45%, 10/06/46 .................. 913 650,872
4.00%, 05/02/47 .................. 690 534,197
3.38%, 07/29/49 .................. 673 457,706
2.88%, 10/15/49 .................. 1,174 733,023
3.63%, 03/19/50 .................. 1,135 806,514
2.75%, 10/21/51 .................. 947 559,160
4.20%, 07/18/52 .................. 750 584,223
4.65%, 02/15/53 .................. 665 556,582
5.25%, 07/17/54 .................. 790 726,784
3.88%, 03/19/60 .................. 700 497,552
Pernod Ricard International Finance LLC
(d)
1.25%, 04/01/28 .................. 860 812,675
1.63%, 04/01/31 .................. 1,520 1,300,394
2.75%, 10/01/50 .................. 418 236,724
Pernod Ricard SA, 5.50%, 01/15/42
(d)
..... 785 733,572
Primo Water Holdings, Inc.
(d)
6.25%, 04/01/29 .................. 815 818,539
4.38%, 04/30/29 .................. 903 876,631
Suntory Holdings Ltd., 5.12%, 06/11/29
(d)
... 560 562,871
175,395,077
Biotechnology — 0.4%
AbbVie, Inc.
3.78%, 03/03/28 .................. 1,070 1,058,283
4.65%, 03/15/28 .................. 1,765 1,769,713
4.25%, 11/14/28 .................. 2,051 2,038,200
4.80%, 03/15/29 .................. 3,200 3,210,378
3.20%, 11/21/29 .................. 7,083 6,751,668
4.88%, 03/15/30 .................. 2,260 2,267,095
4.13%, 03/15/31 .................. 1,110 1,076,258
4.95%, 03/15/31 .................. 2,295 2,304,909
4.40%, 03/15/33 .................. 3,030 2,919,480
5.05%, 03/15/34 .................. 3,720 3,690,215
4.55%, 03/15/35 .................. 1,892 1,796,013
5.20%, 03/15/35 .................. 1,210 1,205,338
4.50%, 05/14/35 .................. 3,109 2,937,029
4.75%, 03/15/36 .................. 1,265 1,210,452
4.30%, 05/14/36 .................. 1,610 1,487,077
4.05%, 11/21/39 .................. 5,109 4,366,410
4.63%, 10/01/42 .................. 923 804,632
4.40%, 11/06/42 .................. 3,070 2,598,952
5.35%, 03/15/44 .................. 925 869,188
4.85%, 06/15/44 .................. 1,341 1,178,070
Security
Par (000)
Par (000) Value
Biotechnology (continued)
4.75%, 03/15/45 .................. USD 1,035 $ 891,598
4.70%, 05/14/45 .................. 2,918 2,498,633
4.45%, 05/14/46 .................. 2,240 1,839,156
4.88%, 11/14/48 .................. 1,950 1,674,079
4.25%, 11/21/49 .................. 6,509 5,066,772
5.40%, 03/15/54 .................. 3,465 3,171,932
5.60%, 03/15/55 .................. 865 814,281
5.55%, 03/15/56 .................. 1,575 1,469,874
5.50%, 03/15/64 .................. 1,815 1,649,857
5.65%, 03/15/66 .................. 1,160 1,078,883
Amgen, Inc.
3.20%, 11/02/27 .................. 1,112 1,094,201
5.15%, 03/02/28 .................. 3,585 3,612,874
1.65%, 08/15/28 .................. 1,320 1,244,296
3.00%, 02/22/29 .................. 1,310 1,256,871
4.05%, 08/18/29 .................. 1,870 1,834,078
2.45%, 02/21/30 .................. 1,598 1,473,063
5.25%, 03/02/30 .................. 3,305 3,344,886
4.20%, 02/19/31 .................. 1,135 1,102,127
2.30%, 02/25/31 .................. 1,533 1,370,447
2.00%, 01/15/32 .................. 1,230 1,053,311
3.35%, 02/22/32 .................. 1,308 1,201,108
4.20%, 03/01/33 .................. 1,020 965,708
5.25%, 03/02/33 .................. 5,015 5,025,408
4.85%, 02/19/36 .................. 660 632,303
6.38%, 06/01/37 .................. 585 622,123
6.40%, 02/01/39 .................. 455 479,817
3.15%, 02/21/40 .................. 1,794 1,356,234
5.75%, 03/15/40 .................. 630 629,585
2.80%, 08/15/41 .................. 485 340,027
4.95%, 10/01/41 .................. 1,408 1,283,152
5.15%, 11/15/41 .................. 955 884,227
5.65%, 06/15/42 .................. 565 548,388
5.60%, 03/02/43 .................. 3,575 3,426,892
4.40%, 05/01/45 .................. 2,952 2,400,825
5.50%, 02/19/46 .................. 1,010 942,465
4.56%, 06/15/48 .................. 1,274 1,030,187
3.38%, 02/21/50 .................. 1,647 1,107,466
4.66%, 06/15/51 .................. 3,952 3,191,595
3.00%, 01/15/52
(c)
................. 556 339,393
4.20%, 02/22/52 .................. 945 706,038
4.88%, 03/01/53 .................. 1,207 1,005,994
5.65%, 03/02/53 .................. 4,860 4,520,595
2.77%, 09/01/53 .................. 1,061 591,234
5.65%, 02/19/56 .................. 640 597,243
4.40%, 02/22/62 .................. 1,220 903,945
5.75%, 03/02/63 .................. 3,110 2,869,028
Baxalta, Inc., 5.25%, 06/23/45 .......... 1,025 926,286
Biocon Biologics Global plc, 6.67%, 10/09/29
(c)
(e)
.......................... 1,000 1,000,198
Biogen, Inc.
2.25%, 05/01/30 .................. 2,303 2,089,310
5.05%, 01/15/31 .................. 415 417,182
5.75%, 05/15/35 .................. 930 950,986
5.20%, 09/15/45 .................. 1,220 1,087,689
3.15%, 05/01/50 .................. 2,340 1,460,577
3.25%, 02/15/51 .................. 975 607,735
6.45%, 05/15/55 .................. 940 961,415
BioMarin Pharmaceutical, Inc., 5.50%,
02/15/34
(d)
..................... 1,050 1,023,956
CSL Finance plc
(d)
4.05%, 04/27/29 .................. 1,580 1,547,445
4.25%, 04/27/32 .................. 1,435 1,366,559
5.11%, 04/03/34 .................. 1,180 1,159,323
4.63%, 04/27/42 .................. 745 635,610

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Biotechnology (continued)
4.75%, 04/27/52 .................. USD 1,165 $ 951,816
5.42%, 04/03/54 .................. 840 755,022
4.95%, 04/27/62 .................. 705 571,957
Emergent BioSolutions, Inc., 3.88%, 08/15/28
(d)
470 434,174
Genmab A/S
(d)
6.25%, 12/15/32 .................. 1,775 1,790,420
7.25%, 12/15/33 .................. 1,060 1,093,583
Gilead Sciences, Inc.
1.20%, 10/01/27 .................. 930 896,388
4.25%, 05/20/28 .................. 975 970,708
4.40%, 05/20/29 .................. 2,850 2,830,147
4.80%, 11/15/29 .................. 940 943,298
1.65%, 10/01/30 .................. 1,410 1,242,960
4.60%, 05/20/31 .................. 1,930 1,905,717
5.25%, 10/15/33 .................. 1,160 1,171,699
4.90%, 05/20/34 .................. 810 793,481
5.10%, 06/15/35
(c)
................. 1,395 1,379,650
4.60%, 09/01/35 .................. 1,100 1,049,441
4.00%, 09/01/36 .................. 1,345 1,206,971
2.60%, 10/01/40 .................. 1,173 828,055
5.65%, 12/01/41 .................. 1,370 1,355,251
4.80%, 04/01/44 .................. 2,046 1,788,860
4.50%, 02/01/45 .................. 2,083 1,741,834
4.75%, 03/01/46 .................. 2,606 2,233,148
4.15%, 03/01/47 .................. 1,892 1,480,805
2.80%, 10/01/50 .................. 1,712 1,022,915
5.55%, 10/15/53
(c)
................. 1,235 1,159,289
5.50%, 11/15/54 .................. 1,260 1,173,054
5.60%, 11/15/64 .................. 745 690,313
Grifols SA, 4.75%, 10/15/28
(d)
.......... 810 790,632
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 .................. 1,670 1,468,490
2.80%, 09/15/50 .................. 1,042 603,234
172,239,142
Broadline Retail — 0.4%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 .................. 2,825 2,784,488
4.88%, 05/26/30
(c)
................. 860 864,886
2.13%, 02/09/31 .................. 2,195 1,964,526
4.50%, 11/28/34 .................. 1,163 1,108,120
5.25%, 05/26/35
(c)
................. 1,190 1,193,169
4.00%, 12/06/37 .................. 1,463 1,289,063
2.70%, 02/09/41 .................. 1,530 1,090,965
4.20%, 12/06/47 .................. 1,790 1,401,991
3.15%, 02/09/51 .................. 1,568 993,165
5.63%, 11/26/54
(c)
................. 750 707,649
4.40%, 12/06/57
(c)
................. 1,220 938,932
3.25%, 02/09/61 .................. 1,088 649,000
Amazon.com, Inc.
3.15%, 08/22/27 .................. 3,423 3,384,122
4.55%, 12/01/27 .................. 2,590 2,595,750
3.85%, 03/13/28 .................. 2,795 2,768,743
1.65%, 05/12/28 .................. 2,415 2,299,363
3.90%, 11/20/28 .................. 3,350 3,301,553
4.00%, 03/13/29 .................. 3,955 3,889,328
3.45%, 04/13/29 .................. 1,513 1,466,215
4.60%, 07/09/29 .................. 3,215 3,204,073
4.65%, 12/01/29 .................. 2,075 2,073,241
1.50%, 06/03/30 .................. 2,524 2,231,578
4.10%, 11/20/30 .................. 2,640 2,558,125
4.25%, 03/13/31 .................. 4,590 4,452,718
2.10%, 05/12/31 .................. 5,733 5,040,128
4.80%, 07/09/31 .................. 3,920 3,883,419
3.60%, 04/13/32 .................. 2,513 2,339,289
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
4.70%, 12/01/32 .................. USD 2,255 $ 2,221,500
4.55%, 03/13/33 .................. 3,725 3,594,595
4.35%, 03/20/33 .................. 2,025 1,932,288
5.10%, 07/09/33 .................. 2,110 2,089,827
4.80%, 12/05/34 .................. 1,443 1,402,392
4.65%, 11/20/35 .................. 3,740 3,524,149
4.88%, 03/13/36 .................. 6,765 6,460,950
5.30%, 07/09/36 .................. 4,105 4,031,501
3.88%, 08/22/37 .................. 3,180 2,754,406
2.88%, 05/12/41 .................. 2,420 1,704,337
4.95%, 12/05/44 .................. 1,886 1,669,023
5.65%, 03/13/46 .................. 2,575 2,405,396
6.00%, 07/09/46 .................. 2,125 2,066,723
4.05%, 08/22/47 .................. 3,558 2,643,737
2.50%, 06/03/50 .................. 2,561 1,372,698
3.10%, 05/12/51 .................. 3,159 1,906,916
3.95%, 04/13/52 .................. 2,440 1,708,646
5.45%, 11/20/55 .................. 3,140 2,755,771
5.80%, 03/13/56 .................. 6,075 5,594,266
6.10%, 07/09/56 .................. 3,930 3,769,904
4.25%, 08/22/57 .................. 2,679 1,932,381
2.70%, 06/03/60 .................. 2,075 1,041,720
3.25%, 05/12/61 .................. 2,065 1,166,316
4.10%, 04/13/62 .................. 1,380 939,906
5.55%, 11/20/65 .................. 2,355 2,035,191
5.95%, 03/13/66 .................. 3,975 3,651,483
6.25%, 07/09/66 .................. 2,120 2,030,129
6.05%, 03/13/76 .................. 3,295 3,046,566
ANGI Group LLC, 3.88%, 08/15/28
(c)(d)
..... 505 428,314
eBay, Inc.
5.95%, 11/22/27 .................. 290 294,397
4.25%, 03/06/29 .................. 1,695 1,671,755
2.70%, 03/11/30 .................. 1,230 1,135,948
2.60%, 05/10/31 .................. 1,320 1,179,230
6.30%, 11/22/32 .................. 600 633,196
5.13%, 11/06/35 .................. 1,260 1,217,115
4.00%, 07/15/42 .................. 1,105 845,906
3.65%, 05/10/51 .................. 1,481 1,017,268
El Puerto de Liverpool SAB de CV
(c)(e)
6.26%, 01/22/32 .................. 600 616,364
6.66%, 01/22/37 .................. 400 410,313
5.75%, 02/10/38 .................. 600 566,469
Falabella SA, 3.38%, 01/15/32
(e)
......... 800 711,905
Family Dollar Stores LLC, 10.00%, 07/31/31
(d)
270 265,838
Getty Images, Inc.
(d)
14.00%, 03/01/28 ................. 270 180,562
11.25%, 02/21/30 ................. 505 395,073
JD.com, Inc.
3.38%, 01/14/30
(c)
................. 913 876,930
4.13%, 01/14/50 .................. 385 302,245
Kohl's Corp.
(h)
10.00%, 06/01/30
(d)
................ 400 432,118
5.13%, 05/01/31 .................. 550 493,074
5.55%, 07/17/45 .................. 483 331,761
Macy's Retail Holdings LLC
5.88%, 03/15/30
(c)(d)
................ 186 184,325
6.13%, 03/15/32
(c)(d)
................ 465 466,105
7.38%, 08/01/33
(c)(d)
................ 650 677,192
6.70%, 07/15/34
(d)
................. 256 247,661
4.50%, 12/15/34 .................. 410 368,581
6.38%, 03/15/37 .................. 225 208,488
5.13%, 01/15/42 .................. 292 235,764
4.30%, 02/15/43 .................. 270 192,944
Marks & Spencer plc, 7.13%, 12/01/37
(d)
.... 290 309,870

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
Match Group Holdings II LLC
(d)
5.00%, 12/15/27 .................. USD 495 $ 494,266
4.63%, 06/01/28 .................. 550 541,611
5.63%, 02/15/29 .................. 360 358,902
4.13%, 08/01/30 .................. 654 611,925
3.63%, 10/01/31 .................. 560 499,686
6.13%, 09/15/33 .................. 905 881,328
MercadoLibre, Inc.
3.13%, 01/14/31 .................. 600 547,076
4.90%, 01/15/33 .................. 900 868,119
Nordstrom, Inc.
6.95%, 03/15/28 .................. 372 380,390
4.38%, 04/01/30 .................. 565 540,415
4.25%, 08/01/31 .................. 600 557,876
5.00%, 01/15/44 .................. 1,109 797,829
Photo Holdings LLC, 12.00%, 07/01/31
(d)
... 1,400 1,443,072
Prosus NV
3.68%, 01/21/30
(e)
................. 1,257 1,190,719
3.06%, 07/13/31
(e)
................. 2,200 1,970,715
4.19%, 01/19/32
(e)
................. 1,200 1,126,406
5.53%, 07/13/33
(d)
................. 800 792,024
5.87%, 07/13/36
(d)
................. 1,200 1,187,012
4.03%, 08/03/50
(e)
................. 1,200 810,923
3.83%, 02/08/51
(e)
................. 1,600 1,028,831
4.99%, 01/19/52
(e)
................. 1,400 1,077,243
Rakuten Group, Inc.
(d)
9.75%, 04/15/29 .................. 2,372 2,574,692
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.96%),
6.25%
(g)(i)
..................... 1,100 1,041,746
Wayfair LLC
(d)
7.25%, 10/31/29 .................. 915 942,321
7.75%, 09/15/30 .................. 735 770,440
6.75%, 11/15/32 .................. 830 847,398
7.13%, 05/31/34 .................. 450 462,300
173,168,292
Building Products — 0.2%
Advanced Drainage Systems, Inc.
(d)
6.38%, 06/15/30 .................. 536 540,425
5.38%, 03/01/34 .................. 605 586,728
Allegion plc, 3.50%, 10/01/29 .......... 600 574,904
AmeriTex HoldCo Intermediate LLC, 7.63%,
08/15/33
(d)
..................... 965 994,021
Amrize Finance US LLC
4.70%, 04/07/28 .................. 495 494,796
4.95%, 04/07/30 .................. 720 719,009
5.40%, 04/07/35 .................. 1,060 1,053,969
7.13%, 07/15/36 .................. 555 617,597
4.75%, 09/22/46 .................. 410 344,757
Builders FirstSource, Inc.
(d)
5.00%, 03/01/30 .................. 666 646,046
4.25%, 02/01/32 .................. 1,517 1,380,641
6.38%, 06/15/32 .................. 745 742,347
6.38%, 03/01/34 .................. 1,075 1,055,864
6.75%, 05/15/35 .................. 975 964,948
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(d)
..................... 735 378,462
Carlisle Cos., Inc.
3.75%, 12/01/27 .................. 765 756,095
2.75%, 03/01/30 .................. 1,119 1,039,382
2.20%, 03/01/32 .................. 660 564,304
5.25%, 09/15/35 .................. 450 439,481
5.55%, 09/15/40 .................. 430 414,575
Security
Par (000)
Par (000) Value
Building Products (continued)
Carrier Global Corp.
2.72%, 02/15/30 .................. USD 2,573 $ 2,389,806
2.70%, 02/15/31 .................. 880 800,509
5.90%, 03/15/34 .................. 1,083 1,120,032
3.38%, 04/05/40 .................. 1,631 1,262,943
3.58%, 04/05/50 .................. 1,384 953,595
6.20%, 03/15/54 .................. 1,294 1,314,038
Cornerstone Building Brands, Inc.
(d)
6.13%, 01/15/29 .................. 264 33,679
9.50%, 08/15/29 .................. 505 260,499
CP Atlas Buyer, Inc.
(d)
9.75%, 07/15/30
(c)
................. 515 463,440
12.75%, (12.75% Cash or 12.75% PIK),
01/15/31
(f)(g)
................... 565 386,503
CRH America Finance, Inc.
3.95%, 04/04/28
(d)
................. 1,035 1,021,708
4.40%, 02/09/31 .................. 890 868,836
5.40%, 05/21/34 .................. 770 769,408
5.50%, 01/09/35 .................. 1,375 1,374,047
5.00%, 02/09/36 .................. 1,060 1,016,779
4.40%, 05/09/47
(d)
................. 70 55,688
4.50%, 04/04/48
(d)
................. 1,095 876,009
5.88%, 01/09/55 .................. 240 231,290
5.60%, 02/09/56 .................. 555 515,671
CRH SMW Finance DAC
5.20%, 05/21/29 .................. 795 802,005
5.13%, 01/09/30 .................. 670 674,236
EMRLD Borrower LP
(d)
6.63%, 12/15/30 .................. 3,246 3,301,494
6.75%, 07/15/31 .................. 523 536,965
Fortune Brands Innovations, Inc.
3.25%, 09/15/29 .................. 925 880,494
4.00%, 03/25/32 .................. 550 516,022
5.88%, 06/01/33
(c)
................. 1,147 1,179,198
4.50%, 03/25/52 .................. 635 496,935
Griffon Corp., 5.75%, 03/01/28 .......... 1,173 1,172,860
JELD-WEN Holding, Inc., 7.00%, 09/01/32
(c)(d)
375 228,685
JELD-WEN, Inc., 4.88%, 12/15/27
(d)
...... 555 448,920
JH North America Holdings, Inc.
(d)
5.88%, 01/31/31 .................. 635 634,222
6.13%, 07/31/32 .................. 570 571,400
Johnson Controls International plc
5.50%, 04/19/29 .................. 1,030 1,047,920
1.75%, 09/15/30 .................. 1,145 1,010,419
2.00%, 09/16/31 .................. 570 494,866
4.90%, 12/01/32 .................. 905 895,584
6.00%, 01/15/36 .................. 559 584,940
4.62%, 07/02/44 .................. 660 559,098
4.50%, 02/15/47 .................. 773 633,745
4.95%, 07/02/64 .................. 523 428,899
Lennox International, Inc.
1.70%, 08/01/27 .................. 470 457,024
5.50%, 09/15/28 .................. 705 714,944
Limak Cimento Sanayi ve Ticaret A/S, 9.75%,
07/25/29
(e)
..................... 800 802,043
Louisiana-Pacific Corp., 3.63%, 03/15/29
(d)
.. 560 536,769
Masco Corp.
3.50%, 11/15/27 .................. 561 553,200
1.50%, 02/15/28 .................. 970 924,958
2.00%, 10/01/30 .................. 588 521,157
2.00%, 02/15/31 .................. 952 834,358
4.50%, 05/15/47 .................. 530 425,408
3.13%, 02/15/51 .................. 441 272,488
Masterbrand, Inc., 7.00%, 07/15/32
(c)(d)
..... 735 735,918

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products (continued)
Miter Brands Acquisition Holdco, Inc., 6.75%,
04/01/32
(d)
..................... USD 764 $ 752,681
MIWD Holdco II LLC, 5.50%, 02/01/30
(c)(d)
... 565 522,923
New Enterprise Stone & Lime Co., Inc.
(d)
5.25%, 07/15/28 .................. 706 701,810
9.75%, 07/15/28 .................. 270 271,588
Oscar AcquisitionCo LLC, 9.50%, 04/15/30
(d)
. 530 272,858
Owens Corning
3.95%, 08/15/29 .................. 589 574,249
3.50%, 02/15/30 .................. 505 481,051
3.88%, 06/01/30 .................. 510 489,581
5.70%, 06/15/34 .................. 715 725,127
7.00%, 12/01/36 .................. 524 576,719
4.30%, 07/15/47 .................. 695 539,871
4.40%, 01/30/48 .................. 965 757,662
5.95%, 06/15/54 .................. 530 508,580
Quikrete Holdings, Inc.
(d)
6.38%, 03/01/32 .................. 4,470 4,524,112
6.75%, 03/01/33 .................. 1,930 1,955,394
Sisecam UK plc
(e)
8.25%, 05/02/29 .................. 800 812,744
8.63%, 05/02/32 .................. 800 809,216
8.38%, 01/23/33 .................. 600 603,433
Smyrna Ready Mix Concrete LLC
(d)
6.00%, 11/01/28 .................. 1,310 1,308,854
8.88%, 11/15/31 .................. 1,135 1,188,732
St. Marys Cement, Inc., 5.75%, 04/02/34
(c)(e)
. 600 599,844
Standard Building Solutions, Inc.
(d)
6.50%, 08/15/32 .................. 1,190 1,194,040
6.25%, 08/01/33 .................. 1,605 1,587,625
5.88%, 03/15/34 .................. 920 884,038
Standard Industries, Inc.
(d)
4.75%, 01/15/28 .................. 1,420 1,411,232
4.38%, 07/15/30 .................. 1,770 1,672,371
3.38%, 01/15/31 .................. 1,241 1,115,592
Trane Technologies Financing Ltd.
3.80%, 03/21/29 .................. 1,197 1,170,432
5.25%, 03/03/33 .................. 880 885,524
5.10%, 06/13/34 .................. 965 956,472
4.65%, 11/01/44 .................. 200 171,087
4.50%, 03/21/49 .................. 375 305,719
Trane Technologies Holdco, Inc.
3.75%, 08/21/28 .................. 1,006 991,244
5.75%, 06/15/43 .................. 978 972,706
4.30%, 02/21/48 .................. 640 509,987
Votorantim Cimentos International SA, 7.25%,
04/05/41
(e)
..................... 400 452,656
Wilsonart LLC, 11.00%, 08/15/32
(c)(d)
...... 535 411,885
87,569,644
Capital Markets — 2.2%
Aberdeen Group plc, 4.25%, 06/30/28
(e)
.... 550 539,139
Abu Dhabi Developmental Holding Co. PJSC
(e)
5.38%, 05/08/29 .................. 1,400 1,407,312
4.50%, 05/06/30 .................. 1,200 1,170,744
4.38%, 10/02/31 .................. 1,200 1,151,043
5.50%, 05/08/34 .................. 1,400 1,396,180
5.00%, 05/06/35 .................. 1,200 1,150,018
5.25%, 10/02/54 .................. 1,200 1,037,704
Aercap Sukuk Ltd., 4.50%, 10/03/29
(d)
..... 310 305,598
Affiliated Managers Group, Inc.
3.30%, 06/15/30 .................. 650 611,126
5.50%, 08/20/34 .................. 460 452,201
5.50%, 02/15/36 .................. 470 455,425
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Ameriprise Financial, Inc.
5.70%, 12/15/28 .................. USD 935 $ 956,770
4.80%, 06/15/31 .................. 540 535,703
4.50%, 05/13/32 .................. 865 843,470
5.15%, 05/15/33 .................. 765 763,409
5.20%, 04/15/35 .................. 915 897,829
5.35%, 06/15/36 .................. 475 464,719
Amipeace Ltd., 2.25%, 10/22/30
(e)
........ 1,000 909,388
Antares Holdings LP
(d)
7.95%, 08/11/28 .................. 410 423,362
6.50%, 02/08/29 .................. 490 491,031
6.35%, 10/23/29 .................. 330 329,372
6.63%, 06/10/31 .................. 250 248,536
Apollo Debt Solutions BDC
5.20%, 12/08/28
(d)
................. 395 388,976
6.90%, 04/13/29 .................. 1,115 1,140,065
5.88%, 08/30/30 .................. 460 452,337
5.70%, 01/23/31
(d)
................. 490 476,875
6.70%, 07/29/31 .................. 1,250 1,264,161
6.55%, 03/15/32 .................. 875 877,436
6.35%, 06/30/33
(d)
................. 30 29,559
Apollo Management Holdings LP
(d)
4.87%, 02/15/29 .................. 1,045 1,042,609
2.65%, 06/05/30
(c)
................. 328 301,069
5.00%, 03/15/48
(c)
................. 520 435,035
Ares Capital Corp.
2.88%, 06/15/28 .................. 1,498 1,437,059
5.88%, 03/01/29 .................. 1,030 1,034,922
5.95%, 07/15/29 .................. 1,110 1,118,247
5.55%, 01/15/30 .................. 1,320 1,306,740
5.50%, 09/01/30 .................. 780 766,357
5.10%, 01/15/31 .................. 460 442,283
5.25%, 04/12/31 .................. 520 502,768
3.20%, 11/15/31 .................. 750 653,050
5.80%, 03/08/32
(c)
................. 1,080 1,062,388
Ares Finance Co. II LLC, 3.25%, 06/15/30
(d)
.. 1,040 967,102
Ares Finance Co. IV LLC, 3.65%, 02/01/52
(c)(d)
705 461,505
Ares Management Corp.
6.38%, 11/10/28 .................. 1,265 1,303,284
5.60%, 10/11/54 .................. 700 607,378
Ares Strategic Income Fund
5.70%, 03/15/28 .................. 725 724,967
5.45%, 09/09/28 .................. 680 675,679
4.85%, 01/15/29 .................. 610 597,870
6.35%, 08/15/29 .................. 1,090 1,097,404
5.60%, 02/15/30 .................. 900 881,789
5.80%, 09/09/30 .................. 480 469,970
5.15%, 01/15/31 .................. 510 484,866
5.55%, 04/15/31 .................. 370 356,480
6.20%, 03/21/32 .................. 860 847,650
Aretec Group, Inc.
(d)
7.50%, 04/01/29
(c)
................. 410 409,347
10.00%, 08/15/30 ................. 609 642,883
B3 SA - Brasil Bolsa Balcao, 4.13%, 09/20/31
(e)
800 738,769
Bain Capital Specialty Finance, Inc.
5.95%, 03/15/30
(c)
................. 80 77,633
5.95%, 03/01/31 .................. 150 143,965
Bank of New York Mellon (The), (1-day SOFR +
1.14%), 4.73%, 04/20/29
(g)
........... 1,190 1,192,813
Bank of New York Mellon Corp. (The)
3.40%, 01/29/28 .................. 1,064 1,048,835
3.85%, 04/28/28 .................. 1,360 1,348,495
1.65%, 07/14/28 .................. 1,330 1,263,284
(SOFR Index + 1.80%), 5.80%, 10/25/28
(g)
1,180 1,197,857
3.00%, 10/30/28 .................. 793 764,792

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Series J, 1.90%, 01/25/29 ............ USD 640 $ 599,888
(1-day SOFR + 1.17%), 4.54%, 02/01/29
(g)
1,115 1,114,584
3.85%, 04/26/29 .................. 780 765,350
3.30%, 08/23/29 .................. 1,343 1,286,551
(1-day SOFR + 1.60%), 6.32%, 10/25/29
(g)
1,485 1,536,355
(1-day SOFR + 0.63%), 4.03%, 01/22/30
(g)
2,715 2,669,500
(1-day SOFR + 1.09%), 4.98%, 03/14/30
(g)
1,680 1,687,272
(1-day SOFR + 1.76%), 4.60%, 07/26/30
(g)
1,000 995,319
1.65%, 01/28/31 .................. 1,125 988,857
(1-day SOFR + 0.89%), 4.94%, 02/11/31
(g)
1,565 1,565,957
1.80%, 07/28/31 .................. 2,435 2,105,962
2.50%, 01/26/32 .................. 2,475 2,185,252
(1-day SOFR + 0.90%), 4.54%, 04/23/32
(g)
1,465 1,436,080
(1-day SOFR + 1.23%), 5.06%, 07/22/32
(g)
1,150 1,150,794
(1-day SOFR + 1.42%), 4.29%, 06/13/33
(g)
1,305 1,251,741
(SOFR Index + 2.07%), 5.83%, 10/25/33
(g)
1,865 1,935,406
(1-day SOFR + 1.51%), 4.71%, 02/01/34
(g)
1,925 1,868,548
Series J, (1-day SOFR + 1.61%), 4.97%,
04/26/34
(g)
.................... 2,390 2,352,114
(1-day SOFR + 1.85%), 6.47%, 10/25/34
(g)
1,750 1,871,356
(1-day SOFR + 1.42%), 5.19%, 03/14/35
(g)
1,150 1,142,563
(1-day SOFR + 1.25%), 5.23%, 11/20/35
(g)
1,035 1,028,510
(1-day SOFR + 1.35%), 5.32%, 06/06/36
(g)
1,230 1,223,374
(1-day SOFR + 1.18%), 5.09%, 04/23/37
(g)
1,715 1,665,232
(1-day SOFR + 1.77%), 5.61%, 07/21/39
(g)
545 545,449
Barings BDC, Inc.
5.20%, 09/15/28 .................. 295 290,745
7.00%, 02/15/29 .................. 255 259,904
Barings Private Credit Corp., 6.15%, 06/11/30 75 73,756
BGC Group, Inc.
8.00%, 05/25/28 .................. 430 448,154
6.60%, 06/10/29 .................. 700 718,918
6.15%, 04/02/30 .................. 920 933,101
Blackstone Holdings Finance Co. LLC
(d)
3.15%, 10/02/27 .................. 460 452,062
5.90%, 11/03/27
(c)
................. 895 908,038
1.63%, 08/05/28
(c)
................. 673 634,790
2.50%, 01/10/30 .................. 815 752,995
1.60%, 03/30/31
(c)
................. 1,585 1,366,531
2.00%, 01/30/32 .................. 698 595,659
2.55%, 03/30/32 .................. 915 803,069
6.20%, 04/22/33 .................. 835 869,934
5.00%, 06/15/44 .................. 540 471,620
4.45%, 07/15/45 .................. 445 355,730
4.00%, 10/02/47 .................. 595 440,060
3.50%, 09/10/49 .................. 461 309,139
2.80%, 09/30/50 .................. 473 273,038
2.85%, 08/05/51 .................. 540 315,662
3.20%, 01/30/52 .................. 1,095 682,229
Blackstone Private Credit Fund
4.95%, 09/26/27 .................. 455 453,717
7.30%, 11/27/28 .................. 645 666,653
4.00%, 01/15/29 .................. 775 742,443
5.95%, 07/16/29 .................. 680 679,413
5.60%, 11/22/29 .................. 940 924,100
5.25%, 04/01/30 .................. 780 753,217
5.05%, 09/10/30 .................. 525 501,306
6.25%, 01/25/31 .................. 680 676,518
5.35%, 03/12/31 .................. 380 363,432
5.95%, 05/15/31
(c)
................. 520 508,867
6.00%, 01/29/32 .................. 1,120 1,094,733
6.00%, 11/22/34 .................. 1,135 1,077,712
Blackstone Reg Finance Co. LLC
4.30%, 11/03/30
(c)
................. 555 540,966
5.00%, 12/06/34 .................. 925 894,985
Security
Par (000)
Par (000) Value
Capital Markets (continued)
4.95%, 02/15/36 .................. USD 615 $ 585,946
Blackstone Secured Lending Fund
5.88%, 11/15/27 .................. 555 559,119
5.35%, 04/13/28 .................. 505 502,799
2.85%, 09/30/28 .................. 870 820,741
5.25%, 09/04/29 .................. 195 191,839
5.30%, 06/30/30 .................. 380 368,084
5.13%, 01/31/31 .................. 445 422,817
5.90%, 05/21/31 .................. 1,180 1,147,936
Blue Owl Capital Corp.
2.88%, 06/11/28 .................. 680 645,512
5.95%, 03/15/29 .................. 600 598,373
6.20%, 07/15/30
(c)
................. 285 282,133
6.30%, 08/15/31 .................. 205 202,229
Blue Owl Credit Income Corp.
7.75%, 09/16/27 .................. 680 693,902
7.95%, 06/13/28 .................. 2,470 2,544,689
7.75%, 01/15/29 .................. 670 689,594
6.60%, 09/15/29 .................. 770 772,482
5.80%, 03/15/30 .................. 1,090 1,058,180
6.65%, 03/15/31 .................. 740 734,956
6.55%, 10/15/31
(d)
................. 515 508,273
Blue Owl Finance LLC
3.13%, 06/10/31 .................. 1,030 899,658
4.38%, 02/15/32 .................. 1,025 932,912
6.25%, 04/18/34 .................. 1,215 1,176,325
4.13%, 10/07/51
(c)
................. 655 431,862
Blue Owl Technology Finance Corp.
6.10%, 03/15/28 .................. 365 365,164
6.75%, 04/04/29
(c)
................. 725 724,799
6.50%, 10/15/29
(c)
................. 135 133,342
6.13%, 01/23/31
(c)
................. 35 33,649
Bright Galaxy International Ltd., 6.30%,
04/20/29
(e)
..................... 200 203,684
Brookfield Asset Management Ltd.
4.65%, 11/15/30 .................. 760 743,236
4.83%, 04/15/31 .................. 920 902,417
5.80%, 04/24/35 .................. 530 530,359
5.30%, 01/15/36 .................. 1,310 1,255,819
6.08%, 09/15/55 .................. 1,625 1,562,427
Brookfield Capital Finance LLC, 6.09%,
06/14/33 ...................... 695 715,555
Brookfield Finance I UK plc, 2.34%, 01/30/32 . 770 666,695
Brookfield Finance LLC, 3.45%, 04/15/50 ... 1,037 671,043
Brookfield Finance, Inc.
3.90%, 01/25/28 .................. 1,472 1,455,179
4.85%, 03/29/29 .................. 1,803 1,800,656
4.35%, 04/15/30 .................. 1,313 1,282,217
2.72%, 04/15/31 .................. 1,023 921,784
6.35%, 01/05/34 .................. 830 866,320
5.68%, 01/15/35 .................. 745 743,157
5.33%, 01/15/36 .................. 600 579,093
4.70%, 09/20/47 .................. 944 763,764
3.50%, 03/30/51 .................. 823 535,391
3.63%, 02/15/52 .................. 665 438,912
5.97%, 03/04/54 .................. 1,030 968,714
5.81%, 03/03/55 .................. 675 622,587
Cantor Fitzgerald LP, 7.20%, 12/12/28
(d)
.... 1,050 1,085,995
Capital Southwest Corp., 5.95%, 09/18/30 ... 200 198,135
Carlyle Finance LLC, 5.65%, 09/15/48
(d)
.... 745 682,440
Carlyle Finance Subsidiary LLC, 3.50%,
09/19/29
(d)
..................... 1,141 1,090,987
Carlyle Group, Inc. (The), 5.05%, 09/19/35 .. 880 835,299
Carlyle Holdings II Finance LLC, 5.63%,
03/30/43
(d)
..................... 380 353,041

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Carlyle Secured Lending, Inc.
6.75%, 02/18/30
(c)
................. USD 60 $ 59,975
5.75%, 02/15/31 .................. 150 142,204
Cboe Global Markets, Inc.
1.63%, 12/15/30 .................. 947 819,059
3.00%, 03/16/32 .................. 630 563,723
CFAMC III Co. Ltd., 4.25%, 11/07/27
(e)
..... 1,400 1,387,926
CFAMC IV Co. Ltd., 4.50%, 05/29/29
(e)
..... 1,300 1,281,996
Charles Schwab Corp. (The)
3.20%, 01/25/28 .................. 1,098 1,076,757
2.00%, 03/20/28 .................. 1,090 1,046,617
4.00%, 02/01/29 .................. 968 955,171
(1-day SOFR + 2.21%), 5.64%, 05/19/29
(g)
2,430 2,472,318
3.25%, 05/22/29 .................. 930 896,748
2.75%, 10/01/29 .................. 435 409,490
(1-day SOFR + 1.88%), 6.20%, 11/17/29
(g)
1,775 1,830,001
4.63%, 03/22/30 .................. 603 601,549
(1-day SOFR + 0.78%), 4.74%, 05/21/30
(g)
3,540 3,530,969
1.65%, 03/11/31 .................. 1,135 983,579
2.30%, 05/13/31 .................. 1,030 916,151
(1-day SOFR + 0.94%), 4.34%, 11/14/31
(g)
1,125 1,097,622
1.95%, 12/01/31 .................. 1,110 956,884
2.90%, 03/03/32 .................. 1,245 1,118,379
(1-day SOFR + 2.50%), 5.85%, 05/19/34
(g)
1,625 1,671,832
(1-day SOFR + 2.01%), 6.14%, 08/24/34
(g)
1,555 1,624,401
(1-day SOFR + 1.23%), 4.91%, 11/14/36
(g)
960 917,272
(1-day SOFR + 1.28%), 5.49%, 05/21/37
(g)
1,570 1,559,241
China Cinda Finance 2017 I Ltd.
(e)
4.75%, 02/08/28 .................. 1,600 1,600,729
4.75%, 02/21/29 .................. 600 599,802
China Everbright Bank Co. Ltd., (SOFR Index +
0.54%), 4.21%, 05/22/28
(e)(g)
.......... 404 404,989
China Great Wall International Holdings III Ltd.,
3.88%, 08/31/27
(e)
................ 600 593,923
China Great Wall International Holdings V Ltd.,
2.38%, 08/18/30
(e)
................ 800 723,057
China Great Wall International Holdings VI Ltd.,
5.25%, 04/23/28
(e)
................ 400 402,375
China Ping An Insurance Overseas Holdings
Ltd.
(e)
2.85%, 08/12/31 .................. 600 541,897
6.13%, 05/16/34 .................. 400 415,205
5.00%, 10/08/35 .................. 400 384,623
CI Financial Corp.
7.50%, 05/30/29
(d)
................. 615 641,654
3.20%, 12/17/30 .................. 1,530 1,383,996
4.10%, 06/15/51 .................. 1,350 876,093
CICC Hong Kong Finance 2016 MTN Ltd.
(e)(g)
(SOFR Index + 0.48%), 4.15%, 02/12/28 . 600 600,416
(SOFR Index + 0.53%), 4.20%, 02/12/29 . 1,000 1,001,725
Citadel Finance LLC
(d)
4.75%, 02/14/29 .................. 500 490,348
5.90%, 02/10/30 .................. 1,015 1,018,270
5.15%, 02/14/31 .................. 250 243,013
Citadel LP
(d)
6.00%, 01/23/30 .................. 2,050 2,094,760
6.38%, 01/23/32 .................. 355 365,453
Citadel Securities Global Holdings LLC
(d)
5.50%, 06/18/30 .................. 540 542,285
6.20%, 06/18/35 .................. 250 251,296
CME Group, Inc.
3.75%, 06/15/28 .................. 1,370 1,354,147
4.40%, 03/15/30 .................. 1,010 998,847
2.65%, 03/15/32 .................. 1,325 1,183,809
5.30%, 09/15/43 .................. 948 900,051
Security
Par (000)
Par (000) Value
Capital Markets (continued)
4.15%, 06/15/48 .................. USD 1,078 $ 850,415
Coinbase Global, Inc.
(d)
3.38%, 10/01/28 .................. 1,165 1,106,625
3.63%, 10/01/31
(c)
................. 755 653,337
Compass Group Diversified Holdings LLC
(d)
5.25%, 04/15/29 .................. 1,223 1,166,241
5.00%, 01/15/32
(c)
................. 319 294,478
CSI MTN Ltd.
(e)
(SOFR Index + 0.73%), 4.37%, 10/22/27
(g)
600 601,479
4.38%, 04/22/28 .................. 400 396,494
(SOFR Index + 0.60%), 4.25%, 07/16/28
(g)
1,000 1,001,050
(SOFR Index + 0.60%), 4.24%, 01/20/31
(g)
1,200 1,199,992
Danantara Investment Management PT
(d)
5.35%, 06/18/31 .................. 1,000 987,961
5.95%, 06/18/36 .................. 800 781,270
Deutsche Bank AG
5.37%, 09/09/27 .................. 790 798,113
5.52%, 09/01/28 .................. 985 999,116
(1-day SOFR + 1.21%), 5.37%, 01/10/29
(g)
2,475 2,492,387
(1-day SOFR + 3.18%), 6.72%, 01/18/29
(g)
2,060 2,114,630
5.41%, 05/10/29 .................. 1,870 1,901,562
(1-day SOFR + 2.51%), 6.82%, 11/20/29
(g)
1,425 1,482,815
(1-day SOFR + 1.70%), 5.00%, 09/11/30
(g)
1,200 1,196,112
(1-day SOFR + 1.72%), 5.30%, 05/09/31
(g)
900 900,618
(1-day SOFR + 5.44%), 5.88%, 07/08/31
(g)
550 555,648
(1-day SOFR + 1.30%), 4.95%, 08/04/31
(g)
1,555 1,534,967
(1-day SOFR + 3.04%), 3.55%, 09/18/31
(g)
2,025 1,893,983
(1-day SOFR + 1.10%), 4.47%, 12/10/31
(g)
370 360,684
(1-day SOFR + 2.76%), 3.73%, 01/14/32
(g)
810 748,605
(1-day SOFR + 1.14%), 4.73%, 02/06/32
(g)
875 852,894
(1-day SOFR + 1.41%), 5.06%, 04/14/32
(g)
695 686,616
(1-day SOFR + 1.72%), 3.04%, 05/28/32
(g)
1,633 1,471,673
(5-Year USD Swap Rate + 2.55%), 4.88%,
12/01/32
(g)
.................... 1,054 1,046,442
(1-day SOFR + 2.26%), 3.74%, 01/07/33
(g)
1,355 1,232,295
(1-day SOFR + 3.65%), 7.08%, 02/10/34
(g)
1,415 1,504,433
(1-day SOFR + 2.05%), 5.40%, 09/11/35
(g)
1,415 1,388,509
Drawbridge Special Opportunities Fund LP,
5.95%, 09/17/30
(d)
................ 500 478,854
Dua Capital Ltd., 2.78%, 05/11/31
(e)
....... 600 543,451
EQT AB, 5.85%, 05/08/35
(d)
............ 200 197,426
FactSet Research Systems, Inc., 3.45%,
03/01/32
(c)
..................... 385 346,118
Fairfax India Holdings Corp., 5.00%, 02/26/28
(e)
500 481,013
First Eagle Holdings, Inc., 7.25%, 08/15/32
(d)
. 1,620 1,639,026
FMR LLC
(d)
7.57%, 06/15/29 .................. 1,290 1,379,445
4.95%, 02/01/33 .................. 390 380,285
6.45%, 11/15/39 .................. 420 443,628
6.50%, 12/14/40 .................. 135 143,914
5.15%, 02/01/43 .................. 423 383,468
Focus Financial Partners LLC, 6.75%,
09/15/31
(d)
..................... 1,160 1,152,939
Franklin BSP Capital Corp.
7.20%, 06/15/29 .................. 60 61,245
6.00%, 10/02/30 .................. 225 217,701
Franklin Resources, Inc.
1.60%, 10/30/30 .................. 1,559 1,364,278
2.95%, 08/12/51 .................. 718 428,186
FS KKR Capital Corp.
3.25%, 07/15/27 .................. 450 436,628
3.13%, 10/12/28 .................. 860 809,208
7.88%, 01/15/29 .................. 448 460,872
6.88%, 08/15/29 .................. 673 676,154
6.13%, 01/15/30 .................. 815 794,445

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
6.13%, 01/15/31
(c)
................. USD 400 $ 385,189
7.50%, 08/01/31 .................. 1,120 1,120,887
Gaci First Investment Co.
(e)
5.00%, 10/13/27 .................. 1,000 999,336
5.00%, 01/29/29 .................. 2,200 2,188,336
4.88%, 05/14/29 .................. 2,800 2,774,778
5.25%, 01/29/30 .................. 3,400 3,391,077
4.75%, 02/14/30 .................. 2,200 2,159,312
5.25%, 10/13/32 .................. 2,200 2,174,833
5.25%, 05/14/33 .................. 1,600 1,571,826
5.25%, 01/29/34 .................. 2,400 2,346,818
5.63%, 07/29/34 .................. 1,800 1,798,820
4.88%, 02/14/35 .................. 2,400 2,277,517
5.00%, 09/15/35 .................. 2,400 2,289,323
5.13%, 02/14/53 .................. 2,200 1,793,221
5.38%, 01/29/54 .................. 1,800 1,510,579
6.25%, 05/14/56 .................. 2,800 2,639,276
5.38%, 10/13/2122 ................ 600 473,560
Goldman Sachs Bank USA, (1-day SOFR +
0.72%), 4.66%, 06/03/29
(g)
........... 2,600 2,593,230
Goldman Sachs BDC, Inc.
5.10%, 01/28/29 .................. 465 453,459
5.65%, 09/09/30
(c)
................. 275 268,422
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 1.73%), 4.48%, 08/23/28
(g)
2,900 2,892,646
(1-day SOFR + 0.71%), 4.15%, 01/21/29
(g)
7,935 7,860,352
(3-mo. CME Term SOFR + 1.42%), 3.81%,
04/23/29
(g)
.................... 5,725 5,631,819
(3-mo. CME Term SOFR + 1.56%), 4.22%,
05/01/29
(g)
.................... 6,062 6,000,096
(1-day SOFR + 0.90%), 4.15%, 10/21/29
(g)
3,015 2,966,108
(1-day SOFR + 1.77%), 6.48%, 10/24/29
(g)
2,655 2,739,317
2.60%, 02/07/30 .................. 2,888 2,667,342
3.80%, 03/15/30 .................. 3,226 3,098,646
(1-day SOFR + 0.99%), 4.59%, 04/20/30
(g)
3,765 3,725,069
(1-day SOFR + 1.27%), 5.73%, 04/25/30
(g)
3,105 3,160,909
(1-day SOFR + 1.21%), 5.05%, 07/23/30
(g)
2,890 2,896,011
(1-day SOFR + 1.14%), 4.69%, 10/23/30
(g)
2,560 2,531,078
(1-day SOFR + 1.08%), 5.21%, 01/28/31
(g)
2,620 2,625,778
(1-day SOFR + 1.58%), 5.22%, 04/23/31
(g)
3,660 3,666,205
(1-day SOFR + 1.06%), 4.37%, 10/21/31
(g)
3,315 3,208,095
(1-day SOFR + 0.96%), 4.52%, 01/21/32
(g)
6,090 5,911,870
(1-day SOFR + 1.09%), 1.99%, 01/27/32
(g)
3,837 3,344,569
(1-day SOFR + 1.28%), 2.62%, 04/22/32
(g)
4,182 3,720,616
(1-day SOFR + 1.03%), 4.97%, 06/03/32
(g)
3,025 2,984,595
(1-day SOFR + 1.25%), 2.38%, 07/21/32
(g)
4,573 3,995,945
(1-day SOFR + 1.17%), 5.24%, 07/21/32
(g)
4,725 4,715,546
(1-day SOFR + 1.26%), 2.65%, 10/21/32
(g)
3,370 2,961,554
6.13%, 02/15/33
(c)
................. 3,068 3,236,566
(1-day SOFR + 1.41%), 3.10%, 02/24/33
(g)
4,543 4,060,125
(1-day SOFR + 1.34%), 5.09%, 04/20/34
(g)
3,840 3,756,709
(1-day SOFR + 1.95%), 6.56%, 10/24/34
(g)
1,770 1,879,608
(1-day SOFR + 1.55%), 5.85%, 04/25/35
(g)
3,780 3,843,214
(1-day SOFR + 1.55%), 5.33%, 07/23/35
(g)
3,880 3,815,031
(1-day SOFR + 1.42%), 5.02%, 10/23/35
(g)
4,565 4,393,787
(1-day SOFR + 1.38%), 5.54%, 01/28/36
(g)
3,895 3,865,184
6.45%, 05/01/36 .................. 848 884,741
(1-day SOFR + 1.33%), 4.94%, 10/21/36
(g)
3,930 3,718,949
(1-day SOFR + 1.19%), 5.07%, 01/21/37
(g)
4,830 4,603,179
(1-day SOFR + 1.31%), 5.43%, 06/03/37
(g)
1,920 1,875,841
(1-day SOFR + 1.45%), 5.66%, 07/21/37
(g)
4,725 4,701,857
6.75%, 10/01/37 .................. 5,560 5,901,615
(3-mo. CME Term SOFR + 1.63%), 4.02%,
10/31/38
(g)
.................... 2,947 2,509,897
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(3-mo. CME Term SOFR + 1.69%), 4.41%,
04/23/39
(g)
.................... USD 2,339 $ 2,052,111
6.25%, 02/01/41 .................. 2,815 2,894,964
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.18%), 5.39%,
02/02/41
(g)
.................... 3,020 2,860,016
(1-day SOFR + 1.51%), 3.21%, 04/22/42
(g)
3,733 2,705,209
(1-day SOFR + 1.47%), 2.91%, 07/21/42
(g)
2,655 1,846,919
(1-day SOFR + 1.63%), 3.44%, 02/24/43
(g)
2,555 1,870,364
4.80%, 07/08/44 .................. 2,956 2,518,629
5.15%, 05/22/45 .................. 2,733 2,381,100
4.75%, 10/21/45 .................. 2,988 2,503,175
(1-day SOFR + 1.58%), 5.56%, 11/19/45
(g)
4,075 3,778,814
(1-day SOFR + 1.32%), 5.54%, 01/21/47
(g)
6,115 5,626,726
(1-day SOFR + 1.70%), 5.73%, 01/28/56
(g)
4,090 3,799,400
(1-day SOFR + 1.82%), 6.22%, 07/21/57
(g)
4,235 4,192,489
Goldman Sachs Private Credit Corp.
5.05%, 02/23/28 .................. 315 313,102
5.88%, 05/06/28 .................. 315 316,858
5.38%, 01/31/29 .................. 275 272,593
6.25%, 05/06/30 .................. 515 518,519
5.88%, 01/31/31 .................. 755 740,386
6.15%, 06/16/31
(d)
................. 370 364,936
Golub Capital BDC, Inc.
7.05%, 12/05/28 .................. 570 584,709
6.00%, 07/15/29 .................. 665 665,579
6.25%, 06/01/31 .................. 360 354,610
Golub Capital Private Credit Fund
5.45%, 08/15/28 .................. 315 312,670
5.80%, 09/12/29 .................. 505 498,715
5.88%, 05/01/30 .................. 265 259,845
5.60%, 04/15/31
(d)
................. 555 529,630
Hana Securities Co. Ltd., 5.00%, 04/30/28
(e)
. 400 400,095
HAT Holdings I LLC, 3.75%, 09/15/30
(c)(d)
... 895 830,330
Hercules Capital, Inc.
5.35%, 02/10/29
(c)
................. 130 128,366
6.00%, 06/16/30
(c)
................. 280 277,455
6.30%, 07/24/31 .................. 120 118,453
Hightower Holding LLC
(d)
6.75%, 04/15/29 .................. 356 354,876
9.13%, 01/31/30 .................. 430 447,736
Hutchison Whampoa Finance CI Ltd., 7.50%,
08/01/27
(d)
..................... 115 118,147
ING Bank NV
(d)
4.56%, 07/07/29 .................. 480 477,933
4.71%, 07/07/31 .................. 600 592,890
Intercontinental Exchange, Inc.
3.10%, 09/15/27 .................. 901 887,730
4.00%, 09/15/27 .................. 1,713 1,704,768
3.63%, 09/01/28 .................. 550 538,914
3.75%, 09/21/28 .................. 1,097 1,076,623
3.95%, 12/01/28 .................. 550 541,714
4.35%, 06/15/29 .................. 1,743 1,725,044
2.10%, 06/15/30 .................. 1,526 1,378,270
4.20%, 03/15/31 .................. 285 276,207
5.25%, 06/15/31 .................. 825 835,056
1.85%, 09/15/32 .................. 2,242 1,870,490
4.60%, 03/15/33 .................. 1,268 1,226,486
2.65%, 09/15/40 .................. 1,320 926,725
4.25%, 09/21/48 .................. 1,528 1,192,866
3.00%, 06/15/50 .................. 1,322 817,570
4.95%, 06/15/52
(c)
................. 1,538 1,317,917
3.00%, 09/15/60 .................. 1,093 606,828
5.20%, 06/15/62 .................. 898 767,040
Invesco Finance plc, 5.38%, 11/30/43 ..... 490 456,344

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Ittihad International II Ltd., 7.38%, 11/13/30
(e)
. USD 600 $ 600,129
Jane Street Group
(d)
4.50%, 11/15/29 .................. 720 698,852
7.13%, 04/30/31 .................. 1,562 1,612,043
6.13%, 11/01/32 .................. 1,872 1,862,440
6.75%, 05/01/33 .................. 2,427 2,473,643
Jefferies Financial Group, Inc.
5.88%, 07/21/28 .................. 1,460 1,486,479
4.15%, 01/23/30 .................. 1,732 1,662,602
5.13%, 04/28/31 .................. 1,175 1,150,478
2.63%, 10/15/31 .................. 1,085 939,593
2.75%, 10/15/32 .................. 1,120 948,750
6.20%, 04/14/34 .................. 1,665 1,681,222
6.25%, 01/15/36 .................. 1,230 1,235,494
5.50%, 02/15/36 .................. 1,150 1,088,134
6.50%, 01/20/43 .................. 660 646,955
Joy Treasure Assets Holdings, Inc.
(e)
4.30%, 12/04/28 .................. 1,400 1,386,540
4.50%, 03/20/29 .................. 200 198,902
5.75%, 06/06/29 .................. 1,200 1,228,913
3.50%, 09/24/29 .................. 600 577,943
2.75%, 11/17/30 .................. 600 549,358
Khazanah Capital Ltd.
(e)
4.88%, 06/01/33 .................. 800 792,981
4.76%, 09/05/34 .................. 600 584,682
Khazanah Global Sukuk Bhd.
(e)
4.69%, 06/01/28 .................. 800 799,616
4.48%, 09/05/29 .................. 800 793,786
KKR & Co., Inc., 5.10%, 08/07/35 ........ 1,025 975,488
KKR Group Finance Co. II LLC, 5.50%,
02/01/43
(c)(d)
.................... 256 232,141
KKR Group Finance Co. III LLC, 5.13%,
06/01/44
(c)(d)
.................... 1,410 1,221,021
KKR Group Finance Co. VI LLC, 3.75%,
07/01/29
(d)
..................... 1,668 1,606,112
KKR Group Finance Co. VII LLC, 3.63%,
02/25/50
(d)
..................... 605 402,594
KKR Group Finance Co. VIII LLC, 3.50%,
08/25/50
(d)
..................... 930 600,077
KKR Group Finance Co. X LLC, 3.25%,
12/15/51
(d)
..................... 890 538,279
KKR Group Finance Co. XII LLC, 4.85%,
05/17/32
(d)
..................... 971 944,808
Lazard Group LLC
4.50%, 09/19/28 .................. 1,002 995,583
4.38%, 03/11/29 .................. 624 614,885
6.00%, 03/15/31 .................. 380 391,128
5.63%, 08/01/35 .................. 335 330,399
Legg Mason, Inc., 5.63%, 01/15/44 ....... 781 744,713
LPL Holdings, Inc.
4.63%, 11/15/27
(d)
................. 2,023 2,013,034
4.90%, 04/03/28 .................. 175 174,923
6.75%, 11/17/28 .................. 700 725,729
4.00%, 03/15/29
(d)
................. 1,825 1,772,245
5.20%, 03/15/30 .................. 400 399,530
5.15%, 06/15/30 .................. 930 926,344
4.38%, 05/15/31
(d)
................. 1,285 1,222,571
6.00%, 05/20/34 .................. 705 709,791
5.65%, 03/15/35 .................. 630 615,022
5.75%, 06/15/35 .................. 490 481,903
Macquarie Bank Ltd.
(d)
3.92%, 02/03/28 .................. 745 738,388
4.33%, 06/12/28 .................. 290 288,497
4.53%, 03/29/29 .................. 1,355 1,348,234
3.62%, 06/03/30 .................. 895 844,420
Security
Par (000)
Par (000) Value
Capital Markets (continued)
6.80%, 01/18/33 .................. USD 815 $ 862,099
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 3.05%,
03/03/36
(g)
.................... 952 853,694
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 5.64%,
08/13/36
(g)
.................... 400 390,604
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.35%), 5.82%,
06/10/37
(g)
.................... 835 815,756
Macquarie Group Ltd.
(d)(g)
(3-mo. CME Term SOFR + 1.63%), 3.76%,
11/28/28
(c)
.................... 1,575 1,552,717
(3-mo. CME Term SOFR + 1.99%), 4.65%,
03/27/29 ..................... 688 684,806
(3-mo. CME Term SOFR + 2.01%), 5.03%,
01/15/30 ..................... 1,648 1,650,259
(1-day SOFR + 1.44%), 2.69%, 06/23/32 . 1,710 1,522,753
(1-day SOFR + 1.53%), 2.87%, 01/14/33 . 2,930 2,589,119
(1-day SOFR + 2.41%), 4.44%, 06/21/33 . 940 897,201
(1-day SOFR + 2.87%), 5.49%, 11/09/33
(c)
2,325 2,336,976
(1-day SOFR + 2.38%), 5.89%, 06/15/34 . 2,445 2,507,701
(1-day SOFR + 2.30%), 6.26%, 12/07/34 . 2,140 2,232,537
Magellan Capital Holdings plc, (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.23%), 8.38%, 07/08/29
(e)(g)
... 400 404,442
Main Street Capital Corp.
5.40%, 08/15/28 .................. 535 533,707
6.95%, 03/01/29 .................. 260 267,125
Marex UK Holdings Ltd.
5.83%, 05/08/28 .................. 210 211,000
6.40%, 11/04/29 .................. 770 786,281
5.68%, 04/21/31 .................. 670 662,693
MDGH GMTN RSC Ltd.
4.50%, 11/07/28
(e)
................. 800 791,547
3.75%, 04/19/29
(e)
................. 800 771,314
2.88%, 11/07/29
(e)
................. 1,250 1,164,858
2.88%, 05/21/30
(e)
................. 1,200 1,104,253
2.50%, 06/03/31
(e)
................. 800 705,901
3.38%, 03/28/32
(e)
................. 800 722,411
5.50%, 04/28/33
(e)
................. 1,200 1,203,679
4.38%, 11/22/33
(e)
................. 1,200 1,122,936
5.88%, 05/01/34
(e)
................. 800 820,880
5.29%, 06/04/34
(e)
................. 1,200 1,186,598
4.63%, 10/16/35
(e)
................. 600 562,643
6.88%, 11/01/41
(d)
................. 800 875,802
3.70%, 11/07/49
(e)
................. 2,000 1,363,049
3.95%, 05/21/50
(e)
................. 2,400 1,707,836
3.40%, 06/07/51
(e)
................. 1,000 637,757
5.08%, 05/22/53
(e)
................. 800 675,361
Mdgh Sukuk Ltd.
(e)
4.96%, 04/04/34 .................. 1,400 1,372,853
5.00%, 06/04/35 .................. 1,000 980,011
Mirae Asset Securities Co. Ltd.
(e)
5.25%, 03/06/28 .................. 800 801,578
4.38%, 10/14/28 .................. 400 393,933
6.00%, 01/26/29 .................. 400 407,675
4.25%, 03/11/29 .................. 400 391,057
4.38%, 03/11/31 .................. 400 382,004
Moody's Corp.
3.25%, 01/15/28 .................. 787 774,307
4.25%, 02/01/29 .................. 740 732,504
2.00%, 08/19/31
(c)
................. 910 793,625
4.25%, 08/08/32 .................. 565 542,348
5.00%, 08/05/34 .................. 515 503,960

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
2.75%, 08/19/41 .................. USD 950 $ 650,874
5.25%, 07/15/44 .................. 714 647,161
4.88%, 12/17/48 .................. 680 571,357
3.25%, 05/20/50 .................. 635 402,838
3.75%, 02/25/52 .................. 845 584,672
3.10%, 11/29/61 .................. 585 328,189
Morgan Stanley
3.59%, 07/22/28
(g)
................. 3,586 3,547,600
(1-day SOFR + 2.24%), 6.30%, 10/18/28
(g)
1,995 2,031,782
(3-mo. CME Term SOFR + 1.40%), 3.77%,
01/24/29
(g)
.................... 4,900 4,832,314
(1-day SOFR + 1.73%), 5.12%, 02/01/29
(g)
3,800 3,817,005
(1-day SOFR + 1.38%), 4.99%, 04/12/29
(g)
2,690 2,698,860
(1-day SOFR + 1.59%), 5.16%, 04/20/29
(g)
4,135 4,156,802
(SOFR Index + 0.85%), 4.87%, 07/12/29
(g)
1,945 1,944,933
(1-day SOFR + 1.63%), 5.45%, 07/20/29
(g)
2,795 2,825,410
Series I, (1-day SOFR + 0.91%), 4.13%,
10/18/29
(g)
.................... 1,770 1,742,070
(1-day SOFR + 1.83%), 6.41%, 11/01/29
(g)
2,550 2,631,772
(1-day SOFR + 0.80%), 4.24%, 01/09/30
(g)
3,395 3,338,301
(1-day SOFR + 1.45%), 5.17%, 01/16/30
(g)
3,870 3,889,250
(3-mo. CME Term SOFR + 1.89%), 4.43%,
01/23/30
(g)
.................... 3,546 3,507,082
(SOFR Index + 0.96%), 4.56%, 04/10/30
(g)
2,975 2,943,619
(1-day SOFR + 1.26%), 5.66%, 04/18/30
(g)
2,595 2,639,003
(1-day SOFR + 1.22%), 5.04%, 07/19/30
(g)
2,480 2,485,602
(1-day SOFR + 1.10%), 4.65%, 10/18/30
(g)
3,450 3,412,177
(1-day SOFR + 1.11%), 5.23%, 01/15/31
(g)
3,045 3,059,846
(1-day SOFR + 1.14%), 2.70%, 01/22/31
(g)
4,116 3,802,487
(1-day SOFR + 3.12%), 3.62%, 04/01/31
(g)
3,444 3,277,417
(1-day SOFR + 1.51%), 5.19%, 04/17/31
(g)
3,230 3,239,490
Series I, (1-day SOFR + 1.07%), 4.36%,
10/22/31
(g)
.................... 2,820 2,732,270
(1-day SOFR + 0.95%), 4.49%, 01/16/32
(g)
3,935 3,819,875
(1-day SOFR + 1.03%), 1.79%, 02/13/32
(g)
3,248 2,801,257
(1-day SOFR + 1.20%), 4.71%, 03/12/32
(g)
3,815 3,729,569
7.25%, 04/01/32 .................. 1,523 1,692,319
(SOFR Index + 1.18%), 4.81%, 04/16/32
(g)
3,420 3,355,298
(1-day SOFR + 1.02%), 1.93%, 04/28/32
(g)
2,980 2,568,554
(SOFR Index + 1.16%), 5.17%, 07/14/32
(g)
2,695 2,685,001
(1-day SOFR + 1.18%), 2.24%, 07/21/32
(g)
4,460 3,875,099
(1-day SOFR + 1.20%), 2.51%, 10/20/32
(g)
2,608 2,280,714
(1-day SOFR + 1.29%), 2.94%, 01/21/33
(g)
2,813 2,500,754
(1-day SOFR + 2.08%), 4.89%, 07/20/33
(g)
1,960 1,921,721
(1-day SOFR + 2.56%), 6.34%, 10/18/33
(g)
3,285 3,454,440
(1-day SOFR + 1.87%), 5.25%, 04/21/34
(g)
3,795 3,756,868
(1-day SOFR + 1.88%), 5.42%, 07/21/34
(g)
3,250 3,244,662
(1-day SOFR + 2.05%), 6.63%, 11/01/34
(g)
2,525 2,694,184
(1-day SOFR + 1.73%), 5.47%, 01/18/35
(g)
3,255 3,246,433
(1-day SOFR + 1.58%), 5.83%, 04/19/35
(g)
3,665 3,733,256
(1-day SOFR + 1.56%), 5.32%, 07/19/35
(g)
3,820 3,766,610
(1-day SOFR + 1.42%), 5.59%, 01/18/36
(g)
3,585 3,584,159
(1-day SOFR + 1.76%), 5.66%, 04/17/36
(g)
3,690 3,703,825
(1-day SOFR + 1.36%), 2.48%, 09/16/36
(g)
3,278 2,812,120
Series I, (1-day SOFR + 1.31%), 4.89%,
10/22/36
(g)
.................... 3,455 3,273,671
(1-day SOFR + 1.18%), 5.07%, 01/30/37
(g)
4,655 4,448,706
(SOFR Index + 1.41%), 5.30%, 04/10/37
(g)
4,350 4,224,513
(1-day SOFR + 2.62%), 5.30%, 04/20/37
(g)
1,610 1,582,014
(SOFR Index + 1.43%), 5.61%, 07/17/37
(g)
1,180 1,173,187
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.43%), 5.95%,
01/19/38
(g)
.................... 2,215 2,243,214
3.97%, 07/22/38
(g)
................. 3,804 3,246,754
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.80%), 5.94%,
02/07/39
(g)
.................... USD 1,390 $ 1,398,595
(3-mo. CME Term SOFR + 1.69%), 4.46%,
04/22/39
(g)
.................... 1,761 1,569,925
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.17%), 5.31%,
01/18/41
(g)
.................... 1,560 1,477,737
(1-day SOFR + 1.49%), 3.22%, 04/22/42
(g)
3,040 2,235,990
6.38%, 07/24/42 .................. 3,247 3,388,027
4.30%, 01/27/45 .................. 3,815 3,076,411
4.38%, 01/22/47 .................. 3,354 2,681,021
(1-day SOFR + 1.78%), 5.90%, 03/13/47
(g)
4,025 3,898,575
(1-day SOFR + 4.84%), 5.60%, 03/24/51
(g)
3,485 3,247,909
(1-day SOFR + 1.43%), 2.80%, 01/25/52
(g)
3,459 2,028,292
(1-day SOFR + 1.71%), 5.52%, 11/19/55
(g)
5,210 4,770,899
Morgan Stanley Direct Lending Fund
6.15%, 05/17/29 .................. 350 352,051
6.00%, 05/19/30 .................. 330 325,369
6.10%, 07/15/31 .................. 130 126,909
MSCI, Inc.
4.00%, 11/15/29
(d)
................. 1,370 1,321,618
3.63%, 09/01/30
(d)
................. 1,588 1,489,219
3.88%, 02/15/31
(d)
................. 1,090 1,021,923
3.63%, 11/01/31
(d)
................. 1,050 960,707
3.25%, 08/15/33
(d)
................. 1,470 1,274,685
5.25%, 09/01/35 .................. 950 911,472
5.15%, 03/15/36 .................. 635 602,595
MSD Investment Corp.
6.38%, 06/12/29
(d)
................. 175 174,691
6.25%, 05/31/30 .................. 205 201,644
6.13%, 02/05/31
(d)
................. 150 145,302
Nasdaq, Inc.
5.35%, 06/28/28 .................. 1,655 1,674,465
1.65%, 01/15/31 .................. 888 772,372
5.55%, 02/15/34 .................. 1,301 1,315,715
2.50%, 12/21/40 .................. 830 563,858
3.25%, 04/28/50 .................. 850 544,327
3.95%, 03/07/52 .................. 482 343,237
5.95%, 08/15/53 .................. 985 948,886
6.10%, 06/28/63 .................. 595 577,416
Neuberger Berman Group LLC, 4.88%,
04/15/45
(d)
..................... 470 390,122
New Mountain Finance Corp.
6.20%, 10/15/27 .................. 310 310,806
6.88%, 02/01/29
(c)
................. 40 39,969
NH Investment & Securities Co. Ltd.
(e)
4.63%, 07/10/28 .................. 200 198,765
4.75%, 07/10/30 .................. 400 393,832
Nomura Holdings, Inc.
5.84%, 01/18/28 .................. 530 537,761
6.07%, 07/12/28 .................. 450 460,058
2.17%, 07/14/28 .................. 1,240 1,179,531
2.71%, 01/22/29 .................. 1,020 966,849
5.00%, 06/29/29 .................. 925 924,318
5.61%, 07/06/29 .................. 660 670,209
3.10%, 01/16/30 .................. 1,565 1,463,180
4.90%, 07/01/30 .................. 600 593,437
2.68%, 07/16/30 .................. 1,340 1,219,195
2.61%, 07/14/31 .................. 885 781,710
5.17%, 07/14/31 .................. 925 917,804
3.00%, 01/22/32 .................. 880 783,960
6.18%, 01/18/33 .................. 610 634,627
6.09%, 07/12/33 .................. 180 186,619
5.78%, 07/03/34 .................. 1,345 1,364,655

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
5.49%, 06/29/35
(c)
................. USD 400 $ 398,299
5.55%, 07/14/36 .................. 925 907,184
North Haven Private Income Fund LLC
5.13%, 09/25/28
(d)
................. 235 229,115
5.75%, 02/01/30 .................. 180 174,506
Northern Trust Corp.
3.65%, 08/03/28 .................. 576 567,567
3.15%, 05/03/29 .................. 994 956,743
1.95%, 05/01/30 .................. 1,580 1,427,975
4.15%, 11/19/30 .................. 1,300 1,268,130
6.13%, 11/02/32 .................. 760 802,331
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.05%), 5.12%,
11/19/40
(g)
.................... 480 459,017
Nuveen Churchill Direct Lending Corp., 6.65%,
03/15/30 ...................... 25 25,007
Nuveen LLC
(d)
4.00%, 11/01/28 .................. 1,788 1,762,991
5.55%, 01/15/30 .................. 1,695 1,708,184
5.85%, 04/15/34 .................. 1,390 1,408,531
Oaktree Specialty Lending Corp.
(c)
7.10%, 02/15/29 .................. 360 365,240
6.34%, 02/27/30 .................. 175 173,210
Oaktree Strategic Credit Fund
8.40%, 11/14/28 .................. 420 440,495
6.50%, 07/23/29 .................. 415 417,803
6.19%, 07/15/30
(c)
................. 440 436,285
Ontario Teachers' Finance Trust, 1.25%,
09/27/30
(d)
..................... 1,420 1,246,420
Osaic Holdings, Inc.
(d)
6.75%, 08/01/32 .................. 1,103 1,106,743
8.00%, 08/01/33 .................. 813 824,462
Otel Sukuk Ltd., 5.38%, 01/24/31
(e)
....... 600 599,581
Pioneer Reward Ltd., (SOFR Index + 0.57%),
4.22%, 09/25/28
(e)(g)
............... 400 400,358
Prospect Capital Corp., 3.44%, 10/15/28
(c)
... 300 281,035
Raymond James Financial, Inc.
4.65%, 04/01/30 .................. 877 871,877
4.90%, 09/11/35 .................. 675 644,125
4.95%, 07/15/46 .................. 1,177 1,009,476
3.75%, 04/01/51 .................. 1,046 723,803
5.65%, 09/11/55 .................. 870 805,348
Rongshi International Finance Ltd., 3.75%,
05/21/29
(e)
..................... 200 194,394
S&P Global, Inc.
4.75%, 08/01/28 .................. 1,075 1,078,433
2.95%, 03/01/29 .................. 1,425 1,364,527
4.25%, 05/01/29 .................. 1,243 1,227,359
2.50%, 12/01/29 .................. 810 753,460
1.25%, 08/15/30
(c)
................. 761 660,512
4.25%, 01/15/31
(d)
................. 765 742,493
2.90%, 03/01/32 .................. 505 453,498
5.25%, 09/15/33 .................. 905 910,766
4.80%, 12/04/35
(d)
................. 690 658,440
3.25%, 12/01/49 .................. 1,344 876,929
3.70%, 03/01/52 .................. 1,495 1,049,498
2.30%, 08/15/60 .................. 1,668 769,342
3.90%, 03/01/62 .................. 540 369,110
Sixth Street Lending Partners
6.50%, 03/11/29 .................. 720 731,152
5.75%, 01/15/30 .................. 725 716,814
6.13%, 07/15/30 .................. 210 209,724
Sixth Street Specialty Lending, Inc.
6.95%, 08/14/28 .................. 770 789,619
6.13%, 03/01/29 .................. 170 171,293
Security
Par (000)
Par (000) Value
Capital Markets (continued)
5.63%, 08/15/30 .................. USD 235 $ 231,633
5.65%, 08/15/31 .................. 260 253,708
SMIC SG Holdings Pte. Ltd., 5.38%, 07/24/29
(e)
600 601,660
State Street Bank & Trust Co.
4.70%, 07/23/29 .................. 515 516,801
4.78%, 11/23/29 .................. 790 792,746
State Street Corp.
4.33%, 10/22/27 .................. 1,060 1,059,150
4.54%, 02/28/28 .................. 1,020 1,021,972
(1-day SOFR + 1.72%), 5.82%, 11/04/28
(g)
845 857,831
(1-day SOFR + 1.02%), 4.53%, 02/20/29
(g)
2,405 2,402,975
(1-day SOFR + 1.48%), 5.68%, 11/21/29
(g)
1,865 1,905,144
(3-mo. CME Term SOFR + 1.29%), 4.14%,
12/03/29
(g)
.................... 305 301,285
2.40%, 01/24/30 .................. 1,598 1,484,177
4.73%, 02/28/30 .................. 1,075 1,074,276
4.83%, 04/24/30 .................. 1,520 1,522,441
2.20%, 03/03/31 .................. 1,475 1,304,093
(1-day SOFR + 2.65%), 3.15%, 03/30/31
(g)
1,583 1,492,456
(1-day SOFR + 0.91%), 4.56%, 04/23/32
(g)
1,515 1,484,388
(1-day SOFR + 1.05%), 4.68%, 10/22/32
(g)
1,420 1,396,297
(1-day SOFR + 1.00%), 2.62%, 02/07/33
(g)
1,000 882,973
(1-day SOFR + 1.61%), 4.42%, 05/13/33
(g)
860 831,932
(1-day SOFR + 1.73%), 4.16%, 08/04/33
(g)
1,012 960,558
(1-day SOFR + 1.57%), 4.82%, 01/26/34
(g)
1,115 1,090,949
(1-day SOFR + 1.89%), 5.16%, 05/18/34
(g)
1,030 1,024,796
(1-day SOFR + 1.49%), 3.03%, 11/01/34
(g)
843 787,521
(1-day SOFR + 1.96%), 6.12%, 11/21/34
(g)
880 914,437
(1-day SOFR + 1.22%), 5.15%, 02/28/36
(g)
935 918,570
(1-day SOFR + 1.22%), 4.78%, 10/23/36
(g)
1,405 1,336,238
(1-day SOFR + 1.20%), 5.09%, 04/24/37
(g)
2,280 2,210,271
Stifel Financial Corp., 4.00%, 05/15/30 ..... 550 528,488
Stonex Escrow Issuer LLC, 6.88%, 07/15/32
(d)
630 639,104
StoneX Group, Inc., 7.88%, 03/01/31
(d)
..... 540 562,426
Suci Second Investment Co.
(e)
4.38%, 09/10/27 .................. 1,400 1,393,732
6.00%, 10/25/28 .................. 3,100 3,160,410
5.17%, 03/05/31 .................. 2,400 2,378,930
4.88%, 05/08/32 .................. 1,200 1,172,254
6.25%, 10/25/33 .................. 1,600 1,680,880
5.13%, 01/28/36 .................. 2,400 2,331,547
SURA Asset Management SA, 6.35%,
05/13/32
(c)(e)
.................... 600 623,016
T Rowe Price Oha Select Private Credit Fund,
6.50%, 07/02/31
(c)(d)
............... 210 207,039
Temasek Financial I Ltd.
(d)
3.63%, 08/01/28
(c)
................. 1,750 1,723,954
1.00%, 10/06/30 .................. 750 650,470
1.63%, 08/02/31 .................. 1,000 869,139
5.38%, 11/23/39 .................. 750 776,993
2.38%, 08/02/41 .................. 1,000 708,958
3.38%, 07/23/42 .................. 500 401,808
2.25%, 04/06/51 .................. 1,350 764,286
2.75%, 08/02/61
(c)
................. 1,350 785,189
2.50%, 10/06/70
(c)
................. 1,250 637,744
TFI Overseas Investment Ltd., 5.10%,
05/21/28
(e)
..................... 400 399,960
Tianfeng Securities Co. Ltd., 5.20%, 02/12/28
(e)
400 400,477
TPG Operating Group II LP
4.88%, 05/15/31 .................. 445 434,990
5.88%, 03/05/34 .................. 755 758,325
5.38%, 01/15/36 .................. 495 476,316
Trinity Capital, Inc., 7.00%, 05/21/31 ...... 50 50,208
TVF Varlik Kiralama A/S, 6.95%, 01/23/30
(e)
.. 1,000 1,000,206

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
UBS AG
5.65%, 09/11/28 .................. USD 1,680 $ 1,715,858
(1-day SOFR + 0.81%), 4.30%, 03/16/29
(g)
4,260 4,235,864
(1-day SOFR + 0.74%), 4.68%, 11/29/30
(g)
3,265 3,241,390
(1-day SOFR + 1.11%), 4.63%, 02/16/32
(g)
1,250 1,228,464
4.50%, 06/26/48 .................. 597 491,195
UBS Americas, Inc., 7.13%, 07/15/32 ...... 1,864 2,049,605
UBS Group AG
4.28%, 01/09/28
(d)
................. 1,975 1,963,646
4.25%, 03/23/28
(d)
................. 2,910 2,890,694
(1-day SOFR + 3.70%), 6.44%, 08/11/28
(d)(g)
2,450 2,493,697
3.87%, 01/12/29
(d)(g)
................ 4,182 4,135,837
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.80%), 6.25%,
09/22/29
(d)(g)
................... 1,910 1,964,000
(1-day SOFR + 0.84%), 4.15%, 12/23/29
(d)(g)
1,675 1,648,425
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.52%), 5.43%,
02/08/30
(d)(g)
................... 2,135 2,156,617
(1-day SOFR + 0.84%), 4.21%, 04/10/30
(d)(g)
1,400 1,372,962
3.13%, 08/13/30
(d)(g)
................ 2,115 2,000,330
(10-Year USD SOFR ICE Swap Rate +
1.34%), 5.62%, 09/13/30
(d)(g)
........ 830 843,625
(1-day SOFR + 3.73%), 4.19%, 04/01/31
(d)(g)
4,075 3,950,636
(1-day SOFR + 1.06%), 4.40%, 09/23/31
(d)(g)
870 843,554
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.00%), 2.10%,
02/11/32
(d)(g)
................... 1,425 1,245,587
(1-day SOFR + 1.73%), 3.09%, 05/14/32
(d)(g)
3,100 2,814,954
(1-day SOFR + 1.05%), 4.59%, 08/10/32
(d)(g)
1,400 1,358,062
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 2.75%,
02/11/33
(d)(g)
................... 2,495 2,187,818
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.40%), 4.99%,
08/05/33
(d)(g)
................... 1,310 1,286,221
(1-day SOFR + 3.92%), 6.54%, 08/12/33
(d)(g)
2,515 2,658,938
(1-day SOFR + 1.29%), 4.84%, 11/06/33
(d)(g)
1,490 1,444,402
(1-day SOFR + 5.02%), 9.02%, 11/15/33
(d)(g)
990 1,181,899
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.20%), 5.96%,
01/12/34
(d)(g)
................... 2,210 2,264,283
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 6.30%,
09/22/34
(d)(g)
................... 2,535 2,646,021
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.77%), 5.70%,
02/08/35
(d)(g)
................... 2,220 2,239,546
(1-day SOFR + 1.76%), 5.58%, 05/09/36
(d)(g)
2,705 2,694,629
(1-day SOFR + 1.34%), 5.01%, 03/23/37
(d)(g)
1,650 1,568,195
(1-day SOFR + 1.34%), 5.20%, 08/10/37
(d)(g)
2,570 2,472,060
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 3.18%,
02/11/43
(d)(g)
................... 1,878 1,349,257
4.88%, 05/15/45 .................. 2,050 1,778,244
(10-Year USD SOFR ICE Swap Rate +
1.86%), 5.38%, 09/06/45
(d)(g)
........ 1,100 1,008,166
(1-day SOFR + 1.49%), 5.53%, 05/06/47
(d)(g)
1,625 1,506,018
USAA Capital Corp.
(d)
4.38%, 06/01/28 .................. 165 164,402
2.13%, 05/01/30 .................. 325 294,692
VFH Parent LLC, 7.50%, 06/15/31
(d)
...... 565 586,188
Voya Global Funding, 4.60%, 11/24/30
(d)
.... 520 508,815
Western & Southern Financial Group, Inc.,
5.75%, 07/15/33
(d)
................ 670 684,557
Security
Par (000)
Par (000) Value
Capital Markets (continued)
XP, Inc., 6.75%, 07/02/29
(c)(e)
........... USD 600 $ 608,310
Zhuji Development Ltd., 5.55%, 08/20/27
(e)
.. 400 402,698
956,889,072
Chemicals — 0.5%
Air Liquide Finance SA
(d)
2.25%, 09/10/29 .................. 1,000 933,953
3.50%, 09/27/46 .................. 875 634,286
Air Products & Chemicals, Inc.
4.30%, 06/11/28 .................. 515 513,133
4.60%, 02/08/29 .................. 1,140 1,139,266
2.05%, 05/15/30 .................. 1,715 1,553,907
4.75%, 02/08/31 .................. 750 749,538
4.90%, 10/11/32 .................. 350 349,356
4.80%, 03/03/33 .................. 1,110 1,100,966
4.85%, 02/08/34 .................. 1,085 1,065,539
2.70%, 05/15/40 .................. 903 650,239
2.80%, 05/15/50 .................. 1,282 785,070
Albemarle Corp., 5.05%, 06/01/32 ........ 262 258,971
Alpek SAB de CV
(e)
4.25%, 09/18/29
(c)
................. 600 563,617
3.25%, 02/25/31 .................. 600 520,517
Ashland, Inc.
3.38%, 09/01/31
(d)
................. 535 487,073
6.88%, 05/15/43 .................. 285 289,680
Avient Corp.
(d)
7.13%, 08/01/30 .................. 850 863,377
6.25%, 11/01/31 .................. 700 705,655
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31
(d)
................ 580 601,624
Axalta Coating Systems LLC
(d)
4.75%, 06/15/27 .................. 477 476,273
3.38%, 02/15/29 .................. 745 708,905
Bayport Polymers LLC, 5.14%, 04/14/32
(d)
... 70 68,370
Bond US Bidco 1, Inc., 7.13%, 06/15/33
(d)
... 1,670 1,680,559
Braskem America Finance Co., 7.13%,
07/22/41
(e)
..................... 600 354,806
Braskem Netherlands Finance BV
(e)
4.50%, 01/10/28 .................. 1,200 673,172
4.50%, 01/31/30 .................. 1,400 762,422
8.50%, 01/12/31
(c)
................. 800 458,117
7.25%, 02/13/33 .................. 1,000 542,653
8.00%, 10/15/34 .................. 800 435,531
5.88%, 01/31/50 .................. 800 352,576
Cabot Corp.
4.00%, 07/01/29 .................. 695 677,711
5.00%, 06/30/32 .................. 525 520,097
Celanese US Holdings LLC
7.35%, 11/15/28 .................. 864 897,000
7.33%, 07/15/29 .................. 795 826,494
6.50%, 04/15/30 .................. 830 841,217
7.55%, 11/15/30 .................. 1,175 1,240,029
7.00%, 02/15/31 .................. 658 675,870
7.38%, 07/15/32 .................. 1,260 1,317,872
6.75%, 04/15/33 .................. 1,365 1,392,697
7.70%, 11/15/33 .................. 1,750 1,857,549
7.38%, 02/15/34
(c)
................. 880 905,372
Cerdia Finanz GmbH, 9.38%, 10/03/31
(d)
... 1,090 969,226
CF Industries, Inc.
5.15%, 03/15/34 .................. 980 959,272
5.30%, 11/26/35 .................. 905 885,161
4.95%, 06/01/43 .................. 1,016 887,780
5.38%, 03/15/44 .................. 955 872,180
Chemours Co. (The)
(d)
5.75%, 11/15/28 .................. 622 618,992

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
4.63%, 11/15/29 .................. USD 767 $ 724,501
8.00%, 01/15/33 .................. 805 793,395
7.88%, 03/15/34 .................. 805 783,300
Chevron Phillips Chemical Co. LLC
(d)
3.70%, 06/01/28 .................. 705 692,529
4.75%, 05/15/30 .................. 460 455,993
CNAC HK Finbridge Co. Ltd.
(e)
5.13%, 03/14/28 .................. 2,150 2,163,939
3.88%, 06/19/29 .................. 1,800 1,757,368
3.00%, 09/22/30 .................. 1,000 929,204
Consolidated Energy Finance SA
(d)
5.63%, 10/15/28 .................. 600 579,418
12.00%, 02/15/31
(c)
................ 680 709,478
CVR Partners LP, 6.13%, 06/15/28
(d)
...... 520 519,097
Dow Chemical Co. (The)
4.80%, 11/30/28 .................. 1,110 1,109,383
7.38%, 11/01/29 .................. 925 994,192
2.10%, 11/15/30 .................. 820 721,218
4.80%, 01/15/31 .................. 1,010 992,086
6.30%, 03/15/33
(c)
................. 720 750,123
5.15%, 02/15/34 .................. 740 717,552
4.25%, 10/01/34 .................. 622 558,598
5.35%, 03/15/35
(c)
................. 335 326,278
5.65%, 03/15/36
(c)
................. 670 658,447
9.40%, 05/15/39 .................. 531 682,297
5.25%, 11/15/41 .................. 868 769,323
4.38%, 11/15/42 .................. 1,493 1,179,721
4.63%, 10/01/44 .................. 591 468,325
5.55%, 11/30/48 .................. 1,015 873,586
4.80%, 05/15/49 .................. 874 674,922
3.60%, 11/15/50 .................. 1,396 898,270
6.90%, 05/15/53
(c)
................. 1,010 1,030,435
5.60%, 02/15/54 .................. 1,045 896,974
5.95%, 03/15/55
(c)
................. 645 582,583
Eastman Chemical Co.
4.50%, 12/01/28 .................. 852 845,628
5.00%, 08/01/29 .................. 1,165 1,166,796
4.50%, 02/20/31 .................. 520 505,271
5.75%, 03/08/33 .................. 450 457,746
5.63%, 02/20/34 .................. 640 641,249
4.80%, 09/01/42 .................. 770 662,245
4.65%, 10/15/44 .................. 1,084 893,235
Ecolab, Inc.
3.25%, 12/01/27 .................. 469 462,063
5.25%, 01/15/28 .................. 786 793,767
4.30%, 06/15/28 .................. 815 811,997
4.60%, 06/15/29 .................. 2,550 2,542,913
4.80%, 03/24/30 .................. 915 914,331
1.30%, 01/30/31 .................. 718 615,219
4.80%, 06/15/31 .................. 1,465 1,458,021
2.13%, 02/01/32 .................. 855 740,161
5.15%, 06/15/33 .................. 1,810 1,807,261
5.00%, 09/01/35 .................. 515 504,525
5.35%, 06/15/36 .................. 1,640 1,635,778
5.50%, 12/08/41 .................. 780 767,351
3.95%, 12/01/47 .................. 650 495,443
2.13%, 08/15/50 .................. 615 315,282
2.70%, 12/15/51 .................. 1,098 635,502
2.75%, 08/18/55 .................. 839 470,759
EIDP, Inc.
2.30%, 07/15/30 .................. 1,392 1,274,079
5.13%, 05/15/32 .................. 660 660,436
4.80%, 05/15/33 .................. 525 509,574
Element Solutions, Inc., 3.88%, 09/01/28
(d)
.. 835 822,675
Equate Sukuk Spc Ltd., 5.00%, 09/05/31
(e)
.. 800 785,604
Security
Par (000)
Par (000) Value
Chemicals (continued)
FMC Corp.
3.45%, 10/01/29 .................. USD 631 $ 581,319
8.00%, 06/01/31
(d)
................. 150 154,958
5.65%, 05/18/33
(c)
................. 545 487,061
4.50%, 10/01/49 .................. 550 354,893
6.38%, 05/18/53
(c)
................. 563 438,403
GC Treasury Center Co. Ltd.
(e)
2.98%, 03/18/31 .................. 1,000 894,873
4.40%, 03/30/32 .................. 200 188,230
HB Fuller Co., 4.25%, 10/15/28 ......... 350 342,202
Herens Holdco SARL, 4.75%, 05/15/28
(d)
... 365 326,271
Huntsman International LLC
4.50%, 05/01/29 .................. 919 887,012
2.95%, 06/15/31 .................. 418 372,230
5.70%, 10/15/34
(c)
................. 400 375,076
ICL Group Ltd.
(d)(e)
6.04%, 06/16/36 .................. 800 789,258
6.38%, 05/31/38 .................. 903 911,443
INEOS Finance plc
(d)
6.75%, 05/15/28 .................. 525 523,951
7.50%, 04/15/29 .................. 920 905,340
INEOS Quattro Finance 2 plc, 9.63%,
03/15/29
(d)
..................... 425 377,265
Ingevity Corp., 3.88%, 11/01/28
(d)
........ 555 535,291
Innophos Holdings, Inc., 11.50%, 06/15/29
(d)
. 483 454,649
International Flavors & Fragrances, Inc.
1.83%, 10/15/27
(d)
................. 805 778,965
4.45%, 09/26/28 .................. 1,220 1,213,189
2.30%, 11/01/30
(d)
................. 1,465 1,309,873
3.27%, 11/15/40
(d)
................. 265 195,433
4.38%, 06/01/47 .................. 566 444,623
5.00%, 09/26/48 .................. 1,035 874,310
3.47%, 12/01/50
(c)(d)
................ 795 524,228
LG Chem Ltd.
(e)
3.63%, 04/15/29 .................. 400 384,200
2.38%, 07/07/31
(c)
................. 600 522,385
Linde, Inc.
1.10%, 08/10/30 .................. 895 778,842
3.55%, 11/07/42 .................. 701 536,221
2.00%, 08/10/50 .................. 955 482,946
LSB Industries, Inc., 6.25%, 10/15/28
(d)
.... 485 483,719
Lubrizol Corp. (The), 6.50%, 10/01/34 ..... 230 250,500
LYB International Finance BV
5.25%, 07/15/43 .................. 877 751,624
4.88%, 03/15/44 .................. 1,124 914,998
LYB International Finance III LLC
2.25%, 10/01/30 .................. 730 650,212
5.13%, 01/15/31 .................. 590 585,500
5.63%, 05/15/33 .................. 915 913,499
5.50%, 03/01/34 .................. 920 904,038
6.15%, 05/15/35 .................. 505 512,619
5.88%, 01/15/36
(c)
................. 1,115 1,107,079
3.38%, 10/01/40 .................. 895 644,626
4.20%, 10/15/49 .................. 1,480 1,040,119
4.20%, 05/01/50 .................. 1,134 797,349
3.63%, 04/01/51 .................. 1,196 765,317
3.80%, 10/01/60 .................. 695 423,074
LyondellBasell Industries NV, 4.63%, 02/26/55
(c)
1,185 872,339
Ma'aden Sukuk Ltd.
(e)
5.25%, 02/13/30 .................. 800 796,242
5.50%, 02/13/35 .................. 1,000 993,816
5.25%, 01/29/36 .................. 1,200 1,156,334
Mativ Holdings, Inc., 8.00%, 10/01/29
(d)
.... 415 410,844
Maxam Prill SARL, 7.75%, 07/15/30
(d)
..... 607 622,606
MEGlobal BV, 2.63%, 04/28/28
(e)
........ 800 756,286

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
MEGlobal Canada ULC, 5.88%, 05/18/30
(e)
.. USD 800 $ 805,257
Methanex Corp.
5.13%, 10/15/27 .................. 680 680,632
5.25%, 12/15/29 .................. 1,116 1,106,349
5.65%, 12/01/44 .................. 350 306,550
Methanex US Operations, Inc., 6.25%,
03/15/32
(d)
..................... 585 591,789
Minerals Technologies, Inc., 5.00%, 07/01/28
(d)
440 434,050
Momentive Performance Materials, Inc., 4.13%,
10/22/28
(e)
..................... 800 789,285
Mosaic Co. (The)
4.05%, 11/15/27 .................. 740 734,097
5.38%, 11/15/28 .................. 630 636,388
4.35%, 01/15/29 .................. 325 321,219
4.60%, 11/15/30 .................. 430 421,965
5.45%, 11/15/33 .................. 564 560,905
4.88%, 11/15/41 .................. 710 618,418
5.63%, 11/15/43 .................. 540 496,047
NewMarket Corp., 2.70%, 03/18/31 ....... 455 408,980
Nufarm Australia Ltd., 5.00%, 01/27/30
(d)
.... 355 337,578
Nutrien Ltd.
4.90%, 03/27/28 .................. 690 692,230
4.20%, 04/01/29 .................. 743 732,153
2.95%, 05/13/30 .................. 576 536,681
4.85%, 05/29/31 .................. 915 907,154
5.25%, 03/12/32 .................. 710 713,698
5.40%, 06/21/34 .................. 435 435,267
4.13%, 03/15/35 .................. 589 532,479
5.35%, 05/29/36 .................. 1,000 977,314
5.88%, 12/01/36 .................. 920 931,290
5.63%, 12/01/40 .................. 325 315,611
6.13%, 01/15/41 .................. 360 367,202
4.90%, 06/01/43 .................. 414 359,194
5.25%, 01/15/45 .................. 813 731,025
5.00%, 04/01/49 .................. 826 704,875
3.95%, 05/13/50 .................. 790 570,581
5.80%, 03/27/53 .................. 870 825,838
Olin Corp.
5.63%, 08/01/29 .................. 810 801,693
5.00%, 02/01/30 .................. 559 538,738
6.63%, 04/01/33
(d)
................. 665 650,882
Olympus Water US Holding Corp.
(d)
4.25%, 10/01/28 .................. 845 816,154
6.25%, 10/01/29 .................. 420 414,401
7.25%, 06/15/31 .................. 1,060 1,072,554
6.75%, 08/01/32 .................. 1,310 1,275,512
Series 144*, 7.25%, 02/15/33 ......... 2,005 1,963,819
Orbia Advance Corp. SAB de CV
(e)
6.80%, 05/13/30 .................. 800 802,019
2.88%, 05/11/31 .................. 600 499,716
5.88%, 09/17/44 .................. 800 642,057
5.50%, 01/15/48 .................. 600 448,549
Perimeter Holdings LLC, 6.25%, 01/15/34
(d)
.. 625 614,445
PPG Industries, Inc.
3.75%, 03/15/28 .................. 666 657,183
2.80%, 08/15/29 .................. 440 415,288
2.55%, 06/15/30 .................. 460 422,644
4.38%, 03/15/31 .................. 715 696,542
Rain Carbon, Inc., 12.25%, 09/01/29
(d)
..... 490 521,512
Rohm & Haas Co., 7.85%, 07/15/29 ...... 100 108,155
RPM International, Inc.
4.55%, 03/01/29 .................. 820 813,944
2.95%, 01/15/32 .................. 510 454,933
5.25%, 06/01/45 .................. 435 388,051
4.25%, 01/15/48 .................. 455 350,628
Security
Par (000)
Par (000) Value
Chemicals (continued)
SABIC Capital I BV
(e)
2.15%, 09/14/30 .................. USD 400 $ 355,702
3.00%, 09/14/50 .................. 600 368,892
SABIC Capital II BV, 4.50%, 10/10/28
(e)
.... 1,400 1,380,475
Sasol Financing USA LLC
8.75%, 05/03/29
(e)
................. 1,000 1,047,032
5.50%, 03/18/31 .................. 800 748,293
8.75%, 04/10/33
(e)
................. 800 832,963
SCIH Salt Holdings, Inc.
(d)
4.88%, 05/01/28 .................. 1,134 1,133,775
6.63%, 05/01/29 .................. 690 689,920
6.63%, 08/15/31 .................. 1,000 999,200
8.00%, 08/15/32 .................. 585 581,777
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/29
(c)
................. 440 430,849
4.00%, 04/01/31 .................. 600 557,448
4.38%, 02/01/32 .................. 455 421,504
Sherwin-Williams Co. (The)
4.55%, 03/01/28 .................. 605 604,156
4.30%, 08/15/28 .................. 745 739,495
2.95%, 08/15/29 .................. 1,054 999,228
2.30%, 05/15/30 .................. 580 527,457
4.50%, 08/15/30 .................. 545 536,416
4.80%, 09/01/31 .................. 435 430,872
2.20%, 03/15/32 .................. 800 691,398
5.15%, 08/15/35 .................. 535 525,833
4.00%, 12/15/42 .................. 265 208,698
4.55%, 08/01/45 .................. 450 372,161
4.50%, 06/01/47 .................. 1,544 1,252,273
3.80%, 08/15/49 .................. 800 575,037
3.30%, 05/15/50 .................. 565 365,279
2.90%, 03/15/52 .................. 750 439,322
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(d)
..................... 760 742,219
SNF Group SACA
(d)
3.38%, 03/15/30 .................. 395 365,664
5.63%, 03/31/31 .................. 400 400,704
Sociedad Quimica y Minera de Chile SA
(e)
4.25%, 05/07/29 .................. 600 591,523
6.50%, 11/07/33 .................. 1,000 1,047,315
5.50%, 09/10/34 .................. 1,000 984,758
4.25%, 01/22/50 .................. 600 454,337
3.50%, 09/10/51
(c)
................. 800 522,036
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.92%), 5.63%,
04/22/56
(c)(g)
................... 400 388,014
Solstice Advanced Materials, Inc., 5.63%,
09/30/33
(d)
..................... 1,150 1,125,836
Stonepeak Motion Holdco Ltd., 6.13%,
07/15/33
(d)
..................... 675 671,321
Syensqo Finance America LLC
(d)
5.65%, 06/04/29 .................. 635 646,168
5.85%, 06/04/34 .................. 510 513,275
Syngenta Finance NV, 5.18%, 04/24/28
(d)
... 690 692,340
Tronox, Inc.
(d)
4.63%, 03/15/29 .................. 1,065 657,706
9.13%, 09/30/30
(c)
................. 500 499,418
UPL Corp. Ltd., 4.63%, 06/16/30
(e)
....... 600 554,131
Westlake Corp.
3.38%, 06/15/30 .................. 535 504,577
5.55%, 11/15/35
(c)
................. 565 548,582
2.88%, 08/15/41 .................. 480 321,285
5.00%, 08/15/46 .................. 908 753,609
4.38%, 11/15/47 .................. 630 466,864
3.13%, 08/15/51 .................. 760 444,221

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
6.38%, 11/15/55 .................. USD 715 $ 676,666
3.38%, 08/15/61 .................. 435 244,258
WR Grace Holdings LLC
(d)
5.63%, 08/15/29 .................. 1,379 1,266,325
7.38%, 03/01/31 .................. 440 436,908
6.63%, 08/15/32 .................. 850 809,248
7.00%, 08/01/33 .................. 600 575,550
Yara International ASA
4.75%, 06/01/28
(d)
................. 1,235 1,233,052
3.15%, 06/04/30
(d)
................. 815 758,189
7.38%, 11/14/32
(e)
................. 655 712,503
193,484,373
Commercial Services & Supplies — 0.2%
ACCO Brands Corp., 4.25%, 03/15/29
(c)(d)
... 605 569,798
ADT Security Corp. (The)
(d)
4.13%, 08/01/29 .................. 1,175 1,126,616
4.88%, 07/15/32 .................. 1,120 1,047,683
5.88%, 10/15/33 .................. 1,370 1,331,512
Allied Universal Holdco LLC
(d)
4.63%, 06/01/28 .................. 2,452 2,416,686
6.00%, 06/01/29
(c)
................. 975 967,270
6.88%, 06/15/30 .................. 1,235 1,261,595
7.88%, 02/15/31 .................. 2,905 3,018,647
APi Group DE, Inc.
(d)
4.13%, 07/15/29
(c)
................. 393 377,528
4.75%, 10/15/29 .................. 355 346,821
5.75%, 06/01/34 .................. 615 601,873
Aramark Services, Inc., 5.00%, 02/01/28
(d)
... 1,353 1,348,766
Bidvest Group UK plc (The), 6.20%, 09/17/32
(e)
600 604,512
Brink's Co. (The)
(d)
4.63%, 10/15/27 .................. 614 610,105
6.50%, 06/15/29 .................. 445 453,261
6.75%, 06/15/32 .................. 460 468,541
California Endowment (The), Series 2021,
2.50%, 04/01/51 ................. 540 306,880
Cimpress plc, 7.38%, 09/15/32
(d)
......... 570 570,250
Cintas Corp. No. 2
4.20%, 05/01/28 .................. 375 372,667
4.00%, 05/01/32 .................. 355 338,849
Clean Harbors, Inc.
(d)
5.13%, 07/15/29 .................. 300 296,536
6.38%, 02/01/31 .................. 640 647,050
5.75%, 10/15/33 .................. 882 876,855
CoreCivic, Inc.
4.75%, 10/15/27 .................. 295 295,376
8.25%, 04/15/29 .................. 510 529,476
Deluxe Corp.
(d)
8.00%, 06/01/29 .................. 570 574,781
8.13%, 09/15/29 .................. 510 528,315
Element Fleet Management Corp.
(d)
6.32%, 12/04/28 .................. 900 927,737
4.80%, 05/29/29 .................. 1,440 1,430,704
5.04%, 03/25/30 .................. 550 548,144
4.64%, 11/24/30 .................. 525 513,593
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50 ......... 1,115 633,913
Series 2020, 2.82%, 06/01/70 ......... 905 480,796
Garda World Security Corp.
(d)
7.75%, 02/15/28 .................. 605 613,584
6.00%, 06/01/29 .................. 520 511,936
6.50%, 01/15/31 .................. 930 940,851
8.25%, 08/01/32 .................. 805 816,470
8.38%, 11/15/32 .................. 1,105 1,122,402
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
GEO Group, Inc. (The)
8.63%, 04/15/29 .................. USD 675 $ 703,968
10.25%, 04/15/31 ................. 651 702,313
GFL Environmental Holdings US, Inc.
(d)
5.63%, 07/01/31 .................. 895 869,120
5.50%, 02/01/34 .................. 1,285 1,188,692
GFL Environmental, Inc.
(d)
4.00%, 08/01/28 .................. 790 770,517
3.50%, 09/01/28 .................. 1,025 997,123
4.75%, 06/15/29 .................. 795 774,751
4.38%, 08/15/29 .................. 625 601,241
6.75%, 01/15/31 .................. 1,575 1,595,001
HNI Corp., 5.13%, 01/18/29
(d)
.......... 471 464,388
J Paul Getty Trust (The), 4.91%, 04/01/35 ... 475 468,354
Luna 1.5 SARL, 12.00%, (12.00% Cash or
12.75% PIK), 07/01/32
(d)(f)
........... 745 794,614
Madison IAQ LLC
(d)
4.13%, 06/30/28 .................. 760 744,349
5.88%, 06/30/29 .................. 1,235 1,235,321
Nature Conservancy (The), Series A, 3.96%,
03/01/52 ...................... 400 302,517
NongHyup Bank
(e)
4.88%, 07/03/28 .................. 600 602,698
4.75%, 07/22/29
(c)
................. 400 400,409
4.38%, 07/21/30 .................. 400 395,197
Pitney Bowes, Inc., 7.25%, 03/15/29
(d)
..... 590 595,036
Prime Security Services Borrower LLC, 3.38%,
08/31/27
(d)
..................... 1,050 1,030,955
Raven Acquisition Holdings LLC, 6.88%,
11/15/31
(d)
..................... 1,585 1,542,039
RELX Capital, Inc.
4.00%, 03/18/29 .................. 1,393 1,366,671
4.75%, 03/27/30 .................. 840 834,900
3.00%, 05/22/30 .................. 1,129 1,053,329
4.75%, 05/20/32 .................. 190 187,002
5.25%, 03/27/35 .................. 445 439,790
Republic Services, Inc.
3.38%, 11/15/27 .................. 813 802,240
3.95%, 05/15/28 .................. 1,025 1,015,128
4.88%, 04/01/29 .................. 1,120 1,124,769
5.00%, 11/15/29 .................. 515 519,446
2.30%, 03/01/30 .................. 869 797,426
4.75%, 07/15/30 .................. 450 449,068
1.45%, 02/15/31 .................. 1,035 891,571
4.75%, 07/15/31 .................. 745 739,869
1.75%, 02/15/32 .................. 990 838,397
2.38%, 03/15/33 .................. 685 584,954
5.00%, 12/15/33 .................. 750 745,232
5.00%, 04/01/34 .................. 865 854,644
5.20%, 11/15/34 .................. 610 608,172
5.15%, 03/15/35 .................. 315 313,771
5.00%, 07/15/36 .................. 775 753,590
6.20%, 03/01/40 .................. 355 375,245
5.70%, 05/15/41 .................. 678 682,011
3.05%, 03/01/50 .................. 673 429,338
Reworld Holding Corp., 4.88%, 12/01/29
(d)
... 885 841,002
Rockefeller Foundation (The), Series 2020,
2.49%, 10/01/50 ................. 1,049 605,981
Rollins, Inc., 5.25%, 02/24/35 .......... 310 302,814
RR Donnelley & Sons Co.
(d)
9.50%, 08/01/29 .................. 1,060 1,099,262
10.88%, 08/01/29 ................. 510 520,208
11.00%, (11.00% Cash or 11.00% PIK),
06/01/31
(f)
.................... 2,400 2,267,010

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
RRD Parent, Inc., 10.00%, (10.00% Cash or
10.00% PIK), 10/15/31
(c)(d)(f)
.......... USD 454 $ 792,706
Sabre Financial Borrower LLC, 11.13%,
06/15/29
(d)
..................... 1,030 1,083,922
Veralto Corp.
5.35%, 09/18/28 .................. 955 965,657
4.85%, 01/15/32 .................. 645 637,264
5.45%, 09/18/33 .................. 780 786,064
Veritiv Operating Co., 10.50%, 11/30/30
(d)
... 1,240 1,272,762
VM Consolidated, Inc., 5.50%, 04/15/29
(d)
... 379 354,399
Waste Connections, Inc.
4.25%, 12/01/28 .................. 545 540,203
3.50%, 05/01/29 .................. 1,267 1,228,657
2.60%, 02/01/30 .................. 1,132 1,053,826
2.20%, 01/15/32 .................. 800 695,049
3.20%, 06/01/32 .................. 595 541,595
4.20%, 01/15/33 .................. 975 925,394
5.00%, 03/01/34 .................. 780 768,097
5.25%, 09/01/35 .................. 620 616,751
4.80%, 07/15/36 .................. 475 454,123
3.05%, 04/01/50 .................. 765 485,178
2.95%, 01/15/52 .................. 1,020 621,821
Waste Management, Inc.
3.15%, 11/15/27 .................. 967 951,746
1.15%, 03/15/28 .................. 723 686,104
4.50%, 03/15/28 .................. 1,280 1,280,411
3.88%, 01/15/29 .................. 700 687,526
4.88%, 02/15/29 .................. 790 794,269
2.00%, 06/01/29 .................. 608 566,589
4.63%, 02/15/30 .................. 1,230 1,225,442
4.65%, 03/15/30 .................. 905 901,597
1.50%, 03/15/31 .................. 1,420 1,225,272
4.95%, 07/03/31 .................. 645 647,230
4.80%, 03/15/32 .................. 995 989,943
4.15%, 04/15/32 .................. 930 897,113
4.63%, 02/15/33 .................. 705 689,735
4.88%, 02/15/34 .................. 1,435 1,417,943
4.95%, 03/15/35 .................. 1,720 1,685,845
2.95%, 06/01/41 .................. 915 669,960
4.10%, 03/01/45 .................. 520 419,355
4.15%, 07/15/49 .................. 614 477,880
2.50%, 11/15/50 .................. 649 370,769
5.35%, 10/15/54 .................. 1,460 1,344,519
Waste Pro USA, Inc., 7.00%, 02/01/33
(d)
.... 960 976,497
Williams Scotsman, Inc.
(d)
4.63%, 08/15/28 .................. 580 573,352
6.63%, 06/15/29 .................. 550 559,519
6.63%, 04/15/30 .................. 558 570,941
7.38%, 10/01/31 .................. 540 556,738
WK Kellogg Foundation Trust, 2.44%,
10/01/50
(d)
..................... 135 78,123
Wrangler Holdco Corp., 6.63%, 04/01/32
(d)
.. 530 531,277
104,848,985
Communications Equipment — 0.1%
Ciena Corp., 4.00%, 01/31/30
(d)
......... 450 427,006
Cisco Systems, Inc.
4.55%, 02/24/28 .................. 945 947,458
4.85%, 02/26/29 .................. 2,990 3,009,097
4.75%, 02/24/30 .................. 1,525 1,525,899
4.95%, 02/26/31 .................. 2,990 3,007,285
4.95%, 02/24/32 .................. 1,110 1,110,318
5.05%, 02/26/34 .................. 2,745 2,719,785
5.10%, 02/24/35 .................. 1,310 1,295,229
5.90%, 02/15/39 .................. 2,420 2,498,391
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
5.50%, 01/15/40 .................. USD 2,474 $ 2,447,414
5.30%, 02/26/54 .................. 3,050 2,731,575
5.50%, 02/24/55 .................. 985 911,272
5.35%, 02/26/64 .................. 1,150 1,012,165
Juniper Networks, Inc.
3.75%, 08/15/29 .................. 1,082 1,041,671
2.00%, 12/10/30 .................. 780 680,821
5.95%, 03/15/41 .................. 694 669,175
Motorola Solutions, Inc.
4.60%, 02/23/28 .................. 1,301 1,300,931
5.00%, 04/15/29 .................. 465 467,226
4.60%, 05/23/29 .................. 1,080 1,073,353
4.85%, 08/15/30 .................. 665 660,282
2.30%, 11/15/30 .................. 1,022 913,707
2.75%, 05/24/31 .................. 1,305 1,173,861
5.60%, 06/01/32 .................. 805 818,441
5.20%, 08/15/32 .................. 385 382,911
5.40%, 04/15/34 .................. 645 639,662
5.55%, 08/15/35 .................. 780 777,186
5.50%, 09/01/44 .................. 811 748,018
Nokia OYJ, 6.63%, 05/15/39 ........... 845 850,350
Viasat, Inc.
(d)
6.50%, 07/15/28 .................. 465 461,783
7.50%, 05/30/31 .................. 1,020 1,020,660
Viavi Solutions, Inc., 3.75%, 10/01/29
(d)
.... 425 401,406
Xiaomi Best Time International Ltd.
(e)
3.38%, 04/29/30 .................. 800 757,031
2.88%, 07/14/31 .................. 1,200 1,087,715
4.10%, 07/14/51 .................. 600 437,524
40,006,608
Construction & Engineering — 0.1%
AECOM, 6.00%, 08/01/33
(d)
........... 1,395 1,387,345
Aeropuertos Dominicanos Siglo XXI SA, 7.00%,
06/30/34
(c)(e)
.................... 600 615,994
Arcosa, Inc.
(d)
4.38%, 04/15/29 .................. 499 488,161
6.88%, 08/15/32 .................. 640 660,626
Artera Services LLC, 8.50%, 02/15/31
(c)(d)
... 615 560,258
ASG Finance DAC, 9.75%, 05/15/29
(d)
..... 400 350,423
ATP Tower Holdings, 7.88%, 02/03/30
(e)
.... 500 509,314
Bioceanico Sovereign Certificate Ltd., 0.00%,
06/05/34
(e)(j)
.................... 474 385,109
Brand Industrial Services, Inc., 10.38%,
08/01/30
(d)
..................... 1,385 1,198,248
Brundage-Bone Concrete Pumping Holdings,
Inc., 7.50%, 02/01/32
(d)
............. 415 425,635
Cellnex Finance Co. SA, 3.88%, 07/07/41
(d)
.. 650 503,543
Chouzhou International Investment Ltd.
(e)
4.80%, 01/15/28 .................. 400 400,534
4.15%, 09/24/28 .................. 400 396,277
CIMIC Finance USA Pty. Ltd., 7.00%,
03/25/34
(d)
..................... 815 857,608
Delhi International Airport Ltd., 6.45%,
06/04/29
(e)
..................... 600 612,852
Dianjian Haiyu Ltd.
(e)
4.30%, 09/10/27 .................. 400 398,465
3.80%, 03/24/29 .................. 600 590,283
Dycom Industries, Inc., 4.50%, 04/15/29
(d)
... 515 500,193
Fluor Corp., 4.25%, 09/15/28 ........... 584 573,854
Global Infrastructure Solutions, Inc.
(d)
5.63%, 06/01/29 .................. 395 394,401
7.50%, 04/15/32 .................. 320 333,353
6.38%, 07/15/34 .................. 530 533,886
Granite Construction, Inc., 6.38%, 06/15/34
(d)
. 690 690,409

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
Hongkong International Qingdao Co. Ltd.
(e)
5.75%, 09/12/27 .................. USD 600 $ 604,806
5.40%, 04/09/28 .................. 800 804,435
HTA Group Ltd.
(e)
7.50%, 06/04/29 .................. 1,000 1,022,103
6.75%, 04/01/31 .................. 600 606,789
IRB Infrastructure Developers Ltd., 7.11%,
03/11/32
(e)
..................... 1,000 1,009,992
LBJ Infrastructure Group LLC, 3.80%,
12/31/57
(d)
..................... 340 232,347
MasTec, Inc.
4.50%, 08/15/28
(d)
................. 1,280 1,264,472
5.90%, 06/15/29 .................. 715 730,500
Mexico City Airport Trust
(e)
3.88%, 04/30/28 .................. 400 389,618
5.50%, 10/31/46 .................. 800 674,011
5.50%, 07/31/47 .................. 2,200 1,852,536
Quanta Services, Inc.
4.75%, 08/09/27 .................. 450 450,842
4.30%, 08/09/28 .................. 520 516,057
2.90%, 10/01/30 .................. 1,165 1,073,562
4.50%, 01/15/31 .................. 645 630,420
2.35%, 01/15/32 .................. 730 633,813
5.25%, 08/09/34 .................. 770 761,028
5.10%, 08/09/35 .................. 500 485,773
3.05%, 10/01/41 .................. 495 354,298
Railworks Holdings LP, 8.25%, 11/15/28
(d)
... 340 340,222
Sepco Virgin Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.00%), 4.65%
(e)(g)(i)
............... 400 398,625
Ste Transcore Holdings, Inc., 3.75%, 05/05/32
(d)
400 379,391
Summit Digitel Infrastructure Ltd., 2.88%,
08/12/31
(e)
..................... 600 534,697
Tutor Perini Corp., 6.63%, 07/15/33
(d)
...... 405 406,572
Valmont Industries, Inc.
5.00%, 10/01/44 .................. 784 678,625
5.25%, 10/01/54 .................. 265 231,776
Vinci SA, 3.75%, 04/10/29
(d)
........... 540 525,463
Weekley Homes LLC
(d)
4.88%, 09/15/28 .................. 440 433,097
6.75%, 01/15/34 .................. 685 685,880
WSP Global, Inc.
(d)
5.04%, 09/18/31 .................. 1,225 1,204,958
5.71%, 09/18/36 .................. 1,225 1,180,999
Yongda Investment Ltd., 4.60%, 06/03/28
(e)
.. 600 597,723
Zhengzhou Urban Construction Investment
Group Co. Ltd., 4.90%, 06/27/28
(e)
...... 400 400,635
35,462,836
Construction Materials — 0.1%
Cemex SAB de CV
5.45%, 11/19/29
(c)(e)
................ 1,000 1,003,002
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.52%),
7.20%
(e)(g)(i)
.................... 1,155 1,193,755
5.20%, 09/17/30
(c)(e)
................ 800 796,577
3.88%, 07/11/31
(c)(e)
................ 1,300 1,211,998
5.75%, 06/05/36 .................. 1,750 1,706,643
CRH America, Inc., 5.13%, 05/18/45
(d)
..... 640 566,955
Eagle Materials, Inc.
2.50%, 07/01/31 .................. 1,065 942,743
5.00%, 03/15/36 .................. 680 640,539
GCC SAB de CV, 3.61%, 04/20/32
(c)(e)
..... 600 544,108
Inversiones CMPC SA
(e)
3.85%, 01/13/30
(c)
................. 600 557,906
Security
Par (000)
Par (000) Value
Construction Materials (continued)
3.00%, 04/06/31
(c)
................. USD 600 $ 521,770
6.13%, 06/23/33
(c)
................. 1,000 979,477
6.13%, 02/26/34 .................. 400 392,454
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 6.70%,
12/09/57
(g)
.................... 600 582,069
Knife River Corp., 7.75%, 05/01/31
(d)
...... 445 459,213
Martin Marietta Materials, Inc.
3.50%, 12/15/27 .................. 624 614,363
Series CB, 2.50%, 03/15/30 .......... 720 661,076
2.40%, 07/15/31 .................. 1,165 1,025,314
5.15%, 12/01/34 .................. 515 504,248
4.25%, 12/15/47 .................. 880 676,177
3.20%, 07/15/51 .................. 1,645 1,022,467
5.50%, 12/01/54 .................. 495 447,340
UltraTech Cement Ltd., 2.80%, 02/16/31
(e)
... 400 360,204
Vulcan Materials Co.
4.95%, 12/01/29 .................. 610 612,607
3.50%, 06/01/30 .................. 1,130 1,072,176
5.35%, 12/01/34 .................. 730 727,304
4.50%, 06/15/47 .................. 639 521,292
4.70%, 03/01/48 .................. 1,037 858,922
5.70%, 12/01/54 .................. 715 670,600
21,873,299
Consumer Finance — 0.9%
Aercap Funding DAC, 4.88%, 07/07/31 .... 870 855,494
AerCap Ireland Capital DAC
4.63%, 10/15/27 .................. 827 826,492
3.88%, 01/23/28 .................. 678 669,494
4.88%, 04/01/28 .................. 515 515,708
5.75%, 06/06/28 .................. 1,115 1,133,416
3.00%, 10/29/28 .................. 4,581 4,402,137
5.10%, 01/19/29 .................. 1,350 1,355,413
4.13%, 02/28/29 .................. 450 441,787
4.63%, 09/10/29 .................. 1,315 1,302,672
6.15%, 09/30/30 .................. 900 931,498
4.38%, 11/15/30 .................. 325 315,979
5.38%, 12/15/31 .................. 800 802,318
3.30%, 01/30/32 .................. 4,610 4,167,728
4.75%, 01/15/33 .................. 760 732,124
3.40%, 10/29/33 .................. 1,575 1,376,428
5.30%, 01/19/34 .................. 865 851,243
4.95%, 09/10/34 .................. 1,285 1,228,500
5.00%, 11/15/35 .................. 1,130 1,075,019
3.85%, 10/29/41 .................. 1,355 1,056,216
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.72%), 6.95%,
03/10/55
(g)
.................... 855 875,369
AIR Lease Corp. Sukuk Ltd., 5.85%, 04/01/28
(d)
630 633,246
Ally Financial, Inc.
7.10%, 11/15/27 .................. 910 934,168
2.20%, 11/02/28 .................. 1,155 1,089,319
(SOFR Index + 1.96%), 5.74%, 05/15/29
(g)
1,130 1,142,702
(1-day SOFR + 3.26%), 6.99%, 06/13/29
(g)
675 697,527
(1-day SOFR + 2.82%), 6.85%, 01/03/30
(g)
910 942,058
(SOFR Index + 1.73%), 5.54%, 01/17/31
(g)
780 780,618
8.00%, 11/01/31 .................. 3,641 4,019,740
6.70%, 02/14/33
(c)
................. 535 544,737
(1-day SOFR + 1.78%), 5.55%, 07/31/33
(g)
1,425 1,403,406
(1-day SOFR + 2.29%), 6.18%, 07/26/35
(g)
1,365 1,369,812
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 6.65%,
01/17/40
(g)
.................... 510 497,841

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
American Express Co.
5.85%, 11/05/27 .................. USD 1,400 $ 1,422,156
(1-day SOFR + 0.58%), 4.01%, 02/09/29
(g)
1,880 1,862,068
(1-day SOFR + 1.26%), 4.73%, 04/25/29
(g)
2,515 2,517,218
4.05%, 05/03/29 .................. 1,975 1,949,399
(1-day SOFR + 0.81%), 4.35%, 07/20/29
(g)
2,150 2,137,601
(SOFR Index + 1.28%), 5.28%, 07/27/29
(g)
2,020 2,041,578
(SOFR Index + 1.09%), 5.53%, 04/25/30
(g)
1,870 1,902,442
(1-day SOFR + 0.81%), 4.44%, 05/03/30
(g)
2,910 2,880,653
(SOFR Index + 1.02%), 5.09%, 01/30/31
(g)
2,010 2,019,744
(1-day SOFR + 1.44%), 5.02%, 04/25/31
(g)
2,005 2,011,348
(1-day SOFR + 1.94%), 6.49%, 10/30/31
(g)
1,195 1,263,061
(1-day SOFR + 0.87%), 4.46%, 02/10/32
(g)
1,275 1,246,196
(1-day SOFR + 2.26%), 4.99%, 05/26/33
(g)
865 848,868
(1-day SOFR + 1.22%), 4.92%, 07/20/33
(g)
2,275 2,243,126
(1-day SOFR + 1.76%), 4.42%, 08/03/33
(g)
1,635 1,571,258
(1-day SOFR + 1.84%), 5.04%, 05/01/34
(g)
1,625 1,603,363
(1-day SOFR + 1.93%), 5.63%, 07/28/34
(g)
635 638,288
(1-day SOFR + 1.63%), 5.92%, 04/25/35
(g)
840 857,617
(1-day SOFR + 1.42%), 5.28%, 07/26/35
(g)
1,975 1,960,766
(SOFR Index + 1.32%), 5.44%, 01/30/36
(g)
1,605 1,603,790
(1-day SOFR + 1.79%), 5.67%, 04/25/36
(g)
2,395 2,428,033
(1-day SOFR + 1.24%), 4.80%, 10/24/36
(g)
3,070 2,901,711
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.15%), 5.41%,
02/08/41
(g)
.................... 120 117,152
4.05%, 12/03/42 .................. 2,595 2,107,666
American Honda Finance Corp.
4.45%, 10/22/27 .................. 650 648,826
4.70%, 01/12/28 .................. 495 495,434
3.50%, 02/15/28 .................. 986 968,653
4.55%, 03/03/28 .................. 720 718,106
2.00%, 03/24/28 .................. 690 660,376
Series A, 4.55%, 04/10/28 ............ 250 249,266
5.13%, 07/07/28 .................. 1,280 1,288,865
4.25%, 09/01/28 .................. 585 579,388
5.65%, 11/15/28 .................. 895 911,770
4.15%, 01/08/29 .................. 640 629,924
2.25%, 01/12/29 .................. 758 713,538
4.90%, 03/13/29 .................. 890 891,279
Series A, 4.80%, 07/06/29 ............ 450 448,485
4.40%, 09/05/29 .................. 835 823,175
4.80%, 03/05/30 .................. 535 530,238
4.60%, 04/17/30 .................. 1,120 1,101,870
4.50%, 09/04/30 .................. 745 728,434
5.85%, 10/04/30 .................. 675 693,729
4.45%, 01/08/31 .................. 490 476,289
1.80%, 01/13/31 .................. 908 788,237
Series A, 4.90%, 04/10/31 ............ 1,240 1,223,387
Series A, 5.05%, 07/08/31 ............ 460 456,436
5.05%, 07/10/31 .................. 945 939,555
4.85%, 10/23/31 .................. 815 801,349
5.15%, 07/09/32 .................. 695 689,222
Series A, 5.20%, 04/08/33 ............ 325 320,337
Series A, 5.25%, 07/08/33 ............ 350 344,734
4.90%, 01/10/34 .................. 905 874,115
5.20%, 03/05/35 .................. 480 468,038
5.10%, 01/08/36 .................. 695 669,429
Andrew W Mellon Foundation (The), Series
2020, 0.95%, 08/01/27 ............. 523 505,363
Atlanticus Holdings Corp., 9.75%, 09/01/30
(d)
. 420 424,354
Avation Group S Pte. Ltd., 8.50%, 05/15/31
(d)
. 400 375,521
Avilease Capital Ltd.
4.75%, 11/12/30
(e)
................. 1,000 966,398
5.50%, 06/30/31
(d)
................. 800 796,921
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Avolon Holdings Funding Ltd.
(d)
2.53%, 11/18/27 .................. USD 1,028 $ 998,402
4.95%, 01/15/28 .................. 600 600,890
2.75%, 02/21/28 .................. 855 827,819
6.38%, 05/04/28 .................. 1,100 1,125,477
5.75%, 03/01/29 .................. 1,790 1,817,710
4.20%, 04/15/29 .................. 675 659,710
5.75%, 11/15/29 .................. 1,165 1,183,598
5.15%, 01/15/30 .................. 1,355 1,349,879
5.38%, 05/30/30 .................. 800 801,793
4.90%, 10/10/30 .................. 225 220,998
4.70%, 01/30/31 .................. 925 900,194
4.95%, 10/15/32 .................. 790 761,965
4.85%, 04/01/33 .................. 1,440 1,374,367
Azorra Finance Ltd.
(d)
7.75%, 04/15/30 .................. 600 620,994
7.25%, 01/15/31 .................. 665 684,701
6.25%, 02/15/34 .................. 475 466,937
BOC Aviation USA Corp.
(e)
4.75%, 01/14/28 .................. 200 200,292
5.75%, 11/09/28 .................. 1,000 1,023,912
5.00%, 01/17/29 .................. 600 604,600
5.25%, 01/14/30 .................. 800 812,756
4.63%, 09/04/31 .................. 800 794,062
4.88%, 05/03/33 .................. 800 798,167
Bocom Leasing Management Hong Kong Co.
Ltd.
(e)(g)
(SOFR Index + 0.67%), 4.33%, 03/07/28 . 400 400,715
(SOFR Index + 0.48%), 4.14%, 06/02/29 . 600 598,524
(SOFR Index + 0.77%), 4.43%, 03/07/30 . 1,200 1,205,865
Bread Financial Holdings, Inc.
(d)
6.75%, 05/15/31 .................. 630 642,431
8.38%, 06/15/35 .................. 255 263,556
Capital One Financial Corp.
3.80%, 01/31/28 .................. 1,855 1,830,686
(1-day SOFR + 2.08%), 5.47%, 02/01/29
(g)
1,365 1,377,614
(1-day SOFR + 2.64%), 6.31%, 06/08/29
(g)
2,570 2,634,304
(1-day SOFR + 1.91%), 5.70%, 02/01/30
(g)
1,285 1,305,097
(1-day SOFR + 1.79%), 3.27%, 03/01/30
(g)
1,590 1,524,673
(1-day SOFR + 2.60%), 5.25%, 07/26/30
(g)
895 900,658
(1-day SOFR + 1.56%), 5.46%, 07/26/30
(g)
1,180 1,194,516
(1-day SOFR + 1.25%), 4.49%, 09/11/31
(g)
1,240 1,208,686
(1-day SOFR + 3.07%), 7.62%, 10/30/31
(g)
2,045 2,223,476
(1-day SOFR + 1.15%), 4.72%, 01/30/32
(g)
795 777,623
(1-day SOFR + 1.34%), 2.36%, 07/29/32
(g)
1,290 1,107,726
(1-day SOFR + 1.27%), 2.62%, 11/02/32
(g)
1,150 1,010,438
6.70%, 11/29/32 .................. 955 1,024,307
(1-day SOFR + 2.37%), 5.27%, 05/10/33
(g)
1,370 1,357,463
(1-day SOFR + 2.60%), 5.82%, 02/01/34
(g)
1,500 1,518,128
(1-day SOFR + 2.86%), 6.38%, 06/08/34
(g)
2,555 2,660,914
(SOFR Index + 3.37%), 7.96%, 11/02/34
(g)
1,180 1,335,055
(1-day SOFR + 2.26%), 6.05%, 02/01/35
(g)
1,000 1,021,667
(1-day SOFR + 1.99%), 5.88%, 07/26/35
(g)
1,405 1,419,904
(1-day SOFR + 2.04%), 6.18%, 01/30/36
(g)
1,965 1,969,132
(1-day SOFR + 1.63%), 5.20%, 09/11/36
(g)
2,040 1,949,742
(1-day SOFR + 1.51%), 5.40%, 01/30/37
(g)
2,325 2,247,980
Caterpillar Financial Services Corp.
3.60%, 08/12/27 .................. 885 878,925
1.10%, 09/14/27 .................. 1,023 987,349
4.40%, 10/15/27 .................. 920 920,260
4.60%, 11/15/27 .................. 705 706,841
3.70%, 01/10/28 .................. 350 346,652
4.40%, 03/03/28 .................. 465 464,698
Series L, 4.20%, 05/15/28 ............ 755 751,517
Series K, 4.10%, 08/15/28 ............ 1,530 1,519,506

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
3.95%, 11/14/28 .................. USD 1,220 $ 1,205,628
3.75%, 02/23/29 .................. 650 636,874
4.85%, 02/27/29 .................. 1,030 1,038,629
Series L, 4.30%, 05/15/29 ............ 1,485 1,473,775
4.38%, 08/16/29 .................. 905 898,515
4.70%, 11/15/29 .................. 835 837,257
4.80%, 01/08/30 .................. 445 448,745
4.15%, 01/08/31 .................. 380 370,881
Series L, 4.50%, 05/15/31 ............ 1,795 1,769,188
CCB Shipping & Aviation Leasing Corp. Ltd.,
(SOFR Index + 0.62%), 4.28%, 09/17/28
(e)(g)
1,000 1,001,278
CDBL Funding 1
(e)
3.50%, 10/24/27 .................. 600 590,786
4.75%, 05/27/30 .................. 600 598,422
4.25%, 02/11/31 .................. 400 390,717
CMB International Leasing Management Ltd.
(e)
2.75%, 08/12/30 .................. 600 554,680
2.88%, 02/04/31 .................. 600 552,810
Cobra AcquisitionCo LLC
(d)
6.38%, 11/01/29 .................. 411 356,964
12.25%, 11/01/29 ................. 270 274,550
Credit Acceptance Corp.
(d)
9.25%, 12/15/28 .................. 605 626,897
6.63%, 03/15/30 .................. 565 565,505
DAE Sukuk Difc Ltd., 4.50%, 10/16/30
(e)
.... 800 765,140
Encore Capital Group, Inc.
(d)
8.50%, 05/15/30 .................. 500 529,671
6.63%, 04/15/31 .................. 585 587,097
6.63%, 06/01/32 .................. 1,180 1,181,608
Enova International, Inc.
(d)
11.25%, 12/15/28 ................. 405 425,137
9.13%, 08/01/29 .................. 550 575,170
EZCORP, Inc., 7.38%, 04/01/32
(d)
........ 355 371,700
Figure Technology Solutions, Inc., 8.50%,
07/31/31
(d)
..................... 700 690,538
FirstCash, Inc.
(d)
4.63%, 09/01/28 .................. 525 515,531
5.63%, 01/01/30 .................. 625 615,815
6.88%, 03/01/32 .................. 550 558,346
6.13%, 05/01/34 .................. 1,080 1,063,805
Ford Motor Credit Co. LLC
4.13%, 08/17/27 .................. 1,018 1,010,674
3.82%, 11/02/27 .................. 580 571,161
7.35%, 11/04/27 .................. 1,245 1,277,519
2.90%, 02/16/28 .................. 980 948,165
5.92%, 03/20/28 .................. 975 985,834
6.80%, 05/12/28 .................. 1,330 1,363,885
6.80%, 11/07/28 .................. 910 936,960
2.90%, 02/10/29 .................. 1,075 1,010,031
5.80%, 03/08/29 .................. 1,590 1,600,192
4.97%, 04/06/29 .................. 885 874,262
5.11%, 05/03/29 .................. 1,897 1,877,846
5.30%, 09/06/29 .................. 755 749,968
5.88%, 11/07/29 .................. 1,605 1,617,787
7.35%, 03/06/30 .................. 1,455 1,528,836
7.20%, 06/10/30 .................. 880 921,135
5.73%, 09/05/30 .................. 600 600,160
4.00%, 11/13/30 .................. 1,625 1,517,518
6.05%, 03/05/31 .................. 960 967,825
5.42%, 04/09/31 .................. 900 885,630
3.63%, 06/17/31 .................. 950 861,970
6.05%, 11/05/31 .................. 1,055 1,060,899
6.53%, 03/19/32 .................. 420 430,553
5.75%, 04/06/33 .................. 680 668,276
7.12%, 11/07/33 .................. 1,235 1,300,514
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
6.13%, 03/08/34 .................. USD 2,040 $ 2,030,853
6.50%, 02/07/35 .................. 1,050 1,062,892
5.87%, 10/31/35 .................. 1,000 964,962
6.47%, 05/22/36
(c)
................. 1,640 1,644,594
Gabx Leasing LLC
(d)
4.63%, 04/15/31 .................. 390 380,328
5.30%, 04/15/36 .................. 570 550,939
General Motors Financial Co., Inc.
2.70%, 08/20/27 .................. 965 946,386
3.85%, 01/05/28 .................. 1,196 1,182,341
6.00%, 01/09/28 .................. 990 1,006,210
5.05%, 04/04/28 .................. 1,540 1,547,172
2.40%, 04/10/28 .................. 1,357 1,305,305
5.80%, 06/23/28 .................. 2,120 2,156,716
2.40%, 10/15/28 .................. 1,825 1,733,130
4.20%, 10/27/28 .................. 1,225 1,210,140
5.80%, 01/07/29 .................. 1,440 1,469,181
5.65%, 01/17/29 .................. 588 597,190
4.30%, 04/06/29 .................. 1,470 1,446,562
4.75%, 04/06/29 .................. 955 951,064
5.55%, 07/15/29 .................. 1,405 1,427,974
4.90%, 10/06/29 .................. 915 914,218
5.35%, 01/07/30 .................. 965 973,889
5.85%, 04/06/30 .................. 1,290 1,322,913
3.60%, 06/21/30 .................. 1,185 1,123,279
5.45%, 07/15/30 .................. 805 815,376
2.35%, 01/08/31 .................. 1,405 1,248,666
4.60%, 01/08/31 .................. 740 723,039
5.75%, 02/08/31 .................. 1,450 1,480,399
2.70%, 06/10/31 .................. 1,720 1,534,493
5.60%, 06/18/31 .................. 1,180 1,198,174
5.10%, 09/15/31 .................. 1,140 1,133,316
3.10%, 01/12/32 .................. 1,015 910,196
5.63%, 04/04/32 .................. 660 669,457
6.40%, 01/09/33 .................. 1,355 1,421,213
6.10%, 01/07/34 .................. 1,655 1,702,258
5.95%, 04/04/34 .................. 1,425 1,451,286
5.45%, 09/06/34 .................. 935 920,110
5.90%, 01/07/35 .................. 1,185 1,196,414
6.15%, 07/15/35 .................. 820 839,026
5.45%, 01/08/36
(c)
................. 585 571,186
GGAM Finance Ltd.
(d)
8.00%, 06/15/28 .................. 625 647,150
6.88%, 04/15/29 .................. 565 574,799
5.88%, 03/15/30 .................. 480 478,883
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(d)
..................... 1,092 1,109,518
goeasy Ltd.
(d)
9.25%, 12/01/28 .................. 575 567,926
7.63%, 07/01/29 .................. 710 675,522
6.88%, 05/15/30 .................. 410 370,574
7.38%, 10/01/30
(c)
................. 490 447,577
6.88%, 02/15/31
(c)
................. 525 468,315
Hyundai Capital Services, Inc.
(e)
3.63%, 08/29/27 .................. 400 394,998
5.25%, 01/22/28 .................. 400 401,958
5.13%, 02/05/29 .................. 600 603,248
Hyundai Card Co. Ltd., 5.75%, 04/24/29
(e)
... 600 610,875
ICBCIL Finance Co. Ltd., (SOFR Index +
0.48%), 4.15%, 05/18/29
(e)(g)
.......... 800 799,603
John Deere Capital Corp.
2.80%, 09/08/27 .................. 551 541,921
4.15%, 09/15/27 .................. 660 658,741
3.05%, 01/06/28 .................. 507 497,717
4.65%, 01/07/28 .................. 545 546,736

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
4.75%, 01/20/28 .................. USD 885 $ 889,476
4.90%, 03/03/28 .................. 1,084 1,092,241
1.50%, 03/06/28 .................. 1,138 1,087,221
Series I, 4.25%, 06/05/28 ............ 1,375 1,370,599
4.95%, 07/14/28 .................. 2,255 2,278,097
4.50%, 01/16/29 .................. 1,110 1,108,394
Series I, 4.13%, 01/18/29 ............ 540 535,272
3.45%, 03/07/29 .................. 887 863,419
Series I, 3.90%, 03/09/29 ............ 630 619,589
3.35%, 04/18/29 .................. 1,025 993,137
4.85%, 06/11/29 .................. 860 866,394
Series J, 4.40%, 06/15/29 ............ 440 437,815
2.80%, 07/18/29 .................. 520 494,661
4.85%, 10/11/29 .................. 980 989,716
2.45%, 01/09/30 .................. 595 552,623
Series I, 4.55%, 06/05/30 ............ 760 755,260
4.70%, 06/10/30 .................. 1,230 1,228,760
4.38%, 10/15/30 .................. 500 492,610
1.45%, 01/15/31 .................. 1,397 1,210,883
4.90%, 03/07/31 .................. 805 808,038
Series I, 4.20%, 03/10/31 ............ 325 316,692
Series I, 4.38%, 04/15/31 ............ 580 568,326
2.00%, 06/17/31 .................. 1,015 890,692
4.40%, 09/08/31 .................. 1,130 1,108,291
3.90%, 06/07/32 .................. 575 547,758
4.35%, 09/15/32 .................. 1,030 1,002,881
Series I, 5.15%, 09/08/33 ............ 1,285 1,292,440
5.10%, 04/11/34 .................. 925 922,776
Series MTN1, 5.05%, 06/12/34 ........ 835 828,806
Kaspi.KZ JSC
(e)
6.25%, 03/26/30 .................. 600 604,488
5.90%, 04/28/31 .................. 800 792,786
KB Capital Co. Ltd., 4.25%, 10/01/30
(e)
..... 600 578,648
LFS Topco LLC, 8.75%, 07/15/30
(d)
....... 450 450,051
Macquarie Airfinance Holdings Ltd.
(d)
5.20%, 03/27/28 .................. 580 580,991
6.40%, 03/26/29 .................. 1,010 1,036,259
5.15%, 03/17/30 .................. 270 267,504
6.50%, 03/26/31 .................. 515 534,523
Mitsubishi HC Finance America LLC
(d)
5.81%, 09/12/28 .................. 690 701,389
5.15%, 10/24/29 .................. 385 386,006
4.56%, 01/14/31 .................. 400 389,797
5.20%, 07/21/31 .................. 585 582,099
5.66%, 02/28/33 .................. 585 591,478
Muthoot Finance Ltd.
(e)
7.13%, 02/14/28 .................. 1,000 1,007,409
6.38%, 04/23/29 .................. 800 797,865
6.38%, 03/02/30 .................. 1,000 992,185
5.75%, 08/04/30 .................. 400 388,753
Navient Corp.
4.88%, 03/15/28 .................. 525 513,523
5.50%, 03/15/29
(c)
................. 760 729,275
9.38%, 07/25/30 .................. 585 593,562
11.50%, 03/15/31 ................. 755 797,138
9.38%, 10/15/31 .................. 770 769,094
7.88%, 06/15/32
(c)
................. 820 769,154
5.63%, 08/01/33 .................. 620 512,173
OneMain Finance Corp.
6.63%, 01/15/28 .................. 753 760,137
3.88%, 09/15/28 .................. 630 608,811
6.63%, 05/15/29 .................. 1,000 1,013,561
5.38%, 11/15/29 .................. 834 814,869
7.88%, 03/15/30 .................. 825 854,729
6.13%, 05/15/30 .................. 865 858,950
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
4.00%, 09/15/30 .................. USD 988 $ 906,827
7.50%, 05/15/31 .................. 840 861,078
7.13%, 11/15/31 .................. 915 927,467
6.75%, 03/15/32 .................. 790 787,558
7.13%, 09/15/32 .................. 963 973,322
6.50%, 03/15/33 .................. 880 859,265
6.75%, 09/15/33 .................. 1,345 1,324,303
PACCAR Financial Corp.
4.45%, 08/06/27 .................. 465 465,914
4.60%, 01/10/28 .................. 480 481,189
4.55%, 03/03/28 .................. 535 535,843
4.00%, 08/08/28 .................. 345 341,617
4.95%, 08/10/28 .................. 630 635,136
Series R, 4.00%, 11/07/28 ............ 410 405,488
4.60%, 01/31/29 .................. 935 936,788
Series R, 3.90%, 02/05/29 ........... 1,165 1,147,172
Series R, 4.30%, 06/18/29 ........... 275 272,995
4.00%, 09/26/29 ................... 515 506,889
4.55%, 05/08/30 .................. 720 717,630
5.00%, 03/22/34 .................. 360 356,642
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(d)
750 777,657
PRA Group, Inc.
(d)
8.38%, 02/01/28 .................. 495 501,648
5.00%, 10/01/29 .................. 365 345,980
8.88%, 01/31/30 .................. 545 561,407
PROG Holdings, Inc., 6.00%, 11/15/29
(d)
.... 624 610,023
Rfna LP, 7.88%, 02/15/30
(d)
............ 720 719,516
Shriram Finance Ltd., 6.15%, 04/03/28
(e)
.... 600 606,602
SLM Corp.
6.50%, 01/31/30 .................. 760 767,959
(SOFR Index + 2.71%), 6.50%, 05/15/32
(g)
1,220 1,216,885
Soar Wise Ltd.
(e)
4.63%, 03/28/28 .................. 200 197,296
(SOFR Index + 0.83%), 4.48%, 03/28/30
(g)
1,200 1,171,125
Stellantis Financial Services US Corp.
(d)
4.95%, 09/15/28 .................. 1,000 992,713
5.40%, 06/15/29 .................. 575 571,033
5.40%, 09/15/30 .................. 825 802,513
5.80%, 06/15/31
(c)
................. 575 563,851
Synchrony Financial
3.95%, 12/01/27 .................. 1,054 1,042,183
5.15%, 03/19/29 .................. 615 613,430
(1-day SOFR + 1.40%), 5.02%, 07/29/29
(g)
280 279,220
(SOFR Index + 2.13%), 5.94%, 08/02/30
(g)
1,040 1,055,502
(1-day SOFR + 1.35%), 5.45%, 10/15/30
(g)
590 590,687
(1-day SOFR + 1.68%), 5.45%, 03/06/31
(g)
1,200 1,194,571
2.88%, 10/28/31 .................. 1,527 1,336,520
(1-day SOFR + 1.53%), 4.95%, 02/25/32
(g)
945 915,668
7.25%, 02/02/33 .................. 780 801,075
(1-day SOFR + 2.07%), 6.00%, 07/29/36
(g)
1,315 1,296,316
(1-day SOFR + 2.03%), 6.28%, 07/31/37
(g)
590 589,359
Tata Capital Ltd., 5.39%, 07/21/28
(e)
....... 400 401,257
Toyota Motor Credit Corp.
1.15%, 08/13/27 .................. 360 348,688
4.55%, 09/20/27 .................. 1,065 1,066,973
4.35%, 10/08/27 .................. 990 989,629
5.45%, 11/10/27 .................. 900 911,432
3.05%, 01/11/28 .................. 604 592,541
Series B, 3.75%, 01/12/28 ............ 600 594,334
4.63%, 01/12/28 .................. 840 842,536
1.90%, 04/06/28 .................. 1,165 1,117,205
Series B, 4.25%, 05/12/28 ............ 850 847,064
4.05%, 09/05/28 .................. 985 975,486
5.25%, 09/11/28 .................. 645 653,783
4.65%, 01/05/29 .................. 875 876,260

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
3.65%, 01/08/29 .................. USD 1,036 $ 1,014,205
Series B, 4.05%, 03/13/29 ............ 1,925 1,897,405
5.05%, 05/16/29 .................. 865 873,444
4.45%, 06/29/29 .................. 1,570 1,560,351
Series B, 4.50%, 07/09/29 ............ 685 681,275
4.55%, 08/09/29 .................. 1,285 1,279,508
4.95%, 01/09/30 .................. 550 552,508
2.15%, 02/13/30 .................. 1,137 1,039,330
3.38%, 04/01/30 .................. 1,596 1,518,171
4.80%, 05/15/30 .................. 1,075 1,073,731
4.55%, 05/17/30 .................. 625 618,823
5.55%, 11/20/30 .................. 1,010 1,036,717
1.65%, 01/10/31 .................. 855 746,430
Series B, 4.20%, 01/10/31 ............ 640 623,362
5.10%, 03/21/31 .................. 670 675,021
Series B, 4.55%, 05/14/31 ............ 1,260 1,239,844
1.90%, 09/12/31 .................. 715 617,405
4.60%, 10/10/31 .................. 910 895,835
2.40%, 01/13/32 .................. 130 114,284
4.65%, 09/03/32 .................. 680 664,329
4.70%, 01/12/33 .................. 925 905,713
Series B, 4.60%, 03/11/33 ............ 1,840 1,779,796
Series B, 5.00%, 07/08/33 ............ 650 641,196
4.80%, 01/05/34 .................. 1,260 1,229,187
5.35%, 01/09/35 .................. 1,030 1,032,416
Series B, 4.80%, 01/11/36 ............ 600 576,367
TrueNoord Capital DAC, 8.75%, 03/01/30
(d)
.. 362 375,037
386,493,184
Consumer Staples Distribution & Retail — 0.3%
7-Eleven, Inc.
(d)
1.30%, 02/10/28 .................. 1,335 1,267,497
1.80%, 02/10/31 .................. 1,140 985,323
2.50%, 02/10/41 .................. 612 404,366
2.80%, 02/10/51 .................. 2,107 1,185,132
Ahold Finance USA LLC, 6.88%, 05/01/29 ... 797 838,110
Albertsons Cos., Inc.
(d)
6.50%, 02/15/28 .................. 755 760,004
3.50%, 03/15/29 .................. 1,684 1,585,263
4.88%, 02/15/30 .................. 1,180 1,126,017
5.50%, 03/31/31 .................. 820 788,745
5.63%, 03/31/32 .................. 1,665 1,583,858
6.25%, 03/15/33 .................. 545 528,460
5.75%, 03/31/34 .................. 1,935 1,799,090
Alimentation Couche-Tard, Inc.
(d)
4.15%, 09/29/28 .................. 1,990 1,967,637
2.95%, 01/25/30 .................. 1,388 1,299,467
5.27%, 02/12/34 .................. 1,110 1,098,523
5.08%, 09/29/35 .................. 515 495,905
3.44%, 05/13/41 .................. 800 612,421
4.50%, 07/26/47 .................. 780 617,873
3.80%, 01/25/50 .................. 1,109 776,949
3.63%, 05/13/51 .................. 480 324,159
5.62%, 02/12/54 .................. 750 689,463
C&S Group Enterprises LLC, 5.00%, 12/15/28
(c)
(d)
.......................... 434 399,352
Cencosud SA
(c)(e)
5.95%, 05/28/31 .................. 800 815,260
5.75%, 04/15/36 .................. 950 939,230
6.63%, 02/12/45 .................. 400 420,854
CK Hutchison International 20 Ltd.
(d)
2.50%, 05/08/30 .................. 855 788,720
3.38%, 05/08/50
(c)
................. 885 610,363
CK Hutchison International 21 Ltd.
(d)
2.50%, 04/15/31
(c)
................. 1,080 975,727
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
3.13%, 04/15/41 .................. USD 800 $ 598,811
CK Hutchison International 23 Ltd.
(d)
4.75%, 04/21/28 .................. 805 806,589
4.88%, 04/21/33
(c)
................. 1,515 1,494,664
CK Hutchison International 24 II Ltd.
(d)
4.38%, 03/13/30 .................. 600 592,167
4.75%, 09/13/34 .................. 600 581,782
CK Hutchison International 24 Ltd.
(d)
5.38%, 04/26/29 .................. 1,000 1,017,886
5.50%, 04/26/34 .................. 1,100 1,120,044
CK Hutchison International 25 Ltd., 4.25%,
09/26/30
(d)
..................... 500 490,431
Costco Wholesale Corp.
1.60%, 04/20/30 .................. 2,647 2,378,245
1.75%, 04/20/32 .................. 2,114 1,810,634
Dollar General Corp.
4.13%, 05/01/28 .................. 702 695,161
5.20%, 07/05/28 .................. 720 726,181
3.50%, 04/03/30 .................. 1,061 1,005,782
5.00%, 11/01/32 .................. 665 654,460
5.45%, 07/05/33 .................. 1,180 1,181,269
4.13%, 04/03/50 .................. 1,088 804,151
5.50%, 11/01/52 .................. 325 294,503
Dollar Tree, Inc.
4.20%, 05/15/28 .................. 1,447 1,433,913
2.65%, 12/01/31 .................. 1,070 945,555
3.38%, 12/01/51 .................. 855 544,146
Ingles Markets, Inc., 4.00%, 06/15/31
(d)
..... 398 369,211
KeHE Distributors LLC
(d)
9.00%, 02/15/29 .................. 985 1,026,107
7.13%, 04/30/33 .................. 715 726,916
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40 830 794,757
Kroger Co. (The)
3.70%, 08/01/27 .................. 882 875,544
4.50%, 01/15/29 .................. 894 889,406
2.20%, 05/01/30 .................. 1,370 1,243,474
1.70%, 01/15/31 .................. 880 766,882
7.50%, 04/01/31 .................. 455 503,314
5.00%, 09/15/34 .................. 2,790 2,702,489
6.90%, 04/15/38 .................. 804 882,923
5.40%, 07/15/40 .................. 793 752,489
5.00%, 04/15/42 .................. 435 389,802
5.15%, 08/01/43 .................. 651 584,875
3.88%, 10/15/46 .................. 770 560,601
4.45%, 02/01/47 .................. 997 789,636
4.65%, 01/15/48 .................. 688 557,754
5.40%, 01/15/49 .................. 660 593,357
3.95%, 01/15/50 .................. 627 450,018
5.50%, 09/15/54 .................. 2,610 2,340,655
5.65%, 09/15/64 .................. 1,620 1,445,725
Performance Food Group, Inc.
(d)
4.25%, 08/01/29 .................. 1,145 1,106,978
6.13%, 09/15/32 .................. 1,185 1,189,480
5.63%, 03/01/34 .................. 1,223 1,186,487
Safeway, Inc., 7.25%, 02/01/31 ......... 245 253,697
Sysco Corp.
5.75%, 01/17/29 .................. 1,130 1,153,661
2.40%, 02/15/30 .................. 580 530,714
5.95%, 04/01/30 .................. 1,660 1,705,854
5.10%, 09/23/30 .................. 520 520,257
4.40%, 07/25/31 .................. 805 777,629
2.45%, 12/14/31 .................. 800 702,482
6.00%, 01/17/34 .................. 520 536,823
5.40%, 03/23/35 .................. 615 606,253
5.38%, 09/21/35 .................. 620 606,932

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
4.95%, 03/25/36 .................. USD 840 $ 791,292
6.60%, 04/01/40 .................. 615 646,971
4.85%, 10/01/45 .................. 1,060 891,908
4.50%, 04/01/46 .................. 820 652,790
4.45%, 03/15/48 .................. 625 485,085
3.30%, 02/15/50 .................. 410 261,505
6.60%, 04/01/50
(c)
................. 2,047 2,084,991
3.15%, 12/14/51 .................. 525 317,910
Target Corp.
4.35%, 06/15/28 .................. 2,565 2,559,985
3.38%, 04/15/29 .................. 1,685 1,635,703
2.35%, 02/15/30 .................. 1,539 1,420,536
2.65%, 09/15/30 .................. 892 820,264
4.50%, 09/15/32 .................. 1,030 1,015,668
6.35%, 11/01/32 .................. 597 642,529
4.40%, 01/15/33 .................. 1,480 1,438,727
4.50%, 09/15/34 .................. 890 848,168
5.00%, 04/15/35 .................. 1,120 1,099,403
5.25%, 02/15/36
(c)
................. 615 613,834
6.50%, 10/15/37 .................. 620 671,211
7.00%, 01/15/38 .................. 435 488,176
4.00%, 07/01/42 .................. 1,125 906,389
3.63%, 04/15/46 .................. 870 632,613
3.90%, 11/15/47 .................. 855 638,075
2.95%, 01/15/52 .................. 1,700 1,034,319
4.80%, 01/15/53
(c)
................. 1,390 1,181,809
Tesco plc, 6.15%, 11/15/37
(d)
........... 493 493,378
United Natural Foods, Inc., 6.75%, 10/15/28
(d)
360 360,172
US Foods, Inc.
(d)
6.88%, 09/15/28 .................. 560 570,984
4.75%, 02/15/29 .................. 1,050 1,034,917
4.63%, 06/01/30 .................. 615 597,512
7.25%, 01/15/32 .................. 535 552,833
5.75%, 04/15/33 .................. 608 602,918
Walmart, Inc.
3.95%, 09/09/27 .................. 1,433 1,428,842
3.90%, 04/15/28 .................. 1,010 1,002,923
3.70%, 06/26/28 .................. 1,735 1,715,372
1.50%, 09/22/28 .................. 1,305 1,229,836
4.00%, 04/30/29 .................. 3,120 3,084,657
3.25%, 07/08/29 .................. 980 952,331
2.38%, 09/24/29 .................. 882 828,298
7.55%, 02/15/30 .................. 935 1,026,897
4.00%, 04/15/30 .................. 650 638,670
4.35%, 04/28/30 .................. 955 948,754
4.15%, 04/30/31 .................. 2,225 2,179,739
1.80%, 09/22/31 .................. 2,265 1,980,250
4.15%, 09/09/32 .................. 1,200 1,168,123
4.10%, 04/15/33 .................. 1,950 1,871,847
4.45%, 04/30/33 .................. 1,665 1,627,077
4.90%, 04/28/35 .................. 1,790 1,772,339
5.25%, 09/01/35 .................. 1,746 1,766,849
4.75%, 04/30/36 .................. 1,230 1,196,175
6.50%, 08/15/37 .................. 1,110 1,232,647
6.20%, 04/15/38 .................. 1,220 1,320,815
3.95%, 06/28/38 .................. 900 807,482
5.63%, 04/01/40 .................. 700 715,177
5.00%, 10/25/40 .................. 380 369,192
5.63%, 04/15/41 .................. 605 621,064
2.50%, 09/22/41 .................. 985 685,016
4.00%, 04/11/43 .................. 805 658,014
4.30%, 04/22/44 .................. 570 488,583
3.63%, 12/15/47 .................. 695 521,001
4.05%, 06/29/48 .................. 1,949 1,531,967
2.95%, 09/24/49 .................. 990 631,539
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
2.65%, 09/22/51 .................. USD 1,528 $ 896,190
4.50%, 09/09/52 .................. 1,355 1,118,099
4.50%, 04/15/53
(c)
................. 2,025 1,674,205
142,665,869
Containers & Packaging — 0.2%
Amcor Finance USA, Inc.
4.50%, 05/15/28 .................. 602 599,471
5.63%, 05/26/33 .................. 1,325 1,340,924
Amcor Flexibles North America, Inc.
4.80%, 03/17/28 .................. 590 591,133
4.25%, 03/08/29 .................. 700 690,031
5.10%, 03/17/30 .................. 545 546,780
2.63%, 06/19/30 .................. 681 625,020
2.69%, 05/25/31 .................. 1,025 921,287
5.50%, 03/17/35 .................. 585 584,069
5.13%, 03/12/36
(c)
................. 525 506,340
Amcor Group Finance plc, 5.45%, 05/23/29 .. 230 233,572
AptarGroup, Inc.
4.75%, 03/30/31 .................. 615 604,674
3.60%, 03/15/32 .................. 185 170,898
ARD Finance SA, 6.50%, 06/30/27
(d)(k)
..... —
(l)
—
Ardagh Group SA
(d)
9.50%, 12/01/30 .................. 1,448 1,534,262
11.00%, (11.00% Cash or 6.50% PIK),
12/01/30
(f)(g)
................... 1,230 1,128,643
Ardagh Metal Packaging Finance USA LLC
(d)
3.25%, 09/01/28 .................. 565 543,164
4.00%, 09/01/29 .................. 1,252 1,189,261
6.25%, 01/30/31 .................. 800 805,454
Avery Dennison Corp.
4.88%, 12/06/28 .................. 805 806,794
2.65%, 04/30/30 .................. 1,090 1,002,913
2.25%, 02/15/32 .................. 715 616,653
5.75%, 03/15/33 .................. 575 591,236
Ball Corp.
6.00%, 06/15/29 .................. 1,370 1,387,492
2.88%, 08/15/30 .................. 1,496 1,355,043
3.13%, 09/15/31 .................. 1,055 947,558
5.50%, 09/15/33 .................. 865 859,945
Berry Global, Inc.
5.50%, 04/15/28 .................. 910 921,898
5.80%, 06/15/31 .................. 1,070 1,100,490
5.65%, 01/15/34 .................. 1,460 1,469,132
Canpack Group, Inc., 6.00%, 05/15/31
(d)
.... 700 696,482
Canpack SA, 3.88%, 11/15/29
(e)
......... 925 873,704
Cascades, Inc.
(d)
5.38%, 01/15/28 .................. 580 577,879
6.75%, 07/15/30 .................. 427 433,674
CCL Industries, Inc., 3.05%, 06/01/30
(d)
.... 925 858,443
Clydesdale Acquisition Holdings, Inc.
(d)
6.63%, 04/15/29 .................. 655 651,093
6.88%, 01/15/30 .................. 555 550,387
8.75%, 04/15/30 .................. 1,250 1,194,984
6.75%, 04/15/32 .................. 1,700 1,619,478
Crown Americas LLC
5.25%, 04/01/30 .................. 520 519,018
5.88%, 06/01/33 .................. 823 820,646
Graphic Packaging International LLC
(d)
4.75%, 07/15/27 .................. 335 332,941
3.50%, 03/15/28 .................. 511 494,894
3.50%, 03/01/29 .................. 390 369,660
3.75%, 02/01/30
(c)
................. 525 489,833
6.38%, 07/15/32
(c)
................. 530 529,341

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
International Paper Co.
5.00%, 09/15/35 .................. USD 580 $ 556,710
7.30%, 11/15/39 .................. 485 535,430
6.00%, 11/15/41 .................. 712 702,334
4.80%, 06/15/44 .................. 831 698,912
5.15%, 05/15/46 .................. 605 523,058
4.40%, 08/15/47 .................. 685 527,120
4.35%, 08/15/48
(c)
................. 969 736,463
Iris Holding, Inc., 10.00%, 12/15/28
(c)(d)
..... 425 355,449
Klabin Austria GmbH
(c)(e)
5.75%, 04/03/29 .................. 800 808,104
3.20%, 01/12/31 .................. 600 537,972
7.00%, 04/03/49 .................. 850 847,673
Mauser Packaging Solutions Holding Co.
(d)
7.88%, 04/15/30 .................. 3,300 3,365,868
9.25%, 04/15/30 .................. 1,500 1,486,377
OI European Group BV, 4.75%, 02/15/30
(d)
.. 515 473,402
Owens-Brockway Glass Container, Inc.
(d)
7.25%, 05/15/31
(c)
................. 720 682,941
7.38%, 06/01/32 .................. 315 290,214
9.50%, 06/01/33
(c)
................. 810 796,818
Packaging Corp. of America
3.40%, 12/15/27 .................. 769 756,757
3.00%, 12/15/29 .................. 828 780,313
5.70%, 12/01/33 .................. 480 489,800
5.20%, 08/15/35 .................. 445 436,638
4.05%, 12/15/49 .................. 885 658,043
3.05%, 10/01/51 .................. 585 361,503
Sealed Air Corp., 6.88%, 07/15/33
(d)
...... 460 449,548
Silgan Holdings, Inc., 4.13%, 02/01/28 ..... 560 552,194
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 .................. 505 508,399
5.44%, 04/03/34 .................. 920 920,060
5.78%, 04/03/54 .................. 780 743,326
Smurfit Westrock Financing DAC
5.42%, 01/15/35 .................. 670 664,547
5.19%, 01/15/36 .................. 800 776,003
Sonoco Products Co.
4.60%, 09/01/29 .................. 665 657,741
3.13%, 05/01/30 .................. 870 811,496
2.85%, 02/01/32 .................. 650 577,783
5.00%, 09/01/34
(c)
................. 920 887,563
5.75%, 11/01/40
(c)
................. 245 242,141
Sword Purchaser LLC
(d)
8.25%, 04/15/33 .................. 2,275 2,326,988
10.50%, 04/15/34 ................. 565 585,223
Toucan FinCo. Ltd., 9.50%, 05/15/30
(d)
..... 1,300 1,174,524
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(d)
890 872,586
TriMas Corp., 4.13%, 04/15/29
(d)
......... 405 387,593
Trivium Packaging Finance BV
(d)
8.25%, 07/15/30 .................. 501 528,691
12.25%, 01/15/31 ................. 685 757,027
WestRock MWV LLC
8.20%, 01/15/30 .................. 577 634,647
7.95%, 02/15/31 .................. 735 815,497
WRKCo, Inc.
4.00%, 03/15/28 .................. 635 628,252
3.90%, 06/01/28 .................. 595 586,477
4.90%, 03/15/29 .................. 898 898,865
4.20%, 06/01/32 .................. 577 549,093
3.00%, 06/15/33 .................. 644 559,055
71,189,812
Security
Par (000)
Par (000) Value
Distributors — 0.0%
ADI Escrow Issuer LLC, 7.13%, 07/15/34
(d)
.. USD 455 $ 464,975
American Builders & Contractors Supply Co.,
Inc.
(d)
4.00%, 01/15/28 .................. 860 846,948
3.88%, 11/15/29 .................. 475 450,696
Core & Main LP, 6.00%, 07/01/34
(d)
....... 805 800,769
Dealer Tire Financial LLC, 10.38%, 10/01/31
(d)
545 529,473
Deyang Development Holdings Group Co. Ltd.,
4.29%, 10/28/28
(e)
................ 400 395,106
Ferguson Finance plc
(d)
4.50%, 10/24/28 .................. 929 922,695
3.25%, 06/02/30 .................. 580 542,828
4.65%, 04/20/32 .................. 390 377,688
Gates Corp., 6.88%, 07/01/29
(d)
......... 515 525,767
Genuine Parts Co.
6.50%, 11/01/28 .................. 830 856,192
4.95%, 08/15/29 .................. 1,190 1,182,403
1.88%, 11/01/30 .................. 1,117 970,061
2.75%, 02/01/32 .................. 680 590,745
6.88%, 11/01/33 .................. 565 603,999
LKQ Corp.
5.75%, 06/15/28 .................. 720 728,679
6.25%, 06/15/33 .................. 465 473,514
RB Global Holdings, Inc.
(d)
6.75%, 03/15/28 .................. 655 662,135
7.75%, 03/15/31 .................. 883 912,522
Resideo Funding II LLC
(d)
4.00%, 09/01/29 .................. 390 370,745
6.50%, 07/15/32 .................. 672 672,232
Velocity Vehicle Group LLC, 8.00%, 06/01/29
(d)
505 500,711
Windsor Holdings III LLC, 8.50%, 06/15/30
(d)
. 835 869,623
15,250,506
Diversified Consumer Services — 0.1%
American University (The), Series 2019, 3.67%,
04/01/49 ...................... 190 136,511
Belron UK Finance plc, 5.75%, 10/15/29
(d)
... 1,340 1,339,753
Brown University, Series A, 2.92%, 09/01/50 . 225 141,811
California Institute of Technology
4.32%, 08/01/45 .................. 295 244,731
4.70%, 11/01/2111 ................ 158 120,744
3.65%, 09/01/2119 ................ 311 187,119
Carriage Services, Inc., 4.25%, 05/15/29
(d)
.. 418 396,171
Case Western Reserve University, Series 22-C,
5.41%, 06/01/2122 ............... 180 157,582
Champions Financing, Inc., 8.75%, 02/15/29
(d)
660 652,672
Claremont Mckenna College, 3.78%,
01/01/2122 .................... 223 138,281
Cornell University
Series 2025, 4.17%, 06/15/30 ......... 570 559,557
4.84%, 06/15/34 .................. 480 473,229
Series 2025, 4.73%, 06/15/35 ......... 725 702,469
Duke University
Series 2020, 2.68%, 10/01/44 ......... 430 308,191
Series 2020, 2.76%, 10/01/50 ......... 290 177,624
Series 2020, 2.83%, 10/01/55 ......... 424 252,536
Emory University
Series 2020, 2.14%, 09/01/30 ......... 40 36,182
Series 2020, 2.97%, 09/01/50 ......... 348 217,149
George Washington University (The)
Series 2014, 4.30%, 09/15/44 ......... 325 265,114
4.87%, 09/15/45 .................. 355 311,958
Series 2018, 4.13%, 09/15/48 ......... 692 536,988
Georgetown University (The)
Series B, 4.32%, 04/01/49 ............ 240 190,485

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Series 20A, 2.94%, 04/01/50 .......... USD 217 $ 134,649
Series A, 5.22%, 10/01/2118 .......... 260 218,481
Graham Holdings Co., 5.63%, 12/01/33
(d)
... 591 578,946
Grand Canyon University, 5.13%, 10/01/28 .. 385 380,901
Howard University, Series 22A, 5.21%,
10/01/52 ...................... 160 128,939
Johns Hopkins University (The)
Series A, 4.71%, 07/01/32 ............ 415 411,097
Series 2013, 4.08%, 07/01/53 ......... 295 226,760
Series A, 2.81%, 01/01/60
(c)
........... 253 139,849
Leland Stanford Junior University (The)
Series 2025, 4.15%, 08/01/30 ......... 520 511,741
4.68%, 03/01/35 .................. 500 485,360
3.65%, 05/01/48 .................. 420 312,358
2.41%, 06/01/50 .................. 470 265,852
Massachusetts Institute of Technology
3.96%, 07/01/38 .................. 205 184,092
Series F, 2.99%, 07/01/50 ............ 385 247,502
Series G, 2.29%, 07/01/51 ........... 451 245,022
3.07%, 04/01/52 .................. 472 302,600
5.62%, 06/01/55 .................. 135 131,888
5.60%, 07/01/2111 ................ 404 376,354
4.68%, 07/01/2114 ................ 1,338 1,040,729
3.89%, 07/01/2116 ................ 143 92,730
Mavis Tire Express Services Topco Corp.,
6.50%, 05/15/29
(d)
................ 765 753,767
Northeastern University, Series 2020, 2.89%,
10/01/50
(c)
..................... 268 168,976
Northwestern University
4.94%, 12/01/35 .................. 475 466,770
4.64%, 12/01/44 .................. 548 504,211
Series 2020, 2.64%, 12/01/50 ......... 253 150,845
Series 2017, 3.66%, 12/01/57 ......... 369 256,889
President & Fellows of Harvard College
4.61%, 02/15/35
(c)
................. 1,145 1,111,809
6.50%, 01/15/39
(d)
................. 165 179,087
4.88%, 10/15/40 .................. 15 14,408
3.15%, 07/15/46 .................. 571 397,376
2.52%, 10/15/50 .................. 526 304,609
3.75%, 11/15/52 .................. 45 32,696
3.30%, 07/15/56 .................. 616 397,866
Rentokil Terminix Funding LLC
(d)
5.00%, 04/28/30 .................. 600 597,298
5.63%, 04/28/35 .................. 475 468,461
Rentokil Terminix Funding plc, 4.63%,
04/23/31
(d)
..................... 1,500 1,457,004
Service Corp. International
4.63%, 12/15/27 .................. 560 556,542
5.13%, 06/01/29 .................. 885 877,946
3.38%, 08/15/30 .................. 983 909,650
4.00%, 05/15/31 .................. 965 901,997
5.75%, 10/15/32 .................. 950 943,220
Signal Parent, Inc., 6.13%, 04/01/29
(d)
..... 322 64,056
Sotheby's
(d)
5.88%, 06/01/29 .................. 320 308,976
8.25%, 04/15/31 .................. 1,235 1,231,870
StoneMor, Inc., 8.50%, 05/15/29
(d)
........ 400 397,947
Thomas Jefferson University, 3.85%, 11/01/57 272 186,201
Trustees of Boston College, 3.13%, 07/01/52 . 290 189,307
Trustees of Columbia University in the City
of New York (The), Series 2024, 4.36%,
10/01/35 ...................... 210 198,943
Trustees of Dartmouth College, 4.27%,
06/01/30 ...................... 185 182,924
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Trustees of Princeton University (The)
4.65%, 07/01/30 .................. USD 90 $ 90,166
5.70%, 03/01/39 .................. 347 356,317
Series 2020, 2.52%, 07/01/50 ......... 408 242,622
4.20%, 03/01/52 .................. 220 174,062
Trustees of the University of Pennsylvania (The)
Series 2020, 2.40%, 10/01/50 ......... 310 173,459
4.67%, 09/01/2112 ................ 30 23,348
3.61%, 02/15/2119 ................ 255 152,291
University of Chicago (The)
Series 20B, 2.76%, 04/01/45 .......... 85 65,881
Series C, 2.55%, 04/01/50 ........... 276 173,576
4.00%, 10/01/53 .................. 190 145,170
University of Miami, Series 2022, 4.06%,
04/01/52 ...................... 216 162,203
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45 ......... 304 226,679
Series 2017, 3.39%, 02/15/48 ......... 400 285,347
University of Southern California
3.03%, 10/01/39 .................. 763 611,095
Series 2017, 3.84%, 10/01/47 ......... 483 373,945
2.81%, 10/01/50 .................. 115 70,053
Series 21A, 2.95%, 10/01/51 .......... 345 213,185
4.98%, 10/01/53 .................. 380 334,229
5.25%, 10/01/2111 ................ 255 220,274
Series A, 3.23%, 10/01/2120 .......... 208 111,095
Wand NewCo 3, Inc., 7.63%, 01/30/32
(d)
.... 1,465 1,505,548
Washington University (The)
Series 2022, 3.52%, 04/15/54 ......... 360 250,569
4.35%, 04/15/2122 ................ 124 88,632
William Marsh Rice University
3.57%, 05/15/45 .................. 335 256,575
3.77%, 05/15/55 .................. 295 214,496
Yale University
Series 2020, 1.48%, 04/15/30 ......... 473 424,057
Series 2025, 4.70%, 04/15/32 ......... 85 84,607
Series 2020, 2.40%, 04/15/50
(c)
........ 498 285,114
35,488,953
Diversified REITs — 0.2%
American Assets Trust LP
3.38%, 02/01/31 .................. 745 675,562
6.15%, 10/01/34 .................. 560 556,785
Broadstone Net Lease LLC
2.60%, 09/15/31 .................. 510 448,466
5.00%, 11/01/32 .................. 315 308,627
CFE Fibra E, 5.88%, 09/23/40
(e)
......... 777 748,588
Digital Realty Trust LP
3.70%, 08/15/27 .................. 1,055 1,046,361
5.55%, 01/15/28 .................. 940 950,052
4.45%, 07/15/28 .................. 1,188 1,180,501
3.60%, 07/01/29 .................. 1,249 1,206,019
Equinix Asia Financing Corp. Pte. Ltd., 4.40%,
03/15/31 ...................... 915 883,862
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30 .................. 1,665 1,626,239
5.25%, 08/15/31 .................. 700 696,064
4.70%, 03/15/33 .................. 1,370 1,307,036
5.50%, 06/15/34 .................. 905 894,571
Fibra SOMA Trust F/6185, 7.13%, 05/28/36
(e)
. 1,000 981,548
Global Net Lease, Inc.
(d)
3.75%, 12/15/27 .................. 495 484,187
4.50%, 09/30/28 .................. 770 751,497
GLP Capital LP
5.75%, 06/01/28 .................. 1,118 1,127,561

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
5.30%, 01/15/29 .................. USD 1,227 $ 1,228,306
4.00%, 01/15/30 .................. 1,090 1,041,164
4.00%, 01/15/31 .................. 900 843,641
3.25%, 01/15/32 .................. 835 739,537
5.25%, 02/15/33 .................. 380 366,776
6.75%, 12/01/33 .................. 905 943,104
5.63%, 09/15/34 .................. 940 914,913
5.63%, 03/01/36 .................. 625 599,902
5.75%, 11/01/37 .................. 800 767,188
6.25%, 09/15/54
(c)
................. 615 582,901
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(d)
....... 845 802,570
Prologis Targeted US Logistics Fund LP
(d)
5.25%, 04/01/29 .................. 715 721,429
4.25%, 01/15/31 .................. 660 636,816
4.63%, 03/15/33 .................. 595 568,861
5.50%, 04/01/34 .................. 745 744,288
5.25%, 01/15/35 .................. 385 377,348
4.75%, 01/15/36 .................. 650 608,242
Rayonier LP, 2.75%, 05/17/31 .......... 580 517,669
Safehold GL Holdings LLC
2.80%, 06/15/31 .................. 1,075 961,614
2.85%, 01/15/32 .................. 190 167,703
6.10%, 04/01/34 .................. 355 365,684
5.65%, 01/15/35 .................. 435 431,170
Simon Property Group LP
3.38%, 12/01/27 .................. 749 738,037
1.75%, 02/01/28 .................. 1,251 1,201,005
2.45%, 09/13/29 .................. 1,770 1,653,803
2.65%, 07/15/30 .................. 980 903,414
4.38%, 10/01/30 .................. 475 466,358
4.30%, 01/15/31 .................. 1,200 1,169,427
2.20%, 02/01/31 .................. 950 846,082
2.25%, 01/15/32 .................. 825 715,528
2.65%, 02/01/32 .................. 940 831,824
5.50%, 03/08/33 .................. 655 665,488
6.25%, 01/15/34 .................. 750 790,089
4.75%, 09/26/34 .................. 1,590 1,522,777
5.13%, 10/01/35
(c)
................. 720 705,760
6.75%, 02/01/40 .................. 507 555,357
4.75%, 03/15/42 .................. 694 614,831
4.25%, 10/01/44 .................. 587 475,455
4.25%, 11/30/46 .................. 665 526,565
3.25%, 09/13/49 .................. 1,230 805,045
3.80%, 07/15/50 .................. 715 512,740
5.85%, 03/08/53 .................. 610 590,256
6.65%, 01/15/54 .................. 1,080 1,155,541
Trust Fibra Uno
(e)
4.87%, 01/15/30 .................. 273 260,973
7.70%, 01/23/32 .................. 600 632,208
7.38%, 02/13/34 .................. 400 419,793
6.95%, 01/30/44 .................. 200 193,729
6.39%, 01/15/50 .................. 670 597,408
Uniti Group LP
(d)
4.75%, 04/15/28 .................. 618 616,196
6.50%, 02/15/29 .................. 1,323 1,305,550
6.00%, 01/15/30 .................. 790 755,272
8.63%, 06/15/32 .................. 1,995 2,037,394
Series Feb, 8.63%, 06/15/32 .......... 120 122,707
VICI Properties LP
4.50%, 01/15/28
(d)
................. 1,180 1,169,840
4.75%, 02/15/28 .................. 900 898,192
4.75%, 04/01/28 .................. 210 209,479
3.88%, 02/15/29
(d)
................. 930 901,127
4.63%, 12/01/29
(d)
................. 1,709 1,669,287
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
4.95%, 02/15/30 .................. USD 1,390 $ 1,374,498
4.13%, 08/15/30
(d)
................. 975 926,389
5.13%, 11/15/31 .................. 595 584,175
5.13%, 05/15/32 .................. 1,401 1,366,409
5.75%, 04/01/34 .................. 270 268,385
5.63%, 04/01/35 .................. 1,190 1,166,173
5.63%, 05/15/52 .................. 1,530 1,340,960
6.13%, 04/01/54
(c)
................. 765 714,733
Vornado Realty LP
3.40%, 06/01/31 .................. 390 354,844
5.75%, 02/01/33 .................. 570 564,318
WP Carey, Inc.
3.85%, 07/15/29 .................. 710 691,234
4.65%, 07/15/30 .................. 360 354,728
2.40%, 02/01/31 .................. 670 597,953
2.45%, 02/01/32 .................. 485 419,759
2.25%, 04/01/33 .................. 472 391,031
5.38%, 06/30/34 .................. 520 516,298
5.20%, 09/15/36 .................. 385 370,960
Yuexiu REIT MTN Co. Ltd., 6.50%, 02/12/29
(e)
400 407,410
72,449,146
Diversified Telecommunication Services — 1.1%
Altice Financing SA
(d)
5.00%, 01/15/28 .................. 1,200 764,619
5.75%, 08/15/29 .................. 2,283 1,445,842
Altice France SA
(d)
9.50%, 11/01/29 .................. 1,531 1,551,021
6.88%, 10/15/30 .................. 931 908,664
6.50%, 10/15/31 .................. 435 420,645
6.50%, 04/15/32 .................. 2,366 2,291,427
6.88%, 07/15/32 .................. 1,869 1,814,667
APLD ComputeCo 2 LLC, 6.75%, 03/15/31
(d)
. 2,540 2,483,752
APLD ComputeCo 3 LLC, 7.00%, 06/15/31
(d)
. 2,040 1,991,354
APLD ComputeCo LLC, 9.25%, 12/15/30
(d)
.. 2,617 2,781,277
AT&T, Inc.
1.65%, 02/01/28 .................. 2,696 2,578,082
4.10%, 02/15/28 .................. 2,040 2,021,334
4.35%, 03/01/29 .................. 4,268 4,216,264
4.30%, 02/15/30 .................. 4,342 4,245,400
4.70%, 08/15/30 .................. 1,510 1,490,694
4.40%, 04/30/31 .................. 1,425 1,385,307
2.75%, 06/01/31 .................. 3,451 3,107,861
2.25%, 02/01/32 .................. 2,662 2,285,480
4.55%, 11/01/32 .................. 1,565 1,503,285
4.75%, 04/30/33 .................. 2,060 1,978,140
2.55%, 12/01/33 .................. 4,323 3,559,974
5.40%, 02/15/34 .................. 3,475 3,449,055
4.50%, 05/15/35 .................. 3,135 2,877,155
5.38%, 08/15/35 .................. 1,610 1,575,828
4.90%, 11/01/35 .................. 1,675 1,578,644
5.13%, 04/30/36 .................. 1,480 1,409,948
5.25%, 10/30/36 .................. 1,705 1,624,016
5.25%, 03/01/37 .................. 1,780 1,693,140
4.90%, 08/15/37 .................. 870 802,735
6.30%, 01/15/38 .................. 670 686,284
6.55%, 02/15/39 .................. 365 382,076
4.85%, 03/01/39 .................. 1,265 1,129,053
6.00%, 08/15/40 .................. 490 483,699
5.35%, 09/01/40 .................. 710 660,237
6.38%, 03/01/41 .................. 652 667,461
3.50%, 06/01/41 .................. 2,764 2,035,754
5.55%, 08/15/41 .................. 1,100 1,028,396
5.15%, 03/15/42 .................. 456 399,982
4.30%, 12/15/42 .................. 1,550 1,210,101

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
3.10%, 02/01/43 .................. USD 625 $ 425,779
4.65%, 06/01/44 .................. 584 470,039
4.80%, 06/15/44 .................. 772 630,397
4.35%, 06/15/45 .................. 1,160 880,913
4.85%, 07/15/45 .................. 436 359,346
5.55%, 11/01/45 .................. 1,350 1,189,219
5.85%, 04/30/46 .................. 1,755 1,596,742
4.75%, 05/15/46 .................. 2,210 1,754,890
5.15%, 11/15/46 .................. 785 656,482
5.65%, 02/15/47 .................. 975 879,198
5.45%, 03/01/47 .................. 837 732,023
4.50%, 03/09/48 .................. 1,920 1,444,978
4.55%, 03/09/49 .................. 1,025 771,489
5.15%, 02/15/50 .................. 911 756,865
3.65%, 06/01/51 .................. 3,254 2,064,730
3.30%, 02/01/52 .................. 1,005 591,367
3.50%, 09/15/53 .................. 8,432 5,093,128
5.70%, 11/01/54 .................. 1,850 1,596,273
3.55%, 09/15/55 .................. 8,167 4,897,781
6.00%, 04/30/56 .................. 2,145 1,927,872
6.05%, 08/15/56 .................. 1,600 1,448,733
6.20%, 10/30/56 .................. 1,770 1,635,862
5.70%, 03/01/57 .................. 567 504,155
3.80%, 12/01/57 .................. 5,676 3,510,048
3.65%, 09/15/59 .................. 6,424 3,811,704
3.85%, 06/01/60 .................. 1,735 1,074,214
3.50%, 02/01/61 .................. 865 493,557
6.30%, 10/30/66 .................. 1,190 1,094,444
Beacon Point DC LLC, 6.13%, 11/30/42
(d)
... 5,075 4,859,587
Bell Canada, 4.46%, 04/01/48 .......... 45 35,780
Bell Telephone Co. of Canada or Bell Canada
Series US-5, 2.15%, 02/15/32 ......... 40 34,519
5.10%, 05/11/33 .................. 1,260 1,235,917
5.20%, 02/15/34 .................. 890 870,441
5.45%, 11/15/36 .................. 720 695,051
4.30%, 07/29/49 .................. 55 42,457
Series US-4, 3.65%, 03/17/51 ......... 50 34,329
5.55%, 02/15/54
(c)
................. 1,095 980,372
Black Pearl Compute LLC, 6.13%, 02/15/31
(d)
. 2,321 2,316,584
British Telecommunications Ltd.
(h)
5.13%, 12/04/28 .................. 875 880,114
3.25%, 11/08/29
(d)
................. 1,235 1,172,340
9.63%, 12/15/30 .................. 3,577 4,180,774
4.25%, 11/08/49
(d)
................. 972 729,904
CCO Holdings LLC
5.00%, 02/01/28
(d)
................. 2,612 2,582,684
5.38%, 06/01/29
(d)
................. 2,070 2,012,886
6.38%, 09/01/29
(d)
................. 1,685 1,674,692
4.75%, 03/01/30
(d)
................. 3,815 3,564,935
4.50%, 08/15/30
(d)
................. 3,247 2,964,312
4.25%, 02/01/31
(d)
................. 3,703 3,278,398
7.38%, 03/01/31
(c)(d)
................ 1,117 1,111,899
4.75%, 02/01/32
(c)(d)
................ 1,425 1,245,183
4.50%, 05/01/32 .................. 3,460 2,984,334
7.00%, 02/01/33
(d)
................. 2,150 2,059,791
4.50%, 06/01/33
(c)(d)
................ 2,490 2,117,897
4.25%, 01/15/34
(c)(d)
................ 2,368 1,937,082
7.38%, 02/01/36
(c)(d)
................ 1,560 1,485,547
Cipher Compute LLC, 7.13%, 11/15/30
(d)
.... 2,026 2,066,482
Comcast Corp.
3.15%, 02/15/28 .................. 50 48,852
3.55%, 05/01/28 .................. 55 53,949
4.15%, 10/15/28 .................. 325 320,815
4.55%, 01/15/29 .................. 150 149,200
2.65%, 02/01/30 .................. 2,404 2,217,123
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
3.40%, 04/01/30 .................. USD 1,563 $ 1,472,719
4.25%, 10/15/30 .................. 1,715 1,659,762
1.95%, 01/15/31 .................. 2,344 2,047,184
1.50%, 02/15/31 .................. 2,324 1,983,453
4.95%, 05/15/32 .................. 680 670,618
5.50%, 11/15/32
(c)
................. 1,314 1,332,990
4.25%, 01/15/33 .................. 2,206 2,062,187
4.65%, 02/15/33 .................. 1,290 1,232,854
7.05%, 03/15/33 .................. 991 1,078,380
4.80%, 05/15/33 .................. 1,380 1,327,068
5.30%, 06/01/34 .................. 1,365 1,339,452
4.20%, 08/15/34 .................. 1,512 1,369,397
5.30%, 05/15/35
(c)
................. 870 849,038
5.65%, 06/15/35 .................. 977 970,936
4.40%, 08/15/35 .................. 1,336 1,206,170
6.50%, 11/15/35 .................. 915 961,142
3.20%, 07/15/36
(c)
................. 1,452 1,173,273
5.17%, 01/15/37
(d)
................. 4,345 4,047,351
6.45%, 03/15/37 .................. 689 710,199
6.95%, 08/15/37 .................. 621 659,548
3.90%, 03/01/38 .................. 1,355 1,106,013
4.60%, 10/15/38 .................. 1,008 876,866
6.55%, 07/01/39 .................. 389 396,307
3.25%, 11/01/39 .................. 1,455 1,057,610
3.75%, 04/01/40 .................. 1,710 1,313,841
4.65%, 07/15/42 .................. 774 622,006
4.75%, 03/01/44 .................. 782 630,223
4.60%, 08/15/45 .................. 998 770,628
3.40%, 07/15/46 .................. 1,542 977,040
4.00%, 08/15/47 .................. 1,089 744,832
3.97%, 11/01/47 .................. 2,242 1,515,924
4.00%, 03/01/48 .................. 1,205 819,443
4.70%, 10/15/48 .................. 2,056 1,552,401
4.00%, 11/01/49 .................. 2,372 1,583,391
3.45%, 02/01/50 .................. 2,227 1,345,061
2.80%, 01/15/51 .................. 2,008 1,056,958
2.89%, 11/01/51 .................. 6,168 3,263,412
2.45%, 08/15/52 .................. 1,741 829,698
4.05%, 11/01/52 .................. 1,394 922,427
5.35%, 05/15/53 .................. 1,850 1,504,502
5.65%, 06/01/54
(c)
................. 1,795 1,523,094
6.05%, 05/15/55
(c)
................. 1,155 1,043,773
2.94%, 11/01/56 .................. 6,620 3,340,978
4.95%, 10/15/58 .................. 1,484 1,107,554
2.65%, 08/15/62 .................. 1,483 667,027
2.99%, 11/01/63 .................. 4,529 2,194,330
5.50%, 05/15/64
(c)
................. 1,425 1,141,826
Connect Holding II LLC, 10.50%, 04/03/31
(d)
. 2,655 2,599,589
Core Scientific Finance I LLC, 7.75%,
05/15/31
(d)
..................... 3,915 3,835,272
Deutsche Telekom AG, 3.63%, 01/21/50
(c)(d)
.. 1,780 1,222,622
Deutsche Telekom International Finance BV
4.38%, 06/21/28
(d)
................. 2,240 2,227,684
8.25%, 06/15/30
(g)
................. 3,935 4,381,624
9.25%, 06/01/32 .................. 679 817,557
4.75%, 06/21/38
(d)
................. 890 825,164
4.88%, 03/06/42
(d)
................. 1,185 1,043,381
Edged Compute LLC, 7.50%, 04/30/31
(d)
.... 1,556 1,469,138
ELK Grove Village Property LLC, 7.50%,
06/15/31
(d)
..................... 1,095 1,053,756
Embarq LLC, 8.00%, 06/01/36 .......... 1,160 288,333
Fibercop SpA
(d)
Series 2033, 6.38%, 11/15/33 ......... 540 531,674
Series 2034, 6.00%, 09/30/34 ......... 769 740,978
Series 2036, 7.20%, 07/18/36 ......... 554 562,408

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Series 2038, 7.72%, 06/04/38 ......... USD 545 $ 565,050
Flash Compute LLC, 7.25%, 12/31/30
(d)
.... 1,538 1,553,879
Galaxy Helios Data Centers II LLC, 9.88%,
08/01/31
(d)
..................... 2,020 2,028,817
Grupo Televisa SAB
6.63%, 01/15/40 .................. 750 653,884
5.00%, 05/13/45 .................. 795 544,830
6.13%, 01/31/46
(c)
................. 1,105 853,813
5.25%, 05/24/49 .................. 695 472,851
HKT Capital No. 5 Ltd., 3.25%, 09/30/29
(e)
... 400 382,852
HKT Capital No. 6 Ltd., 3.00%, 01/18/32
(e)
... 1,000 904,816
HUT 8 DC LLC, 6.19%, 11/15/42
(d)
....... 900 873,483
IHS Holding Ltd.
(e)
6.25%, 11/29/28 .................. 800 796,197
7.88%, 05/29/30 .................. 600 616,678
8.25%, 11/29/31 .................. 600 626,549
Koninklijke KPN NV, 8.38%, 10/01/30 ..... 375 421,786
KT Corp.
(e)
4.13%, 02/02/28 .................. 400 396,681
4.38%, 01/03/29 .................. 600 594,723
Level 3 Financing, Inc.
(d)
3.75%, 07/15/29 .................. 67 63,917
6.88%, 06/30/33 .................. 2,255 2,283,533
7.00%, 03/31/34 .................. 2,835 2,885,649
8.50%, 01/15/36 .................. 2,118 2,201,819
7.50%, 02/15/37 .................. 2,600 2,581,246
Lumen Technologies, Inc.
4.50%, 01/15/29
(d)
................. 355 339,118
5.38%, 06/15/29
(d)
................. 275 263,413
Series P, 7.60%, 09/15/39 ............ 400 370,642
Series U, 7.65%, 03/15/42 ........... 425 385,946
Maya SAS, 7.00%, 04/15/32
(d)
.......... 965 973,922
Meridian Arc Holdco LLC, 6.25%, 04/30/31
(d)
. 6,778 6,515,708
NBN Co. Ltd., 2.50%, 01/08/32
(d)
........ 530 467,343
Ooredoo International Finance Ltd.
3.88%, 01/31/28
(d)
................. 400 393,635
2.63%, 04/08/31
(e)
................. 1,400 1,260,547
4.63%, 10/10/34
(e)
................. 400 386,369
4.50%, 01/31/43
(d)
................. 600 519,207
Orange SA
4.00%, 01/13/29
(d)
................. 50 49,084
4.25%, 01/13/31
(d)
................. 2,220 2,145,111
9.00%, 03/01/31
(g)
................. 2,366 2,725,927
4.75%, 01/13/33
(d)
................. 2,000 1,932,822
5.00%, 01/13/36
(d)
................. 2,000 1,904,429
5.38%, 01/13/42 .................. 795 742,333
5.50%, 02/06/44 .................. 1,149 1,073,925
PR RNO Property Owner 1 LLC, 6.50%,
05/01/31
(d)
..................... 7,260 6,829,224
QTS Fayetteville I Dc1-2 LLC, 5.70%,
04/15/36
(d)
..................... 4,390 4,014,034
Sable International Finance Ltd., 7.13%,
10/15/32
(c)(e)
.................... 1,200 1,184,443
SE Cosmos LLC, 8.88%, 05/01/31
(d)
...... 1,495 1,475,914
SES AMERICOM, Inc., 5.30%, 03/25/44
(d)
... 519 394,549
Singapore Telecommunications Ltd., 7.38%,
12/01/31
(d)
..................... 300 335,868
SingTel Group Treasury Pte. Ltd.
(e)
3.88%, 08/28/28 .................. 600 591,896
2.38%, 08/28/29 .................. 1,000 937,517
1.88%, 06/10/30 .................. 1,000 902,533
Sitios Latinoamerica SAB de CV
(e)
6.00%, 11/25/29 .................. 800 810,696
5.38%, 04/04/32 .................. 1,245 1,223,750
SK Broadband Co. Ltd., 4.88%, 06/28/28
(e)
.. 400 400,102
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Space Exploration Technologies Corp.
(d)
5.35%, 07/15/31 .................. USD 8,170 $ 7,954,240
5.65%, 07/15/33 .................. 6,675 6,393,057
5.88%, 07/15/36 .................. 6,750 6,311,123
6.60%, 07/15/46 .................. 2,580 2,298,483
6.65%, 07/15/56 .................. 3,450 3,033,865
Sprint Capital Corp.
6.88%, 11/15/28 .................. 3,805 3,970,841
8.75%, 03/15/32 .................. 2,885 3,356,429
STC Sukuk Co. II Ltd.
(e)
4.49%, 01/15/31 .................. 1,000 972,696
5.08%, 01/15/36 .................. 1,600 1,571,092
STC Sukuk Co. Ltd., 3.89%, 05/13/29
(e)
.... 1,200 1,160,382
Stingray Compute LLC, 6.00%, 06/15/31
(d)
.. 910 889,218
SV RNO Property Owner 1 LLC, 5.88%,
03/01/31
(d)
..................... 4,445 4,133,035
Telecom Argentina SA
(e)
9.50%, 07/18/31 .................. 850 921,166
9.25%, 05/28/33 .................. 1,800 1,930,111
8.50%, 01/20/36 .................. 700 729,707
Telecom Italia Capital SA
6.38%, 11/15/33 .................. 556 573,612
6.00%, 09/30/34 .................. 531 537,052
7.20%, 07/18/36 .................. 596 643,231
7.72%, 06/04/38 .................. 633 708,055
Telefonica Emisiones SA
7.05%, 06/20/36 .................. 2,666 2,868,908
4.67%, 03/06/38 .................. 981 868,554
5.21%, 03/08/47 .................. 2,661 2,241,690
4.90%, 03/06/48 .................. 1,150 925,119
5.52%, 03/01/49 .................. 1,128 984,461
TELUS Corp.
3.70%, 09/15/27 .................. 635 628,091
3.40%, 05/13/32 .................. 1,115 1,002,866
4.60%, 11/16/48 .................. 410 328,956
4.30%, 06/15/49 .................. 165 126,037
Total Play Telecomunicaciones SA de CV,
11.13%, 12/31/32
(c)(e)
.............. 1,270 1,244,600
TT Varlik Kiralama A/S, 6.50%, 10/30/30
(e)
... 800 785,242
Turk Telekomunikasyon A/S
(e)
7.38%, 05/20/29 .................. 600 608,066
6.95%, 10/07/32 .................. 600 589,621
Uniti Services LLC, 7.50%, 10/15/33
(d)
..... 1,400 1,431,670
Verizon Communications, Inc.
2.10%, 03/22/28 .................. 2,792 2,682,459
4.33%, 09/21/28 .................. 1,744 1,731,924
3.88%, 02/08/29 .................. 1,480 1,449,892
4.02%, 12/03/29 .................. 3,943 3,848,345
3.15%, 03/22/30 .................. 1,547 1,456,581
1.50%, 09/18/30 .................. 1,460 1,274,293
1.68%, 10/30/30 .................. 981 858,226
7.75%, 12/01/30 .................. 1,980 2,189,034
1.75%, 01/20/31 .................. 2,705 2,356,839
2.55%, 03/21/31 .................. 4,388 3,944,826
2.36%, 03/15/32 .................. 6,067 5,253,073
4.75%, 01/15/33 .................. 1,905 1,846,157
5.05%, 05/09/33 .................. 1,780 1,758,524
4.50%, 08/10/33 .................. 2,693 2,552,545
6.40%, 09/15/33 .................. 520 552,911
4.40%, 11/01/34 .................. 2,164 2,008,670
4.78%, 02/15/35 .................. 2,370 2,235,505
5.25%, 04/02/35 .................. 2,290 2,232,589
5.85%, 09/15/35 .................. 610 621,299
4.27%, 01/15/36 .................. 1,680 1,502,967
5.00%, 01/15/36 .................. 3,185 3,021,606

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
5.25%, 03/16/37 .................. USD 1,720 $ 1,650,091
5.40%, 07/02/37 .................. 2,873 2,778,832
4.81%, 03/15/39 .................. 1,423 1,278,570
2.65%, 11/20/40 .................. 3,615 2,459,497
3.40%, 03/22/41 .................. 4,005 2,970,192
2.85%, 09/03/41 .................. 1,245 848,872
4.75%, 11/01/41 .................. 804 703,393
3.85%, 11/01/42 .................. 955 728,373
6.55%, 09/15/43 .................. 1,204 1,232,032
5.75%, 11/30/45 .................. 2,195 2,029,932
4.13%, 08/15/46 .................. 1,188 886,651
4.86%, 08/21/46 .................. 2,837 2,335,910
5.50%, 03/16/47 .................. 735 662,563
4.52%, 09/15/48 .................. 1,454 1,127,339
5.01%, 04/15/49 .................. 890 742,298
4.00%, 03/22/50 .................. 1,500 1,079,538
2.88%, 11/20/50 .................. 3,058 1,748,787
3.55%, 03/22/51 .................. 5,090 3,329,082
3.88%, 03/01/52 .................. 1,110 762,037
5.50%, 02/23/54
(c)
................. 1,275 1,126,352
5.01%, 08/21/54 .................. 880 719,601
4.67%, 03/15/55 .................. 852 650,870
5.88%, 11/30/55 .................. 4,310 3,937,598
2.99%, 10/30/56 .................. 3,725 2,035,200
3.00%, 11/20/60 .................. 1,900 1,022,881
3.70%, 03/22/61 .................. 3,668 2,297,385
6.00%, 11/30/65 .................. 1,785 1,619,377
Virgin Media Finance plc, 5.00%, 07/15/30
(d)
. 910 559,844
Virgin Media Secured Finance plc
(d)
5.50%, 05/15/29 .................. 1,651 1,482,284
4.50%, 08/15/30 .................. 1,305 1,072,187
Windstream Services LLC, 8.25%, 10/01/31
(d)
2,615 2,717,651
WULF Compute LLC, 7.75%, 10/15/30
(d)
.... 3,653 3,795,537
Yondr JK 1 LLC, 6.88%, 06/30/31
(d)
....... 810 771,519
Zayo Group Holdings, Inc., 9.00%, 09/09/30
(d)(g)
1,000 985,265
472,515,318
Electric Utilities — 2.0%
Acwa Power Management & Investments One
Ltd., 5.95%, 12/15/39
(e)
............. 355 347,443
Adani Electricity Mumbai Ltd., 3.95%,
02/12/30
(e)
..................... 1,200 1,124,880
Adani Transmission Step-One Ltd., 4.25%,
05/21/36
(e)
..................... 318 284,120
ADM Elektrik Dagitim A/S, 9.50%, 02/05/31
(e)
. 600 574,500
AEP Texas, Inc.
3.95%, 06/01/28 .................. 165 162,762
5.45%, 05/15/29 .................. 690 701,073
Series I, 2.10%, 07/01/30 ............ 775 696,743
4.70%, 05/15/32 .................. 350 342,128
5.40%, 06/01/33 .................. 490 489,367
5.70%, 05/15/34 .................. 800 809,127
Series Q, 5.20%, 04/15/36 ........... 820 791,991
3.80%, 10/01/47 .................. 505 356,201
Series G, 4.15%, 05/01/49 ........... 480 353,027
Series H, 3.45%, 01/15/50 ........... 452 294,735
3.45%, 05/15/51 .................. 320 204,476
5.25%, 05/15/52 .................. 740 636,431
5.85%, 10/15/55 .................. 940 873,720
AEP Transmission Co. LLC
5.15%, 04/01/34 .................. 575 568,395
5.38%, 06/15/35 .................. 395 392,615
5.25%, 06/01/36 .................. 345 339,080
4.00%, 12/01/46 .................. 390 298,102
3.75%, 12/01/47 .................. 597 430,960
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.25%, 09/15/48 .................. USD 420 $ 326,596
3.80%, 06/15/49 .................. 430 306,993
3.15%, 09/15/49 .................. 450 285,874
Series M, 3.65%, 04/01/50 ........... 670 465,871
Series N, 2.75%, 08/15/51 ........... 435 250,026
Series O, 4.50%, 06/15/52 ........... 725 574,892
5.40%, 03/15/53 .................. 846 768,174
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(e)
..................... 1,481 1,391,506
AL Jawaher Assets Co. Spc, 4.66%, 10/29/30
(e)
600 582,913
Alabama Power Co.
3.75%, 09/01/27 .................. 330 327,719
Series 20-A, 1.45%, 09/15/30 ......... 810 708,344
Series C, 4.30%, 03/15/31 ........... 510 497,286
3.05%, 03/15/32 .................. 365 331,308
3.94%, 09/01/32 .................. 765 724,293
5.85%, 11/15/33 .................. 1,245 1,286,557
5.10%, 04/02/35 .................. 675 665,218
6.13%, 05/15/38 .................. 350 366,008
6.00%, 03/01/39 .................. 375 385,027
3.85%, 12/01/42 .................. 314 245,635
4.15%, 08/15/44 .................. 639 507,733
3.75%, 03/01/45 .................. 748 557,469
4.30%, 01/02/46 .................. 495 395,618
Series B, 3.70%, 12/01/47 ............ 567 405,978
Series A, 4.30%, 07/15/48 ............ 578 455,561
3.45%, 10/01/49 .................. 763 513,463
3.13%, 07/15/51 .................. 760 474,791
3.00%, 03/15/52 .................. 608 368,311
Alfa Desarrollo SpA, 4.55%, 09/27/51
(e)
.... 1,226 953,308
Alliant Energy Finance LLC
(d)
4.25%, 06/15/28 .................. 443 438,602
5.95%, 03/30/29 .................. 625 639,655
3.60%, 03/01/32 .................. 135 124,009
Alpha Generation LLC
(d)
6.75%, 10/15/32 .................. 1,157 1,167,119
6.25%, 01/15/34 .................. 870 850,980
American Electric Power Co., Inc.
5.75%, 11/01/27 .................. 620 628,182
3.20%, 11/13/27 .................. 595 584,341
Series J, 4.30%, 12/01/28 ............ 680 673,842
5.20%, 01/15/29 .................. 1,135 1,146,924
2.30%, 03/01/30 .................. 954 872,407
5.95%, 11/01/32 .................. 600 624,116
5.63%, 03/01/33 .................. 739 754,460
3.25%, 03/01/50 .................. 405 259,371
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.68%), 6.95%,
12/15/54
(g)
.................... 705 742,032
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 7.05%,
12/15/54
(g)
.................... 310 320,118
American Transmission Co. LLC, 5.75%,
04/01/56
(d)
..................... 150 141,656
American Transmission Systems, Inc.
(d)
2.65%, 01/15/32 .................. 745 658,581
5.00%, 09/01/44 .................. 585 512,997
Appalachian Power Co.
Series AA, 2.70%, 04/01/31 ........... 805 728,089
Series BB, 4.50%, 08/01/32 ........... 810 783,759
5.65%, 04/01/34 .................. 360 363,534
7.00%, 04/01/38 .................. 735 805,218
4.40%, 05/15/44 .................. 360 289,760
4.45%, 06/01/45 .................. 355 283,368
Series Y, 4.50%, 03/01/49 ............ 465 365,683

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series Z, 3.70%, 05/01/50 ............ USD 660 $ 452,790
Arizona Public Service Co.
2.95%, 09/15/27 .................. 475 466,725
2.60%, 08/15/29 .................. 794 744,545
2.20%, 12/15/31 .................. 665 573,871
6.35%, 12/15/32 .................. 485 511,081
5.55%, 08/01/33 .................. 585 590,775
5.70%, 08/15/34 .................. 745 755,931
5.10%, 03/15/36 .................. 640 616,627
5.05%, 09/01/41 .................. 482 439,172
4.50%, 04/01/42 .................. 501 422,174
4.35%, 11/15/45 .................. 798 630,579
3.75%, 05/15/46 .................. 590 427,357
4.20%, 08/15/48 .................. 542 411,075
4.25%, 03/01/49 .................. 525 397,730
3.50%, 12/01/49 .................. 598 398,311
3.35%, 05/15/50 .................. 900 579,809
2.65%, 09/15/50 .................. 745 428,095
5.90%, 08/15/55 .................. 710 677,082
Atlantic City Electric Co.
4.00%, 10/15/28 .................. 933 920,578
2.30%, 03/15/31 .................. 620 552,211
Atlantica Transmision Sur SA, 6.88%,
04/30/43
(c)(e)
.................... 526 556,837
Ausgrid Finance Pty. Ltd., 4.35%, 08/01/28
(d)
. 545 539,436
Avangrid, Inc., 3.80%, 06/01/29 ......... 807 783,878
Axia Energia SA
(e)
4.63%, 02/04/30 .................. 1,000 960,452
6.50%, 01/11/35
(c)
................. 800 797,591
Baltimore Gas & Electric Co.
2.25%, 06/15/31 .................. 758 669,957
5.15%, 06/01/33 .................. 680 675,273
5.30%, 06/01/34 .................. 635 631,931
5.45%, 06/01/35 .................. 1,575 1,569,369
6.35%, 10/01/36 .................. 415 438,951
3.50%, 08/15/46 .................. 530 369,932
3.75%, 08/15/47 .................. 478 342,251
4.25%, 09/15/48 .................. 460 355,433
3.20%, 09/15/49 .................. 446 283,989
2.90%, 06/15/50 .................. 585 348,863
4.55%, 06/01/52 .................. 670 528,084
5.40%, 06/01/53 .................. 765 684,581
5.65%, 06/01/54 .................. 405 376,113
6.05%, 06/01/56 .................. 770 751,112
Buffalo Energy Mexico Holdings, 7.88%,
02/15/39
(e)
..................... 595 618,944
California Buyer Ltd., 6.38%, 02/15/32
(d)
.... 1,190 1,173,322
Capital Power US Holdings, Inc.
(d)
5.26%, 06/01/28 .................. 195 195,614
6.19%, 06/01/35 .................. 110 111,293
Castle Peak Power Finance Co. Ltd.
(e)
2.20%, 06/22/30 .................. 600 545,583
2.13%, 03/03/31 .................. 400 356,236
Celeo Redes Operacion Chile SA, 5.20%,
06/22/47
(d)
..................... 361 330,735
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28 .................. 895 905,322
4.80%, 03/15/30 .................. 715 713,624
Series AE, 2.35%, 04/01/31 ........... 673 601,678
Series AG, 3.00%, 03/01/32 .......... 845 764,058
Series ai., 4.45%, 10/01/32 ........... 405 392,529
Series K2, 6.95%, 03/15/33 ........... 273 298,266
4.95%, 04/01/33 .................. 840 827,056
5.15%, 03/01/34 .................. 590 584,687
5.05%, 03/01/35 .................. 595 580,269
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series AQ, 4.95%, 08/15/35 .......... USD 435 $ 421,129
Series AR, 4.85%, 04/01/36 ........... 440 421,089
3.55%, 08/01/42 .................. 620 472,036
4.50%, 04/01/44 .................. 705 591,896
3.95%, 03/01/48 .................. 528 396,894
Series AC, 4.25%, 02/01/49 ........... 375 292,909
Series AD, 2.90%, 07/01/50 ........... 523 319,089
Series AF, 3.35%, 04/01/51 ........... 835 551,397
Series AH, 3.60%, 03/01/52 ........... 565 388,227
Series AJ, 4.85%, 10/01/52 ........... 1,775 1,503,450
5.30%, 04/01/53 .................. 575 519,813
Central International Development BVI Ltd.,
5.10%, 08/19/27
(e)
................ 400 401,330
CGNPC International Ltd., 3.75%, 12/11/27
(e)
. 200 197,609
Chile Electricity PEC SpA, 0.00%, 01/25/28
(e)(j)
4 3,445
China Huaneng Group Hong Kong Treasury
Management Holding Ltd.
(e)
(3-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.67%),
4.15%
(g)(i)
..................... 1,267 1,256,307
3.00%, 12/10/29 .................. 1,000 951,532
2.70%, 01/20/31 .................. 200 184,638
China Southern Power Grid International
Finance BVI 2018 Co. Ltd., 4.25%,
09/18/28
(e)
..................... 1,000 992,593
Chpe LLC
(d)
4.88%, 06/30/31 .................. 730 719,181
5.10%, 06/30/33 .................. 545 534,670
5.35%, 06/30/36 .................. 715 696,334
5.88%, 06/29/46 .................. 490 471,425
Cleco Corporate Holdings LLC, 4.97%,
05/01/46 ...................... 660 541,454
Cleco Power LLC, 5.30%, 01/15/36
(d)
...... 380 370,710
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28
(d)
................. 480 469,648
4.55%, 11/15/30
(d)
................. 460 448,782
5.95%, 12/15/36 .................. 425 431,227
CLP Power HK Finance Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.01%), 5.45%
(e)(g)(i)
......... 600 610,610
CLP Power Hong Kong Financing Ltd.
(e)
3.38%, 10/26/27 .................. 800 788,334
2.13%, 06/30/30 .................. 600 545,181
2.25%, 07/21/31 .................. 200 178,378
Commonwealth Edison Co.
Series 122, 2.95%, 08/15/27 .......... 805 793,725
3.70%, 08/15/28 .................. 760 747,126
2.20%, 03/01/30 .................. 592 540,707
4.55%, 06/01/31 .................. 1,295 1,272,665
Series 132, 3.15%, 03/15/32 .......... 430 391,807
4.90%, 02/01/33 .................. 160 158,140
5.30%, 06/01/34 .................. 320 320,654
5.90%, 03/15/36 .................. 702 725,242
6.45%, 01/15/38 .................. 813 871,891
3.80%, 10/01/42 .................. 255 197,718
4.60%, 08/15/43 .................. 490 416,029
4.70%, 01/15/44 .................. 321 276,016
3.70%, 03/01/45 .................. 347 256,276
4.35%, 11/15/45 .................. 466 374,567
3.65%, 06/15/46 .................. 725 522,017
Series 123, 3.75%, 08/15/47 .......... 683 492,988
4.00%, 03/01/48 .................. 825 617,748
4.00%, 03/01/49 .................. 478 356,037
Series 127, 3.20%, 11/15/49 .......... 439 280,107
3.00%, 03/01/50 .................. 587 359,839

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series 130, 3.13%, 03/15/51 .......... USD 710 $ 443,400
Series 131, 2.75%, 09/01/51 .......... 665 381,567
Series 133, 3.85%, 03/15/52 .......... 395 278,604
5.30%, 02/01/53 .................. 580 514,991
5.65%, 06/01/54 .................. 415 386,629
5.95%, 06/01/55 .................. 715 692,847
5.85%, 06/01/56 .................. 1,495 1,434,229
Connecticut Light & Power Co. (The)
4.65%, 01/01/29 .................. 705 703,979
4.95%, 01/15/30 .................. 740 742,955
Series A, 2.05%, 07/01/31 ............ 675 590,452
4.90%, 07/01/33 .................. 520 513,422
4.95%, 08/15/34 .................. 525 511,949
4.30%, 04/15/44 .................. 680 554,074
Series A, 4.15%, 06/01/45 ............ 625 494,346
4.00%, 04/01/48 .................. 782 592,986
5.25%, 01/15/53 .................. 676 604,503
Consorcio Transmantaro SA
(c)(e)
4.70%, 04/16/34 .................. 800 772,450
5.20%, 04/11/38 .................. 600 580,141
Continuum Green Energy India Pvt, 7.50%,
06/26/33
(e)
..................... 742 752,977
ContourGlobal Power Holdings SA, 6.75%,
02/28/30
(d)
..................... 520 529,063
COX Asset Mexico SA de CV
(e)
7.13%, 01/08/32
(c)
................. 1,000 996,729
7.75%, 05/08/36 .................. 1,400 1,402,184
Cumberland Combined Cycle Generation LLC,
5.82%, 05/15/56 ................. 3,190 3,139,278
Dayton Power & Light Co. (The)
4.55%, 08/15/30 .................. 405 396,755
3.95%, 06/15/49 .................. 521 377,485
Dhafrah Pv2 Energy Co. LLC, 5.79%,
06/30/53
(e)
..................... 996 962,384
Dominion Energy South Carolina, Inc.
Series A, 2.30%, 12/01/31 ............ 505 442,680
6.63%, 02/01/32 .................. 371 399,015
5.30%, 05/15/33 .................. 615 618,142
Series 2025, 5.30%, 01/15/35 ......... 515 512,719
6.05%, 01/15/38 .................. 494 512,327
5.45%, 02/01/41 .................. 555 536,193
4.60%, 06/15/43 .................. 694 591,471
6.25%, 10/15/53 .................. 1,440 1,465,388
5.10%, 06/01/65 .................. 510 430,089
DPL LLC, 4.35%, 04/15/29 ............ 485 472,808
DTE Electric Co.
Series A, 1.90%, 04/01/28 ............ 905 867,966
2.25%, 03/01/30 .................. 1,036 949,673
Series C, 2.63%, 03/01/31 ........... 473 429,582
Series A, 3.00%, 03/01/32 ............ 720 654,982
5.20%, 04/01/33 .................. 740 743,369
5.20%, 03/01/34 .................. 590 589,092
5.25%, 05/15/35 .................. 880 872,431
Series A, 4.85%, 03/01/36 ............ 1,425 1,361,634
Series A, 4.00%, 04/01/43 ............ 286 227,012
4.30%, 07/01/44 .................. 365 296,974
3.70%, 03/15/45 .................. 730 543,638
3.70%, 06/01/46 .................. 576 421,175
3.75%, 08/15/47 .................. 635 462,953
Series A, 4.05%, 05/15/48 ............ 643 489,441
3.95%, 03/01/49 .................. 872 646,296
2.95%, 03/01/50 .................. 887 549,532
Series B, 3.25%, 04/01/51 ............ 705 455,737
Series B, 3.65%, 03/01/52 ............ 538 371,442
5.40%, 04/01/53 .................. 705 645,273
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.85%, 05/15/55 .................. USD 820 $ 790,157
Series B, 5.55%, 03/01/56 ............ 1,755 1,624,315
Duke Energy Carolinas LLC
3.95%, 11/15/28 .................. 905 892,087
Series A, 6.00%, 12/01/28 ............ 565 580,976
2.45%, 08/15/29 .................. 705 660,497
2.45%, 02/01/30 .................. 505 466,631
4.85%, 03/15/30 .................. 420 420,321
2.55%, 04/15/31 .................. 595 536,473
4.65%, 06/15/31 .................. 600 593,190
2.85%, 03/15/32 .................. 595 532,631
6.45%, 10/15/32 .................. 400 427,086
4.95%, 01/15/33 .................. 1,185 1,174,611
4.85%, 01/15/34 .................. 685 668,926
5.25%, 03/15/35 .................. 770 765,163
5.15%, 06/15/36 .................. 870 849,791
6.10%, 06/01/37 .................. 519 539,263
6.00%, 01/15/38 .................. 760 785,156
6.05%, 04/15/38 .................. 587 610,310
5.30%, 02/15/40 .................. 928 894,748
4.25%, 12/15/41 .................. 650 545,644
4.00%, 09/30/42 .................. 745 594,930
3.75%, 06/01/45 .................. 626 462,871
3.88%, 03/15/46 .................. 493 367,996
3.70%, 12/01/47 .................. 658 470,906
3.95%, 03/15/48 .................. 545 404,407
3.20%, 08/15/49 .................. 795 511,450
3.45%, 04/15/51 .................. 785 522,717
3.55%, 03/15/52 .................. 583 392,021
5.35%, 01/15/53 .................. 1,040 934,847
5.40%, 01/15/54 .................. 1,018 922,330
5.75%, 06/15/56 .................. 1,275 1,207,559
Duke Energy Carolinas Nc Storm Funding II
LLC, Series A-1, 4.23%, 07/01/35 ...... 296 287,312
Duke Energy Corp.
3.15%, 08/15/27 .................. 930 917,552
5.00%, 12/08/27 .................. 683 686,441
4.30%, 03/15/28 .................. 1,150 1,144,138
4.85%, 01/05/29 .................. 720 721,925
3.40%, 06/15/29 .................. 260 250,473
2.45%, 06/01/30 .................. 917 837,604
2.55%, 06/15/31 .................. 1,060 947,683
4.50%, 08/15/32 .................. 1,195 1,154,759
5.75%, 09/15/33 .................. 600 615,483
5.45%, 06/15/34 .................. 730 732,775
4.95%, 09/15/35 .................. 1,225 1,173,907
3.30%, 06/15/41 .................. 738 543,581
4.80%, 12/15/45 .................. 686 577,071
3.75%, 09/01/46 .................. 2,411 1,721,061
3.95%, 08/15/47 .................. 526 382,875
4.20%, 06/15/49 .................. 618 460,791
3.50%, 06/15/51 .................. 778 502,830
5.00%, 08/15/52 .................. 1,365 1,127,896
6.10%, 09/15/53 .................. 795 768,080
5.80%, 06/15/54 .................. 795 735,096
5.70%, 09/15/55 .................. 1,415 1,287,371
Duke Energy Florida LLC
3.80%, 07/15/28 .................. 728 718,555
2.50%, 12/01/29 .................. 1,160 1,079,926
1.75%, 06/15/30 .................. 787 702,993
4.20%, 12/01/30 .................. 320 311,578
2.40%, 12/15/31 .................. 840 740,298
5.88%, 11/15/33 .................. 800 830,123
4.85%, 12/01/35 .................. 725 694,849
6.35%, 09/15/37 .................. 723 767,208

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
6.40%, 06/15/38 .................. USD 1,181 $ 1,257,901
5.65%, 04/01/40 .................. 495 490,303
3.85%, 11/15/42 .................. 450 351,301
3.40%, 10/01/46 .................. 695 481,317
4.20%, 07/15/48 .................. 588 452,097
3.00%, 12/15/51 .................. 655 398,076
5.95%, 11/15/52 .................. 514 500,248
6.20%, 11/15/53 .................. 675 680,757
Duke Energy Florida Project Finance LLC,
Series 2035, 3.11%, 09/01/36
(c)
........ 125 105,684
Duke Energy Indiana LLC
5.25%, 03/01/34 .................. 1,245 1,242,711
6.12%, 10/15/35 .................. 161 167,296
Series DDDD, 4.95%, 03/15/36 ........ 530 509,942
6.35%, 08/15/38 .................. 405 431,075
6.45%, 04/01/39 .................. 475 510,634
4.90%, 07/15/43 .................. 328 290,313
3.75%, 05/15/46 .................. 449 328,943
Series YYY, 3.25%, 10/01/49 .......... 606 392,088
2.75%, 04/01/50 .................. 505 295,517
5.40%, 04/01/53 .................. 495 444,407
5.90%, 05/15/55 .................. 330 317,858
Duke Energy Ohio, Inc.
3.65%, 02/01/29 .................. 783 764,697
2.13%, 06/01/30 .................. 683 617,346
5.25%, 04/01/33 .................. 530 530,803
5.30%, 06/15/35 .................. 465 459,908
3.70%, 06/15/46 .................. 295 213,984
4.30%, 02/01/49 .................. 460 354,779
5.65%, 04/01/53 .................. 625 580,608
5.55%, 03/15/54 .................. 425 389,586
Duke Energy Progress LLC
3.70%, 09/01/28 .................. 445 437,348
3.45%, 03/15/29 .................. 780 756,994
2.00%, 08/15/31 .................. 1,655 1,447,868
3.40%, 04/01/32 .................. 455 419,876
5.25%, 03/15/33 .................. 635 637,915
5.10%, 03/15/34 .................. 550 548,713
5.05%, 03/15/35 .................. 1,175 1,148,722
6.30%, 04/01/38 .................. 650 685,182
4.10%, 05/15/42 .................. 478 386,624
4.10%, 03/15/43 .................. 475 380,033
4.38%, 03/30/44 .................. 376 308,394
4.15%, 12/01/44 .................. 485 382,917
4.20%, 08/15/45 .................. 734 579,451
3.70%, 10/15/46 .................. 568 410,793
3.60%, 09/15/47 .................. 492 346,121
2.50%, 08/15/50 .................. 747 412,442
2.90%, 08/15/51 .................. 495 293,447
4.00%, 04/01/52 .................. 415 301,305
5.35%, 03/15/53 .................. 575 515,852
5.55%, 03/15/55 .................. 745 687,911
Duquesne Light Holdings, Inc.
(d)
3.62%, 08/01/27
(c)
................. 343 339,354
2.53%, 10/01/30 .................. 630 563,142
2.78%, 01/07/32 .................. 340 297,627
Edison International
4.13%, 03/15/28 .................. 1,115 1,098,025
5.00%, 05/05/28 .................. 225 225,183
5.25%, 11/15/28 .................. 445 445,417
5.45%, 06/15/29 .................. 490 493,564
6.95%, 11/15/29 .................. 460 478,547
6.25%, 03/15/30 .................. 320 327,358
4.80%, 03/15/31 .................. 610 589,842
5.25%, 03/15/32 .................. 630 615,691
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
El Paso Electric Co.
6.00%, 05/15/35 .................. USD 455 $ 459,089
5.00%, 12/01/44 .................. 377 322,891
Emera US Finance LLC
4.50%, 04/01/29 .................. 585 578,528
5.20%, 04/01/33 .................. 255 250,158
Series A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.87%),
6.65%, 10/01/56
(g)
............... 450 452,406
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.65%),
6.85%, 10/01/56
(g)
............... 400 402,867
Emera US Finance LP
2.64%, 06/15/31 .................. 465 414,150
4.75%, 06/15/46 .................. 1,797 1,469,565
Empresa Distribuidora Y Comercializadora
Norte, 9.50%, 04/28/33
(e)
............ 800 795,585
Enel Chile SA, 4.88%, 06/12/28 ......... 1,226 1,225,960
Enel Finance America LLC, 2.88%, 07/12/41
(d)
1,185 807,144
Enel Finance International NV
(d)
3.50%, 04/06/28 .................. 1,510 1,480,991
2.13%, 07/12/28 .................. 1,240 1,180,087
4.13%, 09/30/28 .................. 900 887,964
4.88%, 06/14/29
(c)
................. 2,660 2,659,578
5.13%, 06/26/29 .................. 1,125 1,132,885
4.38%, 09/30/30 .................. 600 584,671
2.50%, 07/12/31 .................. 1,130 998,290
5.00%, 06/15/32 .................. 1,020 1,008,565
7.50%, 10/14/32 .................. 1,500 1,664,201
5.50%, 06/26/34 .................. 1,460 1,451,699
5.00%, 09/30/35 .................. 600 569,525
6.80%, 09/15/37 .................. 920 989,511
6.00%, 10/07/39 .................. 1,380 1,372,953
4.75%, 05/25/47 .................. 1,261 1,016,543
5.50%, 06/15/52 .................. 945 828,169
7.75%, 10/14/52 .................. 765 877,350
5.75%, 09/30/55 .................. 1,425 1,285,776
ENEL Finance International NV
(d)
4.63%, 07/13/29 .................. 800 793,806
4.88%, 07/13/31 .................. 800 787,576
5.38%, 07/13/36 .................. 800 774,898
Energuate Trust 2 0, 6.35%, 09/15/35
(e)
.... 800 785,127
EnfraGen Energia Sur SA, 5.38%, 12/30/30
(d)
. 782 731,225
Engie Energia Chile SA
(e)
3.40%, 01/28/30 .................. 600 561,366
6.38%, 04/17/34 .................. 600 620,359
Entergy Arkansas LLC
4.00%, 06/01/28 .................. 525 519,821
5.15%, 01/15/33 .................. 405 404,410
5.30%, 09/15/33 .................. 400 400,878
5.45%, 06/01/34 .................. 800 807,583
4.95%, 01/15/36 .................. 640 614,717
4.20%, 04/01/49 .................. 700 532,524
2.65%, 06/15/51 .................. 827 464,018
3.35%, 06/15/52 .................. 530 339,691
5.75%, 06/01/54 .................. 495 467,652
5.75%, 01/15/56 .................. 525 494,564
Entergy Corp.
1.90%, 06/15/28 .................. 465 441,521
2.80%, 06/15/30 .................. 892 823,862
2.40%, 06/15/31 .................. 585 516,915
3.75%, 06/15/50 .................. 750 519,978
Entergy Louisiana LLC
3.12%, 09/01/27 .................. 520 512,543
3.25%, 04/01/28 .................. 618 605,039

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
1.60%, 12/15/30 .................. USD 525 $ 457,462
3.05%, 06/01/31
(c)
................. 668 613,243
2.35%, 06/15/32 .................. 885 767,019
4.00%, 03/15/33 .................. 897 835,891
5.35%, 03/15/34 .................. 425 427,849
5.15%, 09/15/34 .................. 720 713,074
4.90%, 04/15/36 .................. 540 515,772
3.10%, 06/15/41 .................. 710 520,805
4.95%, 01/15/45 .................. 940 828,176
4.20%, 09/01/48 .................. 996 764,238
4.20%, 04/01/50 .................. 650 491,810
2.90%, 03/15/51 .................. 789 467,382
4.75%, 09/15/52 .................. 625 514,013
5.70%, 03/15/54 .................. 735 688,571
5.80%, 03/15/55 .................. 800 758,606
5.65%, 04/15/56 .................. 970 900,741
Entergy Mississippi LLC
2.85%, 06/01/28 .................. 625 606,489
5.00%, 09/01/33 .................. 380 374,538
5.05%, 04/15/36 .................. 480 461,542
3.85%, 06/01/49 .................. 540 386,126
3.50%, 06/01/51 .................. 395 262,921
5.85%, 06/01/54 .................. 400 381,287
5.80%, 04/15/55 .................. 800 756,578
Entergy Texas, Inc.
4.00%, 03/30/29 .................. 741 728,341
1.75%, 03/15/31 .................. 839 728,811
5.25%, 04/15/35 .................. 570 561,559
5.20%, 06/15/36 .................. 600 582,085
4.50%, 03/30/39 .................. 570 504,551
3.55%, 09/30/49 .................. 615 417,787
5.00%, 09/15/52 .................. 550 464,177
5.80%, 09/01/53 .................. 325 308,305
5.55%, 09/15/54 .................. 470 429,451
Eskom Holdings, 8.45%, 08/10/28
(e)
....... 600 629,801
EUSHI Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.14%), 7.63%, 12/15/54
(g)
........... 575 594,658
Evergy Kansas Central, Inc.
4.70%, 03/13/28 .................. 215 214,975
5.90%, 11/15/33 .................. 360 373,051
5.25%, 03/15/35 .................. 645 635,486
5.30%, 07/01/36 .................. 430 422,975
4.13%, 03/01/42 .................. 248 203,300
4.10%, 04/01/43 .................. 499 402,798
4.25%, 12/01/45 .................. 423 335,650
3.25%, 09/01/49 .................. 1,030 669,270
3.45%, 04/15/50 .................. 630 423,906
5.70%, 03/15/53 .................. 605 576,425
Evergy Metro, Inc.
Series 2020, 2.25%, 06/01/30 ......... 365 331,947
4.95%, 04/15/33 .................. 825 810,392
5.40%, 04/01/34 .................. 400 402,303
5.13%, 08/15/35 .................. 545 530,589
5.30%, 10/01/41 .................. 845 800,688
4.20%, 06/15/47 .................. 491 383,856
Series 2019, 4.13%, 04/01/49 ......... 492 378,246
Evergy Missouri West, Inc.
(d)
5.15%, 12/15/27 .................. 650 653,035
4.70%, 05/21/29 .................. 655 652,078
5.65%, 06/01/34 .................. 275 275,146
5.25%, 12/15/35 .................. 560 544,458
Evergy, Inc.
4.25%, 03/15/29 .................. 325 320,301
2.90%, 09/15/29 .................. 1,085 1,022,439
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Eversource Energy
Series M, 3.30%, 01/15/28 ........... USD 372 $ 364,671
5.45%, 03/01/28 .................. 1,461 1,476,076
5.95%, 02/01/29 .................. 1,200 1,230,447
Series O, 4.25%, 04/01/29 ........... 265 261,630
Series R, 1.65%, 08/15/30 ........... 400 351,140
4.45%, 12/15/30 .................. 700 682,799
2.55%, 03/15/31 .................. 582 521,072
5.85%, 04/15/31 .................. 1,010 1,038,740
3.38%, 03/01/32 .................. 335 305,362
5.13%, 05/15/33 .................. 925 910,187
5.50%, 01/01/34 .................. 750 750,722
5.95%, 07/15/34 .................. 195 200,173
3.45%, 01/15/50 .................. 791 523,837
Exelon Corp.
5.15%, 03/15/28 .................. 1,110 1,117,889
5.15%, 03/15/29 .................. 550 554,506
4.05%, 04/15/30 .................. 1,495 1,447,994
5.13%, 03/15/31 .................. 560 561,756
3.35%, 03/15/32 .................. 465 425,023
5.30%, 03/15/33 .................. 880 879,890
5.45%, 03/15/34 .................. 875 875,855
4.95%, 06/15/35 .................. 676 644,128
5.63%, 06/15/35 .................. 845 847,180
4.95%, 03/15/36 .................. 1,070 1,015,562
5.10%, 06/15/45 .................. 639 558,199
4.45%, 04/15/46 .................. 875 694,164
4.70%, 04/15/50 .................. 630 504,058
4.10%, 03/15/52 .................. 775 561,991
5.60%, 03/15/53 .................. 1,705 1,549,380
5.88%, 03/15/55 .................. 505 474,718
FirstEnergy Corp.
(h)
2.65%, 03/01/30 .................. 757 697,345
Series B, 2.25%, 09/01/30 ............ 450 402,251
Series C, 4.85%, 07/15/47 ........... 935 778,416
Series C, 3.40%, 03/01/50 ........... 1,945 1,262,895
FirstEnergy Pennsylvania Electric Co.
(d)
3.25%, 03/15/28 .................. 604 590,372
4.15%, 03/15/28 .................. 350 347,725
5.20%, 04/01/28 .................. 220 221,708
4.30%, 01/15/29 .................. 480 474,295
3.60%, 06/01/29 .................. 483 466,971
4.55%, 03/15/31 .................. 475 466,150
FirstEnergy Transmission LLC
2.87%, 09/15/28
(d)
................. 635 610,052
4.55%, 01/15/30 .................. 475 468,473
4.75%, 01/15/33 .................. 655 633,337
5.00%, 01/15/35 .................. 800 773,222
5.45%, 07/15/44
(d)
................. 700 637,979
4.55%, 04/01/49
(d)
................. 713 567,419
Florida Power & Light Co.
5.05%, 04/01/28 .................. 881 888,850
4.40%, 05/15/28 .................. 625 624,183
5.15%, 06/15/29 .................. 720 729,883
4.63%, 05/15/30 .................. 830 827,382
2.45%, 02/03/32 .................. 1,733 1,530,889
5.10%, 04/01/33 .................. 930 927,903
4.80%, 05/15/33 .................. 875 858,259
5.63%, 04/01/34 .................. 870 890,016
5.30%, 06/15/34 .................. 1,600 1,603,047
5.00%, 08/01/34 .................. 215 211,092
4.95%, 06/01/35 .................. 618 600,503
4.70%, 02/15/36 .................. 775 733,745
5.13%, 06/01/36 .................. 995 973,626
5.65%, 02/01/37 .................. 520 530,614

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.95%, 02/01/38 .................. USD 814 $ 840,951
5.96%, 04/01/39 .................. 719 738,233
5.69%, 03/01/40 .................. 523 523,159
5.25%, 02/01/41 .................. 380 362,941
4.13%, 02/01/42 .................. 819 671,807
4.05%, 06/01/42 .................. 745 604,311
3.80%, 12/15/42 .................. 2,070 1,604,268
4.05%, 10/01/44 .................. 558 437,993
3.70%, 12/01/47 .................. 852 612,510
3.95%, 03/01/48 .................. 1,217 909,878
4.13%, 06/01/48 .................. 658 503,559
3.99%, 03/01/49 .................. 720 536,830
3.15%, 10/01/49 .................. 959 613,593
2.88%, 12/04/51 .................. 1,308 776,332
5.30%, 04/01/53 .................. 855 766,060
5.60%, 06/15/54 .................. 1,030 962,700
5.70%, 03/15/55 .................. 1,170 1,106,457
5.75%, 06/01/56 .................. 1,220 1,163,329
5.80%, 03/15/65 .................. 810 760,618
5.60%, 02/15/66 .................. 1,110 1,005,466
5.90%, 06/01/66 .................. 1,250 1,186,402
GDZ Elektrik Dagitim A/S, 9.00%, 10/15/29
(e)
. 600 575,469
Generadora de Gatun SA, 6.87%, 09/30/44
(e)
. 1,200 1,200,709
Georgia Power Co.
4.65%, 05/16/28 .................. 1,095 1,096,546
4.00%, 10/01/28 .................. 805 795,620
4.60%, 06/15/29 .................. 1,245 1,243,104
Series B, 2.65%, 09/15/29 ............ 885 832,103
4.55%, 03/15/30 .................. 790 783,270
4.85%, 03/15/31 .................. 1,605 1,600,095
4.70%, 05/15/32 .................. 598 591,609
4.95%, 05/17/33 .................. 1,480 1,463,948
5.25%, 03/15/34 .................. 1,095 1,092,771
5.20%, 03/15/35 .................. 770 763,610
Series 10-C, 4.75%, 09/01/40 ......... 735 667,488
4.30%, 03/15/42 .................. 1,216 1,015,921
4.30%, 03/15/43 .................. 625 514,802
Series B, 3.70%, 01/30/50 ............ 508 357,286
Series A, 3.25%, 03/15/51 ............ 903 579,098
5.13%, 05/15/52 .................. 928 818,038
5.50%, 10/01/55 .................. 690 632,661
Hanwha Futureproof Corp., 4.75%, 04/30/28
(e)
400 400,168
Hawaiian Electric Co., Inc., 6.00%, 10/01/33
(d)
572 561,682
Hengjian International Investment Ltd., 4.25%,
06/17/28
(e)
..................... 400 396,648
Hongkong Electric Finance Ltd.
(e)
2.25%, 06/09/30 .................. 400 365,537
1.88%, 08/27/30 .................. 600 536,870
4.75%, 02/03/36 .................. 800 781,316
Hydro One, Inc., 4.75%, 05/30/31 ........ 1,150 1,136,935
Iberdrola International BV, 6.75%, 07/15/36 .. 542 594,416
Idaho Power Co.
5.20%, 08/15/34 .................. 425 422,230
4.85%, 03/01/36 .................. 565 538,306
Series K, 4.20%, 03/01/48 ............ 895 697,405
5.50%, 03/15/53 .................. 445 413,195
5.80%, 04/01/54 .................. 490 471,966
5.70%, 03/15/55 .................. 715 678,544
Indiana Michigan Power Co.
3.85%, 05/15/28 .................. 531 524,343
6.05%, 03/15/37 .................. 735 763,302
Series K, 4.55%, 03/15/46 ............ 466 384,189
Series L, 3.75%, 07/01/47 ............ 579 417,776
4.25%, 08/15/48 .................. 451 348,905
3.25%, 05/01/51 .................. 465 295,275
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.63%, 04/01/53 .................. USD 576 $ 536,212
5.60%, 03/15/56 .................. 950 875,561
Indianapolis Power & Light Co.
(d)
5.65%, 12/01/32 .................. 680 696,955
5.05%, 08/15/35 .................. 275 269,951
4.05%, 05/01/46 .................. 385 294,842
5.70%, 04/01/54 .................. 880 826,150
Interchile SA, 4.50%, 06/30/56
(e)
......... 1,200 981,641
Interstate Power & Light Co.
4.10%, 09/26/28 .................. 625 617,391
3.60%, 04/01/29 .................. 315 305,686
2.30%, 06/01/30 .................. 625 568,121
5.70%, 10/15/33 .................. 415 422,044
4.95%, 09/30/34 .................. 460 443,846
5.60%, 06/29/35 .................. 620 623,177
6.25%, 07/15/39 .................. 415 430,059
3.70%, 09/15/46 .................. 290 208,756
3.50%, 09/30/49 .................. 452 307,143
3.10%, 11/30/51 .................. 350 214,595
5.45%, 09/30/54 .................. 615 551,806
5.60%, 10/01/55 .................. 670 617,009
Investment Energy Resources Ltd., 6.25%,
04/26/29
(e)
..................... 800 784,770
IPALCO Enterprises, Inc.
4.25%, 05/01/30 .................. 532 515,406
5.75%, 04/01/34 .................. 285 279,015
ITC Holdings Corp.
4.95%, 09/22/27
(d)
................. 890 893,079
3.35%, 11/15/27 .................. 753 740,986
2.95%, 05/14/30
(d)
................. 490 454,029
4.88%, 04/15/31
(d)
................. 645 636,902
5.40%, 06/01/33
(d)
................. 310 309,532
5.65%, 05/09/34
(d)
................. 525 529,170
5.50%, 04/15/36
(d)
................. 450 443,803
5.30%, 07/01/43 .................. 792 720,808
Jersey Central Power & Light Co.
4.15%, 01/15/29 .................. 585 577,419
4.60%, 01/15/30
(d)
................. 1,535 1,517,663
4.40%, 01/15/31 .................. 570 554,675
2.75%, 03/01/32
(d)
................. 705 620,610
5.10%, 01/15/35 .................. 480 469,176
5.15%, 01/15/36 .................. 430 417,543
John Sevier Combined Cycle Generation LLC,
4.63%, 01/15/42 ................. 256 242,561
Johnsonville Aeroderivative Combustion
Turbine Generation LLC, 5.08%, 10/01/54 . 368 334,673
Kallpa Generacion SA
(e)
5.88%, 01/30/32 .................. 535 544,513
5.50%, 09/11/35
(c)
................. 1,000 981,786
Kentucky Power Co., 7.00%, 11/15/33
(d)
.... 370 392,907
Kentucky Utilities Co.
Series KENT, 5.45%, 04/15/33 ......... 515 519,999
5.13%, 11/01/40 .................. 888 826,466
4.38%, 10/01/45 .................. 734 593,537
3.30%, 06/01/50 .................. 562 363,515
5.85%, 08/15/55 .................. 630 602,855
Korea East-West Power Co. Ltd.
(e)
4.88%, 07/12/28 .................. 400 401,306
4.00%, 05/04/31 .................. 400 385,299
Korea Hydro & Nuclear Power Co. Ltd., 4.50%,
06/16/31
(c)(d)
.................... 600 590,157
Leeward Renewable Energy Operations LLC,
4.25%, 07/01/29
(d)
................ 425 403,776
Liberty Utilities Co.
(d)
5.58%, 01/31/29 .................. 710 719,915

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.10%, 05/15/31 .................. USD 1,095 $ 1,081,649
5.87%, 01/31/34 .................. 595 599,266
5.65%, 05/15/36 .................. 785 762,078
Liberty Utilities Finance GP 1, 2.05%,
09/15/30
(d)
..................... 1,033 917,465
Limak Yenilenebilir Enerji A/S, 9.63%,
08/12/30
(e)
..................... 600 592,637
LLPL Capital Pte. Ltd., 6.88%, 02/04/39
(e)
... 539 540,764
Long Ridge Energy LLC, 8.75%, 02/15/32
(d)
.. 585 605,251
Louisville Gas & Electric Co.
Series LOU, 5.45%, 04/15/33 ......... 465 470,015
4.25%, 04/01/49 .................. 600 465,967
5.85%, 08/15/55 .................. 590 564,674
Massachusetts Electric Co.
(d)
1.73%, 11/24/30 .................. 690 600,644
5.90%, 11/15/39 .................. 500 495,980
4.00%, 08/15/46 .................. 612 454,262
5.87%, 02/26/54 .................. 470 439,976
6.24%, 07/20/56 .................. 535 520,587
Mazoon Assets Co. SAOC
(e)
5.20%, 11/08/27 .................. 400 398,402
5.50%, 02/14/29 .................. 600 600,203
5.25%, 10/09/31 .................. 1,000 993,816
MidAmerican Energy Co.
3.65%, 04/15/29 .................. 1,326 1,292,197
6.75%, 12/30/31 .................. 232 251,525
5.35%, 01/15/34 .................. 285 287,407
5.75%, 11/01/35 .................. 263 270,740
5.80%, 10/15/36 .................. 53 54,713
4.80%, 09/15/43 .................. 460 397,855
4.40%, 10/15/44 .................. 580 475,386
4.25%, 05/01/46 .................. 550 435,406
3.95%, 08/01/47 .................. 638 477,442
3.65%, 08/01/48 .................. 785 553,613
4.25%, 07/15/49 .................. 902 698,850
3.15%, 04/15/50 .................. 718 456,887
2.70%, 08/01/52 .................. 875 503,559
5.85%, 09/15/54 .................. 1,150 1,107,558
5.30%, 02/01/55 .................. 750 666,028
5.50%, 11/15/56 .................. 320 292,833
Mid-Atlantic Interstate Transmission LLC,
4.10%, 05/15/28
(d)
................ 952 942,993
Minejesa Capital BV
(e)
4.63%, 08/10/30 .................. 909 891,873
5.63%, 08/10/37 .................. 1,000 933,264
Mississippi Power Co.
3.95%, 03/30/28 .................. 650 643,501
Series 12-A, 4.25%, 03/15/42 ......... 551 450,343
Series B, 3.10%, 07/30/51 ............ 408 251,443
Monongahela Power Co.
(d)
4.45%, 08/15/29 .................. 375 371,122
5.85%, 02/15/34 .................. 610 627,261
5.40%, 12/15/43 .................. 1,120 1,026,705
Narragansett Electric Co. (The)
(d)
3.92%, 08/01/28 .................. 1,035 1,019,035
3.40%, 04/09/30 .................. 885 839,580
5.35%, 05/01/34 .................. 835 831,687
5.64%, 03/15/40 .................. 480 469,268
6.00%, 05/15/56 .................. 740 718,446
National Grid USA, 5.80%, 04/01/35 ...... 243 249,359
Nevada Power Co.
Series CC, 3.70%, 05/01/29 .......... 820 798,452
Series DD, 2.40%, 05/01/30 .......... 560 513,071
Series N, 6.65%, 04/01/36 ........... 423 454,533
Series R, 6.75%, 07/01/37 ........... 590 638,489
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series EE, 3.13%, 08/01/50 ........... USD 425 $ 266,995
Series GG, 5.90%, 05/01/53 .......... 470 449,058
6.00%, 03/15/54 .................. 640 619,276
New England Power Co.
(d)
3.80%, 12/05/47 .................. 831 594,315
2.81%, 10/06/50 .................. 537 310,738
5.94%, 11/25/52 .................. 360 345,107
5.85%, 09/08/55 .................. 200 189,366
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/27 .................. 515 515,927
4.85%, 02/04/28 .................. 580 582,176
4.90%, 02/28/28 .................. 1,470 1,476,279
1.90%, 06/15/28 .................. 1,627 1,547,387
4.90%, 03/15/29 .................. 1,110 1,115,000
3.50%, 04/01/29 .................. 1,340 1,297,620
2.75%, 11/01/29 .................. 1,422 1,336,641
5.00%, 02/28/30 .................. 1,020 1,022,980
5.05%, 03/15/30 .................. 1,030 1,036,052
2.25%, 06/01/30 .................. 2,262 2,051,950
4.40%, 03/01/31 .................. 945 924,506
2.44%, 01/15/32 .................. 853 743,412
5.30%, 03/15/32 .................. 970 976,202
5.00%, 07/15/32 .................. 880 873,770
5.05%, 02/28/33 .................. 1,500 1,478,285
5.25%, 03/15/34 .................. 1,330 1,320,335
5.45%, 03/15/35 .................. 1,025 1,015,411
3.00%, 01/15/52 .................. 635 371,065
5.25%, 02/28/53 .................. 1,375 1,180,328
5.55%, 03/15/54 .................. 555 496,712
5.90%, 03/15/55 .................. 1,105 1,033,167
5.85%, 03/01/56 .................. 680 631,037
5.11%, 09/29/57
(d)
................. 330 287,140
4.80%, 12/01/77
(g)
................. 650 640,707
5.65%, 05/01/79
(g)
................. 499 495,600
Niagara Energy SAC, 5.75%, 10/03/34
(c)(e)
... 1,400 1,385,520
Niagara Mohawk Power Corp.
(d)
4.28%, 12/15/28 .................. 1,060 1,046,955
1.96%, 06/27/30 .................. 563 504,601
4.65%, 10/03/30 .................. 500 491,758
2.76%, 01/10/32 .................. 415 367,809
5.29%, 01/17/34 .................. 275 270,971
4.28%, 10/01/34 .................. 599 545,354
5.11%, 01/12/36 .................. 540 517,662
4.12%, 11/28/42 .................. 426 337,238
3.03%, 06/27/50 .................. 812 487,724
5.78%, 09/16/52 .................. 550 510,678
5.66%, 01/17/54 .................. 930 846,257
6.00%, 07/03/55 .................. 1,395 1,318,167
Northern States Power Co.
2.25%, 04/01/31 .................. 360 321,318
5.05%, 05/15/35 .................. 625 612,960
4.85%, 05/15/36 .................. 1,370 1,314,379
6.25%, 06/01/36 .................. 1,265 1,338,927
6.20%, 07/01/37 .................. 593 627,382
5.35%, 11/01/39 .................. 519 507,620
3.40%, 08/15/42 .................. 500 372,120
3.60%, 09/15/47 .................. 466 333,598
2.90%, 03/01/50 .................. 859 539,090
2.60%, 06/01/51 .................. 541 313,898
3.20%, 04/01/52 .................. 478 312,731
4.50%, 06/01/52 .................. 415 330,515
5.10%, 05/15/53 .................. 915 792,323
5.40%, 03/15/54 .................. 1,140 1,036,812
5.65%, 06/15/54 .................. 630 592,337
5.65%, 05/15/55 .................. 515 481,817

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.55%, 05/15/56 .................. USD 670 $ 618,437
NRG Energy, Inc.
2.70%, 12/02/27
(d)
................. 920 893,301
5.75%, 01/15/28 .................. 781 781,427
3.38%, 02/15/29
(d)
................. 575 545,684
4.45%, 06/15/29
(d)
................. 881 864,486
5.25%, 06/15/29
(d)
................. 835 828,267
5.75%, 07/15/29
(d)
................. 800 799,803
4.73%, 10/15/30
(d)
................. 560 547,322
3.63%, 02/15/31
(d)
................. 1,395 1,286,442
4.96%, 04/30/31
(d)
................. 700 684,500
3.88%, 02/15/32
(d)
................. 496 453,520
6.00%, 02/01/33
(d)
................. 1,045 1,041,410
7.00%, 03/15/33
(d)
................. 780 831,263
5.75%, 01/15/34
(d)
................. 1,680 1,636,675
5.88%, 05/15/34
(d)
................. 1,248 1,225,492
6.25%, 11/01/34
(d)
................. 1,135 1,131,740
5.41%, 10/15/35
(d)
................. 735 704,952
6.00%, 01/15/36
(d)
................. 2,890 2,826,975
6.13%, 05/15/36
(d)
................. 1,271 1,253,215
NSTAR Electric Co.
3.25%, 05/15/29 .................. 440 423,507
4.85%, 03/01/30 .................. 700 699,660
3.95%, 04/01/30 .................. 548 530,326
4.65%, 05/15/31 .................. 1,180 1,164,179
1.95%, 08/15/31 .................. 915 794,409
5.40%, 06/01/34 .................. 830 832,219
5.20%, 03/01/35 .................. 710 700,308
5.20%, 05/15/36 .................. 315 309,721
5.50%, 03/15/40 .................. 540 525,131
4.40%, 03/01/44 .................. 475 391,362
3.10%, 06/01/51 .................. 1,042 656,183
4.55%, 06/01/52 .................. 545 438,375
4.95%, 09/15/52 .................. 665 566,897
NYSEG Storm Funding LLC, Series A-2, 4.87%,
05/01/32 ...................... 500 497,047
OGE Energy Corp., 5.45%, 05/15/29 ...... 510 517,658
Ohio Edison Co.
4.95%, 12/15/29
(d)
................. 280 280,465
5.50%, 01/15/33
(d)
................. 380 383,475
6.88%, 07/15/36 .................. 502 551,557
Ohio Power Co.
Series P, 2.60%, 04/01/30 ............ 522 482,624
Series Q, 1.63%, 01/15/31 ........... 404 349,763
5.00%, 06/01/33 .................. 465 455,540
5.65%, 06/01/34 .................. 450 455,624
4.15%, 04/01/48 .................. 435 326,427
4.00%, 06/01/49 .................. 507 367,600
Series R, 2.90%, 10/01/51 ........... 625 363,013
Oklahoma Gas & Electric Co.
3.80%, 08/15/28 .................. 305 300,519
3.30%, 03/15/30 .................. 465 439,828
3.25%, 04/01/30 .................. 850 802,991
5.40%, 01/15/33 .................. 835 844,406
4.15%, 04/01/47 .................. 673 520,240
3.85%, 08/15/47 .................. 554 407,870
5.60%, 04/01/53 .................. 1,290 1,197,599
5.80%, 04/01/55 .................. 510 486,893
5.90%, 04/01/56 .................. 850 822,147
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28 .................. 530 527,165
3.70%, 11/15/28 .................. 1,090 1,068,239
5.75%, 03/15/29 .................. 175 179,058
4.65%, 11/01/29 .................. 625 622,535
2.75%, 05/15/30 .................. 1,020 945,557
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.50%, 03/15/31
(d)
................. USD 1,100 $ 1,077,298
7.00%, 05/01/32 .................. 473 517,594
4.15%, 06/01/32 .................. 245 233,981
4.55%, 09/15/32 .................. 615 597,057
7.25%, 01/15/33 .................. 980 1,090,154
5.65%, 11/15/33 .................. 840 860,129
5.35%, 04/01/35 .................. 615 613,459
7.50%, 09/01/38 .................. 455 528,067
5.25%, 09/30/40 .................. 475 446,615
4.55%, 12/01/41 .................. 420 364,464
5.30%, 06/01/42 .................. 538 498,923
3.75%, 04/01/45 .................. 710 526,792
3.80%, 09/30/47 .................. 548 398,604
4.10%, 11/15/48 .................. 703 532,078
3.80%, 06/01/49 .................. 608 432,083
3.10%, 09/15/49 .................. 882 551,379
3.70%, 05/15/50 .................. 545 378,253
2.70%, 11/15/51 .................. 703 393,756
4.60%, 06/01/52 .................. 493 392,728
4.95%, 09/15/52 .................. 816 689,513
5.35%, 10/01/52 .................. 555 495,467
5.55%, 06/15/54 .................. 905 832,257
5.80%, 04/01/55 .................. 790 750,924
5.90%, 03/15/56
(d)
................. 1,170 1,126,147
Oryx Funding Ltd., 5.80%, 02/03/31
(e)
...... 1,000 1,014,894
Pacific Gas & Electric Co.
2.10%, 08/01/27 .................. 725 705,213
3.30%, 12/01/27 .................. 674 661,370
5.00%, 06/04/28 .................. 1,065 1,067,873
3.00%, 06/15/28 .................. 990 958,520
3.75%, 07/01/28 .................. 930 913,017
4.65%, 08/01/28 .................. 260 258,983
6.10%, 01/15/29 .................. 1,560 1,600,926
4.20%, 03/01/29 .................. 655 643,538
5.55%, 05/15/29 .................. 930 943,788
4.55%, 07/01/30 .................. 3,775 3,690,754
2.50%, 02/01/31 .................. 2,260 2,016,727
3.25%, 06/01/31 .................. 1,253 1,147,553
4.40%, 03/01/32 .................. 1,420 1,357,282
5.90%, 06/15/32 .................. 635 649,948
5.05%, 10/15/32 .................. 580 569,320
6.15%, 01/15/33 .................. 790 815,149
6.40%, 06/15/33 .................. 1,205 1,260,115
6.95%, 03/15/34 .................. 1,025 1,102,133
5.80%, 05/15/34 .................. 2,215 2,231,169
5.70%, 03/01/35 .................. 900 894,438
6.00%, 08/15/35 .................. 830 841,332
5.20%, 05/01/36 .................. 795 756,731
4.50%, 07/01/40 .................. 1,971 1,656,957
3.30%, 08/01/40 .................. 1,296 947,727
4.20%, 06/01/41 .................. 584 465,034
4.45%, 04/15/42 .................. 583 469,132
3.75%, 08/15/42 .................. 545 400,174
4.60%, 06/15/43 .................. 285 229,847
4.75%, 02/15/44 .................. 1,006 822,885
4.30%, 03/15/45 .................. 719 546,697
4.25%, 03/15/46 .................. 733 547,315
4.00%, 12/01/46 .................. 615 440,645
3.95%, 12/01/47 .................. 77 54,172
4.95%, 07/01/50 .................. 3,538 2,853,412
3.50%, 08/01/50 .................. 2,020 1,293,053
5.25%, 03/01/52 .................. 665 552,505
6.75%, 01/15/53 .................. 1,665 1,685,402
6.70%, 04/01/53 .................. 800 805,244
5.90%, 10/01/54 .................. 820 743,363

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
6.15%, 03/01/55 .................. USD 905 $ 848,434
6.10%, 10/15/55 .................. 840 782,901
6.00%, 05/01/56 .................. 845 778,501
Pacific Gas and Electric Co.
5.05%, 11/15/31 .................. 940 929,752
5.25%, 02/01/32 .................. 885 882,360
5.60%, 08/15/36 .................. 1,025 1,005,108
5.85%, 11/01/36 .................. 885 882,951
6.30%, 08/15/56 .................. 835 800,659
PacifiCorp
5.10%, 02/15/29 .................. 840 844,779
4.25%, 03/15/29 .................. 320 314,909
4.65%, 04/15/29 .................. 590 587,992
3.50%, 06/15/29 .................. 685 659,082
2.70%, 09/15/30 .................. 789 718,357
5.30%, 02/15/31 .................. 860 864,505
5.10%, 04/15/31 .................. 600 599,066
7.70%, 11/15/31 .................. 640 710,345
5.45%, 04/15/33 .................. 870 870,147
5.45%, 02/15/34 .................. 1,255 1,245,713
5.25%, 06/15/35 .................. 450 435,243
5.80%, 04/15/36 .................. 1,190 1,193,359
6.10%, 08/01/36 .................. 335 339,580
5.75%, 04/01/37 .................. 915 902,457
6.25%, 10/15/37 .................. 772 788,523
6.35%, 07/15/38 .................. 369 378,072
6.00%, 01/15/39 .................. 745 741,135
4.10%, 02/01/42 .................. 370 287,812
4.13%, 01/15/49 .................. 738 533,668
4.15%, 02/15/50 .................. 661 476,605
3.30%, 03/15/51 .................. 628 384,137
2.90%, 06/15/52 .................. 1,010 568,965
5.35%, 12/01/53 .................. 1,390 1,185,873
5.50%, 05/15/54 .................. 1,220 1,062,914
5.80%, 01/15/55 .................. 1,655 1,494,835
Palomino Funding Trust I, 7.23%, 05/17/28
(d)
. 375 387,762
Pampa Energia SA
(e)
7.88%, 12/16/34 .................. 870 906,412
7.75%, 11/14/37 .................. 1,200 1,217,694
Pattern Energy Operations LP, 4.50%,
08/15/28
(d)
..................... 705 688,656
PECO Energy Co.
4.90%, 06/15/33 .................. 774 767,214
4.88%, 09/15/35 .................. 665 645,039
5.95%, 10/01/36 .................. 348 360,290
4.15%, 10/01/44 .................. 300 237,342
3.70%, 09/15/47 .................. 510 366,998
3.90%, 03/01/48 .................. 800 588,847
3.00%, 09/15/49 .................. 494 305,651
2.80%, 06/15/50 .................. 325 192,376
3.05%, 03/15/51 .................. 320 196,911
2.85%, 09/15/51 .................. 585 342,192
4.60%, 05/15/52 .................. 475 380,638
4.38%, 08/15/52 .................. 395 304,637
5.25%, 09/15/54 .................. 1,190 1,051,105
5.65%, 09/15/55 .................. 970 907,657
PG&E Corp.
5.00%, 07/01/28 .................. 975 966,716
5.25%, 07/01/30 .................. 1,170 1,150,289
PG&E Recovery Funding LLC
Series A-1, 5.05%, 07/15/32 .......... 134 134,691
Series A-1, 4.84%, 06/01/33 .......... 245 243,105
Series A-2, 5.26%, 01/15/38 .......... 50 49,376
Series A-2, 5.23%, 06/01/42 .......... 2,200 2,152,563
Series A-3, 5.54%, 07/15/47 .......... 1,500 1,440,245
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series A-3, 5.53%, 06/01/49 .......... USD 1,000 $ 954,547
PG&E Wildfire Recovery Funding LLC
Series A-1, 4.02%, 06/01/31 .......... 193 188,842
Series A-2, 4.26%, 06/01/36 .......... 2,500 2,363,568
Series A-3, 5.08%, 06/01/41 .......... 500 471,273
Series A-4, 4.45%, 12/01/47 .......... 5,000 4,195,921
Series A-5, 4.67%, 12/01/51 .......... 750 621,496
Pinnacle West Capital Corp.
4.90%, 05/15/28 .................. 705 706,939
4.65%, 06/01/29 .................. 510 507,736
5.15%, 05/15/30 .................. 535 537,224
Potomac Electric Power Co.
5.20%, 03/15/34 .................. 520 517,374
6.50%, 11/15/37 .................. 435 465,976
4.15%, 03/15/43 .................. 687 551,453
5.50%, 03/15/54 .................. 375 342,761
PPL Capital Funding, Inc.
4.13%, 04/15/30 .................. 575 558,713
5.25%, 09/01/34 .................. 345 340,502
PPL Electric Utilities Corp.
5.00%, 05/15/33 .................. 805 797,113
4.85%, 02/15/34 .................. 1,035 1,009,363
6.25%, 05/15/39 .................. 255 269,140
4.75%, 07/15/43 .................. 300 260,804
4.13%, 06/15/44 .................. 703 560,608
4.15%, 10/01/45 .................. 360 285,390
3.95%, 06/01/47 .................. 745 560,185
4.15%, 06/15/48 .................. 680 524,020
3.00%, 10/01/49 .................. 455 284,778
5.25%, 05/15/53 .................. 860 767,297
5.55%, 08/15/55 .................. 915 849,649
5.75%, 05/15/56 .................. 1,340 1,271,913
Progress Energy, Inc.
7.75%, 03/01/31 .................. 746 825,192
7.00%, 10/30/31 .................. 530 574,353
6.00%, 12/01/39 .................. 620 628,580
Public Service Co. of Colorado
3.70%, 06/15/28 .................. 570 562,609
4.15%, 03/13/29 .................. 950 937,180
Series 35, 1.90%, 01/15/31 ........... 850 746,261
1.88%, 06/15/31 .................. 700 606,462
Series 38, 4.10%, 06/01/32 ........... 545 519,323
5.35%, 05/15/34 .................. 1,090 1,087,278
5.15%, 09/15/35 .................. 715 696,064
5.05%, 06/15/36 .................. 275 265,302
Series 17, 6.25%, 09/01/37 ........... 369 386,939
6.50%, 08/01/38 .................. 290 309,173
3.60%, 09/15/42 .................. 470 352,937
4.30%, 03/15/44 .................. 376 305,948
3.80%, 06/15/47 .................. 489 356,309
4.10%, 06/15/48 .................. 205 156,609
4.05%, 09/15/49 .................. 549 405,867
Series 34, 3.20%, 03/01/50 ........... 593 378,856
Series 36, 2.70%, 01/15/51 ........... 830 472,698
Series 39, 4.50%, 06/01/52 ........... 530 416,788
5.25%, 04/01/53 .................. 1,075 941,822
5.75%, 05/15/54 .................. 880 828,196
5.85%, 05/15/55 .................. 1,525 1,453,296
Public Service Co. of New Hampshire
4.40%, 07/01/28 .................. 390 389,215
Series V, 2.20%, 06/15/31 ............ 510 449,911
5.35%, 10/01/33 .................. 1,070 1,075,672
3.60%, 07/01/49 .................. 684 475,109
5.15%, 01/15/53 .................. 360 316,796

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Public Service Co. of Oklahoma
Series J, 2.20%, 08/15/31 ............ USD 915 $ 796,707
5.25%, 01/15/33 .................. 525 522,477
5.20%, 01/15/35 .................. 720 702,195
5.45%, 01/15/36 .................. 935 922,969
Series K, 3.15%, 08/15/51 ............ 420 260,046
Public Service Electric & Gas Co.
3.70%, 05/01/28 .................. 500 493,675
3.65%, 09/01/28 .................. 755 741,289
3.20%, 05/15/29 .................. 369 355,707
2.45%, 01/15/30 .................. 910 842,888
Series R, 4.20%, 01/01/31 ........... 435 423,109
1.90%, 08/15/31 .................. 680 589,591
3.10%, 03/15/32 .................. 190 172,702
4.90%, 12/15/32 .................. 640 635,190
4.65%, 03/15/33 .................. 440 429,626
5.20%, 08/01/33 .................. 550 551,800
5.20%, 03/01/34 .................. 595 593,154
4.85%, 08/01/34 .................. 790 767,686
Series Q, 5.05%, 03/01/35 ........... 375 367,817
4.90%, 08/15/35 .................. 370 359,465
5.80%, 05/01/37 .................. 425 438,437
5.50%, 03/01/40 .................. 525 513,926
3.95%, 05/01/42 .................. 260 209,055
3.65%, 09/01/42 .................. 518 398,798
3.80%, 01/01/43 .................. 305 238,473
3.80%, 03/01/46 .................. 738 551,182
3.60%, 12/01/47 .................. 570 403,662
4.05%, 05/01/48 .................. 610 465,769
3.85%, 05/01/49 .................. 583 425,246
3.20%, 08/01/49 .................. 820 531,927
3.15%, 01/01/50 .................. 821 526,316
2.70%, 05/01/50 .................. 2,060 1,206,575
2.05%, 08/01/50 .................. 673 339,046
3.00%, 03/01/51 .................. 235 145,562
5.13%, 03/15/53 .................. 640 562,297
5.45%, 08/01/53 .................. 565 519,427
5.45%, 03/01/54 .................. 660 604,302
5.30%, 08/01/54 .................. 535 481,320
Series Q, 5.50%, 03/01/55 ........... 185 170,773
Series R, 5.63%, 01/01/56 ........... 425 399,576
Renew Treasury Ifsc Pvt Ltd., 6.50%,
02/02/31
(e)
..................... 800 790,953
RH International Singapore Corp. Pte. Ltd.,
4.50%, 03/27/28
(e)
................ 200 197,479
Ruwais Power Co. PJSC, 6.00%, 08/31/36
(e)
. 1,000 1,011,224
RWE Finance US LLC
(d)
5.88%, 04/16/34 .................. 1,340 1,357,938
5.13%, 09/18/35 .................. 940 897,642
6.25%, 04/16/54 .................. 1,365 1,322,362
5.88%, 09/18/55 .................. 1,225 1,124,371
Saudi Electricity Global Sukuk Co. 2, 5.06%,
04/08/43
(e)
..................... 1,200 1,087,665
Saudi Electricity Global Sukuk Co. 3, 5.50%,
04/08/44
(e)
..................... 1,200 1,138,370
Saudi Electricity Global Sukuk Co. 4, 4.72%,
09/27/28
(e)
..................... 1,200 1,191,711
Saudi Electricity Global Sukuk Co. 5, 2.41%,
09/17/30
(e)
..................... 1,200 1,071,957
Saudi Electricity Sukuk Programme Co.
(e)
4.31%, 01/22/29 .................. 600 588,023
4.94%, 02/13/29 .................. 600 595,790
5.23%, 02/18/30 .................. 1,800 1,801,196
4.52%, 01/22/32 .................. 800 771,642
4.63%, 04/11/33 .................. 1,400 1,355,629
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.19%, 02/13/34 .................. USD 1,400 $ 1,378,545
5.49%, 02/18/35 .................. 1,600 1,594,093
5.07%, 01/22/36 .................. 2,200 2,114,524
5.68%, 04/11/53 .................. 1,700 1,594,033
SCE Recovery Funding LLC
4.45%, 03/15/36 .................. 500 489,248
Series A-1, 5.39%, 12/15/43 .......... 1,250 1,254,770
Series A-2, 5.11%, 12/15/47 .......... 300 269,495
Series A-2, 6.04%, 12/15/52 .......... 1,500 1,503,126
Series A-3, 6.09%, 06/15/59 .......... 2,500 2,531,877
Sierra Pacific Power Co., 5.90%, 03/15/54 .. 450 431,208
Sinosing Services Pte. Ltd., 2.63%, 02/20/30
(e)
600 558,464
Sociedad Transmisora Metropolitana SpA,
6.39%, 12/15/55
(e)
................ 800 798,534
Solar Star Funding LLC, 5.38%, 06/30/35
(d)
.. 130 129,321
Southern California Edison Co.
5.85%, 11/01/27 .................. 810 820,777
Series B, 3.65%, 03/01/28 ............ 558 548,465
5.30%, 03/01/28 .................. 535 539,161
5.65%, 10/01/28 .................. 1,480 1,504,220
Series A, 4.20%, 03/01/29 ............ 1,179 1,157,828
6.65%, 04/01/29 .................. 334 345,930
5.15%, 06/01/29 .................. 975 979,978
2.85%, 08/01/29 .................. 1,070 1,007,809
5.25%, 03/15/30 .................. 930 935,542
2.25%, 06/01/30 .................. 1,037 934,723
Series G, 2.50%, 06/01/31 ........... 835 738,925
5.45%, 06/01/31 .................. 840 848,773
4.95%, 09/15/31 .................. 1,095 1,081,568
2.75%, 02/01/32 .................. 575 508,277
5.95%, 11/01/32 .................. 675 695,677
4.80%, 03/15/33 .................. 725 700,589
6.00%, 01/15/34 .................. 638 651,702
5.20%, 06/01/34 .................. 980 956,853
5.45%, 03/01/35 .................. 885 869,672
Series 04-G, 5.75%, 04/01/35 ......... 485 484,856
Series 05-E, 5.35%, 07/15/35 ......... 410 397,523
5.63%, 02/01/36 .................. 368 361,351
Series 06-E, 5.55%, 01/15/37 ......... 455 444,719
Series 08-A, 5.95%, 02/01/38 ......... 890 882,849
6.05%, 03/15/39 .................. 443 440,955
5.50%, 03/15/40 .................. 630 591,201
4.50%, 09/01/40 .................. 610 509,429
4.05%, 03/15/42 .................. 797 615,367
Series 13-A, 3.90%, 03/15/43 ......... 555 413,545
4.65%, 10/01/43 .................. 975 792,593
Series C, 3.60%, 02/01/45 ........... 712 490,072
4.00%, 04/01/47 .................. 2,135 1,524,253
Series C, 4.13%, 03/01/48 ........... 2,293 1,655,961
Series B, 4.88%, 03/01/49 ............ 696 557,337
3.65%, 02/01/50 .................. 1,365 902,877
Series 20A, 2.95%, 02/01/51 .......... 820 470,674
Series H, 3.65%, 06/01/51 ........... 565 371,691
3.45%, 02/01/52 .................. 670 420,075
Series E, 5.45%, 06/01/52 ............ 435 374,599
5.70%, 03/01/53 .................. 550 487,340
5.88%, 12/01/53 .................. 725 660,323
5.75%, 04/15/54 .................. 560 498,221
5.90%, 03/01/55 .................. 660 602,731
6.20%, 09/15/55 .................. 690 656,328
Southern Co. (The)
5.11%, 08/01/27 .................. 540 543,082
Series 21-B, 1.75%, 03/15/28 ......... 350 334,579
4.85%, 06/15/28 .................. 700 702,481
5.50%, 03/15/29 .................. 1,070 1,088,897

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series A, 3.70%, 04/30/30 ............ USD 800 $ 767,455
5.70%, 10/15/32 .................. 635 652,990
5.20%, 06/15/33 .................. 980 972,809
5.70%, 03/15/34 .................. 1,155 1,176,382
4.85%, 03/15/35 .................. 835 798,958
4.25%, 07/01/36 .................. 715 644,693
4.40%, 07/01/46 .................. 3,134 2,507,586
Southwestern Electric Power Co.
Series M, 4.10%, 09/15/28 ........... 970 956,328
5.30%, 04/01/33 .................. 805 801,715
5.20%, 04/01/36 .................. 500 482,943
6.20%, 03/15/40 .................. 485 493,397
Series J, 3.90%, 04/01/45 ............ 532 390,484
Series L, 3.85%, 02/01/48 ............ 483 341,780
3.25%, 11/01/51 .................. 955 596,758
5.90%, 04/01/56 .................. 545 511,184
Southwestern Public Service Co.
5.30%, 05/15/35 .................. 500 491,524
5.30%, 08/15/36 .................. 695 677,434
4.50%, 08/15/41 .................. 520 447,284
3.40%, 08/15/46 .................. 414 286,690
3.70%, 08/15/47 .................. 690 495,803
Series 6, 4.40%, 11/15/48 ............ 471 373,639
3.75%, 06/15/49 .................. 455 320,690
Series 8, 3.15%, 05/01/50 ............ 585 367,266
6.00%, 06/01/54 .................. 635 614,482
5.88%, 08/15/56 .................. 600 569,616
SP Group Treasury Pte. Ltd.
(d)
3.38%, 02/27/29 .................. 500 486,430
4.63%, 11/21/29 .................. 1,150 1,153,001
SP PowerAssets Ltd., 3.00%, 09/26/27
(c)(d)
... 800 786,746
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(e)
..................... 1,000 928,358
State Grid Overseas Investment 2013 Ltd.,
4.38%, 05/22/43
(d)
................ 200 179,965
State Grid Overseas Investment 2014 Ltd.,
4.85%, 05/07/44
(c)(e)
............... 800 762,495
State Grid Overseas Investment BVI Ltd.
(e)
4.25%, 05/02/28 .................. 1,000 998,160
1.63%, 08/05/30 .................. 1,900 1,701,431
4.00%, 05/04/47 .................. 800 671,747
System Energy Resources, Inc.
6.00%, 04/15/28 .................. 460 468,483
5.30%, 12/15/34 .................. 630 617,361
Tampa Electric Co.
4.90%, 03/01/29 .................. 590 591,750
2.40%, 03/15/31 .................. 463 414,436
5.15%, 03/01/35 .................. 615 603,671
4.10%, 06/15/42 .................. 614 496,132
4.35%, 05/15/44 .................. 614 496,726
4.30%, 06/15/48 .................. 660 518,024
4.45%, 06/15/49 .................. 690 548,007
3.63%, 06/15/50 .................. 615 424,011
3.45%, 03/15/51 .................. 760 507,325
5.00%, 07/15/52 .................. 585 500,856
Three Gorges Finance I Cayman Islands Ltd.
(e)
3.60%, 10/28/28 .................. 600 590,592
2.15%, 09/22/30 .................. 600 547,650
3.20%, 10/16/49 .................. 600 429,879
Tierra Mojada Luxembourg II SARL, 5.75%,
12/01/40
(e)
..................... 798 751,183
TNB Global Ventures Capital Bhd., 4.85%,
11/01/28
(e)
..................... 800 801,574
Toledo Edison Co. (The), 6.15%, 05/15/37 ... 312 327,786
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Trans-Allegheny Interstate Line Co., 5.00%,
01/15/31
(d)
..................... USD 290 $ 289,203
Transelec SA, 3.88%, 01/12/29
(d)
........ 364 352,068
Trinidad Generation UnLtd., 7.75%, 06/16/33
(c)(e)
600 626,718
Tucson Electric Power Co.
1.50%, 08/01/30 .................. 670 586,747
3.25%, 05/15/32 .................. 625 566,828
5.20%, 09/15/34 .................. 485 480,990
4.85%, 12/01/48 .................. 503 420,732
4.00%, 06/15/50 .................. 527 387,187
3.25%, 05/01/51 .................. 575 368,528
5.50%, 04/15/53 .................. 505 460,018
5.90%, 04/15/55 .................. 450 432,681
TXNM Energy, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.25%), 7.00%, 07/31/56
(d)(g)
.......... 413 415,494
Union Electric Co.
3.50%, 03/15/29 .................. 873 847,795
2.95%, 03/15/30 .................. 632 593,028
2.15%, 03/15/32 .................. 630 546,039
5.20%, 04/01/34 .................. 765 760,927
5.25%, 04/15/35 .................. 585 578,646
4.80%, 03/15/36 .................. 560 533,376
5.30%, 08/01/37 .................. 600 594,273
8.45%, 03/15/39 .................. 370 461,151
3.90%, 09/15/42 .................. 637 503,192
3.65%, 04/15/45 .................. 535 392,076
4.00%, 04/01/48 .................. 527 395,719
3.25%, 10/01/49 .................. 482 312,026
2.63%, 03/15/51 .................. 855 486,367
3.90%, 04/01/52 .................. 610 439,526
5.45%, 03/15/53 .................. 620 565,802
5.25%, 01/15/54 .................. 490 432,145
5.13%, 03/15/55 .................. 545 472,959
5.55%, 03/15/56 .................. 625 575,348
5.75%, 09/15/56 .................. 595 563,399
Virginia Electric & Power Co.
Series A, 3.80%, 04/01/28 ............ 1,105 1,090,757
Series A, 2.88%, 07/15/29 ............ 570 541,899
2.30%, 11/15/31 .................. 905 795,158
2.40%, 03/30/32 .................. 545 475,209
5.00%, 04/01/33 .................. 980 967,398
5.30%, 08/15/33 .................. 635 636,381
5.00%, 01/15/34 .................. 735 719,657
5.05%, 08/15/34 .................. 895 875,992
5.15%, 03/15/35 .................. 990 967,530
Series C, 4.90%, 09/15/35 ........... 855 817,522
Series B, 6.00%, 01/15/36 ............ 600 618,558
4.95%, 03/15/36 .................. 1,430 1,360,964
Series A, 6.00%, 05/15/37 ............ 376 386,265
6.35%, 11/30/37 .................. 653 683,681
8.88%, 11/15/38 .................. 957 1,215,009
4.00%, 01/15/43 .................. 655 515,796
Series D, 4.65%, 08/15/43 ........... 588 501,957
4.45%, 02/15/44 .................. 555 459,091
Series B, 4.20%, 05/15/45 ............ 480 376,993
Series C, 4.00%, 11/15/46 ............ 535 403,896
Series B, 3.80%, 09/15/47 ............ 681 492,760
4.60%, 12/01/48 .................. 680 552,867
3.30%, 12/01/49 .................. 664 428,835
2.45%, 12/15/50 .................. 1,192 640,614
2.95%, 11/15/51 .................. 1,005 593,567
Series C, 4.63%, 05/15/52 ........... 720 573,740
5.45%, 04/01/53 .................. 760 684,408
5.70%, 08/15/53 .................. 585 545,666

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.35%, 01/15/54 .................. USD 565 $ 500,948
5.55%, 08/15/54 .................. 670 610,707
5.65%, 03/15/55 .................. 610 563,784
Series D, 5.60%, 09/15/55 ........... 1,050 964,281
5.70%, 03/15/56 .................. 1,295 1,203,546
Virginia Power Fuel Securitization LLC, Series
A-2, 4.88%, 05/01/31 .............. 2,500 2,502,490
Vistra Operations Co. LLC
(d)
4.30%, 10/15/28 .................. 510 502,510
4.55%, 10/30/28 .................. 905 896,860
4.38%, 05/01/29 .................. 1,761 1,719,582
4.30%, 07/15/29 .................. 1,077 1,050,594
4.60%, 10/15/30 .................. 205 199,513
4.70%, 01/31/31 .................. 1,370 1,332,709
5.00%, 04/30/31 .................. 1,150 1,131,728
7.75%, 10/15/31 .................. 1,305 1,360,769
6.88%, 04/15/32 .................. 1,179 1,217,490
5.25%, 04/30/33 .................. 1,685 1,645,211
6.95%, 10/15/33 .................. 1,065 1,134,821
6.00%, 04/15/34 .................. 1,020 1,028,469
5.70%, 12/30/34 .................. 805 794,585
5.25%, 10/15/35 .................. 1,070 1,019,996
5.35%, 01/31/36 .................. 1,105 1,057,594
5.55%, 04/30/36 .................. 1,260 1,226,273
VoltaGrid LLC, 7.38%, 11/01/30
(d)
........ 2,400 2,412,246
Wisconsin Electric Power Co.
1.70%, 06/15/28 .................. 2,340 2,222,481
3.95%, 03/01/29 .................. 250 245,884
5.00%, 05/15/29 .................. 870 877,555
4.15%, 10/15/30 .................. 530 515,208
4.65%, 06/15/31 .................. 545 538,553
4.75%, 09/30/32 .................. 395 391,079
5.63%, 05/15/33 .................. 650 669,969
4.60%, 10/01/34 .................. 460 442,463
5.10%, 06/15/36
(c)
................. 450 441,050
5.70%, 12/01/36 .................. 450 462,631
4.30%, 10/15/48 .................. 447 350,832
5.05%, 10/01/54
(c)
................. 435 377,202
5.65%, 03/15/56 .................. 470 445,135
Wisconsin Power & Light Co.
3.05%, 10/15/27 .................. 510 501,115
3.00%, 07/01/29 .................. 417 398,153
1.95%, 09/16/31 .................. 605 521,889
3.95%, 09/01/32 .................. 775 730,125
4.95%, 04/01/33 .................. 550 541,127
5.38%, 03/30/34 .................. 545 544,386
6.38%, 08/15/37 .................. 255 268,933
3.65%, 04/01/50 .................. 1,070 734,022
5.70%, 12/15/55 .................. 550 512,796
Wisconsin Public Service Corp.
4.55%, 12/01/29 .................. 370 368,000
4.25%, 01/15/31 .................. 485 472,999
3.67%, 12/01/42 .................. 546 418,373
4.75%, 11/01/44 .................. 585 504,253
3.30%, 09/01/49 .................. 540 356,283
2.85%, 12/01/51 .................. 1,035 611,112
Xcel Energy, Inc.
4.75%, 03/21/28 .................. 375 375,289
4.00%, 06/15/28 .................. 830 820,363
2.60%, 12/01/29 .................. 715 665,534
3.40%, 06/01/30 .................. 831 786,163
2.35%, 11/15/31 .................. 645 562,534
4.60%, 06/01/32 .................. 785 761,528
5.45%, 08/15/33 .................. 870 872,395
5.50%, 03/15/34 .................. 930 928,373
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.60%, 04/15/35 .................. USD 600 $ 600,002
6.50%, 07/01/36 .................. 330 348,191
3.50%, 12/01/49 .................. 513 344,086
XPLR Infrastructure Operating Partners LP
(d)
4.50%, 09/15/27 .................. 664 656,610
7.25%, 01/15/29
(c)
................. 772 796,371
8.38%, 01/15/31
(c)
................. 1,010 1,073,326
8.63%, 03/15/33 .................. 1,340 1,431,452
7.75%, 04/15/34 .................. 730 764,690
856,230,340
Electrical Equipment — 0.1%
ABB Finance USA, Inc.
3.80%, 04/03/28 .................. 955 943,883
4.38%, 05/08/42 .................. 550 467,364
Acuity Brands Lighting, Inc., 2.15%, 12/15/30 . 650 576,947
Atkore, Inc., 4.25%, 06/01/31
(d)
.......... 473 448,255
Eaton Capital ULC, 4.45%, 05/09/30 ...... 400 394,486
Eaton Corp.
3.10%, 09/15/27 .................. 130 128,194
3.85%, 03/06/28 .................. 810 801,337
4.35%, 05/18/28 .................. 955 953,069
3.95%, 03/06/29 .................. 1,535 1,507,800
4.20%, 03/06/31 .................. 785 761,514
4.00%, 11/02/32 .................. 914 871,549
4.50%, 03/06/33 .................. 885 854,384
4.15%, 03/15/33 .................. 1,645 1,565,243
4.80%, 03/06/36 .................. 1,755 1,682,702
4.15%, 11/02/42 .................. 1,458 1,205,363
3.92%, 09/15/47 .................. 635 482,964
4.70%, 08/23/52 .................. 660 556,618
5.45%, 03/06/56
(c)
................. 675 626,932
Emerson Electric Co.
1.80%, 10/15/27 .................. 649 629,320
2.00%, 12/21/28 .................. 1,585 1,494,613
1.95%, 10/15/30 .................. 650 580,310
2.20%, 12/21/31 .................. 1,400 1,227,072
5.00%, 03/15/35 .................. 530 521,697
5.25%, 11/15/39 .................. 495 488,731
2.75%, 10/15/50 .................. 849 509,813
2.80%, 12/21/51 .................. 1,260 751,509
EnerSys
(d)
4.38%, 12/15/27 .................. 310 306,301
6.63%, 01/15/32 .................. 395 400,143
GE Vernova, Inc.
4.25%, 02/04/31 .................. 595 580,039
4.88%, 02/04/36 .................. 1,015 975,448
5.50%, 02/04/56 .................. 1,320 1,214,406
Hubbell, Inc.
3.15%, 08/15/27 .................. 480 473,534
3.50%, 02/15/28 .................. 775 762,232
2.30%, 03/15/31 .................. 665 592,584
4.65%, 06/15/31 .................. 545 537,430
4.90%, 06/15/33 .................. 900 878,897
4.80%, 11/15/35 .................. 355 337,270
5.15%, 06/15/36 .................. 640 621,792
LG Energy Solution Ltd.
(e)
5.25%, 04/02/28 .................. 400 401,426
5.75%, 09/25/28 .................. 600 608,529
5.00%, 04/02/29 .................. 400 399,220
5.38%, 07/02/29 .................. 800 805,613
5.38%, 04/02/30 .................. 700 699,946
5.25%, 04/02/31 .................. 1,000 988,843
5.50%, 07/02/34 .................. 600 586,800
5.88%, 04/02/35 .................. 700 694,931

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electrical Equipment (continued)
5.88%, 04/02/36 .................. USD 1,000 $ 983,734
Molex Electronic Technologies LLC
(d)
4.75%, 04/30/28 .................. 290 290,842
5.25%, 04/30/32 .................. 570 569,306
Regal Rexnord Corp.
6.05%, 04/15/28 .................. 1,440 1,467,718
6.30%, 02/15/30 .................. 1,577 1,629,510
6.40%, 04/15/33 .................. 1,390 1,448,966
Rockwell Automation, Inc.
3.50%, 03/01/29 .................. 1,032 1,004,692
1.75%, 08/15/31 .................. 640 549,336
4.20%, 03/01/49 .................. 785 623,062
2.80%, 08/15/61 .................. 530 282,877
Sensata Technologies BV
(d)
4.00%, 04/15/29 .................. 202 194,635
5.88%, 09/01/30 .................. 730 730,504
Solaris Energy Infrastructure LLC, 6.38%,
05/15/31
(d)
..................... 2,425 2,381,696
Vertiv Group Corp., 4.13%, 11/15/28
(d)
..... 1,132 1,119,254
Vertiv Holdings Co.
4.85%, 03/15/36 .................. 290 273,536
5.65%, 03/15/46 .................. 555 513,054
5.80%, 03/15/56 .................. 465 428,052
5.95%, 03/15/66 .................. 435 399,726
48,787,553
Electronic Equipment, Instruments & Components — 0.1%
Allegion US Holding Co., Inc.
3.55%, 10/01/27 .................. 696 687,929
5.41%, 07/01/32 .................. 525 529,928
5.60%, 05/29/34 .................. 760 764,468
Amphenol Corp.
3.80%, 11/15/27 .................. 960 952,355
4.38%, 06/12/28 .................. 615 613,175
3.90%, 11/15/28 .................. 715 704,918
5.05%, 04/05/29 .................. 810 818,066
4.35%, 06/01/29 .................. 1,088 1,079,262
2.80%, 02/15/30 .................. 1,495 1,395,364
4.13%, 11/15/30 .................. 1,050 1,020,234
2.20%, 09/15/31 .................. 965 848,948
4.40%, 02/15/33 .................. 1,725 1,654,351
5.25%, 04/05/34 .................. 755 755,700
5.00%, 01/15/35 .................. 530 518,269
4.63%, 02/15/36 .................. 2,055 1,937,106
5.38%, 11/15/54 .................. 275 252,245
5.30%, 11/15/55 .................. 2,650 2,390,833
Arrow Electronics, Inc.
3.88%, 01/12/28 .................. 628 618,999
5.15%, 08/21/29 .................. 860 862,752
2.95%, 02/15/32 .................. 695 610,337
5.88%, 04/10/34 .................. 605 611,290
Avnet, Inc.
6.25%, 03/15/28 .................. 705 718,203
3.00%, 05/15/31 .................. 535 480,791
5.50%, 06/01/32 .................. 365 364,312
CDW LLC
4.25%, 04/01/28 .................. 885 872,926
3.28%, 12/01/28 .................. 865 830,449
3.25%, 02/15/29 .................. 996 948,858
5.10%, 03/01/30 .................. 225 222,698
3.57%, 12/01/31 .................. 1,315 1,192,780
5.55%, 08/22/34 .................. 845 818,967
Coherent Corp., 5.00%, 12/15/29
(d)
....... 1,125 1,100,783
Competition Team Technologies Ltd., 4.25%,
03/12/29
(e)
..................... 400 394,204
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components (continued)
Corning, Inc.
4.70%, 03/15/37 .................. USD 1,291 $ 1,196,596
5.75%, 08/15/40 .................. 673 670,063
4.75%, 03/15/42 .................. 1,044 920,037
5.35%, 11/15/48 .................. 865 771,801
3.90%, 11/15/49 .................. 1,335 959,175
4.38%, 11/15/57 .................. 1,978 1,464,977
5.85%, 11/15/68 .................. 600 548,495
5.45%, 11/15/79 .................. 1,185 1,012,559
Crane NXT Co.
6.55%, 11/15/36 .................. 199 197,337
4.20%, 03/15/48 .................. 445 277,555
Flex Ltd.
6.00%, 01/15/28 .................. 520 527,081
4.88%, 06/15/29 .................. 716 713,426
4.88%, 05/12/30 .................. 753 742,555
5.25%, 01/15/32 .................. 1,170 1,152,975
5.38%, 11/13/35 .................. 540 516,438
Foxconn Far East Ltd., 2.50%, 10/28/30
(e)
... 600 544,983
Ingram Micro, Inc., 4.75%, 05/15/29
(d)
..... 2,298 2,235,725
Insight Enterprises, Inc., 6.63%, 05/15/32
(d)
.. 530 533,326
Jabil, Inc.
3.95%, 01/12/28 .................. 767 757,809
4.20%, 02/01/29 .................. 485 476,115
5.45%, 02/01/29 .................. 615 621,113
3.60%, 01/15/30 .................. 707 671,794
3.00%, 01/15/31 .................. 696 633,301
4.75%, 02/01/33 .................. 635 609,290
Keysight Technologies, Inc.
3.00%, 10/30/29 .................. 1,198 1,130,919
5.35%, 07/30/30 .................. 555 562,371
4.95%, 10/15/34 .................. 530 512,553
Sensata Technologies, Inc.
(d)
4.38%, 02/15/30 .................. 545 526,087
3.75%, 02/15/31 .................. 930 866,322
6.63%, 07/15/32 .................. 540 552,773
TD SYNNEX Corp.
2.38%, 08/09/28 .................. 1,855 1,763,328
4.30%, 01/17/29 .................. 615 604,607
2.65%, 08/09/31 .................. 640 563,350
6.10%, 04/12/34 .................. 890 906,221
5.30%, 10/10/35 .................. 565 540,619
Teledyne Technologies, Inc.
2.25%, 04/01/28 .................. 255 245,182
2.75%, 04/01/31 .................. 1,218 1,102,035
TTM Technologies, Inc., 4.00%, 03/01/29
(d)
.. 610 585,049
Tyco Electronics Group SA
3.13%, 08/15/27 .................. 1,000 986,850
4.63%, 02/01/30 .................. 765 759,241
4.50%, 02/09/31 .................. 755 743,435
2.50%, 02/04/32 .................. 430 377,401
5.00%, 05/09/35 .................. 555 539,197
4.88%, 02/09/36 .................. 530 507,711
7.13%, 10/01/37 .................. 649 729,119
Vontier Corp.
2.40%, 04/01/28 .................. 744 714,405
2.95%, 04/01/31 .................. 988 891,719
Zebra Technologies Corp., 6.50%, 06/01/32
(d)
. 530 536,081
63,572,601
Energy Equipment & Services — 0.2%
Archrock Partners LP, 6.63%, 09/01/32
(d)
.... 785 796,218
Archrock Services LP, 6.00%, 02/01/34
(d)
... 878 859,813
Baker Hughes Holdings LLC
3.34%, 12/15/27 .................. 1,913 1,883,982

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
4.05%, 03/11/29 .................. USD 1,205 $ 1,184,645
3.14%, 11/07/29 .................. 1,322 1,256,911
4.49%, 05/01/30 .................. 436 430,201
4.35%, 06/15/31 .................. 1,680 1,632,514
4.65%, 06/15/33 .................. 1,175 1,132,915
5.00%, 06/15/36 .................. 1,960 1,881,924
5.13%, 09/15/40 .................. 1,528 1,424,014
4.08%, 12/15/47 .................. 1,751 1,333,642
5.85%, 06/15/56 .................. 2,340 2,211,371
Beusa Investments LLC, 7.00%, 08/01/31
(d)
.. 925 902,786
Borr IHC Ltd.
8.75%, 01/15/32
(d)
................. 1,200 1,174,185
8.75%, 01/15/32
(e)
................. 200 195,697
9.00%, 01/15/34
(d)
................. 1,000 979,383
Bristow Group, Inc., 6.75%, 02/01/33
(d)
..... 600 600,563
Constellation Oil Services Holding SA
9.38%, 11/07/29
(e)
................. 800 847,227
7.70%, 08/03/33
(d)
................. 790 795,421
COSL Singapore Capital Ltd., 2.50%,
06/24/30
(e)
..................... 600 549,111
EDO Sukuk Ltd.
(e)
5.66%, 07/03/31 .................. 750 761,619
5.88%, 09/21/33 .................. 1,400 1,425,793
5.14%, 01/22/36 .................. 1,000 970,740
Enerflex, Inc., 6.88%, 01/15/31
(d)
........ 485 492,832
FORESEA Holding SA, 7.50%, 06/15/30
(d)
... 502 498,136
Global Marine, Inc., 7.00%, 06/01/28
(c)
..... 275 279,670
Guara Norte SARL, 5.20%, 06/15/34
(e)
..... 739 709,981
Halliburton Co.
2.92%, 03/01/30 .................. 1,409 1,316,243
4.85%, 11/15/35 .................. 1,197 1,135,462
6.70%, 09/15/38 .................. 1,068 1,149,104
7.45%, 09/15/39 .................. 1,059 1,209,219
4.50%, 11/15/41 .................. 725 617,902
4.75%, 08/01/43 .................. 1,164 986,188
5.00%, 11/15/45 .................. 2,695 2,313,832
Helix Energy Solutions Group, Inc., 9.75%,
03/01/29
(d)
..................... 325 340,604
Helmerich & Payne, Inc.
4.65%, 12/01/27 .................. 660 659,187
4.85%, 12/01/29 .................. 410 407,816
2.90%, 09/29/31 .................. 900 799,341
5.50%, 12/01/34 .................. 525 508,422
Kodiak Gas Services LLC
(d)
5.88%, 04/01/31 .................. 1,208 1,194,968
6.50%, 10/01/33 .................. 890 889,426
6.75%, 10/01/35 .................. 735 740,613
Nabors Industries, Inc.
(d)
9.13%, 01/31/30 .................. 705 737,847
8.88%, 08/15/31 .................. 620 638,378
7.63%, 11/15/32 .................. 865 882,043
Noble Finance II LLC
(d)
8.00%, 04/15/30 .................. 1,238 1,279,832
6.25%, 06/15/34 .................. 920 893,063
NOV, Inc.
3.60%, 12/01/29 .................. 878 842,121
3.95%, 12/01/42 .................. 1,715 1,297,265
Oceaneering International, Inc., 6.88%,
07/15/34
(d)
..................... 545 557,721
Oceanica Lux, 11.25%, 05/08/31
(e)
....... 800 803,486
Patterson-UTI Energy, Inc.
5.15%, 11/15/29 .................. 499 497,592
7.15%, 10/01/33 .................. 530 562,299
6.05%, 05/15/36 .................. 470 462,004
Precision Drilling Corp., 6.88%, 01/15/29
(d)
.. 401 402,830
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Schlumberger Holdings Corp.
(d)
4.50%, 05/15/28 .................. USD 590 $ 589,137
3.90%, 05/17/28 .................. 1,607 1,587,239
4.30%, 05/01/29 .................. 1,275 1,261,814
5.00%, 11/15/29 .................. 755 760,373
2.65%, 06/26/30 .................. 1,012 934,163
4.85%, 05/15/33
(c)
................. 650 638,140
5.00%, 06/01/34 .................. 935 917,148
Schlumberger Investment SA
2.65%, 06/26/30 .................. 658 608,958
4.55%, 05/07/31 .................. 390 384,341
4.80%, 05/07/33 .................. 775 761,172
5.15%, 05/07/36 .................. 690 674,506
Seadrill Finance Ltd., 6.75%, 07/15/34
(d)
.... 800 770,098
SESI LLC, 7.88%, 09/30/30
(d)
.......... 1,055 1,067,288
Star Holding LLC, 8.75%, 08/01/31
(d)
...... 360 367,925
TGS ASA, 8.50%, 01/15/30
(d)
........... 795 830,463
Tidewater, Inc., 9.13%, 07/15/30
(d)
........ 671 716,816
Transocean Aquila Ltd., 8.00%, 09/30/28
(d)
.. 363 370,607
Transocean International Ltd.
8.25%, 05/15/29
(d)
................. 825 849,658
8.75%, 02/15/30
(d)
................. 994 1,031,404
7.50%, 04/15/31 .................. 425 425,631
8.50%, 05/15/31
(d)
................. 977 1,018,803
7.88%, 10/15/32
(d)
................. 1,150 1,197,950
6.80%, 03/15/38 .................. 645 603,750
USA Compression Partners LP
(d)
7.13%, 03/15/29 .................. 1,180 1,204,485
6.25%, 10/01/33 .................. 850 836,474
Valaris Ltd., 8.38%, 04/30/30
(d)
.......... 1,090 1,128,654
Vallourec SACA, 7.50%, 04/15/32
(d)
....... 830 866,076
Viridien, 10.00%, 10/15/30
(d)
........... 550 573,722
WBI Operating LLC
(d)
6.25%, 10/15/30 .................. 1,105 1,104,660
6.50%, 10/15/33 .................. 640 638,639
Weatherford International Ltd.
(d)
8.63%, 04/30/30 .................. 250 251,548
6.75%, 10/15/33 .................. 1,360 1,376,324
Yinson Boronia Production BV, 8.95%,
07/31/42
(e)
..................... 1,152 1,267,067
78,951,135
Entertainment — 0.2%
Allen Media LLC, 10.50%, 02/15/28
(d)
...... 560 223,383
AMC Entertainment Holdings, Inc., 7.50%,
02/15/29
(d)
..................... 465 449,428
Banijay Entertainment SAS, 8.13%, 05/01/29
(d)
402 413,115
Cinemark USA, Inc.
(d)
5.25%, 07/15/28 .................. 930 924,519
7.00%, 08/01/32 .................. 608 624,126
Live Nation Entertainment, Inc.
(d)
4.75%, 10/15/27 .................. 1,020 1,015,077
3.75%, 01/15/28 .................. 605 592,385
NBCUniversal Media LLC
6.40%, 04/30/40 ................... 420 450,321
5.95%, 04/01/41 .................. 803 825,760
4.45%, 01/15/43 .................. 1,175 1,006,717
Netflix, Inc.
4.88%, 04/15/28 .................. 2,069 2,079,857
5.88%, 11/15/28 .................. 2,518 2,586,283
6.38%, 05/15/29 .................. 1,114 1,162,992
5.38%, 11/15/29
(d)
................. 1,630 1,657,967
4.88%, 06/15/30
(d)
................. 1,765 1,759,552
4.90%, 08/15/34
(c)
................. 1,705 1,670,350
5.25%, 08/15/36 .................. 885 872,286

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment (continued)
5.40%, 08/15/54 .................. USD 2,085 $ 1,909,351
Playtika Holding Corp., 4.25%, 03/15/29
(d)
... 645 585,799
ROBLOX Corp., 3.88%, 05/01/30
(d)
....... 1,188 1,110,100
Take-Two Interactive Software, Inc.
4.95%, 03/28/28 .................. 1,553 1,559,835
5.40%, 06/12/29 .................. 750 759,763
4.00%, 04/14/32 .................. 820 773,388
5.60%, 06/12/34 .................. 740 746,225
Tencent Music Entertainment Group, 2.00%,
09/03/30 ...................... 705 630,591
TWDC Enterprises 18 Corp.
7.00%, 03/01/32 .................. 938 1,031,162
4.38%, 08/16/41 .................. 657 563,164
Series E, 4.13%, 12/01/41 ............ 652 541,101
3.70%, 12/01/42 .................. 720 551,961
4.13%, 06/01/44 .................. 1,158 922,837
3.00%, 07/30/46 .................. 865 564,690
Walt Disney Co. (The)
2.20%, 01/13/28 .................. 578 560,576
3.75%, 03/14/29 .................. 1,905 1,866,945
2.00%, 09/01/29 .................. 4,717 4,366,598
3.80%, 03/22/30 .................. 1,780 1,727,202
2.65%, 01/13/31 .................. 2,336 2,140,551
4.00%, 03/14/31 .................. 1,940 1,877,797
6.55%, 03/15/33 .................. 578 628,227
6.20%, 12/15/34 .................. 1,020 1,088,525
6.40%, 12/15/35 .................. 979 1,059,716
4.63%, 03/14/36 .................. 1,355 1,285,903
6.15%, 03/01/37 .................. 911 967,716
6.65%, 11/15/37 .................. 1,389 1,519,325
4.63%, 03/23/40 .................. 1,115 1,010,641
3.50%, 05/13/40 .................. 1,925 1,531,833
6.15%, 02/15/41 .................. 862 895,752
5.40%, 10/01/43 .................. 1,111 1,051,009
4.75%, 09/15/44 .................. 1,092 941,493
4.95%, 10/15/45 .................. 610 534,509
7.75%, 12/01/45 .................. 455 545,426
4.75%, 11/15/46 .................. 872 741,692
2.75%, 09/01/49 .................. 2,915 1,722,759
4.70%, 03/23/50 .................. 2,600 2,164,491
3.60%, 01/13/51 .................. 3,272 2,263,691
3.80%, 05/13/60 .................. 1,200 822,079
WMG Acquisition Corp.
(d)
3.75%, 12/01/29 .................. 1,195 1,138,030
3.88%, 07/15/30 .................. 770 725,146
3.00%, 02/15/31
(c)
................. 1,115 1,020,392
66,762,109
Financial Services — 0.7%
Apollo Global Management, Inc.
4.60%, 01/15/31 .................. 900 880,062
6.38%, 11/15/33 .................. 848 889,546
5.15%, 08/12/35 .................. 890 850,487
5.70%, 03/30/36 .................. 915 902,638
5.80%, 05/21/54
(c)
................. 925 847,065
Armor Holdco, Inc., 8.50%, 11/15/29
(d)
..... 360 360,366
Atlas Warehouse Lending Co. LP
(d)
4.63%, 11/15/28 .................. 250 246,568
5.25%, 01/15/33 .................. 250 241,748
Berkshire Hathaway, Inc., 4.50%, 02/11/43 .. 1,365 1,188,277
Block Financial LLC
2.50%, 07/15/28 .................. 987 941,371
3.88%, 08/15/30
(c)
................. 1,035 978,474
5.38%, 09/15/32
(c)
................. 655 641,753
Security
Par (000)
Par (000) Value
Financial Services (continued)
Block, Inc.
5.63%, 08/15/30
(d)
................. USD 1,615 $ 1,607,224
3.50%, 06/01/31 .................. 1,072 978,202
6.50%, 05/15/32 .................. 2,265 2,290,238
6.00%, 08/15/33
(d)
................. 1,175 1,166,153
Burford Capital Global Finance LLC
(d)
6.25%, 04/15/28 .................. 395 389,430
6.88%, 04/15/30 .................. 405 384,808
9.25%, 07/01/31 .................. 895 875,273
7.50%, 07/15/33
(c)
................. 471 397,161
8.50%, 01/15/34
(c)
................. 670 580,197
Caja de Compensacion de Asignacion Familiar
de Los Andes, 7.00%, 07/30/29
(e)
....... 400 413,125
Charming Light Investments Ltd., 4.38%,
12/21/27
(e)
..................... 800 796,324
China Cinda 2020 I Management Ltd.
(e)
2.50%, 01/20/28 .................. 400 387,526
4.38%, 11/13/28 .................. 400 396,631
5.75%, 05/28/29 .................. 800 819,024
5.50%, 01/23/30 .................. 800 814,260
3.13%, 03/18/30 .................. 1,000 940,400
3.00%, 01/20/31 .................. 1,200 1,107,374
China Development Bank Financial Leasing Co.
Ltd., (5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.93%), 4.60%,
11/10/35
(e)(g)
.................... 600 589,574
CIMIC Finance Ltd., 6.00%, 04/22/36
(d)
..... 765 747,979
CK Hutchison International 17 II Ltd., 3.25%,
09/29/27
(d)
..................... 1,103 1,086,401
CK Hutchison International 19 II Ltd.
(d)
2.75%, 09/06/29 .................. 1,005 950,646
3.38%, 09/06/49 .................. 950 658,975
CK Hutchison International 19 Ltd., 3.63%,
04/11/29
(c)(d)
.................... 1,017 991,209
Clifford Capital Holdings Pte. Ltd., 3.97%,
09/30/28
(e)
..................... 600 592,098
Coastal Emerald Ltd., 4.60%, 04/16/28
(e)
.... 600 600,453
Corebridge Financial, Inc.
3.85%, 04/05/29 .................. 1,370 1,333,889
3.90%, 04/05/32 .................. 1,375 1,274,557
6.05%, 09/15/33 .................. 740 759,562
5.75%, 01/15/34 .................. 1,035 1,046,145
4.35%, 04/05/42 .................. 635 518,015
4.40%, 04/05/52 .................. 2,720 2,063,215
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.85%), 6.88%,
12/15/52
(g)
.................... 1,010 1,021,941
CPI CG, Inc., 10.00%, 07/15/29
(d)
........ 258 270,734
CrossCountry Intermediate HoldCo LLC
(d)
6.50%, 10/01/30 .................. 978 946,283
6.75%, 12/01/32 .................. 658 628,522
EDP Finance BV, 1.71%, 01/24/28
(d)
...... 800 765,498
Emlak Konut Varlik Kiralama A/S, 7.75%,
06/01/31
(e)
..................... 800 793,276
Enact Holdings, Inc., 6.25%, 05/28/29 ..... 875 896,909
Equitable America Global Funding
(d)
3.95%, 09/15/27 .................. 75 74,324
4.30%, 12/15/28 .................. 465 459,403
5.13%, 06/15/31 .................. 655 650,602
4.70%, 09/15/32 .................. 550 531,716
Equitable Holdings, Inc.
4.35%, 04/20/28 .................. 1,019 1,012,040
4.57%, 02/15/29
(d)
................. 790 779,630
5.59%, 01/11/33 .................. 760 769,371
5.00%, 04/20/48 .................. 1,850 1,564,895

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Essent Group Ltd., 6.25%, 07/01/29 ...... USD 450 $ 462,835
Experian Finance US, Inc., 5.35%, 08/24/36
(d)
775 751,974
Far East Horizon Ltd.
(e)
5.88%, 03/05/28 .................. 600 602,099
6.00%, 10/01/28 .................. 600 603,505
5.25%, 01/13/29 .................. 600 592,591
Fidelity National Information Services, Inc.
1.65%, 03/01/28 .................. 795 757,528
4.45%, 03/10/28 .................. 765 760,863
4.55%, 03/10/29 .................. 2,725 2,700,303
3.75%, 05/21/29 .................. 600 581,004
2.25%, 03/01/31 .................. 130 114,413
4.80%, 03/10/31 .................. 3,210 3,151,105
5.10%, 07/15/32 .................. 530 523,441
3.10%, 03/01/41 .................. 1,245 877,344
4.50%, 08/15/46 .................. 510 401,148
Fiserv, Inc.
5.45%, 03/02/28 .................. 1,040 1,048,179
5.38%, 08/21/28 .................. 1,170 1,179,770
4.20%, 10/01/28 .................. 1,044 1,028,061
3.50%, 07/01/29 .................. 3,385 3,246,752
4.75%, 03/15/30 .................. 860 847,712
2.65%, 06/01/30 .................. 1,126 1,026,810
4.55%, 02/15/31 .................. 800 774,527
5.35%, 03/15/31 .................. 895 894,433
5.60%, 03/02/33 .................. 650 647,446
5.63%, 08/21/33 .................. 1,890 1,876,098
5.45%, 03/15/34 .................. 970 944,827
5.15%, 08/12/34 .................. 1,485 1,413,700
5.25%, 08/11/35
(c)
................. 945 902,341
4.40%, 07/01/49 .................. 150 112,504
Freedom Mortgage Corp., 12.25%, 10/01/30
(d)
545 583,878
Freedom Mortgage Holdings LLC
(d)
9.25%, 02/01/29 .................. 1,235 1,275,248
6.88%, 05/01/31 .................. 988 950,976
9.13%, 05/15/31 .................. 865 887,461
8.00%, 02/01/32 .................. 580 575,569
8.38%, 04/01/32 .................. 785 788,543
7.88%, 04/01/33 .................. 640 617,814
Gabon Blue Bond Master Trust, 6.10%,
08/01/38
(d)
..................... 500 493,548
Global Payments, Inc.
4.95%, 08/15/27 .................. 545 546,593
4.55%, 03/15/28 .................. 375 372,506
4.45%, 06/01/28 .................. 682 675,384
4.50%, 11/15/28 .................. 1,895 1,870,080
3.20%, 08/15/29 .................. 1,637 1,544,464
5.30%, 08/15/29 .................. 1,135 1,136,412
2.90%, 05/15/30 .................. 1,230 1,123,324
4.88%, 11/15/30 .................. 1,250 1,217,454
2.90%, 11/15/31 .................. 1,345 1,175,147
5.40%, 08/15/32 .................. 390 384,202
5.20%, 11/15/32 .................. 835 806,187
5.40%, 03/15/33 .................. 535 520,367
5.55%, 11/15/35 .................. 2,005 1,909,748
4.15%, 08/15/49 .................. 961 671,658
5.95%, 08/15/52
(c)
................. 980 887,919
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31 .................. 430 437,023
5.95%, 07/15/33
(d)
................. 290 286,655
6.38%, 07/01/34 .................. 720 721,894
6.75%, 07/15/35 .................. 275 281,214
IIFL Finance Ltd., 7.60%, 09/10/29
(e)
...... 600 601,441
Indian Railway Finance Corp. Ltd., 2.80%,
02/10/31
(e)
..................... 1,000 900,845
Security
Par (000)
Par (000) Value
Financial Services (continued)
Inventive Global Investments Ltd.
(e)
3.88%, 11/19/27 .................. USD 200 $ 198,195
(SOFR Index + 0.48%), 4.15%, 11/19/28
(g)
1,000 1,000,312
Jackson Financial, Inc.
3.13%, 11/23/31 .................. 680 603,925
5.67%, 06/08/32
(c)
................. 470 468,363
6.15%, 01/15/37 .................. 485 473,999
4.00%, 11/23/51 .................. 1,050 680,165
Jefferies Finance LLC
(d)
5.00%, 08/15/28 .................. 1,165 1,127,491
6.63%, 10/15/31 .................. 705 691,962
Jefferson Capital Holdings LLC
(d)
9.50%, 02/15/29 .................. 400 416,893
8.25%, 05/15/30 .................. 482 502,810
JGSH Philippines Ltd., 4.13%, 07/09/30
(e)
... 700 680,478
JIC Zhixin Ltd., 2.13%, 08/27/30
(e)
........ 1,200 1,086,833
Kodit Global Co. Ltd., 4.59%, 05/28/29
(e)
.... 600 598,068
Korea Ocean Business Corp.
(e)
4.50%, 05/03/28 .................. 200 199,495
5.25%, 05/02/29 .................. 400 405,363
4.63%, 05/09/30 .................. 400 397,276
LD Holdings Group LLC
(d)
8.75%, 11/01/27
(c)
................. 362 326,159
6.13%, 04/01/28 .................. 535 428,917
LSEG Finance plc
(d)
2.00%, 04/06/28 .................. 1,375 1,316,342
2.50%, 04/06/31 .................. 1,024 913,479
3.20%, 04/06/41 .................. 905 669,501
LSEG US Fin Corp.
(d)
4.25%, 03/23/29 .................. 1,880 1,853,808
4.50%, 03/23/31 .................. 800 781,038
5.30%, 03/28/34 .................. 1,080 1,069,089
5.25%, 03/23/36 .................. 285 277,211
M&G plc, (5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.41%), 6.50%,
10/20/48
(e)(g)
.................... 450 458,130
Mastercard, Inc.
4.10%, 01/15/28 .................. 685 682,489
3.50%, 02/26/28 .................. 470 463,635
4.88%, 03/09/28 .................. 1,185 1,192,084
4.55%, 03/15/28 .................. 605 605,626
4.33%, 06/08/28 .................. 1,185 1,183,096
2.95%, 06/01/29 .................. 1,389 1,329,582
4.43%, 06/08/29 .................. 1,325 1,317,726
3.35%, 03/26/30 .................. 2,240 2,137,493
1.90%, 03/15/31 .................. 767 676,970
4.60%, 06/08/31 .................. 1,260 1,246,356
2.00%, 11/18/31 .................. 837 730,585
4.35%, 01/15/32 .................. 1,380 1,344,136
4.95%, 03/15/32 .................. 710 711,253
4.85%, 03/09/33 .................. 950 941,983
4.88%, 05/09/34 .................. 1,000 985,141
4.55%, 01/15/35 .................. 1,560 1,492,660
5.00%, 06/08/36 .................. 1,170 1,141,329
3.80%, 11/21/46 .................. 927 695,958
3.95%, 02/26/48 .................. 798 602,584
3.65%, 06/01/49 .................. 1,067 760,434
3.85%, 03/26/50 .................. 3,046 2,242,707
2.95%, 03/15/51 .................. 400 246,136
MGIC Investment Corp., 5.25%, 08/15/28 ... 820 818,860
Midcap Financial Issuer Trust
(d)
6.50%, 05/01/28 .................. 1,113 1,112,877
5.63%, 01/15/30 .................. 425 417,800
Mitsubishi HC Capital, Inc.
(d)
5.08%, 09/15/27 .................. 560 561,037

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
3.97%, 04/13/30 .................. USD 300 $ 288,592
Mobius Merger Sub, Inc., 9.00%, 06/01/30
(d)
. 545 373,649
National Rural Utilities Cooperative Finance
Corp.
4.12%, 09/16/27 .................. 550 547,905
3.95%, 12/10/27 .................. 225 223,345
3.40%, 02/07/28 .................. 799 785,403
4.75%, 02/07/28 .................. 245 245,567
4.80%, 03/15/28 .................. 605 606,780
Series D, 4.15%, 08/25/28 ........... 675 668,420
5.05%, 09/15/28 .................. 635 639,705
3.90%, 11/01/28 .................. 385 378,363
4.85%, 02/07/29 .................. 570 571,552
Series D, 4.05%, 02/09/29 ........... 630 620,063
3.70%, 03/15/29 .................. 1,105 1,077,037
4.40%, 05/11/29 .................. 360 356,851
5.15%, 06/15/29 .................. 480 485,087
4.95%, 02/07/30 .................. 270 270,896
2.40%, 03/15/30 .................. 730 670,538
4.30%, 12/10/30 .................. 660 644,582
5.00%, 02/07/31 .................. 890 893,036
1.35%, 03/15/31 .................. 415 354,960
1.65%, 06/15/31 .................. 490 420,842
8.00%, 03/01/32 .................. 450 511,189
2.75%, 04/15/32 .................. 620 548,606
4.02%, 11/01/32 .................. 789 743,928
4.15%, 12/15/32 .................. 465 442,268
5.80%, 01/15/33 .................. 955 987,770
5.00%, 08/15/34 .................. 405 398,085
4.40%, 11/01/48 .................. 1,175 938,233
4.30%, 03/15/49 .................. 951 754,406
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.53%), 7.13%,
09/15/53
(g)
.................... 580 598,702
Nationwide Building Society
(d)
4.30%, 03/08/29
(g)
................. 1,545 1,532,486
(1-day SOFR + 1.06%), 4.65%, 07/14/29
(c)(g)
850 848,703
5.13%, 07/29/29 .................. 1,275 1,283,110
3.96%, 07/18/30
(g)
................. 1,820 1,764,940
4.35%, 09/30/30 .................. 965 937,564
(1-day SOFR + 1.10%), 5.05%, 07/14/32
(g)
600 592,148
(5-Year USD Swap Rate + 1.85%), 4.13%,
10/18/32
(g)
.................... 230 227,023
(1-day SOFR + 1.65%), 5.54%, 07/14/36
(g)
930 917,054
(1-day SOFR + 1.42%), 5.52%, 07/14/37
(g)
600 586,352
NCR Atleos Corp., 9.50%, 04/01/29
(d)
...... 1,325 1,406,693
NMI Holdings, Inc., 6.00%, 08/15/29 ...... 315 319,798
NTT Finance Corp.
(d)
4.74%, 03/31/28 .................. 515 514,824
1.59%, 04/03/28 .................. 1,577 1,496,759
4.62%, 07/16/28 .................. 2,785 2,774,406
5.11%, 07/02/29 .................. 845 848,175
4.83%, 11/01/29 .................. 1,000 995,489
4.88%, 07/16/30 .................. 1,820 1,800,499
2.07%, 04/03/31 .................. 955 832,786
5.14%, 07/02/31 .................. 1,110 1,107,377
5.01%, 11/01/31 .................. 1,000 988,339
5.17%, 07/16/32 .................. 1,175 1,162,995
5.26%, 11/01/33 .................. 1,100 1,083,731
5.50%, 07/16/35 .................. 2,965 2,929,622
5.48%, 11/01/36 .................. 860 842,208
Omniyat Sukuk 1 Ltd.
(e)
8.38%, 05/06/28 .................. 600 574,144
7.25%, 03/04/31 .................. 800 686,682
Security
Par (000)
Par (000) Value
Financial Services (continued)
ORIX Corp.
5.00%, 09/13/27
(c)
................. USD 285 $ 286,079
4.65%, 09/10/29 .................. 625 621,836
4.45%, 09/09/30 .................. 350 342,305
2.25%, 03/09/31 .................. 805 711,655
4.00%, 04/13/32 .................. 350 330,999
5.20%, 09/13/32 .................. 670 672,058
5.40%, 02/25/35 .................. 475 471,815
Oxford Finance LLC, 7.75%, 05/15/31
(d)
.... 1,085 1,074,511
PayPal Holdings, Inc.
4.45%, 03/06/28 .................. 915 911,708
4.55%, 06/01/28 .................. 1,750 1,746,302
2.85%, 10/01/29 .................. 2,314 2,180,543
2.30%, 06/01/30 .................. 1,155 1,055,107
4.95%, 06/01/31 .................. 1,685 1,668,092
4.40%, 06/01/32 .................. 1,033 993,271
5.15%, 06/01/34
(c)
................. 1,025 1,003,020
5.10%, 04/01/35
(c)
................. 1,005 972,816
5.55%, 06/01/36 .................. 1,440 1,414,843
3.25%, 06/01/50 .................. 1,778 1,177,216
5.05%, 06/01/52 .................. 1,640 1,388,447
5.50%, 06/01/54 .................. 810 718,909
5.25%, 06/01/62 .................. 875 749,976
Paysafe Finance plc, 4.00%, 06/15/29
(c)(d)
... 395 343,782
PennyMac Financial Services, Inc.
(d)
4.25%, 02/15/29 .................. 655 619,636
7.88%, 12/15/29 .................. 915 939,464
7.13%, 11/15/30 .................. 655 652,275
5.75%, 09/15/31 .................. 580 538,358
6.88%, 05/15/32 .................. 1,160 1,109,996
6.88%, 02/15/33 .................. 1,220 1,157,858
6.75%, 02/15/34 .................. 575 533,194
Petronas Capital Ltd.
(e)
3.50%, 04/21/30 .................. 2,700 2,576,180
4.95%, 01/03/31 .................. 2,000 2,005,977
2.48%, 01/28/32 .................. 1,400 1,235,015
5.34%, 04/03/35 .................. 2,200 2,208,698
4.50%, 03/18/45 .................. 1,800 1,515,686
4.55%, 04/21/50 .................. 3,200 2,646,984
5.85%, 04/03/55
(c)
................. 2,000 1,972,276
4.80%, 04/21/60 .................. 1,400 1,169,561
3.40%, 04/28/61 .................. 1,800 1,139,425
PHH Escrow Issuer LLC, 9.88%, 11/01/29
(d)
.. 695 687,456
Planet Financial Group LLC, 10.50%,
12/15/29
(d)
..................... 655 638,863
Provident Funding Associates LP, 9.75%,
09/15/29
(d)
..................... 610 628,911
Radian Group, Inc., 6.20%, 05/15/29 ...... 710 730,766
REC Ltd.
(e)
4.63%, 03/22/28 .................. 400 396,611
5.63%, 04/11/28 .................. 1,000 1,006,878
4.75%, 09/27/29 .................. 400 394,927
Rocket Cos., Inc.
(d)
6.50%, 08/01/29 .................. 770 781,445
6.13%, 08/01/30 .................. 2,375 2,393,895
6.13%, 08/01/31 .................. 1,120 1,125,057
7.13%, 02/01/32 .................. 1,040 1,066,198
6.38%, 08/01/33 .................. 2,410 2,425,986
6.50%, 06/15/34 .................. 725 732,024
Rocket Mortgage LLC
(d)
3.63%, 03/01/29 .................. 865 827,631
3.88%, 03/01/31 .................. 1,555 1,440,383
4.00%, 10/15/33 .................. 976 862,294
Shell International Finance BV
2.38%, 11/07/29 .................. 290 270,445

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
2.75%, 04/06/30 .................. USD 365 $ 342,763
4.13%, 05/11/35
(c)
................. 295 274,021
6.38%, 12/15/38
(c)
................. 125 133,892
2.88%, 11/26/41 .................. 1,085 768,001
3.63%, 08/21/42 .................. 685 525,346
4.38%, 05/11/45 .................. 290 236,399
4.00%, 05/10/46 .................. 255 197,370
3.25%, 04/06/50
(c)
................. 370 243,306
Shift4 Payments LLC, 6.75%, 08/15/32
(d)
... 2,000 2,002,156
Siemens Financieringsmaatschappij NV
(d)
1.70%, 03/11/28 .................. 1,315 1,259,860
2.15%, 03/11/31 .................. 2,750 2,450,042
2.88%, 03/11/41 .................. 2,350 1,710,641
4.40%, 05/27/45 .................. 975 817,777
3.30%, 09/15/46 .................. 2,030 1,410,890
4.20%, 03/16/47 .................. 760 611,139
Sobha Sukuk Ltd., 8.75%, 07/17/28
(e)
...... 400 393,228
Stena International SA
(d)
7.25%, 01/15/31 .................. 1,155 1,177,666
7.63%, 02/15/31 .................. 405 417,565
Stonebriar ABF Issuer LLC
(d)
8.13%, 12/15/30 .................. 760 791,227
7.00%, 08/15/31 .................. 580 580,221
Synchrony Bank, 5.63%, 08/23/27 ....... 509 513,811
United Wholesale Mortgage LLC, 5.50%,
04/15/29
(d)
..................... 870 813,131
UWM Holdings LLC
(d)
6.63%, 02/01/30 .................. 925 858,283
6.25%, 03/15/31 .................. 1,135 1,013,074
Velocity Commercial Capital LLC, 9.38%,
02/15/31
(d)
..................... 480 494,283
Visa, Inc.
0.75%, 08/15/27 .................. 815 786,014
2.75%, 09/15/27 .................. 1,106 1,087,946
3.80%, 02/12/29 .................. 1,105 1,088,109
2.05%, 04/15/30 .................. 1,952 1,781,826
4.10%, 02/12/31 .................. 970 951,020
1.10%, 02/15/31 .................. 1,385 1,189,946
4.40%, 02/12/33 .................. 1,460 1,418,881
4.15%, 12/14/35 .................. 2,294 2,144,487
4.70%, 02/12/36 .................. 730 705,990
2.70%, 04/15/40 .................. 1,890 1,391,265
4.30%, 12/14/45 .................. 4,132 3,405,507
3.65%, 09/15/47 .................. 833 613,624
2.00%, 08/15/50
(c)
................. 1,600 813,708
Voya Financial, Inc.
5.00%, 09/20/34 .................. 1,180 1,137,933
5.05%, 03/02/36 .................. 625 593,685
5.70%, 07/15/43 .................. 715 679,279
4.80%, 06/15/46 .................. 480 405,197
4.70%, 01/23/48
(g)
................. 225 220,737
Walker & Dunlop, Inc., 6.63%, 04/01/33
(d)
... 125 125,179
Western Union Co. (The)
4.75%, 06/15/29 .................. 675 667,900
2.75%, 03/15/31
(c)
................. 750 669,246
6.20%, 11/17/36
(c)
................. 835 846,740
WEX, Inc., 6.50%, 03/15/33
(d)
.......... 660 657,264
Woodside Finance Ltd.
3.70%, 03/15/28
(d)
................. 1,135 1,115,441
4.90%, 05/19/28 .................. 60 60,088
4.50%, 03/04/29
(d)
................. 1,418 1,402,237
5.40%, 05/19/30 .................. 615 620,626
5.70%, 05/19/32 .................. 80 81,593
5.10%, 09/12/34 .................. 1,350 1,306,265
6.00%, 05/19/35 .................. 1,550 1,582,076
Security
Par (000)
Par (000) Value
Financial Services (continued)
5.70%, 09/12/54 .................. USD 1,295 $ 1,185,916
WS Escrow LLC, 7.75%, 06/01/33
(d)
...... 795 822,263
300,982,263
Food Products — 0.6%
Adecoagro SA, 7.50%, 07/29/32
(c)(e)
....... 550 537,061
Agrosuper SA, 4.60%, 01/20/32
(e)
........ 600 568,602
Almarai Sukuk Ltd.
(e)
4.45%, 09/24/30 .................. 600 580,973
5.23%, 07/25/33 .................. 800 796,699
Amaggi Luxembourg International SARL,
5.25%, 01/28/28
(c)(e)
............... 800 775,433
Archer-Daniels-Midland Co.
3.25%, 03/27/30 .................. 1,488 1,411,024
2.90%, 03/01/32 .................. 860 774,944
5.94%, 10/01/32 .................. 745 782,046
4.50%, 08/15/33 .................. 910 885,315
5.38%, 09/15/35 .................. 530 534,701
4.54%, 03/26/42 .................. 720 621,352
4.02%, 04/16/43 .................. 535 427,438
3.75%, 09/15/47 .................. 492 362,062
4.50%, 03/15/49 .................. 650 532,720
2.70%, 09/15/51 .................. 1,874 1,081,811
B&G Foods, Inc.
(d)
8.00%, 09/15/28 .................. 955 934,720
11.00%, 06/15/31 ................. 525 465,877
Bimbo Bakeries USA, Inc.
(e)
6.05%, 01/15/29 .................. 800 817,567
6.40%, 01/15/34 .................. 990 1,036,858
5.38%, 01/09/36 .................. 800 781,034
4.00%, 05/17/51 .................. 800 577,540
Blossom Joy Ltd., 2.20%, 10/21/30
(e)
...... 800 722,204
BRF SA
(e)
4.88%, 01/24/30 .................. 800 752,096
5.75%, 09/21/50 .................. 820 627,350
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 .................. 770 763,111
4.10%, 01/07/28 .................. 500 496,551
4.20%, 09/17/29 .................. 635 623,909
4.55%, 08/04/30 .................. 835 823,015
3.20%, 04/21/31 .................. 601 555,460
2.75%, 05/14/31 .................. 1,500 1,357,491
4.80%, 03/19/33 .................. 505 493,395
4.65%, 09/17/34 .................. 1,260 1,199,967
5.15%, 08/04/35 .................. 1,060 1,035,521
5.15%, 03/19/36 .................. 460 447,296
Campbell's Co. (The)
4.15%, 03/15/28 .................. 1,250 1,237,245
5.20%, 03/21/29 .................. 1,075 1,080,379
2.38%, 04/24/30 .................. 490 442,523
4.55%, 03/21/31 .................. 925 893,430
5.40%, 03/21/34 .................. 975 941,338
4.75%, 03/23/35
(c)
................. 1,370 1,253,937
4.80%, 03/15/48 .................. 1,060 823,520
3.13%, 04/24/50 .................. 923 535,829
5.25%, 10/13/54 .................. 595 481,096
Cargill, Inc.
(d)
4.63%, 02/11/28
(c)
................. 715 716,075
3.25%, 05/23/29 .................. 1,075 1,035,353
2.13%, 04/23/30 .................. 1,325 1,202,138
4.13%, 10/23/30 .................. 595 577,685
1.70%, 02/02/31 .................. 1,015 884,389
2.13%, 11/10/31 .................. 1,455 1,268,645
4.00%, 06/22/32 .................. 1,065 1,009,958
5.13%, 10/11/32 .................. 860 864,507

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
4.75%, 04/24/33
(c)
................. USD 675 $ 661,897
5.13%, 02/11/35 .................. 550 546,901
4.76%, 11/23/45 .................. 860 736,992
3.88%, 05/23/49 .................. 480 357,077
3.13%, 05/25/51 .................. 984 622,309
4.38%, 04/22/52 .................. 875 690,848
5.38%, 10/23/55 .................. 610 555,202
China Mengniu Dairy Co. Ltd., 2.50%,
06/17/30
(e)
..................... 400 367,358
China Modern Dairy Holdings Ltd., 4.88%,
07/10/30
(e)
..................... 400 390,828
Chobani LLC
(d)
4.63%, 11/15/28 .................. 450 444,685
7.63%, 07/01/29 .................. 530 547,190
6.38%, 04/15/34 .................. 960 963,173
Conagra Brands, Inc.
1.38%, 11/01/27 .................. 972 932,042
7.00%, 10/01/28 .................. 417 434,000
4.85%, 11/01/28 .................. 1,705 1,700,616
5.00%, 08/01/30 .................. 1,090 1,077,615
8.25%, 09/15/30 .................. 265 293,886
5.40%, 08/01/31 .................. 355 354,599
5.75%, 08/01/35
(c)
................. 770 763,258
5.30%, 11/01/38 .................. 1,446 1,331,839
5.40%, 11/01/48 .................. 1,707 1,441,154
Darling Ingredients, Inc., 6.00%, 06/15/30
(d)
.. 1,070 1,074,981
Fiesta Purchaser, Inc.
(d)
7.88%, 03/01/31 .................. 545 544,666
9.63%, 09/15/32 .................. 555 520,927
Flowers Foods, Inc.
2.40%, 03/15/31 .................. 964 829,749
5.75%, 03/15/35
(c)
................. 735 693,076
6.20%, 03/15/55 .................. 360 285,649
Froneri Lux Finco SARL, 6.00%, 08/01/32
(d)
.. 730 712,291
General Mills, Inc.
4.20%, 04/17/28 .................. 1,708 1,694,612
5.50%, 10/17/28 .................. 725 737,413
4.88%, 01/30/30 .................. 995 992,441
2.88%, 04/15/30 .................. 1,043 969,719
2.25%, 10/14/31 .................. 805 702,732
4.95%, 03/29/33 .................. 1,021 999,544
5.25%, 01/30/35
(c)
................. 860 845,962
5.40%, 06/15/40 .................. 585 559,660
4.15%, 02/15/43 .................. 646 511,731
4.70%, 04/17/48
(c)
................. 720 588,379
3.00%, 02/01/51 .................. 968 584,876
Gruma SAB de CV
(e)
5.39%, 12/09/34 .................. 600 590,828
5.76%, 12/09/54 .................. 400 375,818
Grupo Bimbo SAB de CV
(e)
4.88%, 06/27/44 .................. 400 347,303
4.70%, 11/10/47 .................. 1,000 828,146
4.00%, 09/06/49 .................. 600 438,131
Grupo Nutresa SA
(e)
8.00%, 05/12/30 .................. 1,800 1,900,103
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.10%),
7.88%
(c)(g)(i)
.................... 1,400 1,385,269
9.00%, 05/12/35 .................. 1,800 1,993,947
Hershey Co. (The)
4.55%, 02/24/28 .................. 175 175,427
4.25%, 05/04/28 .................. 735 732,124
2.45%, 11/15/29 .................. 934 870,051
4.75%, 02/24/30 .................. 475 476,021
1.70%, 06/01/30 .................. 690 617,034
Security
Par (000)
Par (000) Value
Food Products (continued)
4.95%, 02/24/32 .................. USD 640 $ 642,249
4.50%, 05/04/33 .................. 700 682,621
5.10%, 02/24/35 .................. 600 600,245
3.38%, 08/15/46 .................. 465 325,092
3.13%, 11/15/49 .................. 445 287,714
2.65%, 06/01/50 .................. 600 351,473
Hormel Foods Corp.
1.70%, 06/03/28 .................. 962 914,616
1.80%, 06/11/30 .................. 1,110 992,304
3.05%, 06/03/51 .................. 1,011 628,101
Indofood CBP Sukses Makmur Tbk. PT
(e)
3.40%, 06/09/31 .................. 1,400 1,269,552
3.54%, 04/27/32 .................. 800 717,443
4.75%, 06/09/51 .................. 800 613,648
4.81%, 04/27/52 .................. 400 308,412
Industrial F&B Investments III, Inc., 7.75%,
02/11/33
(d)
..................... 945 959,157
Ingredion, Inc.
2.90%, 06/01/30 .................. 1,034 961,435
3.90%, 06/01/50 .................. 520 373,479
IOI Investment L Bhd., 3.38%, 11/02/31
(e)
... 200 181,031
J M Smucker Co. (The)
3.38%, 12/15/27 .................. 942 927,174
5.90%, 11/15/28 .................. 1,155 1,184,175
2.38%, 03/15/30 .................. 1,325 1,215,949
2.13%, 03/15/32 .................. 750 639,503
6.20%, 11/15/33 .................. 1,235 1,297,488
4.25%, 03/15/35 .................. 945 865,085
6.50%, 11/15/43
(c)
................. 1,280 1,330,086
4.38%, 03/15/45 .................. 989 801,552
6.50%, 11/15/53
(c)
................. 1,030 1,074,244
J&F LUXEMBOURG FINANCE SARL
(d)
8.50%, 12/01/32 .................. 600 596,284
8.00%, 04/23/33 .................. 400 383,618
JAPFA Pte. Ltd., 7.95%, 05/12/31
(c)(d)
...... 400 399,577
JBS NV
3.00%, 02/02/29 .................. 510 487,934
3.75%, 12/01/31 .................. 658 610,320
3.63%, 01/15/32 .................. 1,401 1,286,831
3.00%, 05/15/32 .................. 890 784,469
5.75%, 04/01/33 .................. 1,919 1,945,580
6.75%, 03/15/34 .................. 571 612,136
5.95%, 04/20/35 .................. 1,235 1,249,881
5.50%, 01/15/36 .................. 1,020 997,073
5.63%, 03/10/37
(d)
................. 1,475 1,442,082
4.38%, 02/02/52 .................. 1,085 780,535
6.50%, 12/01/52 .................. 1,750 1,692,879
7.25%, 11/15/53 .................. 1,040 1,089,573
6.38%, 02/25/55 .................. 910 864,381
6.25%, 03/01/56 .................. 1,910 1,785,439
6.40%, 05/10/57
(d)
................. 1,325 1,261,228
6.38%, 04/15/66 .................. 1,195 1,112,205
JDE Peet's NV, 2.25%, 09/24/31
(d)
........ 710 611,582
Kellanova
3.40%, 11/15/27 .................. 1,020 1,006,899
4.30%, 05/15/28 .................. 815 811,935
2.10%, 06/01/30 .................. 1,025 927,703
Series B, 7.45%, 04/01/31 ............ 937 1,033,946
5.25%, 03/01/33 .................. 680 681,444
4.50%, 04/01/46 .................. 820 676,223
5.75%, 05/16/54 .................. 745 702,331
Kraft Heinz Foods Co.
(h)
4.63%, 01/30/29 .................. 707 706,146
3.75%, 04/01/30 .................. 1,320 1,266,403
4.25%, 03/01/31 .................. 572 554,227

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
5.20%, 03/15/32 .................. USD 580 $ 580,895
6.75%, 03/15/32 .................. 875 939,969
5.40%, 03/15/35 .................. 605 598,332
5.00%, 07/15/35 .................. 1,005 960,340
6.88%, 01/26/39 .................. 850 908,533
7.13%, 08/01/39
(d)
................. 1,025 1,107,909
4.63%, 10/01/39 .................. 605 522,742
6.50%, 02/09/40 .................. 810 832,297
5.00%, 06/04/42 .................. 2,210 1,910,944
5.20%, 07/15/45 .................. 2,770 2,382,629
4.38%, 06/01/46 .................. 619 475,795
4.88%, 10/01/49 .................. 1,985 1,602,787
5.50%, 06/01/50 .................. 595 520,437
Lamb Weston Holdings, Inc.
(d)
4.88%, 05/15/28 .................. 585 580,576
4.13%, 01/31/30 .................. 1,110 1,057,540
4.38%, 01/31/32 .................. 844 791,160
Land O'Lakes Capital Trust I, 7.45%, 03/15/28
(c)
(d)
.......................... 230 234,380
MARB BondCo plc, 3.95%, 01/29/31
(e)
..... 1,400 1,230,216
Mars, Inc.
(d)
4.60%, 03/01/28 .................. 2,280 2,281,530
4.55%, 04/20/28 .................. 1,405 1,405,414
4.80%, 03/01/30 .................. 4,060 4,046,040
3.20%, 04/01/30 .................. 1,399 1,321,224
4.65%, 04/20/31 .................. 1,715 1,697,290
5.00%, 03/01/32 .................. 1,775 1,770,360
1.63%, 07/16/32 .................. 1,470 1,222,944
4.75%, 04/20/33 .................. 1,150 1,122,446
3.60%, 04/01/34 .................. 857 764,686
5.20%, 03/01/35 .................. 5,375 5,298,415
3.88%, 04/01/39 .................. 825 694,455
2.38%, 07/16/40 .................. 1,210 827,035
3.95%, 04/01/44 .................. 1,310 1,018,457
5.65%, 05/01/45 .................. 3,025 2,888,798
3.95%, 04/01/49 .................. 960 718,755
2.45%, 07/16/50
(c)
................. 735 403,307
4.13%, 04/01/54 .................. 590 441,647
5.70%, 05/01/55 .................. 5,495 5,191,340
4.20%, 04/01/59 .................. 637 473,131
5.80%, 05/01/65 .................. 605 572,189
McCormick & Co., Inc.
3.40%, 08/15/27 .................. 923 912,455
4.15%, 02/15/29 .................. 345 339,688
2.50%, 04/15/30 .................. 870 798,883
1.85%, 02/15/31 .................. 752 656,799
4.95%, 04/15/33 .................. 765 750,246
4.70%, 10/15/34 .................. 555 527,251
4.20%, 08/15/47 .................. 735 559,808
Mead Johnson Nutrition Co., 4.60%, 06/01/44 620 527,707
MHP Lux SA, 10.50%, 07/28/29
(e)
........ 600 624,036
Minerva Luxembourg SA
(e)
4.38%, 03/18/31
(c)
................. 1,200 1,051,889
8.88%, 09/13/33
(c)
................. 800 827,972
7.50%, 04/22/36 .................. 1,000 954,461
Mondelez International, Inc.
4.25%, 05/06/28 .................. 330 328,049
4.13%, 05/07/28 .................. 995 986,674
4.75%, 02/20/29 .................. 820 821,099
2.75%, 04/13/30 .................. 1,238 1,149,224
4.50%, 05/06/30 .................. 285 280,953
1.50%, 02/04/31 .................. 1,205 1,040,524
3.00%, 03/17/32 .................. 245 220,415
1.88%, 10/15/32 .................. 913 770,701
4.75%, 08/28/34
(c)
................. 890 857,035
Security
Par (000)
Par (000) Value
Food Products (continued)
5.13%, 05/06/35 .................. USD 315 $ 309,651
2.63%, 09/04/50 .................. 1,558 895,235
Nestle Capital Corp.
(d)
4.65%, 03/12/29 .................. 1,015 1,014,098
4.75%, 03/12/31 .................. 275 273,494
4.20%, 03/18/31 .................. 300 292,324
4.50%, 03/18/33 .................. 300 291,066
4.80%, 03/18/36 .................. 300 292,166
5.10%, 03/12/54 .................. 150 134,829
Nestle Holdings, Inc.
(d)
1.00%, 09/15/27 .................. 980 944,511
4.13%, 10/01/27 .................. 700 697,850
5.00%, 03/14/28 .................. 1,225 1,235,899
5.00%, 09/12/28
(c)
................. 361 364,251
1.50%, 09/14/28 .................. 925 870,910
3.63%, 09/24/28 .................. 1,765 1,734,628
4.25%, 10/01/29 .................. 2,625 2,593,062
4.95%, 03/14/30
(c)
................. 790 794,614
5.00%, 09/12/30
(c)
................. 410 414,584
1.25%, 09/15/30 .................. 890 775,597
1.88%, 09/14/31 .................. 870 753,549
4.30%, 10/01/32 .................. 1,300 1,259,980
4.85%, 03/14/33 .................. 790 783,267
5.00%, 09/12/33 .................. 855 864,458
3.90%, 09/24/38 .................. 1,480 1,291,053
2.50%, 09/14/41 .................. 520 354,653
4.00%, 09/24/48 .................. 1,310 1,005,180
2.63%, 09/14/51
(c)
................. 1,225 719,429
4.70%, 01/15/53 .................. 1,060 897,865
Pilgrim's Pride Corp.
4.25%, 04/15/31 .................. 1,658 1,575,846
3.50%, 03/01/32 .................. 1,265 1,138,704
6.25%, 07/01/33 .................. 1,125 1,157,373
6.88%, 05/15/34 .................. 790 841,549
Post Holdings, Inc.
(d)
4.63%, 04/15/30 .................. 1,735 1,671,144
4.50%, 09/15/31 .................. 1,210 1,122,804
6.25%, 02/15/32 .................. 1,105 1,111,278
6.38%, 03/01/33 .................. 1,205 1,187,183
6.25%, 10/15/34 .................. 1,295 1,258,912
6.50%, 03/15/36 .................. 1,760 1,716,692
Sigma Finance Netherlands BV, 4.88%,
03/27/28
(c)(e)
.................... 400 399,592
Sigma Foods SAB de CV, 6.88%, 03/25/44
(e)
. 600 625,516
Simmons Foods, Inc., 4.63%, 03/01/29
(d)
... 915 884,238
Smithfield Foods, Inc.
(d)
5.20%, 04/01/29 .................. 619 619,749
3.00%, 10/15/30 .................. 1,273 1,158,111
2.63%, 09/13/31 .................. 1,110 972,723
Tyson Foods, Inc.
4.35%, 03/01/29 .................. 1,088 1,076,017
5.40%, 03/15/29 .................. 950 964,090
5.70%, 03/15/34 .................. 1,160 1,177,335
4.88%, 08/15/34 .................. 844 809,655
4.95%, 02/20/36 .................. 440 419,256
5.15%, 08/15/44 .................. 755 672,470
4.55%, 06/02/47 .................. 1,357 1,099,966
5.10%, 09/28/48 .................. 2,421 2,083,448
Ulker Biskuvi Sanayi A/S, 7.88%, 07/08/31
(e)
. 600 608,319
Unilever Capital Corp.
4.25%, 08/12/27 .................. 360 359,833
3.50%, 03/22/28 .................. 1,435 1,414,115
4.88%, 09/08/28 .................. 960 967,825
2.13%, 09/06/29 .................. 1,040 967,522
1.38%, 09/14/30 .................. 1,065 935,156

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
1.75%, 08/12/31 .................. USD 885 $ 765,243
5.90%, 11/15/32 .................. 1,209 1,277,058
5.00%, 12/08/33 .................. 1,010 1,009,885
4.63%, 08/12/34 .................. 1,080 1,048,640
2.63%, 08/12/51 .................. 1,025 600,341
Viking Baked Goods Acquisition Corp.
(d)
Series JUL, 8.63%, 11/01/31 .......... 330 332,610
8.63%, 11/01/31 .................. 1,025 1,029,362
254,028,537
Gas Utilities — 0.2%
AmeriGas Partners LP
(d)
9.38%, 06/01/28 .................. 301 307,779
9.50%, 06/01/30 .................. 440 471,717
6.88%, 06/01/31 .................. 750 761,925
Atmos Energy Corp.
2.63%, 09/15/29 .................. 1,040 980,922
1.50%, 01/15/31 .................. 1,160 1,005,732
4.75%, 01/15/32 .................. 735 725,246
5.45%, 10/15/32 .................. 495 503,916
5.90%, 11/15/33 .................. 1,275 1,328,938
5.20%, 08/15/35
(c)
................. 390 387,204
5.50%, 06/15/41 .................. 228 221,753
4.15%, 01/15/43 .................. 498 407,394
4.13%, 10/15/44 .................. 983 791,110
4.30%, 10/01/48 .................. 823 648,179
4.13%, 03/15/49 .................. 805 614,861
3.38%, 09/15/49 .................. 756 506,068
2.85%, 02/15/52 .................. 725 427,264
5.75%, 10/15/52 .................. 675 648,218
6.20%, 11/15/53 .................. 645 656,110
5.00%, 12/15/54 .................. 510 438,304
5.45%, 01/15/56 .................. 720 660,829
Boston Gas Co.
(d)
3.15%, 08/01/27 .................. 1,050 1,034,984
3.00%, 08/01/29 .................. 605 572,271
3.76%, 03/16/32 .................. 595 550,410
5.84%, 01/10/35 .................. 285 288,615
5.66%, 07/24/36
(c)
................. 690 685,316
4.49%, 02/15/42 .................. 459 379,225
6.12%, 07/20/53 .................. 510 488,743
Brooklyn Union Gas Co. (The)
(d)
4.63%, 08/05/27 .................. 545 545,290
3.87%, 03/04/29 .................. 710 691,910
4.87%, 08/05/32 .................. 610 592,387
6.39%, 09/15/33 .................. 555 580,177
5.46%, 03/16/36 .................. 490 476,886
4.50%, 03/10/46 .................. 513 407,251
4.27%, 03/15/48 .................. 995 744,799
4.49%, 03/04/49 .................. 441 339,873
6.42%, 07/18/54 .................. 775 762,245
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 .................. 1,470 1,484,828
4.00%, 04/01/28 .................. 295 291,917
1.75%, 10/01/30 .................. 770 680,778
4.40%, 07/01/32 .................. 395 380,833
5.40%, 07/01/34 .................. 405 404,975
5.85%, 01/15/41 .................. 300 299,711
East Ohio Gas Co. (The)
(d)
2.00%, 06/15/30 .................. 1,290 1,153,744
3.00%, 06/15/50 .................. 1,370 826,522
ENN Energy Holdings Ltd., 2.63%, 09/17/30
(e)
600 545,698
Ferrellgas LP
(d)
5.88%, 04/01/29 .................. 930 908,309
9.25%, 01/15/31 .................. 870 914,235
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
Infraestructura Energetica Nova SAPI de CV
(e)
4.88%, 01/14/48 .................. USD 610 $ 463,105
4.75%, 01/15/51 .................. 1,200 868,026
KeySpan Gas East Corp.
(d)
5.99%, 03/06/33 .................. 535 548,562
5.82%, 04/01/41 .................. 500 480,569
3.59%, 01/18/52 .................. 705 450,830
Nakilat, Inc., 6.07%, 12/31/33
(d)
......... 669 679,215
National Fuel Gas Co.
3.95%, 09/15/27 .................. 487 482,674
4.75%, 09/01/28 .................. 655 654,311
4.75%, 05/15/29 .................. 545 541,171
5.50%, 03/15/30 .................. 725 732,150
2.95%, 03/01/31 .................. 955 865,133
5.05%, 10/15/31 .................. 690 680,692
5.95%, 03/15/35 .................. 515 523,596
5.50%, 05/15/36 .................. 555 538,317
Northwest Natural Holding Co., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.70%), 7.00%, 09/15/55
(g)
.... 160 162,333
ONE Gas, Inc.
5.10%, 04/01/29 .................. 800 807,732
2.00%, 05/15/30 .................. 480 433,128
4.25%, 09/01/32 .................. 435 419,624
4.66%, 02/01/44 .................. 390 333,554
4.50%, 11/01/48 .................. 540 438,163
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 .................. 724 699,896
2.50%, 03/15/31 .................. 375 336,768
5.40%, 06/15/33 .................. 350 353,075
5.10%, 02/15/35 .................. 520 506,344
4.65%, 08/01/43 .................. 430 359,796
3.64%, 11/01/46 .................. 439 308,649
3.35%, 06/01/50 .................. 702 456,719
5.05%, 05/15/52 .................. 612 520,610
Promigas SA ESP, 3.75%, 10/16/29
(e)
...... 600 565,532
Snam SpA
(d)
5.00%, 05/28/30 .................. 800 798,017
5.75%, 05/28/35 .................. 600 605,225
6.50%, 05/28/55 .................. 360 361,995
Southern California Gas Co.
Series XX, 2.55%, 02/01/30 ........... 1,475 1,369,013
5.20%, 06/01/33 .................. 625 624,237
5.05%, 09/01/34 .................. 620 608,304
5.45%, 06/15/35 .................. 960 962,898
5.13%, 11/15/40 .................. 420 392,505
3.75%, 09/15/42 .................. 508 387,875
Series UU, 4.13%, 06/01/48 .......... 505 382,137
Series VV, 4.30%, 01/15/49 ........... 603 467,152
Series WW, 3.95%, 02/15/50 .......... 438 315,732
6.35%, 11/15/52 .................. 635 644,832
5.75%, 06/01/53 .................. 615 576,324
5.60%, 04/01/54 .................. 620 568,218
6.00%, 06/15/55 .................. 645 625,408
5.90%, 06/01/56 .................. 1,025 974,983
Southern Natural Gas Co. LLC
(d)
5.45%, 08/01/35 .................. 250 248,378
4.80%, 03/15/47 .................. 662 553,406
Southwest Gas Corp.
5.80%, 12/01/27 .................. 490 496,039
5.45%, 03/23/28 .................. 265 267,674
3.70%, 04/01/28 .................. 390 383,744
2.20%, 06/15/30 .................. 587 529,310
4.05%, 03/15/32 .................. 630 596,067
3.80%, 09/29/46 .................. 240 174,553

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
4.15%, 06/01/49 .................. USD 538 $ 402,578
3.18%, 08/15/51 .................. 875 556,036
Spire Missouri, Inc.
4.80%, 02/15/33 .................. 380 371,899
Series 2034, 5.15%, 08/15/34 ......... 665 657,439
3.30%, 06/01/51 .................. 330 214,855
Spire, Inc., 4.60%, 09/01/31 ........... 630 614,033
Suburban Propane Partners LP
(d)
5.00%, 06/01/31 .................. 720 678,524
6.50%, 12/15/35 .................. 430 413,732
Superior Plus LP, 4.50%, 03/15/29
(d)
...... 630 607,935
Talent Yield International Ltd., 3.13%,
05/06/31
(e)
..................... 600 553,473
Washington Gas Light Co.
Series K, 3.80%, 09/15/46 ............ 452 332,141
3.65%, 09/15/49 .................. 918 628,848
64,681,194
Ground Transportation — 0.5%
Albion Financing 1 SARL, 7.00%, 05/21/30
(d)
. 1,526 1,554,876
Ashtead Capital, Inc.
(d)
4.38%, 08/15/27 .................. 905 903,680
4.00%, 05/01/28 .................. 890 874,615
4.25%, 11/01/29 .................. 1,235 1,201,531
2.45%, 08/12/31 .................. 1,235 1,078,217
5.50%, 08/11/32 .................. 345 347,450
5.55%, 05/30/33 .................. 850 845,877
5.95%, 10/15/33 .................. 735 747,755
5.80%, 04/15/34 .................. 770 772,469
Avis Budget Car Rental LLC
(d)
5.75%, 07/15/27
(c)
................. 207 206,980
5.75%, 07/15/27 .................. 165 165,054
4.75%, 04/01/28 .................. 495 487,290
5.38%, 03/01/29
(c)
................. 645 628,215
8.25%, 01/15/30 .................. 1,200 1,225,770
8.00%, 02/15/31 .................. 735 733,774
8.38%, 06/15/32
(c)
................. 830 826,941
Beacon Mobility Corp., 7.25%, 08/01/30
(d)
... 510 525,137
Brightline East LLC, 11.00%, 01/31/30
(d)(k)
... 1,045 75,154
Burlington Northern Santa Fe LLC
6.20%, 08/15/36 .................. 358 381,281
6.15%, 05/01/37 .................. 885 942,168
5.75%, 05/01/40 .................. 755 765,222
5.05%, 03/01/41 .................. 728 685,790
5.40%, 06/01/41 .................. 2,070 2,022,675
4.95%, 09/15/41 .................. 630 585,706
4.40%, 03/15/42 .................. 675 577,525
4.38%, 09/01/42 .................. 720 610,028
4.45%, 03/15/43 .................. 845 721,098
5.15%, 09/01/43 .................. 725 669,590
4.90%, 04/01/44 .................. 1,115 994,259
4.55%, 09/01/44 .................. 933 788,734
4.15%, 04/01/45 .................. 1,120 893,155
4.70%, 09/01/45 .................. 691 592,911
3.90%, 08/01/46 .................. 952 719,483
4.13%, 06/15/47 .................. 833 649,856
4.05%, 06/15/48 .................. 936 712,727
4.15%, 12/15/48 .................. 843 651,112
3.55%, 02/15/50 .................. 993 686,542
3.05%, 02/15/51 .................. 670 417,315
3.30%, 09/15/51 .................. 1,065 693,469
2.88%, 06/15/52 .................. 715 422,665
4.45%, 01/15/53 .................. 1,145 905,998
5.20%, 04/15/54 .................. 1,820 1,615,998
5.50%, 03/15/55 .................. 1,350 1,249,775
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
5.55%, 03/15/56 .................. USD 1,125 $ 1,049,374
5.80%, 03/15/56 .................. 1,060 1,024,436
Canadian National Railway Co.
6.90%, 07/15/28 .................. 623 649,584
4.35%, 05/12/29 .................. 735 727,545
4.20%, 03/12/31 .................. 455 441,905
3.85%, 08/05/32 .................. 700 659,316
5.85%, 11/01/33 .................. 235 247,350
6.25%, 08/01/34 .................. 626 669,662
4.38%, 09/18/34 .................. 875 830,553
4.75%, 11/12/35 .................. 445 428,948
4.95%, 05/12/36 .................. 275 268,027
6.20%, 06/01/36 .................. 580 616,593
6.38%, 11/15/37 .................. 480 518,223
3.20%, 08/02/46 .................. 968 662,852
3.65%, 02/03/48 .................. 894 645,104
4.45%, 01/20/49 .................. 917 745,357
2.45%, 05/01/50 .................. 935 522,928
4.40%, 08/05/52 .................. 990 791,568
6.13%, 11/01/53 .................. 795 816,835
Canadian Pacific Railway Co.
4.00%, 06/01/28 .................. 835 826,774
4.00%, 03/15/29 .................. 925 908,192
2.88%, 11/15/29 .................. 558 526,448
2.05%, 03/05/30 .................. 685 622,684
4.80%, 03/30/30 .................. 770 768,659
7.13%, 10/15/31 .................. 473 516,950
2.45%, 12/02/31 .................. 1,610 1,418,187
5.20%, 03/30/35 .................. 515 511,203
4.80%, 09/15/35 .................. 670 644,103
5.95%, 05/15/37 .................. 810 837,484
3.00%, 12/02/41 .................. 1,247 893,524
4.30%, 05/15/43 .................. 558 462,978
4.80%, 08/01/45 .................. 552 477,583
4.95%, 08/15/45 .................. 610 537,420
4.70%, 05/01/48 .................. 670 563,364
3.50%, 05/01/50 .................. 820 557,898
3.10%, 12/02/51 .................. 1,765 1,102,662
5.50%, 03/15/56 .................. 715 658,587
4.20%, 11/15/69 .................. 344 241,316
6.13%, 09/15/2115 ................ 963 941,964
Carriage Purchaser, Inc., 7.88%, 10/15/29
(d)
.. 335 330,924
Central Japan Railway Co., 4.25%, 11/24/45
(c)(d)
667 531,011
Clue Opco LLC, 9.50%, 10/15/31
(c)(d)
...... 760 746,298
CSX Corp.
3.80%, 03/01/28 .................. 1,062 1,050,818
4.25%, 03/15/29 .................. 1,453 1,440,088
2.40%, 02/15/30 .................. 587 542,769
4.10%, 11/15/32 .................. 1,020 976,941
5.20%, 11/15/33 .................. 710 713,791
5.05%, 06/15/35 .................. 980 964,948
6.00%, 10/01/36 .................. 525 551,464
6.15%, 05/01/37 .................. 862 912,434
6.22%, 04/30/40 .................. 825 866,346
5.50%, 04/15/41 .................. 695 681,529
4.75%, 05/30/42 .................. 924 820,912
4.40%, 03/01/43 .................. 623 525,712
4.10%, 03/15/44 .................. 1,300 1,038,621
3.80%, 11/01/46 .................. 988 734,121
4.30%, 03/01/48 .................. 1,111 880,844
4.75%, 11/15/48 .................. 898 758,921
4.50%, 03/15/49 .................. 552 446,748
3.35%, 09/15/49 .................. 823 550,290
3.80%, 04/15/50 .................. 645 467,520
3.95%, 05/01/50 .................. 725 538,514

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
2.50%, 05/15/51 .................. USD 735 $ 409,816
4.50%, 11/15/52 .................. 1,248 1,002,289
4.50%, 08/01/54 .................. 580 461,598
4.90%, 03/15/55 .................. 250 213,098
4.25%, 11/01/66 .................. 755 547,580
4.65%, 03/01/68 .................. 452 352,226
DAE Funding LLC
(e)
3.38%, 03/20/28 .................. 800 769,588
4.95%, 01/15/33 .................. 800 759,327
Dcli Bidco LLC, 7.75%, 11/15/29
(d)
........ 515 529,346
Empresa de Transporte de Pasajeros Metro
SA
(e)
3.65%, 05/07/30 .................. 600 564,628
5.00%, 01/25/47 .................. 600 524,428
4.70%, 05/07/50 .................. 1,200 984,538
3.69%, 09/13/61 .................. 800 520,416
ENA Master Trust, 4.00%, 05/19/48
(e)
...... 396 318,442
ERAC USA Finance LLC
(d)
4.60%, 05/01/28 .................. 1,170 1,169,332
5.00%, 02/15/29 .................. 930 935,250
4.50%, 10/30/29 .................. 830 820,405
4.70%, 04/30/31 .................. 1,445 1,426,420
4.90%, 05/01/33 .................. 1,160 1,134,311
6.70%, 06/01/34 .................. 335 363,480
5.20%, 10/30/34 .................. 1,095 1,079,424
5.25%, 04/30/36 .................. 1,420 1,388,975
7.00%, 10/15/37 .................. 1,415 1,566,937
5.63%, 03/15/42 .................. 1,349 1,305,752
4.50%, 02/15/45 .................. 931 771,888
4.20%, 11/01/46 .................. 775 609,725
5.40%, 05/01/53
(c)
................. 1,095 998,838
Federal Express Corp. Pass-Through Trust,
Series 2020-1, Class AA, 1.88%, 02/20/34 . 773 660,235
Fedex Freight Holding Co., Inc.
(d)
4.30%, 03/15/29 .................. 425 417,603
4.65%, 03/15/31 .................. 325 316,451
4.95%, 03/15/33 .................. 925 892,452
5.25%, 03/15/36 .................. 1,135 1,082,778
First Student Bidco, Inc., 4.00%, 07/31/29
(d)
.. 831 797,814
GB AIT Buyer, Inc., 8.75%, 04/30/34
(d)
..... 595 591,245
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(d)
725 729,665
Georgian Railway JSC, 4.00%, 06/17/28
(e)
... 600 577,250
Guangzhou Metro Investment Finance BVI Ltd.,
2.31%, 09/17/30
(e)
................ 200 179,682
Hertz Corp. (The)
(d)
12.63%, 07/15/29 ................. 1,190 776,803
5.00%, 12/01/29 .................. 860 233,083
JB Hunt Transport Services, Inc., 4.90%,
03/15/30 ...................... 420 418,962
Kazakhstan Temir Zholy National Co. JSC
(e)
4.88%, 04/29/31 .................. 600 580,336
5.25%, 04/29/36 .................. 600 569,038
Lima Metro Line 2 Finance Ltd.
(e)
5.88%, 07/05/34 .................. 533 541,674
4.35%, 04/05/36 .................. 433 407,221
MTR Corp. CI Ltd.
(e)(g)(i)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.86%), 4.88% 1,800 1,787,954
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.46%), 5.63% 2,000 2,026,412
NESCO Holdings II, Inc., 5.50%, 04/15/29
(d)
.. 1,010 1,003,794
Norfolk Southern Corp.
3.80%, 08/01/28 .................. 1,083 1,067,764
2.55%, 11/01/29 .................. 455 425,167
5.05%, 08/01/30 .................. 939 946,874
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
2.30%, 05/15/31 .................. USD 1,072 $ 953,268
3.00%, 03/15/32 .................. 585 530,125
4.45%, 03/01/33 .................. 580 559,867
5.55%, 03/15/34 .................. 480 490,577
5.10%, 05/01/35 .................. 285 280,639
4.84%, 10/01/41 .................. 705 636,921
3.95%, 10/01/42 .................. 770 611,559
4.45%, 06/15/45 .................. 670 553,271
4.65%, 01/15/46 .................. 711 596,854
3.94%, 11/01/47 .................. 808 604,697
4.15%, 02/28/48 .................. 805 619,714
4.10%, 05/15/49 .................. 723 547,464
3.40%, 11/01/49 .................. 515 344,158
3.05%, 05/15/50 .................. 999 619,941
2.90%, 08/25/51 .................. 785 466,283
4.05%, 08/15/52 .................. 883 649,064
3.70%, 03/15/53 .................. 515 352,046
4.55%, 06/01/53 .................. 815 648,443
5.35%, 08/01/54 .................. 2,070 1,861,611
3.16%, 05/15/55 .................. 812 491,150
5.95%, 03/15/64 .................. 535 515,172
5.10%, 08/01/2118 ................ 455 380,835
4.10%, 05/15/2121 ................ 680 447,731
Pacific National Finance Pty. Ltd., 4.75%,
03/22/28
(e)
..................... 400 394,295
Penske Truck Leasing Co. LP
(d)
5.88%, 11/15/27 .................. 350 354,473
5.70%, 02/01/28 .................. 1,030 1,042,911
5.55%, 05/01/28 .................. 1,155 1,167,499
6.05%, 08/01/28 .................. 1,725 1,761,822
5.35%, 03/30/29 .................. 440 443,818
5.25%, 07/01/29 .................. 1,045 1,052,248
3.35%, 11/01/29 .................. 646 612,881
5.25%, 02/01/30 .................. 625 627,025
6.20%, 06/15/30 .................. 570 589,908
4.55%, 01/15/31 .................. 475 465,431
PODS LLC, 8.75%, 05/15/31
(d)
.......... 600 573,200
Rumo Luxembourg SARL
(e)
5.25%, 01/10/28
(c)
................. 400 391,195
4.20%, 01/18/32 .................. 600 525,021
RXO, Inc., 6.38%, 05/15/31
(d)
........... 490 488,848
Ryder System, Inc.
5.65%, 03/01/28 .................. 560 567,938
5.25%, 06/01/28 .................. 700 706,420
6.30%, 12/01/28 .................. 765 789,833
5.38%, 03/15/29 .................. 615 623,729
5.50%, 06/01/29 .................. 255 259,378
4.95%, 09/01/29 .................. 365 365,776
4.90%, 12/01/29 .................. 575 575,805
5.00%, 03/15/30 .................. 410 410,769
4.85%, 06/15/30 .................. 350 348,745
4.30%, 12/01/30 .................. 285 278,012
5.00%, 09/15/31 .................. 590 586,265
6.60%, 12/01/33 .................. 545 584,537
Sats Treasury Pte. Ltd., 4.83%, 01/23/29
(e)
.. 600 600,451
SF Holding Investment 2021 Ltd.
(e)
3.00%, 11/17/28 .................. 200 193,076
3.13%, 11/17/31 .................. 800 741,887
SF Holding Investment Ltd., 2.88%, 02/20/30
(e)
700 659,513
Simpar Europe SA, 5.20%, 01/26/31
(c)(e)
.... 600 507,898
SMBC Aviation Capital Finance DAC
(d)
5.45%, 05/03/28 .................. 700 706,284
2.30%, 06/15/28
(c)
................. 440 420,590
5.30%, 04/03/29 .................. 715 720,189
4.95%, 07/23/29 .................. 585 583,572

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
5.10%, 04/01/30 .................. USD 200 $ 199,278
5.20%, 07/23/31 .................. 585 581,923
5.70%, 07/25/33 .................. 1,065 1,071,394
5.55%, 04/03/34 .................. 940 930,900
5.25%, 11/26/35 .................. 400 384,889
5.70%, 07/23/36 .................. 585 577,862
Star Leasing Co. LLC, 7.63%, 02/15/30
(d)
... 805 783,768
Synergy Infrastructure Holdings LLC
(d)
7.88%, 12/01/30 .................. 695 726,704
7.00%, 07/15/34 .................. 200 201,708
Transnet, 8.25%, 02/06/28
(e)
........... 1,000 1,034,890
Triton Container International Ltd.
3.15%, 06/15/31
(d)
................. 585 524,728
3.25%, 03/15/32 .................. 655 582,554
5.15%, 02/15/33 .................. 832 804,772
Uber Technologies, Inc.
4.50%, 08/15/29
(d)
................. 2,622 2,588,825
4.30%, 01/15/30 .................. 1,420 1,393,061
4.15%, 01/15/31 .................. 1,145 1,105,829
4.80%, 09/15/34 .................. 1,400 1,341,859
4.80%, 09/15/35 .................. 1,330 1,261,914
5.35%, 09/15/54 .................. 1,880 1,660,396
Union Pacific Corp.
3.95%, 09/10/28 .................. 1,650 1,631,756
6.63%, 02/01/29 .................. 465 487,730
3.70%, 03/01/29 .................. 999 976,899
2.40%, 02/05/30 .................. 992 917,357
2.38%, 05/20/31 .................. 1,480 1,325,522
2.80%, 02/14/32 .................. 1,140 1,025,111
4.50%, 01/20/33 .................. 990 968,458
3.38%, 02/01/35 .................. 785 685,305
5.10%, 02/20/35
(c)
................. 830 827,384
2.89%, 04/06/36
(c)
................. 680 561,804
3.60%, 09/15/37 .................. 618 528,318
3.55%, 08/15/39 .................. 750 613,415
3.20%, 05/20/41 .................. 1,042 787,051
3.38%, 02/14/42 .................. 720 545,075
4.05%, 11/15/45 .................. 595 463,235
4.05%, 03/01/46 .................. 670 520,056
3.35%, 08/15/46 .................. 760 526,806
4.00%, 04/15/47 .................. 700 534,158
4.50%, 09/10/48 .................. 532 432,951
4.30%, 03/01/49 .................. 735 580,569
3.25%, 02/05/50 .................. 2,181 1,428,104
3.80%, 10/01/51 .................. 1,250 893,371
2.95%, 03/10/52 .................. 1,160 699,190
4.95%, 09/09/52 .................. 605 522,714
3.50%, 02/14/53 .................. 1,701 1,139,095
4.95%, 05/15/53 .................. 570 489,508
5.60%, 12/01/54 .................. 1,225 1,159,212
3.88%, 02/01/55 .................. 736 524,338
3.95%, 08/15/59 .................. 685 479,712
3.84%, 03/20/60 .................. 2,070 1,410,328
3.55%, 05/20/61 .................. 705 449,206
2.97%, 09/16/62 .................. 1,139 626,091
5.15%, 01/20/63 .................. 610 528,952
4.10%, 09/15/67 .................. 804 564,093
3.75%, 02/05/70 .................. 868 557,645
3.80%, 04/06/71 .................. 784 508,567
3.85%, 02/14/72 .................. 530 351,547
Watco Cos. LLC, 7.13%, 08/01/32
(d)
...... 975 1,002,257
XPO CNW, Inc., 6.70%, 05/01/34 ........ 305 314,213
XPO, Inc.
(d)
6.25%, 06/01/28 .................. 1,090 1,100,809
7.13%, 06/01/31 .................. 522 536,798
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
7.13%, 02/01/32 .................. USD 755 $ 779,577
199,364,058
Health Care Equipment & Supplies — 0.3%
180 Medical, Inc., 5.30%, 10/08/35
(d)
...... 450 432,107
Abbott Laboratories
1.15%, 01/30/28 .................. 1,353 1,291,335
3.70%, 03/09/29 .................. 3,075 3,004,819
1.40%, 06/30/30 .................. 928 819,341
4.00%, 03/15/31 .................. 3,275 3,165,691
4.30%, 03/15/33 .................. 3,550 3,401,954
4.65%, 03/15/36 .................. 4,085 3,880,455
4.75%, 11/30/36 .................. 1,665 1,588,802
6.15%, 11/30/37 .................. 540 573,753
4.75%, 03/15/38 .................. 2,995 2,820,612
6.00%, 04/01/39 .................. 715 749,610
5.30%, 05/27/40 .................. 873 854,254
4.75%, 04/15/43 .................. 965 852,597
4.90%, 11/30/46 .................. 4,051 3,576,037
5.50%, 03/15/56 .................. 4,515 4,209,343
5.60%, 03/15/66 .................. 3,040 2,824,129
Alcon Finance Corp.
(d)
3.00%, 09/23/29 .................. 1,230 1,163,611
2.60%, 05/27/30 .................. 725 666,428
5.38%, 12/06/32 .................. 890 898,480
3.80%, 09/23/49 .................. 475 337,155
5.75%, 12/06/52 .................. 750 707,898
Augusta SpinCo Corp.
4.40%, 03/23/29 .................. 845 836,060
4.66%, 03/23/31 .................. 865 850,862
4.95%, 03/23/33 .................. 755 740,948
5.25%, 03/23/36 .................. 715 702,173
Avantor Funding, Inc.
(d)
4.63%, 07/15/28 .................. 1,863 1,837,545
3.88%, 11/01/29 .................. 907 865,014
Bausch + Lomb Corp., 8.38%, 10/01/28
(d)
... 1,616 1,659,701
Baxter International, Inc.
2.27%, 12/01/28 .................. 1,380 1,296,568
4.45%, 02/15/29 .................. 955 940,284
3.95%, 04/01/30 .................. 1,025 981,035
4.90%, 12/15/30 .................. 830 814,611
1.73%, 04/01/31 .................. 1,145 968,869
2.54%, 02/01/32 .................. 1,645 1,406,478
5.65%, 12/15/35 .................. 1,120 1,094,885
3.50%, 08/15/46 .................. 700 456,856
3.13%, 12/01/51 .................. 1,430 817,401
Becton Dickinson & Co.
4.69%, 02/13/28 .................. 1,310 1,311,003
4.87%, 02/08/29 .................. 855 856,952
2.82%, 05/20/30 .................. 1,285 1,190,991
1.96%, 02/11/31 .................. 1,300 1,140,429
4.30%, 08/22/32 .................. 790 757,054
5.11%, 02/08/34 .................. 415 409,714
4.67%, 06/06/47 .................. 55 46,110
Boston Scientific Corp.
4.00%, 03/01/28 .................. 1,611 1,599,383
2.65%, 06/01/30 .................. 1,840 1,698,851
6.25%, 11/15/35 .................. 400 427,411
4.55%, 03/01/39 .................. 661 602,107
7.38%, 01/15/40 .................. 520 601,574
4.70%, 03/01/49
(c)
................. 1,166 991,423
DENTSPLY SIRONA, Inc., 3.25%, 06/01/30
(c)
. 665 614,936
DH Europe Finance II SARL
2.60%, 11/15/29 .................. 2,157 2,015,597
3.25%, 11/15/39 .................. 1,425 1,111,351

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
3.40%, 11/15/49 .................. USD 1,715 $ 1,151,644
Edwards Lifesciences Corp., 4.30%, 06/15/28 885 879,402
Embecta Corp.
(d)
5.00%, 02/15/30
(c)
................. 545 421,329
6.75%, 02/15/30 .................. 235 180,415
GE HealthCare Technologies, Inc.
5.65%, 11/15/27 .................. 1,913 1,936,370
4.15%, 12/15/28 .................. 895 884,331
4.80%, 08/14/29 .................. 1,405 1,405,462
5.86%, 03/15/30 .................. 1,340 1,376,642
4.80%, 01/15/31 .................. 720 714,274
5.91%, 11/22/32 .................. 1,590 1,649,653
5.50%, 06/15/35 .................. 1,065 1,062,870
4.95%, 12/15/35 .................. 855 817,462
6.38%, 11/22/52 .................. 1,550 1,573,824
Insulet Corp., 6.50%, 04/01/33
(d)
......... 535 541,465
Koninklijke Philips NV
6.88%, 03/11/38 .................. 875 959,403
5.00%, 03/15/42 .................. 845 747,800
Medline Borrower LP
(d)
3.88%, 04/01/29 .................. 4,840 4,685,583
6.25%, 04/01/29 .................. 1,640 1,669,004
5.25%, 10/01/29 .................. 2,940 2,913,641
5.00%, 06/15/31 .................. 915 902,973
5.25%, 06/15/33 .................. 1,140 1,121,806
Medtronic Global Holdings SCA
4.25%, 03/30/28 .................. 1,160 1,155,560
4.50%, 03/30/33 .................. 1,480 1,429,509
Medtronic, Inc.
4.38%, 03/15/35 .................. 2,463 2,321,693
4.00%, 04/01/43 .................. 70 56,476
4.63%, 03/15/45 .................. 1,990 1,716,267
Neogen Food Safety Corp., 8.63%, 07/20/30
(d)
412 430,603
Smith & Nephew plc
2.03%, 10/14/30 .................. 1,125 994,555
5.40%, 03/20/34 .................. 765 756,650
Solventum Corp.
5.40%, 03/01/29 .................. 969 980,764
5.45%, 03/13/31 .................. 1,390 1,409,163
5.60%, 03/23/34 .................. 2,075 2,087,935
5.90%, 04/30/54 .................. 2,465 2,320,418
Sotera Health Holdings LLC, 7.38%, 06/01/31
(d)
825 855,194
STERIS Irish FinCo UnLtd. Co.
2.70%, 03/15/31 .................. 687 618,659
3.75%, 03/15/51 .................. 745 507,549
Stryker Corp.
4.70%, 02/10/28 .................. 595 595,858
3.65%, 03/07/28 .................. 1,076 1,060,211
4.85%, 12/08/28 .................. 970 973,361
4.25%, 09/11/29 .................. 1,630 1,608,380
4.85%, 02/10/30 .................. 765 764,586
1.95%, 06/15/30 .................. 1,492 1,340,189
4.63%, 09/11/34 .................. 815 781,628
5.20%, 02/10/35 .................. 1,115 1,105,587
4.10%, 04/01/43 .................. 804 646,844
4.38%, 05/15/44 .................. 652 540,934
4.63%, 03/15/46 .................. 1,100 930,499
2.90%, 06/15/50 .................. 726 452,489
Teleflex, Inc.
(d)
4.25%, 06/01/28 .................. 550 539,347
5.88%, 01/15/32 .................. 610 606,026
VSP Optical Group, Inc.
(d)
5.40%, 06/01/33 .................. 405 400,620
5.45%, 12/01/35 .................. 265 260,047
5.65%, 06/01/36 .................. 860 852,484
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc.
5.35%, 12/01/28 .................. USD 735 $ 744,301
5.05%, 02/19/30 .................. 585 587,114
2.60%, 11/24/31 .................. 1,035 917,590
5.20%, 09/15/34 .................. 655 643,437
5.50%, 02/19/35 .................. 525 524,709
5.75%, 11/30/39 .................. 370 364,846
4.45%, 08/15/45 .................. 635 533,075
132,473,097
Health Care Providers & Services — 1.1%
180 Medical, Inc., 3.88%, 10/15/29
(d)
...... 712 683,785
Acadia Healthcare Co., Inc.
(d)
5.50%, 07/01/28 .................. 615 610,888
5.00%, 04/15/29 .................. 550 539,737
7.38%, 03/15/33 .................. 675 697,005
Accendra Health, Inc.
9.75%, 06/15/33
(c)(d)
................ 916 593,216
AdaptHealth LLC
(d)
6.13%, 08/01/28 .................. 415 415,000
4.63%, 08/01/29 .................. 665 642,384
5.13%, 03/01/30 .................. 700 676,366
AdventHealth Obligated Group, Series E,
2.80%, 11/15/51 ................. 151 89,238
Adventist Health System
Series 2025, 4.74%, 12/01/30 ......... 280 275,203
5.43%, 03/01/32 .................. 400 403,869
5.76%, 12/01/34 .................. 135 136,133
3.63%, 03/01/49 .................. 344 230,251
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 .................. 537 529,708
Series 2020, 2.21%, 06/15/30 ......... 300 272,392
4.27%, 08/15/48 .................. 545 432,350
3.39%, 10/15/49 .................. 453 309,732
Series 2020, 3.01%, 06/15/50 ......... 392 246,048
Aetna, Inc.
6.63%, 06/15/36 .................. 1,000 1,067,655
6.75%, 12/15/37 .................. 510 543,992
4.50%, 05/15/42 .................. 485 403,555
4.75%, 03/15/44 .................. 1,108 919,738
3.88%, 08/15/47 .................. 485 347,584
AHP Health Partners, Inc., 5.75%, 07/15/29
(d)
. 360 355,899
AHS Hospital Corp.
5.02%, 07/01/45 .................. 345 310,086
Series 2021, 2.78%, 07/01/51 ......... 408 240,591
Allina Health System
Series 2019, 3.89%, 04/15/49 ......... 256 188,448
Series 2021, 2.90%, 11/15/51 ......... 405 245,650
Ascension Health
Series 2025, 4.08%, 11/15/28 ......... 170 168,038
Series B, 2.53%, 11/15/29 ............ 747 697,689
Series 2025, 4.29%, 11/15/30 ......... 665 649,997
Series 2025, 4.92%, 11/15/35 ......... 430 416,875
Series B, 3.11%, 11/15/39 ............ 234 179,403
3.95%, 11/15/46 .................. 1,160 894,307
4.85%, 11/15/53 .................. 585 507,548
Banner Health
2.34%, 01/01/30 .................. 385 354,685
1.90%, 01/01/31 .................. 450 396,806
2.91%, 01/01/42 .................. 134 94,634
Series 2020, 3.18%, 01/01/50 ......... 335 220,795
2.91%, 01/01/51 .................. 598 362,792
Baptist Healthcare System Obligated Group,
Series 20B, 3.54%, 08/15/50 ......... 440 300,076

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
BayCare Health System, Inc., Series 2020,
3.83%, 11/15/50 ................. USD 684 $ 499,543
Baylor Scott & White Holdings
Series 2021, 1.78%, 11/15/30 ......... 195 171,890
4.19%, 11/15/45 .................. 371 301,451
3.97%, 11/15/46 .................. 555 432,458
Series 2021, 2.84%, 11/15/50 ......... 998 604,612
Beth Israel Lahey Health, Inc., Series L, 3.08%,
07/01/51
(c)
..................... 564 348,453
Bon Secours Mercy Health, Inc.
Series 2018, 4.30%, 07/01/28
(c)
........ 351 347,690
3.46%, 06/01/30 .................. 693 662,484
Cardinal Health, Inc.
5.13%, 02/15/29 .................. 1,045 1,053,088
5.00%, 11/15/29 .................. 1,255 1,260,169
4.50%, 09/15/30 .................. 645 634,017
5.45%, 02/15/34 .................. 860 863,272
5.35%, 11/15/34 .................. 910 903,695
5.15%, 09/15/35 .................. 685 669,237
4.60%, 03/15/43 .................. 615 516,483
4.50%, 11/15/44 .................. 446 362,310
4.90%, 09/15/45 .................. 448 384,211
4.37%, 06/15/47 .................. 919 726,061
5.75%, 11/15/54 .................. 900 852,553
Catholic Health Services of Long Island
Obligated Group, Series 2020, 3.37%,
07/01/50 ...................... 515 335,617
Cedars-Sinai Health System, Series 2021,
2.29%, 08/15/31 ................. 110 97,078
Cencora, Inc.
3.45%, 12/15/27 .................. 834 821,726
4.63%, 12/15/27 .................. 390 390,350
3.95%, 02/13/29 .................. 830 814,213
4.85%, 12/15/29 .................. 560 560,498
2.80%, 05/15/30 .................. 997 924,467
4.25%, 11/15/30 .................. 355 344,976
2.70%, 03/15/31 .................. 1,645 1,490,860
4.60%, 02/13/33 .................. 315 304,767
5.13%, 02/15/34 .................. 660 650,720
5.15%, 02/15/35 .................. 680 668,109
4.90%, 02/13/36 .................. 1,465 1,402,577
4.25%, 03/01/45 .................. 820 655,952
4.30%, 12/15/47 .................. 654 514,913
5.65%, 02/13/56 .................. 595 559,787
Centene Corp.
4.25%, 12/15/27 .................. 1,336 1,330,861
2.45%, 07/15/28 .................. 2,970 2,817,897
4.63%, 12/15/29 .................. 4,168 4,037,624
3.38%, 02/15/30 .................. 2,592 2,400,512
3.00%, 10/15/30 .................. 2,579 2,320,609
2.50%, 03/01/31 .................. 2,608 2,270,305
2.63%, 08/01/31 .................. 1,535 1,330,818
Charlotte Buyer, Inc., 8.00%, 06/30/31
(d)
.... 580 586,430
Children's Health System of Texas, 2.51%,
08/15/50 ...................... 424 238,932
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 ......... 285 229,211
Series 2020, 2.59%, 02/01/50 ......... 300 175,447
Children's Hospital Medical Center, 4.27%,
05/15/44 ...................... 300 247,820
Children's Hospital of Philadelphia (The), Series
2020, 2.70%, 07/01/50 ............. 305 181,828
Children's Hospital/DC, Series 2020, 2.93%,
07/15/50
(c)
..................... 388 239,814
CHRISTUS Health, Series C, 4.34%, 07/01/28 591 585,580
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Cigna Group (The)
3.05%, 10/15/27 .................. USD 692 $ 680,683
4.38%, 10/15/28 .................. 6,050 6,009,171
5.00%, 05/15/29 .................. 1,335 1,344,378
2.40%, 03/15/30 .................. 1,847 1,695,046
4.50%, 09/15/30 .................. 1,235 1,217,156
2.38%, 03/15/31 .................. 1,720 1,537,106
5.13%, 05/15/31 .................. 1,190 1,198,507
4.88%, 09/15/32 .................. 1,175 1,157,911
5.40%, 03/15/33 .................. 1,303 1,315,586
5.25%, 02/15/34 .................. 3,200 3,178,118
5.25%, 01/15/36 .................. 1,305 1,279,838
4.80%, 08/15/38 .................. 2,595 2,392,868
3.20%, 03/15/40 .................. 790 598,446
6.13%, 11/15/41 .................. 562 570,817
4.80%, 07/15/46 .................. 1,620 1,363,141
3.88%, 10/15/47 .................. 1,222 888,926
4.90%, 12/15/48 .................. 3,487 2,930,469
3.40%, 03/15/50 .................. 1,715 1,127,000
3.40%, 03/15/51 .................. 1,761 1,149,281
5.60%, 02/15/54 .................. 1,760 1,620,649
6.00%, 01/15/56 .................. 1,170 1,135,723
City of Hope
Series 2013, 5.62%, 11/15/43 ......... 300 284,418
Series 2018, 4.38%, 08/15/48 ......... 318 249,653
Cleveland Clinic Foundation (The), 4.86%,
01/01/2114
(c)
................... 320 257,148
CommonSpirit Health
6.07%, 11/01/27 .................. 170 172,696
3.35%, 10/01/29 .................. 557 531,384
4.35%, 09/01/30 .................. 310 301,370
2.78%, 10/01/30 .................. 388 355,542
5.21%, 12/01/31 .................. 525 525,305
5.32%, 12/01/34 .................. 670 658,656
Series 2025, 4.98%, 09/01/35 ......... 440 419,824
4.35%, 11/01/42 .................. 978 821,548
5.58%, 09/01/45 .................. 95 88,764
3.82%, 10/01/49 .................. 660 471,479
4.19%, 10/01/49 .................. 787 590,219
3.91%, 10/01/50 .................. 620 441,802
6.46%, 11/01/52 .................. 205 212,013
5.55%, 12/01/54 .................. 205 185,944
5.66%, 09/01/55 .................. 110 101,330
Community Health Network, Inc., Series 20-A,
3.10%, 05/01/50 ................. 580 353,950
Community Health Systems, Inc.
(d)
6.00%, 01/15/29 .................. 740 729,737
6.88%, 04/15/29 .................. 1,453 1,400,168
6.13%, 04/01/30 .................. 1,430 1,203,212
5.25%, 05/15/30 .................. 1,800 1,665,225
4.75%, 02/15/31 .................. 835 744,161
10.88%, 01/15/32 ................. 1,700 1,792,956
9.75%, 01/15/34 .................. 2,200 2,228,816
Concentra Health Services, Inc., 6.88%,
07/15/32
(d)
..................... 697 717,172
Corewell Health Obligated Group, Series 19A,
3.49%, 07/15/49 ................. 575 395,247
Cottage Health Obligated Group, Series 2020,
3.30%, 11/01/49 ................. 464 308,297
CVS Health Corp.
1.30%, 08/21/27 .................. 2,025 1,958,163
4.30%, 03/25/28 .................. 4,565 4,537,575
5.00%, 01/30/29 .................. 1,491 1,499,293
5.40%, 06/01/29 .................. 1,055 1,071,463
3.25%, 08/15/29 .................. 2,095 2,000,691

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.13%, 02/21/30 .................. USD 1,788 $ 1,796,950
3.75%, 04/01/30 .................. 1,810 1,737,669
1.75%, 08/21/30 .................. 1,469 1,295,009
5.25%, 01/30/31 .................. 1,080 1,089,796
1.88%, 02/28/31 .................. 1,573 1,369,963
5.55%, 06/01/31 .................. 1,250 1,275,498
2.13%, 09/15/31 .................. 1,285 1,114,210
5.00%, 09/15/32 .................. 675 668,979
5.25%, 02/21/33 .................. 1,900 1,900,813
5.30%, 06/01/33 .................. 1,765 1,759,500
5.70%, 06/01/34 .................. 1,730 1,752,464
4.88%, 07/20/35 .................. 1,096 1,041,022
5.45%, 09/15/35 .................. 1,420 1,405,409
4.78%, 03/25/38 .................. 6,057 5,532,052
6.13%, 09/15/39 .................. 701 711,728
4.13%, 04/01/40 .................. 624 517,548
2.70%, 08/21/40 .................. 460 318,981
5.30%, 12/05/43 .................. 906 812,634
6.00%, 06/01/44 .................. 1,900 1,836,430
5.13%, 07/20/45 .................. 3,950 3,433,866
5.05%, 03/25/48 .................. 8,163 6,899,790
4.25%, 04/01/50 .................. 1,069 800,686
5.63%, 02/21/53 .................. 1,470 1,323,952
5.88%, 06/01/53 .................. 1,725 1,604,597
6.05%, 06/01/54 .................. 1,185 1,128,958
6.20%, 09/15/55 .................. 1,505 1,465,893
6.00%, 06/01/63 .................. 690 639,897
6.25%, 09/15/65 .................. 615 590,818
Dartmouth-Hitchcock Health, Series B, 4.18%,
08/01/48 ...................... 440 330,696
DaVita, Inc.
(d)
4.63%, 06/01/30 .................. 3,356 3,233,781
3.75%, 02/15/31 .................. 1,669 1,539,998
6.88%, 09/01/32 .................. 1,095 1,124,789
6.75%, 07/15/33 .................. 1,285 1,318,463
Dignity Health
4.50%, 11/01/42
(c)
................. 445 373,309
5.27%, 11/01/64 .................. 238 204,664
Duke University Health System, Inc., Series
2017, 3.92%, 06/01/47 ............. 588 449,550
Elevance Health, Inc.
3.65%, 12/01/27 .................. 1,789 1,768,639
4.10%, 03/01/28 .................. 1,655 1,641,457
4.00%, 09/15/28 .................. 955 941,914
5.15%, 06/15/29 .................. 780 787,488
2.88%, 09/15/29 .................. 2,528 2,386,214
4.75%, 02/15/30 .................. 770 765,708
2.25%, 05/15/30 .................. 1,229 1,118,026
2.55%, 03/15/31 .................. 1,255 1,129,189
4.95%, 11/01/31 .................. 1,190 1,183,098
4.10%, 05/15/32 .................. 665 631,139
4.60%, 09/15/32 .................. 730 708,284
5.50%, 10/15/32 .................. 625 635,165
4.75%, 02/15/33 .................. 1,365 1,325,480
5.38%, 06/15/34 .................. 1,475 1,472,487
5.95%, 12/15/34 .................. 718 741,413
5.20%, 02/15/35 .................. 1,295 1,273,398
5.00%, 01/15/36 .................. 1,120 1,077,477
5.85%, 01/15/36 .................. 240 243,814
6.38%, 06/15/37 .................. 440 461,091
4.63%, 05/15/42 .................. 1,015 866,375
4.65%, 01/15/43 .................. 1,110 946,966
5.10%, 01/15/44 .................. 610 539,506
4.65%, 08/15/44 .................. 860 716,981
4.38%, 12/01/47 .................. 1,536 1,200,908
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
4.55%, 03/01/48 .................. USD 887 $ 711,198
3.70%, 09/15/49 .................. 867 598,831
3.13%, 05/15/50 .................. 1,131 697,392
3.60%, 03/15/51 .................. 1,720 1,152,557
4.55%, 05/15/52 .................. 745 584,201
6.10%, 10/15/52 .................. 835 811,616
5.13%, 02/15/53 .................. 2,105 1,789,508
5.65%, 06/15/54 .................. 1,125 1,028,992
5.70%, 02/15/55 .................. 1,515 1,396,784
5.70%, 09/15/55 .................. 865 800,066
5.85%, 11/01/64 .................. 1,010 938,804
Encompass Health Corp.
4.50%, 02/01/28 .................. 516 510,441
4.75%, 02/01/30 .................. 840 822,023
4.63%, 04/01/31 .................. 465 446,989
5.88%, 06/01/34
(d)
................. 1,150 1,138,599
Franciscan Missionaries of Our Lady Health
System, Inc., Series B, 3.91%, 07/01/49 .. 488 347,249
Fred Hutchinson Cancer Center, Series 2022,
4.97%, 01/01/52 ................. 284 244,698
Fresenius Medical Care US Finance III, Inc.
(d)
3.75%, 06/15/29 .................. 498 481,367
2.38%, 02/16/31 .................. 975 856,253
3.00%, 12/01/31 .................. 750 665,339
Global Medical Response, Inc., 7.38%,
10/01/32
(d)
..................... 1,150 1,175,016
Hackensack Meridian Health, Inc.
Series 2020, 2.68%, 09/01/41 ......... 320 223,469
4.21%, 07/01/48 .................. 563 439,018
Series 2020, 2.88%, 09/01/50 ......... 567 342,901
4.50%, 07/01/57 .................. 255 201,210
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(c)
(d)
.......................... 960 875,837
HCA, Inc.
5.00%, 03/01/28 .................. 255 256,107
5.20%, 06/01/28 .................. 1,050 1,058,541
5.63%, 09/01/28 .................. 1,440 1,459,212
5.88%, 02/01/29 .................. 1,210 1,233,372
3.38%, 03/15/29 .................. 370 356,862
4.13%, 06/15/29 .................. 2,049 2,010,261
5.25%, 03/01/30 .................. 550 553,963
3.50%, 09/01/30 .................. 2,669 2,515,798
4.30%, 11/15/30 .................. 510 494,513
5.45%, 04/01/31 .................. 1,345 1,362,118
4.70%, 05/15/31 .................. 1,000 981,116
2.38%, 07/15/31 .................. 1,205 1,059,574
5.50%, 03/01/32 .................. 925 934,679
3.63%, 03/15/32 .................. 1,865 1,717,478
4.60%, 11/15/32 .................. 915 879,743
5.00%, 05/15/33 .................. 1,000 975,211
5.50%, 06/01/33 .................. 1,185 1,190,107
5.60%, 04/01/34 .................. 1,255 1,261,137
5.45%, 09/15/34 .................. 1,305 1,296,376
5.75%, 03/01/35 .................. 1,405 1,417,278
4.90%, 11/15/35 .................. 1,170 1,107,077
5.30%, 05/15/36 .................. 1,010 978,943
5.13%, 06/15/39 .................. 1,032 956,167
4.38%, 03/15/42 .................. 525 430,207
5.50%, 06/15/47 .................. 1,407 1,253,700
5.25%, 06/15/49 .................. 1,847 1,579,868
3.50%, 07/15/51 .................. 1,385 883,289
4.63%, 03/15/52 .................. 2,020 1,556,954
5.90%, 06/01/53 .................. 910 840,770
6.00%, 04/01/54 .................. 1,570 1,472,413
5.95%, 09/15/54 .................. 930 865,102

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
6.20%, 03/01/55 .................. USD 1,250 $ 1,206,534
5.70%, 11/15/55 .................. 1,080 971,985
6.10%, 04/01/64 .................. 700 655,068
Health Care Service Corp.
(d)
2.20%, 06/01/30 .................. 1,086 977,671
3.20%, 06/01/50 .................. 915 564,453
Health Care Service Corp. A Mutual Legal
Reserve Co.
(d)
5.20%, 06/15/29 .................. 1,120 1,125,506
5.45%, 06/15/34 .................. 870 859,826
5.88%, 06/15/54 .................. 1,380 1,258,304
HealthEquity, Inc., 4.50%, 10/01/29
(d)
...... 640 620,814
Highmark, Inc.
(d)
2.55%, 05/10/31 .................. 683 603,397
5.75%, 05/15/36 .................. 465 455,567
Hoag Memorial Hospital Presbyterian, 3.80%,
07/15/52 ...................... 718 517,691
Horizon Mutual Holdings, Inc., 6.20%,
11/15/34
(d)
..................... 820 772,903
HORSESHOE FUNDING TRUST I, 6.06%,
02/15/36
(d)
..................... 980 975,974
HORSESHOE FUNDING TRUST II, 6.89%,
11/15/55
(c)(d)
.................... 815 812,612
Humana, Inc.
5.75%, 03/01/28 .................. 735 745,320
5.75%, 12/01/28 .................. 738 751,643
3.70%, 03/23/29 .................. 970 940,718
3.13%, 08/15/29 .................. 943 896,144
4.88%, 04/01/30 .................. 750 744,140
5.38%, 04/15/31 .................. 1,725 1,732,485
2.15%, 02/03/32
(c)
................. 1,085 930,178
5.88%, 03/01/33 .................. 930 945,828
5.95%, 03/15/34 .................. 1,025 1,041,168
5.55%, 05/01/35 .................. 1,085 1,066,280
4.63%, 12/01/42 .................. 580 473,904
4.95%, 10/01/44 .................. 837 697,369
4.80%, 03/15/47 .................. 582 462,639
3.95%, 08/15/49 .................. 640 442,425
5.50%, 03/15/53 .................. 845 728,443
5.75%, 04/15/54 .................. 1,170 1,042,053
6.00%, 05/01/55 .................. 670 616,080
Icon Investments Six DAC
5.85%, 05/08/29 .................. 480 489,897
6.00%, 05/08/34 .................. 350 353,640
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 .................. 615 469,169
Series 2021, 2.85%, 11/01/51 ......... 310 184,808
Inova Health System Foundation, 4.07%,
05/15/52 ...................... 445 335,792
Integris Baptist Medical Center, Inc., Series A,
3.88%, 08/15/50 ................. 525 373,744
International Finance Facility for Immunisation
Co., 4.13%, 10/29/27
(e)
............. 170 169,433
Iowa Health System, Series 2020, 3.67%,
02/15/50
(c)
..................... 415 295,576
Johns Hopkins Health System Corp. (The),
3.84%, 05/15/46 ................. 376 286,714
Kaiser Foundation Hospitals
Series 2021, 2.81%, 06/01/41 ......... 1,122 802,693
4.88%, 04/01/42 .................. 591 538,631
4.15%, 05/01/47 .................. 1,515 1,194,960
Series 2019, 3.27%, 11/01/49 ......... 1,062 704,815
Series 2021, 3.00%, 06/01/51 ......... 1,269 786,836
Kedrion SpA, 6.50%, 09/01/29
(d)
......... 813 802,315
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings
3.60%, 09/01/27 .................. USD 828 $ 819,636
2.95%, 12/01/29 .................. 841 792,675
4.35%, 04/01/30 .................. 765 749,788
2.70%, 06/01/31 .................. 1,065 958,389
4.55%, 04/01/32 .................. 575 559,574
4.80%, 10/01/34 .................. 1,345 1,289,409
4.70%, 02/01/45 .................. 908 780,421
LifePoint Health, Inc.
(d)
5.38%, 01/15/29 .................. 543 516,110
9.88%, 08/15/30 .................. 840 882,560
8.38%, 02/15/32 .................. 895 900,612
10.00%, 06/01/32 ................. 905 869,181
7.00%, 05/01/34 .................. 2,225 2,077,156
Mass General Brigham, Inc.
Series 2017, 3.77%, 07/01/48 ......... 486 357,610
Series 2020, 3.19%, 07/01/49 ......... 450 293,905
Series 2015, 4.12%, 07/01/55
(c)
........ 135 102,128
Series 2020, 3.34%, 07/01/60 ......... 558 344,784
Mayo Clinic
3.77%, 11/15/43
(c)
................. 365 291,608
Series 2013, 4.00%, 11/15/47 ......... 260 200,251
Series 2016, 4.13%, 11/15/52 ......... 345 265,727
Series 2021, 3.20%, 11/15/61 ......... 464 281,015
McKesson Corp.
3.95%, 02/16/28 .................. 765 758,407
4.90%, 07/15/28 .................. 1,132 1,138,849
4.25%, 09/15/29 .................. 515 507,590
4.65%, 05/30/30 .................. 1,060 1,052,567
4.95%, 05/30/32 .................. 1,195 1,191,855
5.10%, 07/15/33 .................. 587 587,031
5.25%, 05/30/35 .................. 1,000 997,051
McLaren Health Care Corp., Series A, 4.39%,
05/15/48 ...................... 415 333,163
MedStar Health, Inc., Series 20A, 3.63%,
08/15/49 ...................... 400 280,867
Memorial Health Services, 3.45%, 11/01/49 .. 444 299,409
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42 .................. 530 492,236
Series 2020, 2.96%, 01/01/50 ......... 330 207,533
4.13%, 07/01/52 .................. 402 306,866
Series 2015, 4.20%, 07/01/55 ......... 466 355,612
Methodist Hospital (The), Series 20A, 2.71%,
12/01/50 ...................... 668 391,425
Molina Healthcare, Inc.
(d)
4.38%, 06/15/28 .................. 950 929,776
3.88%, 11/15/30 .................. 720 665,137
6.50%, 02/15/31 .................. 923 931,875
3.88%, 05/15/32 .................. 1,012 905,961
6.25%, 01/15/33 .................. 875 865,931
Montefiore Obligated Group
Series 18-C, 5.25%, 11/01/48 ......... 462 367,205
4.29%, 09/01/50 .................. 312 211,820
Mount Nittany Medical Center Obligated Group,
Series 2022, 3.80%, 11/15/52 ......... 305 216,311
MPH Acquisition Holdings LLC
(d)
5.75%, 12/31/30 .................. 875 673,489
11.50%, (11.50% Cash or 5.00% PIK),
12/31/30
(f)
.................... 205 193,199
MyMichigan Health, Series 2020, 3.41%,
06/01/50 ...................... 491 330,394
National Mentor Holdings, Inc., 10.50%,
12/15/30
(d)
..................... 1,460 1,540,006
Nationwide Children's Hospital, Inc., 4.56%,
11/01/52 ...................... 263 216,113

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
New York & Presbyterian Hospital (The)
2.26%, 08/01/40 .................. USD 105 $ 71,602
4.02%, 08/01/45 .................. 515 408,722
4.06%, 08/01/56
(c)
................. 350 259,799
2.61%, 08/01/60
(c)
................. 208 107,981
Series 2019, 3.95%, 08/01/2119 ........ 572 373,404
Northwell Healthcare, Inc.
3.98%, 11/01/46 .................. 472 358,991
4.26%, 11/01/47 .................. 840 654,643
3.81%, 11/01/49 .................. 570 406,040
Northwestern Memorial Healthcare Obligated
Group, Series 2021, 2.63%, 07/15/51 .... 290 169,682
Novant Health, Inc.
2.64%, 11/01/36 .................. 180 141,133
3.17%, 11/01/51 .................. 757 476,066
3.32%, 11/01/61
(c)
................. 314 189,219
NY Society for Relief of Ruptured & Crippled
Maintaining Hosp Special Surgery, Series
2020, 2.67%, 10/01/50 ............. 385 224,480
NYU Langone Hospitals
Series 13-A, 5.75%, 07/01/43 ......... 140 137,109
4.78%, 07/01/44 .................. 290 256,029
4.37%, 07/01/47 .................. 765 631,872
Series 2020, 3.38%, 07/01/55
(c)
........ 215 139,895
OhioHealth Corp.
2.83%, 11/15/41 .................. 399 284,299
Series 2020, 3.04%, 11/15/50 ......... 395 258,535
Option Care Health, Inc., 4.38%, 10/31/29
(d)
.. 544 522,244
Orlando Health Obligated Group
5.48%, 10/01/35 .................. 385 387,073
4.09%, 10/01/48 .................. 245 189,852
3.33%, 10/01/50 .................. 430 290,209
Paradigm Parent LLC, 8.75%, 04/17/32
(d)
... 930 853,635
PeaceHealth Obligated Group
4.34%, 11/15/28 .................. 95 94,225
4.86%, 11/15/32 .................. 120 117,899
Series 2018, 4.79%, 11/15/48 ......... 387 325,687
Series 2020, 3.22%, 11/15/50 ......... 398 258,583
Pediatrix Medical Group, Inc., 5.38%,
02/15/30
(d)
..................... 445 434,940
Piedmont Healthcare, Inc.
Series 2032, 2.04%, 01/01/32 ......... 195 166,859
Series 2042, 2.72%, 01/01/42
(c)
........ 333 229,360
2.86%, 01/01/52 .................. 586 347,693
Presbyterian Healthcare Services, 4.88%,
08/01/52 ...................... 498 417,801
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(d)
..................... 1,685 1,757,132
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29 .......... 196 182,512
5.37%, 10/01/32 .................. 525 529,506
5.40%, 10/01/33 .................. 710 715,990
Series I, 3.74%, 10/01/47 ............ 810 583,043
Series A, 3.93%, 10/01/48 ............ 430 323,431
Series 21A, 2.70%, 10/01/51 .......... 205 115,252
Queen's Health Systems (The), 4.81%,
07/01/52 ...................... 271 228,601
Quest Diagnostics, Inc.
4.60%, 12/15/27 .................. 865 865,372
4.20%, 06/30/29 .................. 740 728,944
4.63%, 12/15/29 .................. 615 611,431
2.95%, 06/30/30 .................. 1,106 1,029,411
2.80%, 06/30/31 .................. 1,020 923,853
6.40%, 11/30/33 .................. 870 927,951
5.00%, 12/15/34 .................. 645 630,860
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.00%, 06/30/36 .................. USD 870 $ 838,486
4.70%, 03/30/45 .................. 620 535,378
Quorum Health Corp., 11.63%, 04/15/25
(a)(k)
.. 50 —
Radiology Partners, Inc.
(d)
9.78%, (9.78% Cash or 9.78% PIK),
02/15/30
(f)
.................... 806 764,310
8.50%, 07/15/32 .................. 1,250 1,313,558
Rady Children's Hospital-San Diego, Series
21A, 3.15%, 08/15/51 .............. 250 160,258
Rede D'or Finance Sarl, 6.55%, 04/28/36
(e)
.. 800 767,987
Rede D'or Finance SARL
(e)
4.95%, 01/17/28 .................. 400 394,789
4.50%, 01/22/30 .................. 900 849,882
6.45%, 09/09/35 .................. 600 577,843
Rush System for Health Obligated Group,
Series 2020, 3.92%, 11/15/29 ......... 455 442,233
Seattle Children's Hospital, Series 2021, 2.72%,
10/01/50 ...................... 545 326,951
Select Medical Corp., 6.25%, 12/01/32
(c)(d)
... 675 647,887
Sentara Health, Series 2021, 2.93%, 11/01/51 145 88,245
Sharp HealthCare, Series 20B, 2.68%,
08/01/50 ...................... 490 286,059
SSM Health Care Corp., 4.89%, 06/01/28 ... 320 320,974
Stanford Health Care
Series 2020, 3.31%, 08/15/30 ......... 28 26,462
Series 2018, 3.80%, 11/15/48 ......... 635 468,872
3.03%, 08/15/51 .................. 380 236,574
Star Parent, Inc., 9.00%, 10/01/30
(d)
....... 985 1,035,350
Summa Health, 3.51%, 11/15/51 ........ 381 265,809
Surgery Center Holdings, Inc., 7.25%,
04/15/32
(d)
..................... 1,495 1,498,896
Sutter Health
Series 2018, 3.70%, 08/15/28 ......... 353 346,586
Series 20A, 2.29%, 08/15/30 .......... 234 211,810
Series 2025, 5.21%, 08/15/32 ......... 170 171,460
5.16%, 08/15/33 .................. 515 513,133
Series 2025, 5.54%, 08/15/35 ......... 525 530,559
Series 20A, 3.16%, 08/15/40 .......... 330 250,394
Series 2018, 4.09%, 08/15/48 ......... 554 427,930
Series 20A, 3.36%, 08/15/50 .......... 884 590,909
5.55%, 08/15/53 .................. 85 80,265
Team Health Holdings, Inc., 8.38%, 06/30/28
(d)
455 454,725
TEAM Services Holding, Inc., 9.00%, 02/15/33
(c)
(d)
.......................... 783 794,510
Tenet Healthcare Corp.
5.13%, 11/01/27 .................. 1,375 1,374,181
4.63%, 06/15/28 .................. 710 703,273
6.13%, 10/01/28 .................. 1,840 1,841,394
4.25%, 06/01/29 .................. 1,613 1,564,435
4.38%, 01/15/30 .................. 1,720 1,658,588
6.13%, 06/15/30 .................. 2,400 2,418,513
6.75%, 05/15/31 .................. 1,552 1,583,915
6.88%, 11/15/31 ................... 392 416,018
5.50%, 11/15/32
(d)
................. 1,750 1,723,663
6.00%, 11/15/33
(c)(d)
................ 908 911,742
Texas Health Resources
2.33%, 11/15/50 .................. 514 279,599
4.33%, 11/15/55 .................. 290 229,878
Toledo Hospital (The)
Series B, 5.33%, 11/15/28
(c)
........... 497 499,959
5.75%, 11/15/38 .................. 824 818,519
6.02%, 11/15/48
(c)
................. 408 378,416
Trinity Health Corp.
Series 2021, 2.63%, 12/01/40 ......... 187 130,799
4.13%, 12/01/45 .................. 548 433,315

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Series 2019, 3.43%, 12/01/48 ......... USD 407 $ 293,531
UMass Memorial Health Care Obligated Group,
5.36%, 07/01/52 ................. 130 115,214
UnitedHealth Group, Inc.
2.95%, 10/15/27 .................. 750 737,321
5.25%, 02/15/28 .................. 1,380 1,395,585
3.85%, 06/15/28 .................. 1,365 1,348,471
4.40%, 06/15/28 .................. 555 553,670
3.88%, 12/15/28 .................. 1,075 1,058,186
4.25%, 01/15/29 .................. 1,470 1,457,423
4.70%, 04/15/29 .................. 660 661,154
4.00%, 05/15/29 .................. 1,130 1,111,001
2.88%, 08/15/29 .................. 1,434 1,361,373
4.80%, 01/15/30 .................. 1,360 1,361,312
5.30%, 02/15/30 .................. 1,425 1,446,912
2.00%, 05/15/30 .................. 1,485 1,340,346
4.65%, 01/15/31 .................. 1,130 1,120,200
4.90%, 04/15/31 .................. 1,180 1,180,874
2.30%, 05/15/31 .................. 1,729 1,535,999
4.95%, 01/15/32 .................. 2,430 2,426,829
4.20%, 05/15/32 .................. 1,520 1,460,735
5.35%, 02/15/33 .................. 2,095 2,117,516
4.50%, 04/15/33 .................. 2,090 2,010,001
5.00%, 04/15/34 .................. 1,450 1,424,277
5.15%, 07/15/34 .................. 2,190 2,171,936
5.30%, 06/15/35
(c)
................. 1,480 1,480,338
4.63%, 07/15/35 .................. 1,290 1,225,064
5.80%, 03/15/36 .................. 960 990,338
6.50%, 06/15/37 .................. 585 629,667
6.63%, 11/15/37 .................. 755 824,989
6.88%, 02/15/38 .................. 1,142 1,267,739
3.50%, 08/15/39 .................. 1,520 1,218,267
2.75%, 05/15/40 .................. 1,149 825,520
5.70%, 10/15/40 .................. 330 329,407
5.95%, 02/15/41 .................. 500 506,804
3.05%, 05/15/41 .................. 1,770 1,295,353
4.63%, 11/15/41 .................. 888 779,147
4.38%, 03/15/42 .................. 1,100 926,195
3.95%, 10/15/42 .................. 641 509,120
4.25%, 03/15/43 .................. 986 808,370
5.50%, 07/15/44 .................. 1,845 1,741,322
4.75%, 07/15/45 .................. 2,129 1,815,364
4.20%, 01/15/47 .................. 662 515,722
4.25%, 04/15/47 .................. 914 715,442
3.75%, 10/15/47 .................. 1,058 763,406
4.25%, 06/15/48 .................. 1,319 1,024,269
4.45%, 12/15/48 .................. 1,027 820,130
3.70%, 08/15/49 .................. 1,275 895,371
2.90%, 05/15/50 .................. 1,263 766,171
3.25%, 05/15/51 .................. 2,206 1,407,262
4.75%, 05/15/52 .................. 2,185 1,795,616
5.88%, 02/15/53 .................. 2,345 2,257,341
5.05%, 04/15/53 .................. 2,145 1,838,626
5.38%, 04/15/54 .................. 2,050 1,836,847
5.63%, 07/15/54 .................. 3,070 2,857,624
5.95%, 06/15/55
(c)
................. 630 617,607
3.88%, 08/15/59 .................. 1,172 792,410
3.13%, 05/15/60 .................. 1,247 712,161
4.95%, 05/15/62 .................. 1,250 1,015,628
6.05%, 02/15/63 .................. 1,495 1,449,917
5.20%, 04/15/63 .................. 2,040 1,730,955
5.50%, 04/15/64 .................. 1,425 1,265,911
5.75%, 07/15/64 .................. 2,630 2,432,537
Universal Health Services, Inc.
4.63%, 10/15/29 .................. 615 605,083
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
2.65%, 10/15/30 .................. USD 753 $ 673,982
2.65%, 01/15/32 .................. 575 498,028
5.05%, 10/15/34 .................. 470 442,618
UPMC
5.04%, 05/15/33 .................. 210 207,818
5.38%, 05/15/43 .................. 25 23,450
US Acute Care Solutions LLC, 9.75%,
05/15/29
(c)(d)
.................... 1,440 1,342,337
WakeMed, Series A, 3.29%, 10/01/52 ..... 149 95,953
West Virginia United Health System Obligated
Group, Series 2020, 3.13%, 06/01/50 .... 165 101,049
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 ......... 409 341,537
Series 2021, 3.07%, 03/01/51 ......... 352 213,875
Yale-New Haven Health Services Corp., Series
2020, 2.50%, 07/01/50 ............. 329 184,067
452,953,160
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 .................. 742 733,366
4.50%, 07/30/29 .................. 441 434,434
2.75%, 12/15/29 .................. 565 524,678
4.70%, 07/01/30 .................. 958 940,971
4.90%, 12/15/30 .................. 905 896,351
3.38%, 08/15/31 .................. 1,510 1,378,337
2.00%, 05/18/32 .................. 1,170 975,708
1.88%, 02/01/33 .................. 623 500,097
2.95%, 03/15/34 .................. 1,430 1,191,434
4.75%, 04/15/35 .................. 570 530,661
5.50%, 10/01/35 .................. 480 469,420
5.25%, 03/15/36 .................. 760 728,699
5.25%, 05/15/36 .................. 685 656,133
4.85%, 04/15/49 .................. 640 522,270
4.00%, 02/01/50 .................. 1,036 741,482
3.55%, 03/15/52 .................. 640 422,448
5.15%, 04/15/53 .................. 560 471,703
5.63%, 05/15/54
(c)
................. 580 523,882
CTR Partnership LP, 3.88%, 06/30/28
(d)
.... 555 540,475
Diversified Healthcare Trust
4.75%, 02/15/28 .................. 557 546,953
7.25%, 10/15/30
(d)
................. 366 375,094
4.38%, 03/01/31 .................. 570 521,123
DOC DR LLC
3.95%, 01/15/28 .................. 350 346,218
2.63%, 11/01/31 .................. 735 650,122
Healthcare Realty Holdings LP
3.10%, 02/15/30 .................. 765 715,442
2.00%, 03/15/31 .................. 1,106 961,908
Healthpeak OP LLC
2.13%, 12/01/28 .................. 945 891,117
3.50%, 07/15/29 .................. 546 525,714
3.00%, 01/15/30 .................. 690 646,270
2.88%, 01/15/31 .................. 815 743,182
5.25%, 12/15/32 .................. 760 756,452
4.75%, 01/15/33 .................. 450 435,235
5.38%, 02/15/35 .................. 540 532,936
6.75%, 02/01/41 .................. 246 264,130
MPT Operating Partnership LP
5.00%, 10/15/27 .................. 1,295 1,256,145
4.63%, 08/01/29 .................. 989 791,721
3.50%, 03/15/31 .................. 1,455 990,807
8.50%, 02/15/32
(d)
................. 1,762 1,790,922
National Health Investors, Inc.
3.00%, 02/01/31 .................. 683 614,444

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care REITs (continued)
5.35%, 02/01/33 .................. USD 220 $ 215,536
Omega Healthcare Investors, Inc.
4.75%, 01/15/28 .................. 633 631,616
3.63%, 10/01/29 .................. 610 582,476
5.20%, 07/01/30 .................. 585 581,999
3.38%, 02/01/31 .................. 805 740,045
3.25%, 04/15/33 .................. 745 648,081
Sabra Health Care LP
3.90%, 10/15/29 .................. 546 526,633
3.20%, 12/01/31 .................. 745 669,299
Ventas Realty LP
4.00%, 03/01/28 .................. 674 666,597
4.40%, 01/15/29 .................. 1,078 1,068,231
3.00%, 01/15/30 .................. 535 501,375
4.75%, 11/15/30 .................. 980 969,484
2.50%, 09/01/31 .................. 570 503,005
5.10%, 07/15/32 .................. 535 532,339
5.63%, 07/01/34 .................. 590 595,567
5.00%, 01/15/35 .................. 400 386,013
5.00%, 02/15/36 .................. 520 499,005
5.70%, 09/30/43 .................. 285 273,494
4.38%, 02/01/45 .................. 250 202,288
4.88%, 04/15/49 .................. 545 456,708
Welltower OP LLC
4.25%, 04/15/28 .................. 1,105 1,098,804
2.05%, 01/15/29 .................. 825 774,989
4.13%, 03/15/29 .................. 740 729,237
3.10%, 01/15/30 .................. 1,080 1,020,229
4.50%, 07/01/30 .................. 1,380 1,361,071
2.75%, 01/15/31 .................. 835 762,510
2.80%, 06/01/31 .................. 647 588,164
2.75%, 01/15/32 .................. 680 606,675
3.85%, 06/15/32 .................. 614 577,739
5.13%, 07/01/35 .................. 1,295 1,276,351
6.50%, 03/15/41 .................. 287 310,116
4.95%, 09/01/48 .................. 610 536,291
48,430,451
Health Care Technology — 0.0%
IQVIA, Inc.
5.70%, 05/15/28 .................. 855 866,200
6.25%, 02/01/29 .................. 1,650 1,695,525
6.50%, 05/15/30
(d)
................. 665 677,896
6.25%, 06/01/32
(d)
................. 2,321 2,353,072
5,592,693
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts LP
4.25%, 12/15/28 .................. 525 517,070
Series H, 3.38%, 12/15/29 ........... 730 691,939
Series I, 3.50%, 09/15/30 ............ 1,127 1,056,549
Series J, 2.90%, 12/15/31 ............ 905 800,363
5.70%, 06/15/32 .................. 365 369,756
5.70%, 07/01/34 .................. 590 590,098
5.50%, 04/15/35 .................. 820 806,508
Park Intermediate Holdings LLC
(d)
5.88%, 10/01/28 .................. 755 754,006
4.88%, 05/15/29 .................. 895 872,316
7.00%, 02/01/30 .................. 595 604,506
Pebblebrook Hotel LP, 6.38%, 10/15/29
(d)
... 418 422,171
RHP Hotel Properties LP
(d)
7.25%, 07/15/28 .................. 535 545,176
4.50%, 02/15/29 .................. 710 694,120
6.50%, 04/01/32 .................. 1,080 1,098,185
6.50%, 06/15/33 .................. 728 740,062
5.75%, 03/15/34 .................. 804 787,644
Security
Par (000)
Par (000) Value
Hotel & Resort REITs (continued)
RLJ Lodging Trust LP, 4.00%, 09/15/29
(d)
... USD 505 $ 481,363
Service Properties Trust
0.00%, 09/30/27
(d)(j)
................ 270 251,846
3.95%, 01/15/28 .................. 450 436,308
4.95%, 10/01/29 .................. 539 503,993
4.38%, 02/15/30 .................. 479 433,324
8.63%, 11/15/31
(d)
................. 1,123 1,180,163
8.88%, 06/15/32
(c)
................. 611 628,228
XHR LP
(d)
4.88%, 06/01/29 .................. 550 535,733
6.63%, 05/15/30 .................. 420 428,354
16,229,781
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC
(d)
3.88%, 01/15/28 .................. 1,470 1,442,248
4.38%, 01/15/28 .................. 747 737,323
3.50%, 02/15/29 .................. 950 910,775
6.13%, 06/15/29 .................. 1,490 1,505,783
5.63%, 09/15/29 .................. 815 813,631
4.00%, 10/15/30 .................. 3,590 3,379,982
A&K Travel Group Holdings Ltd., 7.50%,
05/15/33
(d)
..................... 1,010 1,005,360
Acushnet Co., 5.63%, 12/01/33
(d)
........ 527 516,741
Affinity Interactive, 6.88%, 12/15/27
(d)
...... 465 225,226
Airbnb, Inc.
4.40%, 03/16/29 .................. 1,190 1,179,108
4.65%, 03/16/31 .................. 1,415 1,394,987
5.25%, 03/16/36 .................. 920 896,583
Allwyn Entertainment Financing UK plc
7.88%, 04/30/29
(d)
................. 200 204,541
7.88%, 04/30/29
(e)
................. 600 613,624
Arcos Dorados BV, 6.38%, 01/29/32
(e)
..... 800 824,355
BCPE Flavor Debt Merger Sub LLC & BCPE
Flavor Issuer, Inc., 9.50%, 07/01/32
(d)
.... 570 553,824
Bloomin' Brands, Inc., 5.13%, 04/15/29
(c)(d)
... 337 321,826
Booking Holdings, Inc.
3.55%, 03/15/28 .................. 783 770,558
5.38%, 05/07/36 .................. 315 309,982
Boyd Gaming Corp.
4.75%, 12/01/27 .................. 1,045 1,039,888
4.75%, 06/15/31
(d)
................. 1,075 1,026,644
Boyne USA, Inc., 4.75%, 05/15/29
(d)
...... 735 717,124
Brightstar Lottery plc
(d)
5.25%, 01/15/29 .................. 860 849,381
5.75%, 01/15/33 .................. 940 906,491
Caesars Entertainment, Inc.
(d)
4.63%, 10/15/29 .................. 1,385 1,318,038
7.00%, 02/15/30 .................. 2,215 2,223,182
6.50%, 02/15/32 .................. 2,000 1,913,535
6.00%, 10/15/32
(c)
................. 1,195 1,049,234
Carnival Corp. Ltd.
(d)
4.00%, 08/01/28 .................. 2,755 2,698,402
5.13%, 05/01/29 .................. 1,590 1,578,065
7.00%, 08/15/29 .................. 1,175 1,215,404
5.75%, 03/15/30 .................. 1,215 1,218,018
5.88%, 06/15/31 .................. 1,195 1,198,243
5.75%, 08/01/32 .................. 3,880 3,849,645
6.13%, 02/15/33 .................. 2,335 2,335,612
Choice Hotels International, Inc.
3.70%, 12/01/29 .................. 795 762,094
3.70%, 01/15/31 .................. 675 632,864
5.85%, 08/01/34 .................. 670 668,141
Churchill Downs, Inc.
(d)
4.75%, 01/15/28 .................. 885 876,610

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
5.75%, 04/01/30 .................. USD 1,405 $ 1,401,295
6.75%, 05/01/31 .................. 615 623,712
Darden Restaurants, Inc.
4.35%, 10/15/27 .................. 330 328,778
4.55%, 10/15/29 .................. 735 726,638
6.30%, 10/10/33 .................. 470 492,734
4.55%, 02/15/48 .................. 635 500,031
Expedia Group, Inc.
4.63%, 08/01/27 .................. 715 715,028
3.80%, 02/15/28 .................. 970 956,894
3.25%, 02/15/30 .................. 1,552 1,462,463
2.95%, 03/15/31 .................. 795 722,729
5.40%, 02/15/35 .................. 1,070 1,041,512
5.50%, 04/15/36 .................. 1,315 1,275,841
Fertitta Entertainment LLC
(d)
4.63%, 01/15/29 .................. 1,170 1,136,318
6.75%, 01/15/30 .................. 1,750 1,718,484
Flutter Treasury DAC
(d)
6.38%, 04/29/29 .................. 755 764,384
5.88%, 06/04/31 .................. 640 632,947
Fortune Star BVI Ltd., 8.50%, 05/19/28
(e)
... 600 610,145
Full House Resorts, Inc., 8.25%, 02/15/28
(c)(d)
. 470 459,012
Gaia Purchaser, Inc., 7.63%, 07/15/33
(d)
.... 1,135 1,138,555
GENM Capital Labuan Ltd., 3.88%, 04/19/31
(e)
1,200 1,075,701
Genting New York LLC, 7.25%, 10/01/29
(d)
.. 700 715,438
Gohl Capital Holdings Ltd.
(e)(g)(i)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.71%), 7.63% 800 764,000
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.26%), 8.30% 600 567,283
GPS Hospitality Operating Co. LLC, 11.00%,
03/05/31
(d)
..................... 75 67,740
Great Canadian Gaming Corp., 8.75%,
11/15/29
(d)
..................... 640 645,927
Hilton Domestic Operating Co., Inc.
5.88%, 04/01/29
(d)
................. 570 574,297
3.75%, 05/01/29
(d)
................. 780 748,120
4.88%, 01/15/30 .................. 995 982,197
4.00%, 05/01/31
(d)
................. 1,276 1,196,756
5.50%, 09/15/31
(d)
................. 2,215 2,194,574
3.63%, 02/15/32
(d)
................. 1,910 1,728,870
6.13%, 04/01/32
(d)
................. 550 555,301
5.88%, 03/15/33
(d)
................. 1,025 1,024,404
5.75%, 09/15/33
(d)
................. 1,040 1,030,999
5.50%, 03/31/34
(d)
................. 1,200 1,174,832
Hilton Grand Vacations Borrower LLC
(d)
5.00%, 06/01/29 .................. 989 959,517
4.88%, 07/01/31 .................. 585 541,115
6.63%, 01/15/32 .................. 1,055 1,057,846
Hyatt Hotels Corp.
5.05%, 03/30/28 .................. 410 411,505
4.38%, 09/15/28 .................. 895 886,719
5.25%, 06/30/29 .................. 805 811,078
5.75%, 04/23/30 .................. 450 458,217
5.38%, 12/15/31 .................. 695 698,530
5.75%, 03/30/32 .................. 520 529,260
5.50%, 06/30/34 .................. 380 378,641
5.40%, 12/15/35
(c)
................. 510 496,545
Jacobs Entertainment, Inc., 6.75%, 02/15/29
(d)
500 492,532
KFC Holding Co., 4.75%, 06/01/27
(d)
...... 719 716,619
Kingpin Intermediate Holdings LLC, 7.25%,
10/15/32
(c)(d)
.................... 800 649,489
Las Vegas Sands Corp.
5.63%, 06/15/28 .................. 3,065 3,093,705
3.90%, 08/08/29 .................. 1,195 1,151,135
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
6.00%, 08/15/29 .................. USD 640 $ 652,891
6.00%, 06/14/30 .................. 525 534,855
5.30%, 05/15/31 .................. 1,000 986,581
5.65%, 05/18/33 .................. 690 680,449
6.20%, 08/15/34 .................. 605 611,092
Life Time, Inc., 6.00%, 11/15/31
(d)
........ 570 575,038
Light & Wonder International, Inc.
(d)
7.25%, 11/15/29 .................. 612 622,557
7.50%, 09/01/31 .................. 740 762,592
6.25%, 10/01/33 .................. 1,130 1,110,196
Lindblad Expeditions LLC, 7.00%, 09/15/30
(d)
. 760 781,705
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
(d)
.......................... 640 526,032
Marriott International, Inc.
5.00%, 10/15/27 .................. 1,080 1,085,038
Series X, 4.00%, 04/15/28 ............ 593 587,078
5.55%, 10/15/28 .................. 640 650,895
Series AA, 4.65%, 12/01/28 ........... 766 764,935
4.90%, 04/15/29 .................. 1,015 1,018,074
4.88%, 05/15/29 .................. 410 411,099
4.80%, 03/15/30 .................. 215 213,986
Series FF, 4.63%, 06/15/30 ........... 1,795 1,775,359
Series HH, 2.85%, 04/15/31 .......... 870 791,911
4.50%, 10/15/31 .................. 525 512,505
5.10%, 04/15/32 .................. 705 705,184
Series GG, 3.50%, 10/15/32 .......... 1,296 1,179,352
4.50%, 05/01/33 .................. 885 844,494
Series II, 2.75%, 10/15/33 ............ 1,315 1,122,205
5.30%, 05/15/34 .................. 900 890,866
5.35%, 03/15/35 .................. 1,695 1,675,867
5.25%, 10/15/35 .................. 390 381,930
5.50%, 04/15/37 .................. 1,635 1,607,604
5.10%, 05/01/38 .................. 1,210 1,134,806
Marriott Ownership Resorts, Inc.
4.75%, 01/15/28 .................. 375 370,036
4.50%, 06/15/29
(d)
................. 575 554,494
6.50%, 10/01/33
(c)(d)
................ 690 678,670
McDonald's Corp.
3.80%, 04/01/28 .................. 1,397 1,380,360
4.80%, 08/14/28 .................. 1,205 1,209,982
5.00%, 05/17/29 .................. 570 575,234
2.63%, 09/01/29 .................. 1,625 1,531,702
2.13%, 03/01/30 .................. 1,290 1,177,288
4.60%, 05/15/30 .................. 550 547,799
3.60%, 07/01/30 .................. 1,166 1,120,469
4.40%, 02/12/31 .................. 615 605,488
4.60%, 09/09/32 .................. 750 739,499
4.95%, 08/14/33 .................. 1,100 1,096,829
5.20%, 05/17/34 .................. 570 571,741
4.95%, 03/03/35 .................. 730 712,066
4.70%, 12/09/35 .................. 898 860,510
5.00%, 02/13/36 .................. 815 796,998
6.30%, 10/15/37 .................. 980 1,045,585
6.30%, 03/01/38 .................. 796 846,890
5.70%, 02/01/39 .................. 441 445,085
4.88%, 07/15/40 .................. 527 485,094
3.70%, 02/15/42 .................. 485 377,135
3.63%, 05/01/43 .................. 769 578,727
4.60%, 05/26/45 .................. 763 639,378
4.88%, 12/09/45 .................. 2,541 2,199,451
4.45%, 03/01/47 .................. 1,196 965,981
4.45%, 09/01/48 .................. 942 753,528
3.63%, 09/01/49 .................. 1,944 1,348,789
4.20%, 04/01/50 .................. 933 712,587
5.15%, 09/09/52 .................. 925 807,889

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
5.45%, 08/14/53 .................. USD 955 $ 873,680
Meituan
(e)
4.50%, 04/02/28 .................. 1,600 1,589,712
4.63%, 10/02/29 .................. 1,600 1,579,177
3.05%, 10/28/30 .................. 1,600 1,467,994
4.50%, 05/05/31 .................. 800 772,100
4.75%, 11/05/32 .................. 800 768,469
5.13%, 11/05/35 .................. 1,000 947,180
Melco Resorts Finance Ltd.
(d)
5.75%, 07/21/28 .................. 895 886,199
5.38%, 12/04/29 .................. 1,355 1,313,120
7.63%, 04/17/32 .................. 970 989,290
6.50%, 09/24/33
(c)
................. 610 588,190
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(d)
................ 515 402,656
MGM China Holdings Ltd.
(d)
7.13%, 06/26/31
(c)
................. 705 722,651
6.25%, 05/15/33 .................. 800 768,459
MGM Resorts International
4.75%, 10/15/28 .................. 880 871,519
6.13%, 09/15/29 .................. 980 986,220
6.50%, 04/15/32
(c)
................. 900 894,109
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(d)
..................... 800 776,710
Mohegan Tribal Gaming Authority
(d)
8.25%, 04/15/30 .................. 880 915,005
11.88%, 04/15/31 ................. 850 921,305
Motion Bondco DAC, 6.63%, 11/15/27
(c)(d)
... 495 469,190
Motion Finco SARL, 8.38%, 02/15/32
(d)
..... 255 199,953
NCL Corp. Ltd.
(d)
7.75%, 02/15/29 .................. 600 623,014
6.25%, 03/01/30 .................. 410 406,683
5.88%, 01/15/31 .................. 1,650 1,577,819
6.75%, 02/01/32 .................. 2,055 2,014,169
6.25%, 09/15/33 .................. 950 902,778
NCL Finance Ltd., 6.13%, 03/15/28
(d)
...... 585 588,243
Ontario Gaming GTA LP, 8.00%, 08/01/30
(d)
.. 425 425,007
Papa John's International, Inc., 3.88%,
09/15/29
(d)
..................... 435 409,468
Penn Entertainment, Inc.
(d)
4.13%, 07/01/29
(c)
................. 460 438,485
6.75%, 04/01/31 .................. 695 697,055
Pioneer Opco LLC, 7.00%, 05/15/33
(d)
..... 130 131,472
Premier Entertainment Sub LLC
(d)
5.63%, 09/01/29 .................. 730 514,847
5.88%, 09/01/31 .................. 705 449,848
Resorts World Las Vegas LLC
4.63%, 04/16/29
(e)
................. 1,200 1,078,401
8.45%, 07/27/30
(d)
................. 427 421,353
4.63%, 04/06/31
(d)
................. 420 351,267
Rivers Enterprise Borrower LLC
(d)
6.25%, 10/15/30 .................. 715 718,670
6.63%, 02/01/33 .................. 775 779,515
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27 .................. 395 407,422
3.70%, 03/15/28 .................. 571 561,912
5.50%, 04/01/28
(d)
................. 1,755 1,769,092
5.63%, 09/30/31
(d)
................. 875 877,460
6.25%, 03/15/32
(d)
................. 1,770 1,799,866
6.00%, 02/01/33
(d)
................. 2,570 2,589,196
4.75%, 05/15/33 .................. 1,045 1,000,502
5.38%, 01/15/36 .................. 1,580 1,530,074
5.25%, 02/27/38 .................. 1,505 1,413,662
Sabre GLBL, Inc.
(d)
10.75%, 11/15/29 ................. 455 437,937
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
10.75%, 03/15/30 ................. USD 544 $ 521,027
11.13%, 07/15/30 ................. 1,555 1,496,064
Sands China Ltd.
(h)
5.40%, 08/08/28 .................. 2,298 2,310,632
2.85%, 03/08/29 .................. 890 839,365
4.38%, 06/18/30 .................. 735 707,940
3.25%, 08/08/31 .................. 640 578,239
Scientific Games Holdings LP, 6.63%,
03/01/30
(d)
..................... 930 753,229
SeaWorld Parks & Entertainment, Inc., 5.25%,
08/15/29
(d)
..................... 850 827,188
Six Flags Entertainment Corp.
6.50%, 10/01/28 .................. 350 350,193
5.25%, 07/15/29 .................. 511 490,867
7.25%, 05/15/31
(d)
................. 935 916,561
8.63%, 01/15/32
(c)(d)
................ 1,760 1,780,090
6.63%, 05/01/32
(d)
................. 1,005 1,012,037
Sodexo, Inc.
(d)
5.15%, 08/15/30 .................. 200 199,590
2.72%, 04/16/31 .................. 455 409,068
Speedway Motorsports LLC, 4.88%, 11/01/27
(d)
364 362,062
Starbucks Corp.
3.50%, 03/01/28 .................. 802 788,852
4.50%, 05/15/28 .................. 309 308,408
4.00%, 11/15/28 .................. 1,310 1,290,169
3.55%, 08/15/29 .................. 1,493 1,445,463
2.25%, 03/12/30 .................. 1,348 1,230,784
2.55%, 11/15/30 .................. 1,631 1,482,613
4.90%, 02/15/31 .................. 475 475,546
3.00%, 02/14/32 .................. 1,120 1,013,986
4.80%, 02/15/33 .................. 780 763,902
5.00%, 02/15/34 .................. 503 495,057
4.30%, 06/15/45 .................. 490 390,697
3.75%, 12/01/47 .................. 550 393,061
4.50%, 11/15/48 .................. 400 319,867
4.45%, 08/15/49 .................. 1,380 1,090,776
3.35%, 03/12/50 .................. 885 576,163
3.50%, 11/15/50 .................. 2,145 1,430,671
Station Casinos LLC
(d)
4.50%, 02/15/28 .................. 725 713,831
4.63%, 12/01/31 .................. 580 545,983
6.63%, 03/15/32 .................. 635 641,574
Studio City Co. Ltd., 6.13%, 05/15/31
(d)
..... 400 394,543
Studio City Finance Ltd.
(d)
6.50%, 01/15/28 .................. 525 523,546
5.00%, 01/15/29 .................. 1,290 1,229,060
Sunny Express Enterprises Corp.
(e)
3.00%, 10/23/29 .................. 400 380,218
3.13%, 04/23/30 .................. 600 567,891
TKC Holdings, Inc.
(d)
8.50%, 08/15/30 .................. 1,310 1,340,402
12.00%, 02/15/31 ................. 880 922,013
Travel + Leisure Co.
(d)
4.50%, 12/01/29 .................. 645 621,720
4.63%, 03/01/30 .................. 415 399,130
6.25%, 06/01/31 .................. 1,165 1,167,086
6.13%, 09/01/33 .................. 570 559,937
Vail Resorts, Inc.
(d)
5.63%, 07/15/30 .................. 620 618,091
6.50%, 05/15/32 .................. 640 647,897
Viking Cruises Ltd.
(d)
7.00%, 02/15/29 .................. 600 600,898
9.13%, 07/15/31 .................. 715 749,091
5.88%, 10/15/33 .................. 2,030 2,007,975

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(d)
..................... USD 459 $ 458,443
VOC Escrow Ltd., 5.00%, 02/15/28
(d)
...... 725 722,371
Voyager Parent LLC, 9.25%, 07/01/32
(d)
.... 2,137 2,271,030
Wyndham Hotels & Resorts, Inc.
(d)
4.38%, 08/15/28 .................. 600 587,545
5.63%, 03/01/33 .................. 751 730,966
Wynn Macau Ltd.
(d)
5.50%, 10/01/27 .................. 830 826,825
5.63%, 08/26/28 .................. 1,555 1,541,439
5.13%, 12/15/29 .................. 1,190 1,152,145
6.75%, 02/15/34 .................. 1,200 1,177,611
Wynn Resorts Finance LLC
(d)
5.13%, 10/01/29 .................. 862 853,139
7.13%, 02/15/31 .................. 1,103 1,155,923
6.25%, 03/15/33 .................. 950 941,677
Yum! Brands, Inc.
4.75%, 01/15/30
(d)
................. 885 866,245
3.63%, 03/15/31 .................. 1,219 1,125,755
4.63%, 01/31/32 .................. 1,420 1,349,930
5.38%, 04/01/32 .................. 1,125 1,109,557
6.88%, 11/15/37 .................. 385 407,880
5.35%, 11/01/43 .................. 307 282,379
245,561,942
Household Durables — 0.1%
Adams Homes, Inc., 9.25%, 10/15/28
(d)
.... 395 406,685
American Greetings Corp., 8.88%, 01/15/32
(d)
525 516,640
Arcelik A/S, 8.50%, 09/25/28
(e)
.......... 600 618,066
Ashton Woods USA LLC
(d)
4.63%, 08/01/29 .................. 475 456,445
4.63%, 04/01/30 .................. 500 475,100
6.88%, 08/01/33 .................. 585 584,087
Beazer Homes USA, Inc.
7.25%, 10/15/29 .................. 440 445,800
7.50%, 03/15/31
(d)
................. 260 261,296
8.00%, 01/15/32
(d)
................. 470 480,691
Brookfield Residential Properties, Inc.
(d)
6.25%, 09/15/27 .................. 612 612,608
5.00%, 06/15/29 .................. 390 370,186
4.88%, 02/15/30 .................. 605 563,872
CD&R Smokey Buyer, Inc., 9.50%, 10/15/29
(d)
725 363,423
Century Communities, Inc.
(d)
3.88%, 08/15/29 .................. 503 477,226
6.63%, 09/15/33 .................. 595 597,272
DR Horton, Inc.
1.40%, 10/15/27 .................. 515 496,270
4.85%, 10/15/30 .................. 620 617,247
5.00%, 10/15/34 .................. 920 893,335
5.50%, 10/15/35 .................. 730 729,470
Dream Finders Homes, Inc.
(d)
8.25%, 08/15/28 .................. 375 382,292
6.88%, 09/15/30 .................. 360 351,451
Empire Communities Corp., 9.75%, 05/01/29
(d)
490 504,697
FXI Holdings, Inc.
(d)
16.00%, (16.00% Cash or 16.00% PIK),
11/15/29
(f)
..................... 516 105,734
11.00%, 11/15/30
(c)
................ 801 659,045
Installed Building Products, Inc., 5.63%,
02/01/34
(d)
..................... 500 483,974
K. Hovnanian Enterprises, Inc.
(d)
8.00%, 04/01/31 .................. 645 658,174
8.38%, 10/01/33 .................. 540 548,612
KB Home
6.88%, 06/15/27 .................. 295 296,954
Security
Par (000)
Par (000) Value
Household Durables (continued)
4.80%, 11/15/29 .................. USD 384 $ 372,763
7.25%, 07/15/30 .................. 355 360,236
4.00%, 06/15/31 .................. 425 392,400
Leggett & Platt, Inc.
3.50%, 11/15/27 .................. 638 625,628
4.40%, 03/15/29 .................. 1,041 1,012,467
3.50%, 11/15/51 .................. 1,070 631,487
Lennar Corp.
4.75%, 11/29/27 .................. 660 660,592
5.20%, 07/30/30 .................. 785 788,862
LG Electronics, Inc., 5.63%, 04/24/29
(e)
..... 400 406,774
LGI Homes, Inc.
(d)
8.75%, 12/15/28 .................. 545 559,493
4.00%, 07/15/29 .................. 330 305,736
7.00%, 11/15/32
(c)
................. 470 458,642
M/I Homes, Inc.
4.95%, 02/01/28 .................. 405 401,529
3.95%, 02/15/30 .................. 335 315,542
Mattamy Group Corp.
(d)
4.63%, 03/01/30 .................. 660 632,105
6.00%, 12/15/33 .................. 545 520,670
Meritage Homes Corp.
3.88%, 04/15/29
(d)
................. 950 919,199
5.65%, 03/15/35 .................. 465 461,553
Mohawk Industries, Inc.
5.85%, 09/18/28 .................. 800 816,265
3.63%, 05/15/30 .................. 550 524,084
Newell Brands, Inc.
6.38%, 09/15/27 .................. 620 623,997
8.50%, 06/01/28
(d)
................. 1,610 1,680,912
6.63%, 09/15/29 .................. 548 554,694
6.38%, 05/15/30
(c)
................. 910 919,379
6.63%, 05/15/32
(c)
................. 510 515,548
7.38%, 04/01/36
(c)
................. 405 408,598
7.50%, 04/01/46 .................. 1,112 1,031,811
NVR, Inc., 3.00%, 05/15/30 ............ 780 725,624
Panasonic Holdings Corp.
(d)
3.11%, 07/19/29 .................. 385 366,307
5.30%, 07/16/34
(c)
................. 505 502,154
5.36%, 07/08/36 .................. 435 426,471
PulteGroup, Inc.
4.25%, 03/01/31 .................. 600 581,546
7.88%, 06/15/32 .................. 528 598,103
6.38%, 05/15/33 .................. 460 486,276
6.00%, 02/15/35 .................. 588 605,449
4.90%, 03/01/36 .................. 360 343,896
Risewell Homes, Inc.
(d)
9.25%, 10/01/29 .................. 430 436,285
8.50%, 11/01/30 .................. 455 464,612
Sekisui House US, Inc.
3.85%, 01/15/30 .................. 405 383,478
2.50%, 01/15/31 .................. 376 329,162
6.00%, 01/15/43 .................. 525 464,880
3.97%, 08/06/61 .................. 240 150,018
Shea Homes LP
4.75%, 02/15/28 .................. 492 485,139
4.75%, 04/01/29 .................. 350 340,219
Somnigroup International, Inc.
(d)
4.00%, 04/15/29 .................. 855 823,211
3.88%, 10/15/31 .................. 935 852,006
Sony Group Corp.
4.66%, 06/30/31 .................. 805 795,605
5.09%, 06/30/36 .................. 620 604,636
STL Holding Co. LLC, 8.75%, 02/15/29
(d)
... 286 296,337

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables (continued)
Taylor Morrison Communities, Inc.
(d)
5.75%, 01/15/28 .................. USD 585 $ 590,845
5.13%, 08/01/30 .................. 525 523,834
5.75%, 11/15/32 .................. 588 602,521
Toll Brothers Finance Corp.
4.35%, 02/15/28 .................. 700 695,906
3.80%, 11/01/29 .................. 800 771,812
5.60%, 06/15/35 .................. 430 428,489
TRI Pointe Homes, Inc.
5.25%, 06/01/27 .................. 298 297,815
5.70%, 06/15/28 .................. 346 346,206
Vestel Elektronik Sanayi ve Ticaret A/S, 9.75%,
05/15/29
(e)
..................... 600 164,179
Whirlpool Corp.
4.75%, 02/26/29 .................. 1,043 974,442
6.13%, 06/15/30 .................. 785 713,878
2.40%, 05/15/31 .................. 500 368,032
7.50%, 07/01/31
(d)
................. 1,190 1,182,557
4.70%, 05/14/32 .................. 410 319,084
5.50%, 03/01/33 .................. 380 295,792
6.50%, 06/15/33 .................. 1,165 986,977
5.75%, 03/01/34 .................. 315 239,192
7.88%, 07/01/34
(d)
................. 1,300 1,231,138
5.15%, 03/01/43 .................. 320 188,471
4.50%, 06/01/46 .................. 515 289,654
4.60%, 05/15/50 .................. 520 289,178
53,419,034
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 02/01/28 .................. 415 414,300
4.13%, 10/15/30 .................. 537 508,071
4.13%, 04/30/31
(d)
................. 407 379,624
Church & Dwight Co., Inc.
3.15%, 08/01/27 .................. 930 918,580
2.30%, 12/15/31 .................. 775 677,431
5.60%, 11/15/32 .................. 540 556,925
3.95%, 08/01/47 .................. 689 523,095
5.00%, 06/15/52 .................. 795 687,791
Clorox Co. (The)
3.10%, 10/01/27 .................. 609 598,704
3.90%, 05/15/28 .................. 540 532,521
4.40%, 05/01/29 .................. 880 870,049
1.80%, 05/15/30
(c)
................. 1,163 1,036,815
4.70%, 05/15/31 .................. 780 767,247
4.60%, 05/01/32 .................. 390 378,802
4.95%, 05/15/33 .................. 1,170 1,142,652
5.25%, 05/15/36 .................. 865 841,453
Colgate-Palmolive Co.
3.10%, 08/15/27 .................. 725 716,318
4.60%, 03/01/28 .................. 835 839,088
4.20%, 05/01/30 .................. 1,555 1,540,898
3.25%, 08/15/32 .................. 575 532,320
4.60%, 03/01/33 .................. 895 891,219
4.00%, 08/15/45 .................. 620 505,397
3.70%, 08/01/47 .................. 855 637,008
Energizer Holdings, Inc.
(d)
4.75%, 06/15/28 .................. 574 567,991
4.38%, 03/31/29 .................. 960 924,868
6.00%, 09/15/33
(c)
................. 475 451,218
Kimberly-Clark Corp.
1.05%, 09/15/27 .................. 580 560,272
3.95%, 11/01/28 .................. 742 733,621
3.20%, 04/25/29 .................. 998 960,852
3.10%, 03/26/30 .................. 1,283 1,211,987
Security
Par (000)
Par (000) Value
Household Products (continued)
2.00%, 11/02/31 .................. USD 535 $ 466,411
4.50%, 02/16/33 .................. 830 814,930
6.63%, 08/01/37 .................. 997 1,106,510
5.30%, 03/01/41 .................. 405 396,184
3.20%, 07/30/46 .................. 675 458,391
3.90%, 05/04/47 .................. 730 552,221
2.88%, 02/07/50 .................. 693 429,246
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31
(c)(e)
.................... 600 537,565
Kronos Acquisition Holdings, Inc.
(d)
8.25%, 06/30/31 .................. 585 410,425
10.75%, 06/30/32 ................. 380 117,217
Procter & Gamble Co. (The)
2.85%, 08/11/27 .................. 1,115 1,099,308
3.95%, 01/26/28 .................. 695 691,716
4.35%, 01/29/29 .................. 1,325 1,324,578
4.15%, 10/24/29 .................. 530 527,545
3.00%, 03/25/30 .................. 1,995 1,888,281
4.05%, 05/01/30 .................. 1,140 1,121,379
1.20%, 10/29/30 .................. 1,930 1,678,632
1.95%, 04/23/31 .................. 1,286 1,140,565
2.30%, 02/01/32
(c)
................. 562 501,227
4.10%, 11/03/32 .................. 830 802,240
4.05%, 01/26/33 .................. 1,545 1,491,788
4.55%, 01/29/34 .................. 715 700,451
5.80%, 08/15/34 .................. 765 805,233
4.55%, 10/24/34 .................. 560 549,274
4.60%, 05/01/35 .................. 635 618,911
4.35%, 11/03/35 .................. 655 621,515
5.55%, 03/05/37 .................. 1,030 1,073,313
3.55%, 03/25/40 .................. 645 535,453
3.50%, 10/25/47 .................. 525 390,858
3.60%, 03/25/50 .................. 530 392,875
SC Johnson & Son, Inc.
(d)
4.00%, 05/15/43 .................. 265 205,625
4.75%, 10/15/46 .................. 1,970 1,667,335
47,024,319
Independent Power and Renewable Electricity Producers — 0.1%
AES Andes SA
(e)
6.30%, 03/15/29 .................. 600 610,259
6.25%, 03/14/32 .................. 600 616,244
6.25%, 11/14/34 .................. 600 608,072
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.84%), 8.15%,
06/10/55
(g)
.................... 600 629,334
AES Corp. (The)
5.45%, 06/01/28 .................. 1,030 1,038,786
3.95%, 07/15/30
(d)
................. 717 681,800
2.45%, 01/15/31 .................. 905 800,563
5.80%, 03/15/32 .................. 130 130,639
Alexander Funding Trust II, 7.47%, 07/31/28
(d)
709 738,527
Atlantica Sustainable Infrastructure plc, 4.13%,
06/15/28
(d)
..................... 362 355,335
Aydem Yenilenebilir Enerji A/S, 9.88%,
09/30/30
(e)
..................... 600 592,355
Basin Electric Power Cooperative
4.75%, 04/26/47
(c)(d)
................ 763 640,031
5.85%, 10/15/55 .................. 1,020 958,440
Cikarang Listrindo Tbk. PT, 5.65%, 03/12/35
(e)
400 393,620
Clearway Energy Operating LLC
(d)
4.75%, 03/15/28 .................. 896 884,585
3.75%, 02/15/31 .................. 1,408 1,291,782
3.75%, 01/15/32 .................. 465 417,455
5.75%, 01/15/34 .................. 658 634,606

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
Colbun SA
(e)
3.15%, 03/06/30
(c)
................. USD 800 $ 743,953
3.15%, 01/19/32 .................. 400 359,099
5.38%, 09/11/35
(c)
................. 600 590,566
Cometa Energia SA de CV, 6.38%, 04/24/35
(e)
555 565,621
Constellation Energy Generation LLC
3.90%, 01/08/28 .................. 800 793,197
5.60%, 03/01/28 .................. 845 856,259
4.63%, 02/01/29 .................. 1,150 1,140,644
4.55%, 06/01/29 .................. 1,275 1,264,979
4.40%, 01/15/31 .................. 695 677,083
5.00%, 02/01/31 .................. 1,347 1,338,506
3.75%, 03/01/31
(c)
................. 925 874,729
4.80%, 01/15/32 .................. 1,500 1,470,265
5.80%, 03/01/33 .................. 645 662,754
6.13%, 01/15/34 .................. 480 500,675
5.30%, 06/01/36 .................. 1,120 1,087,730
6.25%, 10/01/39 .................. 1,115 1,140,903
5.75%, 10/01/41 .................. 555 545,112
5.60%, 06/15/42 .................. 2,045 1,937,787
6.50%, 10/01/53 .................. 1,340 1,374,473
5.75%, 03/15/54 .................. 1,270 1,189,622
5.88%, 01/15/66 .................. 605 559,900
Emirates Semb Corp. Water & Power Co.
PJSC, 4.45%, 08/01/35
(d)
........... 400 374,519
FIEMEX Energia - Banco Actinver SA Institucion
de Banca Multiple, 7.25%, 01/31/41
(e)
.... 1,832 1,819,457
Oglethorpe Power Corp.
6.19%, 01/01/31
(c)(d)
................ 609 627,348
5.95%, 11/01/39 .................. 485 488,742
5.38%, 11/01/40 .................. 605 574,971
4.50%, 04/01/47 .................. 510 406,537
5.05%, 10/01/48 .................. 751 641,373
3.75%, 08/01/50 .................. 740 506,767
5.25%, 09/01/50 .................. 743 647,481
6.20%, 12/01/53 .................. 690 681,029
5.80%, 06/01/54 .................. 510 475,154
5.90%, 02/01/55 .................. 350 329,611
Pertamina Geothermal Energy PT, 5.15%,
04/27/28
(e)
..................... 400 399,734
PSEG Power LLC
(d)
5.20%, 05/15/30 .................. 360 360,741
5.75%, 05/15/35 .................. 615 613,848
ReNew Wind Energy AP2, 4.50%, 07/14/28
(e)
. 600 580,897
Saavi Energia SARL, 8.88%, 02/10/35
(c)(e)
... 1,400 1,518,094
San Miguel Global Power Holdings Corp.
(e)(g)(i)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 7.73%), 8.75% 1,000 1,011,347
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 6.40%), 8.13% 600 594,777
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 7.45%), 8.95% 600 608,256
Southern Power Co.
Series A, 4.25%, 10/01/30 ............ 605 589,383
4.80%, 06/15/31 .................. 625 617,960
Series B, 4.90%, 10/01/35 ............ 775 736,113
5.15%, 09/15/41 .................. 750 689,796
5.25%, 07/15/43 .................. 1,314 1,184,424
Series F, 4.95%, 12/15/46 ............ 616 527,485
Talen Energy Supply LLC
(d)
6.25%, 02/01/34 .................. 1,880 1,843,900
6.50%, 02/01/36 .................. 1,433 1,414,916
TransAlta Corp.
5.88%, 02/01/34 .................. 475 464,667
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
6.50%, 03/15/40 .................. USD 297 $ 286,321
Tri-State Generation & Transmission
Association, Inc., 6.00%, 06/15/40
(d)
..... 600 586,649
Zorlu Enerji Elektrik Uretim A/S, 11.00%,
04/23/30
(e)
..................... 1,200 893,457
54,792,044
Industrial Conglomerates — 0.1%
3M Co.
2.88%, 10/15/27 .................. 822 806,486
3.63%, 09/14/28 .................. 872 856,215
3.38%, 03/01/29 .................. 1,147 1,110,291
2.38%, 08/26/29 .................. 1,162 1,085,570
4.80%, 03/15/30 .................. 660 659,678
3.05%, 04/15/30 .................. 963 903,432
5.15%, 03/15/35 .................. 580 573,213
5.70%, 03/15/37 .................. 730 743,582
3.88%, 06/15/44 .................. 790 603,834
3.13%, 09/19/46 .................. 850 558,813
3.63%, 10/15/47 .................. 677 477,050
4.00%, 09/14/48 .................. 936 700,439
3.25%, 08/26/49 .................. 1,793 1,165,877
3.70%, 04/15/50 .................. 405 283,949
CITIC Ltd.
(e)
4.00%, 01/11/28 .................. 400 396,309
2.85%, 02/25/30 .................. 800 752,129
3.50%, 02/17/32 .................. 400 375,532
DuPont de Nemours, Inc.
4.73%, 11/15/28
(d)
................. 1,275 1,271,856
4.73%, 11/15/28
(c)
................. 480 479,547
5.32%, 11/15/38 .................. 1,306 1,256,868
5.42%, 11/15/48 .................. 807 727,480
Honeywell International, Inc.
2.70%, 08/15/29 .................. 1,295 1,221,565
1.95%, 06/01/30 .................. 1,225 1,103,020
1.75%, 09/01/31 .................. 1,005 864,523
5.00%, 02/15/33 .................. 1,525 1,527,619
4.50%, 01/15/34 .................. 965 926,031
5.00%, 03/01/35 .................. 1,470 1,443,624
3.81%, 11/21/47 .................. 809 596,031
2.80%, 06/01/50 .................. 977 593,481
5.25%, 03/01/54 .................. 480 438,977
Hutchison Whampoa International 03/33 Ltd.,
7.45%, 11/24/33
(d)
................ 1,780 2,021,248
Mega Advance Investments Ltd., 6.38%,
05/12/41
(d)
..................... 200 213,467
Pentair Finance SARL
4.50%, 07/01/29 .................. 910 898,997
5.90%, 07/15/32 .................. 450 459,802
Siemens Funding BV
(d)
4.35%, 05/26/28 .................. 950 947,589
4.60%, 05/28/30 .................. 1,000 995,276
4.90%, 05/28/32 .................. 1,420 1,421,063
5.20%, 05/28/35 .................. 1,055 1,052,297
5.80%, 05/28/55 .................. 1,475 1,442,277
5.90%, 05/28/65 .................. 215 209,622
34,164,659
Industrial REITs — 0.1%
Americold Realty Operating Partnership LP
5.60%, 05/15/32 .................. 485 481,244
5.41%, 09/12/34 .................. 535 512,312
FIBRA Prologis
(e)
5.50%, 11/26/35 .................. 600 571,987
5.63%, 01/14/38 .................. 600 566,911

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Industrial REITs (continued)
First Industrial LP, 5.25%, 01/15/31 ....... USD 535 $ 534,650
Goodman US Finance Eight LLC, 5.88%,
04/28/46
(d)
..................... 1,150 1,085,713
Goodman US Finance Five LLC, 4.63%,
05/04/32
(d)
..................... 620 596,184
Goodman US Finance Four LLC, 4.50%,
10/15/37
(d)
..................... 40 35,499
Goodman US Finance Seven LLC, 5.25%,
04/28/36
(d)
..................... 790 759,379
Goodman US Finance Six LLC, 5.13%,
10/07/34
(d)
..................... 805 777,427
Lineage OP LP, 5.25%, 07/15/30 ........ 205 204,082
LXP Industrial Trust
2.70%, 09/15/30 .................. 435 395,684
2.38%, 10/01/31 .................. 390 343,051
Prologis LP
3.38%, 12/15/27 .................. 460 453,821
4.88%, 06/15/28 .................. 1,310 1,318,116
3.88%, 09/15/28 .................. 635 625,679
4.00%, 09/15/28 .................. 417 411,871
4.38%, 02/01/29 .................. 710 705,020
2.88%, 11/15/29 .................. 380 358,019
2.25%, 04/15/30 .................. 1,006 917,865
1.75%, 07/01/30 .................. 583 518,276
1.25%, 10/15/30 .................. 946 816,903
4.75%, 01/15/31 .................. 810 806,817
1.75%, 02/01/31 .................. 530 462,219
1.63%, 03/15/31 .................. 630 544,356
4.25%, 06/15/31 .................. 505 490,512
2.25%, 01/15/32 .................. 565 490,945
4.63%, 01/15/33 .................. 745 725,062
4.75%, 06/15/33 .................. 890 868,044
5.13%, 01/15/34 .................. 734 726,280
5.00%, 03/15/34 .................. 970 949,373
5.00%, 01/31/35 .................. 710 690,984
5.25%, 05/15/35 .................. 1,545 1,527,482
4.90%, 06/15/36 .................. 750 717,018
4.38%, 09/15/48 .................. 535 426,535
3.05%, 03/01/50 .................. 652 410,937
3.00%, 04/15/50 .................. 718 448,998
2.13%, 10/15/50 .................. 888 452,216
5.25%, 06/15/53 .................. 1,000 900,890
5.25%, 03/15/54 .................. 720 647,948
Rexford Industrial Realty LP
5.00%, 06/15/28 .................. 720 722,371
2.13%, 12/01/30 .................. 745 656,932
2.15%, 09/01/31 .................. 505 435,923
Trust 2401
(e)
4.87%, 01/15/30 .................. 527 504,174
7.70%, 01/23/32 .................. 498 525,243
7.38%, 02/13/34 .................. 400 421,546
6.95%, 01/30/44 .................. 200 196,760
6.39%, 01/15/50 .................. 530 480,258
29,219,516
Insurance — 1.4%
200 Park Funding Trust, 5.74%, 02/15/55
(d)
.. 1,175 1,104,324
ACE Capital Trust II, 9.70%, 04/01/30 ..... 528 607,097
Acrisure LLC
(d)
8.25%, 02/01/29 .................. 1,080 1,035,378
4.25%, 02/15/29 .................. 770 717,054
8.50%, 06/15/29 .................. 585 558,100
6.00%, 08/01/29 .................. 555 501,182
7.50%, 11/06/30 .................. 1,235 1,195,050
6.75%, 07/01/32 .................. 683 627,792
Security
Par (000)
Par (000) Value
Insurance (continued)
AEGON Funding Co. LLC, 5.63%, 05/07/36 .. USD 615 $ 599,233
Aegon Ltd., 5.50%, 04/11/48
(g)
.......... 375 375,353
Aflac, Inc.
3.60%, 04/01/30 .................. 1,470 1,408,201
5.15%, 05/14/36 .................. 755 738,605
4.00%, 10/15/46 .................. 930 707,615
4.75%, 01/15/49 .................. 845 712,977
AIA Group Ltd.
(d)
5.63%, 10/25/27 .................. 1,185 1,199,332
3.90%, 04/06/28 .................. 798 789,992
3.60%, 04/09/29 .................. 1,243 1,213,331
3.38%, 04/07/30 .................. 1,281 1,225,913
4.95%, 04/04/33
(c)
................. 1,175 1,175,315
5.38%, 04/05/34 .................. 760 760,937
4.95%, 03/30/35 .................. 605 586,896
3.20%, 09/16/40 .................. 2,110 1,571,586
4.88%, 03/11/44 .................. 590 535,265
4.50%, 03/16/46
(c)
................. 665 567,399
5.40%, 09/30/54
(c)
................. 895 811,107
AIG SunAmerica Global Financing X, 6.90%,
03/15/32
(d)
..................... 1,491 1,599,307
Alleghany Corp.
3.63%, 05/15/30 .................. 800 766,275
4.90%, 09/15/44 .................. 870 754,378
3.25%, 08/15/51 .................. 720 454,663
Alliant Holdings Intermediate LLC
(d)
4.25%, 10/15/27 .................. 745 736,421
6.75%, 04/15/28 .................. 1,448 1,455,250
5.88%, 11/01/29 .................. 514 506,601
7.00%, 01/15/31 .................. 1,738 1,764,928
6.50%, 10/01/31 .................. 1,188 1,188,020
7.38%, 10/01/32 .................. 795 799,742
Allianz SE
(d)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.23%), 6.35%,
09/06/53 ..................... 1,145 1,177,589
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.77%), 5.60%,
09/03/54 ..................... 1,155 1,140,734
Allstate Corp. (The)
5.05%, 06/24/29 .................. 1,025 1,033,329
1.45%, 12/15/30 .................. 1,165 1,006,775
5.25%, 03/30/33 .................. 755 757,819
5.35%, 06/01/33 .................. 563 566,868
5.55%, 05/09/35 .................. 1,567 1,580,297
5.95%, 04/01/36 .................. 575 594,579
4.50%, 06/15/43 .................. 718 598,605
4.20%, 12/15/46 .................. 913 709,804
3.85%, 08/10/49 .................. 845 607,844
6.50%, 05/15/57
(g)
................. 544 551,367
American Financial Group, Inc.
5.00%, 09/23/35 .................. 405 383,936
4.50%, 06/15/47 .................. 949 749,227
American International Group, Inc.
4.85%, 05/07/30 .................. 150 149,822
3.40%, 06/30/30 .................. 1,300 1,227,974
5.13%, 03/27/33 .................. 1,325 1,315,084
3.88%, 01/15/35 .................. 620 558,026
5.45%, 05/07/35 .................. 660 659,978
4.50%, 07/16/44 .................. 1,130 945,954
4.80%, 07/10/45 .................. 300 258,347
4.75%, 04/01/48 .................. 1,589 1,336,747
Series A-9, (3-mo. SOFR USD + 3.13%),
5.75%, 04/01/48
(g)
............... 125 125,386
4.38%, 06/30/50 .................. 1,075 848,279

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
American National Global Funding
(d)
4.63%, 12/15/28 .................. USD 785 $ 775,679
5.00%, 06/22/29 .................. 675 669,684
5.55%, 01/28/30 .................. 550 552,707
5.25%, 06/03/30 .................. 705 699,717
4.88%, 01/23/31 .................. 660 642,675
American National Group, Inc.
5.75%, 10/01/29 .................. 535 541,727
6.14%, 06/13/32
(d)
................. 205 209,213
6.00%, 07/15/35 .................. 915 893,027
Americo Life, Inc., 3.45%, 04/15/31
(c)(d)
..... 645 575,618
AmFam Holdings, Inc.
(d)
2.81%, 03/11/31 .................. 655 574,858
3.83%, 03/11/51 .................. 595 400,692
AmWINS Group, Inc.
(d)
6.38%, 02/15/29 .................. 940 945,026
4.88%, 06/30/29 .................. 850 818,668
Amynta Agency Borrower, Inc., 7.50%,
07/15/33
(d)
..................... 520 507,841
Aon Corp.
4.50%, 12/15/28 .................. 621 618,022
3.75%, 05/02/29 .................. 1,434 1,394,569
2.80%, 05/15/30 .................. 1,373 1,271,576
2.05%, 08/23/31 .................. 665 576,639
2.60%, 12/02/31 .................. 505 446,380
5.00%, 09/12/32 .................. 500 495,940
5.35%, 02/28/33 .................. 1,071 1,075,982
6.25%, 09/30/40 .................. 505 530,370
2.90%, 08/23/51 .................. 980 572,800
3.90%, 02/28/52 .................. 1,325 928,575
Aon Global Ltd.
4.60%, 06/14/44 .................. 750 623,715
4.75%, 05/15/45 .................. 1,372 1,152,365
Aon North America, Inc.
5.15%, 03/01/29 .................. 1,075 1,084,013
5.30%, 03/01/31 .................. 840 848,801
5.45%, 03/01/34 .................. 2,250 2,253,602
5.75%, 03/01/54 .................. 1,970 1,830,564
APH Somerset Investor 2 LLC, 7.88%,
11/01/29
(d)
..................... 770 780,222
Arch Capital Group Ltd.
7.35%, 05/01/34 .................. 853 954,225
5.25%, 06/15/36 .................. 320 312,746
3.64%, 06/30/50 .................. 1,161 805,548
5.95%, 06/15/56 .................. 655 631,235
Ardonagh Finco Ltd., 7.75%, 02/15/31
(d)
.... 1,641 1,665,163
Ardonagh Group Finance Ltd., 8.88%,
02/15/32
(d)
..................... 1,920 1,911,850
Argentum Netherlands BV for Swiss Re Ltd.,
5.63%, 08/15/52
(e)(g)
............... 1,220 1,221,884
Arthur J Gallagher & Co.
4.60%, 12/15/27 .................. 765 765,112
4.85%, 12/15/29 .................. 1,245 1,245,433
2.40%, 11/09/31 .................. 855 747,998
5.00%, 02/15/32 .................. 555 550,265
5.50%, 03/02/33 .................. 495 498,446
6.50%, 02/15/34 .................. 900 953,526
5.45%, 07/15/34 .................. 485 483,185
5.15%, 02/15/35 .................. 2,065 2,011,040
3.50%, 05/20/51 .................. 1,715 1,125,759
3.05%, 03/09/52 .................. 1,280 758,550
5.75%, 03/02/53 .................. 777 714,851
6.75%, 02/15/54 .................. 665 697,665
5.75%, 07/15/54 .................. 620 575,056
5.55%, 02/15/55 .................. 1,135 1,021,390
Security
Par (000)
Par (000) Value
Insurance (continued)
Ascot Group Ltd.
4.25%, 12/15/30
(d)
................. USD 805 $ 755,163
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.38%), 6.35%,
06/15/35
(e)(g)
................... 230 229,185
Aspen Insurance Holdings Ltd., 5.75%,
07/01/30 ...................... 350 356,395
Assurant, Inc.
4.90%, 03/27/28 .................. 512 511,834
3.70%, 02/22/30 .................. 561 533,710
2.65%, 01/15/32 .................. 430 373,768
5.55%, 02/15/36 .................. 385 376,291
7.00%, 03/27/48
(g)
................. 411 417,534
Assured Guaranty Municipal Holdings, Inc.,
6.40%, 12/15/66
(c)(d)(g)
.............. 371 354,580
Assured Guaranty US Holdings, Inc.
6.13%, 09/15/28 .................. 510 522,961
3.15%, 06/15/31 .................. 725 666,163
3.60%, 09/15/51 .................. 838 557,349
Asurion LLC
(d)
8.00%, 12/31/32 .................. 3,848 3,891,320
8.38%, 02/01/34 .................. 4,150 3,782,051
Athene Global Funding
(d)
2.45%, 08/20/27 .................. 250 243,307
2.50%, 03/24/28 .................. 615 590,069
4.83%, 05/09/28 .................. 610 608,448
1.99%, 08/19/28 .................. 1,270 1,193,511
2.72%, 01/07/29 .................. 620 584,325
5.58%, 01/09/29 .................. 1,180 1,190,010
5.13%, 06/01/29 .................. 325 324,548
4.72%, 10/08/29 .................. 550 540,993
5.38%, 01/07/30 .................. 675 672,829
5.03%, 07/17/30 .................. 755 744,400
2.55%, 11/19/30 .................. 1,025 909,981
2.67%, 06/07/31 .................. 890 782,020
5.53%, 07/11/31 .................. 685 682,934
2.65%, 10/04/31 .................. 585 507,759
5.32%, 11/13/31 .................. 705 694,722
5.54%, 08/22/35
(c)
................. 815 791,394
Athene Holding Ltd.
4.13%, 01/12/28 .................. 1,226 1,212,390
6.15%, 04/03/30 .................. 1,030 1,059,985
3.50%, 01/15/31 .................. 482 447,143
6.65%, 02/01/33
(c)
................. 595 620,183
5.88%, 01/15/34 .................. 1,325 1,321,240
3.95%, 05/25/51 .................. 1,100 720,959
3.45%, 05/15/52 .................. 656 387,389
6.25%, 04/01/54 .................. 1,170 1,044,848
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.61%), 6.63%,
10/15/54
(g)
.................... 605 569,723
6.63%, 05/19/55
(c)
................. 1,250 1,171,377
AXIS Specialty Finance LLC
3.90%, 07/15/29 .................. 1,066 1,035,926
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.19%), 4.90%,
01/15/40
(g)
.................... 241 235,764
AXIS Specialty Finance plc, 4.00%, 12/06/27 . 720 712,966
Baldwin Insurance Group Holdings LLC, 7.13%,
05/15/31
(d)
..................... 685 691,227
Beacon Funding Trust, 6.27%, 08/15/54
(d)
... 900 874,855
Beazley Insurance DAC, 5.50%, 09/10/29
(e)
.. 400 402,412
Belrose Funding Trust II, 6.79%, 05/15/55
(d)
.. 855 844,625
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 .................. 844 767,552

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
1.45%, 10/15/30 .................. USD 1,225 $ 1,080,556
2.88%, 03/15/32 .................. 1,235 1,128,298
5.75%, 01/15/40 .................. 1,103 1,149,454
4.40%, 05/15/42 .................. 1,048 898,354
4.30%, 05/15/43 .................. 805 681,889
4.20%, 08/15/48 .................. 2,701 2,103,470
4.25%, 01/15/49 .................. 2,390 1,873,819
2.85%, 10/15/50 .................. 2,013 1,209,637
2.50%, 01/15/51 .................. 1,142 634,976
3.85%, 03/15/52 .................. 3,145 2,263,914
Brighthouse Financial Global Funding
(d)
2.00%, 06/28/28
(c)
................. 545 513,105
5.65%, 06/10/29 .................. 535 537,899
Brighthouse Financial, Inc.
5.63%, 05/15/30
(c)
................. 690 694,227
4.70%, 06/22/47 .................. 1,026 679,110
3.85%, 12/22/51 .................. 395 214,807
Broadstreet Partners Group LLC, 5.88%,
04/15/29
(d)
..................... 805 787,615
Brown & Brown, Inc.
4.70%, 06/23/28 .................. 2,900 2,893,786
4.50%, 03/15/29 .................. 412 406,547
4.90%, 06/23/30 .................. 1,100 1,090,261
2.38%, 03/15/31 .................. 1,150 1,013,661
4.20%, 03/17/32 .................. 590 554,138
5.25%, 06/23/32 .................. 775 765,607
5.65%, 06/11/34 .................. 720 715,420
5.55%, 06/23/35 .................. 1,250 1,226,377
4.95%, 03/17/52 .................. 770 622,056
6.25%, 06/23/55 .................. 1,875 1,811,622
Cathaylife Singapore Pte. Ltd.
(e)
5.95%, 07/05/34 .................. 600 613,477
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.30%,
09/05/39
(g)
.................... 400 389,917
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.28%), 5.50%,
04/29/41
(g)
.................... 600 579,292
China Life Insurance Overseas Co. Ltd.,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.23%), 5.35%,
08/15/33
(e)(g)
.................... 2,600 2,631,876
China Taiping Insurance Holdings Co. Ltd.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.07%),
6.40%
(e)(g)(i)
.................... 2,200 2,254,784
Chubb INA Holdings LLC
4.65%, 08/15/29 .................. 845 843,332
1.38%, 09/15/30 .................. 1,179 1,026,751
5.00%, 03/15/34 .................. 1,890 1,864,033
4.90%, 08/15/35 .................. 1,525 1,472,979
6.70%, 05/15/36 .................. 465 508,185
5.30%, 05/20/36 .................. 1,535 1,520,629
6.00%, 05/11/37 .................. 1,094 1,139,942
Series 1, 6.50%, 05/15/38 ............ 745 811,714
4.15%, 03/13/43 .................. 905 739,869
4.35%, 11/03/45 .................. 1,590 1,305,120
2.85%, 12/15/51 .................. 1,065 641,943
3.05%, 12/15/61 .................. 2,358 1,351,044
Cincinnati Financial Corp.
6.92%, 05/15/28 .................. 195 202,517
6.13%, 11/01/34 .................. 738 761,229
CNA Financial Corp.
3.45%, 08/15/27 .................. 535 529,209
3.90%, 05/01/29 .................. 720 701,140
Security
Par (000)
Par (000) Value
Insurance (continued)
2.05%, 08/15/30 .................. USD 640 $ 570,221
5.50%, 06/15/33 .................. 745 746,639
5.13%, 02/15/34 .................. 810 789,015
5.20%, 08/15/35 .................. 510 491,479
CNO Financial Group, Inc.
5.25%, 05/30/29 .................. 874 874,984
6.45%, 06/15/34 .................. 925 949,763
CNO Global Funding
(d)
4.88%, 12/10/27 .................. 240 239,768
4.38%, 09/08/28 .................. 1,090 1,075,953
2.65%, 01/06/29 .................. 490 462,906
4.95%, 09/09/29 .................. 715 711,777
4.70%, 12/11/30 .................. 510 497,163
5.20%, 06/11/31 .................. 370 366,955
Constellation Global Funding, 5.70%,
08/05/31
(d)
..................... 355 353,936
Constellation Insurance, Inc.
(d)
6.80%, 01/24/30 .................. 290 287,804
6.63%, 05/01/31 .................. 260 255,184
Convex Group Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.36%), 6.50%, 01/21/46
(e)(g)
.......... 200 195,484
Corebridge Global Funding
(d)
4.65%, 08/20/27
(c)
................. 370 370,259
4.90%, 01/07/28 .................. 75 75,211
4.25%, 08/21/28 .................. 355 350,764
5.90%, 09/19/28 .................. 815 831,384
5.20%, 01/12/29 .................. 855 859,702
4.80%, 05/29/29 .................. 1,640 1,634,005
5.20%, 06/24/29 .................. 520 523,173
4.90%, 12/03/29 .................. 880 875,849
4.85%, 06/06/30 .................. 775 767,586
4.45%, 10/02/30 .................. 830 808,106
4.55%, 01/09/31 .................. 560 546,873
4.90%, 08/21/32 .................. 375 365,691
CRC Insurance Group LLC, 7.13%, 06/01/31
(d)
3,700 3,694,982
Dai-ichi Life Insurance Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.52%), 6.20%
(d)(g)(i)
......... 1,000 1,007,367
DaVinciRe Holdings Ltd., 5.95%, 04/15/35
(d)
.. 400 404,500
Doctors Co. An Interinsurance Exchange (The),
4.50%, 01/18/32
(d)
................ 400 365,895
E.ON International Finance BV, 6.65%,
04/30/38
(d)
..................... 825 890,265
Empower Finance 2020 LP
(d)
1.36%, 09/17/27 .................. 575 553,545
1.78%, 03/17/31 .................. 1,117 964,370
3.08%, 09/17/51 .................. 910 556,154
Enstar Group Ltd.
4.95%, 06/01/29 .................. 927 921,008
3.10%, 09/01/31 .................. 680 600,822
(1-day SOFR + 2.54%), 6.69%, 07/15/37
(d)(g)
145 141,679
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.19%), 7.50%,
04/01/45
(d)(g)
................... 75 77,877
Equitable America Global Funding
(d)
4.65%, 06/09/28 .................. 1,040 1,036,714
4.95%, 06/09/30 .................. 580 574,988
Equitable Financial Life Global Funding
(d)
1.40%, 08/27/27 .................. 235 226,962
4.88%, 11/19/27 .................. 535 535,599
5.45%, 03/03/28 .................. 1,020 1,028,643
1.80%, 03/08/28 .................. 792 755,430
5.00%, 03/27/30 .................. 505 502,679
1.75%, 11/15/30 .................. 1,022 887,032

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44 .................. USD 510 $ 431,931
3.50%, 10/15/50 .................. 1,260 817,049
3.13%, 10/15/52 .................. 1,609 951,053
F&G Annuities & Life, Inc.
7.40%, 01/13/28 .................. 180 184,411
6.50%, 06/04/29 .................. 765 780,012
6.25%, 10/04/34
(c)
................. 710 686,283
F&G Global Funding
(d)
4.65%, 09/08/28 .................. 725 716,029
2.00%, 09/20/28 .................. 826 770,713
4.50%, 01/09/29 .................. 760 746,960
5.88%, 01/16/30
(c)
................. 320 321,273
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 .................. 695 695,138
4.63%, 04/29/30 .................. 336 331,310
3.38%, 03/03/31 .................. 500 462,926
5.63%, 08/16/32 .................. 920 931,932
6.00%, 12/07/33 .................. 585 601,053
5.75%, 05/20/35 .................. 500 501,228
6.35%, 03/22/54 .................. 935 903,269
6.10%, 03/15/55 .................. 690 645,415
6.20%, 06/08/56
(d)
................. 430 407,136
Farmers Exchange Capital, 7.05%, 07/15/28
(d)
550 566,874
Farmers Exchange Capital II, (3-mo. CME Term
SOFR + 4.01%), 6.15%, 11/01/53
(d)(g)
.... 345 337,442
Farmers Exchange Capital III, (3-mo. CME
Term SOFR + 3.72%), 5.45%, 10/15/54
(d)(g)
. 515 478,121
Farmers Insurance Exchange
(d)(g)
4.75%, 11/01/57 .................. 425 364,206
(10-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.86%), 7.00%,
10/15/64 ..................... 35 35,049
Fidelity National Financial, Inc.
4.50%, 08/15/28 .................. 231 229,408
3.40%, 06/15/30 .................. 1,030 961,673
2.45%, 03/15/31 .................. 883 777,496
3.20%, 09/17/51 .................. 756 452,874
First American Financial Corp.
4.00%, 05/15/30 .................. 1,255 1,200,615
2.40%, 08/15/31 .................. 940 812,667
5.45%, 09/30/34 .................. 700 678,661
Five Corners Funding Trust II, 2.85%,
05/15/30
(d)
..................... 2,707 2,501,174
Five Corners Funding Trust III, 5.79%,
02/15/33
(d)
..................... 1,350 1,377,523
Five Corners Funding Trust IV, 6.00%,
02/15/53
(c)(d)
.................... 720 698,180
Fortitude Global Funding
(d)
4.63%, 10/06/28 .................. 605 598,086
5.50%, 06/12/31 .................. 370 368,189
Fortitude Group Holdings LLC, 6.25%,
04/01/30
(d)
..................... 950 966,940
Fubon Life Singapore Pte. Ltd., 5.45%,
12/10/35
(e)
..................... 800 775,227
FWD Group Holdings Ltd.
5.25%, 09/22/30
(c)(d)
................ 600 594,248
7.64%, 07/02/31
(e)
................. 800 863,818
7.78%, 12/06/33
(e)
................. 400 446,877
GA Global Funding Trust
(d)
4.40%, 09/23/27 .................. 450 448,118
1.95%, 09/15/28 .................. 645 605,155
5.50%, 01/08/29 .................. 660 665,153
5.40%, 01/13/30 .................. 715 712,792
4.50%, 09/18/30 .................. 600 576,167
Security
Par (000)
Par (000) Value
Insurance (continued)
5.50%, 07/17/31 .................. USD 235 $ 233,416
5.20%, 12/09/31 .................. 180 175,875
2.90%, 01/06/32 .................. 930 810,178
5.50%, 04/01/32 .................. 450 443,342
5.90%, 01/13/35 .................. 650 646,389
Genworth Holdings, Inc., 6.50%, 06/15/34 ... 307 306,955
Global Atlantic Fin Co.
(d)
4.40%, 10/15/29 .................. 1,030 993,888
3.13%, 06/15/31 .................. 1,130 1,002,529
7.95%, 06/15/33
(c)
................. 954 1,030,961
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.80%), 4.70%,
10/15/51
(g)
.................... 1 874
6.75%, 03/15/54
(c)
................. 945 869,825
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.55%), 7.25%,
03/01/56
(g)
.................... 608 582,837
Globe Life, Inc.
4.55%, 09/15/28 .................. 1,107 1,102,685
2.15%, 08/15/30 .................. 825 740,157
4.80%, 06/15/32 .................. 510 498,652
5.85%, 09/15/34 .................. 650 659,182
Grand River Funding Trust I, 6.31%, 02/15/36
(d)
575 563,322
Grand River Funding Trust II, 7.28%, 02/15/56
(d)
705 696,938
Great Eastern Life Assurance Co. Ltd. (The),
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 0.70%), 5.40%
(e)(g)(i)
... 600 594,660
Great-West Lifeco Finance 2018 LP
(d)
4.05%, 05/17/28 .................. 460 454,354
4.58%, 05/17/48 .................. 545 442,626
Great-West Lifeco Finance Delaware LP,
4.15%, 06/03/47
(d)
................ 759 577,335
Guardian Life Global Funding
(d)
5.55%, 10/28/27 .................. 455 460,495
1.25%, 11/19/27 .................. 200 192,077
4.07%, 09/05/28 .................. 390 385,344
1.63%, 09/16/28 .................. 548 515,004
5.74%, 10/02/28 .................. 465 474,992
4.75%, 07/16/29 .................. 765 762,977
4.18%, 09/26/29 .................. 870 853,409
4.80%, 04/28/30 .................. 910 904,347
4.33%, 10/06/30 .................. 480 467,794
4.40%, 12/11/30 .................. 765 748,114
4.81%, 06/01/31 .................. 420 415,469
4.67%, 09/05/32 .................. 265 258,351
4.92%, 04/30/33 .................. 735 721,693
Guardian Life Insurance Co. of America (The)
(d)
4.88%, 06/19/64 .................. 368 295,538
3.70%, 01/22/70 .................. 491 305,032
4.85%, 01/24/77 .................. 840 660,968
Hanover Insurance Group, Inc. (The)
2.50%, 09/01/30 .................. 745 673,913
5.50%, 09/01/35 .................. 420 413,844
Hanwha Life Insurance Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.29%), 6.30%, 06/24/55
(e)(g)
... 1,200 1,225,927
Hartford Insurance Group, Inc. (The)
2.80%, 08/19/29 .................. 1,000 942,796
5.95%, 10/15/36 .................. 465 477,191
6.10%, 10/01/41 .................. 227 231,944
4.30%, 04/15/43 .................. 907 742,673
4.40%, 03/15/48 .................. 675 538,702
3.60%, 08/19/49 .................. 1,255 867,781
2.90%, 09/15/51 .................. 755 448,813
High Street Funding Trust II, 4.68%, 02/15/48
(d)
370 299,570

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Horace Mann Educators Corp.
7.25%, 09/15/28 .................. USD 195 $ 203,314
4.70%, 10/01/30 .................. 480 471,342
Howden UK Refinance plc
(d)
7.25%, 02/15/31 .................. 1,170 1,159,130
8.13%, 02/15/32 .................. 1,560 1,450,562
HUB International Ltd.
(d)
5.63%, 12/01/29 .................. 625 624,403
7.25%, 06/15/30 .................. 3,860 3,977,297
7.38%, 01/31/32 .................. 2,257 2,307,330
Intact Financial Corp., 5.46%, 09/22/32
(d)
... 655 665,199
Jackson National Life Global Funding
(d)
5.25%, 04/12/28 .................. 320 320,990
4.80%, 04/09/29 .................. 105 104,448
3.05%, 06/21/29
(c)
................. 270 254,471
5.35%, 01/13/30 .................. 540 540,566
4.55%, 09/09/30 .................. 445 432,793
5.25%, 06/16/31 .................. 710 705,029
Jones Deslauriers Insurance Management,
Inc.
(d)
8.50%, 03/15/30 .................. 745 770,037
6.88%, 10/01/33
(c)
................. 520 490,675
Kemper Corp.
2.40%, 09/30/30 .................. 725 631,168
3.80%, 02/23/32 .................. 601 535,879
La Mondiale SAM, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.24%), 4.80%, 01/18/48
(e)(g)
.......... 200 197,722
Liberty Mutual Group, Inc.
(d)
4.57%, 02/01/29 .................. 1,520 1,506,119
5.25%, 05/01/36 .................. 1,055 1,019,959
7.80%, 03/15/37 .................. 440 473,088
4.85%, 08/01/44 .................. 235 196,867
3.95%, 10/15/50 .................. 2,085 1,477,160
5.50%, 06/15/52 .................. 1,612 1,441,838
3.95%, 05/15/60 .................. 885 588,127
4.30%, 02/01/61
(c)
................. 970 593,939
Lincoln Financial Global Funding
(d)
4.63%, 05/28/28 .................. 715 712,384
4.20%, 01/12/29 .................. 455 446,768
5.30%, 01/13/30 .................. 310 311,289
4.63%, 08/18/30 .................. 275 269,384
4.95%, 05/21/31 .................. 780 769,145
Lincoln National Corp.
3.80%, 03/01/28 .................. 812 800,451
3.05%, 01/15/30 .................. 978 917,343
2.33%, 08/15/30 .................. 850 764,818
3.40%, 01/15/31 .................. 625 581,945
3.40%, 03/01/32 .................. 705 637,984
5.85%, 03/15/34 .................. 595 598,126
5.35%, 11/15/35
(c)
................. 555 535,456
6.30%, 10/09/37 .................. 430 442,208
7.00%, 06/15/40 .................. 684 729,993
4.35%, 03/01/48 .................. 237 175,712
Loews Corp.
3.20%, 05/15/30 .................. 865 814,679
6.00%, 02/01/35 .................. 455 471,948
4.94%, 04/01/36 .................. 485 462,980
4.13%, 05/15/43 .................. 762 613,229
Manulife Financial Corp.
3.70%, 03/16/32 .................. 920 864,259
4.99%, 12/11/35 .................. 635 612,129
5.38%, 03/04/46 .................. 1,021 946,044
Markel Group, Inc.
3.50%, 11/01/27 .................. 460 453,221
Security
Par (000)
Par (000) Value
Insurance (continued)
3.35%, 09/17/29 .................. USD 870 $ 830,913
5.00%, 04/05/46 .................. 564 484,596
4.30%, 11/01/47 .................. 285 218,655
5.00%, 05/20/49 .................. 685 574,824
4.15%, 09/17/50 .................. 631 462,651
3.45%, 05/07/52 .................. 765 491,302
6.00%, 05/16/54 .................. 770 733,444
Marsh & McLennan Cos., Inc.
4.55%, 11/08/27 .................. 1,075 1,074,825
4.38%, 03/15/29 .................. 1,997 1,980,552
4.65%, 03/15/30 .................. 1,415 1,405,505
2.25%, 11/15/30 .................. 1,171 1,051,881
4.85%, 11/15/31 .................. 1,810 1,794,470
2.38%, 12/15/31 .................. 555 486,881
5.75%, 11/01/32 .................. 420 433,469
5.88%, 08/01/33 .................. 460 476,706
5.40%, 09/15/33 .................. 530 535,561
5.15%, 03/15/34 .................. 505 499,934
5.00%, 03/15/35 .................. 2,775 2,698,068
4.95%, 03/15/36 .................. 800 770,883
4.75%, 03/15/39 .................. 945 869,260
5.35%, 11/15/44 .................. 680 628,007
4.35%, 01/30/47 .................. 681 540,371
4.20%, 03/01/48 .................. 740 570,504
4.90%, 03/15/49 .................. 1,629 1,383,207
2.90%, 12/15/51 .................. 520 308,556
6.25%, 11/01/52 .................. 725 733,024
5.45%, 03/15/53 .................. 625 567,754
5.70%, 09/15/53 .................. 1,045 981,968
5.45%, 03/15/54 .................. 420 381,407
5.40%, 03/15/55 .................. 2,090 1,881,051
Massachusetts Mutual Life Insurance Co.
(d)
3.38%, 04/15/50 .................. 800 516,125
5.67%, 12/01/52 .................. 565 518,369
5.95%, 06/01/56 .................. 645 606,722
3.20%, 12/01/61 .................. 737 419,245
5.08%, 02/15/69
(g)
................. 955 821,487
3.73%, 10/15/70 .................. 893 539,306
4.90%, 04/01/77 .................. 624 470,266
MassMutual Global Funding II
(d)
4.30%, 10/22/27 .................. 340 339,483
5.05%, 12/07/27 .................. 1,075 1,083,127
4.45%, 03/27/28 .................. 400 399,227
5.05%, 06/14/28
(c)
................. 585 589,550
4.85%, 01/17/29 .................. 605 606,214
4.00%, 01/22/29 .................. 400 392,995
5.15%, 05/30/29 .................. 805 812,419
4.95%, 01/10/30 .................. 600 600,074
4.55%, 05/07/30 .................. 420 414,212
1.55%, 10/09/30 .................. 170 148,110
2.15%, 03/09/31 .................. 270 238,286
4.70%, 04/01/31
(c)
................. 400 395,057
4.35%, 09/17/31 .................. 780 753,412
5.05%, 08/26/35 .................. 400 387,856
MBIA, Inc., 5.70%, 12/01/34
(c)
.......... 300 294,946
Meiji Yasuda Life Insurance Co.
(d)(g)
(5-Year USD Swap Rate + 3.15%), 5.10%,
04/26/48 ..................... 60 59,951
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.03%), 5.80%,
09/11/54 ..................... 1,435 1,406,612
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.91%), 6.10%,
06/11/55 ..................... 2,000 1,995,000
Mercury General Corp., 6.25%, 06/15/36 ... 325 323,470

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Met Tower Global Funding
(d)
4.00%, 10/01/27 .................. USD 615 $ 611,336
4.80%, 01/14/28 .................. 450 451,198
4.00%, 01/14/29 .................. 1,005 987,432
5.25%, 04/12/29 .................. 575 581,955
4.20%, 09/16/30 .................. 300 291,112
MetLife Capital Trust IV, 7.88%, 12/15/37
(d)
.. 378 411,334
MetLife, Inc.
(h)
4.55%, 03/23/30 .................. 1,600 1,589,513
6.50%, 12/15/32 .................. 1,035 1,114,084
5.38%, 07/15/33 .................. 940 953,656
6.38%, 06/15/34 .................. 1,205 1,283,006
5.30%, 12/15/34
(c)
................. 870 868,978
5.70%, 06/15/35 .................. 1,360 1,387,306
6.40%, 12/15/36 .................. 1,912 1,928,960
9.25%, 04/08/38
(d)
................. 390 450,394
10.75%, 08/01/39
(g)
................ 370 467,471
5.88%, 02/06/41 .................. 855 859,188
4.13%, 08/13/42 .................. 1,200 972,722
4.88%, 11/13/43 .................. 1,255 1,110,366
4.72%, 12/15/44 .................. 985 837,495
4.05%, 03/01/45 .................. 1,239 969,988
4.60%, 05/13/46 .................. 1,122 937,865
5.00%, 07/15/52 .................. 1,140 977,293
5.25%, 01/15/54 .................. 1,155 1,028,559
Series G, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.08%),
6.35%, 03/15/55
(g)
............... 1,140 1,155,943
Metropolitan Life Global Funding I
(d)
3.00%, 09/19/27 .................. 660 649,060
5.05%, 01/06/28
(c)
................. 635 638,813
4.25%, 04/13/28 .................. 600 596,236
4.15%, 08/25/28 .................. 350 346,430
5.40%, 09/12/28 .................. 510 517,278
4.85%, 01/08/29 .................. 865 867,693
3.30%, 03/21/29 .................. 470 452,909
3.05%, 06/17/29 .................. 368 350,992
4.30%, 08/25/29 .................. 447 440,357
4.90%, 01/09/30 .................. 525 523,852
2.95%, 04/09/30 .................. 1,580 1,474,043
1.55%, 01/07/31 .................. 385 333,133
4.35%, 01/12/31
(c)
................. 300 292,783
2.40%, 01/11/32
(c)
................. 605 528,239
5.15%, 03/28/33 .................. 880 874,294
5.05%, 01/08/34 .................. 745 734,164
Muenchener Rueckversicherungs-Gesellschaft
AG, (5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.98%), 5.88%,
05/23/42
(d)(g)
.................... 1,040 1,053,522
Mutual of Omaha Cos. Global Funding
(d)
4.51%, 06/09/28 .................. 480 477,072
5.45%, 12/12/28 .................. 975 986,657
4.75%, 10/15/29 .................. 455 451,868
5.00%, 04/01/30 .................. 655 654,708
4.55%, 01/13/31 .................. 770 752,292
Mutual of Omaha Insurance Co., (10-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.95%), 6.14%, 01/16/64
(d)(g)
... 365 361,941
Nanshan Life Pte. Ltd.
(e)
5.45%, 09/11/34 .................. 800 761,816
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.85%), 5.88%,
03/17/41
(g)
.................... 800 770,282
Nassau Cos. of New York (The), 7.88%,
07/15/30
(d)
..................... 605 569,259
Security
Par (000)
Par (000) Value
Insurance (continued)
National Life Insurance Co., 5.25%, 07/19/68
(d)
(g)
.......................... USD 65 $ 51,036
Nationwide Financial Services, Inc.
6.75%, 05/15/37 .................. 430 424,534
5.30%, 11/18/44
(d)
................. 613 538,421
3.90%, 11/30/49
(d)
................. 1,940 1,386,846
Nationwide Mutual Insurance Co.
(d)
8.25%, 12/01/31 .................. 590 661,944
7.88%, 04/01/33 .................. 260 285,864
9.38%, 08/15/39 .................. 725 912,644
4.95%, 04/22/44 .................. 383 320,128
4.35%, 04/30/50 .................. 1,400 1,024,220
New York Life Global Funding
(d)
3.90%, 10/01/27 .................. 580 575,782
4.40%, 12/13/27
(c)
................. 130 129,894
4.85%, 01/09/28 .................. 915 918,656
3.00%, 01/10/28 .................. 853 834,779
4.40%, 04/25/28 .................. 635 632,898
4.90%, 06/13/28 .................. 1,216 1,221,845
4.15%, 07/25/28 .................. 890 883,015
4.70%, 01/29/29 .................. 985 984,049
4.05%, 02/02/29 .................. 680 669,083
4.20%, 04/20/29 .................. 1,105 1,090,235
5.00%, 06/06/29
(c)
................. 625 629,409
4.60%, 12/05/29 .................. 630 626,536
4.60%, 06/03/30 .................. 970 960,083
1.20%, 08/07/30 .................. 1,375 1,193,240
4.25%, 01/09/31 .................. 440 429,089
1.85%, 08/01/31 .................. 1,870 1,610,892
4.55%, 01/28/33 .................. 930 896,146
5.00%, 01/09/34 .................. 1,175 1,151,826
5.35%, 01/23/35 .................. 700 698,028
5.20%, 06/03/36 .................. 910 888,836
New York Life Insurance Co.
(d)
5.88%, 05/15/33 .................. 1,135 1,159,789
6.75%, 11/15/39 .................. 934 1,006,348
3.75%, 05/15/50 .................. 1,571 1,101,577
4.45%, 05/15/69 .................. 1,207 876,738
Nippon Life Insurance Co.
(d)
4.75%, 04/02/31 .................. 730 720,957
5.05%, 04/02/33 .................. 1,140 1,125,666
(5-Year USD Swap Rate + 2.88%), 4.00%,
09/19/47
(g)
.................... 780 772,239
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.61%), 3.40%,
01/23/50
(g)
.................... 1,420 1,326,801
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.65%), 2.75%,
01/21/51
(g)
.................... 1,175 1,042,179
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 2.90%,
09/16/51
(g)
.................... 990 869,796
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.95%), 6.25%,
09/13/53
(g)
.................... 685 700,740
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.59%), 5.95%,
04/16/54
(g)
.................... 1,275 1,275,611
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.19%), 6.50%,
04/30/55
(g)
.................... 1,500 1,545,104
NLG Global Funding
(d)
5.40%, 01/23/30 .................. 555 560,334
4.35%, 09/15/30 .................. 800 777,963

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Northwestern Mutual Global Funding
(d)
4.11%, 09/12/27
(c)
................. USD 480 $ 478,033
4.35%, 09/15/27 .................. 680 678,906
4.49%, 03/21/28 .................. 215 214,740
1.70%, 06/01/28 .................. 1,160 1,100,911
4.90%, 06/12/28 .................. 940 945,123
4.13%, 08/25/28 .................. 275 272,202
4.71%, 01/10/29 .................. 1,070 1,069,373
4.40%, 03/30/29 .................. 520 516,014
4.96%, 01/13/30 .................. 430 430,830
4.60%, 06/03/30 .................. 1,035 1,023,751
4.30%, 01/13/31 .................. 370 360,834
5.16%, 05/28/31 .................. 630 635,445
4.74%, 06/30/31 .................. 2,890 2,856,585
Northwestern Mutual Life Insurance Co. (The)
(d)
6.06%, 03/30/40 .................. 867 870,738
3.85%, 09/30/47 .................. 1,451 1,054,344
3.45%, 03/30/51 .................. 1,151 751,325
6.17%, 05/29/55 .................. 120 118,347
6.05%, 06/30/56 .................. 60 58,344
3.63%, 09/30/59 .................. 1,716 1,093,113
Old Republic International Corp.
5.75%, 03/28/34 .................. 900 902,559
5.70%, 06/01/36 .................. 670 658,196
3.85%, 06/11/51 .................. 1,050 716,051
Omnis Funding Trust, 6.72%, 05/15/55
(d)
.... 1,715 1,714,516
OneAmerica Financial Partners, Inc., 4.25%,
10/15/50
(c)(d)
.................... 795 563,657
Pacific Life Global Funding II
(d)
1.45%, 01/20/28 .................. 435 415,802
4.90%, 04/04/28 .................. 505 506,704
4.45%, 05/01/28 .................. 155 154,444
5.50%, 07/18/28 .................. 680 690,443
1.60%, 09/21/28 .................. 783 732,886
4.90%, 01/11/29 .................. 665 665,850
4.30%, 04/27/29 .................. 300 295,944
4.50%, 08/28/29 .................. 965 953,809
4.85%, 02/10/30 .................. 605 602,850
4.38%, 02/03/31 .................. 465 454,603
4.95%, 08/04/31 .................. 705 701,872
2.45%, 01/11/32 .................. 825 724,639
4.88%, 07/17/32 .................. 805 791,092
Pacific Life Insurance Co.
(d)
9.25%, 06/15/39
(c)
................. 205 264,241
5.95%, 09/15/55 .................. 195 185,246
4.30%, 10/24/67
(g)
................. 894 681,212
Pacific LifeCorp
(d)
6.60%, 09/15/33 .................. 260 276,774
5.13%, 01/30/43 .................. 715 639,543
3.35%, 09/15/50 .................. 975 632,976
5.40%, 09/15/52 .................. 760 683,139
PartnerRe Finance B LLC
3.70%, 07/02/29 .................. 975 942,274
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.82%), 4.50%,
10/01/50
(g)
.................... 180 171,668
Peachtree Corners Funding Trust II, 6.01%,
05/15/35
(d)
..................... 600 605,465
Pelagos Insurance Capital Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.28%), 7.75%, 06/15/55
(g)
.... 810 847,069
Penn Mutual Life Insurance Co. (The), 3.80%,
04/29/61
(c)(d)
.................... 675 431,026
Pine Street Trust II, 5.57%, 02/15/49
(d)
..... 590 527,602
Pine Street Trust III, 6.22%, 05/15/54
(d)
..... 745 724,411
Security
Par (000)
Par (000) Value
Insurance (continued)
Pricoa Global Funding I
(d)
4.40%, 08/27/27 .................. USD 865 $ 865,127
5.10%, 05/30/28 .................. 680 685,001
4.70%, 05/28/30 .................. 465 460,395
4.35%, 11/25/30 .................. 300 292,431
5.00%, 05/27/31 .................. 1,470 1,462,095
4.65%, 08/27/31 .................. 215 210,996
4.75%, 08/26/32 .................. 650 632,753
4.65%, 01/12/33 .................. 360 347,011
5.35%, 05/28/35 .................. 500 496,138
Primerica, Inc., 2.80%, 11/19/31 ......... 770 685,226
Principal Financial Group, Inc.
4.11%, 02/15/28
(d)
................. 530 525,372
3.70%, 05/15/29 .................. 675 655,597
2.13%, 06/15/30 .................. 600 539,844
5.38%, 03/15/33 .................. 820 824,280
6.05%, 10/15/36 .................. 530 550,463
5.30%, 01/15/37 .................. 420 407,108
4.63%, 09/15/42 .................. 750 642,977
4.35%, 05/15/43 .................. 640 522,413
4.30%, 11/15/46 .................. 965 765,297
5.50%, 03/15/53 .................. 460 422,976
Principal Life Global Funding II
(d)
4.60%, 08/19/27 .................. 630 631,215
4.80%, 01/09/28 .................. 365 365,742
5.50%, 06/28/28 .................. 595 602,291
4.25%, 08/18/28 .................. 275 271,922
5.10%, 01/25/29 .................. 910 915,276
4.65%, 05/18/29 .................. 2,035 2,021,893
2.50%, 09/16/29
(c)
................. 690 642,407
4.95%, 11/27/29 .................. 435 434,368
1.50%, 08/27/30 .................. 862 748,668
1.63%, 11/19/30 .................. 565 489,580
4.45%, 01/13/31 .................. 610 595,419
Progressive Corp. (The)
4.00%, 03/01/29 .................. 607 597,951
6.63%, 03/01/29 .................. 871 912,322
3.20%, 03/26/30 .................. 725 685,661
4.60%, 03/26/31 .................. 725 715,118
3.00%, 03/15/32 .................. 460 415,648
6.25%, 12/01/32 .................. 310 330,877
4.95%, 06/15/33 .................. 975 967,050
5.15%, 03/26/36 .................. 1,480 1,448,788
4.35%, 04/25/44 .................. 441 360,868
3.70%, 01/26/45 .................. 515 385,209
4.13%, 04/15/47 .................. 975 756,109
4.20%, 03/15/48 .................. 714 558,184
3.95%, 03/26/50 .................. 910 674,369
3.70%, 03/15/52 .................. 705 492,348
Protective Life Corp.
(d)
4.30%, 09/30/28 .................. 717 708,177
3.40%, 01/15/30 .................. 1,890 1,783,534
4.70%, 01/15/31 .................. 670 654,825
5.35%, 12/15/35 .................. 795 766,004
Protective Life Global Funding
(d)
4.34%, 09/13/27 .................. 300 298,997
1.90%, 07/06/28 .................. 360 341,090
5.47%, 12/08/28 .................. 835 846,950
4.16%, 01/15/29 .................. 400 393,113
5.22%, 06/12/29 .................. 310 312,373
4.82%, 07/16/29 .................. 330 329,008
4.77%, 12/09/29 .................. 165 163,664
4.80%, 06/05/30 .................. 350 346,821
1.74%, 09/21/30 .................. 1,605 1,407,765
4.83%, 04/14/31 .................. 300 296,119

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
5.43%, 01/14/32 .................. USD 495 $ 500,265
Prudential Financial, Inc.
3.88%, 03/27/28 .................. 629 622,818
2.10%, 03/10/30
(c)
................. 530 484,808
5.75%, 07/15/33 .................. 520 540,044
5.20%, 03/14/35 .................. 1,125 1,109,210
5.70%, 12/14/36 .................. 985 997,823
6.63%, 12/01/37 .................. 500 539,773
3.00%, 03/10/40 .................. 688 510,532
6.63%, 06/21/40 .................. 346 375,908
4.60%, 05/15/44 .................. 996 838,228
4.50%, 09/15/47
(g)
................. 580 572,775
3.91%, 12/07/47 .................. 973 712,417
4.42%, 03/27/48 .................. 691 548,806
5.70%, 09/15/48
(g)
................. 968 967,692
3.94%, 12/07/49 .................. 1,575 1,140,397
4.35%, 02/25/50 .................. 1,074 835,092
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.04%), 3.70%,
10/01/50
(g)
.................... 480 442,586
3.70%, 03/13/51 .................. 1,901 1,316,881
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.16%), 5.12%,
03/01/52
(g)
.................... 1,030 1,001,529
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.23%), 6.00%,
09/01/52
(g)
.................... 1,095 1,101,293
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.85%), 6.75%,
03/01/53
(g)
.................... 585 607,290
Prudential Funding Asia plc
3.13%, 04/14/30 .................. 1,320 1,242,017
3.63%, 03/24/32 .................. 670 621,765
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.52%), 2.95%,
11/03/33
(e)(g)
................... 900 858,392
Reinsurance Group of America, Inc.
3.90%, 05/15/29 .................. 871 848,130
3.15%, 06/15/30 .................. 813 758,289
6.00%, 09/15/33 .................. 865 888,985
5.75%, 09/15/34 .................. 805 811,503
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.34%), 6.38%,
09/15/56
(c)(g)
................... 40 39,028
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 .................. 675 653,044
5.75%, 06/05/33 .................. 920 927,269
5.80%, 04/01/35 .................. 450 452,746
RGA Global Funding
(d)
4.35%, 08/25/28 .................. 455 450,354
6.00%, 11/21/28 .................. 1,015 1,038,612
2.70%, 01/18/29 .................. 615 582,591
5.45%, 05/24/29 .................. 660 668,210
5.25%, 01/09/30 .................. 545 547,281
4.60%, 11/25/30 .................. 605 591,129
5.50%, 01/11/31 .................. 595 603,720
5.10%, 05/26/31 .................. 1,030 1,026,168
5.05%, 12/06/31 .................. 530 524,112
5.00%, 08/25/32 .................. 590 577,165
RLGH Finance Bermuda Ltd., 8.25%,
07/17/31
(e)
..................... 600 654,522
RLI Corp., 5.38%, 06/01/36 ............ 315 301,528
Ryan Specialty LLC
(d)
4.38%, 02/01/30 .................. 485 469,037
5.88%, 08/01/32 .................. 1,325 1,306,944
Security
Par (000)
Par (000) Value
Insurance (continued)
Sagicor Financial Co. Ltd., 5.30%, 05/13/28
(d)
. USD 665 $ 662,580
Sammons Financial Group Global Funding
(d)
5.05%, 01/10/28 .................. 175 175,323
5.10%, 12/10/29 .................. 405 404,490
4.95%, 06/12/30 .................. 710 701,452
4.80%, 12/12/30 .................. 570 557,958
5.10%, 06/22/31 .................. 560 552,528
Sammons Financial Group, Inc.
(d)
3.35%, 04/16/31 .................. 1,065 972,775
4.75%, 04/08/32 .................. 750 714,392
6.88%, 04/15/34 .................. 820 865,707
5.95%, 06/15/36 .................. 595 582,879
SBL Holdings, Inc.
(c)(d)
5.90%, 09/26/28 .................. 270 263,844
5.00%, 02/18/31 .................. 633 564,334
7.20%, 10/30/34 .................. 585 538,366
Securian Financial Group, Inc., 4.80%,
04/15/48
(d)
..................... 645 526,824
Selective Insurance Group, Inc.
5.90%, 04/15/35 .................. 380 386,213
5.38%, 03/01/49 .................. 165 147,552
SiriusPoint Ltd., 7.00%, 04/05/29 ........ 495 513,449
Sompo Holdings, Inc., (1-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.13%), 5.41%, 04/22/37
(d)(g)
.......... 1,220 1,171,506
Stewart Information Services Corp., 3.60%,
11/15/31 ...................... 610 536,049
Sumitomo Life Insurance Co.
(d)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.84%), 5.88%
(i)
1,000 987,745
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.65%), 5.88%,
09/10/55 ..................... 1,000 980,139
4.00%, 09/14/77 .................. 1,350 1,335,084
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 3.38%,
04/15/81 ..................... 1,040 942,546
Swiss Re Finance Luxembourg SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.58%), 5.00%, 04/02/49
(d)(g)
... 770 763,287
Swiss RE Subordinated Finance plc
(d)(g)
(3-mo. CME Term SOFR + 1.81%), 5.70%,
04/05/35 ..................... 610 604,928
(3-mo. CME Term SOFR + 2.13%), 6.19%,
04/01/46 ..................... 400 384,956
Swiss Re Treasury US Corp., 4.25%, 12/06/42
(d)
590 482,525
Symetra Life Insurance Co., 6.55%, 10/01/55
(d)
100 98,311
Teachers Insurance & Annuity Association of
America
(d)
6.85%, 12/16/39 .................. 1,154 1,245,291
4.90%, 09/15/44 .................. 1,755 1,491,298
4.27%, 05/15/47 .................. 2,124 1,627,749
3.30%, 05/15/50 .................. 1,387 882,530
6.05%, 06/15/56 .................. 1,795 1,736,694
Tongyang Life Insurance Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.40%), 6.25%, 05/07/35
(e)(g)
... 600 613,655
Transatlantic Holdings, Inc., 8.00%, 11/30/39 . 435 517,032
Travelers Cos., Inc. (The)
4.95%, 07/24/31 .................. 795 794,378
5.05%, 07/24/35 .................. 590 576,545
6.75%, 06/20/36 .................. 570 627,240
6.25%, 06/15/37 .................. 1,420 1,508,553
5.35%, 11/01/40 .................. 810 783,928
4.60%, 08/01/43 .................. 450 386,918

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
4.30%, 08/25/45 .................. USD 485 $ 391,928
3.75%, 05/15/46 .................. 570 423,081
4.00%, 05/30/47 .................. 745 568,597
4.05%, 03/07/48 .................. 982 750,490
4.10%, 03/04/49 .................. 762 582,470
2.55%, 04/27/50 .................. 510 289,362
3.05%, 06/08/51 .................. 979 607,622
5.45%, 05/25/53 .................. 775 712,178
5.70%, 07/24/55 .................. 1,115 1,065,200
Travelers Property Casualty Corp., 6.38%,
03/15/33 ...................... 822 883,015
Trustage Financial Group, Inc., 4.63%,
04/15/32
(d)
..................... 15 14,474
Unum Group
4.00%, 06/15/29 .................. 495 483,203
5.25%, 12/15/35 .................. 445 427,867
4.05%, 08/15/41
(d)
................. 465 366,977
5.75%, 08/15/42 .................. 565 543,038
4.50%, 12/15/49 .................. 790 601,698
4.13%, 06/15/51 .................. 650 463,171
6.00%, 06/15/54 .................. 730 682,388
USI, Inc., 7.50%, 01/15/32
(d)
........... 640 654,143
Vigorous Champion International Ltd., 4.25%,
05/28/29
(e)
..................... 400 394,453
W R Berkley Corp.
4.75%, 08/01/44 .................. 870 751,843
4.00%, 05/12/50 .................. 505 371,302
3.55%, 03/30/52 .................. 370 248,761
3.15%, 09/30/61 .................. 910 525,686
Western & Southern Life Insurance Co. (The)
(d)
5.15%, 01/15/49 .................. 585 503,574
3.75%, 04/28/61 .................. 622 398,842
Western-Southern Global Funding
(d)
4.50%, 07/16/28 .................. 2,745 2,725,849
4.25%, 01/29/29 .................. 585 576,053
4.90%, 05/01/30 .................. 715 710,680
4.70%, 12/10/32 .................. 405 390,442
Willis North America, Inc.
4.50%, 09/15/28 .................. 829 824,731
2.95%, 09/15/29 .................. 1,099 1,036,474
4.55%, 03/15/31 .................. 810 787,896
5.35%, 05/15/33 .................. 805 803,606
5.15%, 03/15/36 .................. 675 647,259
5.05%, 09/15/48 .................. 555 473,007
3.88%, 09/15/49 .................. 843 597,235
5.90%, 03/05/54 .................. 1,265 1,199,398
Wilton RE Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.27%), 6.00%
(d)(g)(i)
............... 395 369,460
Wynnton Funding Trust, 5.25%, 08/15/35
(d)
.. 1,100 1,063,739
XL Group Ltd., 5.25%, 12/15/43 ......... 413 377,764
Zurich Finance Ireland DAC
(e)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.78%), 3.00%,
04/19/51 ..................... 1,000 893,888
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.79%), 3.50%,
05/02/52 ..................... 200 179,153
Zurich Finance Ireland II DAC, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.42%), 5.50%, 04/23/55
(e)(g)
... 500 485,667
592,966,638
Security
Par (000)
Par (000) Value
Interactive Media & Services — 0.4%
Alphabet, Inc.
0.80%, 08/15/27 .................. USD 1,595 $ 1,541,205
3.88%, 11/15/28 .................. 1,090 1,075,288
3.70%, 02/15/29 .................. 3,175 3,109,360
4.00%, 05/15/30 .................. 1,755 1,711,564
1.10%, 08/15/30 .................. 2,565 2,228,943
4.10%, 11/15/30 .................. 2,310 2,244,985
4.10%, 02/15/31 .................. 2,360 2,288,318
4.38%, 11/15/32 .................. 1,905 1,841,797
4.40%, 02/15/33 .................. 2,945 2,823,736
4.50%, 05/15/35 .................. 1,495 1,422,367
4.70%, 11/15/35 .................. 3,945 3,756,624
4.80%, 02/15/36 .................. 3,465 3,308,863
1.90%, 08/15/40 .................. 2,247 1,439,334
5.35%, 11/15/45 .................. 1,915 1,751,850
5.50%, 02/15/46 .................. 2,570 2,386,181
2.05%, 08/15/50 .................. 2,890 1,431,197
5.25%, 05/15/55 .................. 1,335 1,158,238
5.45%, 11/15/55 .................. 4,120 3,669,199
5.65%, 02/15/56 .................. 2,640 2,433,423
2.25%, 08/15/60
(c)
................. 2,139 982,670
5.30%, 05/15/65 .................. 2,340 1,977,605
5.75%, 02/15/66 .................. 2,370 2,147,402
5.70%, 11/15/75 .................. 3,395 3,006,751
Baidu, Inc.
4.38%, 03/29/28 .................. 597 594,493
4.88%, 11/14/28 .................. 915 919,369
3.43%, 04/07/30
(c)
................. 457 437,094
2.38%, 10/09/30 .................. 429 391,038
2.38%, 08/23/31 .................. 799 714,188
Cars.com, Inc., 6.38%, 11/01/28
(d)
........ 435 432,680
Kuaishou Technology
(e)
4.13%, 01/22/31 .................. 800 780,217
4.75%, 01/22/36 .................. 1,400 1,321,365
Meta Platforms, Inc.
3.50%, 08/15/27 .................. 3,090 3,064,942
4.60%, 05/15/28 .................. 3,055 3,060,660
4.30%, 08/15/29 .................. 1,735 1,718,698
4.80%, 05/15/30 .................. 1,310 1,307,770
4.20%, 11/15/30 .................. 3,145 3,048,045
4.55%, 05/15/31 .................. 3,660 3,570,949
4.55%, 08/15/31 .................. 1,275 1,243,108
3.85%, 08/15/32 .................. 3,150 2,918,024
4.60%, 11/15/32 .................. 4,265 4,105,986
4.88%, 05/15/33 .................. 3,315 3,215,950
4.95%, 05/15/33 .................. 2,185 2,135,318
4.75%, 08/15/34 .................. 2,980 2,835,273
4.88%, 11/15/35 .................. 7,030 6,592,143
5.25%, 05/15/36 .................. 2,025 1,941,446
5.50%, 11/15/45 .................. 5,165 4,471,075
6.20%, 05/15/46 .................. 1,770 1,663,348
4.45%, 08/15/52 .................. 3,830 2,724,537
5.60%, 05/15/53 .................. 2,715 2,270,308
5.40%, 08/15/54 .................. 3,475 2,822,003
5.63%, 11/15/55 .................. 6,780 5,676,040
6.30%, 05/15/56 .................. 4,065 3,728,722
4.65%, 08/15/62 .................. 1,845 1,282,927
5.75%, 05/15/63 .................. 2,150 1,780,115
5.55%, 08/15/64 .................. 3,305 2,638,494
5.75%, 11/15/65 .................. 5,270 4,347,215
6.45%, 05/15/66 .................. 3,160 2,892,678
NAVER Corp., 4.38%, 04/21/31
(e)
........ 600 586,331
Snap, Inc.
(d)
6.88%, 03/01/33 .................. 1,740 1,700,595
6.88%, 03/15/34 .................. 845 819,498

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
Tencent Holdings Ltd.
3.60%, 01/19/28
(e)
................. USD 2,400 $ 2,370,936
3.98%, 04/11/29
(e)
................. 4,400 4,341,769
2.39%, 06/03/30
(e)
................. 2,800 2,580,279
2.88%, 04/22/31
(e)
................. 200 184,998
5.00%, 06/16/36
(c)(d)
................ 2,200 2,158,037
3.93%, 01/19/38
(e)
................. 1,400 1,225,266
3.68%, 04/22/41
(e)
................. 1,500 1,214,046
4.53%, 04/11/49
(c)(e)
................ 600 491,650
3.24%, 06/03/50
(e)
................. 2,500 1,627,963
3.84%, 04/22/51
(e)
................. 2,400 1,729,717
3.29%, 06/03/60
(e)
................. 800 485,585
3.94%, 04/22/61
(c)(e)
................ 1,200 837,921
Weibo Corp., 3.38%, 07/08/30
(c)
......... 1,135 1,058,111
Ziff Davis, Inc., 4.63%, 10/15/30
(d)
........ 545 509,519
ZipRecruiter, Inc., 5.00%, 01/15/30
(c)(d)
..... 689 533,238
156,838,577
IT Services — 0.2%
Accenture Capital, Inc.
3.90%, 10/04/27 .................. 630 626,403
4.75%, 07/10/29 .................. 1,150 1,149,520
4.05%, 10/04/29 .................. 1,835 1,797,974
5.00%, 07/10/31 .................. 1,145 1,139,963
4.25%, 10/04/31 .................. 1,505 1,449,068
5.30%, 07/10/33 .................. 1,100 1,094,765
4.50%, 10/04/34 .................. 1,825 1,712,060
5.60%, 07/10/36 .................. 1,100 1,088,630
Ahead DB Holdings LLC, 6.63%, 05/01/28
(d)
. 303 302,440
Amdocs Ltd., 2.54%, 06/15/30 .......... 982 883,923
AP Core Holdings II LLC, 11.00%, 05/15/31
(d)
. 1,450 1,513,027
Arches Buyer, Inc.
(d)
4.25%, 06/01/28 .................. 1,125 1,089,970
6.13%, 12/01/28 .................. 535 524,289
9.00%, 08/15/31 .................. 315 316,499
Booz Allen Hamilton, Inc.
3.88%, 09/01/28
(d)
................. 1,090 1,062,745
4.00%, 07/01/29
(d)
................. 1,079 1,040,754
5.38%, 01/30/30 .................. 440 439,953
5.95%, 08/04/33
(c)
................. 875 870,997
5.90%, 01/30/34 .................. 590 582,501
5.95%, 04/15/35
(c)
................. 640 629,266
CDKnet LLC
(a)
7.25%, 06/15/29 .................. 815 521,600
8.00%, 06/15/29 .................. 675 432,000
CGI, Inc.
4.95%, 03/14/30 .................. 1,015 1,003,185
2.30%, 09/14/31 .................. 590 506,332
Cogent Communications Group LLC
(d)
7.00%, 06/15/27 .................. 740 730,129
6.50%, 07/01/32 .................. 605 538,667
Conduent Business Services LLC, 6.00%,
11/01/29
(c)(d)
.................... 586 502,524
CoreWeave, Inc.
(d)
9.25%, 06/01/30
(c)
................. 2,730 2,561,166
9.00%, 02/01/31 .................. 1,935 1,750,312
9.75%, 10/01/31 .................. 3,325 3,018,283
9.63%, 07/15/32 .................. 1,415 1,268,374
DXC Technology Co., 2.38%, 09/15/28 ..... 917 866,429
Everforth, Inc., 4.63%, 05/15/28
(d)
........ 570 545,826
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(d)
860 874,193
Gartner, Inc.
4.50%, 07/01/28
(d)
................. 1,111 1,093,165
3.63%, 06/15/29
(d)
................. 819 771,496
3.75%, 10/01/30
(d)
................. 960 876,242
Security
Par (000)
Par (000) Value
IT Services (continued)
4.95%, 03/20/31 .................. USD 290 $ 280,641
5.60%, 11/20/35 .................. 410 385,519
Genpact Luxembourg SARL, 6.00%, 06/04/29 555 565,601
Genpact UK Finco plc, 4.95%, 11/18/30 .... 340 333,068
Go Daddy Operating Co. LLC
(d)
5.25%, 12/01/27 .................. 790 789,211
3.50%, 03/01/29 .................. 952 894,199
IBM International Capital Pte. Ltd.
4.60%, 02/05/29 .................. 890 885,148
4.75%, 02/05/31
(c)
................. 880 869,799
4.90%, 02/05/34 .................. 1,195 1,149,688
5.25%, 02/05/44 .................. 1,030 901,329
5.30%, 02/05/54 .................. 1,465 1,222,868
International Business Machines Corp.
6.22%, 08/01/27 .................. 704 716,256
6.50%, 01/15/28 .................. 617 633,991
4.50%, 02/06/28 .................. 955 953,293
4.65%, 02/10/28 .................. 1,100 1,101,420
4.00%, 02/03/29 .................. 790 776,460
3.50%, 05/15/29 .................. 1,950 1,884,773
4.80%, 02/10/30 .................. 1,295 1,289,463
1.95%, 05/15/30 .................. 1,508 1,351,059
4.30%, 02/03/31 .................. 540 523,828
2.72%, 02/09/32 .................. 630 557,314
5.00%, 02/10/32 .................. 855 847,716
4.40%, 07/27/32 .................. 740 708,406
5.88%, 11/29/32 .................. 853 883,875
4.60%, 02/03/33 .................. 500 479,531
4.75%, 02/06/33 .................. 870 847,098
5.20%, 02/10/35 .................. 900 876,398
4.95%, 02/03/36 .................. 1,115 1,051,171
4.15%, 05/15/39 .................. 2,361 1,964,725
5.60%, 11/30/39 .................. 1,260 1,222,233
2.85%, 05/15/40 .................. 953 662,846
4.00%, 06/20/42 .................. 1,325 1,019,456
4.70%, 02/19/46 .................. 907 728,516
4.25%, 05/15/49 .................. 3,385 2,446,974
2.95%, 05/15/50 .................. 1,050 600,918
3.43%, 02/09/52 .................. 955 587,059
4.90%, 07/27/52 .................. 820 650,033
5.10%, 02/06/53 .................. 655 531,470
5.70%, 02/10/55 .................. 1,035 912,598
5.80%, 02/03/56 .................. 735 659,548
7.13%, 12/01/96 .................. 650 686,611
ION Platform Finance US, Inc.
(d)
4.63%, 05/01/28 .................. 460 429,371
5.00%, 05/01/28 .................. 395 371,274
5.75%, 05/15/28 .................. 515 488,112
8.75%, 05/01/29 .................. 810 755,214
9.50%, 05/30/29 .................. 855 810,155
9.00%, 08/01/29 .................. 530 494,502
7.88%, 09/30/32 .................. 1,800 1,422,412
Kyndryl Holdings, Inc.
2.70%, 10/15/28 .................. 700 661,039
3.15%, 10/15/31 .................. 975 812,029
6.35%, 02/20/34
(c)
................. 470 443,568
4.10%, 10/15/41
(c)
................. 1,690 1,172,957
Newfold Digital Holdings Group, Inc.
11.75%, 04/30/29
(d)
................ 875 622,945
Twilio, Inc.
3.63%, 03/15/29 .................. 538 516,455
3.88%, 03/15/31 .................. 613 572,531
Unisys Corp., 10.63%, 01/15/31
(c)(d)
....... 975 916,994
VeriSign, Inc.
2.70%, 06/15/31 .................. 1,053 940,986

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
5.10%, 07/15/31 .................. USD 655 $ 652,307
5.25%, 06/01/32 .................. 310 309,315
Virtusa Corp., 7.13%, 12/15/28
(d)
........ 360 294,384
86,293,330
Leisure Products — 0.0%
Brunswick Corp.
5.85%, 03/18/29
(c)
................. 585 596,096
2.40%, 08/18/31 .................. 755 654,123
4.40%, 09/15/32 .................. 560 526,524
Hasbro, Inc.
3.50%, 09/15/27 .................. 539 532,929
3.90%, 11/19/29 .................. 1,406 1,361,215
4.65%, 03/12/31 .................. 555 543,419
6.05%, 05/14/34 .................. 900 925,928
6.35%, 03/15/40 .................. 802 824,292
Mattel, Inc.
5.88%, 12/15/27
(d)
................. 935 935,482
3.75%, 04/01/29
(d)
................. 1,570 1,514,118
5.00%, 11/17/30 .................. 660 654,504
5.45%, 11/01/41
(c)
................. 450 404,030
Polaris, Inc.
6.95%, 03/15/29 .................. 965 1,005,369
5.60%, 03/01/31 .................. 755 750,312
11,228,341
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.
4.20%, 09/09/27 .................. 280 278,978
2.75%, 09/15/29 .................. 778 731,375
2.10%, 06/04/30 .................. 910 820,351
2.30%, 03/12/31 .................. 1,165 1,036,545
4.90%, 01/15/32
(d)
................. 835 826,896
4.75%, 09/09/34 .................. 700 674,022
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32 . 864 797,977
Charles River Laboratories International, Inc.
(d)
4.25%, 05/01/28 .................. 580 569,193
3.75%, 03/15/29 .................. 655 626,086
4.00%, 03/15/31 .................. 550 513,373
Danaher Corp.
4.38%, 09/15/45 .................. 735 602,928
2.60%, 10/01/50 .................. 1,153 654,182
2.80%, 12/10/51 .................. 1,439 849,183
Fortrea Holdings, Inc., 7.50%, 07/01/30
(d)
... 502 510,948
Illumina, Inc.
5.75%, 12/13/27 .................. 690 699,380
4.75%, 12/12/30 .................. 475 467,789
2.55%, 03/23/31 .................. 1,070 957,728
Revvity, Inc.
1.90%, 09/15/28 .................. 735 691,931
3.30%, 09/15/29 .................. 1,220 1,161,139
2.55%, 03/15/31 .................. 585 523,079
2.25%, 09/15/31 .................. 820 712,992
3.63%, 03/15/51 .................. 555 375,951
Thermo Fisher Scientific, Inc.
4.80%, 11/21/27 .................. 965 970,059
1.75%, 10/15/28 .................. 1,350 1,270,886
5.00%, 01/31/29 .................. 1,110 1,120,078
2.60%, 10/01/29 .................. 1,678 1,575,333
4.98%, 08/10/30 .................. 1,090 1,096,547
4.22%, 02/12/31 .................. 990 963,473
4.20%, 03/01/31 .................. 700 680,501
2.00%, 10/15/31 .................. 1,735 1,509,610
4.47%, 10/07/32 .................. 775 752,794
4.95%, 11/21/32 .................. 890 888,938
4.55%, 06/15/33 .................. 970 939,581
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
5.09%, 08/10/33 .................. USD 1,080 $ 1,076,834
5.20%, 01/31/34 .................. 755 756,193
4.79%, 10/07/35 .................. 860 827,421
4.90%, 02/12/36 .................. 1,510 1,459,724
4.89%, 10/07/37 .................. 1,085 1,039,406
2.80%, 10/15/41 .................. 2,072 1,462,391
5.40%, 08/10/43 .................. 945 897,771
5.30%, 02/01/44 .................. 565 527,815
5.55%, 02/12/46 .................. 885 839,943
4.10%, 08/15/47 .................. 765 602,693
36,340,017
Machinery — 0.3%
AGCO Corp., 5.80%, 03/21/34 .......... 740 743,218
Amsted Industries, Inc.
(d)
4.63%, 05/15/30 .................. 480 463,310
6.38%, 03/15/33 .................. 532 535,434
ATS Corp., 4.13%, 12/15/28
(d)
.......... 350 340,610
Calderys Financing LLC, 11.25%, 06/01/28
(d)
. 535 553,876
Caterpillar, Inc.
2.60%, 09/19/29 .................. 868 818,095
2.60%, 04/09/30 .................. 980 911,552
1.90%, 03/12/31 .................. 780 689,026
5.20%, 05/15/35 .................. 1,785 1,786,897
5.30%, 09/15/35 .................. 520 525,472
6.05%, 08/15/36 .................. 465 496,109
5.20%, 05/27/41 .................. 1,241 1,206,109
3.80%, 08/15/42 .................. 2,629 2,101,998
4.30%, 05/15/44 .................. 700 584,654
3.25%, 09/19/49 .................. 1,158 775,494
3.25%, 04/09/50 .................. 1,227 824,280
5.50%, 05/15/55
(c)
................. 200 193,659
4.75%, 05/15/64 .................. 591 492,496
CNH Industrial Capital LLC
4.50%, 10/08/27 .................. 255 254,772
4.75%, 03/21/28 .................. 630 629,815
4.55%, 04/10/28 .................. 925 921,168
5.50%, 01/12/29 .................. 750 760,101
5.10%, 04/20/29 .................. 680 683,211
4.50%, 10/16/30 .................. 580 566,488
4.38%, 03/07/31 .................. 560 542,635
4.95%, 06/25/31 .................. 700 691,980
CNH Industrial NV, 3.85%, 11/15/27 ...... 849 839,749
Columbus McKinnon Corp., 7.13%, 02/01/33
(d)
1,113 1,122,475
CompoSecure Holdings LLC, 5.63%, 02/01/33
(d)
1,063 1,020,997
CSSC Capital 2015 Ltd., 3.00%, 02/13/30
(e)
.. 600 560,768
Cummins, Inc.
4.25%, 05/09/28 .................. 720 717,196
4.90%, 02/20/29 .................. 545 548,855
1.50%, 09/01/30 .................. 1,443 1,270,170
4.70%, 02/15/31 .................. 975 969,614
5.15%, 02/20/34 .................. 1,045 1,043,121
5.30%, 05/09/35 .................. 1,080 1,078,735
4.88%, 10/01/43 .................. 1,050 951,027
2.60%, 09/01/50 .................. 1,222 698,410
5.45%, 02/20/54
(c)
................. 1,130 1,050,189
Daimler Truck Finance North America LLC
(d)
4.30%, 08/12/27 .................. 220 219,401
5.13%, 09/25/27 .................. 520 522,598
4.95%, 01/13/28 .................. 150 150,549
5.13%, 01/19/28 .................. 870 874,962
5.40%, 09/20/28 .................. 515 521,419
2.38%, 12/14/28 .................. 875 827,960
4.15%, 01/12/29 .................. 590 580,572
5.13%, 09/25/29 .................. 225 225,925

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
5.25%, 01/13/30 .................. USD 300 $ 302,129
4.65%, 10/12/30 .................. 300 294,898
4.50%, 04/12/31
(c)
................. 450 438,017
2.50%, 12/14/31 .................. 320 279,750
5.38%, 01/13/32 .................. 380 381,799
5.00%, 10/12/32 .................. 300 294,727
5.50%, 09/20/33 .................. 480 480,699
5.38%, 01/18/34 .................. 905 895,173
5.38%, 06/25/34 .................. 630 621,951
5.63%, 01/13/35 .................. 450 449,600
Deere & Co.
5.38%, 10/16/29 .................. 625 640,499
3.10%, 04/15/30 .................. 1,074 1,014,804
7.13%, 03/03/31 .................. 784 857,562
5.45%, 01/16/35 .................. 1,650 1,677,327
3.90%, 06/09/42 .................. 2,050 1,669,583
2.88%, 09/07/49 .................. 1,030 645,805
3.75%, 04/15/50 .................. 1,365 997,866
5.70%, 01/19/55 .................. 170 166,010
Deere Funding Canada Corp., 4.15%, 10/09/30 325 316,794
Dover Corp.
2.95%, 11/04/29 .................. 930 877,400
5.38%, 10/15/35 .................. 405 406,233
5.38%, 03/01/41 .................. 540 520,515
Enpro, Inc., 6.13%, 06/01/33
(d)
.......... 540 541,802
Esab Corp.
(d)
6.25%, 04/15/29 .................. 708 715,529
5.63%, 04/01/31 .................. 1,215 1,201,829
Flowserve Corp.
3.50%, 10/01/30 .................. 865 810,016
2.80%, 01/15/32 .................. 740 648,552
5.70%, 05/15/36 .................. 595 581,617
Fortive Corp.
4.75%, 05/15/31 .................. 1,400 1,375,792
5.25%, 05/15/36 .................. 500 486,218
4.30%, 06/15/46 .................. 827 648,783
GrafTech Finance, Inc., 4.63%, 12/23/29
(d)
... 475 286,534
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29
(d)
..................... 445 313,007
IDEX Corp.
4.95%, 09/01/29 .................. 730 731,182
3.00%, 05/01/30 .................. 730 679,250
2.63%, 06/15/31 .................. 865 774,805
Illinois Tool Works, Inc.
4.88%, 09/15/41 .................. 675 617,886
3.90%, 09/01/42 .................. 1,496 1,200,064
Ingersoll Rand, Inc.
5.40%, 08/14/28 .................. 715 724,652
5.18%, 06/15/29 .................. 890 901,663
5.31%, 06/15/31 .................. 525 531,246
5.70%, 08/14/33 .................. 1,335 1,365,378
5.45%, 06/15/34 .................. 660 663,121
5.70%, 06/15/54 .................. 795 749,733
Kennametal, Inc.
2.80%, 03/01/31 .................. 355 319,330
5.80%, 05/28/36 .................. 275 271,797
Komatsu Finance America, Inc., 4.20%,
09/18/30
(d)
..................... 400 388,658
LSF12 Helix Parent LLC, 7.13%, 02/01/33
(c)(d)
. 520 510,463
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(d)
. 330 349,178
Maxim Crane Works Holdings Capital LLC,
11.50%, 09/01/28
(d)
............... 545 565,437
Mueller Water Products, Inc., 4.00%, 06/15/29
(d)
490 469,131
New Flyer Holdings, Inc., 9.25%, 07/01/30
(d)
. 430 460,113
Security
Par (000)
Par (000) Value
Machinery (continued)
Nordson Corp.
5.60%, 09/15/28 .................. USD 965 $ 981,129
4.50%, 12/15/29 .................. 560 553,027
5.80%, 09/15/33 .................. 575 588,212
nVent Finance SARL
4.55%, 04/15/28 .................. 722 718,061
2.75%, 11/15/31 .................. 595 526,468
5.65%, 05/15/33 .................. 685 694,080
Oshkosh Corp.
4.60%, 05/15/28 .................. 561 559,299
3.10%, 03/01/30 .................. 555 521,740
Otis Worldwide Corp.
5.25%, 08/16/28 .................. 1,060 1,071,631
4.49%, 05/07/29 .................. 825 819,659
2.57%, 02/15/30 .................. 2,070 1,911,291
5.13%, 11/19/31 .................. 395 396,912
5.13%, 09/04/35 .................. 365 357,265
3.11%, 02/15/40 .................. 897 671,139
3.36%, 02/15/50 .................. 935 624,378
Parker-Hannifin Corp.
4.25%, 09/15/27 .................. 1,460 1,456,498
3.25%, 06/14/29 .................. 1,192 1,145,126
4.50%, 09/15/29 .................. 1,755 1,742,928
4.20%, 11/21/34 .................. 799 744,683
6.25%, 05/15/38 .................. 558 597,381
4.45%, 11/21/44 .................. 773 647,081
4.10%, 03/01/47 .................. 649 507,528
4.00%, 06/14/49 .................. 985 745,959
Park-Ohio Industries, Inc., 8.50%, 08/01/30
(d)
. 330 344,849
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(d)
..................... 540 524,604
Snap-on, Inc.
4.10%, 03/01/48 .................. 560 431,083
3.10%, 05/01/50 .................. 675 433,294
Stanley Black & Decker, Inc.
6.00%, 03/06/28 .................. 330 336,619
4.25%, 11/15/28 .................. 795 787,405
2.30%, 03/15/30 .................. 1,202 1,095,452
3.00%, 05/15/32 .................. 930 830,053
5.20%, 09/01/40 .................. 501 461,541
4.85%, 11/15/48 .................. 645 527,809
2.75%, 11/15/50 .................. 1,028 577,663
Terex Corp.
(d)
5.00%, 05/15/29 .................. 725 715,904
6.25%, 10/15/32 .................. 820 823,494
Timken Co. (The)
4.50%, 12/15/28 .................. 589 585,831
4.13%, 04/01/32 .................. 490 461,367
Titan International, Inc., 7.00%, 04/30/28
(c)
.. 425 424,107
Toyota Industries Corp., 3.57%, 03/16/28
(c)(d)
. 739 722,729
Trinity Industries, Inc., 7.75%, 07/15/28
(d)
... 595 607,165
Wabash National Corp., 4.50%, 10/15/28
(c)(d)
. 405 377,725
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28
(g)
................. 1,625 1,623,089
4.90%, 05/29/30 .................. 890 887,503
5.61%, 03/11/34 .................. 650 657,016
5.50%, 05/29/35 .................. 870 870,521
Xylem, Inc.
1.95%, 01/30/28 .................. 931 896,376
2.25%, 01/30/31 .................. 967 865,785
5.20%, 06/01/33 .................. 1,235 1,235,997
5.45%, 06/01/36 .................. 920 920,143
4.38%, 11/01/46 .................. 605 486,404
107,092,061

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Marine Transportation — 0.0%
AP Moller - Maersk A/S
(d)
4.50%, 06/20/29 .................. USD 870 $ 863,584
5.88%, 09/14/33 .................. 900 925,362
Danaos Corp., 6.88%, 10/15/32
(d)
........ 510 521,687
Kirby Corp., 4.20%, 03/01/28 ........... 791 784,340
MV24 Capital BV, 6.75%, 06/01/34
(c)(e)
..... 941 950,623
Polar Tankers, Inc., 5.95%, 05/10/37
(d)
..... 1,182 1,220,410
Yinson Bergenia Production BV, 8.50%,
01/31/45
(e)
..................... 1,381 1,480,081
6,746,087
Media — 0.5%
Advantage Sales & Marketing, Inc., 9.00%,
11/15/30
(d)
..................... 837 736,647
AMC Global Media, Inc.
4.25%, 02/15/29
(c)
................. 265 233,413
10.50%, 07/15/32
(d)
................ 1,508 1,553,797
AppLovin Corp.
5.13%, 12/01/29 .................. 1,500 1,502,603
5.38%, 12/01/31 .................. 1,190 1,191,482
5.50%, 12/01/34 .................. 1,370 1,349,010
5.95%, 12/01/54 .................. 1,225 1,111,060
Belo Corp.
7.75%, 06/01/27 .................. 475 484,337
7.25%, 09/15/27 .................. 515 526,861
Block Communications, Inc., 10.25%,
03/01/31
(d)
..................... 715 621,637
Cable One, Inc., 4.00%, 11/15/30
(c)(d)
...... 695 257,753
Charter Communications Operating LLC
3.75%, 02/15/28 .................. 1,589 1,555,336
4.20%, 03/15/28 .................. 1,386 1,364,959
2.25%, 01/15/29 .................. 1,575 1,460,746
5.05%, 03/30/29 .................. 1,528 1,511,385
6.10%, 06/01/29 .................. 1,815 1,841,404
2.80%, 04/01/31 .................. 2,175 1,905,144
2.30%, 02/01/32 .................. 1,433 1,191,223
4.40%, 04/01/33 .................. 1,360 1,219,382
6.65%, 02/01/34 .................. 1,145 1,138,623
6.55%, 06/01/34 .................. 1,785 1,764,495
6.38%, 10/23/35 .................. 2,390 2,312,470
5.85%, 12/01/35 .................. 1,480 1,382,554
5.38%, 04/01/38 .................. 1,360 1,162,328
3.50%, 06/01/41 .................. 1,592 1,076,550
3.50%, 03/01/42 .................. 1,425 944,840
6.48%, 10/23/45 .................. 3,985 3,454,176
5.38%, 05/01/47 .................. 2,835 2,145,901
5.75%, 04/01/48 .................. 2,915 2,289,524
5.13%, 07/01/49 .................. 1,610 1,159,776
4.80%, 03/01/50 .................. 3,110 2,168,755
3.70%, 04/01/51 .................. 2,095 1,232,111
3.90%, 06/01/52 .................. 2,677 1,598,167
5.25%, 04/01/53 .................. 1,624 1,182,048
6.83%, 10/23/55 .................. 687 601,983
6.70%, 12/01/55
(c)
................. 875 771,926
3.85%, 04/01/61 .................. 2,360 1,280,432
4.40%, 12/01/61 .................. 2,230 1,329,605
3.95%, 06/30/62 .................. 2,040 1,115,945
5.50%, 04/01/63
(c)
................. 1,375 975,729
Clear Channel Outdoor Holdings, Inc.
(d)
7.75%, 04/15/28 .................. 1,080 1,081,568
7.50%, 06/01/29 .................. 1,090 1,092,568
7.88%, 04/01/30 .................. 940 976,223
7.13%, 02/15/31 .................. 1,070 1,103,620
7.50%, 03/15/33 .................. 645 676,955
CMG Media Corp., 8.88%, 06/18/29
(d)
..... 545 396,275
Security
Par (000)
Par (000) Value
Media (continued)
Cox Communications, Inc.
(d)
3.50%, 08/15/27 .................. USD 1,230 $ 1,214,624
5.45%, 09/15/28 .................. 1,407 1,416,382
1.80%, 10/01/30 .................. 1,373 1,179,596
2.60%, 06/15/31 .................. 1,015 881,781
5.70%, 06/15/33 .................. 1,340 1,289,368
5.45%, 09/01/34 .................. 830 768,993
4.80%, 02/01/35 .................. 1,392 1,212,294
8.38%, 03/01/39 .................. 992 1,069,826
4.70%, 12/15/42 .................. 676 488,024
4.50%, 06/30/43 .................. 876 624,433
4.60%, 08/15/47 .................. 905 604,494
2.95%, 10/01/50 .................. 1,390 685,861
3.60%, 06/15/51 .................. 1,570 882,020
5.80%, 12/15/53 .................. 1,310 1,025,620
5.95%, 09/01/54 .................. 965 771,096
CSC Holdings LLC
(d)
5.38%, 02/01/28 .................. 960 555,990
7.50%, 04/01/28 .................. 997 229,545
11.25%, 05/15/28 ................. 990 575,704
11.75%, 01/31/29 ................. 2,160 1,237,016
6.50%, 02/01/29 .................. 1,720 976,889
5.75%, 01/15/30 .................. 2,170 466,940
4.13%, 12/01/30 .................. 1,088 611,504
4.63%, 12/01/30 .................. 2,310 487,752
3.38%, 02/15/31 .................. 1,000 560,693
4.50%, 11/15/31 .................. 1,480 839,185
5.00%, 11/15/31 .................. 490 104,795
DirecTV Financing LLC
(d)
5.88%, 08/15/27
(c)
................. 225 224,771
8.88%, 02/01/30 .................. 2,550 2,598,296
10.00%, 02/15/31 ................. 2,300 2,403,353
9.25%, 06/01/32 .................. 2,375 2,430,952
Discovery Communications LLC
3.95%, 03/20/28 .................. 1,200 1,179,107
4.13%, 05/15/29 .................. 1,067 1,049,851
3.63%, 05/15/30 .................. 1,263 1,166,053
5.00%, 09/20/37 .................. 729 542,851
6.35%, 06/01/40 .................. 650 528,732
5.20%, 09/20/47 .................. 9 4,794
5.30%, 05/15/49
(c)
................. 200 124,691
Discovery Global Holdings, Inc.
3.76%, 03/15/27 .................. 1,160 1,153,062
4.05%, 03/15/29 .................. 1,400 1,374,204
4.28%, 03/15/32 .................. 2,719 2,412,349
5.05%, 03/15/42 .................. 4,330 3,022,247
5.14%, 03/15/52 .................. 1,003 641,590
DISH DBS Corp.
5.25%, 12/01/26
(d)
................. 703 699,163
7.38%, 07/01/28 .................. 965 924,672
5.75%, 12/01/28
(d)
................. 2,355 2,270,090
5.13%, 06/01/29 .................. 1,365 1,236,038
Dotdash Meredith, Inc., 7.63%, 06/15/32
(d)
... 450 423,596
EchoStar Corp.
10.75%, 11/30/29 ................. 5,025 5,434,753
6.75%, 11/30/30 .................. 2,657 2,694,139
EW Scripps Co. (The), 9.88%, 08/15/30
(d)
... 1,185 1,034,130
Fox Corp.
4.71%, 01/25/29 .................. 2,831 2,817,987
3.50%, 04/08/30 .................. 1,280 1,219,078
6.50%, 10/13/33 .................. 1,470 1,543,083
5.48%, 01/25/39 .................. 1,647 1,559,192
5.58%, 01/25/49 .................. 1,825 1,632,291
GCI LLC, 4.75%, 10/15/28
(d)
........... 659 646,328

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Gray Media, Inc.
(d)
10.50%, 07/15/29 ................. USD 1,178 $ 1,242,487
4.75%, 10/15/30 .................. 855 662,571
5.38%, 11/15/31 .................. 1,570 1,161,576
9.63%, 07/15/32 .................. 1,130 1,141,607
7.25%, 08/15/33
(c)
................. 930 919,334
iHeartCommunications, Inc.
(d)
4.75%, 01/15/28 .................. 250 235,418
9.13%, 05/01/29 .................. 1,017 943,681
10.88%, 05/01/30 ................. 566 433,903
7.75%, 08/15/30 .................. 706 619,311
7.00%, 01/15/31
(c)
................. 268 225,120
Lamar Media Corp.
3.75%, 02/15/28 .................. 675 660,858
4.88%, 01/15/29 .................. 613 605,243
4.00%, 02/15/30 .................. 565 539,027
3.63%, 01/15/31 .................. 609 565,003
5.38%, 11/01/33
(d)
................. 600 583,238
LCPR Senior Secured Financing DAC
(d)
6.75%, 10/15/27 .................. 995 564,464
5.13%, 07/15/29 .................. 840 470,927
McGraw-Hill Education, Inc.
(d)
5.75%, 08/01/28 .................. 970 962,227
8.00%, 08/01/29 .................. 774 768,239
7.38%, 09/01/31 .................. 745 754,726
Midcontinent Communications, 8.00%,
08/15/32
(c)(d)
.................... 795 675,349
Neptune Bidco US, Inc.
(d)
9.29%, 04/15/29 .................. 3,020 3,077,158
10.38%, 05/15/31 ................. 1,419 1,485,579
9.50%, 02/15/33 .................. 1,750 1,783,356
News Corp.
(d)
3.88%, 05/15/29 .................. 1,740 1,675,547
5.13%, 02/15/32 .................. 1,200 1,154,429
Nexstar Media, Inc.
(d)
4.75%, 11/01/28 .................. 1,090 1,069,877
6.50%, 09/15/33 .................. 4,110 4,090,754
7.25%, 04/15/34 .................. 2,008 2,013,468
Omnicom Group, Inc.
4.65%, 10/01/28 .................. 1,535 1,529,572
4.20%, 03/02/29 .................. 330 324,187
4.75%, 03/30/30 .................. 851 840,412
2.45%, 04/30/30 .................. 1,105 1,009,605
4.20%, 06/01/30 .................. 934 907,780
2.40%, 03/01/31 .................. 710 632,139
2.60%, 08/01/31 .................. 1,365 1,212,830
5.00%, 06/02/33 .................. 565 545,460
5.30%, 11/01/34 .................. 1,155 1,123,741
5.30%, 06/02/36
(c)
................. 470 446,532
3.38%, 03/01/41 .................. 864 616,032
5.40%, 10/01/48 .................. 2,091 1,771,838
Outfront Media Capital LLC
(d)
4.25%, 01/15/29 .................. 610 592,773
4.63%, 03/15/30 .................. 550 531,711
7.38%, 02/15/31 .................. 535 553,896
6.00%, 06/15/34 .................. 625 617,372
Paramount Global
3.38%, 02/15/28 .................. 607 592,598
3.70%, 06/01/28 .................. 627 609,139
4.20%, 06/01/29 .................. 587 557,018
7.88%, 07/30/30 .................. 831 864,339
4.95%, 01/15/31 .................. 1,438 1,317,726
4.20%, 05/19/32 .................. 1,247 1,058,605
5.50%, 05/15/33 .................. 495 431,896
6.88%, 04/30/36
(c)
................. 1,353 1,234,829
Security
Par (000)
Par (000) Value
Media (continued)
5.90%, 10/15/40 .................. USD 349 $ 254,558
4.85%, 07/01/42 .................. 498 321,629
4.38%, 03/15/43 .................. 1,779 1,085,581
5.85%, 09/01/43 .................. 1,397 989,058
5.25%, 04/01/44 .................. 425 274,334
4.90%, 08/15/44 .................. 678 422,029
4.60%, 01/15/45 .................. 625 376,411
4.95%, 05/19/50
(c)
................. 1,173 708,341
Scripps Escrow II, Inc.
(d)
3.88%, 01/15/29
(c)
................. 605 552,503
5.38%, 01/15/31 .................. 395 231,614
SES SA, 5.30%, 04/04/43
(d)
............ 500 381,696
Sinclair Television Group, Inc.
(d)
5.50%, 03/01/30 .................. 565 488,686
4.38%, 12/31/32
(c)
................. 690 520,510
8.13%, 02/15/33 .................. 1,636 1,685,806
Sirius XM Radio LLC
(d)
5.00%, 08/01/27 .................. 1,757 1,753,991
4.00%, 07/15/28 .................. 2,340 2,276,415
5.50%, 07/01/29 .................. 1,404 1,399,175
4.13%, 07/01/30 .................. 1,652 1,544,875
3.88%, 09/01/31 .................. 1,775 1,602,446
5.88%, 04/15/32 .................. 1,680 1,648,977
Sky Group Finance Ltd., 6.50%, 10/15/35
(d)
.. 1,555 1,648,180
Stagwell Global LLC, 5.63%, 08/15/29
(d)
.... 1,282 1,246,913
Sunrise FinCo. I BV, 4.88%, 07/15/31
(d)
.... 1,427 1,338,772
Telecomunicaciones Digitales SA, 4.50%,
01/30/30
(e)
..................... 600 566,635
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(d)
................ 1,200 1,185,214
Time Warner Cable Enterprises LLC, 8.38%,
07/15/33 ...................... 1,083 1,180,252
Time Warner Cable LLC
6.55%, 05/01/37 .................. 1,610 1,529,558
7.30%, 07/01/38 .................. 1,695 1,676,784
6.75%, 06/15/39 .................. 1,664 1,567,416
5.88%, 11/15/40 .................. 1,539 1,317,187
5.50%, 09/01/41 .................. 1,618 1,336,294
4.50%, 09/15/42 .................. 1,381 1,002,402
Univision Communications, Inc.
(d)
4.50%, 05/01/29 .................. 1,158 1,098,282
7.38%, 06/30/30 .................. 1,005 1,000,285
8.50%, 07/31/31 .................. 1,570 1,567,027
9.38%, 08/01/32 .................. 1,655 1,656,475
8.88%, 04/15/33 .................. 2,055 1,989,978
Versant Media Group, Inc., 7.25%, 01/30/31
(d)
1,163 1,199,288
Videotron Ltd.
(d)
3.63%, 06/15/29 .................. 1,110 1,067,319
5.70%, 01/15/35 .................. 615 603,588
Virgin Media O2 Vendor Financing Notes VI
DAC, 8.50%, 03/15/33
(d)
............ 565 362,675
VZ Secured Financing BV
(d)
5.00%, 01/15/32 .................. 1,815 1,488,408
7.50%, 01/15/33 .................. 1,425 1,279,624
WPP 2025 LLC, 6.50%, 03/30/36 ........ 465 451,716
Ziggo Bond Co. BV, 5.13%, 02/28/30
(d)
..... 480 389,499
Ziggo BV, 4.88%, 01/15/30
(d)
........... 1,235 1,113,644
224,173,751
Metals & Mining — 0.5%
ABJA Investment Co. Pte. Ltd., 5.45%,
01/24/28
(e)
..................... 1,200 1,206,311
Alcoa Nederland Holding BV
(d)
4.13%, 03/31/29 .................. 530 511,892
7.13%, 03/15/31 .................. 1,055 1,085,534

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Algoma Steel, Inc., 9.13%, 04/15/29
(d)
..... USD 375 $ 354,454
Alumina Pty. Ltd.
(d)
6.13%, 03/15/30 .................. 495 498,879
6.38%, 09/15/32 .................. 475 478,571
Anglo American Capital plc
4.50%, 03/15/28
(d)
................. 835 831,857
3.88%, 03/16/29
(c)(e)
................ 400 390,820
5.63%, 04/01/30
(e)
................. 700 712,053
2.63%, 09/10/30
(e)
................. 1,400 1,274,934
2.88%, 03/17/31
(e)
................. 400 362,911
4.63%, 03/19/31
(c)(e)
................ 670 654,311
5.00%, 03/21/33
(e)
................. 800 782,343
5.50%, 05/02/33
(e)
................. 1,200 1,199,908
5.75%, 04/05/34
(e)
................. 1,200 1,215,453
5.25%, 03/19/36
(e)
................. 1,200 1,164,477
3.95%, 09/10/50
(e)
................. 600 429,012
4.75%, 03/16/52
(e)
................. 1,200 970,065
6.00%, 04/05/54
(e)
................. 400 384,353
AngloGold Ashanti Holdings plc
3.75%, 10/01/30 .................. 989 935,058
6.50%, 04/15/40 .................. 300 311,260
Antofagasta plc
(e)
2.38%, 10/14/30
(c)
................. 600 536,205
5.63%, 05/13/32 .................. 600 608,342
6.25%, 05/02/34 .................. 800 831,043
5.63%, 09/09/35 .................. 800 798,587
ArcelorMittal SA
6.55%, 11/29/27 .................. 1,095 1,119,519
4.25%, 07/16/29 .................. 840 827,255
6.80%, 11/29/32 .................. 1,100 1,193,117
6.00%, 06/17/34
(c)
................. 570 586,592
5.38%, 05/19/36 .................. 1,055 1,025,371
7.00%, 10/15/39 .................. 720 780,482
6.75%, 03/01/41 .................. 530 558,531
6.35%, 06/17/54
(c)
................. 865 874,190
Arsenal AIC Parent LLC
(d)
8.00%, 10/01/30 .................. 690 718,518
11.50%, 10/01/31 ................. 490 522,380
Barrick International Barbados Corp., 6.35%,
10/15/36
(d)
..................... 585 615,451
Barrick Mining Corp.
6.45%, 10/15/35 .................. 205 220,467
5.25%, 04/01/42 .................. 205 191,767
Barrick North America Finance LLC
5.70%, 05/30/41 .................. 1,432 1,400,046
5.75%, 05/01/43 .................. 1,496 1,446,219
Barrick PD Australia Finance Pty. Ltd., 5.95%,
10/15/39 ...................... 1,020 1,027,947
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28 .................. 1,190 1,194,231
5.10%, 09/08/28 .................. 1,115 1,125,794
5.00%, 02/21/30 .................. 1,235 1,241,146
5.25%, 09/08/30 .................. 1,125 1,140,400
5.13%, 02/21/32 .................. 900 903,772
4.90%, 02/28/33 .................. 1,230 1,213,110
5.25%, 09/08/33 .................. 2,185 2,192,361
5.30%, 02/21/35 .................. 1,740 1,736,096
5.00%, 02/15/36 .................. 185 180,687
4.13%, 02/24/42 .................. 1,038 862,958
5.00%, 09/30/43 .................. 2,885 2,614,604
5.50%, 09/08/53 .................. 800 751,706
5.75%, 09/05/55 .................. 1,675 1,617,784
Capstone Copper Corp., 6.75%, 03/31/33
(d)
.. 595 597,581
Century Aluminum Co., 6.88%, 08/01/32
(d)
... 325 330,621
Champion Iron Canada, Inc., 7.88%, 07/15/32
(d)
487 498,889
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Chinalco Capital Holdings Ltd.
(e)
4.75%, 02/14/28 .................. USD 600 $ 601,524
3.90%, 04/22/29 .................. 600 591,616
Cia de Minas Buenaventura SAA, 6.80%,
02/04/32
(e)
..................... 800 815,882
Cleveland-Cliffs, Inc.
4.63%, 03/01/29
(d)
................. 420 407,681
6.88%, 11/01/29
(d)
................. 1,085 1,095,504
6.75%, 04/15/30
(d)
................. 910 915,505
4.88%, 03/01/31
(d)
................. 393 361,748
7.50%, 09/15/31
(d)
................. 805 821,466
7.00%, 03/15/32
(d)
................. 1,635 1,639,235
7.38%, 05/01/33
(c)(d)
................ 1,060 1,071,007
7.63%, 01/15/34
(d)
................. 1,645 1,664,764
6.25%, 10/01/40 .................. 270 216,861
Coeur Mining, Inc.
(d)
5.13%, 02/15/29 .................. 371 366,593
6.88%, 04/01/32 .................. 450 460,591
Commercial Metals Co.
4.13%, 01/15/30 .................. 310 296,393
3.88%, 02/15/31 .................. 365 339,787
4.38%, 03/15/32 .................. 365 341,440
5.75%, 11/15/33
(d)
................. 1,161 1,141,333
6.00%, 12/15/35
(d)
................. 1,245 1,224,067
Compass Minerals International, Inc., 8.00%,
07/01/30
(d)
..................... 577 601,827
Constellium SE
(d)
5.63%, 06/15/28 .................. 445 443,963
3.75%, 04/15/29 .................. 595 568,278
6.38%, 08/15/32 .................. 385 388,257
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29
(e)
................. 1,400 1,311,616
3.75%, 01/15/31
(e)
................. 1,000 934,084
5.13%, 02/02/33
(e)
................. 1,600 1,555,121
5.95%, 01/08/34
(e)
................. 1,600 1,616,217
6.33%, 01/13/35
(e)
................. 1,600 1,646,721
5.63%, 09/21/35
(d)
................. 700 688,996
6.15%, 10/24/36
(d)
................. 800 810,273
5.63%, 10/18/43
(e)
................. 1,000 926,566
4.88%, 11/04/44
(e)
................. 1,200 996,679
4.50%, 08/01/47
(e)
................. 1,250 965,700
4.38%, 02/05/49
(c)(e)
................ 1,400 1,057,821
3.70%, 01/30/50
(e)
................. 3,229 2,142,244
3.15%, 01/15/51
(e)
................. 400 239,358
6.30%, 09/08/53
(e)
................. 1,800 1,762,979
6.78%, 01/13/55
(e)
................. 1,800 1,852,904
CSN Inova Ventures, 6.75%, 01/28/28
(e)
.... 1,400 1,171,797
CSN Resources SA
(e)
8.88%, 12/05/30
(c)
................. 800 565,267
4.63%, 06/10/31
(c)
................. 1,000 616,909
5.88%, 04/08/32 .................. 600 370,040
Eldorado Gold Corp., 6.25%, 09/01/29
(e)
.... 625 623,921
Endeavour Mining plc, 7.00%, 05/28/30
(e)
... 600 608,967
Eregli Demir ve Celik Fabrikalari TAS, 8.38%,
07/23/29
(e)
..................... 1,000 1,030,093
First Quantum Minerals Ltd.
(e)
8.63%, 06/01/31 .................. 1,600 1,665,190
8.00%, 03/01/33 .................. 1,220 1,268,670
7.25%, 02/15/34 .................. 1,200 1,222,326
6.38%, 02/15/36 .................. 1,810 1,751,307
Fortescue Treasury Pty. Ltd.
(d)
4.50%, 09/15/27 .................. 605 599,834
5.88%, 04/15/30 .................. 518 518,926
4.38%, 04/01/31 .................. 1,155 1,087,597
6.13%, 04/15/32 .................. 953 963,626

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Freeport Indonesia PT
(e)
5.32%, 04/14/32 .................. USD 1,600 $ 1,564,338
6.20%, 04/14/52 .................. 1,000 932,528
Freeport-McMoRan, Inc.
5.00%, 09/01/27 .................. 525 525,200
4.13%, 03/01/28 .................. 870 861,241
4.38%, 08/01/28 .................. 896 887,983
5.25%, 09/01/29 .................. 825 828,158
4.25%, 03/01/30 .................. 925 902,324
4.63%, 08/01/30 .................. 650 639,762
5.40%, 11/14/34 .................. 790 787,532
5.45%, 03/15/43 .................. 2,066 1,918,669
Fresnillo plc, 4.25%, 10/02/50
(c)(e)
........ 1,000 746,127
Gerdau Trade, Inc., 5.75%, 06/09/35 ...... 800 808,258
Glencore Finance Canada Ltd.
(d)
6.90%, 11/15/37 .................. 625 678,912
6.00%, 11/15/41 .................. 728 726,394
5.55%, 10/25/42 .................. 375 349,753
Glencore Funding LLC
(d)
3.88%, 10/27/27 .................. 775 767,334
4.91%, 04/01/28 .................. 225 225,533
5.40%, 05/08/28 .................. 1,282 1,294,504
6.13%, 10/06/28 .................. 725 742,899
4.88%, 03/12/29 .................. 1,815 1,815,804
5.37%, 04/04/29 .................. 730 739,104
5.19%, 04/01/30 .................. 890 892,259
2.50%, 09/01/30 .................. 1,072 970,160
6.38%, 10/06/30 .................. 845 883,294
2.85%, 04/27/31 .................. 855 773,321
4.90%, 07/01/31 .................. 765 756,861
2.63%, 09/23/31 .................. 955 843,695
5.70%, 05/08/33 .................. 610 620,916
5.20%, 07/01/33 .................. 1,305 1,285,275
6.50%, 10/06/33 .................. 650 688,331
5.63%, 04/04/34 .................. 1,180 1,186,058
5.67%, 04/01/35 .................. 815 818,606
5.51%, 04/01/36 .................. 735 724,064
3.88%, 04/27/51 .................. 666 466,875
3.38%, 09/23/51 .................. 695 441,528
5.89%, 04/04/54
(c)
................. 575 542,926
6.14%, 04/01/55 .................. 670 655,083
Gold Fields Orogen Holdings BVI Ltd., 6.13%,
05/15/29
(e)
..................... 600 611,772
GUSAP III LP, 7.25%, 04/16/44
(c)(e)
....... 600 658,890
Hudbay Minerals, Inc., 6.13%, 04/01/29
(e)
... 535 536,939
Hybar LLC, 7.38%, 07/01/34
(d)
.......... 705 707,113
Indonesia Asahan Aluminium PT
(e)
6.53%, 11/15/28 .................. 700 720,752
5.45%, 05/15/30 .................. 1,200 1,199,254
6.76%, 11/15/48 .................. 200 204,873
5.80%, 05/15/50 .................. 600 543,179
Industrias Penoles SAB de CV
(e)
4.15%, 09/12/29 .................. 600 579,930
5.65%, 09/12/49 .................. 800 704,016
4.75%, 08/06/50 .................. 600 467,071
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28
(d)
300 315,525
Ivanhoe Mines Ltd., 7.88%, 01/23/30
(e)
..... 1,000 1,007,848
JSW Steel Ltd., 5.05%, 04/05/32
(e)
....... 600 581,674
JW Aluminum Continuous Cast Co., 10.25%,
04/01/30
(d)
..................... 260 271,463
Kaiser Aluminum Corp.
(d)
4.50%, 06/01/31 .................. 595 562,768
5.88%, 03/01/34 .................. 613 599,241
Kinross Gold Corp., 6.25%, 07/15/33 ...... 585 611,221
Krakatau Posco PT, 6.38%, 06/11/29
(e)
..... 400 399,912
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Metinvest BV, 7.75%, 10/17/29
(e)
......... USD 600 $ 560,526
Minera Mexico SA de CV
(e)
5.63%, 02/12/32
(c)
................. 1,200 1,199,711
4.50%, 01/26/50 .................. 1,200 931,018
Mineral Resources Ltd.
(d)
9.25%, 10/01/28 .................. 798 822,510
8.50%, 05/01/30 .................. 650 670,414
7.00%, 04/01/31 .................. 698 718,659
6.00%, 05/01/32 .................. 1,010 989,716
6.25%, 05/01/34 .................. 795 773,343
Minmetals Capitals & Securities, Inc.
(e)(g)(i)
(3-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.61%), 4.25% 800 786,557
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.62%), 4.35% 800 784,996
Minsur SA, 4.50%, 10/28/31
(e)
.......... 600 566,793
Navoi Mining & Metallurgical Co.
(e)
6.70%, 10/17/28 .................. 600 612,247
6.75%, 05/14/30 .................. 600 616,745
6.95%, 10/17/31 .................. 600 627,943
Newcastle Coal Infrastructure Group Pty. Ltd.
(d)
4.40%, 09/29/27 .................. 176 174,519
4.70%, 05/12/31 .................. 516 493,468
Newmont Corp.
3.25%, 05/13/30 .................. 1,387 1,316,288
2.60%, 07/15/32 .................. 1,455 1,290,512
5.35%, 03/15/34 .................. 1,180 1,185,400
5.88%, 04/01/35 .................. 441 457,213
4.88%, 03/15/42 .................. 850 775,934
5.45%, 06/09/44 .................. 615 578,153
4.20%, 05/13/50 .................. 536 413,502
Nexa Resources SA
(e)
6.75%, 04/09/34 .................. 800 828,164
6.60%, 04/08/37 .................. 545 556,573
Nickel Industries Ltd., 9.00%, 09/30/30
(e)
.... 1,000 1,020,562
Northern Star Resources Ltd., 6.13%,
04/11/33
(d)
..................... 690 703,170
Novelis Corp.
(d)
4.75%, 01/30/30 .................. 1,935 1,858,255
6.88%, 01/30/30 .................. 755 774,373
3.88%, 08/15/31 .................. 795 721,659
6.38%, 08/15/33 .................. 950 947,742
Nucor Corp.
3.95%, 05/01/28 .................. 816 807,784
2.70%, 06/01/30 .................. 593 548,308
4.65%, 06/01/30 .................. 690 685,375
3.13%, 04/01/32 .................. 575 523,265
5.10%, 06/01/35 .................. 705 695,455
6.40%, 12/01/37 .................. 590 633,503
5.20%, 08/01/43 .................. 425 397,570
4.40%, 05/01/48 .................. 750 608,434
3.85%, 04/01/52 .................. 695 503,509
2.98%, 12/15/55 .................. 532 313,702
Perenti Finance Pty. Ltd., 7.50%, 04/26/29
(d)
. 400 410,129
PLS Group Ltd., 6.88%, 05/01/31
(d)
....... 716 725,540
POSCO
(e)
4.50%, 08/04/27 .................. 800 798,166
5.75%, 01/17/28 .................. 350 354,487
4.50%, 01/16/31
(c)
................. 400 389,579
5.88%, 01/17/33 .................. 400 411,341
5.00%, 01/16/36 .................. 400 380,323
POSCO Holdings, Inc.
(e)
5.13%, 05/07/30 .................. 400 399,530
5.75%, 05/07/35 .................. 400 401,113
Reliance, Inc., 2.15%, 08/15/30 ......... 415 371,532

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Rio Tinto Alcan, Inc.
7.25%, 03/15/31 .................. USD 945 $ 1,030,929
6.13%, 12/15/33 .................. 786 825,033
5.75%, 06/01/35 .................. 537 551,303
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28 .................. 1,090 1,141,078
5.20%, 11/02/40 .................. 1,131 1,081,456
2.75%, 11/02/51 .................. 1,820 1,061,970
Rio Tinto Finance USA plc
4.50%, 03/14/28 .................. 990 990,915
4.88%, 03/14/30 .................. 2,370 2,373,088
5.00%, 03/14/32 .................. 1,135 1,134,787
5.00%, 03/09/33 .................. 965 958,327
5.25%, 03/14/35 .................. 1,830 1,821,892
4.75%, 03/22/42 .................. 828 739,169
4.13%, 08/21/42 .................. 1,116 916,219
5.13%, 03/09/53 .................. 1,340 1,180,907
5.75%, 03/14/55 .................. 1,725 1,660,291
5.88%, 03/14/65 .................. 705 679,317
Samarco Mineracao SA, 9.00%, (9.00% Cash
or 9.00% PIK), 06/30/31
(e)(f)
.......... 5,368 5,379,133
Sibanye-Stillwater UK Financing plc, 6.25%,
11/15/31
(e)
..................... 600 591,724
Skeena Resources Ltd., 8.50%, 04/01/31
(d)
.. 883 922,088
South32 Treasury Ltd., 4.35%, 04/14/32
(d)
... 575 554,257
Southern Copper Corp.
7.50%, 07/27/35 .................. 1,120 1,262,046
5.35%, 06/24/36 .................. 1,510 1,469,622
6.75%, 04/16/40 .................. 1,343 1,450,709
5.25%, 11/08/42 .................. 1,450 1,327,299
5.88%, 04/23/45 .................. 1,736 1,694,655
Steel Dynamics, Inc.
1.65%, 10/15/27 .................. 315 304,406
4.00%, 12/15/28 .................. 735 723,619
3.45%, 04/15/30 .................. 960 911,075
3.25%, 01/15/31 .................. 620 576,312
5.38%, 08/15/34 .................. 710 707,434
5.25%, 05/15/35 .................. 735 723,035
3.25%, 10/15/50 .................. 835 535,611
5.75%, 05/15/55 .................. 395 375,262
SunCoke Energy, Inc., 4.88%, 06/30/29
(d)
... 495 472,529
TMS International Corp., 6.25%, 04/15/29
(d)
.. 355 355,063
Trekor Metals Ltd., 8.25%, 05/01/30
(d)
..... 532 553,197
United States Steel Corp.
6.88%, 03/01/29 .................. 474 474,000
5.20%, 08/01/31
(d)
................. 285 282,092
5.70%, 08/01/36
(d)
................. 245 240,610
6.65%, 06/01/37 .................. 278 284,432
Usiminas International SARL, 7.50%,
01/27/32
(e)
..................... 600 616,844
Vale Overseas Ltd.
3.75%, 07/08/30 .................. 1,751 1,663,959
6.13%, 06/12/33 .................. 1,693 1,757,107
8.25%, 01/17/34 .................. 450 522,843
6.88%, 11/21/36
(c)
................. 934 1,020,724
6.88%, 11/10/39 .................. 951 1,037,829
6.40%, 06/28/54 .................. 2,135 2,123,279
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.43%), 6.00%,
02/25/56
(e)(g)
................... 1,000 995,868
Vale SA, 5.63%, 09/11/42 ............. 671 648,821
Vedanta Resources Finance II plc
(d)
7.00%, 07/13/32 .................. 400 399,939
7.38%, 07/13/34 .................. 800 798,317
7.75%, 07/13/37 .................. 600 601,783
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Volcan Cia Minera SAA, 8.50%, 10/28/32
(e)
.. USD 1,100 $ 1,136,420
Warrior Met Coal, Inc., 7.88%, 12/01/28
(c)(d)
.. 166 167,632
WE Soda Investments Holding plc
(e)
9.50%, 10/06/28 .................. 1,000 1,003,802
9.38%, 02/14/31 .................. 800 778,489
Windfall Mining Group, Inc., 5.85%, 05/13/32
(e)
1,000 1,015,940
Yamana Gold, Inc., 2.63%, 08/15/31 ...... 535 469,543
233,551,686
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Arabian Centres Sukuk IV Ltd., 8.88%,
12/04/30
(e)
..................... 800 794,265
Arbor Realty SR, Inc.
(c)(d)
8.50%, 12/15/28 .................. 485 467,131
7.88%, 07/15/30 .................. 605 550,387
Blackstone Mortgage Trust, Inc.
(d)
7.75%, 12/01/29 .................. 455 470,505
6.25%, 06/01/31 .................. 520 497,796
EF Holdco, 7.38%, 09/30/30
(d)
.......... 590 586,900
Ladder Capital Finance Holdings LLLP
4.75%, 06/15/29
(d)
................. 950 925,583
5.50%, 08/01/30 .................. 605 603,205
7.00%, 07/15/31
(d)
................. 795 822,118
Rithm Capital Corp.
(d)
8.00%, 04/01/29 .................. 925 930,896
8.00%, 07/15/30 .................. 551 550,081
8.50%, 06/01/31 .................. 595 596,591
Starwood Property Trust, Inc.
(d)
5.25%, 10/15/28 .................. 990 981,400
7.25%, 04/01/29 .................. 595 613,087
5.88%, 08/15/29 .................. 570 571,641
6.00%, 04/15/30 .................. 495 496,095
6.50%, 07/01/30 .................. 545 553,343
6.50%, 10/15/30 .................. 585 593,215
5.75%, 01/15/31 .................. 625 616,034
6.13%, 06/01/31 .................. 1,545 1,541,199
13,761,472
Multi-Utilities — 0.4%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28
(e)
................. 800 761,788
4.38%, 01/24/29
(e)
................. 400 394,357
4.88%, 04/23/30
(e)
................. 1,400 1,389,839
5.13%, 08/03/31
(d)
................. 1,000 996,610
4.38%, 10/09/31
(e)
................. 1,000 961,156
4.70%, 04/24/33
(e)
................. 1,200 1,164,435
6.50%, 10/27/36
(d)
................. 1,100 1,189,862
4.75%, 03/09/37
(e)
................. 870 810,030
4.00%, 10/03/49
(e)
................. 800 593,428
3.40%, 04/29/51
(e)
................. 800 522,268
Algonquin Power & Utilities Corp., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.25%), 4.75%, 01/18/82
(g)
.... —
(l)
99
Ameren Corp.
1.75%, 03/15/28 .................. 345 329,148
5.00%, 01/15/29 .................. 835 838,858
3.50%, 01/15/31 .................. 903 849,023
5.38%, 03/15/35 .................. 590 584,280
5.00%, 05/15/36 .................. 670 641,959
Ameren Illinois Co.
3.80%, 05/15/28 .................. 165 162,941
1.55%, 11/15/30 .................. 410 357,923
3.85%, 09/01/32 .................. 540 506,950
4.95%, 06/01/33 .................. 575 566,880
4.15%, 03/15/46 .................. 685 539,130
3.70%, 12/01/47 .................. 652 470,423

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
4.50%, 03/15/49 .................. USD 800 $ 644,692
3.25%, 03/15/50 .................. 429 280,519
2.90%, 06/15/51 .................. 433 261,181
5.90%, 12/01/52 .................. 426 416,619
5.55%, 07/01/54 .................. 735 680,936
5.63%, 03/01/55 .................. 830 775,095
Avista Corp.
4.35%, 06/01/48 .................. 775 611,780
4.00%, 04/01/52 .................. 670 485,013
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 .................. 920 900,173
3.70%, 07/15/30 .................. 1,350 1,294,390
1.65%, 05/15/31 .................. 857 737,214
6.13%, 04/01/36 .................. 1,995 2,078,075
5.95%, 05/15/37 .................. 778 804,419
5.15%, 11/15/43 .................. 808 733,119
4.50%, 02/01/45 .................. 950 779,870
3.80%, 07/15/48 .................. 810 579,826
4.45%, 01/15/49 .................. 1,075 843,447
4.25%, 10/15/50 .................. 1,071 810,537
2.85%, 05/15/51 .................. 1,648 954,219
4.60%, 05/01/53 .................. 1,009 799,970
Black Hills Corp.
5.95%, 03/15/28 .................. 586 595,773
3.05%, 10/15/29 .................. 862 813,482
2.50%, 06/15/30 .................. 537 488,464
4.55%, 01/31/31 .................. 660 643,576
4.35%, 05/01/33 .................. 565 528,593
6.15%, 05/15/34 .................. 505 521,578
6.00%, 01/15/35 .................. 425 431,954
4.20%, 09/15/46 .................. 644 497,482
3.88%, 10/15/49 .................. 1,421 997,440
CenterPoint Energy, Inc.
5.40%, 06/01/29 .................. 680 690,597
2.95%, 03/01/30 .................. 457 426,134
Series E, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.89%),
6.40%, 08/15/58
(g)
............... 175 174,866
Centrica plc, 5.38%, 10/16/43
(c)(d)
........ 410 365,370
CMS Energy Corp.
3.45%, 08/15/27 .................. 261 258,031
4.88%, 03/01/44 .................. 352 300,618
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.12%), 4.75%,
06/01/50
(g)
.................... 728 708,081
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.90%), 3.75%,
12/01/50
(g)
.................... 552 507,704
Consolidated Edison Co. of New York, Inc.
Series B, 3.13%, 11/15/27 ............ 545 535,736
3.80%, 05/15/28 .................. 555 547,936
Series D, 4.00%, 12/01/28 ........... 980 966,991
Series 20A, 3.35%, 04/01/30 .......... 695 660,051
2.40%, 06/15/31 .................. 998 891,079
5.20%, 03/01/33 .................. 1,580 1,584,478
5.50%, 03/15/34 .................. 550 558,417
5.38%, 05/15/34 .................. 445 446,512
Series 05-A, 5.30%, 03/01/35 ......... 410 408,164
5.13%, 03/15/35 .................. 105 102,903
Series 06-A, 5.85%, 03/15/36 ......... 1,206 1,237,832
5.15%, 06/15/36
(c)
................. 555 541,085
Series 06-B, 6.20%, 06/15/36 ......... 510 535,588
Series 07-A, 6.30%, 08/15/37 ......... 725 764,775
Series 08-B, 6.75%, 04/01/38 ......... 827 909,236
Series 09-C, 5.50%, 12/01/39 ......... 600 587,173
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
5.70%, 06/15/40 .................. USD 393 $ 390,148
Series 12-A, 4.20%, 03/15/42 ......... 578 471,787
3.95%, 03/01/43 .................. 935 730,016
4.45%, 03/15/44 .................. 838 692,511
4.50%, 12/01/45 .................. 836 682,188
3.85%, 06/15/46 .................. 788 581,592
Series 2017, 3.88%, 06/15/47 ......... 619 452,438
Series E, 4.65%, 12/01/48 ............ 820 667,682
Series A, 4.13%, 05/15/49 ............ 710 533,524
Series 20B, 3.95%, 04/01/50 .......... 1,190 874,602
3.20%, 12/01/51 .................. 860 537,765
6.15%, 11/15/52 .................. 880 875,570
5.90%, 11/15/53 .................. 1,010 967,104
5.70%, 05/15/54 .................. 1,075 1,005,341
4.63%, 12/01/54 .................. 767 604,899
5.50%, 03/15/55 .................. 115 103,923
5.75%, 11/15/55 .................. 800 749,598
5.88%, 06/15/56 .................. 755 718,494
Series C, 4.30%, 12/01/56 ........... 615 457,201
Series C, 4.00%, 11/15/57 ............ 728 510,856
4.50%, 05/15/58 .................. 726 554,449
3.70%, 11/15/59 .................. 572 372,160
Series C, 3.00%, 12/01/60 ........... 547 301,129
3.60%, 06/15/61 .................. 683 437,824
Consumers Energy Co.
4.65%, 03/01/28 .................. 403 403,939
3.80%, 11/15/28 .................. 343 337,424
4.90%, 02/15/29
(c)
................. 900 905,250
4.60%, 05/30/29 .................. 668 667,087
4.70%, 01/15/30 .................. 330 328,879
4.50%, 01/15/31 .................. 820 806,595
4.90%, 08/15/31 .................. 375 373,632
3.60%, 08/15/32 .................. 390 362,728
4.63%, 05/15/33 .................. 1,480 1,433,988
5.05%, 05/15/35 .................. 900 883,509
5.13%, 05/01/36 .................. 970 949,862
3.95%, 05/15/43 .................. 251 197,185
3.25%, 08/15/46 .................. 1,055 721,007
3.95%, 07/15/47 .................. 385 290,071
4.05%, 05/15/48 .................. 1,030 784,326
4.35%, 04/15/49 .................. 735 581,549
3.75%, 02/15/50 .................. 815 582,563
3.10%, 08/15/50 .................. 1,258 799,669
3.50%, 08/01/51 .................. 659 447,656
2.65%, 08/15/52 .................. 357 203,613
4.20%, 09/01/52 .................. 835 632,240
6.10%, 08/15/56 .................. 220 219,382
Delmarva Power & Light Co., 4.15%, 05/15/45 585 460,462
Dominion Energy, Inc.
4.60%, 05/15/28 .................. 900 898,817
4.25%, 06/01/28 .................. 719 713,328
Series C, 3.38%, 04/01/30 ........... 2,349 2,226,351
5.00%, 06/15/30 .................. 1,195 1,196,945
Series C, 2.25%, 08/15/31 ........... 650 570,200
Series A, 4.35%, 08/15/32 ............ 425 406,079
5.38%, 11/15/32 .................. 890 896,233
Series E, 6.30%, 03/15/33 ............ 458 479,854
Series F, 5.25%, 08/01/33 ............ 400 396,207
5.45%, 03/15/35 .................. 785 776,214
Series B, 5.95%, 06/15/35 ............ 670 687,061
5.35%, 06/15/36 .................. 860 836,632
7.00%, 06/15/38 .................. 609 668,897
Series B, 3.30%, 04/15/41 ............ 640 471,653
Series C, 4.90%, 08/01/41 ........... 705 627,602
Series C, 4.05%, 09/15/42 ........... 521 406,647

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
4.70%, 12/01/44 .................. USD 390 $ 323,843
Series A, 4.60%, 03/15/49 ............ 425 336,048
Series B, 4.85%, 08/15/52 ............ 1,280 1,049,015
DTE Energy Co.
4.88%, 06/01/28 .................. 2,765 2,772,737
5.10%, 03/01/29 .................. 1,160 1,168,950
Series C, 3.40%, 06/15/29 ........... 621 597,195
2.95%, 03/01/30 .................. 615 576,065
5.20%, 04/01/30 .................. 1,280 1,288,578
5.85%, 06/01/34 .................. 1,105 1,134,177
5.05%, 10/01/35 .................. 450 432,668
Series C, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.81%),
6.20%, 07/01/58
(g)
............... 560 558,149
Engie SA
(d)
5.25%, 04/10/29 .................. 580 586,033
5.63%, 04/10/34 .................. 625 635,162
5.88%, 04/10/54 .................. 615 588,253
National Grid plc
5.60%, 06/12/28 .................. 745 757,078
5.81%, 06/12/33 .................. 820 840,388
5.42%, 01/11/34 .................. 815 813,873
5.41%, 06/09/36 .................. 680 662,902
New York State Electric & Gas Corp.
(d)
5.65%, 08/15/28 .................. 1,035 1,052,332
5.00%, 08/15/31 .................. 385 383,128
2.15%, 10/01/31 .................. 825 719,955
5.85%, 08/15/33 .................. 375 384,804
5.30%, 08/15/34 .................. 830 822,165
5.05%, 08/15/35 .................. 530 512,940
5.45%, 08/15/36 .................. 385 379,624
3.30%, 09/15/49
(c)
................. 423 279,310
NiSource, Inc.
5.25%, 03/30/28 .................. 660 666,181
5.20%, 07/01/29 .................. 820 829,546
2.95%, 09/01/29 .................. 2,625 2,485,870
3.60%, 05/01/30 .................. 2,520 2,403,998
1.70%, 02/15/31 .................. 885 766,712
4.75%, 05/18/31 .................. 1,250 1,234,777
5.40%, 06/30/33 .................. 585 589,391
5.35%, 04/01/34 .................. 695 695,148
5.35%, 07/15/35 .................. 2,040 2,014,582
5.30%, 05/18/36 .................. 630 615,914
5.95%, 06/15/41 .................. 426 423,911
5.25%, 02/15/43 .................. 895 811,230
4.80%, 02/15/44 .................. 860 733,050
5.65%, 02/01/45 .................. 595 558,701
4.38%, 05/15/47 .................. 1,182 931,665
3.95%, 03/30/48 .................. 948 692,377
5.00%, 06/15/52 .................. 655 551,510
5.85%, 04/01/55 .................. 1,810 1,699,397
NorthWestern Corp.
5.07%, 03/21/30
(d)
................. 220 220,433
4.18%, 11/15/44 .................. 625 500,031
Public Service Enterprise Group, Inc.
5.85%, 11/15/27 .................. 310 314,810
5.88%, 10/15/28 .................. 730 746,036
5.20%, 04/01/29 .................. 865 872,505
4.90%, 03/15/30 .................. 445 444,034
1.60%, 08/15/30 .................. 965 844,369
4.80%, 06/15/31 .................. 590 582,923
2.45%, 11/15/31 .................. 450 395,035
6.13%, 10/15/33 .................. 595 618,405
5.45%, 04/01/34 .................. 630 630,580
5.40%, 03/15/35 .................. 455 451,059
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Puget Energy, Inc.
2.38%, 06/15/28 .................. USD 775 $ 742,031
4.10%, 06/15/30 .................. 639 613,885
4.22%, 03/15/32 .................. 700 664,385
5.73%, 03/15/35 .................. 375 370,101
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.96%), 7.00%,
09/15/56
(g)
.................... 525 526,750
Puget Sound Energy, Inc.
5.33%, 06/15/34 .................. 455 456,019
6.27%, 03/15/37 .................. 475 503,329
5.76%, 10/01/39 .................. 389 388,108
5.80%, 03/15/40 .................. 390 386,125
5.64%, 04/15/41 .................. 405 393,961
4.30%, 05/20/45 .................. 376 300,527
4.22%, 06/15/48 .................. 935 724,546
3.25%, 09/15/49 .................. 837 543,945
2.89%, 09/15/51 .................. 690 410,706
5.45%, 06/01/53 .................. 1,530 1,398,101
5.69%, 06/15/54 .................. 420 396,401
5.60%, 09/15/55 .................. 675 624,184
San Diego Gas & Electric Co.
4.95%, 08/15/28 .................. 1,055 1,061,407
Series VVV, 1.70%, 10/01/30 .......... 1,220 1,072,839
Series XXX, 3.00%, 03/15/32 .......... 680 610,802
5.40%, 04/15/35 .................. 1,020 1,017,051
Series DDDD, 5.20%, 03/15/36 ........ 585 571,003
6.00%, 06/01/39 .................. 365 374,072
4.50%, 08/15/40 .................. 772 674,146
Series RRR, 3.75%, 06/01/47 ......... 471 340,231
4.15%, 05/15/48 .................. 685 519,884
Series TTT, 4.10%, 06/15/49 .......... 722 538,354
3.32%, 04/15/50 .................. 765 492,268
2.95%, 08/15/51 .................. 1,050 635,260
3.70%, 03/15/52 .................. 265 181,099
5.35%, 04/01/53 .................. 1,025 913,270
5.55%, 04/15/54 .................. 755 690,358
Series EEEE, 5.95%, 03/15/56 ......... 635 613,096
Sempra
3.40%, 02/01/28 .................. 1,252 1,227,949
3.70%, 04/01/29 .................. 705 685,555
5.50%, 08/01/33 .................. 665 671,027
5.25%, 03/15/36 .................. 1,425 1,375,621
3.80%, 02/01/38 .................. 958 793,845
6.00%, 10/15/39 .................. 891 895,121
4.00%, 02/01/48 .................. 1,073 780,680
Southern Co. Gas Capital Corp.
Series A, 4.05%, 09/15/28 ............ 565 557,973
Series 20-A, 1.75%, 01/15/31 ......... 670 586,115
5.15%, 09/15/32 .................. 235 235,577
5.75%, 09/15/33 .................. 675 691,852
4.95%, 09/15/34 .................. 325 315,533
Series B, 5.10%, 09/15/35 ............ 705 683,757
5.88%, 03/15/41 .................. 434 433,757
4.40%, 06/01/43 .................. 750 617,406
3.95%, 10/01/46 .................. 655 490,255
4.40%, 05/30/47 .................. 522 414,941
Series 21A, 3.15%, 09/30/51 .......... 790 493,051
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.82%), 6.05%,
09/15/56
(g)
.................... 660 656,639
WEC Energy Group, Inc.
5.15%, 10/01/27 .................. 495 497,907
1.38%, 10/15/27 .................. 560 539,531
4.75%, 01/15/28 .................. 880 881,670

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
2.20%, 12/15/28 .................. USD 555 $ 523,957
1.80%, 10/15/30 .................. 623 550,004
170,561,836
Office REITs — 0.1%
Boston Properties LP
6.75%, 12/01/27 .................. 1,165 1,194,307
4.50%, 12/01/28 .................. 1,198 1,189,101
3.40%, 06/21/29 .................. 1,225 1,173,918
2.90%, 03/15/30 .................. 831 769,981
3.25%, 01/30/31 .................. 1,520 1,401,369
2.55%, 04/01/32 .................. 1,062 916,705
2.45%, 10/01/33 .................. 1,365 1,109,127
6.50%, 01/15/34 .................. 320 333,801
5.75%, 01/15/35 .................. 1,385 1,375,528
Brandywine Operating Partnership LP
(h)
3.95%, 11/15/27 .................. 475 463,053
8.30%, 03/15/28 .................. 535 554,950
8.88%, 04/12/29 .................. 590 619,565
4.55%, 10/01/29 .................. 447 418,554
6.13%, 01/15/31
(c)
................. 470 451,144
COPT Defense Properties LP
2.00%, 01/15/29 .................. 825 770,124
4.50%, 10/15/30 .................. 465 454,024
2.75%, 04/15/31 .................. 760 682,391
2.90%, 12/01/33 .................. 485 407,610
Cousins Properties LP
5.25%, 07/15/30 .................. 515 515,975
5.38%, 02/15/32 .................. 745 747,366
4.88%, 03/01/33 .................. 370 354,930
5.88%, 10/01/34 .................. 545 549,235
Highwoods Realty LP
4.13%, 03/15/28 .................. 332 327,197
4.20%, 04/15/29 .................. 390 380,512
3.05%, 02/15/30 .................. 465 431,899
2.60%, 02/01/31 .................. 502 445,672
5.35%, 01/15/33 .................. 150 147,089
7.65%, 02/01/34 .................. 335 368,139
Hudson Pacific Properties LP
3.95%, 11/01/27 .................. 466 453,655
5.95%, 02/15/28 .................. 355 351,651
4.65%, 04/01/29
(c)
................. 604 568,869
3.25%, 01/15/30 .................. 430 376,603
Kilroy Realty LP
4.75%, 12/15/28 .................. 560 554,553
4.25%, 08/15/29 .................. 597 578,051
3.05%, 02/15/30 .................. 685 628,960
2.50%, 11/15/32 .................. 900 739,171
2.65%, 11/15/33 .................. 765 610,648
5.88%, 10/15/35 .................. 365 354,131
6.25%, 01/15/36 .................. 400 398,247
Piedmont Operating Partnership LP
6.88%, 07/15/29 .................. 160 166,543
3.15%, 08/15/30 .................. 535 488,060
2.75%, 04/01/32 .................. 210 178,778
5.63%, 01/15/33 .................. 250 245,749
25,246,935
Oil, Gas & Consumable Fuels — 2.2%
3R Lux SARL, 9.75%, 02/05/31
(e)
........ 600 634,663
Abu Dhabi Crude Oil Pipeline LLC
(e)
3.65%, 11/02/29 .................. 1,000 954,913
4.60%, 11/02/47 .................. 2,600 2,228,284
Acu Petroleo Luxembourg SARL, 7.50%,
01/13/32
(e)
..................... 601 616,126
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Adnoc Murban Rsc Ltd.
(e)
4.25%, 09/11/29 .................. USD 1,000 $ 977,039
4.50%, 09/11/34 .................. 1,600 1,511,415
5.13%, 09/11/54 .................. 1,800 1,531,626
Adnoc Murban Sukuk Ltd., 4.75%, 05/06/35
(e)
. 2,000 1,939,287
Aethon United BR LP, 7.50%, 10/01/29
(d)
.... 1,096 1,137,597
AI Candelaria -spain- SA, 5.75%, 06/15/33
(e)
. 750 690,088
Aker BP ASA
(d)
5.60%, 06/13/28 .................. 520 528,162
3.75%, 01/15/30 .................. 1,012 970,792
4.00%, 01/15/31 .................. 1,045 999,023
3.10%, 07/15/31 .................. 938 849,630
6.00%, 06/13/33 .................. 765 785,149
5.13%, 10/01/34 .................. 655 630,729
5.25%, 10/30/35 .................. 1,065 1,023,005
5.80%, 10/01/54 .................. 755 675,248
Alliance Resource Operating Partners LP,
8.63%, 06/15/29
(d)
................ 415 432,621
Antero Midstream Partners LP
(d)
5.75%, 01/15/28 .................. 649 648,915
5.38%, 06/15/29 .................. 836 833,449
6.63%, 02/01/32 .................. 645 656,333
5.75%, 10/15/33 .................. 895 879,723
5.75%, 07/01/34 .................. 687 672,166
Antero Resources Corp.
5.38%, 03/01/30
(d)
................. 2,540 2,545,712
5.40%, 02/01/36 .................. 820 789,324
APA Corp.
4.25%, 01/15/30 .................. 540 526,761
6.10%, 02/15/35 .................. 390 395,409
6.00%, 01/15/37 .................. 205 204,486
5.10%, 09/01/40 .................. 490 441,153
5.35%, 07/01/49 .................. 488 408,693
6.75%, 02/15/55 .................. 870 869,292
APA Infrastructure Ltd.
(d)
5.13%, 09/16/34 .................. 1,285 1,246,720
5.00%, 03/23/35 .................. 255 244,630
5.75%, 09/16/44 .................. 180 171,814
Ascent Resources Utica Holdings LLC
(d)
9.00%, 11/01/27 .................. 315 334,773
5.88%, 06/30/29 .................. 515 513,258
6.63%, 10/15/32 .................. 690 694,271
6.63%, 07/15/33 .................. 592 594,177
Azule Energy Finance plc
(e)
8.13%, 01/23/30 .................. 1,400 1,420,768
8.25%, 01/22/31 .................. 1,200 1,220,014
8.63%, 01/22/33 .................. 800 819,767
Bapco Energies BSC Closed, 7.50%, 10/25/27
(c)
(e)
.......................... 700 696,612
Bapco Energies Sukuk Ltd.
(e)
5.25%, 04/08/29 .................. 800 754,284
6.63%, 05/25/33 .................. 800 786,000
6.25%, 01/29/35 .................. 1,200 1,156,358
BKV Upstream Midstream LLC, 7.50%,
10/15/30
(d)
..................... 615 614,732
Blue Racer Midstream LLC
(d)
7.00%, 07/15/29 .................. 590 605,833
7.25%, 07/15/32 .................. 525 539,285
Boardwalk Pipelines LP
4.80%, 05/03/29 .................. 714 712,898
3.40%, 02/15/31 .................. 860 797,240
3.60%, 09/01/32 .................. 335 306,852
5.63%, 08/01/34 .................. 840 840,795
5.38%, 02/15/36 .................. 525 511,771

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
BP Capital Markets America, Inc.
5.02%, 11/17/27 .................. USD 1,125 $ 1,132,981
3.94%, 09/21/28 .................. 1,400 1,381,282
4.23%, 11/06/28 .................. 2,282 2,262,694
4.70%, 04/10/29 .................. 1,795 1,797,107
4.97%, 10/17/29 .................. 1,060 1,067,287
4.87%, 11/25/29 .................. 845 848,204
3.63%, 04/06/30 .................. 1,487 1,428,414
1.75%, 08/10/30 .................. 1,125 1,000,626
2.72%, 01/12/32 .................. 2,415 2,152,387
4.81%, 02/13/33 .................. 2,695 2,640,313
4.89%, 09/11/33 .................. 1,635 1,603,885
4.99%, 04/10/34 .................. 1,500 1,475,959
5.23%, 11/17/34 .................. 2,045 2,043,717
3.06%, 06/17/41 .................. 1,840 1,344,033
3.00%, 02/24/50 .................. 3,091 1,912,796
2.77%, 11/10/50 .................. 2,108 1,236,717
2.94%, 06/04/51 .................. 2,553 1,542,434
3.00%, 03/17/52 .................. 1,370 833,329
3.38%, 02/08/61 .................. 1,913 1,170,053
BP Capital Markets plc
3.28%, 09/19/27 .................. 1,518 1,500,273
3.72%, 11/28/28 .................. 1,032 1,011,760
Breakwater Energy Holdings SARL, 9.25%,
11/15/30
(d)
..................... 1,345 1,421,150
Buckeye Partners LP
4.13%, 12/01/27 .................. 605 594,871
4.50%, 03/01/28
(d)
................. 670 661,835
6.88%, 07/01/29
(d)
................. 715 731,345
6.75%, 02/01/30
(d)
................. 590 605,247
6.75%, 08/15/33 .................. 160 163,857
5.85%, 11/15/43 .................. 485 432,143
5.60%, 10/15/44 .................. 312 271,493
Burlington Resources LLC
7.20%, 08/15/31 .................. 520 571,878
5.95%, 10/15/36 .................. 580 603,732
California Resources Corp.
(d)
7.00%, 01/15/34 .................. 855 837,151
7.25%, 01/15/35 .................. 670 661,668
Calumet Specialty Products Partners LP
(d)
9.75%, 07/15/28 .................. 305 313,732
9.75%, 02/15/31 .................. 805 860,989
Cameron LNG LLC
(d)
2.90%, 07/15/31 .................. 1,058 957,910
3.30%, 01/15/35 .................. 1,406 1,203,448
3.40%, 01/15/38 .................. 985 845,753
3.70%, 01/15/39 .................. 1,170 967,957
Canadian Natural Resources Ltd.
5.00%, 12/15/29 .................. 945 949,873
2.95%, 07/15/30 .................. 1,272 1,181,728
7.20%, 01/15/32 .................. 660 721,926
6.45%, 06/30/33 .................. 800 851,521
5.40%, 12/15/34 .................. 150 148,958
5.85%, 02/01/35 .................. 441 450,540
6.50%, 02/15/37 .................. 775 822,382
6.25%, 03/15/38 .................. 1,240 1,285,114
6.75%, 02/01/39 .................. 509 544,164
4.95%, 06/01/47 .................. 1,350 1,149,523
Caturus Energy LLC
(d)
8.50%, 02/15/30 .................. 535 554,249
7.13%, 05/15/31 .................. 705 700,330
Cenovus Energy, Inc.
4.65%, 03/20/31 .................. 895 877,363
2.65%, 01/15/32 .................. 665 588,772
5.40%, 03/20/36 .................. 640 623,789
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.25%, 06/15/37 .................. USD 640 $ 607,700
6.75%, 11/15/39 .................. 664 716,587
5.40%, 06/15/47 .................. 690 613,033
3.75%, 02/15/52 .................. 1,234 848,723
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 .................. 1,706 1,645,205
2.74%, 12/31/39 .................. 750 628,033
Cheniere Energy Partners LP
4.50%, 10/01/29 .................. 3,050 3,017,183
4.00%, 03/01/31 .................. 1,930 1,841,306
3.25%, 01/31/32 .................. 1,600 1,446,185
5.95%, 06/30/33 .................. 1,381 1,421,871
5.75%, 08/15/34 .................. 1,665 1,684,669
5.55%, 10/30/35 .................. 950 943,621
5.35%, 11/30/36
(d)
................. 1,860 1,807,622
6.05%, 11/30/56
(d)
................. 980 939,896
Cheniere Energy, Inc.
4.63%, 10/15/28 .................. 2,921 2,907,193
5.65%, 04/15/34 .................. 885 892,930
5.20%, 07/30/36
(d)
................. 1,630 1,576,164
6.00%, 07/30/56
(d)
................. 545 520,550
Chevron Corp.
2.24%, 05/11/30 .................. 2,091 1,913,441
3.08%, 05/11/50 .................. 1,545 986,612
Chevron USA, Inc.
1.02%, 08/12/27 .................. 940 909,764
3.95%, 08/13/27 .................. 450 448,743
3.85%, 01/15/28 .................. 854 847,839
4.48%, 02/26/28 .................. 1,055 1,056,218
4.05%, 08/13/28 .................. 1,000 994,301
3.25%, 10/15/29 .................. 1,033 992,233
4.69%, 04/15/30 .................. 1,030 1,030,300
4.30%, 10/15/30 .................. 1,125 1,109,820
4.82%, 04/15/32 .................. 1,085 1,083,747
4.50%, 10/15/32 .................. 1,260 1,239,104
4.98%, 04/15/35 .................. 915 905,300
4.85%, 10/15/35 .................. 960 938,217
6.00%, 03/01/41 .................. 475 504,656
5.25%, 11/15/43 .................. 580 552,253
2.34%, 08/12/50 .................. 793 431,249
Chord Energy Corp.
(d)
6.00%, 10/01/30 .................. 900 903,784
6.75%, 03/15/33 .................. 890 905,378
Cia General de Combustibles SA, 11.88%,
11/28/30
(e)
..................... 600 611,930
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33
(d)
100 103,505
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41
(d)
400 423,856
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42
(d)
600 578,521
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 .................. 1,100 1,042,682
4.25%, 05/09/43 .................. 800 701,225
3.30%, 09/30/49 .................. 800 580,634
CNOOC Finance 2014 ULC, 4.88%, 04/30/44 600 565,441
CNOOC Finance 2015 Australia Pty. Ltd.,
4.20%, 05/05/45 ................. 820 705,767
CNOOC Finance 2015 USA LLC, 4.38%,
05/02/28 ...................... 1,400 1,394,111
CNOOC Petroleum North America ULC
7.88%, 03/15/32
(c)
................. 320 364,937
5.88%, 03/10/35 .................. 510 543,178
6.40%, 05/15/37 .................. 1,090 1,219,992
7.50%, 07/30/39 .................. 610 755,627
CNPC Global Capital Ltd., 2.00%, 06/23/30
(e)
. 1,400 1,273,061
CNPC HK Overseas Capital Ltd., 5.95%,
04/28/41
(d)
..................... 400 429,756

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
CNX Midstream Partners LP, 4.75%, 04/15/30
(d)
USD 440 $ 421,600
CNX Resources Corp.
(d)
7.38%, 01/15/31 .................. 530 541,923
7.25%, 03/01/32 .................. 675 693,701
5.88%, 03/01/34 .................. 600 581,163
Colonial Enterprises, Inc.
(d)
3.25%, 05/15/30 .................. 706 656,499
5.63%, 11/15/35 .................. 360 352,932
Colonial Pipeline Co.
(d)
7.63%, 04/15/32 .................. 655 710,629
4.20%, 04/15/43 .................. 471 357,539
4.25%, 04/15/48 .................. 780 567,147
Columbia Pipeline Group, Inc., 5.80%, 06/01/45 922 882,091
Columbia Pipelines Holding Co. LLC
(d)
6.04%, 08/15/28 .................. 1,095 1,119,986
5.10%, 10/01/31 .................. 485 480,300
5.00%, 11/17/32 .................. 125 122,109
5.68%, 01/15/34 .................. 575 577,825
Columbia Pipelines Operating Co. LLC
(d)
5.93%, 08/15/30 .................. 800 825,747
6.04%, 11/15/33 .................. 1,725 1,779,254
5.44%, 02/15/35 .................. 70 69,438
5.51%, 05/15/36 .................. 1,110 1,089,568
6.50%, 08/15/43 .................. 1,045 1,075,244
6.54%, 11/15/53 .................. 1,565 1,591,957
5.70%, 10/01/54 .................. 475 433,614
5.96%, 02/15/55 .................. 240 226,961
6.71%, 08/15/63 .................. 445 462,067
Comstock Resources, Inc.
(d)
6.75%, 03/01/29 .................. 1,815 1,786,593
5.88%, 01/15/30 .................. 1,235 1,163,298
ConocoPhillips
5.90%, 10/15/32 .................. 500 525,622
5.90%, 05/15/38 .................. 740 764,762
6.50%, 02/01/39 .................. 1,205 1,303,277
4.88%, 10/01/47 .................. 563 480,701
ConocoPhillips Co.
6.95%, 04/15/29 .................. 885 935,590
4.70%, 01/15/30 .................. 2,000 1,994,096
4.85%, 01/15/32 .................. 790 788,335
5.05%, 09/15/33 .................. 2,525 2,522,931
5.00%, 01/15/35 .................. 1,410 1,381,280
3.76%, 03/15/42 .................. 1,114 868,668
4.30%, 11/15/44 .................. 1,078 873,294
5.95%, 03/15/46 .................. 470 464,842
3.80%, 03/15/52 .................. 1,435 1,005,118
5.30%, 05/15/53 .................. 1,395 1,236,917
5.55%, 03/15/54 .................. 1,165 1,073,484
5.50%, 01/15/55 .................. 1,385 1,265,799
4.03%, 03/15/62 .................. 1,886 1,300,471
5.70%, 09/15/63 .................. 845 778,497
5.65%, 01/15/65 .................. 575 526,162
Contemporary Ruiding Development Ltd.,
2.63%, 09/17/30
(e)
................ 400 367,331
Continental Resources, Inc.
4.38%, 01/15/28 .................. 1,434 1,423,070
5.75%, 01/15/31
(d)
................. 1,775 1,799,673
2.88%, 04/01/32
(d)
................. 1,125 981,553
4.90%, 06/01/44 .................. 1,309 1,041,995
Conuma Resources Ltd., 13.13%, 05/01/28
(c)(d)
222 214,988
Coronado Finance Pty. Ltd., 9.25%, 10/01/29
(d)
423 355,328
CQP Holdco LP
(d)
5.50%, 06/15/31 .................. 1,485 1,446,846
7.50%, 12/15/33 .................. 605 633,855
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Crescent Energy Finance LLC
(d)
9.75%, 10/15/30 .................. USD 365 $ 388,160
7.63%, 04/01/32 .................. 1,705 1,723,673
7.88%, 04/15/32 .................. 1,100 1,120,385
7.38%, 01/15/33 .................. 1,045 1,049,844
8.38%, 01/15/34 .................. 745 768,450
CVR Energy, Inc.
(d)
5.75%, 02/15/28 .................. 207 206,428
7.50%, 02/15/31 .................. 695 703,960
7.88%, 02/15/34 .................. 505 512,882
Dangote Petroleum Refinery And
Petrochemicals Fze, Series 4A2, 7.50%,
07/16/31
(d)
..................... 800 798,944
DBR Land Holdings LLC, 6.25%, 12/01/30
(d)
. 585 589,686
DCP Midstream Operating LP
5.13%, 05/15/29 .................. 815 819,743
8.13%, 08/16/30 .................. 340 377,491
3.25%, 02/15/32 .................. 415 377,485
6.45%, 11/03/36
(d)
................. 309 321,951
6.75%, 09/15/37
(d)
................. 602 646,685
5.60%, 04/01/44 .................. 715 659,256
Delek Logistics Partners LP
(d)
8.63%, 03/15/29 .................. 715 742,129
7.38%, 06/30/33 .................. 930 951,813
6.88%, 06/01/34 .................. 919 923,018
Devon Energy Corp.
5.25%, 10/15/27 .................. 1,196 1,196,211
5.88%, 06/15/28 .................. 319 319,328
4.38%, 03/15/29
(d)
................. 592 584,928
4.50%, 01/15/30 .................. 1,176 1,162,137
7.88%, 09/30/31 .................. 514 580,197
7.95%, 04/15/32 .................. 780 883,239
5.60%, 03/15/34
(d)
................. 865 872,009
5.20%, 09/15/34 .................. 1,385 1,362,640
5.40%, 02/15/35
(d)
................. 530 522,971
5.60%, 07/15/41 .................. 1,472 1,412,122
4.75%, 05/15/42 .................. 1,218 1,047,163
5.00%, 06/15/45 .................. 1,535 1,321,705
5.75%, 09/15/54
(c)
................. 1,460 1,344,950
5.90%, 02/15/55
(d)
................. 830 775,848
Diamondback Energy, Inc.
3.50%, 12/01/29 .................. 1,424 1,366,112
5.15%, 01/30/30 .................. 1,130 1,138,233
3.13%, 03/24/31 .................. 903 832,847
6.25%, 03/15/33 .................. 1,350 1,415,490
5.40%, 04/18/34 .................. 1,700 1,695,604
5.55%, 04/01/35 .................. 1,195 1,199,926
6.25%, 03/15/53 .................. 1,005 997,906
5.75%, 04/18/54 .................. 2,170 2,019,736
5.90%, 04/18/64 .................. 1,025 952,262
DT Midstream, Inc.
(d)
4.13%, 06/15/29 .................. 1,595 1,555,743
4.38%, 06/15/31 .................. 1,225 1,171,835
4.30%, 04/15/32 .................. 690 651,524
5.80%, 12/15/34 .................. 605 605,339
Eastern Energy Gas Holdings LLC
5.80%, 01/15/35 .................. 675 685,194
5.65%, 10/15/54 .................. 850 774,153
6.20%, 01/15/55 .................. 360 353,676
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 .................. 704 662,999
4.80%, 11/01/43 .................. 517 446,522
4.60%, 12/15/44 .................. 575 476,202
EIG Pearl Holdings SARL
(e)
3.55%, 08/31/36 .................. 1,358 1,202,796

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.39%, 11/30/46 .................. USD 1,465 $ 1,137,063
El Paso Natural Gas Co. LLC, 3.50%,
02/15/32
(d)
..................... 382 351,429
Enbridge Energy Partners LP
Series B, 7.50%, 04/15/38 ............ 532 602,292
5.50%, 09/15/40 .................. 745 712,614
7.38%, 10/15/45 .................. 1,550 1,723,691
Enbridge, Inc.
4.60%, 06/20/28 .................. 700 698,742
6.00%, 11/15/28 .................. 1,030 1,057,944
4.20%, 11/20/28 .................. 865 855,252
5.30%, 04/05/29 .................. 620 627,974
3.13%, 11/15/29 .................. 1,179 1,118,506
4.90%, 06/20/30 .................. 495 493,986
6.20%, 11/15/30 .................. 480 500,923
4.50%, 02/15/31 .................. 705 688,722
4.85%, 03/27/31 .................. 1,235 1,223,152
5.70%, 03/08/33 .................. 2,685 2,738,387
2.50%, 08/01/33 .................. 1,255 1,053,489
5.63%, 04/05/34 .................. 1,440 1,456,274
5.55%, 06/20/35 .................. 1,005 1,004,314
5.20%, 11/20/35 .................. 640 623,491
5.45%, 03/27/36 .................. 1,075 1,063,857
4.50%, 06/10/44 .................. 705 581,279
5.50%, 12/01/46 .................. 668 616,337
4.00%, 11/15/49 .................. 505 366,429
3.40%, 08/01/51 .................. 970 625,074
6.70%, 11/15/53 .................. 1,325 1,389,083
5.95%, 04/05/54 .................. 1,675 1,600,855
Energean Israel Finance Ltd.
(d)(e)
5.38%, 03/30/28 .................. 700 692,795
5.88%, 03/30/31 .................. 850 812,852
8.50%, 09/30/33 .................. 800 839,392
Energy Transfer LP
4.00%, 10/01/27 .................. 719 714,101
5.55%, 02/15/28 .................. 1,210 1,224,925
4.95%, 05/15/28 .................. 802 804,599
4.95%, 06/15/28 .................. 1,614 1,619,675
6.10%, 12/01/28 .................. 760 781,087
6.00%, 02/01/29
(d)
................. 1,740 1,750,116
5.25%, 04/15/29 .................. 1,782 1,797,994
5.25%, 07/01/29 .................. 1,180 1,193,431
4.15%, 09/15/29 .................. 797 779,851
5.20%, 04/01/30 .................. 785 790,630
3.75%, 05/15/30 .................. 1,738 1,664,162
6.40%, 12/01/30 .................. 1,510 1,584,554
4.55%, 01/15/31 .................. 605 592,139
7.38%, 02/01/31
(d)
................. 1,003 1,031,692
5.75%, 02/15/33 .................. 1,784 1,821,818
6.55%, 12/01/33 .................. 2,160 2,300,487
5.55%, 05/15/34 .................. 1,440 1,438,801
5.60%, 09/01/34 .................. 1,370 1,374,111
4.90%, 03/15/35 .................. 755 718,276
5.70%, 04/01/35 .................. 975 981,462
5.35%, 01/15/36 .................. 1,260 1,231,672
6.63%, 10/15/36 .................. 1,347 1,428,774
5.80%, 06/15/38 .................. 667 663,386
7.50%, 07/01/38 .................. 665 749,203
6.05%, 06/01/41 .................. 565 559,540
6.50%, 02/01/42 .................. 995 1,019,687
6.10%, 02/15/42 .................. 404 393,348
4.95%, 01/15/43 .................. 534 457,631
5.15%, 02/01/43 .................. 400 348,922
5.95%, 10/01/43 .................. 475 450,761
5.30%, 04/01/44 .................. 860 757,960
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.00%, 05/15/44 .................. USD 597 $ 504,659
5.15%, 03/15/45 .................. 1,003 865,470
5.35%, 05/15/45 .................. 824 720,601
6.13%, 12/15/45 .................. 1,067 1,023,609
5.30%, 04/15/47 .................. 918 790,984
5.40%, 10/01/47 .................. 1,533 1,336,069
6.00%, 06/15/48 .................. 1,015 947,975
6.25%, 04/15/49 .................. 1,829 1,759,081
5.00%, 05/15/50 .................. 2,171 1,757,439
5.95%, 05/15/54 .................. 1,895 1,739,473
6.05%, 09/01/54 .................. 1,275 1,185,230
6.20%, 04/01/55 .................. 1,110 1,053,352
6.30%, 01/15/56 .................. 1,000 961,882
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.34%), 6.55%,
01/15/57
(g)
.................... 750 740,482
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.22%), 6.70%,
01/15/57
(g)
.................... 1,275 1,256,565
Eni SpA
(d)
Series X-R, 4.75%, 09/12/28 .......... 1,080 1,081,541
4.25%, 05/09/29 .................. 1,485 1,464,704
5.50%, 05/15/34 .................. 1,015 1,012,197
5.75%, 05/19/35 .................. 925 934,040
5.25%, 05/18/36 .................. 1,680 1,622,177
5.70%, 10/01/40 .................. 400 383,194
5.95%, 05/15/54 .................. 725 684,528
6.00%, 05/18/56 .................. 1,500 1,414,791
Eni USA, Inc., 7.30%, 11/15/27 ......... 513 529,588
EnQuest plc, 9.88%, 04/30/31
(d)
......... 950 986,006
Enterprise Products Operating LLC
4.30%, 06/20/28 .................. 1,340 1,333,656
4.15%, 10/16/28 .................. 1,394 1,381,624
3.13%, 07/31/29 .................. 1,590 1,523,033
2.80%, 01/31/30 .................. 1,415 1,325,612
4.60%, 01/15/31 .................. 1,545 1,528,485
5.35%, 01/31/33 .................. 1,190 1,205,150
Series D, 6.88%, 03/01/33 ........... 760 831,700
4.85%, 01/31/34 .................. 815 795,458
Series H, 6.65%, 10/15/34 ........... 1,142 1,244,585
4.95%, 02/15/35 .................. 1,105 1,077,315
5.20%, 01/15/36 .................. 1,670 1,642,719
7.55%, 04/15/38 .................. 497 575,442
6.13%, 10/15/39 .................. 785 814,950
6.45%, 09/01/40 .................. 782 831,567
5.95%, 02/01/41 .................. 820 832,039
5.70%, 02/15/42 .................. 791 772,813
4.85%, 08/15/42 .................. 887 790,510
4.45%, 02/15/43 .................. 1,285 1,082,076
4.85%, 03/15/44 .................. 1,575 1,381,461
5.10%, 02/15/45 .................. 1,315 1,179,941
4.90%, 05/15/46 .................. 1,495 1,292,833
4.25%, 02/15/48 .................. 1,466 1,149,536
4.80%, 02/01/49 .................. 1,442 1,215,668
4.20%, 01/31/50 .................. 1,439 1,106,303
3.70%, 01/31/51 .................. 1,109 777,270
3.20%, 02/15/52 .................. 1,388 872,999
3.30%, 02/15/53 .................. 1,355 862,395
4.95%, 10/15/54 .................. 452 382,731
5.55%, 02/16/55 .................. 1,295 1,200,093
3.95%, 01/31/60 .................. 927 643,193
Series E, (3-mo. CME Term SOFR + 3.29%),
5.25%, 08/16/77
(g)
............... 627 624,836
(3-mo. CME Term SOFR + 2.83%), 5.38%,
02/15/78
(g)
.................... 385 383,017

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.
4.40%, 07/15/28 .................. USD 1,115 $ 1,111,681
4.38%, 04/15/30 .................. 1,019 1,004,333
4.40%, 01/15/31 .................. 840 823,539
5.00%, 07/15/32 .................. 1,475 1,470,236
3.90%, 04/01/35 .................. 653 586,429
5.35%, 01/15/36 .................. 1,395 1,384,283
4.95%, 04/15/50 .................. 1,152 981,431
5.65%, 12/01/54 .................. 755 705,344
5.95%, 07/15/55 .................. 1,680 1,636,472
EQT Corp.
3.90%, 10/01/27 .................. 434 429,820
5.70%, 04/01/28 .................. 623 631,753
5.00%, 01/15/29 .................. 565 566,153
7.00%, 02/01/30 .................. 895 944,666
7.50%, 06/01/30 .................. 715 766,060
4.75%, 01/15/31 .................. 794 780,517
3.63%, 05/15/31
(d)
................. 745 691,511
5.75%, 02/01/34 .................. 1,070 1,079,667
Esentia Energy Development SAB de CV
(e)
6.13%, 07/30/33 .................. 1,200 1,179,137
6.50%, 07/30/38 .................. 1,200 1,151,646
Excelerate Energy LP, 8.00%, 05/15/30
(d)
... 455 477,515
Expand Energy Corp.
5.38%, 02/01/29 .................. 1,495 1,494,457
5.38%, 03/15/30 .................. 3,825 3,834,990
4.75%, 02/01/32 .................. 1,475 1,428,359
5.70%, 01/15/35 .................. 690 685,995
Exxon Mobil Corp.
2.44%, 08/16/29 .................. 1,755 1,651,846
3.48%, 03/19/30 .................. 2,273 2,186,474
2.61%, 10/15/30 .................. 2,307 2,128,923
3.00%, 08/16/39 .................. 980 754,857
4.23%, 03/19/40 .................. 3,023 2,653,681
3.57%, 03/06/45 .................. 1,400 1,037,681
4.11%, 03/01/46 .................. 3,074 2,439,290
3.10%, 08/16/49 .................. 1,911 1,232,435
4.33%, 03/19/50 .................. 3,305 2,631,521
3.45%, 04/15/51 .................. 3,261 2,214,589
Flex Intermediate Holdco LLC
(d)
3.36%, 06/30/31 .................. 977 893,823
4.32%, 12/30/39 .................. 675 559,638
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38
(d)
. 656 602,434
FLNG Liquefaction 3 LLC, 5.55%, 03/31/39
(d)
. 241 231,550
Florida Gas Transmission Co. LLC
(d)
2.55%, 07/01/30 .................. 780 710,605
2.30%, 10/01/31 .................. 915 797,804
5.75%, 07/15/35 .................. 435 438,414
FS Luxembourg SARL
(e)
8.63%, 06/25/33 .................. 600 571,247
8.13%, 02/11/36 .................. 600 544,789
Galaxy Pipeline Assets Bidco Ltd.
(e)
2.16%, 03/31/34 .................. 1,320 1,166,185
2.63%, 03/31/36 .................. 2,000 1,712,688
2.94%, 09/30/40 .................. 2,037 1,655,778
3.25%, 09/30/40 .................. 1,500 1,143,390
Genesis Energy LP
8.25%, 01/15/29 .................. 700 721,404
8.88%, 04/15/30 .................. 495 516,501
7.88%, 05/15/32 .................. 770 794,878
8.00%, 05/15/33 .................. 600 624,096
6.75%, 03/15/34
(d)
................. 1,210 1,206,414
Global Partners LP
6.88%, 01/15/29 .................. 400 402,167
8.25%, 01/15/32
(d)
................. 485 505,535
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
7.13%, 07/01/33
(d)
................. USD 615 $ 623,458
GNL Quintero SA, 4.63%, 07/31/29
(e)
...... 424 420,373
Golar LNG Ltd., 7.50%, 10/02/30
(e)
....... 600 610,089
Gran Tierra Energy, Inc., 9.75%, 04/15/31
(e)
.. 637 571,646
Gray Oak Pipeline LLC, 3.45%, 10/15/27
(d)
.. 456 448,021
Green Palm Bidco Sarl
(d)
5.96%, 06/30/41 .................. 1,800 1,759,892
6.46%, 06/30/46 .................. 2,200 2,140,538
Greenko Power II Ltd., 4.30%, 12/13/28
(e)
... 1,005 961,788
Greenko Wind Projects Mauritius Ltd., 7.25%,
09/27/28
(e)
..................... 1,182 1,190,435
Greensaif Pipelines Bidco SARL
(e)
5.85%, 02/23/36 .................. 1,400 1,389,292
6.13%, 02/23/38 .................. 1,900 1,900,766
6.51%, 02/23/42 .................. 2,200 2,224,604
6.10%, 08/23/42 .................. 1,400 1,379,024
GS Caltex Corp.
(e)
5.38%, 08/07/28 .................. 400 403,608
4.25%, 10/28/30 .................. 200 193,841
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(d)
..................... 785 794,683
Gulfstream Natural Gas System LLC, 5.60%,
07/23/35
(d)
..................... 725 721,171
Hanwha Energy USA Holdings Corp., 4.38%,
07/02/28
(e)
..................... 400 397,449
Hanwha Q Cells Americas Holdings Corp.
(e)
5.00%, 07/27/28 .................. 400 402,115
4.38%, 05/21/29 .................. 200 197,943
Harbour Energy plc, 6.33%, 04/01/35
(d)
..... 500 503,466
Harvest Midstream I LP
(d)
7.50%, 05/15/32 .................. 525 537,997
6.75%, 05/15/34 .................. 1,715 1,722,277
Heritage Petroleum Co. Ltd., 9.00%, 08/12/29
(c)
(e)
.......................... 600 613,323
Hess Corp.
7.88%, 10/01/29 .................. 679 739,472
7.30%, 08/15/31 .................. 950 1,046,543
7.13%, 03/15/33 .................. 785 871,516
6.00%, 01/15/40 .................. 967 992,862
5.60%, 02/15/41 .................. 1,542 1,517,521
5.80%, 04/01/47 .................. 1,231 1,196,505
Hess Midstream Operations LP
(d)
5.88%, 03/01/28 .................. 1,150 1,156,502
5.13%, 06/15/28 .................. 625 622,256
6.50%, 06/01/29 .................. 637 648,498
4.25%, 02/15/30 .................. 861 824,543
5.50%, 10/15/30 .................. 470 468,614
HF Sinclair Corp.
5.00%, 02/01/28 .................. 630 629,506
4.50%, 10/01/30 .................. 510 496,262
5.75%, 01/15/31 .................. 660 670,940
5.50%, 09/01/32 .................. 500 500,110
6.25%, 01/15/35 .................. 785 806,279
Hilcorp Energy I LP
(d)
6.25%, 11/01/28 .................. 640 642,427
5.75%, 02/01/29 .................. 700 698,487
6.00%, 04/15/30 .................. 530 524,602
6.00%, 02/01/31 .................. 978 953,628
6.25%, 04/15/32 .................. 610 592,547
8.38%, 11/01/33 .................. 595 624,369
6.88%, 05/15/34 .................. 550 538,268
7.25%, 02/15/35 .................. 1,156 1,147,974
Howard Midstream Energy Partners LLC
(d)
7.38%, 07/15/32 .................. 680 702,776
6.63%, 01/15/34 .................. 965 975,821

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.63%, 01/15/35 .................. USD 770 $ 769,659
Hunt Oil Co. of Peru LLC Sucursal Del Peru,
7.75%, 11/05/38
(c)(e)
............... 800 856,721
Indika Energy Tbk. PT, 8.75%, 05/07/29
(e)
... 750 762,362
Infinity Natural Resources LLC, 7.63%,
04/01/31
(d)
..................... 645 644,517
Ithaca Energy North Sea plc, 8.13%, 10/15/29
(d)
825 855,130
ITT Holdings LLC, 6.50%, 08/01/29
(d)
...... 1,430 1,414,561
KazMunayGas National Co. JSC
(e)
5.38%, 04/24/30 .................. 1,400 1,398,758
3.50%, 04/14/33 .................. 1,000 888,738
5.75%, 04/19/47 .................. 1,200 1,087,517
6.38%, 10/24/48 .................. 1,300 1,251,570
Kinder Morgan Energy Partners LP
7.40%, 03/15/31 .................. 809 885,462
7.75%, 03/15/32 .................. 488 547,875
7.30%, 08/15/33 .................. 780 864,779
5.80%, 03/15/35 .................. 757 771,011
6.50%, 02/01/37 .................. 440 466,739
6.95%, 01/15/38 .................. 1,472 1,607,465
6.50%, 09/01/39 .................. 760 795,437
6.55%, 09/15/40 .................. 417 437,878
7.50%, 11/15/40 .................. 1,019 1,158,882
6.38%, 03/01/41 .................. 663 682,536
5.63%, 09/01/41 .................. 545 520,197
5.00%, 08/15/42 .................. 870 764,509
4.70%, 11/01/42 .................. 675 571,018
5.00%, 03/01/43 .................. 810 709,929
5.50%, 03/01/44 .................. 899 824,181
5.40%, 09/01/44 .................. 670 606,332
Kinder Morgan, Inc.
4.30%, 03/01/28 .................. 1,690 1,682,025
5.00%, 02/01/29 .................. 1,130 1,136,266
5.10%, 08/01/29 .................. 1,230 1,241,262
5.15%, 06/01/30 .................. 555 559,788
2.00%, 02/15/31 .................. 955 838,789
7.80%, 08/01/31 .................. 813 911,632
7.75%, 01/15/32 .................. 993 1,114,671
4.80%, 02/01/33 .................. 1,025 998,731
5.20%, 06/01/33 .................. 1,580 1,576,491
5.40%, 02/01/34 .................. 1,200 1,202,136
5.30%, 12/01/34 .................. 1,227 1,211,906
5.85%, 06/01/35 .................. 165 168,926
5.55%, 08/01/36 .................. 900 893,488
5.55%, 06/01/45 .................. 1,960 1,810,069
5.05%, 02/15/46 .................. 871 750,841
5.20%, 03/01/48 .................. 813 706,993
3.25%, 08/01/50 .................. 558 350,187
3.60%, 02/15/51 .................. 945 630,889
5.45%, 08/01/52 .................. 1,025 910,316
5.95%, 08/01/54 .................. 1,360 1,303,073
6.15%, 08/01/56 .................. 1,325 1,288,669
Kinetik Holdings LP
(d)
6.63%, 12/15/28 .................. 1,120 1,138,682
5.88%, 06/15/30 .................. 1,160 1,161,431
Kosmos Energy Ltd., 8.75%, 10/01/31
(e)
.... 600 525,169
Kraken Oil & Gas Partners LLC
(d)
7.63%, 08/15/29 .................. 495 499,322
7.13%, 05/15/31 .................. 770 758,711
Leviathan Bond Ltd., 6.75%, 06/30/30
(d)(e)
... 800 820,359
Magnolia Oil & Gas Operating LLC
(d)
6.88%, 12/01/32 .................. 455 463,063
6.63%, 08/15/34 .................. 570 570,219
Marathon Petroleum Corp.
3.80%, 04/01/28 .................. 895 882,592
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.15%, 03/01/30 .................. USD 1,195 $ 1,203,298
5.70%, 03/01/35 .................. 960 969,555
6.50%, 03/01/41 .................. 1,225 1,280,789
4.75%, 09/15/44 .................. 821 690,695
4.50%, 04/01/48 .................. 1,122 878,023
5.00%, 09/15/54
(c)
................. 515 423,786
Martin Midstream Partners LP, 11.50%,
02/15/28
(d)
..................... 435 443,670
Matador Resources Co.
(d)
6.50%, 04/15/32 .................. 1,005 1,003,428
6.25%, 04/15/33 .................. 860 846,242
6.00%, 04/15/34 .................. 1,210 1,169,699
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31
(c)(e)
.................... 1,931 1,893,219
Medco Cypress Tree Pte. Ltd., 8.63%,
05/19/30
(e)
..................... 650 674,507
Midwest Connector Capital Co. LLC, 4.63%,
04/01/29
(d)
..................... 977 966,986
Moss Creek Resources Holdings, Inc., 8.25%,
09/01/31
(d)
..................... 1,015 1,016,926
Motiva Enterprises LLC, 6.85%, 01/15/40
(d)
.. 1,085 1,148,159
MPLX LP
4.25%, 12/01/27 .................. 542 539,393
4.00%, 03/15/28 .................. 1,719 1,699,734
4.80%, 02/15/29 .................. 752 751,308
2.65%, 08/15/30 .................. 1,883 1,721,890
4.80%, 02/15/31 .................. 1,250 1,233,938
4.95%, 09/01/32 .................. 1,275 1,253,533
5.00%, 01/15/33 .................. 1,070 1,047,668
5.00%, 03/01/33 .................. 1,095 1,071,432
5.50%, 06/01/34 .................. 2,045 2,037,115
5.40%, 04/01/35 .................. 1,065 1,046,165
5.40%, 09/15/35 .................. 1,615 1,583,129
5.30%, 04/01/36 .................. 1,305 1,262,953
4.50%, 04/15/38 .................. 2,389 2,114,666
5.20%, 03/01/47 .................. 1,105 953,397
5.20%, 12/01/47 .................. 415 356,649
4.70%, 04/15/48 .................. 1,944 1,551,811
5.50%, 02/15/49 .................. 1,666 1,473,064
4.95%, 03/14/52 .................. 1,297 1,048,779
5.65%, 03/01/53 .................. 765 683,910
5.95%, 04/01/55 .................. 1,355 1,258,385
6.20%, 09/15/55 .................. 1,250 1,198,510
6.10%, 04/01/56 .................. 1,005 951,393
4.90%, 04/15/58 .................. 410 323,831
Murphy Oil Corp.
(h)
6.00%, 10/01/32
(c)
................. 674 667,679
6.50%, 02/15/34 .................. 945 934,895
5.88%, 12/01/42 .................. 342 296,267
NAK Naftogaz Ukraine, 7.63%, (7.63% Cash or
7.63% PIK), 01/15/33
(e)(f)
............ 701 633,800
NGL Energy Operating LLC
(d)
8.13%, 02/15/29 .................. 905 927,676
8.38%, 02/15/32 .................. 1,485 1,543,341
NGPL PipeCo LLC
(d)
3.25%, 07/15/31 .................. 724 661,290
5.60%, 08/15/36 .................. 550 532,268
7.77%, 12/15/37 .................. 747 845,326
Northern Natural Gas Co.
(d)
4.30%, 01/15/49 .................. 1,095 838,858
3.40%, 10/16/51 .................. 1,149 734,601
5.63%, 02/01/54 .................. 695 638,077
Northern Oil & Gas, Inc.
(d)
8.75%, 06/15/31 .................. 585 602,600
7.88%, 10/15/33 .................. 830 830,581

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Northriver Midstream Finance LP, 6.75%,
07/15/32
(d)
..................... USD 630 $ 634,086
NuStar Logistics LP, 6.38%, 10/01/30 ...... 705 719,693
Occidental Petroleum Corp.
8.88%, 07/15/30 .................. 1,131 1,261,772
6.63%, 09/01/30 .................. 1,417 1,486,018
7.50%, 05/01/31 .................. 958 1,049,045
7.88%, 09/15/31 .................. 560 624,878
5.38%, 01/01/32 .................. 1,405 1,416,109
5.55%, 10/01/34
(c)
................. 1,355 1,361,227
6.45%, 09/15/36 .................. 1,985 2,090,212
7.95%, 06/15/39 .................. 398 460,240
6.20%, 03/15/40 .................. 880 887,084
6.60%, 03/15/46 .................. 1,650 1,687,254
4.40%, 04/15/46 .................. 761 609,101
4.20%, 03/15/48 .................. 633 482,586
6.05%, 10/01/54
(c)
................. 910 878,666
ONEOK Partners LP
6.65%, 10/01/36 .................. 690 733,811
6.85%, 10/15/37 .................. 750 808,793
6.13%, 02/01/41 .................. 880 881,904
6.20%, 09/15/43 .................. 668 659,257
ONEOK, Inc.
4.25%, 09/24/27 .................. 1,030 1,026,324
5.63%, 01/15/28
(d)
................. 895 902,340
4.55%, 07/15/28 .................. 1,038 1,034,447
5.65%, 11/01/28 .................. 932 948,297
4.35%, 03/15/29 .................. 912 901,000
5.38%, 06/01/29 .................. 525 531,282
3.40%, 09/01/29 .................. 778 745,902
4.40%, 10/15/29 .................. 760 749,278
3.10%, 03/15/30 .................. 840 786,902
3.25%, 06/01/30 .................. 1,000 937,582
6.50%, 09/01/30
(d)
................. 1,260 1,313,555
5.80%, 11/01/30 .................. 120 123,141
6.35%, 01/15/31 .................. 940 982,664
4.75%, 10/15/31 .................. 1,325 1,296,833
4.95%, 10/15/32 .................. 1,075 1,054,427
6.10%, 11/15/32 .................. 960 997,435
6.05%, 09/01/33 .................. 1,725 1,778,645
5.65%, 09/01/34 .................. 760 761,519
5.05%, 11/01/34 .................. 2,000 1,925,272
6.00%, 06/15/35 .................. 488 498,670
5.40%, 10/15/35 .................. 845 827,295
5.15%, 10/15/43 .................. 625 546,989
5.60%, 04/01/44 .................. 436 396,205
5.05%, 04/01/45 .................. 640 540,882
4.25%, 09/15/46 .................. 760 570,186
5.45%, 06/01/47 .................. 500 438,047
4.95%, 07/13/47 .................. 683 563,992
4.20%, 10/03/47 .................. 650 480,300
5.20%, 07/15/48 .................. 883 751,487
4.85%, 02/01/49 .................. 519 417,872
4.45%, 09/01/49 .................. 685 523,307
3.95%, 03/01/50 .................. 915 632,715
7.15%, 01/15/51 .................. 446 477,103
6.63%, 09/01/53 .................. 1,585 1,590,014
5.70%, 11/01/54 .................. 1,690 1,497,634
6.25%, 10/15/55 .................. 1,445 1,381,647
5.85%, 11/01/64 .................. 835 745,804
OQ SAOC, 5.13%, 05/06/28
(e)
.......... 800 794,205
ORLEN SA, 6.00%, 01/30/35
(e)
.......... 1,800 1,835,246
Ovintiv, Inc.
8.13%, 09/15/30 .................. 485 535,529
7.20%, 11/01/31 .................. 525 568,924
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
7.38%, 11/01/31 .................. USD 641 $ 700,267
6.25%, 07/15/33 .................. 1,180 1,227,912
6.50%, 08/15/34 .................. 726 764,615
6.63%, 08/15/37 .................. 458 481,050
6.50%, 02/01/38 .................. 671 695,634
7.10%, 07/15/53 .................. 1,205 1,288,807
Par Petroleum LLC, 7.38%, 06/01/34
(d)
..... 750 776,113
Parex Resources, Inc., 8.50%, 05/11/31
(c)(e)
.. 600 610,241
PBF Holding Co. LLC
(d)
9.88%, 03/15/30 .................. 680 728,241
7.88%, 09/15/30 .................. 575 596,595
7.25%, 06/01/34 .................. 645 655,030
Permian Resources Operating LLC
(d)
5.88%, 07/01/29 .................. 934 934,728
7.00%, 01/15/32 .................. 1,310 1,355,769
6.25%, 02/01/33 .................. 1,205 1,226,530
Pertamina Hulu Energi PT, 5.25%, 05/21/30
(e)
. 1,200 1,190,480
Peru LNG SRL, 5.38%, 03/22/30
(e)
....... 667 648,010
Petrobras Global Finance BV
6.00%, 01/27/28 .................. 1,105 1,116,261
5.13%, 09/10/30 .................. 1,300 1,267,328
5.60%, 01/03/31
(c)
................. 1,000 996,799
6.50%, 07/03/33
(c)
................. 1,110 1,128,513
6.00%, 01/13/35
(c)
................. 1,115 1,100,494
6.25%, 01/10/36
(c)
................. 1,300 1,268,190
6.88%, 01/20/40
(c)
................. 738 741,490
6.75%, 01/27/41 .................. 900 881,778
7.25%, 03/17/44 .................. 950 960,135
5.50%, 06/10/51 .................. 800 626,984
6.85%, 06/05/2115
(c)
............... 1,700 1,533,560
Petronas Energy Canada Ltd., 2.11%,
03/23/28
(e)
..................... 600 576,473
Phillips 66
3.90%, 03/15/28 .................. 1,066 1,053,177
2.15%, 12/15/30 .................. 767 683,368
4.65%, 11/15/34 .................. 1,295 1,232,409
5.88%, 05/01/42 .................. 1,419 1,396,610
4.88%, 11/15/44 .................. 1,990 1,708,807
3.30%, 03/15/52 .................. 1,240 775,042
Phillips 66 Co.
4.95%, 12/01/27 .................. 615 617,830
3.75%, 03/01/28 .................. 592 584,086
3.15%, 12/15/29 .................. 794 753,281
5.25%, 06/15/31 .................. 2,720 2,749,142
5.30%, 06/30/33 .................. 1,065 1,065,474
4.95%, 03/15/35 .................. 645 625,980
4.68%, 02/15/45 .................. 733 606,803
4.90%, 10/01/46 .................. 1,060 894,953
5.65%, 06/15/54 .................. 715 650,903
5.50%, 03/15/55 .................. 595 531,417
Pioneer Natural Resources Co.
1.90%, 08/15/30 .................. 1,225 1,093,446
2.15%, 01/15/31 .................. 694 618,493
Plains All American Pipeline LP
3.55%, 12/15/29 .................. 1,109 1,063,563
3.80%, 09/15/30 .................. 721 687,550
4.70%, 01/15/31 .................. 2,090 2,054,727
5.70%, 09/15/34 .................. 885 889,315
5.95%, 06/15/35 .................. 1,145 1,159,363
5.60%, 01/15/36 .................. 1,060 1,043,713
6.65%, 01/15/37 .................. 535 568,134
5.15%, 06/01/42 .................. 744 662,937
4.30%, 01/31/43 .................. 355 282,422
4.70%, 06/15/44 .................. 785 653,761
4.90%, 02/15/45 .................. 1,425 1,212,439

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Pluspetrol Camisea SA, 6.24%, 07/03/36
(e)
.. USD 600 $ 617,094
Pluspetrol SA
(c)(e)
8.13%, 05/18/31 .................. 700 725,028
8.50%, 05/30/32 .................. 800 843,215
Prairie Acquiror LP, 9.00%, 08/01/29
(d)
..... 415 428,383
PRIO Luxembourg Holding SARL, 6.75%,
10/15/30
(e)
..................... 800 790,271
PTT Treasury Center Co. Ltd.
(e)
4.50%, 10/25/42 .................. 200 170,602
3.70%, 07/16/70 .................. 800 518,668
PTTEP Treasury Center Co. Ltd.
2.99%, 01/15/30
(e)
................. 600 562,418
6.35%, 06/12/42
(d)
................. 400 418,742
3.90%, 12/06/59
(c)(e)
................ 600 425,258
Puma International Financing SA, 7.75%,
04/25/29
(d)
..................... 600 614,362
QazaqGaz NC JSC, 5.63%, 05/08/36
(e)
..... 1,000 968,287
Raizen Fuels Finance SA
(b)(e)(k)
6.25%, 07/08/32 .................. 600 318,539
6.45%, 03/05/34 .................. 1,000 530,737
5.70%, 01/17/35
(c)
................. 1,000 530,573
6.70%, 02/25/37 .................. 985 521,655
6.95%, 03/05/54 .................. 1,200 633,611
Range Resources Corp., 4.75%, 02/15/30
(d)
.. 575 559,954
Reliance Industries Ltd.
(e)
3.67%, 11/30/27
(c)
................. 850 836,654
2.88%, 01/12/32 .................. 1,890 1,683,543
6.25%, 10/19/40 .................. 500 525,595
4.88%, 02/10/45
(c)
................. 1,000 876,463
3.63%, 01/12/52 .................. 2,000 1,361,951
3.75%, 01/12/62 .................. 1,000 659,813
Repsol E&P Capital Markets US LLC
(d)
4.81%, 09/16/28 .................. 275 274,854
5.20%, 09/16/30 .................. 520 519,904
5.98%, 09/16/35 .................. 700 702,653
Rockies Express Pipeline LLC
(d)
4.95%, 07/15/29 .................. 625 616,945
4.80%, 05/15/30 .................. 455 443,014
6.75%, 03/15/33 .................. 610 620,198
7.50%, 07/15/38 .................. 217 228,047
6.88%, 04/15/40 .................. 600 603,313
SA Global Sukuk Ltd.
(e)
4.25%, 10/02/29 .................. 1,800 1,752,780
4.13%, 09/17/30 .................. 1,600 1,533,306
2.69%, 06/17/31 .................. 3,600 3,197,709
4.75%, 10/02/34 .................. 1,800 1,721,615
4.63%, 09/17/35 .................. 1,800 1,680,551
Sabal Trail Transmission LLC
(d)
4.25%, 05/01/28 .................. 688 681,548
4.68%, 05/01/38 .................. 875 788,176
4.83%, 05/01/48 .................. 602 496,171
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 .................. 1,648 1,635,897
4.50%, 05/15/30 .................. 2,395 2,355,357
5.90%, 09/15/37 .................. 680 700,920
Santos Finance Ltd.
5.25%, 03/13/29
(e)
................. 600 601,321
3.65%, 04/29/31
(d)
................. 1,255 1,163,546
6.88%, 09/19/33
(d)
................. 895 954,781
5.75%, 11/13/35
(d)
................. 1,150 1,135,089
Saturn Oil & Gas, Inc., 8.50%, 07/30/31
(d)
... 665 666,835
Sempra Infrastructure Partners LP, 3.25%,
01/15/32
(d)
..................... 605 533,001
SEPLAT Energy plc, 9.13%, 03/21/30
(e)
.... 1,000 1,054,703
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Shell Finance US, Inc.
3.88%, 11/13/28 .................. USD 3,850 $ 3,800,023
2.38%, 11/07/29 .................. 1,552 1,447,053
2.75%, 04/06/30 .................. 1,938 1,806,583
4.13%, 11/06/30 .................. 1,035 1,009,892
4.13%, 05/11/35 .................. 1,667 1,545,341
4.75%, 01/06/36 .................. 955 917,989
6.38%, 12/15/38 .................. 2,883 3,068,630
5.50%, 03/25/40 .................. 1,128 1,112,154
5.13%, 10/15/41 .................. 1,077 1,003,918
4.55%, 08/12/43 .................. 1,196 1,016,589
4.38%, 05/11/45 .................. 2,929 2,391,989
4.00%, 05/10/46 .................. 2,071 1,590,074
3.75%, 09/12/46 .................. 1,214 897,801
3.13%, 11/07/49 .................. 1,362 871,356
3.25%, 04/06/50 .................. 2,208 1,455,537
3.00%, 11/26/51 .................. 1,235 761,334
SierraCol Energy Andina LLC, 9.00%,
11/14/30
(c)(e)
.................... 800 802,437
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43
(e)
. 850 738,174
Sinopec Group Overseas Development 2012
Ltd., 4.88%, 05/17/42
(d)
............. 200 189,627
Sinopec Group Overseas Development 2013
Ltd., 5.38%, 10/17/43
(e)
............. 1,200 1,199,299
Sinopec Group Overseas Development 2015
Ltd., 4.10%, 04/28/45
(e)
............. 1,200 1,019,407
Sinopec Group Overseas Development 2016
Ltd., 4.25%, 05/03/46
(c)(e)
............ 600 518,992
Sinopec Group Overseas Development 2017
Ltd.
(e)
3.25%, 09/13/27
(c)
................. 825 814,045
4.25%, 04/12/47 .................. 400 344,810
4.00%, 09/13/47 .................. 200 165,373
Sinopec Group Overseas Development 2018
Ltd.
(e)
4.25%, 09/12/28 .................. 400 398,504
2.95%, 08/08/29
(c)
................. 600 574,807
2.95%, 11/12/29
(c)
................. 1,200 1,145,220
2.70%, 05/13/30 .................. 2,400 2,251,452
2.30%, 01/08/31 .................. 1,700 1,549,591
4.60%, 09/12/48 .................. 600 537,756
3.68%, 08/08/49 .................. 800 621,017
3.44%, 11/12/49 .................. 400 298,429
3.35%, 05/13/50 .................. 800 583,396
3.10%, 01/08/51 .................. 600 415,386
SK Battery America, Inc., 4.25%, 01/22/29
(e)
. 1,200 1,185,284
SM Energy Co.
8.38%, 07/01/28
(d)
................. 250 255,367
6.50%, 07/15/28 .................. 465 465,859
6.75%, 08/01/29
(d)
................. 895 907,908
8.63%, 11/01/30
(d)
................. 1,485 1,559,053
8.75%, 07/01/31
(d)
................. 1,590 1,662,942
7.00%, 08/01/32
(d)
................. 855 868,560
9.63%, 06/15/33
(d)
................. 850 934,970
6.63%, 04/15/34
(d)
................. 1,145 1,138,254
South Bow Canadian Infrastructure Holdings
Ltd.
(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.67%), 7.50%,
03/01/55 ..................... 1,035 1,090,344
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.95%), 7.63%,
03/01/55 ..................... 470 488,650
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27 .................. 340 340,559

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.03%, 10/01/29 .................. USD 665 $ 663,014
5.58%, 10/01/34 .................. 1,445 1,420,080
6.18%, 10/01/54 .................. 810 744,762
Spectra Energy Partners LP
5.95%, 09/25/43 .................. 810 794,252
4.50%, 03/15/45 .................. 1,181 955,942
Summit Midstream Holdings LLC, 8.63%,
10/31/29
(d)
..................... 820 851,075
Suncor Energy, Inc.
7.15%, 02/01/32 .................. 695 757,485
5.95%, 12/01/34 .................. 624 639,562
6.80%, 05/15/38 .................. 492 529,805
6.50%, 06/15/38 .................. 225 236,626
6.85%, 06/01/39 .................. 925 999,802
4.00%, 11/15/47 .................. 866 635,771
3.75%, 03/04/51 .................. 924 647,801
Sunoco LP
5.88%, 07/15/27
(d)
................. 500 500,354
5.88%, 03/15/28 .................. 415 415,159
7.00%, 09/15/28
(d)
................. 595 605,303
7.00%, 05/01/29
(d)
................. 800 817,425
4.50%, 05/15/29 .................. 925 900,037
4.50%, 10/01/29
(d)
................. 935 908,902
4.50%, 04/30/30 .................. 901 869,604
4.63%, 05/01/30
(d)
................. 986 950,442
5.63%, 03/15/31
(d)
................. 1,208 1,192,995
5.38%, 07/15/31
(d)
................. 865 849,122
7.25%, 05/01/32
(d)
................. 770 794,946
6.63%, 08/15/32
(d)
................. 535 540,484
6.25%, 07/01/33
(d)
................. 1,250 1,252,985
5.88%, 03/15/34
(d)
................. 1,100 1,077,263
5.63%, 07/15/34
(d)
................. 975 943,487
Sweihan PV Power Co. PJSC, 3.63%,
01/31/49
(e)
..................... 715 577,538
Tallgrass Energy Partners LP
(d)
5.50%, 01/15/28 .................. 1,225 1,223,825
7.38%, 02/15/29 .................. 870 889,336
6.00%, 12/31/30 .................. 810 804,253
6.00%, 09/01/31 .................. 510 502,638
6.75%, 03/15/34 .................. 900 905,314
Talos Production, Inc.
(d)
9.38%, 02/01/31 .................. 655 690,248
8.00%, 07/15/34 .................. 940 948,583
Targa Resources Corp.
4.35%, 01/15/29 .................. 1,120 1,107,987
6.15%, 03/01/29 .................. 1,010 1,040,192
4.90%, 09/15/30 .................. 905 900,545
4.35%, 04/15/31 .................. 470 455,200
4.20%, 02/01/33 .................. 1,085 1,013,184
6.13%, 03/15/33 .................. 854 886,941
6.50%, 03/30/34 .................. 1,167 1,235,994
5.50%, 02/15/35 .................. 1,265 1,252,411
5.55%, 08/15/35 .................. 1,220 1,209,866
5.65%, 02/15/36 .................. 740 738,323
5.40%, 07/30/36 .................. 1,030 1,004,180
4.95%, 04/15/52 .................. 1,015 825,876
6.25%, 07/01/52 .................. 711 691,793
6.50%, 02/15/53 .................. 951 952,722
6.13%, 05/15/55 .................. 1,015 966,907
6.05%, 05/15/56 .................. 505 475,857
Targa Resources Partners LP
5.00%, 01/15/28 .................. 1,275 1,273,681
5.50%, 03/01/30 .................. 3,035 3,054,292
4.88%, 02/01/31 .................. 2,570 2,539,592
4.00%, 01/15/32 .................. 1,260 1,180,637
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Tecpetrol SA, 7.63%, 11/03/30
(c)(e)
........ USD 1,200 $ 1,235,608
Tengizchevroil Finance Co. International Ltd.,
3.25%, 08/15/30
(e)
................ 900 828,959
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28 .................. 973 1,018,102
2.90%, 03/01/30
(d)
................. 1,405 1,307,253
7.63%, 04/01/37 .................. 250 286,477
TerraForm Power Operating LLC
(d)
5.00%, 01/31/28 .................. 740 732,647
4.75%, 01/15/30 .................. 805 770,613
Texas Eastern Transmission LP
3.50%, 01/15/28
(d)
................. 224 219,838
7.00%, 07/15/32 .................. 745 809,007
4.15%, 01/15/48
(d)
................. 660 495,385
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(d)
..................... 730 715,255
Thaioil Treasury Center Co. Ltd.
(e)
4.63%, 11/20/28 .................. 200 197,622
3.75%, 06/18/50
(c)
................. 600 417,125
TMS Issuer SARL
5.78%, 08/23/32
(e)
................. 1,800 1,814,121
Topaz Solar Farms LLC, 5.75%, 09/30/39
(c)(d)
. 931 920,234
TotalEnergies Capital International SA
3.46%, 02/19/29 .................. 1,625 1,582,104
2.83%, 01/10/30 .................. 1,805 1,697,422
2.99%, 06/29/41 .................. 1,230 892,939
3.46%, 07/12/49 .................. 1,306 887,813
3.13%, 05/29/50 .................. 3,097 1,961,037
3.39%, 06/29/60 .................. 1,093 675,968
TotalEnergies Capital SA
3.88%, 10/11/28 .................. 1,316 1,301,758
5.15%, 04/05/34 .................. 1,505 1,502,996
4.72%, 09/10/34 .................. 1,025 996,146
5.49%, 04/05/54 .................. 2,195 2,022,534
5.28%, 09/10/54 .................. 1,110 990,503
5.64%, 04/05/64 .................. 1,265 1,165,713
5.43%, 09/10/64 .................. 1,155 1,027,405
TotalEnergies Capital USA LLC
4.25%, 01/13/31 .................. 885 864,360
4.57%, 01/13/33 .................. 895 867,964
4.86%, 01/13/36 .................. 325 312,462
TPAO Varlik Kiralama ASA, 6.30%, 03/04/31
(e)
1,800 1,733,903
TransCanada PipeLines Ltd.
4.25%, 05/15/28 .................. 1,430 1,419,986
4.10%, 04/15/30 .................. 1,323 1,284,118
4.63%, 03/01/34 .................. 1,681 1,596,504
5.60%, 03/31/34 .................. 294 295,129
5.85%, 03/15/36 .................. 612 624,035
6.20%, 10/15/37 .................. 1,189 1,230,559
7.25%, 08/15/38 .................. 810 905,943
7.63%, 01/15/39 .................. 1,361 1,565,349
6.10%, 06/01/40 .................. 683 695,269
5.00%, 10/16/43 .................. 130 117,259
4.88%, 05/15/48 .................. 115 98,415
5.10%, 03/15/49 .................. 507 456,610
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.12%), 6.38%,
10/17/56
(g)
.................... 190 190,058
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 .................. 709 702,204
3.25%, 05/15/30 .................. 833 784,962
5.10%, 03/15/36 .................. 880 852,212
5.40%, 08/15/41 .................. 483 456,976
4.45%, 08/01/42 .................. 531 444,235
4.60%, 03/15/48 .................. 665 537,915

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
3.95%, 05/15/50 .................. USD 635 $ 464,251
5.75%, 03/15/56 .................. 1,210 1,131,199
TransMontaigne Partners LLC, 8.50%,
06/15/30
(d)
..................... 640 653,561
Transportadora de Gas del Peru SA, 4.25%,
04/30/28
(e)
..................... 320 316,520
Transportadora de Gas del Sur SA, 7.75%,
11/20/35
(e)
..................... 600 616,642
Transportadora de Gas Internacional SA ESP,
5.55%, 11/01/28
(e)
................ 600 599,563
Trident Energy Finance plc
12.50%, 11/30/29
(d)
................ 200 211,147
12.50%, 11/30/29
(e)
................ 600 633,441
Tullow Holdco 2 Ltd., 15.00%, (15.00% Cash or
4.75% PIK), 11/15/28
(e)(f)
............ 1,344 1,363,698
Uzbekneftegaz JSC, 4.75%, 11/16/28
(e)
.... 600 577,461
Valero Energy Corp.
2.15%, 09/15/27 .................. 661 643,682
4.35%, 06/01/28 .................. 723 719,173
4.00%, 04/01/29 .................. 1,010 990,884
5.15%, 02/15/30 .................. 870 876,785
2.80%, 12/01/31 .................. 775 692,802
7.50%, 04/15/32 .................. 735 821,899
5.15%, 03/10/36 .................. 880 850,590
6.63%, 06/15/37 .................. 1,698 1,829,385
4.90%, 03/15/45 .................. 779 674,462
3.65%, 12/01/51 .................. 1,220 818,740
4.00%, 06/01/52 .................. 725 513,801
Valero Energy Partners LP, 4.50%, 03/15/28 . 847 844,300
Validus Energy II Midcon LLC, 8.00%,
08/01/31
(d)
..................... 580 577,336
Var Energi ASA
(d)
7.50%, 01/15/28 .................. 705 729,196
5.88%, 05/22/30 .................. 600 612,116
8.00%, 11/15/32 .................. 670 750,449
6.50%, 05/22/35 .................. 400 415,982
Venture Global Calcasieu Pass LLC
(d)
3.88%, 08/15/29 .................. 1,444 1,374,760
6.25%, 01/15/30 .................. 1,125 1,143,806
4.13%, 08/15/31 .................. 1,401 1,299,419
3.88%, 11/01/33 .................. 1,330 1,167,799
6.00%, 05/01/36 .................. 1,070 1,059,066
Venture Global LNG, Inc.
(d)
9.50%, 02/01/29 .................. 3,750 4,019,531
7.00%, 01/15/30 .................. 1,725 1,752,458
8.38%, 06/01/31 .................. 2,510 2,593,837
9.88%, 02/01/32 .................. 2,290 2,438,494
6.38%, 12/15/34 .................. 1,300 1,265,827
6.63%, 06/15/36 .................. 1,275 1,249,785
Venture Global Plaquemines LNG LLC
(d)
6.13%, 12/15/30 .................. 1,990 2,021,327
7.50%, 05/01/33 .................. 1,355 1,470,771
6.50%, 01/15/34 .................. 2,285 2,358,510
6.50%, 06/15/34 .................. 1,373 1,417,310
7.75%, 05/01/35 .................. 2,025 2,241,837
6.75%, 01/15/36 .................. 2,105 2,203,831
Vermilion Energy, Inc.
(d)
6.88%, 05/01/30 .................. 475 472,293
7.25%, 02/15/33 .................. 425 419,901
Viper Energy Partners LLC
4.90%, 08/01/30 .................. 390 385,438
5.70%, 08/01/35 .................. 930 926,518
Vista Energy Argentina SAU
(e)
8.50%, 06/10/33 .................. 1,050 1,113,106
7.63%, 12/10/35
(c)
................. 670 695,045
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
7.88%, 04/08/38 .................. USD 600 $ 618,228
W&T Offshore, Inc., 10.75%, 02/01/29
(c)(d)
... 280 289,730
Western Midstream Operating LP
4.50%, 03/01/28 .................. 600 597,130
4.75%, 08/15/28 .................. 490 489,633
6.35%, 01/15/29 .................. 720 742,113
4.05%, 02/01/30 .................. 1,217 1,173,765
7.25%, 04/01/30
(d)
................. 960 1,004,143
4.80%, 03/01/31 .................. 725 711,413
6.15%, 04/01/33 .................. 900 926,183
5.45%, 11/15/34 .................. 965 946,488
5.50%, 12/15/35 .................. 750 728,622
5.70%, 07/01/36 .................. 680 671,074
5.45%, 04/01/44 .................. 915 805,779
5.30%, 03/01/48 .................. 570 476,490
5.50%, 08/15/48 .................. 495 424,651
5.25%, 02/01/50 .................. 1,122 932,545
Whistler Pipeline LLC
(d)
5.40%, 09/30/29 .................. 575 580,458
5.70%, 09/30/31 .................. 535 542,701
5.95%, 09/30/34 .................. 905 911,060
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(d)
..................... 615 633,770
Williams Cos., Inc. (The)
5.30%, 08/15/28 .................. 1,084 1,096,036
4.90%, 03/15/29 .................. 1,390 1,393,053
4.80%, 11/15/29 .................. 485 484,610
4.63%, 06/30/30 .................. 850 838,888
3.50%, 11/15/30 .................. 1,442 1,357,255
Series A, 7.50%, 01/15/31 ............ 504 555,459
2.60%, 03/15/31 .................. 1,510 1,354,451
8.75%, 03/15/32 .................. 490 572,439
4.65%, 08/15/32 .................. 995 968,043
5.65%, 03/15/33 .................. 1,305 1,324,347
5.15%, 03/15/34 .................. 1,660 1,628,888
5.60%, 03/15/35 .................. 995 996,334
5.30%, 09/30/35 .................. 1,080 1,055,027
5.15%, 03/15/36 .................. 1,290 1,240,538
6.30%, 04/15/40 .................. 1,516 1,563,209
5.80%, 11/15/43 .................. 444 423,979
5.40%, 03/04/44 .................. 564 513,162
5.75%, 06/24/44 .................. 745 709,575
4.90%, 01/15/45 .................. 543 461,758
5.10%, 09/15/45 .................. 1,154 1,005,559
4.85%, 03/01/48 .................. 913 758,427
3.50%, 10/15/51 .................. 745 489,528
5.30%, 08/15/52 .................. 1,005 870,803
5.80%, 11/15/54 .................. 770 715,130
6.00%, 03/15/55 .................. 675 644,030
5.95%, 03/15/56 .................. 1,260 1,186,004
965,562,255
Paper & Forest Products — 0.1%
Ahlstrom Holding 3 Oy, 4.88%, 02/04/28
(d)
... 305 301,616
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 .................. 590 580,764
4.25%, 04/30/29
(c)(e)
................ 400 379,044
4.20%, 01/29/30
(c)(e)
................ 800 744,920
6.18%, 05/05/32
(e)
................. 600 592,557
5.50%, 11/02/47
(c)
................. 470 402,387
5.50%, 04/30/49
(e)
................. 600 504,696
5.15%, 01/29/50
(e)
................. 450 357,269
Clearwater Paper Corp., 4.75%, 08/15/28
(d)
.. 305 271,351
Domtar Corp., 6.75%, 10/01/28
(d)
........ 652 470,760

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Paper & Forest Products (continued)
Georgia-Pacific LLC
4.40%, 06/30/28
(d)
................. USD 700 $ 696,619
4.40%, 05/15/29
(d)
................. 1,655 1,638,687
7.75%, 11/15/29 .................. 723 786,144
2.30%, 04/30/30
(d)
................. 1,145 1,044,342
4.60%, 05/15/31
(d)
................. 545 534,689
8.88%, 05/15/31 .................. 1,150 1,338,176
4.95%, 06/30/32
(d)
................. 470 465,663
4.90%, 05/15/33
(d)
................. 800 784,405
LD Celulose International GmbH, 7.95%,
01/26/32
(c)(e)
.................... 800 831,762
Magnera Corp.
(d)
4.75%, 11/15/29 .................. 520 484,803
7.25%, 11/15/31 .................. 828 810,667
Mercer International, Inc.
12.88%, 10/01/28
(d)
................ 440 195,670
5.13%, 02/01/29 .................. 776 458,349
Stora Enso OYJ, 7.25%, 04/15/36
(d)
....... 390 425,488
Suzano Austria GmbH
2.50%, 09/15/28 .................. 470 444,858
6.00%, 01/15/29 .................. 1,948 1,975,133
5.00%, 01/15/30 .................. 1,406 1,377,796
4.00%, 01/15/31 .................. 1,495 1,395,795
Series DM3N, 3.13%, 01/15/32 ........ 1,110 974,346
7.00%, 03/16/47
(c)(e)
................ 1,600 1,677,109
Suzano Netherlands BV, 5.50%, 01/15/36 ... 1,200 1,147,244
UPM-Kymmene OYJ, 7.45%, 11/26/27
(d)
.... 215 221,430
24,314,539
Passenger Airlines — 0.1%
Alaska Airlines Pass-Through Trust, Series
2020-1, Class A, 4.80%, 08/15/27
(c)(d)
.... 964 963,142
Alaska Airlines, Inc., 6.50%, 06/01/31
(d)
..... 609 605,353
Allegiant Travel Co., 7.13%, 07/01/31
(d)
.... 860 872,476
American Airlines Pass-Through Trust
Series 2015-2,Class AA, 3.60%, 09/22/27 . 457 450,250
Series 2016-1,Class AA, 3.58%, 01/15/28 . 155 151,669
Series 2016-2,Class AA, 3.20%, 06/15/28 . 524 507,501
Series 2016-3,Class AA, 3.00%, 10/15/28 . 413 397,791
Series 2017-1,Class AA, 3.65%, 02/15/29 . 480 467,687
Series 2017-2,Class AA, 3.35%, 10/15/29
(c)
420 402,285
Series 2019-1,Class AA, 3.15%, 02/15/32 . 472 440,637
Series 2021-1,Class A, 2.88%, 07/11/34 .. 1,242 1,099,484
Series 2025-1,Class A, 4.90%, 05/11/38 .. 815 776,432
Series 2026-1,Class A, 5.25%, 11/10/38 .. 1,120 1,087,648
Series 2026-2,Class A, 5.70%, 02/20/39 .. 930 930,641
American Airlines, Inc.
(d)
7.25%, 02/15/28 .................. 810 817,134
5.75%, 04/20/29 .................. 3,158 3,143,153
AS Mileage Plan IP Ltd.
(d)
5.02%, 10/20/29 .................. 820 808,433
5.31%, 10/20/31 .................. 590 572,084
Avianca Midco 2 plc
(d)
9.63%, 02/14/30 .................. 1,200 1,154,465
9.50%, 01/28/31 .................. 860 805,685
10.25%, 01/07/32
(c)
................ 800 750,080
Azul Secured Finance LLP, 9.88%, 02/15/31
(e)
1,600 1,476,808
British Airways Pass-Through Trust
(c)(d)
Series 2019-1,Class AA, 3.30%, 12/15/32 . 490 462,127
Series 2021-1,Class A, 2.90%, 03/15/35 .. 445 402,794
CHC Group LLC, 11.75%, 09/01/30
(d)
...... 600 515,148
Delta Air Lines Pass-Through Trust, Series
2020-1, Class AA, 2.00%, 06/10/28 ..... 119 114,478
Delta Air Lines, Inc.
4.38%, 04/19/28 .................. 685 680,741
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
4.95%, 07/10/28 .................. USD 1,685 $ 1,688,072
4.75%, 10/20/28
(d)
................. 1,617 1,613,944
3.75%, 10/28/29 .................. 808 776,625
5.25%, 07/10/30 .................. 1,040 1,045,553
Gol Finance, Inc., 14.38%, 06/06/30
(e)
..... 2,400 2,318,892
Grupo Aeromexico SAB de CV
(e)
8.25%, 11/15/29 .................. 600 603,274
8.63%, 11/15/31 .................. 600 604,284
JetBlue Airways Corp., 9.88%, 09/20/31
(c)(d)
.. 2,530 2,201,353
JetBlue Pass-Through Trust
Series 2019-1,Class AA, 2.75%, 05/15/32 . 638 559,399
Series 2020-1,Class A, 4.00%, 11/15/32 .. 355 333,906
Korean Air Lines Co. Ltd., 4.00%, 09/30/30
(e)
. 600 581,525
Latam Airlines Group SA
(e)
7.88%, 04/15/30 .................. 1,600 1,654,037
7.63%, 01/07/31 .................. 955 975,451
OneSky Flight LLC, 8.88%, 12/15/29
(d)
..... 550 578,448
Pegasus Hava Tasimaciligi A/S, 8.00%,
09/11/31
(e)
..................... 600 595,043
Southwest Airlines Co.
3.45%, 11/16/27 .................. 501 493,103
4.38%, 11/15/28 .................. 1,015 1,003,850
2.63%, 02/10/30 .................. 830 762,588
5.25%, 11/15/35 .................. 730 691,476
United Airlines Holdings, Inc.
4.88%, 03/01/29 .................. 1,200 1,181,941
5.38%, 03/01/31 .................. 1,510 1,491,184
United Airlines Pass-Through Trust
Series 2020-1,Class A, 5.88%, 10/15/27 .. 1,252 1,264,133
Series 2016-1,Class AA, 3.10%, 07/07/28 . 591 577,754
Series 2016-2,Class AA, 2.88%, 10/07/28 . 558 536,577
Series 2018-1,Class AA, 3.50%, 03/01/30 . 892 856,893
Series 2019-1,Class AA, 4.15%, 08/25/31 . 175 169,281
Series 2019-2,Class AA, 2.70%, 05/01/32 . 263 237,898
Series 2023-1,Class A, 5.80%, 01/15/36 .. 1,261 1,288,676
Series 2024-1,Class AA, 5.45%, 02/15/37 . 700 698,751
Series 2024-1,Class A, 5.88%, 02/15/37 .. 620 617,563
United Airlines, Inc., 4.63%, 04/15/29
(d)
..... 2,285 2,245,141
VistaJet Malta Finance plc
(c)(d)
9.50%, 06/01/28 .................. 550 557,823
6.38%, 02/01/30 .................. 1,123 1,061,382
8.75%, 01/15/32 .................. 620 609,254
WestJet An Alberta Partnership, 8.00%,
02/14/31
(d)
..................... 795 783,115
54,114,315
Personal Care Products — 0.1%
BellRing Brands, Inc., 7.00%, 03/15/30
(d)
.... 990 978,837
Coty, Inc.
(d)
4.75%, 01/15/29 .................. 993 975,133
6.63%, 07/15/30 .................. 1,155 1,161,546
5.60%, 01/15/31 .................. 865 849,261
Edgewell Personal Care Co.
(d)
5.50%, 06/01/28 .................. 795 793,184
4.13%, 04/01/29 .................. 578 556,489
Estee Lauder Cos., Inc. (The)
4.38%, 05/15/28 .................. 1,030 1,026,018
2.38%, 12/01/29 .................. 715 660,449
2.60%, 04/15/30 .................. 1,055 975,220
1.95%, 03/15/31 .................. 947 830,081
4.65%, 05/15/33 .................. 1,027 993,966
5.00%, 02/14/34 .................. 775 763,418
6.00%, 05/15/37 .................. 500 518,099
4.38%, 06/15/45 .................. 727 589,288
4.15%, 03/15/47 .................. 733 563,576

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Personal Care Products (continued)
3.13%, 12/01/49 .................. USD 1,018 $ 644,336
5.15%, 05/15/53 .................. 807 699,874
Haleon US Capital LLC
3.38%, 03/24/29 .................. 1,410 1,363,693
3.63%, 03/24/32 .................. 1,750 1,622,637
4.00%, 03/24/52 .................. 1,055 782,971
Kenvue, Inc.
5.05%, 03/22/28 .................. 1,378 1,387,851
5.00%, 03/22/30 .................. 1,700 1,708,251
4.85%, 05/22/32 .................. 495 491,902
4.90%, 03/22/33 .................. 1,905 1,882,305
5.10%, 03/22/43 .................. 990 906,298
5.05%, 03/22/53 .................. 2,750 2,385,354
5.20%, 03/22/63 .................. 1,105 950,516
L'Oreal SA, 5.00%, 05/20/35
(d)
.......... 800 790,834
Opal Bidco SAS, 6.50%, 03/31/32
(d)
....... 1,332 1,340,538
Perrigo Finance Unlimited Co.
5.15%, 06/15/30 .................. 1,005 950,727
6.13%, 09/30/32
(c)
................. 835 793,220
4.90%, 12/15/44 .................. 330 240,830
Prestige Brands, Inc.
(d)
3.75%, 04/01/31 .................. 726 666,130
6.25%, 07/15/34 .................. 248 248,620
32,091,452
Pharmaceuticals — 0.9%
1261229 BC Ltd., 10.00%, 04/15/32
(d)
..... 6,893 7,045,711
Amneal Pharmaceuticals LLC, 6.88%,
08/01/32
(d)
..................... 700 721,014
Astrazeneca Finance LLC
4.88%, 03/03/28 .................. 1,200 1,207,887
1.75%, 05/28/28 .................. 3,005 2,865,512
4.85%, 02/26/29 .................. 1,590 1,599,893
4.90%, 03/03/30 .................. 1,205 1,212,616
4.90%, 02/26/31 .................. 1,245 1,249,676
4.00%, 03/02/31 .................. 665 642,917
2.25%, 05/28/31 .................. 1,049 932,411
4.30%, 03/02/33 .................. 695 666,518
4.88%, 03/03/33 .................. 1,155 1,145,673
5.00%, 02/26/34 .................. 1,970 1,952,335
4.60%, 03/02/36 .................. 800 758,818
AstraZeneca plc
4.00%, 01/17/29 .................. 1,369 1,351,347
1.38%, 08/06/30 .................. 1,702 1,493,214
6.45%, 09/15/37 .................. 3,675 3,982,160
4.00%, 09/18/42 .................. 1,285 1,049,822
4.38%, 11/16/45 .................. 1,139 953,246
4.38%, 08/17/48 .................. 898 737,257
2.13%, 08/06/50 .................. 1,410 742,280
3.00%, 05/28/51 .................. 1,065 673,679
Bausch Health Americas, Inc., 8.50%,
01/31/27
(d)
..................... 596 593,280
Bausch Health Cos., Inc.
(d)
7.00%, 01/15/28 .................. 225 204,750
5.00%, 01/30/28 .................. 404 365,589
4.88%, 06/01/28 .................. 694 650,072
11.00%, 09/30/28 ................. 1,230 1,258,351
5.00%, 02/15/29 .................. 439 335,930
6.25%, 02/15/29 .................. 1,025 804,625
7.25%, 05/30/29 .................. 335 263,133
5.25%, 01/30/30 .................. 760 514,876
14.00%, 10/15/30 ................. 347 317,775
5.25%, 02/15/31 .................. 530 328,241
Bayer Corp., 6.65%, 02/15/28
(d)
......... 480 492,718
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Bayer US Finance II LLC
(d)
4.38%, 12/15/28 .................. USD 3,332 $ 3,288,450
4.20%, 07/15/34 .................. 560 507,994
5.50%, 07/30/35 .................. 440 428,940
4.63%, 06/25/38 .................. 1,335 1,179,190
4.40%, 07/15/44 .................. 1,734 1,341,679
3.95%, 04/15/45 .................. 1,786 1,285,278
4.88%, 06/25/48 .................. 1,200 965,236
4.70%, 07/15/64 .................. 901 659,805
Bayer US Finance LLC
(d)
6.25%, 01/21/29
(c)
................. 1,439 1,479,161
6.38%, 11/21/30 .................. 1,255 1,309,440
5.13%, 07/20/31 .................. 1,000 991,462
5.38%, 07/20/33 .................. 885 874,409
6.50%, 11/21/33 .................. 2,210 2,324,900
5.63%, 07/20/36 .................. 1,000 981,686
6.25%, 07/20/46 .................. 1,000 959,867
6.88%, 11/21/53 .................. 1,175 1,211,993
6.38%, 07/20/56 .................. 1,000 966,718
Bristol-Myers Squibb Co.
1.13%, 11/13/27 .................. 1,000 960,812
3.45%, 11/15/27 .................. 825 815,541
4.90%, 02/22/29 .................. 600 605,480
3.40%, 07/26/29 .................. 2,949 2,853,015
1.45%, 11/13/30 .................. 1,805 1,577,995
5.75%, 02/01/31 .................. 1,530 1,585,581
5.10%, 02/22/31 .................. 795 803,515
2.95%, 03/15/32 .................. 1,710 1,545,644
5.90%, 11/15/33 .................. 1,200 1,253,848
5.20%, 02/22/34 .................. 2,814 2,824,150
4.13%, 06/15/39 .................. 2,433 2,109,886
2.35%, 11/13/40 .................. 1,215 828,137
3.55%, 03/15/42 .................. 1,295 992,751
3.25%, 08/01/42 .................. 913 666,548
5.50%, 02/22/44 .................. 505 483,004
4.50%, 03/01/44 .................. 575 482,992
4.63%, 05/15/44 .................. 1,000 855,097
5.00%, 08/15/45 .................. 905 800,478
4.35%, 11/15/47 .................. 1,283 1,021,940
4.55%, 02/20/48 .................. 1,638 1,338,027
4.25%, 10/26/49 .................. 4,151 3,211,003
2.55%, 11/13/50 .................. 1,943 1,079,945
3.70%, 03/15/52 .................. 2,500 1,736,416
6.25%, 11/15/53 .................. 1,010 1,027,528
5.55%, 02/22/54 .................. 3,070 2,854,469
3.90%, 03/15/62 .................. 2,130 1,453,005
6.40%, 11/15/63 .................. 50 52,599
5.65%, 02/22/64
(c)
................. 95 88,477
Elanco Animal Health, Inc., 6.40%, 08/28/28 . 832 850,977
Eli Lilly & Co.
4.15%, 08/14/27 .................. 740 739,112
4.55%, 02/12/28 .................. 1,075 1,077,704
4.00%, 10/15/28 .................. 1,720 1,705,185
4.50%, 02/09/29 .................. 1,090 1,091,096
3.38%, 03/15/29 .................. 1,380 1,341,145
4.15%, 05/20/29 .................. 1,480 1,465,306
4.20%, 08/14/29 .................. 1,310 1,297,158
4.75%, 02/12/30 .................. 890 892,489
4.25%, 03/15/31 .................. 1,360 1,332,485
4.38%, 05/20/31 .................. 2,970 2,916,574
4.90%, 02/12/32 .................. 910 912,941
4.55%, 10/15/32 .................. 1,075 1,056,092
4.70%, 02/27/33 .................. 1,185 1,169,874
4.65%, 05/20/33 .................. 2,365 2,316,844
4.70%, 02/09/34 .................. 1,875 1,832,214

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
4.60%, 08/14/34 .................. USD 1,455 $ 1,408,372
5.10%, 02/12/35 .................. 1,300 1,296,422
4.90%, 10/15/35 .................. 1,490 1,457,374
4.85%, 05/20/36 .................. 2,120 2,051,151
5.55%, 03/15/37 .................. 915 936,735
3.70%, 03/01/45 .................. 945 714,829
3.95%, 05/15/47 .................. 795 615,332
3.95%, 03/15/49 .................. 905 686,062
2.25%, 05/15/50 .................. 1,650 889,952
4.88%, 02/27/53 .................. 1,575 1,352,795
5.00%, 02/09/54 .................. 1,480 1,293,862
5.05%, 08/14/54 .................. 1,685 1,481,994
5.50%, 02/12/55 .................. 800 752,256
5.55%, 10/15/55 .................. 845 800,734
5.60%, 05/20/56 .................. 3,550 3,383,022
4.15%, 03/15/59 .................. 670 497,188
2.50%, 09/15/60 .................. 1,368 694,465
4.95%, 02/27/63 .................. 1,030 865,335
5.10%, 02/09/64 .................. 1,450 1,250,771
5.20%, 08/14/64 .................. 935 818,903
5.60%, 02/12/65 .................. 950 888,801
5.65%, 10/15/65 .................. 825 780,435
5.70%, 05/20/66 .................. 690 655,250
EMD Finance LLC
(d)
4.13%, 08/15/28 .................. 790 780,829
4.38%, 10/15/30 .................. 1,070 1,045,714
4.63%, 10/15/32 .................. 1,050 1,017,496
5.00%, 10/15/35 .................. 1,180 1,136,606
Endo Finance Holdings LP, 8.50%, 04/15/31
(c)(d)
1,007 1,060,162
GlaxoSmithKline Capital plc, 3.38%, 06/01/29 1,535 1,487,059
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28 .................. 2,128 2,109,137
4.50%, 04/15/30 .................. 795 789,727
5.38%, 04/15/34 .................. 818 828,649
4.88%, 04/15/35 .................. 900 874,118
6.38%, 05/15/38 .................. 3,331 3,580,751
4.20%, 03/18/43 .................. 724 598,444
Harrow, Inc., 8.63%, 09/15/30
(d)
......... 300 304,246
Hikma Finance USA LLC, 5.13%, 07/08/30
(e)
. 600 594,600
HLF Financing SARL LLC
(d)
4.88%, 06/01/29 .................. 640 595,793
7.75%, 05/01/33 .................. 970 975,951
Jazz Securities DAC, 4.38%, 01/15/29
(d)
.... 1,680 1,645,016
Johnson & Johnson
0.95%, 09/01/27 .................. 1,593 1,539,950
2.90%, 01/15/28 .................. 794 779,200
4.55%, 03/01/28 .................. 1,390 1,395,671
4.80%, 06/01/29 .................. 1,430 1,446,201
6.95%, 09/01/29 .................. 564 605,534
4.70%, 03/01/30 .................. 1,860 1,871,726
1.30%, 09/01/30 .................. 1,838 1,618,066
4.90%, 06/01/31 .................. 1,965 1,990,081
4.85%, 03/01/32 .................. 1,065 1,075,763
4.95%, 05/15/33 .................. 1,107 1,124,706
4.38%, 12/05/33 .................. 811 791,650
4.95%, 06/01/34 .................. 1,790 1,807,047
5.00%, 03/01/35 .................. 1,545 1,555,405
3.55%, 03/01/36 .................. 1,110 985,854
3.63%, 03/03/37 .................. 2,121 1,864,385
5.95%, 08/15/37 .................. 900 965,629
3.40%, 01/15/38 .................. 1,148 974,574
5.85%, 07/15/38 .................. 805 853,428
2.10%, 09/01/40 .................. 1,097 744,482
4.50%, 09/01/40 .................. 969 893,510
4.85%, 05/15/41 .................. 840 798,860
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
4.50%, 12/05/43 .................. USD 620 $ 551,492
3.70%, 03/01/46 .................. 2,289 1,756,442
3.75%, 03/03/47 .................. 1,330 1,009,581
3.50%, 01/15/48 .................. 891 644,416
2.25%, 09/01/50 .................. 1,196 655,682
5.25%, 06/01/54
(c)
................. 850 811,307
2.45%, 09/01/60 .................. 1,310 667,231
Merck & Co., Inc.
3.85%, 09/15/27 .................. 775 771,176
4.05%, 05/17/28 .................. 745 740,785
4.30%, 05/22/28 .................. 1,300 1,297,758
1.90%, 12/10/28 .................. 870 820,083
3.40%, 03/07/29 .................. 2,556 2,484,509
3.85%, 03/15/29 .................. 755 742,268
4.30%, 05/17/30 .................. 1,015 1,000,460
1.45%, 06/24/30 .................. 1,488 1,315,550
4.15%, 09/15/30 .................. 830 811,737
4.15%, 03/15/31 .................. 1,055 1,026,269
4.65%, 05/22/31 .................. 2,125 2,109,661
2.15%, 12/10/31 .................. 1,890 1,650,843
4.55%, 09/15/32 .................. 940 922,224
4.45%, 12/04/32 .................. 1,040 1,012,269
4.50%, 05/17/33 .................. 1,635 1,590,536
4.95%, 05/22/33 .................. 2,330 2,312,840
6.50%, 12/01/33 .................. 1,500 1,628,747
4.95%, 09/15/35 .................. 1,930 1,884,515
4.75%, 12/04/35 .................. 1,340 1,286,625
5.20%, 05/22/36 .................. 2,120 2,103,293
6.55%, 09/15/37 .................. 535 591,777
3.90%, 03/07/39 .................. 943 806,347
2.35%, 06/24/40 .................. 1,251 864,431
3.60%, 09/15/42 .................. 845 648,145
4.15%, 05/18/43 .................. 1,500 1,223,725
4.90%, 05/17/44 .................. 660 584,286
3.70%, 02/10/45 .................. 2,075 1,558,144
5.50%, 03/15/46 .................. 1,325 1,251,934
5.75%, 05/22/46 .................. 1,820 1,769,506
4.00%, 03/07/49 .................. 1,354 1,019,060
2.45%, 06/24/50 .................. 1,343 744,198
2.75%, 12/10/51 .................. 2,115 1,225,651
5.00%, 05/17/53 .................. 1,420 1,228,128
5.70%, 09/15/55 .................. 1,265 1,205,764
5.55%, 12/04/55 .................. 1,365 1,273,396
5.85%, 05/22/56 .................. 1,610 1,568,681
2.90%, 12/10/61 .................. 1,701 921,222
5.15%, 05/17/63 .................. 1,020 876,593
5.70%, 12/04/65 .................. 1,155 1,081,474
Merck Sharp & Dohme LLC
5.95%, 12/01/28 .................. 549 566,249
5.75%, 11/15/36 .................. 798 838,409
Mylan, Inc.
4.55%, 04/15/28 .................. 849 842,444
5.40%, 11/29/43 .................. 506 429,844
5.20%, 04/15/48 .................. 750 600,773
Novartis Capital Corp.
3.90%, 11/05/28 .................. 1,025 1,012,022
4.10%, 03/16/29 .................. 1,605 1,586,348
3.80%, 09/18/29 .................. 1,400 1,367,243
2.20%, 08/14/30 .................. 1,876 1,703,458
4.10%, 11/05/30 .................. 1,905 1,854,710
4.40%, 03/18/31 .................. 1,360 1,336,981
4.00%, 09/18/31 .................. 1,115 1,078,425
4.30%, 11/05/32 .................. 1,200 1,159,862
4.60%, 03/18/33 .................. 2,120 2,069,173
4.20%, 09/18/34 .................. 1,070 1,011,155

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
4.60%, 11/05/35 .................. USD 610 $ 583,342
4.90%, 03/18/36 .................. 3,400 3,303,658
3.70%, 09/21/42 .................. 885 698,802
4.40%, 05/06/44 .................. 2,228 1,878,160
5.20%, 11/05/45 .................. 795 730,246
4.00%, 11/20/45 .................. 1,380 1,091,668
5.60%, 03/18/46 .................. 1,175 1,136,343
2.75%, 08/14/50 .................. 1,181 707,581
4.70%, 09/18/54 .................. 920 767,657
5.30%, 11/05/55 .................. 515 472,004
5.70%, 03/18/56 .................. 2,690 2,602,051
Organon & Co.
(d)
4.13%, 04/30/28 .................. 2,470 2,433,507
5.13%, 04/30/31 .................. 2,033 2,013,525
6.75%, 05/15/34 .................. 525 548,011
7.88%, 05/15/34 .................. 655 699,406
Pershing Square Holdings Ltd.
(d)
3.25%, 11/15/30 .................. 1,000 913,930
3.25%, 10/01/31 .................. 1,000 887,783
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 .................. 4,960 4,949,366
4.65%, 05/19/30 .................. 3,605 3,583,198
4.75%, 05/19/33 .................. 5,320 5,192,827
5.11%, 05/19/43 .................. 3,735 3,409,414
5.30%, 05/19/53 .................. 7,145 6,410,386
5.34%, 05/19/63 .................. 5,034 4,395,511
Pfizer, Inc.
3.88%, 11/15/27 .................. 370 367,808
3.60%, 09/15/28 .................. 1,047 1,029,783
3.45%, 03/15/29 .................. 1,997 1,945,231
2.63%, 04/01/30 .................. 1,777 1,648,452
1.70%, 05/28/30 .................. 1,635 1,459,418
4.20%, 11/15/30 .................. 920 899,490
1.75%, 08/18/31 .................. 1,741 1,504,038
4.50%, 11/15/32 .................. 1,745 1,699,986
4.88%, 11/15/35 .................. 1,125 1,089,616
4.00%, 12/15/36 .................. 1,234 1,107,593
4.10%, 09/15/38 .................. 895 789,571
3.90%, 03/15/39 .................. 1,110 942,179
7.20%, 03/15/39 .................. 2,799 3,200,720
2.55%, 05/28/40 .................. 1,529 1,074,623
5.60%, 09/15/40 .................. 717 713,051
4.30%, 06/15/43 .................. 1,093 903,480
4.40%, 05/15/44 .................. 1,211 1,016,998
4.13%, 12/15/46 .................. 1,580 1,239,206
4.20%, 09/15/48 .................. 1,454 1,130,555
4.00%, 03/15/49 .................. 1,541 1,156,061
2.70%, 05/28/50 .................. 893 525,111
5.60%, 11/15/55
(c)
................. 775 735,219
5.70%, 11/15/65 .................. 640 595,269
Pharmacia LLC, 6.60%, 12/01/28 ........ 773 806,220
Roche Holdings, Inc.
(d)
3.63%, 09/17/28 .................. 1,059 1,040,693
5.34%, 11/13/28 .................. 1,395 1,418,803
1.93%, 12/13/28 .................. 975 918,155
4.79%, 03/08/29 .................. 610 612,770
4.20%, 09/09/29 .................. 665 656,969
5.49%, 11/13/30 .................. 1,475 1,512,502
4.08%, 12/02/30 .................. 600 583,057
4.91%, 03/08/31 .................. 685 687,020
2.08%, 12/13/31 .................. 1,995 1,734,419
4.37%, 12/02/32 .................. 400 388,209
5.59%, 11/13/33 .................. 1,366 1,405,631
4.99%, 03/08/34 .................. 1,680 1,665,967
4.59%, 09/09/34 .................. 600 578,485
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
4.67%, 12/02/35 .................. USD 600 $ 574,699
7.00%, 03/01/39 .................. 995 1,131,842
4.00%, 11/28/44 .................. 685 552,814
2.61%, 12/13/51 .................. 1,795 1,024,919
5.22%, 03/08/54
(c)
................. 965 876,818
Royalty Pharma plc
1.75%, 09/02/27 .................. 1,037 1,005,985
5.15%, 09/02/29 .................. 890 897,863
2.20%, 09/02/30 .................. 1,140 1,022,479
4.45%, 03/25/31 .................. 525 511,950
2.15%, 09/02/31 .................. 595 517,467
5.40%, 09/02/34 .................. 605 601,343
5.20%, 09/25/35 .................. 1,530 1,489,424
3.30%, 09/02/40 .................. 1,540 1,160,595
3.55%, 09/02/50 .................. 1,900 1,264,836
3.35%, 09/02/51 .................. 730 464,472
5.90%, 09/02/54 .................. 725 687,063
5.95%, 09/25/55 .................. 510 487,589
Sanofi SA
3.75%, 11/03/27 .................. 425 422,059
3.63%, 06/19/28 .................. 1,291 1,274,045
3.80%, 11/03/28 .................. 1,020 1,004,993
4.20%, 11/03/32 .................. 720 696,704
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 .................. 1,993 2,003,169
2.05%, 03/31/30 .................. 2,588 2,338,907
5.30%, 07/05/34 .................. 1,000 993,645
3.03%, 07/09/40 .................. 1,691 1,240,043
5.65%, 07/05/44 .................. 425 406,024
3.18%, 07/09/50 .................. 2,018 1,275,153
5.65%, 07/05/54 .................. 670 625,029
3.38%, 07/09/60 .................. 810 491,441
5.80%, 07/05/64 .................. 500 468,411
Takeda US Financing, Inc.
5.20%, 07/07/35 .................. 1,690 1,655,118
5.90%, 07/07/55 .................. 1,860 1,795,441
Teva Pharmaceutical Finance Co. LLC, 6.15%,
02/01/36 ...................... 900 922,254
Teva Pharmaceutical Finance Netherlands III
BV
6.75%, 03/01/28 .................. 1,400 1,426,537
5.13%, 05/09/29 .................. 1,215 1,211,781
8.13%, 09/15/31 .................. 500 555,768
6.00%, 12/01/32 .................. 625 637,182
4.10%, 10/01/46 .................. 2,300 1,695,433
Teva Pharmaceutical Finance Netherlands IV
BV, 5.75%, 12/01/30 .............. 1,010 1,022,592
Utah Acquisition Sub, Inc., 5.25%, 06/15/46 .. 450 365,911
Viatris, Inc.
2.70%, 06/22/30 .................. 1,366 1,241,587
3.85%, 06/22/40 .................. 1,300 994,197
4.00%, 06/22/50 .................. 1,989 1,319,809
Wyeth LLC
6.50%, 02/01/34 .................. 891 958,382
6.00%, 02/15/36 .................. 1,082 1,128,216
5.95%, 04/01/37 .................. 2,181 2,266,125
Zoetis, Inc.
3.00%, 09/12/27 .................. 723 711,906
4.15%, 08/17/28 .................. 980 971,782
3.90%, 08/20/28 .................. 701 691,983
2.00%, 05/15/30 .................. 1,694 1,524,407
5.60%, 11/16/32 .................. 895 916,191
5.00%, 08/17/35
(c)
................. 1,455 1,409,645
4.70%, 02/01/43 .................. 1,879 1,620,946
3.95%, 09/12/47 .................. 790 591,844

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
4.45%, 08/20/48 .................. USD 695 $ 557,548
3.00%, 05/15/50 .................. 840 519,893
406,375,523
Professional Services — 0.1%
Amentum Holdings, Inc., 7.25%, 08/01/32
(d)
.. 1,065 1,093,951
AMN Healthcare, Inc.
(d)
4.00%, 04/15/29 .................. 435 418,057
6.50%, 01/15/31
(c)
................. 450 450,198
Automatic Data Processing, Inc.
1.70%, 05/15/28 .................. 1,545 1,475,208
1.25%, 09/01/30 .................. 1,575 1,376,998
4.75%, 05/08/32 .................. 1,340 1,327,872
4.45%, 09/09/34 .................. 1,240 1,188,480
5.00%, 05/07/36 .................. 2,075 2,018,609
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29 .................. 921 859,664
2.60%, 05/01/31 .................. 1,310 1,161,700
5.75%, 05/15/36 .................. 950 934,898
CACI International, Inc., 6.38%, 06/15/33
(d)
.. 2,115 2,130,916
Concentrix Corp.
(c)
6.60%, 08/02/28 .................. 1,120 1,122,121
6.50%, 03/01/29 .................. 200 194,141
6.85%, 08/02/33 .................. 550 504,828
CoreLogic, Inc.
(d)
9.00%, 08/01/31 .................. 2,075 2,044,888
12.00%, 02/01/32 ................. 930 870,938
Equifax, Inc.
5.10%, 12/15/27 .................. 815 819,751
5.10%, 06/01/28 .................. 1,105 1,110,898
5.00%, 08/15/29 .................. 105 105,141
4.80%, 09/15/29 .................. 870 866,645
3.10%, 05/15/30 .................. 733 682,887
2.35%, 09/15/31 .................. 1,051 915,873
5.65%, 08/15/33 .................. 150 150,475
Experian Finance plc
(d)
4.25%, 02/01/29 .................. 755 745,702
2.75%, 03/08/30 .................. 1,260 1,165,607
5.25%, 08/17/35 .................. 400 391,836
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 .................. 1,755 1,804,856
5.90%, 03/01/33 .................. 670 682,088
Jacobs Solutions, Inc.
4.75%, 03/03/31 .................. 1,810 1,770,390
5.38%, 03/03/36 .................. 475 457,190
KBR, Inc., 4.75%, 09/30/28
(d)
........... 275 270,872
Korn Ferry, 4.63%, 12/15/27
(d)
.......... 420 417,627
Mobility Global, Inc.
(d)
5.05%, 06/15/29 .................. 810 806,363
5.45%, 06/15/31 .................. 890 890,303
6.05%, 06/15/36 .................. 1,205 1,185,320
Paychex, Inc.
5.10%, 04/15/30 .................. 1,395 1,395,379
5.35%, 04/15/32 .................. 1,610 1,614,335
5.60%, 04/15/35
(c)
................. 1,325 1,316,542
Science Applications International Corp.
(d)
4.88%, 04/01/28 .................. 430 424,191
5.88%, 11/01/33 .................. 505 494,679
TR Finance LLC
5.50%, 08/15/35 .................. 524 518,503
5.85%, 04/15/40 .................. 715 696,401
5.65%, 11/23/43
(c)
................. 685 648,625
TriNet Group, Inc.
(d)
3.50%, 03/01/29 .................. 550 519,426
7.13%, 08/15/31 .................. 525 532,560
Security
Par (000)
Par (000) Value
Professional Services (continued)
UL Solutions, Inc., 6.50%, 10/20/28 ....... USD 510 $ 528,203
Verisk Analytics, Inc.
4.13%, 03/15/29 .................. 992 975,970
4.45%, 03/15/31 .................. 510 495,272
5.75%, 04/01/33
(c)
................. 745 758,252
5.25%, 06/05/34 .................. 860 842,478
5.25%, 03/15/35 .................. 785 765,118
5.13%, 03/15/36 .................. 295 280,998
5.50%, 06/15/45 .................. 714 653,294
3.63%, 05/15/50 .................. 1,140 766,830
VT Topco, Inc., 8.50%, 08/15/30
(c)(d)
....... 595 607,884
49,248,231
Real Estate Management & Development — 0.1%
Aldar Investment Properties Sukuk Ltd.
(e)
4.88%, 05/24/33 .................. 600 571,600
5.50%, 05/16/34 .................. 600 588,530
5.25%, 03/25/35 .................. 800 767,203
Aldar Properties PJSC
(e)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.04%), 6.62%,
04/15/55 ..................... 1,200 1,157,262
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.02%), 5.88%,
04/14/56 ..................... 1,200 1,102,400
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29
(e)
... 600 570,917
Alpha Star Holding IX Ltd., 7.00%, 08/26/28
(e)
. 800 780,387
Alpha Star Holding X Ltd., 6.13%, 08/05/29
(e)
. 800 755,231
Anywhere Real Estate Group LLC
(d)
5.75%, 01/15/29 .................. 654 644,677
5.25%, 04/15/30 .................. 557 534,553
7.00%, 04/15/30 .................. 690 695,364
9.75%, 04/15/30 .................. 575 616,386
Arabian Centres Sukuk III Ltd., 9.50%,
03/06/29
(e)
..................... 800 802,559
Arada Sukuk 2 Ltd., 8.00%, 06/24/29
(e)
..... 600 598,412
Binghatti Sukuk 2 Spv Ltd.
(e)
7.75%, 07/02/29 .................. 600 517,044
8.13%, 08/07/30 .................. 600 500,977
8.38%, 08/12/31 .................. 600 489,059
CBRE Services, Inc.
5.50%, 04/01/29 .................. 775 787,090
4.80%, 06/15/30 .................. 1,095 1,084,629
2.50%, 04/01/31 .................. 983 875,959
4.90%, 01/15/33 .................. 700 681,131
5.95%, 08/15/34 .................. 1,130 1,155,822
5.50%, 06/15/35 .................. 815 807,683
5.25%, 06/01/36 .................. 835 806,296
Central Plaza Development Ltd., 6.80%,
04/07/29
(e)
..................... 400 399,163
China Overseas Finance Cayman III Ltd.,
6.38%, 10/29/43
(e)
................ 1,000 1,023,828
China Overseas Finance Cayman V Ltd., Series
B, 5.35%, 11/15/42
(e)
.............. 200 183,825
China Overseas Finance Cayman VI Ltd.,
6.45%, 06/11/34
(e)
................ 600 632,432
China Overseas Finance Cayman VII Ltd.,
4.75%, 04/26/28
(e)
................ 1,000 996,129
China Overseas Finance Cayman VIII Ltd.
(e)
3.45%, 07/15/29 .................. 250 239,432
2.75%, 03/02/30 .................. 1,000 920,446
China Resources Land Ltd.
(e)
4.13%, 11/20/28 .................. 400 393,304
4.13%, 02/26/29 .................. 200 196,222

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Corp. Inmobiliaria Vesta SAB de CV
(e)
3.63%, 05/13/31 .................. USD 600 $ 541,098
5.50%, 01/30/33
(c)
................. 400 384,067
CoStar Group, Inc., 2.80%, 07/15/30
(d)
..... 1,297 1,162,935
Cushman & Wakefield US Borrower LLC
(d)
6.75%, 05/15/28 .................. 198 198,449
8.88%, 09/01/31 .................. 385 403,184
Dar Al-Arkan Sukuk Co. Ltd.
(e)
8.00%, 02/25/29 .................. 800 803,689
7.25%, 07/02/30 .................. 800 787,320
7.25%, 05/26/31 .................. 400 390,981
Elect Global Investments Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.28%), 7.20%
(e)(g)(i)
......... 800 836,910
Emaar Sukuk Ltd.
(e)
3.88%, 09/17/29 .................. 700 673,346
3.70%, 07/06/31 .................. 400 372,762
Esic Sukuk Ltd., 5.83%, 02/14/29
(e)
....... 800 801,061
Five Point Operating Co. LP, 8.00%, 10/01/30
(d)
451 461,577
Forestar Group, Inc.
(d)
5.00%, 03/01/28 .................. 460 456,406
6.50%, 03/15/33 .................. 595 597,198
Franshion Brilliant Ltd., 4.25%, 07/23/29
(e)
... 600 555,924
Greentown China Holdings Ltd., 8.45%,
02/24/28
(e)
..................... 400 404,709
Greystar Real Estate Partners LLC, 7.75%,
09/01/30
(d)
..................... 430 444,846
Hongkong Land Finance Cayman Islands Co.
Ltd. (The)
(e)
2.88%, 05/27/30 .................. 600 560,502
2.25%, 07/15/31 .................. 400 355,146
5.25%, 07/14/33 .................. 800 806,633
Howard Hughes Corp. (The)
(d)
4.13%, 02/01/29 .................. 685 660,295
4.38%, 02/01/31 .................. 775 725,915
5.88%, 03/01/32 .................. 661 645,720
6.13%, 03/01/34 .................. 556 541,617
Hunt Cos., Inc., 5.25%, 04/15/29
(d)
....... 735 718,196
Hysan MTN Ltd., 2.82%, 09/04/29
(e)
....... 600 563,530
IFC Development Corporate Treasury Ltd.,
3.63%, 04/17/29
(e)
................ 400 388,276
Jones Lang LaSalle, Inc., 6.88%, 12/01/28 .. 810 844,440
Kennedy-Wilson, Inc.
(d)
7.00%, 06/01/31 .................. 1,300 1,324,385
7.25%, 06/01/33 .................. 1,175 1,189,481
Longfor Group Holdings Ltd.
(e)
4.50%, 01/16/28 .................. 600 559,598
3.95%, 09/16/29 .................. 600 504,736
LOTTE Property & Development Co. Ltd.,
4.38%, 07/14/28
(e)
................ 400 396,543
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.05%), 5.75%
(e)(g)(i)
......... 400 372,214
MAF Sukuk Ltd.
(e)
4.64%, 05/14/29 .................. 800 780,723
3.93%, 02/28/30 .................. 800 756,331
5.00%, 06/01/33 .................. 800 775,706
4.88%, 10/22/35 .................. 400 377,852
Mitsui Fudosan Co. Ltd., 3.95%, 01/24/29
(d)
.. 300 292,546
Mobiliare Latam SA, 6.75%, 11/10/32
(e)
..... 600 597,521
Nan Fung Treasury Ltd.
(e)
3.63%, 08/27/30 .................. 600 561,997
5.75%, 05/21/36 .................. 600 585,975
Newmark Group, Inc., 7.50%, 01/12/29 .... 500 520,377
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Ontario Teachers' Cadillac Fairview Properties
Trust
(d)
4.13%, 02/01/29 .................. USD 1,386 $ 1,360,530
2.50%, 10/15/31 .................. 1,110 970,377
Sinochem Offshore Capital Co. Ltd.
2.38%, 09/23/31
(e)
................. 1,000 883,393
Sinochem Overseas Capital Co. Ltd., 6.30%,
11/12/40
(d)
..................... 650 707,564
Sino-Ocean Group Holding Ltd., 3.00%,
03/27/33
(e)(k)
.................... 400 21,283
Sobha Sukuk I Holding Ltd.
(e)
8.00%, 02/19/29 .................. 600 577,985
7.13%, 09/11/30 .................. 1,000 908,661
Sun Hung Kai Properties Capital Market Ltd.
(e)
3.75%, 02/25/29 .................. 600 585,628
2.88%, 01/21/30 .................. 1,000 939,659
2.75%, 05/13/30 .................. 400 372,225
Swire Pacific Mtn Financing HK Ltd.
(e)
2.88%, 01/30/30 .................. 400 377,026
4.63%, 08/28/32 .................. 800 790,285
Swire Pacific MTN Financing HK Ltd., 5.13%,
07/05/29
(e)
..................... 600 607,580
Swire Properties MTN Financing Ltd.
(e)
3.50%, 01/10/28 .................. 200 196,555
4.25%, 01/13/31 .................. 800 783,286
Vanke Real Estate Hong Kong Co. Ltd., 3.98%,
11/09/27
(e)(k)
.................... 1,000 493,099
Wharf REIC Finance BVI Ltd.
(e)
3.50%, 01/17/28 .................. 250 245,260
2.88%, 05/07/30 .................. 600 556,753
Zhongliang Holdings Group Co. Ltd., 0.00%,
07/01/27
(e)(k)
.................... 1,050 22,507
60,958,325
Residential REITs — 0.1%
American Homes 4 Rent LP
4.25%, 02/15/28 .................. 775 768,240
4.90%, 02/15/29 .................. 1,025 1,024,874
4.95%, 06/15/30 .................. 245 243,443
2.38%, 07/15/31 .................. 900 789,093
3.63%, 04/15/32 .................. 375 344,248
5.50%, 02/01/34 .................. 880 875,934
5.50%, 07/15/34 .................. 785 780,134
5.25%, 03/15/35 .................. 285 278,618
3.38%, 07/15/51 .................. 345 220,965
4.30%, 04/15/52 .................. 390 292,608
AvalonBay Communities, Inc.
3.20%, 01/15/28 .................. 443 434,662
1.90%, 12/01/28 .................. 1,040 977,561
3.30%, 06/01/29 .................. 632 608,574
2.30%, 03/01/30 .................. 672 616,385
4.35%, 12/01/30 .................. 480 470,230
2.45%, 01/15/31 .................. 1,008 910,858
2.05%, 01/15/32 .................. 905 782,946
5.00%, 02/15/33 .................. 335 332,628
5.30%, 12/07/33 .................. 765 771,393
5.35%, 06/01/34 .................. 340 341,494
5.00%, 08/01/35 .................. 695 676,525
3.90%, 10/15/46 .................. 350 263,844
4.15%, 07/01/47 .................. 320 249,167
4.35%, 04/15/48 .................. 451 359,327
Camden Property Trust
4.10%, 10/15/28 .................. 892 883,235
3.15%, 07/01/29 .................. 1,110 1,063,162
2.80%, 05/15/30 .................. 802 744,478

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Residential REITs (continued)
4.90%, 01/15/34 .................. USD 555 $ 542,054
4.90%, 02/28/36 .................. 505 482,689
3.35%, 11/01/49 .................. 445 297,422
ERP Operating LP
3.25%, 08/01/27 .................. 480 474,443
3.50%, 03/01/28 .................. 477 469,111
4.15%, 12/01/28 .................. 913 902,550
3.00%, 07/01/29 .................. 880 838,103
2.50%, 02/15/30 .................. 871 804,366
1.85%, 08/01/31 .................. 865 749,815
4.95%, 06/15/32 .................. 490 486,924
4.65%, 09/15/34 .................. 620 591,688
4.50%, 07/01/44 .................. 638 536,371
4.50%, 06/01/45 .................. 610 506,635
4.00%, 08/01/47 .................. 363 278,907
Essential Properties LP
2.95%, 07/15/31 .................. 652 586,076
5.40%, 12/01/35 .................. 465 452,149
5.38%, 07/15/36 .................. 25 24,221
Essex Portfolio LP
1.70%, 03/01/28 .................. 578 552,163
4.00%, 03/01/29 .................. 680 666,172
3.00%, 01/15/30 .................. 500 469,031
1.65%, 01/15/31 .................. 562 485,231
2.55%, 06/15/31 .................. 525 467,077
2.65%, 03/15/32 .................. 654 573,976
5.50%, 04/01/34 .................. 670 669,935
5.38%, 04/01/35 .................. 480 477,531
4.88%, 02/15/36 .................. 340 322,921
4.50%, 03/15/48 .................. 510 405,120
2.65%, 09/01/50 .................. 190 107,458
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 .................. 1,705 1,611,809
5.45%, 08/15/30 .................. 665 670,769
2.00%, 08/15/31 .................. 835 714,316
4.95%, 02/01/32 .................. 350 344,674
4.15%, 04/15/32 .................. 700 660,330
4.95%, 01/15/33 .................. 440 427,923
5.50%, 08/15/33 .................. 465 466,272
2.70%, 01/15/34 .................. 555 459,132
4.88%, 02/01/35 .................. 370 352,540
Mid-America Apartments LP
4.20%, 06/15/28 .................. 922 914,868
3.95%, 03/15/29 .................. 800 784,048
2.75%, 03/15/30 .................. 403 375,026
1.70%, 02/15/31 .................. 800 693,925
5.30%, 02/15/32 .................. 480 485,180
4.65%, 01/15/33 .................. 635 614,490
5.00%, 03/15/34 .................. 465 454,030
4.95%, 03/01/35 .................. 390 378,328
2.88%, 09/15/51 .................. 420 252,259
Store Capital LLC
4.50%, 03/15/28 .................. 533 529,220
4.63%, 03/15/29 .................. 547 539,884
5.40%, 04/30/30 .................. 615 616,483
2.75%, 11/18/30 .................. 660 592,378
4.95%, 02/11/31 .................. 250 244,127
2.70%, 12/01/31 .................. 510 444,634
Sun Communities Operating LP
2.30%, 11/01/28 .................. 745 705,910
2.70%, 07/15/31 .................. 935 832,546
4.20%, 04/15/32 .................. 589 556,104
Tanger Properties LP, 2.75%, 09/01/31 ..... 500 445,970
UDR, Inc.
3.50%, 01/15/28 .................. 485 477,130
Security
Par (000)
Par (000) Value
Residential REITs (continued)
4.40%, 01/26/29 .................. USD 670 $ 663,732
3.20%, 01/15/30 .................. 805 760,394
3.00%, 08/15/31 .................. 825 749,747
2.10%, 08/01/32 .................. 525 441,689
1.90%, 03/15/33 .................. 345 280,435
2.10%, 06/15/33 .................. 230 187,990
5.13%, 09/01/34 .................. 215 210,420
3.10%, 11/01/34 .................. 720 608,187
50,871,664
Retail REITs — 0.1%
Agree LP
2.00%, 06/15/28 .................. 475 452,079
2.90%, 10/01/30 .................. 396 364,803
4.80%, 10/01/32 .................. 480 468,151
2.60%, 06/15/33 .................. 625 525,025
5.63%, 06/15/34 .................. 555 558,918
5.60%, 06/15/35 .................. 355 356,827
Brixmor Operating Partnership LP
2.25%, 04/01/28 .................. 255 245,237
4.13%, 05/15/29 .................. 900 882,782
4.05%, 07/01/30 .................. 1,084 1,046,153
2.50%, 08/16/31 .................. 645 569,730
5.20%, 04/01/32 .................. 230 228,699
4.85%, 02/15/33 .................. 225 218,347
5.50%, 02/15/34 .................. 580 580,323
5.75%, 02/15/35 .................. 325 329,452
5.38%, 06/15/36 .................. 160 155,927
CMT MTN Pte. Ltd., 3.61%, 04/04/29
(e)
..... 400 388,322
Federal Realty OP LP
5.38%, 05/01/28 .................. 465 469,803
3.20%, 06/15/29 .................. 210 201,106
3.50%, 06/01/30 .................. 890 846,043
4.50%, 12/01/44 .................. 596 494,596
Kimco Realty OP LLC
1.90%, 03/01/28 .................. 610 585,266
2.70%, 10/01/30 .................. 815 750,866
2.25%, 12/01/31 .................. 315 275,311
3.20%, 04/01/32 .................. 965 877,653
4.60%, 02/01/33 .................. 745 721,154
6.40%, 03/01/34 .................. 1,120 1,191,187
4.85%, 03/01/35 .................. 285 274,290
5.30%, 02/01/36 .................. 590 585,630
4.25%, 04/01/45 .................. 565 457,298
4.13%, 12/01/46 .................. 362 282,663
4.45%, 09/01/47 .................. 390 318,093
3.70%, 10/01/49 .................. 475 339,193
Kite Realty Group LP
4.95%, 12/15/31 .................. 165 162,391
5.20%, 08/15/32 .................. 275 273,869
5.50%, 03/01/34 .................. 330 329,377
Kite Realty Group Trust, 4.75%, 09/15/30 ... 628 619,950
Link Finance Cayman 2009 Ltd. (The)
(e)
2.75%, 01/19/32 .................. 600 538,242
4.88%, 02/02/36 .................. 800 770,391
NNN REIT, Inc.
3.50%, 10/15/27 .................. 555 548,073
4.30%, 10/15/28 .................. 395 391,259
2.50%, 04/15/30 .................. 792 726,280
4.60%, 02/15/31 .................. 475 466,353
5.60%, 10/15/33 .................. 775 782,898
5.50%, 06/15/34 .................. 500 500,681
4.80%, 10/15/48 .................. 343 285,875
3.10%, 04/15/50 .................. 340 211,803
3.50%, 04/15/51 .................. 550 369,627

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Retail REITs (continued)
3.00%, 04/15/52 .................. USD 525 $ 314,826
Phillips Edison Grocery Center Operating
Partnership I LP
2.63%, 11/15/31 .................. 545 481,275
5.25%, 08/15/32 .................. 445 444,095
4.75%, 03/15/33 .................. 450 433,371
5.75%, 07/15/34 .................. 575 580,604
4.95%, 01/15/35 .................. 160 153,194
Realty Income Corp.
3.95%, 08/15/27 .................. 725 721,694
3.40%, 01/15/28 .................. 704 691,985
3.65%, 01/15/28 .................. 620 612,168
2.10%, 03/15/28 .................. 325 312,712
2.20%, 06/15/28 .................. 793 759,034
4.70%, 12/15/28 .................. 600 600,052
3.95%, 02/01/29 .................. 505 496,228
4.75%, 02/15/29 .................. 725 724,928
3.25%, 06/15/29 .................. 635 609,519
4.00%, 07/15/29 .................. 1,015 994,785
3.10%, 12/15/29 .................. 640 606,484
3.40%, 01/15/30 .................. 520 494,882
4.85%, 03/15/30 .................. 445 444,701
3.25%, 01/15/31 .................. 1,520 1,417,237
3.20%, 02/15/31 .................. 245 227,379
2.70%, 02/15/32 .................. 450 397,451
5.63%, 10/13/32 .................. 995 1,019,259
2.85%, 12/15/32 .................. 570 499,945
4.50%, 02/01/33 .................. 500 479,479
1.80%, 03/15/33 .................. 1,095 892,308
4.75%, 04/15/33 .................. 480 466,632
4.90%, 07/15/33 .................. 645 630,510
5.13%, 02/15/34 .................. 1,195 1,180,985
5.13%, 04/15/35 .................. 320 312,881
4.65%, 03/15/47 .................. 743 625,164
5.38%, 09/01/54
(c)
................. 515 474,001
Regency Centers LP
4.13%, 03/15/28 .................. 555 550,876
2.95%, 09/15/29 .................. 805 761,276
3.70%, 06/15/30 .................. 505 483,646
5.00%, 07/15/32 .................. 585 581,525
4.50%, 03/15/33 .................. 395 378,833
5.25%, 01/15/34 .................. 595 591,518
5.10%, 01/15/35 .................. 275 269,614
4.40%, 02/01/47 .................. 270 219,624
4.65%, 03/15/49 .................. 510 422,093
WEA Finance LLC
(d)
4.13%, 09/20/28 .................. 715 703,343
3.50%, 06/15/29 .................. 995 954,151
4.75%, 09/17/44 .................. 394 324,701
4.63%, 09/20/48 .................. 620 484,203
48,843,167
Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc.
4.32%, 03/24/28 .................. 910 907,489
3.92%, 06/01/32
(c)
................. 825 778,794
4.39%, 06/01/52 .................. 970 744,002
Amkor Technology, Inc., 5.88%, 10/01/33
(d)
.. 615 598,501
Analog Devices, Inc.
4.25%, 06/15/28 .................. 980 975,430
1.70%, 10/01/28 .................. 1,040 978,736
4.50%, 06/15/30 .................. 2,590 2,564,586
2.10%, 10/01/31 .................. 1,033 900,917
5.05%, 04/01/34 .................. 610 603,361
2.80%, 10/01/41 .................. 1,015 708,098
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
5.30%, 12/15/45 .................. USD 960 $ 878,439
2.95%, 10/01/51 .................. 1,540 930,008
5.30%, 04/01/54 .................. 990 891,936
Applied Materials, Inc.
4.80%, 06/15/29 .................. 980 985,296
1.75%, 06/01/30 .................. 1,070 956,345
4.00%, 01/15/31 .................. 700 676,266
5.10%, 10/01/35 .................. 647 636,834
4.60%, 01/15/36 .................. 990 933,198
5.85%, 06/15/41 .................. 1,761 1,766,109
4.35%, 04/01/47 .................. 1,321 1,073,360
2.75%, 06/01/50 .................. 507 303,654
Broadcom Corp., 3.50%, 01/15/28 ....... 1,030 1,013,619
Broadcom, Inc.
1.95%, 02/15/28 .................. 869 834,621
4.80%, 04/15/28 .................. 1,080 1,082,068
4.00%, 04/15/29 .................. 1,435 1,404,661
4.75%, 04/15/29 .................. 1,771 1,766,321
4.35%, 02/15/30 .................. 2,010 1,963,083
5.00%, 04/15/30 .................. 820 819,523
5.05%, 04/15/30 .................. 935 934,722
4.60%, 07/15/30 .................. 1,790 1,757,394
4.20%, 10/15/30 .................. 1,205 1,162,684
4.15%, 11/15/30 .................. 1,991 1,914,009
4.30%, 01/15/31 .................. 565 546,242
2.45%, 02/15/31 .................. 2,895 2,579,783
5.15%, 11/15/31 .................. 1,870 1,864,651
4.55%, 02/15/32 .................. 1,125 1,085,225
4.15%, 04/15/32 .................. 1,335 1,256,591
5.20%, 04/15/32 .................. 715 711,587
4.90%, 07/15/32 .................. 2,000 1,954,714
4.30%, 11/15/32 .................. 2,744 2,589,287
4.60%, 01/15/33 .................. 1,075 1,024,054
2.60%, 02/15/33 .................. 2,475 2,085,559
3.42%, 04/15/33 .................. 2,981 2,633,600
3.47%, 04/15/34 .................. 3,295 2,849,314
4.80%, 10/15/34 .................. 2,080 1,960,239
5.20%, 07/15/35 .................. 2,775 2,664,041
3.14%, 11/15/35 .................. 4,030 3,273,148
4.95%, 01/15/36 .................. 1,590 1,492,298
4.80%, 02/15/36 .................. 2,335 2,158,639
3.19%, 11/15/36 .................. 3,010 2,397,174
4.93%, 05/15/37
(d)
................. 135 125,342
4.90%, 02/15/38 .................. 185 172,738
3.50%, 02/15/41 .................. 3,564 2,685,979
3.75%, 02/15/51 .................. 4,103 2,759,570
5.70%, 01/15/56 .................. 2,170 1,938,952
Entegris, Inc.
(d)
4.38%, 04/15/28 .................. 450 441,752
4.75%, 04/15/29 .................. 1,925 1,894,892
3.63%, 05/01/29
(c)
................. 415 394,107
5.95%, 06/15/30 .................. 1,066 1,067,369
Foundry JV Holdco LLC
(d)
5.90%, 01/25/30 .................. 825 843,216
5.50%, 01/25/31 .................. 1,475 1,489,112
6.15%, 01/25/32 .................. 1,260 1,299,515
5.90%, 01/25/33 .................. 1,075 1,094,925
5.88%, 01/25/34 .................. 2,155 2,132,981
6.25%, 01/25/35 .................. 1,625 1,670,468
6.10%, 01/25/36 .................. 1,735 1,771,905
6.20%, 01/25/37 .................. 1,385 1,417,525
6.40%, 01/25/38 .................. 935 964,516
6.30%, 01/25/39 .................. 1,945 1,992,987
Intel Corp.
3.75%, 08/05/27 .................. 780 773,919

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
4.88%, 02/10/28 .................. USD 2,150 $ 2,155,630
1.60%, 08/12/28 .................. 970 912,317
4.00%, 08/05/29 .................. 935 911,743
2.45%, 11/15/29 .................. 1,974 1,822,975
5.13%, 02/10/30 .................. 1,315 1,318,545
3.90%, 03/25/30 .................. 1,839 1,768,316
5.00%, 02/21/31 .................. 885 882,101
4.65%, 06/01/31 .................. 1,715 1,676,942
2.00%, 08/12/31 .................. 1,319 1,134,778
4.15%, 08/05/32 .................. 1,210 1,139,391
4.00%, 12/15/32 .................. 1,686 1,564,975
5.20%, 02/10/33 .................. 2,400 2,372,576
5.00%, 08/15/33 .................. 4,870 4,737,279
5.15%, 02/21/34 .................. 985 961,454
5.30%, 05/15/36 .................. 2,585 2,496,427
4.60%, 03/25/40 .................. 1,150 989,998
2.80%, 08/12/41 .................. 950 634,505
4.80%, 10/01/41 .................. 845 721,937
4.25%, 12/15/42 .................. 587 459,728
5.63%, 02/10/43 .................. 1,025 944,861
4.90%, 07/29/45 .................. 1,085 883,655
4.10%, 05/19/46 .................. 1,490 1,085,038
4.10%, 05/11/47 .................. 938 673,909
3.73%, 12/08/47 .................. 2,051 1,390,292
3.25%, 11/15/49 .................. 2,028 1,237,218
4.75%, 03/25/50 .................. 2,935 2,283,444
3.05%, 08/12/51 .................. 1,753 1,021,253
4.90%, 08/05/52 .................. 1,575 1,240,489
5.70%, 02/10/53 .................. 2,355 2,090,114
5.60%, 02/21/54 .................. 1,095 957,440
6.13%, 05/15/56 .................. 2,300 2,155,322
3.10%, 02/15/60 .................. 1,040 548,462
4.95%, 03/25/60 .................. 1,025 792,024
3.20%, 08/12/61 .................. 660 354,671
5.05%, 08/05/62 .................. 1,510 1,165,254
5.90%, 02/10/63 .................. 1,280 1,137,264
6.20%, 05/15/66 .................. 1,530 1,408,088
Kioxia Holdings Corp.
(d)
6.25%, 07/24/30 .................. 1,715 1,755,409
6.63%, 07/24/33 .................. 1,045 1,079,926
KLA Corp.
4.10%, 03/15/29 .................. 1,114 1,097,085
4.65%, 07/15/32 .................. 1,175 1,152,938
4.70%, 02/01/34 .................. 650 628,381
5.00%, 03/15/49 .................. 991 855,793
3.30%, 03/01/50 .................. 1,095 714,917
4.95%, 07/15/52 .................. 1,750 1,493,557
5.25%, 07/15/62 .................. 1,105 956,688
Lam Research Corp.
4.00%, 03/15/29 .................. 1,155 1,135,652
1.90%, 06/15/30 .................. 1,038 930,329
4.88%, 03/15/49 .................. 1,011 869,550
2.88%, 06/15/50 .................. 1,054 636,014
3.13%, 06/15/60 .................. 860 497,320
Marvell Technology, Inc.
2.45%, 04/15/28 .................. 786 757,133
4.88%, 06/22/28 .................. 2,994 3,002,275
5.75%, 02/15/29 .................. 605 617,229
4.75%, 07/15/30 .................. 620 611,627
2.95%, 04/15/31 .................. 1,007 913,441
5.95%, 09/15/33 .................. 645 660,092
5.45%, 07/15/35 .................. 405 397,495
5.30%, 04/15/36 .................. 800 770,887
Microchip Technology, Inc.
4.90%, 03/15/28 .................. 785 787,053
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
5.05%, 03/15/29 .................. USD 1,085 $ 1,088,450
5.05%, 02/15/30 .................. 1,060 1,055,549
Micron Technology, Inc.
2.70%, 04/15/32 .................. 1,250 1,103,664
3.37%, 11/01/41 .................. 895 663,937
3.48%, 11/01/51 .................. 830 548,268
NVIDIA Corp.
1.55%, 06/15/28 .................. 1,620 1,536,602
4.25%, 06/15/28 .................. 3,540 3,524,952
4.35%, 06/15/29 .................. 3,835 3,798,614
2.85%, 04/01/30 .................. 2,157 2,020,054
2.00%, 06/15/31 .................. 1,909 1,677,090
4.50%, 06/15/31 .................. 5,475 5,357,507
4.75%, 06/15/33 .................. 3,610 3,500,257
4.95%, 06/15/36 .................. 5,475 5,231,126
3.50%, 04/01/40 .................. 1,624 1,288,866
5.55%, 06/15/46 .................. 3,400 3,138,202
3.50%, 04/01/50 .................. 2,633 1,777,971
5.63%, 06/15/56 .................. 5,150 4,658,873
3.70%, 04/01/60 .................. 440 288,869
NXP BV
4.30%, 08/19/28 .................. 460 455,848
5.55%, 12/01/28 .................. 747 757,573
4.30%, 06/18/29 .................. 1,288 1,267,281
3.40%, 05/01/30 .................. 1,052 993,889
2.50%, 05/11/31 .................. 1,595 1,416,065
2.65%, 02/15/32 .................. 1,465 1,280,621
4.85%, 08/19/32 .................. 565 550,949
5.00%, 01/15/33 .................. 775 759,066
5.25%, 08/19/35 .................. 730 710,321
3.25%, 05/11/41 .................. 1,305 942,983
3.13%, 02/15/42 .................. 965 671,048
3.25%, 11/30/51 .................. 1,055 656,286
ON Semiconductor Corp., 3.88%, 09/01/28
(d)
. 835 805,568
Qnity Electronics, Inc.
(d)
5.75%, 08/15/32 .................. 1,295 1,287,602
6.25%, 08/15/33 .................. 690 693,503
Qorvo, Inc.
4.38%, 10/15/29 .................. 1,022 984,681
3.38%, 04/01/31
(d)
................. 935 852,609
QUALCOMM, Inc.
1.30%, 05/20/28 .................. 1,468 1,387,505
2.15%, 05/20/30 .................. 1,518 1,376,052
4.50%, 05/20/30 .................. 855 847,370
1.65%, 05/20/32 .................. 786 656,017
4.25%, 05/20/32 .................. 910 882,203
4.75%, 05/20/32 .................. 555 549,121
5.40%, 05/20/33 .................. 1,675 1,704,255
4.65%, 05/20/35 .................. 1,100 1,050,516
5.00%, 05/20/35 .................. 640 622,552
4.80%, 05/20/45 .................. 3,035 2,561,895
4.30%, 05/20/47 .................. 1,840 1,425,375
3.25%, 05/20/50 .................. 1,105 697,426
4.50%, 05/20/52 .................. 1,165 904,357
6.00%, 05/20/53 .................. 1,255 1,212,845
SK hynix, Inc.
(e)
6.38%, 01/17/28
(c)
................. 1,900 1,943,994
4.25%, 09/11/28 .................. 600 593,810
5.50%, 01/16/29 .................. 1,000 1,015,836
4.38%, 09/11/30 .................. 600 585,703
2.38%, 01/19/31 .................. 1,200 1,074,132
6.50%, 01/17/33 .................. 900 958,902
Skyworks Solutions, Inc., 3.00%, 06/01/31 .. 765 679,829
Synaptics, Inc., 4.00%, 06/15/29
(d)
........ 400 392,699

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.
2.90%, 11/03/27 .................. USD 440 $ 432,554
4.60%, 02/15/28 .................. 1,047 1,048,716
4.60%, 02/08/29 .................. 690 690,687
2.25%, 09/04/29 .................. 1,019 948,989
1.75%, 05/04/30 .................. 1,062 951,915
4.50%, 05/23/30 .................. 690 683,588
1.90%, 09/15/31 .................. 690 598,448
3.65%, 08/16/32 .................. 1,200 1,125,792
4.90%, 03/14/33 .................. 960 954,883
4.85%, 02/08/34 .................. 1,620 1,592,262
5.10%, 05/23/35 .................. 780 768,256
3.88%, 03/15/39 .................. 1,472 1,246,522
4.15%, 05/15/48 .................. 2,005 1,559,396
2.70%, 09/15/51 .................. 561 319,898
4.10%, 08/16/52 .................. 825 617,410
5.00%, 03/14/53 .................. 545 468,764
5.15%, 02/08/54 .................. 1,520 1,344,180
5.05%, 05/18/63 .................. 1,750 1,464,592
TSMC Arizona Corp.
4.13%, 04/22/29 .................. 465 460,000
2.50%, 10/25/31 .................. 1,715 1,533,276
4.25%, 04/22/32 .................. 1,055 1,026,748
3.13%, 10/25/41 .................. 1,895 1,485,163
3.25%, 10/25/51 .................. 1,010 718,269
4.50%, 04/22/52
(c)
................. 965 849,027
TSMC Global Ltd.
(e)
1.00%, 09/28/27 .................. 800 768,456
1.75%, 04/23/28 .................. 1,000 954,128
1.38%, 09/28/30 .................. 2,200 1,919,615
2.25%, 04/23/31 .................. 1,600 1,428,353
4.63%, 07/22/32 .................. 400 395,860
Xilinx, Inc., 2.38%, 06/01/30 ........... 1,161 1,058,182
278,734,253
Software — 0.6%
Adobe, Inc.
4.75%, 01/17/28 .................. 460 461,968
4.80%, 04/04/29 .................. 1,045 1,050,921
4.95%, 01/17/30 .................. 585 588,439
2.30%, 02/01/30 .................. 2,031 1,866,296
4.95%, 04/04/34 .................. 915 894,864
5.30%, 01/17/35 .................. 545 542,148
AthenaHealth Group, Inc.
(d)
6.50%, 02/15/30 .................. 2,820 2,724,265
7.50%, 02/15/32 .................. 585 599,747
Atlassian Corp.
5.25%, 05/15/29 .................. 705 705,788
5.50%, 05/15/34 .................. 635 620,344
Autodesk, Inc.
2.85%, 01/15/30 .................. 1,097 1,024,224
2.40%, 12/15/31 .................. 1,265 1,099,230
5.30%, 06/15/35 .................. 535 525,271
Cadence Design Systems, Inc.
4.20%, 09/10/27 .................. 345 343,646
4.30%, 09/10/29 .................. 1,210 1,192,714
4.70%, 09/10/34 .................. 595 573,159
Capstone Borrower, Inc., 8.00%, 06/15/30
(d)
.. 1,220 1,186,460
Castle US Holding Corp., 10.00%, 06/30/31
(d)
. 205 40,459
Clarivate Science Holdings Corp.
(d)
3.88%, 07/01/28 .................. 940 910,297
4.88%, 07/01/29 .................. 1,390 1,281,323
Cloud Software Group LLC
(d)
6.50%, 03/31/29 .................. 4,690 4,587,307
9.00%, 09/30/29 .................. 4,430 4,342,988
Security
Par (000)
Par (000) Value
Software (continued)
8.25%, 06/30/32 .................. USD 2,180 $ 2,063,434
6.63%, 08/15/33 .................. 1,180 1,030,342
Consensus Cloud Solutions, Inc., 6.50%,
10/15/28
(d)
..................... 450 449,058
Constellation Software, Inc.
(d)
5.16%, 02/16/29 .................. 800 799,406
5.46%, 02/16/34 .................. 750 722,265
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 . 787 747,541
Dye & Durham Ltd., 8.63%, 04/15/29
(c)(d)
.... 570 343,521
Elastic NV, 4.13%, 07/15/29
(d)
.......... 590 562,189
Ellucian Holdings, Inc., 6.50%, 12/01/29
(d)
... 845 813,846
Fair Isaac Corp.
(d)
4.00%, 06/15/28 .................. 1,240 1,202,873
6.00%, 05/15/33 .................. 1,710 1,655,455
6.25%, 09/15/34 .................. 1,175 1,134,054
Fortinet, Inc., 2.20%, 03/15/31 .......... 712 629,097
Gen Digital, Inc.
(d)
6.75%, 09/30/27 .................. 965 966,498
7.13%, 09/30/30 .................. 995 1,010,080
6.25%, 04/01/33 .................. 1,075 1,058,342
GoTo Group, Inc.
5.50%, 05/01/28
(d)
................. 770 401,325
Intuit, Inc.
5.13%, 09/15/28 .................. 1,050 1,059,220
1.65%, 07/15/30 .................. 1,006 888,444
4.95%, 06/15/31 .................. 585 579,463
5.20%, 09/15/33 .................. 1,740 1,724,119
5.50%, 06/15/36 .................. 720 703,790
5.50%, 09/15/53 .................. 2,410 2,066,191
McAfee Corp., 7.38%, 02/15/30
(c)(d)
....... 1,996 1,691,722
Microsoft Corp.
1.35%, 09/15/30 .................. 1,168 1,026,529
3.50%, 02/12/35
(c)
................. 1,959 1,760,132
4.20%, 11/03/35
(c)
................. 950 891,731
3.45%, 08/08/36
(c)
................. 2,126 1,837,615
4.10%, 02/06/37 .................. 1,318 1,204,351
5.20%, 06/01/39 .................. 790 781,812
4.50%, 10/01/40 .................. 925 837,048
5.30%, 02/08/41 .................. 1,175 1,159,042
3.50%, 11/15/42 .................. 803 614,351
3.75%, 02/12/45 .................. 920 698,384
4.45%, 11/03/45
(c)
................. 1,203 1,000,494
3.70%, 08/08/46 .................. 2,025 1,499,878
4.25%, 02/06/47 .................. 1,335 1,070,934
4.50%, 06/15/47 .................. 751 619,607
2.53%, 06/01/50 .................. 5,433 3,046,278
2.50%, 09/15/50 .................. 2,014 1,114,444
2.92%, 03/17/52 .................. 6,112 3,653,787
4.00%, 02/12/55 .................. 940 683,771
4.75%, 11/03/55 .................. —
(l)
82
3.95%, 08/08/56 .................. 1,005 713,573
4.50%, 02/06/57 .................. 1,275 1,005,724
2.68%, 06/01/60 .................. 4,179 2,150,926
3.04%, 03/17/62 .................. 2,254 1,263,623
NCR Voyix Corp.
(d)
5.00%, 10/01/28 .................. 730 706,906
5.13%, 04/15/29 .................. 501 486,651
Oak-Eagle AcquireCo, Inc.
(d)
7.25%, 07/01/33 .................. 3,280 3,400,714
8.75%, 07/01/34 .................. 3,013 3,170,592
Open Text Corp.
(d)
6.90%, 12/01/27 .................. 1,135 1,157,528
3.88%, 02/15/28 .................. 975 951,073
3.88%, 12/01/29 .................. 1,035 953,827

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Open Text Holdings, Inc.
(d)
4.13%, 02/15/30 .................. USD 1,110 $ 1,024,551
4.13%, 12/01/31 .................. 768 677,636
Oracle Corp.
3.25%, 11/15/27 .................. 2,819 2,753,671
2.30%, 03/25/28 .................. 1,851 1,765,222
4.50%, 05/06/28 .................. 1,030 1,017,621
4.80%, 08/03/28 .................. 1,855 1,838,294
4.55%, 02/04/29 .................. 3,545 3,454,878
4.20%, 09/27/29 .................. 1,690 1,618,691
6.15%, 11/09/29 .................. 1,505 1,522,393
2.95%, 04/01/30 .................. 3,395 3,053,924
4.65%, 05/06/30 .................. 745 716,371
3.25%, 05/15/30 .................. 622 564,601
4.45%, 09/26/30 .................. 2,620 2,472,395
4.95%, 02/04/31 .................. 3,640 3,477,275
2.88%, 03/25/31 .................. 3,414 2,977,213
5.25%, 02/03/32 .................. 1,495 1,430,044
4.80%, 09/26/32 .................. 3,170 2,917,778
6.25%, 11/09/32 .................. 2,285 2,267,276
4.90%, 02/06/33 .................. 1,770 1,626,302
5.35%, 05/04/33 .................. 3,490 3,286,424
4.30%, 07/08/34 .................. 2,170 1,862,416
4.70%, 09/27/34 .................. 2,090 1,835,535
3.90%, 05/15/35
(c)
................. 1,555 1,270,939
5.50%, 08/03/35 .................. 2,040 1,874,034
5.20%, 09/26/35 .................. 4,280 3,843,347
5.70%, 02/04/36 .................. 3,495 3,238,031
3.85%, 07/15/36 .................. 1,540 1,219,296
3.80%, 11/15/37 .................. 1,907 1,438,236
6.50%, 04/15/38 .................. 1,352 1,290,753
6.13%, 07/08/39 .................. 1,383 1,263,424
3.60%, 04/01/40 .................. 3,464 2,397,035
5.38%, 07/15/40 .................. 2,485 2,076,983
3.65%, 03/25/41 .................. 2,474 1,675,701
4.50%, 07/08/44 .................. 721 503,353
4.13%, 05/15/45 .................. 1,993 1,310,356
5.88%, 09/26/45 .................. 3,365 2,765,243
6.55%, 02/04/46 .................. 4,985 4,423,852
4.00%, 07/15/46 .................. 2,996 1,902,485
4.00%, 11/15/47 .................. 2,210 1,387,186
3.60%, 04/01/50 .................. 4,180 2,395,164
3.95%, 03/25/51 .................. 3,694 2,245,016
6.90%, 11/09/52 .................. 2,570 2,313,495
5.55%, 02/06/53 .................. 2,238 1,680,320
5.38%, 09/27/54 .................. 1,720 1,254,831
4.38%, 05/15/55 .................. 1,280 802,288
6.00%, 08/03/55 .................. 1,780 1,427,829
5.95%, 09/26/55 .................. 2,875 2,285,258
6.70%, 02/04/56 .................. 4,690 4,139,892
3.85%, 04/01/60 .................. 3,895 2,180,313
4.10%, 03/25/61
(c)
................. 1,638 956,637
5.50%, 09/27/64 .................. 1,475 1,060,054
6.13%, 08/03/65 .................. 1,000 791,512
6.10%, 09/26/65 .................. 2,350 1,846,100
6.85%, 02/04/66 .................. 4,085 3,589,646
Pagaya US Holdings Co. LLC, 8.88%,
08/01/30
(c)(d)
.................... 760 677,894
PTC, Inc., 4.00%, 02/15/28
(d)
........... 514 502,438
RingCentral, Inc., 8.50%, 08/15/30
(d)
...... 410 427,915
Rocket Software, Inc.
(d)
9.00%, 11/28/28 .................. 940 930,314
6.50%, 02/15/29 .................. 600 552,739
Roper Technologies, Inc.
1.40%, 09/15/27 .................. 935 902,957
Security
Par (000)
Par (000) Value
Software (continued)
4.20%, 09/15/28 .................. USD 781 $ 772,639
4.25%, 09/15/28 .................. 445 440,558
2.95%, 09/15/29 .................. 718 679,069
4.50%, 10/15/29 .................. 815 805,660
2.00%, 06/30/30 .................. 727 648,138
4.45%, 09/15/30 .................. 475 464,947
1.75%, 02/15/31 .................. 1,671 1,443,280
4.75%, 02/15/32
(c)
................. 530 518,156
4.90%, 10/15/34 .................. 1,375 1,306,860
5.10%, 09/15/35 .................. 1,255 1,197,231
Salesforce, Inc.
4.50%, 03/15/28 .................. 3,135 3,129,485
3.70%, 04/11/28 .................. 1,654 1,631,362
1.50%, 07/15/28 .................. 1,260 1,188,254
4.65%, 03/15/29 .................. 4,290 4,272,102
1.95%, 07/15/31 .................. 1,820 1,569,371
4.90%, 09/15/31 .................. 3,590 3,537,239
5.20%, 03/15/33 .................. 2,655 2,616,781
5.55%, 03/15/36 .................. 3,515 3,426,430
2.70%, 07/15/41 .................. 1,895 1,241,930
6.40%, 03/15/46 .................. 1,620 1,558,742
2.90%, 07/15/51 .................. 2,785 1,528,483
6.55%, 03/15/56 .................. 4,285 4,092,129
3.05%, 07/15/61 .................. 1,900 992,709
6.70%, 03/15/66 .................. 1,320 1,263,835
ServiceNow, Inc.
4.25%, 05/15/28 .................. 180 179,038
1.40%, 09/01/30 .................. 2,115 1,841,457
4.70%, 08/15/31 .................. 515 507,175
5.05%, 05/15/33 .................. 325 320,591
5.40%, 05/15/36 .................. 1,095 1,067,499
6.30%, 05/15/56 .................. 330 317,611
SS&C Technologies, Inc.
(d)
5.50%, 09/30/27 .................. 2,078 2,077,232
6.50%, 06/01/32 .................. 901 909,308
Synopsys, Inc.
4.65%, 04/01/28 .................. 865 863,942
4.85%, 04/01/30 .................. 2,585 2,570,574
5.00%, 04/01/32 .................. 1,645 1,627,235
5.15%, 04/01/35 .................. 2,920 2,834,923
5.70%, 04/01/55 .................. 2,680 2,458,467
Trimble, Inc.
4.90%, 06/15/28 .................. 1,066 1,064,401
6.10%, 03/15/33 .................. 1,025 1,055,877
UKG, Inc., 6.88%, 02/01/31
(d)
........... 2,934 2,874,404
VMware LLC
1.80%, 08/15/28 .................. 970 916,702
4.70%, 05/15/30 .................. 1,016 1,005,648
2.20%, 08/15/31 .................. 1,725 1,500,727
Workday, Inc.
3.70%, 04/01/29 .................. 1,045 1,014,228
3.80%, 04/01/32
(c)
................. 1,375 1,273,660
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(d)
715 594,767
271,129,773
Specialized REITs — 0.2%
American Tower Corp.
3.60%, 01/15/28 .................. 859 846,224
1.50%, 01/31/28 .................. 830 791,983
5.50%, 03/15/28 .................. 916 926,460
5.25%, 07/15/28 .................. 1,080 1,089,512
5.80%, 11/15/28 .................. 1,225 1,251,122
5.20%, 02/15/29 .................. 1,365 1,376,394
3.95%, 03/15/29 .................. 887 866,946
3.80%, 08/15/29 .................. 1,932 1,874,390

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
2.90%, 01/15/30 .................. USD 1,559 $ 1,456,015
5.00%, 01/31/30 .................. 825 825,404
4.90%, 03/15/30 .................. 1,085 1,080,672
2.10%, 06/15/30 .................. 1,076 965,332
1.88%, 10/15/30 .................. 1,107 975,124
2.70%, 04/15/31 .................. 950 855,941
2.30%, 09/15/31 .................. 1,870 1,632,802
4.05%, 03/15/32 .................. 794 750,636
4.70%, 12/15/32 .................. 440 426,419
5.65%, 03/15/33 .................. 915 929,339
5.55%, 07/15/33 .................. 1,515 1,526,287
5.90%, 11/15/33 .................. 1,185 1,216,716
5.45%, 02/15/34 .................. 2,065 2,062,066
5.40%, 01/31/35 .................. 910 902,043
5.35%, 03/15/35 .................. 970 957,131
3.70%, 10/15/49 .................. 1,051 727,069
3.10%, 06/15/50 .................. 1,762 1,085,791
2.95%, 01/15/51 .................. 2,175 1,292,380
Crown Castle, Inc.
3.65%, 09/01/27 .................. 1,059 1,048,479
5.00%, 01/11/28 .................. 1,060 1,063,557
3.80%, 02/15/28 .................. 1,307 1,287,601
4.80%, 09/01/28 .................. 740 739,985
4.30%, 02/15/29 .................. 1,010 994,207
5.60%, 06/01/29 .................. 1,455 1,479,507
4.90%, 09/01/29 .................. 1,305 1,301,230
3.10%, 11/15/29 .................. 702 661,239
3.30%, 07/01/30 .................. 947 884,296
2.25%, 01/15/31 .................. 1,355 1,194,373
2.10%, 04/01/31 .................. 1,247 1,085,918
2.50%, 07/15/31 .................. 1,000 879,646
5.10%, 05/01/33 .................. 1,195 1,162,259
5.80%, 03/01/34 .................. 1,125 1,132,713
5.20%, 09/01/34 .................. 1,140 1,105,772
2.90%, 04/01/41 .................. 2,235 1,556,897
4.75%, 05/15/47 .................. 654 533,196
5.20%, 02/15/49 .................. 674 575,629
4.00%, 11/15/49 .................. 610 432,231
4.15%, 07/01/50 .................. 895 656,163
3.25%, 01/15/51 .................. 1,436 891,988
CubeSmart LP
2.25%, 12/15/28 .................. 1,005 949,164
4.38%, 02/15/29 .................. 197 194,835
3.00%, 02/15/30 .................. 550 514,142
2.00%, 02/15/31 .................. 300 262,737
2.50%, 02/15/32 .................. 930 812,631
5.13%, 11/01/35 .................. 275 265,618
EPR Properties
4.95%, 04/15/28 .................. 270 269,259
3.75%, 08/15/29 .................. 575 551,607
4.75%, 11/15/30 .................. 275 267,578
3.60%, 11/15/31 .................. 450 409,425
Equinix, Inc.
1.55%, 03/15/28 .................. 615 584,917
2.00%, 05/15/28 .................. 614 585,515
5.00%, 08/15/29 .................. 700 698,657
3.20%, 11/18/29 .................. 1,706 1,612,328
2.15%, 07/15/30 .................. 1,193 1,065,964
2.50%, 05/15/31 .................. 935 827,314
3.90%, 04/15/32 .................. 1,080 1,004,083
5.50%, 08/15/33 .................. 700 692,175
5.80%, 08/15/36 .................. 700 692,505
3.00%, 07/15/50 .................. 1,257 753,057
2.95%, 09/15/51 .................. 1,500 875,526
3.40%, 02/15/52 .................. 1,255 803,893
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
Extra Space Storage LP
3.88%, 12/15/27 .................. USD 750 $ 742,265
5.70%, 04/01/28 .................. 679 688,948
3.90%, 04/01/29 .................. 235 229,219
4.00%, 06/15/29 .................. 538 524,843
5.50%, 07/01/30 .................. 1,180 1,195,892
2.20%, 10/15/30 .................. 530 472,838
5.90%, 01/15/31 .................. 515 529,643
2.55%, 06/01/31 .................. 675 599,842
2.40%, 10/15/31 .................. 705 616,213
4.90%, 02/01/32 .................. 670 659,736
2.35%, 03/15/32 .................. 830 714,096
4.95%, 01/15/33 .................. 285 278,497
5.40%, 02/01/34 .................. 600 595,303
5.35%, 01/15/35 .................. 525 516,056
5.40%, 06/15/35 .................. 620 611,406
Iron Mountain, Inc.
(d)
4.88%, 09/15/27 .................. 1,022 1,019,137
5.25%, 03/15/28 .................. 970 966,710
5.00%, 07/15/28 .................. 700 693,152
7.00%, 02/15/29 .................. 810 823,142
4.88%, 09/15/29 .................. 1,330 1,298,086
5.25%, 07/15/30 .................. 1,550 1,514,454
4.50%, 02/15/31 .................. 1,385 1,312,377
5.63%, 07/15/32 .................. 745 729,343
6.25%, 01/15/33 .................. 1,430 1,435,746
6.25%, 01/15/35 .................. 1,945 1,919,752
Millrose Properties, Inc.
(d)
6.38%, 08/01/30 .................. 1,460 1,471,787
6.25%, 09/15/32 .................. 890 889,990
Public Storage Operating Co.
3.09%, 09/15/27 .................. 775 764,253
1.85%, 05/01/28 .................. 990 946,364
1.95%, 11/09/28 .................. 935 881,531
5.13%, 01/15/29 .................. 630 637,804
3.39%, 05/01/29 .................. 610 590,240
4.38%, 07/01/30 .................. 660 650,178
2.30%, 05/01/31 .................. 875 778,813
2.25%, 11/09/31 .................. 745 652,590
4.70%, 02/01/32 .................. 470 463,796
5.10%, 08/01/33 .................. 705 701,855
5.00%, 07/01/35
(c)
................. 550 535,027
5.00%, 12/15/35 .................. 655 636,461
5.15%, 08/15/36 .................. 210 204,471
5.35%, 08/01/53 .................. 1,330 1,207,610
SBA Communications Corp.
3.13%, 02/01/29 .................. 1,785 1,705,859
4.88%, 01/15/30 .................. 1,000 996,281
5.15%, 07/15/31 .................. 985 978,917
5.45%, 07/15/33 .................. 500 498,900
Weyerhaeuser Co.
6.95%, 10/01/27 .................. 362 371,011
4.00%, 11/15/29 .................. 893 868,128
4.00%, 04/15/30 .................. 948 915,588
7.38%, 03/15/32 .................. 801 882,502
3.38%, 03/09/33 .................. 400 356,185
4.00%, 03/09/52 .................. 755 542,620
104,865,471
Specialty Retail — 0.4%
Academy Ltd., 5.88%, 05/15/31
(d)
........ 940 929,989
Advance Auto Parts, Inc.
1.75%, 10/01/27 .................. 380 365,025
5.95%, 03/09/28 .................. 405 407,896
3.90%, 04/15/30 .................. 678 635,075

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
7.00%, 08/01/30
(d)
................. USD 1,185 $ 1,214,472
3.50%, 03/15/32 .................. 400 350,104
7.38%, 08/01/33
(c)(d)
................ 1,165 1,202,242
Arko Corp., 5.13%, 11/15/29
(d)
.......... 470 439,452
Asbury Automotive Group, Inc.
4.50%, 03/01/28 .................. 416 411,491
4.63%, 11/15/29
(d)
................. 920 893,846
4.75%, 03/01/30 .................. 598 580,498
5.00%, 02/15/32
(d)
................. 700 666,857
AutoNation, Inc.
3.80%, 11/15/27 .................. 275 271,615
1.95%, 08/01/28 .................. 676 638,517
4.45%, 01/15/29 .................. 1,155 1,139,951
4.75%, 06/01/30 .................. 916 901,720
2.40%, 08/01/31 .................. 870 759,090
3.85%, 03/01/32 .................. 790 731,128
5.89%, 03/15/35 .................. 545 546,281
AutoZone, Inc.
4.50%, 02/01/28 .................. 625 624,085
6.25%, 11/01/28 .................. 715 737,246
3.75%, 04/18/29 .................. 745 725,637
5.10%, 07/15/29 .................. 790 798,129
4.00%, 04/15/30 .................. 948 917,248
5.13%, 06/15/30 .................. 565 568,153
1.65%, 01/15/31 .................. 993 859,844
4.95%, 07/15/31 .................. 690 685,596
4.75%, 08/01/32 .................. 1,020 997,658
4.75%, 02/01/33 .................. 780 757,277
5.20%, 08/01/33 .................. 275 272,576
6.55%, 11/01/33 .................. 620 661,529
5.40%, 07/15/34 .................. 840 837,265
Bath & Body Works, Inc.
5.25%, 02/01/28 .................. 545 544,687
7.50%, 06/15/29 .................. 465 471,075
6.63%, 10/01/30
(d)
................. 1,048 1,065,343
6.95%, 03/01/33 .................. 320 318,320
6.88%, 11/01/35
(c)
................. 931 941,062
6.75%, 07/01/36 .................. 661 653,191
7.60%, 07/15/37 .................. 240 236,425
Best Buy Co., Inc.
4.45%, 10/01/28 .................. 966 960,524
1.95%, 10/01/30 .................. 1,065 943,563
Carvana Co.
(d)(f)
9.00%, (9.00% Cash or 13.00% PIK),
06/01/30 ..................... 2,148 2,216,095
9.00%, (9.00% Cash or 14.00% PIK),
06/01/31 ..................... 2,641 2,905,996
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(d)
725 758,530
Dick's Sporting Goods, Inc.
4.00%, 10/01/29 .................. 265 256,986
3.15%, 01/15/32 .................. 830 750,112
4.10%, 01/15/52 .................. 1,410 976,149
Gap, Inc. (The)
(d)
3.63%, 10/01/29 .................. 840 790,303
3.88%, 10/01/31 .................. 860 779,718
Gee Automotive Holdings LLC, 7.25%,
03/01/31
(d)
..................... 350 352,452
Global Auto Holdings Ltd.
(d)
8.38%, 01/15/29 .................. 530 525,136
11.50%, 08/15/29 ................. 785 825,608
8.75%, 01/15/32 .................. 590 572,397
Group 1 Automotive, Inc.
(d)
4.00%, 08/15/28 .................. 855 825,048
6.38%, 01/15/30 .................. 550 553,112
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Home Depot, Inc. (The)
2.80%, 09/14/27 .................. USD 1,083 $ 1,065,301
0.90%, 03/15/28 .................. 595 563,632
1.50%, 09/15/28 .................. 1,540 1,450,245
3.75%, 09/15/28 .................. 440 434,192
3.90%, 12/06/28 .................. 1,290 1,275,479
4.90%, 04/15/29 .................. 1,305 1,315,765
2.95%, 06/15/29 .................. 2,178 2,085,227
4.75%, 06/25/29 .................. 1,545 1,552,259
2.70%, 04/15/30 .................. 2,008 1,870,924
3.95%, 09/15/30 .................. 780 757,384
1.38%, 03/15/31 .................. 1,560 1,340,937
4.85%, 06/25/31 .................. 1,265 1,268,405
1.88%, 09/15/31 .................. 950 824,405
3.25%, 04/15/32 .................. 2,585 2,378,677
4.50%, 09/15/32 .................. 855 840,801
4.95%, 06/25/34 .................. 2,545 2,508,757
4.65%, 09/15/35 .................. 915 874,405
5.88%, 12/16/36 .................. 3,529 3,664,881
3.30%, 04/15/40 .................. 1,816 1,414,762
5.40%, 09/15/40 .................. 683 667,307
5.95%, 04/01/41 .................. 902 926,043
4.20%, 04/01/43 .................. 1,142 938,471
4.88%, 02/15/44 .................. 1,148 1,016,013
4.40%, 03/15/45 .................. 1,151 946,756
4.25%, 04/01/46 .................. 1,919 1,532,477
3.90%, 06/15/47 .................. 1,368 1,026,373
4.50%, 12/06/48 .................. 1,743 1,417,803
3.13%, 12/15/49 .................. 1,445 921,563
3.35%, 04/15/50 .................. 1,831 1,216,906
2.38%, 03/15/51 .................. 1,418 759,348
2.75%, 09/15/51 .................. 2,178 1,260,006
3.63%, 04/15/52 .................. 1,695 1,164,987
4.95%, 09/15/52 .................. 1,165 999,581
5.30%, 06/25/54 .................. 1,735 1,561,942
3.50%, 09/15/56 .................. 1,075 703,281
5.40%, 06/25/64
(c)
................. 540 485,062
InRetail Consumer, 3.25%, 03/22/28
(e)
..... 600 578,549
JMH Co. Ltd.
(e)
2.50%, 04/09/31 .................. 1,000 902,570
2.88%, 04/09/36 .................. 400 330,058
Ken Garff Automotive LLC, 4.88%, 09/15/28
(d)
435 430,941
LBM Acquisition LLC
(d)
6.25%, 01/15/29 .................. 760 489,852
9.50%, 06/15/31 .................. 900 759,569
LCM Investments Holdings II LLC
(d)
4.88%, 05/01/29 .................. 1,187 1,158,906
8.25%, 08/01/31 .................. 941 980,945
Lithia Motors, Inc.
(d)
4.63%, 12/15/27 .................. 430 427,965
3.88%, 06/01/29 .................. 940 902,379
5.50%, 10/01/30 .................. 720 711,393
4.38%, 01/15/31 .................. 625 591,983
Lowe's Cos., Inc.
3.95%, 10/15/27 .................. 925 918,951
1.30%, 04/15/28 .................. 1,185 1,121,607
1.70%, 09/15/28 .................. 1,175 1,105,693
4.00%, 10/15/28 .................. 935 921,719
6.50%, 03/15/29 .................. 460 480,374
3.65%, 04/05/29 .................. 2,013 1,956,992
4.50%, 04/15/30 .................. 1,558 1,539,819
1.70%, 10/15/30 .................. 1,530 1,342,959
4.25%, 03/15/31 .................. 1,680 1,629,408
2.63%, 04/01/31 .................. 1,880 1,697,654
3.75%, 04/01/32 .................. 2,010 1,876,161

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
4.50%, 10/15/32 .................. USD 1,145 $ 1,105,875
5.00%, 04/15/33 .................. 1,255 1,239,394
5.15%, 07/01/33 .................. 1,575 1,564,584
4.85%, 10/15/35
(c)
................. 1,240 1,184,602
5.50%, 10/15/35 .................. 275 277,138
5.00%, 04/15/40 .................. 438 405,171
2.80%, 09/15/41 .................. 1,205 832,071
4.65%, 04/15/42 .................. 665 570,907
4.38%, 09/15/45 .................. 620 493,380
3.70%, 04/15/46 .................. 1,305 935,906
4.05%, 05/03/47 .................. 2,148 1,606,209
4.55%, 04/05/49 .................. 785 622,284
5.13%, 04/15/50 .................. 568 485,416
3.00%, 10/15/50 .................. 1,869 1,120,768
3.50%, 04/01/51 .................. 515 339,114
4.25%, 04/01/52 .................. 1,540 1,145,911
5.63%, 04/15/53
(c)
................. 2,385 2,186,161
5.75%, 07/01/53 .................. 595 552,811
4.45%, 04/01/62 .................. 1,607 1,179,257
5.80%, 09/15/62 .................. 1,285 1,183,087
5.85%, 04/01/63 .................. 565 524,323
Men's Wearhouse LLC (The), 9.00%,
02/01/31
(d)
..................... 560 596,575
Michaels Cos., Inc. (The)
(d)
8.50%, 03/15/33 .................. 2,365 2,344,172
11.00%, 03/15/34
(c)
................ 1,130 1,104,909
Murphy Oil USA, Inc.
4.75%, 09/15/29 .................. 535 525,873
3.75%, 02/15/31
(d)
................. 591 549,308
5.88%, 06/01/34
(d)
................. 735 728,433
O'Reilly Automotive, Inc.
3.60%, 09/01/27 .................. 651 644,791
4.35%, 06/01/28 .................. 1,130 1,123,170
3.90%, 06/01/29 .................. 974 951,388
4.20%, 04/01/30 .................. 930 906,284
1.75%, 03/15/31 .................. 665 577,161
4.70%, 06/15/32 .................. 1,100 1,080,898
5.00%, 08/19/34 .................. 735 713,212
5.10%, 03/12/36 .................. 1,255 1,214,481
Park River Holdings, Inc.
(d)
8.75%, 12/31/30 .................. 640 593,126
8.00%, 03/15/31 .................. 915 911,300
Penske Automotive Group, Inc., 3.75%,
06/15/29 ...................... 500 477,440
Petco Health & Wellness Co., Inc., 8.25%,
02/01/31
(d)
..................... 700 702,340
PetSmart LLC
(d)
7.50%, 09/15/32 .................. 2,735 2,766,390
10.00%, 09/15/33 ................. 730 726,322
Ross Stores, Inc., 1.88%, 04/15/31 ....... 575 502,291
Saks Global Enterprises LLC
(a)(b)
11.00%, 12/15/29
(k)
................ 1,927 —
11.00%, 12/31/79 ................. 801 320,274
Sally Holdings LLC, 6.75%, 04/01/32 ...... 625 637,459
Sonic Automotive, Inc.
(d)
4.63%, 11/15/29 .................. 669 652,291
4.88%, 11/15/31 .................. 610 583,212
Specialty Building Products Holdings LLC,
7.75%, 10/15/29
(d)
................ 555 527,215
Staples, Inc.
(d)
10.75%, 09/01/29 ................. 3,180 3,043,247
12.75%, 01/15/30 ................. 816 647,194
TJX Cos., Inc. (The)
1.15%, 05/15/28 .................. 855 807,277
3.88%, 04/15/30 .................. 1,017 984,882
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
1.60%, 05/15/31 .................. USD 715 $ 617,603
4.50%, 04/15/50 .................. 940 772,040
Tractor Supply Co.
1.75%, 11/01/30 .................. 765 668,415
5.25%, 05/15/33
(c)
................. 960 953,416
Upbound Group, Inc., 6.38%, 02/15/29
(d)
.... 440 437,276
Valvoline, Inc., 3.63%, 06/15/31
(d)
........ 595 542,624
Victoria's Secret & Co., 4.63%, 07/15/29
(d)
... 710 689,618
Victra Holdings LLC, 8.75%, 09/15/29
(c)(d)
... 465 473,939
White Cap Supply Holdings LLC, 7.38%,
11/15/30
(d)
..................... 750 756,540
Zhongsheng Group Holdings Ltd., 5.98%,
01/30/28
(e)
..................... 600 544,396
163,589,279
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
2.90%, 09/12/27 .................. 1,741 1,715,173
3.00%, 11/13/27 .................. 1,659 1,633,934
1.20%, 02/08/28 .................. 2,612 2,493,436
4.00%, 05/10/28 .................. 1,570 1,561,342
4.00%, 05/12/28 .................. 1,440 1,431,493
1.40%, 08/05/28 .................. 2,180 2,059,289
3.25%, 08/08/29 .................. 1,935 1,868,629
2.20%, 09/11/29 .................. 1,871 1,750,957
4.15%, 05/10/30 .................. 660 653,223
1.65%, 05/11/30 .................. 2,667 2,396,050
4.20%, 05/12/30 .................. 1,030 1,020,603
1.25%, 08/20/30 .................. 1,321 1,159,166
1.65%, 02/08/31 .................. 3,240 2,854,586
1.70%, 08/05/31 .................. 1,293 1,124,067
4.50%, 05/12/32 .................. 1,170 1,165,131
3.35%, 08/08/32 .................. 1,235 1,153,053
4.30%, 05/10/33 .................. 1,275 1,245,593
4.75%, 05/12/35 .................. 1,105 1,092,421
4.50%, 02/23/36
(c)
................. 1,655 1,599,910
2.38%, 02/08/41 .................. 2,563 1,756,306
3.85%, 05/04/43 .................. 3,438 2,730,220
4.45%, 05/06/44 .................. 1,132 963,295
3.45%, 02/09/45 .................. 2,239 1,627,039
4.38%, 05/13/45 .................. 2,254 1,869,691
4.65%, 02/23/46 .................. 4,715 4,048,465
3.85%, 08/04/46 .................. 2,696 2,042,548
4.25%, 02/09/47 .................. 1,063 852,464
3.75%, 09/12/47 .................. 1,182 869,065
3.75%, 11/13/47 .................. 1,378 1,016,249
2.95%, 09/11/49 .................. 1,910 1,187,900
2.65%, 05/11/50 .................. 2,843 1,649,181
2.40%, 08/20/50
(c)
................. 1,402 766,105
2.65%, 02/08/51 .................. 3,105 1,781,770
2.70%, 08/05/51 .................. 1,975 1,140,446
3.95%, 08/08/52 .................. 1,970 1,447,391
4.85%, 05/10/53 .................. 1,305 1,141,181
2.55%, 08/20/60 .................. 2,235 1,129,180
2.80%, 02/08/61 .................. 2,175 1,167,205
2.85%, 08/05/61 .................. 1,800 974,503
4.10%, 08/08/62 .................. 1,705 1,228,501
Dell International LLC
5.25%, 02/01/28 .................. 695 700,828
4.75%, 04/01/28 .................. 395 395,477
4.15%, 02/15/29 .................. 1,180 1,162,387
5.30%, 10/01/29 .................. 1,778 1,797,652
4.35%, 02/01/30 .................. 580 568,050
5.00%, 04/01/30 .................. 915 915,145
6.20%, 07/15/30 .................. 878 911,998

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
4.50%, 02/15/31 .................. USD 1,265 $ 1,233,686
4.75%, 07/15/31 .................. 865 850,534
5.30%, 04/01/32 .................. 1,080 1,084,034
4.75%, 10/06/32 .................. 1,240 1,205,103
5.75%, 02/01/33 .................. 965 984,481
5.00%, 02/15/34
(c)
................. 1,040 1,010,047
5.40%, 04/15/34 .................. 1,080 1,071,632
4.85%, 02/01/35 .................. 1,015 964,758
5.50%, 04/01/35 .................. 990 983,719
5.10%, 02/15/36 .................. 1,040 998,936
8.10%, 07/15/36 .................. 1,094 1,268,685
5.25%, 02/15/37 .................. 1,150 1,103,102
3.38%, 12/15/41 .................. 1,360 996,394
8.35%, 07/15/46 .................. 496 601,706
3.45%, 12/15/51 .................. 969 634,878
Dell, Inc.
7.10%, 04/15/28 .................. 355 369,332
6.50%, 04/15/38 .................. 1,280 1,337,084
Diebold Nixdorf, Inc., 7.75%, 03/31/30
(d)
.... 955 993,550
Hewlett Packard Enterprise Co.
4.05%, 09/15/27 .................. 725 720,405
4.40%, 09/25/27 .................. 1,325 1,321,339
4.50%, 03/23/28 .................. 400 398,721
5.25%, 07/01/28 .................. 1,035 1,045,080
4.15%, 09/15/28 .................. 1,590 1,570,652
4.60%, 03/23/29 .................. 385 382,699
4.55%, 10/15/29 .................. 1,910 1,889,683
4.40%, 10/15/30 .................. 1,395 1,360,430
4.85%, 10/15/31 .................. 1,445 1,423,853
5.25%, 04/01/33 .................. 770 761,572
5.00%, 10/15/34 .................. 2,510 2,403,750
6.20%, 10/15/35
(g)
................. 569 594,877
6.35%, 10/15/45 .................. 1,980 1,943,377
5.60%, 10/15/54 .................. 2,200 1,915,059
HP, Inc.
4.75%, 01/15/28 .................. 1,440 1,440,637
4.00%, 04/15/29 .................. 1,260 1,232,013
5.40%, 04/25/30 .................. 870 878,224
3.40%, 06/17/30 .................. 300 282,903
2.65%, 06/17/31 .................. 2,247 1,993,501
4.20%, 04/15/32 .................. 395 373,155
5.50%, 01/15/33
(c)
................. 1,215 1,223,554
6.10%, 04/25/35 .................. 625 641,185
6.00%, 09/15/41
(c)
................. 1,725 1,696,967
Lenovo Group Ltd.
(e)
5.83%, 01/27/28 .................. 600 608,973
3.42%, 11/02/30 .................. 1,200 1,126,100
6.54%, 07/27/32 .................. 800 851,666
NetApp, Inc.
2.70%, 06/22/30 .................. 997 911,817
5.50%, 03/17/32 .................. 740 746,799
5.70%, 03/17/35 .................. 740 744,859
Seagate Data Storage Technology Pte. Ltd.
4.09%, 06/01/29 .................. 480 465,766
5.88%, 07/15/30
(d)
................. 360 365,584
4.13%, 01/15/31 .................. 365 346,202
9.63%, 12/01/32 .................. 745 816,847
5.75%, 12/01/34 .................. 554 546,887
Seagate HDD Cayman, 5.75%, 12/01/34
(c)
.. 200 198,214
Teledyne FLIR LLC, 2.50%, 08/01/30 ...... 810 735,570
Xerox Corp.
10.25%, 10/15/30
(d)
................ 210 189,454
13.50%, 04/15/31
(d)
................ 480 345,086
4.80%, 03/01/35 .................. 260 92,944
6.75%, 12/15/39 .................. 361 124,593
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
Xerox Holdings Corp.
(d)
5.50%, 08/15/28 .................. USD 785 $ 467,173
8.88%, 11/30/29 .................. 435 197,554
122,885,683
Textiles, Apparel & Luxury Goods — 0.0%
Beach Acquisition Bidco LLC, 10.00%, (10.00%
Cash or 10.75% PIK), 07/15/33
(d)(f)
...... 2,609 2,801,731
Champ Acquisition Corp., 8.38%, 12/01/31
(d)
. 600 626,280
Crocs, Inc.
(d)
4.25%, 03/15/29 .................. 421 404,920
4.13%, 08/15/31
(c)
................. 405 372,601
Gildan Activewear, Inc.
(d)
4.70%, 10/07/30 .................. 1,005 981,506
5.40%, 10/07/35 .................. 620 593,759
Kontoor Brands, Inc., 4.13%, 11/15/29
(d)
.... 471 450,790
Levi Strauss & Co., 3.50%, 03/01/31
(d)
..... 545 503,454
NIKE, Inc.
2.85%, 03/27/30 .................. 2,162 2,027,032
3.25%, 03/27/40 .................. 1,265 976,878
3.63%, 05/01/43 .................. 642 486,567
3.88%, 11/01/45 .................. 1,340 1,018,658
3.38%, 11/01/46 .................. 905 627,046
3.38%, 03/27/50 .................. 1,952 1,306,887
PVH Corp., 5.50%, 06/13/30 ........... 605 608,416
Ralph Lauren Corp.
2.95%, 06/15/30 .................. 807 752,041
5.00%, 06/15/32 .................. 620 618,528
S&S Holdings LLC, 8.38%, 10/01/31
(d)
..... 700 675,411
Tapestry, Inc.
5.10%, 03/11/30 .................. 580 580,348
3.05%, 03/15/32 .................. 610 547,602
5.50%, 03/11/35 .................. 355 351,379
Under Armour, Inc., 7.25%, 07/15/30
(d)
..... 400 407,657
VF Corp.
2.95%, 04/23/30 .................. 1,035 930,435
6.00%, 10/15/33 .................. 310 304,311
6.45%, 11/01/37 .................. 205 193,007
William Carter Co. (The), 7.38%, 02/15/31
(d)
.. 700 717,913
Wolverine World Wide, Inc., 4.00%, 08/15/29
(d)
590 556,414
20,421,571
Tobacco — 0.2%
Altria Group, Inc.
4.88%, 02/04/28 .................. 275 275,975
6.20%, 11/01/28 .................. 660 680,380
4.80%, 02/14/29 .................. 2,400 2,401,075
3.40%, 05/06/30 .................. 1,012 958,744
4.50%, 08/06/30 .................. 445 437,876
2.45%, 02/04/32 .................. 1,790 1,558,954
6.88%, 11/01/33 .................. 610 664,193
5.63%, 02/06/35 .................. 1,270 1,279,954
5.25%, 08/06/35 .................. 530 519,307
5.80%, 02/14/39 .................. 2,492 2,459,346
3.40%, 02/04/41 .................. 1,965 1,456,015
4.25%, 08/09/42 .................. 1,337 1,059,678
4.50%, 05/02/43 .................. 752 609,994
5.38%, 01/31/44 .................. 2,307 2,068,900
3.88%, 09/16/46 .................. 1,828 1,303,056
5.95%, 02/14/49 .................. 3,043 2,860,077
4.45%, 05/06/50 .................. 260 195,593
3.70%, 02/04/51 .................. 1,557 1,034,203
4.00%, 02/04/61 .................. 988 652,123
BAT Capital Corp.
3.56%, 08/15/27 .................. 1,166 1,154,699
2.26%, 03/25/28 .................. 1,873 1,802,440

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tobacco (continued)
3.46%, 09/06/29 .................. USD 915 $ 879,496
4.91%, 04/02/30 .................. 1,349 1,345,718
6.34%, 08/02/30 .................. 1,205 1,263,628
5.83%, 02/20/31 .................. 1,215 1,253,732
2.73%, 03/25/31 .................. 1,249 1,131,932
4.74%, 03/16/32 .................. 980 963,100
5.35%, 08/15/32 .................. 760 768,864
7.75%, 10/19/32 .................. 490 551,994
4.63%, 03/22/33 .................. 615 592,710
6.42%, 08/02/33 .................. 1,000 1,063,501
6.00%, 02/20/34 .................. 1,005 1,043,225
5.63%, 08/15/35
(c)
................. 1,165 1,180,746
4.39%, 08/15/37 .................. 3,376 3,017,730
3.73%, 09/25/40 .................. 510 403,511
7.08%, 08/02/43 .................. 890 959,291
4.54%, 08/15/47 .................. 2,438 1,929,618
4.76%, 09/06/49 .................. 1,787 1,437,672
5.28%, 04/02/50 .................. 857 739,484
3.98%, 09/25/50 .................. 350 247,644
5.65%, 03/16/52 .................. 970 877,392
7.08%, 08/02/53 .................. 1,240 1,341,651
6.25%, 08/15/55 .................. 400 392,005
BAT International Finance plc
4.45%, 03/16/28 .................. 976 972,980
5.93%, 02/02/29 .................. 1,360 1,396,208
Imperial Brands Finance plc
(d)
4.50%, 06/30/28 .................. 400 398,102
3.88%, 07/26/29 .................. 1,315 1,275,537
5.50%, 02/01/30 .................. 740 749,915
5.88%, 07/01/34 .................. 840 851,010
5.63%, 07/01/35 .................. 800 789,614
6.38%, 07/01/55 .................. 400 388,206
Japan Tobacco, Inc.
(d)
4.85%, 05/15/28 .................. 300 300,782
5.25%, 06/15/30 .................. 260 262,418
5.85%, 06/15/35 .................. 255 262,206
JT International Financial Services BV
2.25%, 09/14/31
(e)
................. 400 348,046
6.88%, 10/24/32
(d)
................. 410 443,860
KT&G Corp., 5.00%, 05/02/28
(e)
......... 400 401,380
Philip Morris International, Inc.
3.13%, 08/17/27 .................. 525 518,907
4.38%, 11/01/27 .................. 775 773,744
5.13%, 11/17/27 .................. 1,279 1,288,357
4.88%, 02/15/28 .................. 1,755 1,762,699
3.13%, 03/02/28 .................. 555 542,757
4.13%, 04/28/28 .................. 735 729,625
5.25%, 09/07/28 .................. 860 870,470
3.88%, 10/27/28 .................. 575 565,971
4.88%, 02/13/29 .................. 1,335 1,340,851
4.13%, 04/27/29 .................. 1,685 1,661,295
3.38%, 08/15/29 .................. 1,365 1,312,596
4.63%, 11/01/29 .................. 655 652,424
5.63%, 11/17/29 .................. 1,178 1,206,571
5.13%, 02/15/30 .................. 2,340 2,358,229
4.38%, 04/30/30 .................. 770 756,703
2.10%, 05/01/30 .................. 770 698,111
5.50%, 09/07/30 .................. 1,895 1,936,875
4.00%, 10/29/30 .................. 680 657,028
1.75%, 11/01/30 .................. 1,071 943,447
5.13%, 02/13/31 .................. 1,370 1,381,777
4.75%, 11/01/31 .................. 1,085 1,076,569
4.25%, 10/29/32 .................. 795 761,146
5.75%, 11/17/32 .................. 1,650 1,707,473
5.38%, 02/15/33 .................. 2,580 2,609,284
Security
Par (000)
Par (000) Value
Tobacco (continued)
5.63%, 09/07/33 .................. USD 1,265 $ 1,295,204
5.25%, 02/13/34 .................. 1,915 1,914,869
4.90%, 11/01/34 .................. 725 707,517
4.88%, 04/30/35 .................. 595 574,120
4.63%, 10/29/35 .................. 930 878,008
4.88%, 04/29/36 .................. 610 584,184
6.38%, 05/16/38 .................. 2,196 2,343,168
4.38%, 11/15/41 .................. 1,193 1,014,505
4.50%, 03/20/42 .................. 869 741,613
3.88%, 08/21/42 .................. 1,048 825,120
4.13%, 03/04/43 .................. 761 614,918
4.88%, 11/15/43 .................. 980 861,941
4.25%, 11/10/44 .................. 1,570 1,269,814
Reynolds American, Inc.
5.70%, 08/15/35 .................. 990 1,001,965
7.25%, 06/15/37 .................. 526 589,112
6.15%, 09/15/43 .................. 633 622,964
5.85%, 08/15/45 .................. 2,230 2,113,757
Turning Point Brands, Inc., 7.63%, 03/15/32
(d)
325 330,989
104,054,167
Trading Companies & Distributors — 0.2%
Aircastle Ltd.
(d)
2.85%, 01/26/28 .................. 355 344,493
6.50%, 07/18/28 .................. 850 872,568
5.95%, 02/15/29 .................. 1,040 1,060,784
5.25%, 03/15/30 .................. 150 149,729
5.00%, 09/15/30 .................. 590 582,590
5.00%, 05/15/31 .................. 450 442,371
5.75%, 10/01/31 .................. 485 491,890
Alta Equipment Group, Inc., 9.00%, 06/01/29
(c)(d)
530 507,376
Aviation Capital Group LLC
(d)
3.50%, 11/01/27 .................. 466 458,103
6.25%, 04/15/28 .................. 635 647,590
6.75%, 10/25/28 .................. 845 875,196
4.25%, 04/30/29 .................. 515 504,648
5.38%, 07/15/29 .................. 810 815,860
5.13%, 04/10/30 .................. 1,060 1,054,005
6.38%, 07/15/30 .................. 627 651,099
4.80%, 10/24/30 .................. 460 451,656
4.88%, 01/28/33 .................. 425 407,964
BlueLinx Holdings, Inc., 6.00%, 11/15/29
(d)
... 330 325,345
BOC Aviation Ltd.
3.50%, 09/18/27
(e)
................. 600 592,944
4.50%, 05/23/28
(e)
................. 600 598,642
3.00%, 09/11/29
(c)(d)
................ 600 571,739
2.63%, 09/17/30
(d)
................. 800 736,648
4.25%, 03/04/31
(e)
................. 600 586,661
4.38%, 01/12/33
(e)
................. 400 387,718
Boise Cascade Co., 4.88%, 07/01/30
(c)(d)
.... 435 426,141
EquipmentShare.com, Inc.
(d)
9.00%, 05/15/28 .................. 1,420 1,443,988
8.63%, 05/15/32 .................. 670 685,576
8.00%, 03/15/33
(c)
................. 575 581,400
7.13%, 07/01/34 .................. 1,505 1,438,978
Ferguson Enterprises, Inc.
4.35%, 03/15/31 .................. 895 871,219
5.00%, 10/03/34 .................. 400 388,434
FTAI Aviation Investors LLC
(d)
5.50%, 05/01/28 .................. 1,175 1,171,606
7.88%, 12/01/30 .................. 507 527,787
7.00%, 05/01/31 .................. 825 848,654
7.00%, 06/15/32 .................. 880 900,531
5.88%, 04/15/33 .................. 590 582,096

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
GATX Corp.
3.50%, 03/15/28 .................. USD 170 $ 166,698
4.55%, 11/07/28 .................. 494 491,595
4.70%, 04/01/29 .................. 405 403,141
4.00%, 06/30/30 .................. 505 488,545
1.90%, 06/01/31 .................. 341 294,747
3.50%, 06/01/32 .................. 420 384,857
4.90%, 03/15/33 .................. 565 551,333
5.45%, 09/15/33 .................. 515 516,519
6.05%, 03/15/34 .................. 815 841,014
6.90%, 05/01/34 .................. 335 362,389
5.50%, 06/15/35 .................. 540 533,998
5.20%, 03/15/44 .................. 400 358,033
3.10%, 06/01/51 .................. 655 396,164
6.05%, 06/05/54 .................. 920 885,590
Herc Holdings, Inc.
(d)
6.63%, 06/15/29 .................. 845 860,179
7.00%, 06/15/30 .................. 2,245 2,314,792
5.75%, 03/15/31 .................. 693 686,730
7.25%, 06/15/33
(c)
................. 1,325 1,367,207
6.00%, 03/15/34
(c)
................. 710 697,087
Marubeni Corp., 5.38%, 04/01/35
(d)
....... 215 214,417
Mitsubishi Corp.
(d)
5.00%, 07/05/28 .................. 455 457,560
5.00%, 07/02/29 .................. 650 653,812
4.13%, 09/09/30 .................. 200 194,820
4.63%, 06/23/31 .................. 580 572,751
5.13%, 07/17/34
(c)
................. 535 529,452
4.88%, 09/09/35 .................. 250 240,422
5.13%, 06/23/36 .................. 580 563,610
Posco International Corp., 5.13%, 06/29/31
(d)
. 600 591,402
QXO Building Products, Inc.
(d)
6.50%, 07/15/31 .................. 1,945 1,952,328
6.75%, 04/30/32 .................. 2,575 2,630,246
6.88%, 07/15/34 .................. 1,980 1,983,444
Sumisho Air Lease Corp.
3.63%, 12/01/27 .................. 693 682,803
5.85%, 12/15/27 .................. 204 206,637
5.30%, 02/01/28 .................. 725 729,235
4.40%, 03/24/28
(d)
................. 850 844,259
2.10%, 09/01/28 .................. 555 524,356
4.63%, 10/01/28 .................. 675 670,905
5.10%, 03/01/29 .................. 350 350,647
4.50%, 03/24/29
(d)
................. 1,635 1,615,645
3.25%, 10/01/29 .................. 508 481,149
3.00%, 02/01/30 .................. 757 704,234
3.13%, 12/01/30 .................. 905 831,693
4.85%, 03/24/31
(d)
................. 1,245 1,220,720
5.20%, 07/15/31 .................. 650 645,912
2.88%, 01/15/32 .................. 835 739,130
5.50%, 03/24/36
(d)
................. 885 861,805
Sumitomo Corp.
(e)
4.20%, 03/04/31 .................. 200 193,698
5.35%, 07/03/34 .................. 650 648,079
Sunbelt Rentals Holdings, Inc.
(d)
4.95%, 08/12/30 .................. 250 248,015
5.65%, 08/12/36 .................. 560 550,682
TTX Co.
(d)
5.05%, 11/15/34 .................. 495 485,818
4.20%, 07/01/46 .................. 665 524,827
4.60%, 02/01/49 .................. 480 398,279
5.65%, 12/01/52 .................. 310 295,970
United Rentals North America, Inc.
3.88%, 11/15/27 .................. 807 798,022
4.88%, 01/15/28 .................. 2,025 2,017,035
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
6.00%, 12/15/29
(d)
................. USD 2,393 $ 2,422,524
5.25%, 01/15/30 .................. 755 751,584
4.00%, 07/15/30 .................. 750 712,004
3.88%, 02/15/31 .................. 1,506 1,409,109
3.75%, 01/15/32 .................. 765 699,182
5.38%, 11/15/33
(d)
................. 1,900 1,849,871
6.13%, 03/15/34
(d)
................. 1,765 1,790,390
WESCO Distribution, Inc.
(d)
6.38%, 03/15/29 .................. 1,165 1,182,149
5.25%, 04/15/31 .................. 740 728,088
6.63%, 03/15/32 .................. 1,215 1,240,304
6.38%, 03/15/33 .................. 975 991,589
5.50%, 04/15/34 .................. 1,145 1,114,855
WW Grainger, Inc.
4.45%, 09/15/34 .................. 670 639,505
4.60%, 06/15/45 .................. 1,100 938,886
3.75%, 05/15/46 .................. 505 380,338
4.20%, 05/15/47 .................. 645 515,272
81,804,116
Transportation Infrastructure — 0.1%
Abu Dhabi Ports Co. PJSC, 2.50%, 05/06/31
(e)
1,000 884,369
Adani Ports & Special Economic Zone Ltd.
(e)
4.20%, 08/04/27
(c)
................. 600 593,980
4.38%, 07/03/29 .................. 1,040 1,005,430
3.83%, 02/02/32 .................. 400 362,377
5.00%, 08/02/41 .................. 750 646,761
Carrix, Inc., 6.13%, 08/01/33
(d)
.......... 2,605 2,593,499
CMHI Finance BVI Co. Ltd., 5.00%, 08/06/28
(e)
800 803,095
DP World Crescent Ltd.
(e)
4.85%, 09/26/28 .................. 1,000 985,915
3.88%, 07/18/29 .................. 1,000 950,302
3.75%, 01/30/30 .................. 800 748,560
5.50%, 09/13/33 .................. 2,000 1,950,409
5.50%, 05/08/35 .................. 1,600 1,557,785
DP World Ltd.
6.85%, 07/02/37
(d)
................. 2,120 2,191,932
5.63%, 09/25/48
(e)
................. 1,600 1,399,514
4.70%, 09/30/49
(e)
................. 400 308,279
HPHT Finance 25 Ltd., 5.00%, 02/21/30
(e)
... 600 597,562
Incora Top Holdco LLC, 6.00%, 01/31/33
(a)(k)
. 152 42,299
ITR Concession Co. LLC, 5.18%, 07/15/35
(d)
. 288 277,193
JSW Infrastructure Ltd., 4.95%, 01/21/29
(e)
.. 200 198,041
Mersin Uluslararasi Liman Isletmeciligi A/S,
8.25%, 11/15/28
(e)
................ 800 818,573
Port of Newcastle Investments Financing Pty.
Ltd., 5.90%, 11/24/31
(d)
............. 300 303,198
PSA Treasury Pte. Ltd.
(e)
2.13%, 09/05/29 .................. 400 372,294
2.25%, 04/30/30 .................. 800 734,055
Seaspan Corp. Pte. Ltd., 5.50%, 08/01/29
(d)
.. 950 921,803
Shanghai Port Group BVI Development 2 Co.
Ltd., 2.38%, 07/13/30
(e)
............. 1,000 918,874
Shanghai Port Group BVI Development Co.
Ltd.
(e)
3.38%, 06/18/29 .................. 300 289,749
2.85%, 09/11/29 .................. 200 189,768
Shanhai Hong Kong International Investments
Ltd., 4.85%, 04/24/28
(e)
............. 400 399,708
Sydney Airport Finance Co. Pty. Ltd., 5.25%,
03/26/36
(d)
..................... 185 179,311
Transurban Finance Co. Pty. Ltd.
(d)
2.45%, 03/16/31 .................. 590 527,268
4.92%, 03/24/36 .................. 530 504,727

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Transportation Infrastructure (continued)
Varanasi Aurangabad Nh-2 Tollway Pvt Ltd.,
5.90%, 02/28/34
(e)
................ USD 398 $ 401,957
24,658,587
Water Utilities — 0.1%
Aegea Finance SARL
(e)
9.00%, 01/20/31
(c)
................. 1,000 972,709
7.63%, 01/20/36 .................. 800 685,297
American Water Capital Corp.
2.95%, 09/01/27 .................. 813 800,275
3.75%, 09/01/28 .................. 702 689,805
3.45%, 06/01/29 .................. 1,077 1,040,862
4.63%, 06/01/29 .................. 410 408,626
2.80%, 05/01/30 .................. 711 661,100
2.30%, 06/01/31 .................. 510 451,773
4.45%, 06/01/32 .................. 520 505,508
5.15%, 03/01/34 .................. 800 794,456
5.25%, 03/01/35 .................. 850 842,748
5.20%, 04/01/36 .................. 575 561,809
6.59%, 10/15/37 .................. 518 564,377
4.30%, 12/01/42 .................. 585 486,173
4.30%, 09/01/45 .................. 552 444,947
4.00%, 12/01/46 .................. 485 368,315
3.75%, 09/01/47 .................. 787 571,864
4.20%, 09/01/48 .................. 816 626,579
4.15%, 06/01/49 .................. 555 422,539
3.45%, 05/01/50 .................. 755 506,612
3.25%, 06/01/51 .................. 570 363,839
5.45%, 03/01/54 .................. 780 709,855
5.70%, 09/01/55 .................. 1,025 969,293
Essential Utilities, Inc.
4.80%, 08/15/27 .................. 350 350,694
3.57%, 05/01/29 .................. 715 690,952
2.70%, 04/15/30 .................. 671 618,961
2.40%, 05/01/31 .................. 588 521,508
5.38%, 01/15/34 .................. 225 224,238
5.25%, 08/15/35 .................. 275 269,713
5.13%, 03/15/36 .................. 300 289,104
4.28%, 05/01/49 .................. 680 519,565
3.35%, 04/15/50 .................. 688 444,545
5.30%, 05/01/52 .................. 655 574,942
Manila Water Co., Inc., 4.38%, 07/30/30
(e)
... 600 583,442
National Central Cooling Co. PJSC
(e)
2.50%, 10/21/27 .................. 500 484,537
5.28%, 03/05/30 .................. 800 802,940
Nova Securitisation SARL
(e)
5.75%, 02/03/31 .................. 1,000 951,691
6.50%, 02/03/36 .................. 600 547,772
Sabesp Lux SARL, 5.63%, 08/20/30
(e)
..... 600 588,275
United Utilities plc, 6.88%, 08/15/28 ....... 460 477,430
23,389,670
Wireless Telecommunication Services — 0.3%
Advanced Info Service PCL
(e)
4.26%, 03/04/31 .................. 1,000 966,450
4.89%, 03/04/36 .................. 400 382,226
Altice France Lux 3, 10.00%, 01/15/33
(d)
.... 1,142 1,122,153
America Movil SAB de CV
3.63%, 04/22/29 .................. 895 864,261
2.88%, 05/07/30 .................. 1,477 1,365,382
4.70%, 07/21/32 .................. 600 585,012
5.00%, 01/20/33 .................. 620 609,269
6.38%, 03/01/35 .................. 1,395 1,482,075
6.13%, 11/15/37 .................. 540 554,426
6.13%, 03/30/40 .................. 2,268 2,306,137
4.38%, 07/16/42 .................. 1,524 1,268,965
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
4.38%, 04/22/49
(c)
................. USD 1,305 $ 1,037,921
Axian Telecom Holding & Management plc,
7.25%, 07/11/30
(e)
................ 800 807,614
Axiata SPV2 Bhd., 2.16%, 08/19/30
(e)
...... 600 538,939
Axiata Spv5 Labuan Ltd., 3.06%, 08/19/50
(e)
. 600 408,898
Bharti Airtel Ltd., 3.25%, 06/03/31
(e)
....... 900 829,680
C&W Senior Finance Ltd., 9.00%, 01/15/33
(e)
. 800 812,664
Colombia Telecomunicaciones SA ESP, 4.95%,
07/17/30
(c)(e)
.................... 650 614,359
Connect Finco SARL, 9.00%, 09/15/29
(d)
.... 2,212 2,321,943
CT Trust, 5.13%, 02/03/32
(c)(e)
.......... 1,000 939,241
Digicel International Finance Ltd., 8.63%,
08/01/32
(e)
..................... 2,200 2,271,038
Empresa Nacional de Telecomunicaciones SA,
3.05%, 09/14/32
(c)(e)
............... 900 787,071
HKT Capital Ltd., 5.13%, 06/10/36
(e)
...... 600 579,515
Maya SAS
(d)
7.00%, 10/15/28 .................. 1,107 1,109,521
8.50%, 04/15/31 .................. 1,135 1,194,056
Millicom International Cellular SA
(e)
6.25%, 03/25/29 .................. 900 899,877
4.50%, 04/27/31
(c)
................. 800 738,706
7.38%, 04/02/32 .................. 600 614,874
Oztel Holdings SPC Ltd., 6.63%, 04/24/28
(e)
.. 850 865,833
PLDT, Inc.
(e)
2.50%, 01/23/31 .................. 200 180,108
3.45%, 06/23/50 .................. 400 269,927
Rogers Communications, Inc.
5.00%, 02/15/29 .................. 1,735 1,737,056
3.80%, 03/15/32 .................. 2,425 2,229,430
5.30%, 02/15/34 .................. 2,105 2,043,377
7.50%, 08/15/38 .................. 490 540,422
4.50%, 03/15/42 .................. 922 750,353
4.50%, 03/15/43 .................. 653 525,949
5.45%, 10/01/43 .................. 1,115 997,105
5.00%, 03/15/44 .................. 989 843,957
4.30%, 02/15/48 .................. 930 698,939
4.35%, 05/01/49 .................. 925 701,050
3.70%, 11/15/49 .................. 1,568 1,082,557
4.55%, 03/15/52 .................. 2,485 1,868,027
Series NC5, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.65%), 7.00%, 04/15/55
(g)
......... 1,308 1,314,967
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.62%), 7.13%,
04/15/55
(g)
.................... 1,520 1,526,360
SoftBank Corp.
(d)
4.70%, 07/09/30 .................. 400 391,664
5.33%, 07/09/35
(c)
................. 400 385,663
Telefonica Europe BV, 8.25%, 09/15/30 .... 2,556 2,835,479
Telefonica Moviles Chile SA, 3.54%, 11/18/31
(e)
500 397,425
T-Mobile USA, Inc.
2.05%, 02/15/28 .................. 1,740 1,672,075
4.95%, 03/15/28 .................. 1,410 1,415,670
4.80%, 07/15/28 .................. 1,245 1,247,442
4.85%, 01/15/29 .................. 1,191 1,192,231
2.63%, 02/15/29 .................. 1,350 1,278,179
2.40%, 03/15/29 .................. 948 891,661
3.38%, 04/15/29 .................. 3,095 2,976,931
4.20%, 10/01/29 .................. 1,450 1,422,654
3.88%, 04/15/30 .................. 7,882 7,572,588
2.55%, 02/15/31 .................. 2,664 2,390,253
2.88%, 02/15/31 .................. 1,660 1,509,964
3.50%, 04/15/31 .................. 3,083 2,874,810
2.25%, 11/15/31 .................. 2,070 1,796,220

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
2.70%, 03/15/32 .................. USD 1,260 $ 1,106,067
5.13%, 05/15/32 .................. 645 641,337
4.63%, 01/15/33 .................. 1,005 966,426
5.20%, 01/15/33 .................. 1,400 1,388,133
5.05%, 07/15/33 .................. 3,140 3,070,244
6.70%, 12/15/33 .................. 644 690,353
5.75%, 01/15/34 .................. 1,245 1,262,599
5.15%, 04/15/34 .................. 1,410 1,380,041
4.70%, 01/15/35 .................. 1,185 1,113,468
5.30%, 05/15/35 .................. 1,080 1,056,596
4.95%, 11/15/35 .................. 1,120 1,061,581
5.00%, 02/15/36 .................. 1,920 1,819,424
4.38%, 04/15/40 .................. 2,844 2,399,269
3.00%, 02/15/41 .................. 2,950 2,077,332
4.50%, 04/15/50 .................. 3,536 2,668,807
3.30%, 02/15/51 .................. 3,512 2,136,040
3.40%, 10/15/52 .................. 3,250 1,982,261
5.65%, 01/15/53 .................. 1,985 1,747,272
5.75%, 01/15/54 .................. 1,660 1,483,281
6.00%, 06/15/54 .................. 1,115 1,029,171
5.50%, 01/15/55 .................. 1,014 872,031
5.25%, 06/15/55 .................. 1,255 1,038,500
5.88%, 11/15/55 .................. 1,565 1,418,438
5.70%, 01/15/56 .................. 1,190 1,049,867
5.85%, 02/15/56 .................. 1,555 1,407,132
3.60%, 11/15/60 .................. 1,345 804,041
5.80%, 09/15/62 .................. 930 818,423
Turkcell Iletisim Hizmetleri A/S
(e)
5.80%, 04/11/28 .................. 800 800,101
7.45%, 01/24/30 .................. 400 408,642
7.65%, 01/24/32 .................. 600 615,794
Veon Midco BV
(d)
6.95%, 06/01/31 .................. 800 794,544
7.45%, 06/01/33 .................. 800 794,317
Vmed O2 UK Financing I plc
(d)
4.25%, 01/31/31 .................. 1,620 1,277,935
4.75%, 07/15/31 .................. 1,700 1,342,697
7.75%, 04/15/32 .................. 770 647,213
6.75%, 01/15/33 .................. 1,040 832,317
Vodafone Group plc
7.88%, 02/15/30 .................. 1,190 1,299,032
4.80%, 06/18/31 .................. 1,200 1,179,219
6.25%, 11/30/32 .................. 495 519,467
5.35%, 06/18/36 .................. 835 808,127
6.15%, 02/27/37 .................. 1,825 1,883,533
5.00%, 05/30/38 .................. 945 886,153
4.38%, 02/19/43 .................. 1,440 1,160,713
5.25%, 05/30/48 .................. 1,905 1,636,362
4.88%, 06/19/49 .................. 1,858 1,509,363
4.25%, 09/17/50 .................. 1,378 1,009,125
5.63%, 02/10/53 .................. 1,285 1,133,771
5.75%, 06/28/54 .................. 2,685 2,418,157
6.10%, 06/18/56 .................. 1,255 1,172,216
5.13%, 06/19/59 .................. 105 87,236
5.75%, 02/10/63 .................. 1,145 1,006,385
5.88%, 06/28/64 .................. 1,005 894,031
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.07%), 5.13%,
06/04/81
(g)
.................... 1,130 845,331
143,888,514
Total Corporate Bonds — 31.0%
(Cost: $14,073,844,921) ............................ 13,365,951,975
Security
Par (000)
Par (000) Value
Foreign Agency Obligations
Argentina — 0.0%
YPF SA
(e)
9.00%, 06/30/29
(c)(h)
................ USD 712 $ 739,201
9.50%, 01/17/31 .................. 711 754,172
8.75%, 09/11/31 .................. 780 827,819
7.00%, 09/30/33
(c)(h)
................ 705 716,905
8.25%, 01/17/34 .................. 2,200 2,322,358
7.00%, 12/15/47
(c)
................. 550 517,759
5,878,214
Australia — 0.0%
(d)
Export Finance & Insurance Corp., 3.88%,
10/23/29 ....................... 435 427,866
NBN Co. Ltd.
4.00%, 10/01/27 .................. 435 432,008
5.75%, 10/06/28 .................. 1,525 1,557,239
4.25%, 10/01/29 .................. 635 625,214
4.15%, 09/16/30 .................. 400 389,363
2.63%, 05/05/31 .................. 2,183 1,970,351
6.00%, 10/06/33 .................. 1,000 1,048,973
6,451,014
Austria — 0.0%
Oesterreichische Kontrollbank AG
3.63%, 09/09/27 .................. 1,100 1,091,761
4.25%, 03/01/28 .................. 2,005 2,002,354
4.00%, 05/28/28 .................. 455 452,372
4.13%, 01/18/29
(c)
.................. 2,166 2,153,982
4.13%, 05/29/29 .................. 4,525 4,496,162
3.75%, 09/05/29 .................. 980 962,215
4.50%, 01/24/30 .................. 1,230 1,233,914
3.75%, 09/10/30 .................. 170 165,826
3.75%, 01/15/31 .................. 3,090 3,003,160
15,561,746
Azerbaijan — 0.0%
State Oil Co. of the Azerbaijan Republic, 6.95%,
03/18/30
(e)
...................... 822 867,635
Bahrain — 0.0%
(e)
Bapco Energies BSC Closed, 8.38%, 11/07/28 600 600,746
Gulf International Bank BSC, 5.75%, 06/05/29 600 606,114
1,206,860
Belgium — 0.0%
Dexia SA, 4.75%, 01/24/30
(d)
............ 520 521,214
Brazil — 0.0%
Caixa Economica Federal, 5.63%, 05/13/30
(e)
. 800 795,055
Canada — 0.1%
CDP Financial, Inc.
(d)
4.25%, 07/25/28
(c)
................. 1,000 997,919
4.88%, 06/05/29 .................. 1,265 1,278,705
4.63%, 01/24/30
(c)
................. 1,260 1,265,370
5.60%, 11/25/39 .................. 1,455 1,500,908
CPPIB Capital, Inc.
(d)
2.75%, 11/02/27 .................. 250 245,240
4.25%, 07/20/28 .................. 755 753,628
4.13%, 06/10/30 .................. 440 434,900
1.25%, 01/28/31 .................. 1,700 1,477,401
Export Development Canada
3.88%, 02/14/28 .................. 4,280 4,253,565
4.13%, 02/13/29 .................. 2,695 2,680,321
4.00%, 06/20/30 .................. 1,515 1,493,013
4.75%, 06/05/34 .................. 1,615 1,625,584
Hydro-Quebec

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Canada (continued)
8.50%, 12/01/29 .................. USD 240 $ 267,834
9.38%, 04/15/30 .................. 270 311,812
9.50%, 11/15/30 .................. 23 27,104
OMERS Finance Trust
(d)
4.38%, 03/20/30 .................. 450 448,111
5.50%, 11/15/33 .................. 725 753,555
4.00%, 04/19/52 .................. 795 598,500
Ontario Teachers' Finance Trust
(d)
4.25%, 04/25/28 .................. 3,615 3,606,270
4.63%, 04/10/29 .................. 1,355 1,360,609
2.00%, 04/16/31 .................. 250 223,088
PSP Capital, Inc., 1.63%, 10/26/28
(d)
....... 90 84,768
25,688,205
Chile — 0.0%
Chile Electricity Lux Mpc II SARL, 5.58%,
10/20/35
(e)
...................... 1,369 1,362,799
Chile Electricity Lux MPC II SARL, 5.67%,
10/20/35
(e)
...................... 777 777,103
Chile Electricity Lux MPC SARL, 6.01%,
01/20/33
(e)
...................... 660 672,115
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27
(e)
................. 1,000 985,530
3.15%, 01/14/30
(e)
................. 1,200 1,118,774
6.44%, 01/26/36
(e)
................. 1,600 1,665,401
5.53%, 01/30/37
(e)
................. 1,365 1,312,194
4.25%, 07/17/42
(d)
................. 800 631,949
Empresa de los Ferrocarriles del Estado
(e)
3.07%, 08/18/50 .................. 600 365,002
3.83%, 09/14/61 .................. 400 264,541
Empresa Nacional del Petroleo
(e)
5.25%, 11/06/29 .................. 600 601,380
6.15%, 05/10/33 .................. 600 614,223
5.95%, 07/30/34
(c)
................. 800 802,375
4.50%, 09/14/47 .................. 650 521,857
11,695,243
China — 0.0%
(e)
Chengdu Communications Investment Group
Co. Ltd.
4.90%, 05/07/28 .................. 400 402,242
5.05%, 11/07/29 .................. 400 405,803
China Development Bank
(1-day SOFR + 0.30%), 3.95%, 07/02/28
(g)
400 400,331
1.63%, 10/27/30 .................. 1,200 1,069,497
4.00%, 01/24/37 .................. 600 565,143
Export-Import Bank of China (The)
(SOFR Index + 0.38%), 4.05%, 11/05/27
(g)
800 801,009
3.25%, 11/28/27 .................. 600 590,714
4.00%, 11/28/47 .................. 1,200 1,008,171
Fujian Zhanglong Group Co. Ltd., 5.10%,
04/24/28 ....................... 600 603,631
Ganzhou Development Investment Holding
Group Co. Ltd., 5.05%, 03/19/28 ....... 400 401,659
Guangzhou Development District Holding
Group Co. Ltd., 4.40%, 11/28/27 ....... 600 597,320
Guangzhou Development District Investment
Group Co. Ltd., 4.50%, 07/07/28 ....... 400 398,176
Henan Railway Construction & Investment
Group Co. Ltd., 4.80%, 01/10/28 ....... 400 400,674
Knowledge City Guangzhou Investment Group
Co. Ltd., 5.40%, 03/11/28 ............ 400 402,423
Wuhan Metro Group Co. Ltd., 4.25%, 09/13/27 400 397,622
Zhangzhou City Transportation Development
Group Co. Ltd., 5.10%, 04/09/28 ....... 200 201,019
Security
Par (000)
Par (000) Value
China (continued)
Zhangzhou Jiulongjiang Group Co. Ltd., 4.55%,
07/09/28 ....................... USD 400 $ 398,585
9,044,019
Colombia — 0.1%
Ecopetrol SA
8.63%, 01/19/29 .................. 1,500 1,587,760
6.88%, 04/29/30 .................. 2,300 2,333,161
4.63%, 11/02/31 .................. 1,620 1,475,113
7.75%, 02/01/32 .................. 2,300 2,372,243
8.88%, 01/13/33 .................. 2,400 2,589,842
8.38%, 01/19/36 .................. 2,200 2,323,818
7.38%, 09/18/43 .................. 950 913,506
5.88%, 05/28/45 .................. 2,350 1,866,898
5.88%, 11/02/51 .................. 900 693,061
Empresas Publicas de Medellin ESP
(e)
4.25%, 07/18/29 .................. 1,000 941,246
4.38%, 02/15/31
(c)
................. 800 729,088
Grupo Energia Bogota SA ESP
(e)
4.88%, 05/15/30 .................. 600 583,156
7.85%, 11/09/33
(c)
................. 600 664,264
5.75%, 10/22/35
(c)
................. 400 388,160
19,461,316
Costa Rica — 0.0%
Instituto Costarricense de Electricidad, 6.38%,
05/15/43
(e)
...................... 600 590,150
El Salvador — 0.0%
Comision Ejecutiva Hidroelectrica del Rio
Lempa, 8.65%, 01/24/33
(e)
............ 600 643,899
Finland — 0.0%
Kuntarahoitus OYJ
(d)
4.25%, 01/31/29 .................. 1,275 1,270,674
4.25%, 04/01/30 .................. 1,165 1,157,851
2,428,525
France — 0.1%
Agence Francaise de Developpement
(e)
4.50%, 03/05/29 .................. 400 398,634
4.88%, 01/16/30 .................. 800 804,896
4.13%, 02/04/31 .................. 600 584,696
Agence Francaise de Developpement EPIC,
4.00%, 09/21/27
(e)
................. 600 596,460
Caisse d'Amortissement de la Dette Sociale
(d)
3.75%, 09/12/27 .................. 2,700 2,680,887
3.75%, 05/24/28 .................. 9,365 9,248,500
4.50%, 05/22/29 .................. 4,135 4,130,314
4.75%, 01/22/30 .................. 1,555 1,563,120
1.00%, 10/21/30 .................. 2,000 1,725,707
1.38%, 01/20/31 .................. 2,660 2,309,396
2.13%, 01/26/32 .................. 590 515,135
Caisse des Depots et Consignations, 3.88%,
02/05/29 ....................... 800 786,843
Electricite de France SA
5.70%, 05/23/28
(d)
................. 1,145 1,163,286
4.50%, 09/21/28
(d)
................. 2,030 2,018,926
5.65%, 04/22/29
(d)
................. 375 382,976
6.25%, 05/23/33
(d)
................. 1,485 1,562,077
5.95%, 04/22/34
(c)(d)
................ 900 931,012
5.75%, 01/13/35
(d)
................. 600 609,735
4.75%, 10/13/35
(c)(d)
................ 670 634,968
5.25%, 04/22/36
(d)
................. 700 673,589
4.88%, 09/21/38
(d)
................. 830 751,746
6.95%, 01/26/39
(d)
................. 1,884 2,032,338
5.60%, 01/27/40
(d)
................. 840 809,173

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
4.88%, 01/22/44
(d)
................. USD 1,200 $ 1,024,136
4.95%, 10/13/45
(d)
................. 1,393 1,179,189
5.00%, 09/21/48
(d)
................. 1,151 948,822
6.90%, 05/23/53
(d)
................. 935 964,069
6.38%, 01/13/55
(d)
................. 665 644,952
5.25%, 10/13/55
(d)
................. 250 212,039
6.13%, 04/22/56
(d)
................. 700 657,882
6.00%, 04/22/64
(d)
................. 880 800,374
6.25%, 04/22/66
(d)
................. 700 652,872
4.50%, 12/04/69
(e)
................. 1,800 1,219,670
6.00%, 01/22/2114
(d)
............... 522 466,246
45,684,665
Germany — 0.2%
Kreditanstalt fuer Wiederaufbau
3.50%, 08/27/27 .................. 1,925 1,910,383
4.13%, 01/31/28 .................. 777 774,716
3.75%, 02/15/28 .................. 4,610 4,574,252
2.88%, 04/03/28 .................. 3,996 3,906,514
3.88%, 05/15/28 .................. 875 868,980
3.88%, 06/15/28 .................. 5,015 4,978,316
3.50%, 08/09/28 .................. 435 428,479
4.00%, 03/15/29 .................. 6,232 6,180,582
3.50%, 05/15/29 .................. 730 713,887
1.75%, 09/14/29 .................. 2,399 2,219,156
4.63%, 03/18/30 .................. 4,345 4,380,752
3.75%, 07/15/30 .................. 2,902 2,835,354
0.75%, 09/30/30 .................. 3,265 2,818,360
4.75%, 10/29/30 .................. 2,645 2,681,871
3.75%, 03/14/31
(c)
................. 5,415 5,262,843
4.13%, 07/15/33 .................. 15,283 14,865,512
4.38%, 02/28/34 .................. 3,290 3,242,397
0.00%, 04/18/36
(j)
................. 1,949 1,236,679
0.00%, 06/29/37
(j)
................. 1,354 803,341
Landeskreditbank Baden-Wuerttemberg
Foerderbank
(e)
4.38%, 02/15/28 .................. 120 119,928
1.38%, 10/12/28 .................. 505 473,680
4.63%, 02/13/30 .................. 130 130,537
Landwirtschaftliche Rentenbank
3.88%, 09/28/27 .................. 580 577,285
2.50%, 11/15/27 .................. 1,643 1,606,206
1.00%, 02/25/28
(e)
................. 1,800 1,710,846
Series 44, 3.88%, 06/14/28 ........... 1,575 1,562,489
4.63%, 04/17/29 .................. 1,110 1,117,774
3.00%, 05/21/29
(e)
................. 2,100 2,024,051
4.13%, 05/28/30 .................. 1,110 1,099,248
0.88%, 09/03/30 .................. 1,771 1,540,942
3.63%, 10/08/30 .................. 125 121,417
4.13%, 02/06/31
(e)
................. 1,650 1,625,816
4.13%, 06/03/31 .................. 150 147,900
4.00%, 01/21/33
(e)
................. 30 28,972
5.00%, 10/24/33 .................. 2,735 2,797,670
NRW Bank, 3.88%, 02/11/31
(e)
........... 590 574,292
81,941,427
Hong Kong — 0.1%
Airport Authority
4.75%, 01/12/28
(c)(d)
................ 1,000 1,003,557
(7-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.74%),
2.40%
(e)(g)(i)
.................... 800 770,934
4.75%, 07/15/28
(c)(d)
................ 1,800 1,809,148
3.45%, 02/21/29
(e)
................. 400 389,441
4.88%, 01/12/30
(d)
................. 1,000 1,011,399
4.88%, 07/15/30
(d)
................. 2,200 2,227,792
Security
Par (000)
Par (000) Value
Hong Kong (continued)
1.63%, 02/04/31
(d)
................. USD 1,000 $ 882,831
2.50%, 01/12/32
(c)(d)
................ 1,600 1,434,362
4.88%, 01/12/33
(d)
................. 800 806,101
5.13%, 01/15/35
(d)
................. 1,200 1,231,091
2.63%, 02/04/51
(d)
................. 800 510,601
3.25%, 01/12/52
(d)
................. 1,200 863,125
3.50%, 01/12/62
(d)
................. 600 430,871
Hong Kong Mortgage Corp. Ltd. (The)
(e)
4.13%, 10/18/27 .................. 600 597,623
4.88%, 09/13/28 .................. 1,000 1,008,047
3.88%, 11/26/30 .................. 1,200 1,168,773
MTR Corp. Ltd.
(e)
4.38%, 04/01/30 .................. 400 398,265
1.63%, 08/19/30 .................. 1,493 1,337,297
4.88%, 04/01/35 .................. 1,000 1,007,085
5.25%, 04/01/55 .................. 1,800 1,709,318
20,597,661
Hungary — 0.0%
(e)
Magyar Export-Import Bank Zrt., 6.13%,
12/04/27 ....................... 1,400 1,416,327
MFB Magyar Fejlesztesi Bank Zrt., 6.50%,
06/29/28 ....................... 1,400 1,434,370
MVM Energetika Zrt.
7.50%, 06/09/28 .................. 800 828,577
6.50%, 03/13/31 .................. 800 829,959
4,509,233
India — 0.0%
(e)
Canara Bank, 4.90%, 09/11/29 ........... 400 397,147
Export-Import Bank of India
3.88%, 02/01/28 .................. 1,000 984,482
3.25%, 01/15/30 .................. 1,100 1,036,157
2.25%, 01/13/31 .................. 1,400 1,236,795
5.50%, 01/18/33 .................. 1,200 1,204,451
5.50%, 01/13/35 .................. 1,200 1,195,175
5.00%, 01/12/36 .................. 600 575,554
5.75%, 01/12/56 .................. 600 570,888
Indian Railway Finance Corp. Ltd.
(c)
3.57%, 01/21/32 .................. 600 551,959
3.95%, 02/13/50 .................. 400 292,653
NTPC Ltd., 4.50%, 03/19/28 ............ 400 397,034
Oil & Natural Gas Corp. Ltd., 3.38%, 12/05/29 400 378,964
Oil India Ltd., 5.13%, 02/04/29 ........... 600 599,557
Power Finance Corp. Ltd.
3.75%, 12/06/27 .................. 400 393,480
5.25%, 08/10/28 .................. 400 400,953
6.15%, 12/06/28 .................. 600 613,276
4.50%, 06/18/29 .................. 600 589,156
3.90%, 09/16/29 .................. 600 577,990
3.95%, 04/23/30 .................. 800 762,179
3.35%, 05/16/31 .................. 600 548,654
13,306,504
Indonesia — 0.1%
(e)
Bank Mandiri Persero Tbk. PT
4.90%, 03/24/28 .................. 800 796,983
5.25%, 04/10/31 .................. 1,000 988,923
Bank Negara Indonesia Persero Tbk. PT,
5.28%, 04/05/29 .................. 600 601,345
Hutama Karya Persero PT, 3.75%, 05/11/30 .. 650 613,022
Pelabuhan Indonesia Persero PT, 5.38%,
05/05/45 ....................... 620 551,501
Pertamina Persero PT
3.65%, 07/30/29 .................. 800 766,769
3.10%, 01/21/30 .................. 600 556,859

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indonesia (continued)
3.10%, 08/27/30
(c)
................. USD 600 $ 549,760
2.30%, 02/09/31 .................. 1,200 1,045,898
6.50%, 05/27/41 .................. 600 603,099
6.00%, 05/03/42 .................. 1,228 1,153,012
5.63%, 05/20/43 .................. 1,600 1,439,617
6.45%, 05/30/44 .................. 1,800 1,757,679
6.50%, 11/07/48 .................. 1,000 976,482
4.70%, 07/30/49
(c)
................. 800 623,015
4.18%, 01/21/50 .................. 1,200 862,213
4.15%, 02/25/60
(c)
................. 800 545,046
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
5.45%, 05/21/28 .................. 1,000 1,003,663
5.38%, 01/25/29
(c)
................. 600 600,797
3.88%, 07/17/29 .................. 600 575,065
3.38%, 02/05/30
(c)
................. 600 558,467
3.00%, 06/30/30 .................. 600 546,462
4.75%, 02/03/31 .................. 1,000 968,929
5.45%, 02/03/36
(c)
................. 1,200 1,129,930
5.25%, 10/24/42 .................. 1,000 847,707
5.25%, 05/15/47 .................. 600 494,103
6.15%, 05/21/48 .................. 1,200 1,094,138
6.25%, 01/25/49 .................. 600 559,379
4.88%, 07/17/49 .................. 800 612,381
4.38%, 02/05/50 .................. 600 422,372
4.00%, 06/30/50 .................. 1,200 785,472
Sarana Multi Infrastruktur PT, 5.00%, 05/13/31 200 195,207
24,825,295
Israel — 0.0%
Israel Electric Corp. Ltd.
(e)
7.75%, 12/15/27 .................. 250 257,800
4.25%, 08/14/28
(d)
................. 1,200 1,175,364
3.75%, 02/22/32
(d)
................. 800 727,781
5.63%, 01/28/38
(d)
................. 600 589,153
2,750,098
Japan — 0.1%
Development Bank of Japan, Inc.
(d)
4.63%, 04/10/29 .................. 1,000 1,001,696
1.88%, 08/28/29 .................. 1,000 923,926
1.00%, 08/27/30 .................. 160 139,106
1.25%, 01/28/31 .................. 1,000 865,504
4.50%, 01/30/34 .................. 500 489,667
4.88%, 01/16/35 .................. 500 499,448
Japan Bank for International Cooperation
4.38%, 10/05/27 .................. 120 119,973
2.75%, 11/16/27 .................. 1,580 1,547,357
4.63%, 07/19/28 .................. 1,385 1,389,873
3.25%, 07/20/28 .................. 1,775 1,735,833
3.50%, 10/31/28 .................. 904 885,931
2.13%, 02/16/29 .................. 1,445 1,363,487
2.00%, 10/17/29 .................. 975 902,120
1.25%, 01/21/31 .................. 2,370 2,052,816
4.38%, 01/24/31 .................. 440 436,028
1.88%, 04/15/31 .................. 4,115 3,643,784
4.63%, 04/17/34 .................. 1,060 1,045,344
4.38%, 01/23/36 .................. 1,000 957,135
Japan International Cooperation Agency
3.38%, 06/12/28 .................. 125 122,578
4.75%, 05/21/29 .................. 1,730 1,739,946
4.25%, 05/22/30 .................. 294 290,872
1.00%, 07/22/30 .................. 1,150 1,003,624
4.38%, 05/28/31 .................. 1,000 989,859
24,145,907
Security
Par (000)
Par (000) Value
Kazakhstan — 0.0%
(e)
Baiterek National Investment Holding JSC
5.45%, 05/08/28 .................. USD 600 $ 602,364
4.65%, 10/01/30 .................. 600 585,846
5.20%, 05/06/33 .................. 600 588,875
Development Bank of Kazakhstan JSC
5.25%, 10/23/29 .................. 400 401,167
5.63%, 04/07/30 .................. 1,000 1,010,611
4.60%, 01/31/31 .................. 600 581,787
3,770,650
Kyrgyzstan — 0.0%
Eldik Bank OAO, 8.50%, 04/23/31
(e)
....... 600 597,383
Mexico — 0.2%
Comision Federal de Electricidad
(e)
4.69%, 05/15/29 .................. 600 586,778
5.70%, 01/24/30 .................. 800 798,096
3.35%, 02/09/31 .................. 1,200 1,074,773
3.88%, 07/26/33 .................. 1,100 938,903
6.05%, 01/28/34
(c)
................. 1,265 1,220,560
6.45%, 01/24/35 .................. 1,200 1,178,170
5.75%, 02/14/42
(c)
................. 600 524,748
6.13%, 06/16/45
(c)
................. 600 525,466
6.50%, 01/28/51
(c)
................. 600 571,061
4.68%, 02/09/51 .................. 600 413,229
6.26%, 02/15/52 .................. 600 517,811
Eagle Funding Luxco SARL, 5.50%, 08/17/30
(e)
14,150 14,128,713
Petroleos Mexicanos
5.35%, 02/12/28 .................. 1,887 1,878,971
6.50%, 01/23/29 .................. 1,250 1,268,697
8.75%, 06/02/29 .................. 2,000 2,126,707
6.84%, 01/23/30 .................. 2,600 2,640,732
5.95%, 01/28/31 .................. 4,396 4,299,644
6.70%, 02/16/32 .................. 7,895 7,880,483
10.00%, 02/07/33 ................. 2,340 2,708,974
6.63%, 06/15/35 .................. 3,200 3,041,613
6.50%, 06/02/41 .................. 1,850 1,611,867
5.50%, 06/27/44
(c)
................. 805 619,770
6.38%, 01/23/45
(c)
................. 1,450 1,183,593
5.63%, 01/23/46 .................. 750 575,009
6.75%, 09/21/47 .................. 6,650 5,449,589
6.35%, 02/12/48 .................. 1,870 1,474,202
7.69%, 01/23/50 .................. 9,650 8,610,867
6.95%, 01/28/60 .................. 4,589 3,698,892
71,547,918
Mongolia — 0.0%
Development Bank of Mongolia LLC, 6.90%,
07/02/31
(d)
...................... 600 595,547
Morocco — 0.0%
OCP SA
(e)
6.10%, 04/30/30 .................. 825 833,105
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.75%),
6.74%
(g)(i)
..................... 1,200 1,175,477
3.75%, 06/23/31 .................. 800 728,781
6.75%, 05/02/34 .................. 1,600 1,638,947
6.70%, 03/01/36 .................. 1,095 1,109,456
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.22%),
7.37%
(g)(i)
..................... 600 587,073
6.88%, 04/25/44 .................. 800 781,921
5.13%, 06/23/51 .................. 800 612,939
7.50%, 05/02/54 .................. 1,200 1,231,798
8,699,497

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Netherlands — 0.0%
BNG Bank NV
(d)
4.38%, 02/11/28 .................. USD 165 $ 165,119
3.50%, 05/19/28 .................. 480 473,117
4.25%, 01/25/29 .................. 2,700 2,690,565
4.75%, 02/01/30 .................. 2,000 2,020,144
4.63%, 06/04/35 .................. 1,880 1,857,734
4.25%, 01/14/36 .................. 3,900 3,731,437
Nederlandse Financierings-Maatschappij voor
Ontwikkelingslanden NV
(e)
4.75%, 11/15/28 .................. 1,200 1,208,753
4.50%, 06/12/29 .................. 200 200,078
3.75%, 10/10/29 .................. 200 195,760
Nederlandse Waterschapsbank NV
(d)
4.00%, 06/01/28 .................. 635 630,820
4.38%, 02/28/29
(c)
................. 1,200 1,198,709
4.50%, 01/16/30 .................. 405 405,502
1.00%, 05/28/30 .................. 55 48,382
14,826,120
Nigeria — 0.0%
Africa Finance Corp., 5.55%, 10/08/29
(d)
.... 600 603,861
Norway — 0.1%
Equinor ASA
7.25%, 09/23/27 .................. 429 442,377
4.25%, 06/02/28 .................. 540 538,288
3.63%, 09/10/28 .................. 1,598 1,571,686
6.50%, 12/01/28
(d)
................. 670 698,091
3.13%, 04/06/30 .................. 1,465 1,385,465
2.38%, 05/22/30 .................. 786 720,089
4.50%, 09/03/30 .................. 175 173,352
5.13%, 06/03/35 .................. 640 633,777
4.75%, 11/14/35 .................. 350 334,503
3.63%, 04/06/40 .................. 535 432,606
5.10%, 08/17/40 .................. 739 701,232
4.25%, 11/23/41 .................. 702 596,585
3.95%, 05/15/43 .................. 1,136 901,761
4.80%, 11/08/43 .................. 539 479,342
3.25%, 11/18/49 .................. 1,231 810,860
3.70%, 04/06/50 .................. 1,240 890,804
Kommunalbanken AS
(d)
4.00%, 01/19/28 .................. 4,550 4,527,592
4.25%, 01/24/29 .................. 1,300 1,295,446
3.63%, 09/04/29 .................. 1,700 1,661,467
1.13%, 06/14/30 .................. 705 622,064
4.13%, 08/29/30 .................. 632 624,774
20,042,161
Pakistan — 0.0%
Pakistan Water & Power Development
Authority, 7.50%, 06/04/31
(e)
.......... 800 771,788
Panama — 0.0%
(e)
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41 .................. 600 507,579
5.13%, 08/11/61 .................. 1,600 1,313,515
Autoridad del Canal de Panama, 4.95%,
07/29/35 ....................... 400 389,995
Empresa de Transmision Electrica SA, 5.13%,
05/02/49 ....................... 600 474,763
2,685,852
Peru — 0.0%
(e)
Corp. Financiera de Desarrollo SA
2.40%, 09/28/27 .................. 400 388,912
5.95%, 04/30/29 .................. 400 407,182
5.50%, 05/06/30
(c)
................. 600 605,170
Security
Par (000)
Par (000) Value
Peru (continued)
Fondo MIVIVIENDA SA, 5.40%, 03/31/31 ... USD 400 $ 399,742
Petroleos del Peru SA
4.75%, 06/19/32 .................. 1,200 1,029,326
5.63%, 06/19/47
(c)
................. 2,200 1,580,443
4,410,775
Philippines — 0.0%
Development Bank of the Philippines, 2.38%,
03/11/31
(e)
...................... 400 356,433
ROP Sukuk Trust
5.05%, 06/06/29
(e)
................. 1,200 1,203,549
1,559,982
Poland — 0.0%
Bank Gospodarstwa Krajowego
(e)
6.25%, 10/31/28 .................. 1,200 1,241,458
5.38%, 05/22/33 .................. 2,000 1,999,472
5.75%, 07/09/34 .................. 2,000 2,037,019
6.25%, 07/09/54 .................. 2,000 1,957,654
7,235,603
Qatar — 0.0%
QatarEnergy
4.63%, 06/23/29
(c)
................. 4,000 3,951,937
2.25%, 07/12/31
(e)
................. 4,200 3,679,792
3.13%, 07/12/41
(e)
................. 4,200 3,036,272
3.30%, 07/12/51
(e)
................. 4,800 3,107,793
13,775,794
Republic of Turkiye — 0.0%
(e)
Turkiye Ihracat Kredi Bankasi A/S
7.50%, 02/06/28 .................. 400 406,754
6.88%, 07/03/28 .................. 600 605,803
6.13%, 05/02/29 .................. 800 787,659
6.38%, 10/03/30 .................. 800 779,024
6.38%, 01/15/31 .................. 600 582,365
Turkiye Vakiflar Bankasi TAO, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.67%), 8.99%, 10/05/34
(g)
.... 800 820,519
Turkiye Varlik Fonu Yonetimi A/S
8.25%, 02/14/29 .................. 600 619,518
6.88%, 02/10/31 .................. 600 592,612
7.75%, 09/10/35 .................. 600 599,532
5,793,786
Saudi Arabia — 0.1%
(e)
KSA Sukuk Ltd.
5.25%, 06/04/30 .................. 2,000 2,012,282
5.25%, 06/04/34 .................. 2,600 2,581,486
Saudi Arabian Oil Co.
4.00%, 02/02/29 .................. 400 391,773
3.50%, 04/16/29 .................. 3,400 3,270,836
4.75%, 06/02/30 .................. 1,800 1,770,223
2.25%, 11/24/30 .................. 2,400 2,121,507
4.38%, 02/02/31 .................. 2,000 1,931,622
5.25%, 07/17/34 .................. 2,200 2,168,722
5.38%, 06/02/35 .................. 1,600 1,578,550
5.00%, 02/02/36 .................. 1,600 1,531,463
4.25%, 04/16/39 .................. 3,600 3,079,463
4.38%, 04/16/49 .................. 3,600 2,697,781
3.25%, 11/24/50 .................. 2,600 1,581,861
5.75%, 07/17/54 .................. 2,200 1,967,741
6.38%, 06/02/55 .................. 2,600 2,516,496
6.00%, 02/02/56 .................. 1,000 915,254
5.88%, 07/17/64 .................. 2,400 2,124,975
3.50%, 11/24/70 .................. 2,600 1,502,552
SRC Sukuk Ltd.

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Saudi Arabia (continued)
5.00%, 02/27/28 .................. USD 1,000 $ 999,833
4.38%, 04/02/29 .................. 1,800 1,764,591
5.38%, 02/27/35 .................. 1,200 1,188,252
4.88%, 10/02/35 .................. 1,400 1,326,421
41,023,684
Serbia — 0.0%
Telecommunications co Telekom Srbija AD
Belgrade
(e)
7.00%, 10/28/29 .................. 1,000 995,352
7.25%, 05/18/31 .................. 1,600 1,580,000
2,575,352
Singapore — 0.0%
(e)
Clifford Capital Asset Finance Pte. Ltd., 3.85%,
01/13/29 ....................... 600 591,011
Clifford Capital Credit Solutions Pte. Ltd.
3.38%, 03/07/28 .................. 200 196,379
4.78%, 01/14/30 .................. 600 604,335
4.04%, 01/13/31 .................. 600 586,650
1,978,375
South Africa — 0.0%
Eskom Holdings, 6.35%, 08/10/28
(e)
....... 1,640 1,667,500
South Korea — 0.2%
Export-Import Bank of Korea
4.00%, 09/11/27 .................. 800 796,022
4.25%, 09/15/27 .................. 1,200 1,197,150
4.13%, 10/17/27 .................. 200 199,238
5.00%, 01/11/28 .................. 1,600 1,612,128
4.63%, 01/14/28 .................. 800 801,962
5.13%, 09/18/28 .................. 1,200 1,216,006
(1-day SOFR + 0.46%), 4.11%, 09/22/28
(g)
800 801,004
1.75%, 10/19/28
(e)
................. 1,000 943,607
(1-day SOFR + 0.88%), 4.55%, 11/21/28
(e)(g)
650 656,953
4.50%, 01/11/29 .................. 1,200 1,201,229
3.75%, 01/13/29 .................. 1,400 1,377,598
(1-day SOFR + 0.40%), 4.05%, 01/13/29
(g)
400 399,994
4.38%, 07/20/29
(c)
................. 1,000 998,355
4.00%, 09/11/29 .................. 1,000 986,888
(1-day SOFR + 0.82%), 4.48%, 09/11/29
(c)(g)
800 809,871
4.88%, 01/14/30 .................. 1,400 1,411,881
1.25%, 09/21/30 .................. 800 699,933
3.75%, 09/22/30 .................. 1,000 967,836
3.88%, 01/13/31 .................. 1,400 1,359,363
1.38%, 02/09/31 .................. 800 695,112
4.00%, 04/09/31
(e)
................. 600 585,393
4.50%, 07/20/31 .................. 1,000 995,020
2.13%, 01/18/32
(c)
................. 600 526,307
4.50%, 09/15/32 .................. 1,000 988,482
5.13%, 01/11/33 .................. 1,200 1,219,232
4.63%, 06/07/33
(e)
................. 600 593,942
5.13%, 09/18/33 .................. 600 610,078
4.63%, 01/11/34 .................. 600 590,114
5.25%, 01/14/35 .................. 800 815,672
4.38%, 01/13/36
(c)
................. 600 570,683
2.50%, 06/29/41 .................. 600 423,808
Incheon International Airport Corp., 4.13%,
04/21/29
(e)
...................... 400 395,231
Industrial Bank of Korea
(e)
(1-day SOFR + 0.58%), 4.23%, 06/24/28
(g)
600 601,770
5.38%, 10/04/28 .................. 600 611,167
4.00%, 09/30/29 .................. 600 591,702
4.38%, 06/24/30 .................. 600 594,899
Korea Development Bank (The)
Security
Par (000)
Par (000) Value
South Korea (continued)
4.13%, 10/16/27 .................. USD 600 $ 597,695
4.63%, 02/03/28 .................. 800 801,823
4.38%, 02/15/28 .................. 1,200 1,198,770
5.38%, 10/23/28 .................. 800 815,211
3.75%, 01/28/29 .................. 1,800 1,770,122
4.50%, 02/15/29 .................. 1,400 1,401,747
(1-day SOFR + 0.76%), 4.43%, 02/03/30
(g)
1,000 1,010,571
4.88%, 02/03/30 .................. 1,600 1,614,041
3.75%, 09/16/30 .................. 1,260 1,219,997
1.63%, 01/19/31 .................. 300 264,013
4.00%, 01/28/31 .................. 1,600 1,561,372
(1-day SOFR + 0.50%), 4.16%, 01/28/31
(g)
600 601,598
2.00%, 10/25/31 .................. 400 351,544
4.25%, 09/08/32 .................. 600 585,189
4.38%, 02/15/33 .................. 1,200 1,169,599
5.63%, 10/23/33 .................. 600 627,979
Korea Electric Power Corp.
(e)
4.75%, 02/13/28 .................. 400 400,925
5.50%, 04/06/28 .................. 200 202,891
(1-day SOFR + 0.62%), 4.29%, 11/12/28
(g)
800 801,296
4.13%, 11/12/30 .................. 600 585,210
Korea Expressway Corp., 4.25%, 05/06/31
(e)
. 800 782,536
Korea Gas Corp.
4.88%, 07/05/28
(e)
................. 800 804,291
5.00%, 07/08/29
(c)(e)
................ 800 809,214
2.88%, 07/16/29
(e)
................. 900 858,106
4.25%, 07/10/30
(e)
................. 600 590,091
2.00%, 07/13/31
(e)
................. 600 527,795
6.25%, 01/20/42
(c)(d)
................ 600 648,797
Korea Housing Finance Corp.
(e)
4.88%, 08/27/27
(c)
................. 400 401,946
4.63%, 02/24/28 .................. 1,200 1,203,592
4.13%, 03/12/28 .................. 600 597,101
(1-day SOFR + 0.49%), 4.14%, 01/15/29
(g)
600 599,615
5.13%, 01/21/30 .................. 600 609,201
3.88%, 09/17/30 .................. 400 388,301
3.88%, 01/15/31 .................. 800 774,163
4.63%, 02/24/33 .................. 400 393,872
Korea Hydro & Nuclear Power Co. Ltd.
(e)
5.00%, 07/18/28 .................. 600 604,632
4.63%, 07/29/29
(c)
................. 600 599,074
(1-day SOFR + 0.79%), 4.43%, 07/30/30
(g)
600 603,627
Korea Land & Housing Corp., 4.25%,
10/22/27
(e)
...................... 400 398,325
Korea Mine Rehabilitation & Mineral Resources
Corp.
(e)
5.38%, 05/11/28 .................. 600 606,130
5.13%, 05/08/29 .................. 400 403,546
4.88%, 04/13/31 .................. 1,000 993,772
Korea National Oil Corp.
(e)
4.13%, 09/30/27 .................. 200 198,954
4.63%, 03/31/28 .................. 400 399,842
4.88%, 04/03/28 .................. 600 602,198
4.00%, 09/29/28 .................. 400 394,647
(1-day SOFR + 0.67%), 4.32%, 09/29/28
(g)
600 600,885
(1-day SOFR + 0.80%), 4.45%, 03/30/29
(g)
600 602,463
4.50%, 03/30/29 .................. 800 796,077
4.88%, 04/03/29 .................. 800 803,949
4.25%, 09/30/29 .................. 600 592,176
4.75%, 03/31/30 .................. 200 199,629
4.13%, 09/29/30 .................. 400 389,447
1.63%, 10/05/30 .................. 600 528,060
4.63%, 03/30/31 .................. 400 395,813
2.38%, 04/07/31 .................. 400 358,957
2.63%, 04/18/32 .................. 200 177,254

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
South Korea (continued)
Korea Railroad Corp., 4.38%, 05/27/28
(e)
.... USD 400 $ 397,845
69,063,146
Supranational — 1.0%
Africa Finance Corp.
2.88%, 04/28/28
(d)
................. 600 575,650
3.75%, 10/30/29
(e)
................. 800 761,299
African Development Bank
4.38%, 11/03/27 .................. 2,010 2,012,446
4.38%, 03/14/28 .................. 2,669 2,672,051
3.88%, 06/12/28 .................. 2,990 2,967,380
3.50%, 09/18/29 .................. 1,000 974,783
4.00%, 03/18/30 .................. 2,670 2,635,488
3.63%, 03/03/31 .................. 5,000 4,830,606
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.58%),
5.75%
(g)(i)
..................... 1,175 1,146,073
4.50%, 06/12/35 .................. 1,620 1,594,432
4.13%, 01/22/36 .................. 1,575 1,501,360
African Export-Import Bank (The)
(d)
3.99%, 09/21/29 .................. 600 571,557
3.80%, 05/17/31
(c)
................. 545 493,471
APICORP Sukuk Ltd., 4.69%, 06/16/31
(e)
.... 200 198,548
Arab Energy Fund  (The), 5.43%, 05/02/29
(d)
. 430 436,018
Asian Development Bank
2.38%, 08/10/27 .................. 600 588,919
6.22%, 08/15/27 .................. 143 145,191
3.13%, 08/20/27 .................. 4,455 4,403,918
2.50%, 11/02/27 .................. 1,998 1,955,600
4.38%, 01/14/28 .................. 1,985 1,987,883
2.75%, 01/19/28 .................. 1,255 1,228,138
3.75%, 04/25/28 .................. 4,094 4,057,692
1.25%, 06/09/28 .................. 2,020 1,912,161
5.82%, 06/16/28 .................. 905 926,906
4.50%, 08/25/28 .................. 4,590 4,608,519
3.13%, 09/26/28 .................. 943 920,703
4.88%, 09/26/28 .................. 155 155,070
6.38%, 10/01/28
(c)
................. 545 564,387
4.38%, 03/06/29 .................. 4,617 4,620,674
1.88%, 03/15/29 .................. 545 512,104
3.63%, 08/28/29 .................. 3,010 2,947,292
1.75%, 09/19/29 .................. 2,771 2,561,577
1.88%, 01/24/30 .................. 4,211 3,875,537
4.75%, 02/12/30 .................. 15 14,980
4.13%, 05/30/30 .................. 5,721 5,669,159
3.75%, 08/28/30 .................. 2,310 2,255,228
0.75%, 10/08/30 .................. 1,925 1,660,064
1.50%, 03/04/31 .................. 1,320 1,160,885
4.25%, 05/28/31 .................. 275 272,747
3.13%, 04/27/32 .................. 485 451,627
3.88%, 09/28/32 .................. 695 671,135
4.00%, 01/12/33 .................. 3,350 3,246,446
3.88%, 06/14/33 .................. 9,460 9,070,507
4.13%, 01/12/34 .................. 1,739 1,686,048
4.38%, 03/22/35 .................. 3,235 3,166,644
4.25%, 01/14/36
(c)
................. 5,495 5,307,345
Asian Infrastructure Investment Bank (The)
3.75%, 09/14/27 .................. 1,510 1,500,446
4.00%, 01/18/28 .................. 2,065 2,056,805
3.63%, 09/15/28 .................. 495 488,473
4.13%, 01/18/29 .................. 2,807 2,793,316
4.50%, 01/16/30 .................. 3,325 3,338,671
3.88%, 04/22/31 .................. 1,250 1,220,487
4.25%, 03/13/34 .................. 2,435 2,379,306
4.50%, 05/21/35 .................. 2,280 2,249,243
Security
Par (000)
Par (000) Value
Supranational (continued)
4.13%, 01/14/36 .................. USD 470 $ 449,179
Banque Ouest Africaine de Developpement
(d)
4.70%, 10/22/31 .................. 100 90,882
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.22%), 8.20%,
02/13/55
(g)
.................... 420 409,357
Corp. Andina de Fomento
4.13%, 01/07/28 .................. 895 891,148
5.00%, 01/24/29 .................. 2,174 2,198,295
5.00%, 01/22/30 .................. 60 60,762
Council of Europe Development Bank
3.63%, 01/26/28 .................. 460 455,679
3.63%, 05/08/28 .................. 155 153,269
4.13%, 01/24/29 .................. 1,085 1,079,517
4.00%, 05/21/29 .................. 10 9,911
4.50%, 01/15/30 .................. 1,045 1,049,109
3.75%, 01/14/31 .................. 2,310 2,247,709
European Bank for Reconstruction &
Development
4.38%, 03/09/28 .................. 2,100 2,102,624
4.13%, 01/25/29 .................. 2,880 2,864,964
4.25%, 05/29/31 .................. 735 728,705
4.25%, 03/13/34 .................. 3,105 3,028,331
European Investment Bank
0.63%, 10/21/27 .................. 635 608,175
3.25%, 11/15/27 .................. 1,528 1,509,174
3.88%, 03/15/28 .................. 3,395 3,373,649
3.88%, 06/15/28 .................. 100 99,276
4.50%, 10/16/28 .................. 4,002 4,018,665
4.00%, 02/15/29 .................. 6,565 6,512,120
1.75%, 03/15/29 .................. 1,540 1,442,534
3.75%, 05/15/29 .................. 2,890 2,845,351
4.75%, 06/15/29 .................. 5,385 5,442,705
1.63%, 10/09/29 .................. 1,517 1,395,289
3.75%, 11/15/29 .................. 5,125 5,030,478
4.50%, 03/14/30 .................. 990 993,956
0.88%, 05/17/30 .................. 1,515 1,331,453
3.63%, 07/15/30 .................. 3,310 3,218,887
0.75%, 09/23/30 .................. 2,406 2,078,306
3.88%, 10/15/30 .................. 1,470 1,440,691
1.25%, 02/14/31 .................. 3,280 2,856,264
3.75%, 03/13/31 .................. 5,895 5,730,627
1.63%, 05/13/31 .................. 640 563,398
4.38%, 10/10/31 .................. 4,315 4,298,727
4.25%, 08/16/32 .................. 1,955 1,927,908
3.75%, 02/14/33 .................. 10,360 9,894,777
4.13%, 02/13/34 .................. 4,050 3,926,437
4.63%, 02/12/35 .................. 1,835 1,829,255
4.25%, 02/08/36 .................. 1,145 1,105,537
4.88%, 02/15/36 .................. 1,400 1,417,945
ICDPS Sukuk Ltd., 4.39%, 10/09/30
(e)
...... 200 196,083
Inter-American Development Bank
0.63%, 09/16/27
(c)
................. 1,645 1,580,280
4.00%, 01/12/28 .................. 2,870 2,858,876
1.13%, 07/20/28 .................. 3,213 3,023,583
3.13%, 09/18/28 .................. 3,318 3,240,253
4.13%, 02/15/29
(c)
................. 4,560 4,536,137
2.25%, 06/18/29 .................. 3,568 3,366,877
3.50%, 09/14/29 .................. 2,860 2,789,277
4.50%, 02/15/30 .................. 3,870 3,886,227
3.75%, 06/14/30 .................. 1,230 1,202,520
1.13%, 01/13/31 .................. 4,425 3,840,770
4.25%, 08/11/31 .................. 100 99,107
3.63%, 09/17/31 .................. 1,070 1,029,416
3.50%, 04/12/33 .................. 9,965 9,352,455

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Supranational (continued)
4.50%, 09/13/33 .................. USD 2,125 $ 2,112,980
4.38%, 07/17/34 .................. 3,650 3,590,649
4.38%, 07/16/35 .................. 3,080 3,007,025
4.13%, 01/23/36 .................. 9,180 8,759,014
3.88%, 10/28/41 .................. 889 762,279
3.20%, 08/07/42 .................. 280 217,679
4.38%, 01/24/44 .................. 958 856,515
Inter-American Investment Corp.
4.13%, 02/15/28 .................. 945 942,134
4.75%, 09/19/28 .................. 1,370 1,381,156
3.63%, 11/20/28 .................. 1,530 1,506,087
4.25%, 02/14/29 .................. 1,285 1,280,473
4.25%, 04/01/30 .................. 1,740 1,727,954
4.38%, 05/28/31 .................. 3,395 3,378,068
International Bank for Reconstruction &
Development
2.50%, 11/22/27 .................. 3,346 3,271,878
0.75%, 11/24/27 .................. 4,688 4,479,784
1.38%, 04/20/28 .................. 4,130 3,933,461
3.63%, 05/05/28 .................. 1,195 1,181,900
3.50%, 07/12/28 .................. 5,201 5,125,408
4.63%, 08/01/28 .................. 4,774 4,804,745
1.13%, 09/13/28 .................. 5,157 4,830,673
3.63%, 09/21/29 .................. 3,575 3,498,837
3.88%, 10/16/29 .................. 3,815 3,760,093
1.75%, 10/23/29 .................. 3,139 2,895,074
3.88%, 02/14/30 .................. 6,625 6,518,458
4.13%, 03/20/30 .................. 6,045 5,994,733
0.88%, 05/14/30 .................. 4,570 4,017,277
4.00%, 07/25/30 .................. 4,400 4,338,858
0.75%, 08/26/30 .................. 4,150 3,592,654
3.50%, 10/28/30 .................. 1,140 1,100,833
4.00%, 01/10/31 .................. 6,024 5,921,220
1.25%, 02/10/31 .................. 4,060 3,535,904
4.50%, 04/10/31 .................. 4,420 4,432,116
1.63%, 11/03/31 .................. 6,267 5,440,254
4.63%, 01/15/32 .................. 5,780 5,819,692
2.50%, 03/29/32
(c)
................. 1,455 1,311,441
4.00%, 05/06/32 .................. 2,555 2,491,137
4.75%, 11/14/33 .................. 4,060 4,098,635
5.10%, 04/05/34 .................. 50 49,690
3.88%, 08/28/34 .................. 9,525 9,047,980
4.75%, 02/15/35
(c)
................. 2,148 2,157,633
4.38%, 08/27/35 .................. 3,000 2,928,885
4.50%, 05/20/36 .................. 5,650 5,551,894
International Development Association
(d)
4.88%, 11/01/28 .................. 2,595 2,625,403
4.38%, 06/11/29 .................. 4,515 4,513,986
4.38%, 11/27/29 .................. 3,355 3,353,475
4.00%, 06/11/30 .................. 115 113,303
1.00%, 12/03/30 .................. 35 30,331
3.75%, 09/12/31 .................. 290 280,576
3.88%, 09/17/32 .................. 345 332,808
4.50%, 02/12/35 .................. 1,545 1,523,151
International Finance Corp.
4.50%, 01/21/28 .................. 725 727,119
4.50%, 07/13/28 .................. 2,245 2,253,883
3.50%, 01/22/29 .................. 2,055 2,015,483
4.25%, 07/02/29 .................. 1,250 1,246,452
3.88%, 07/02/30 .................. 625 613,756
0.75%, 08/27/30
(c)
................. 1,585 1,372,444
New Development Bank (The)
(e)
4.68%, 11/07/27 .................. 1,200 1,202,703
4.00%, 02/09/29 .................. 200 197,255
Nordic Investment Bank
Security
Par (000)
Par (000) Value
Supranational (continued)
3.38%, 09/08/27 .................. USD 370 $ 366,556
4.38%, 03/14/28 .................. 1,045 1,046,161
3.75%, 08/28/28 .................. 2,500 2,473,973
4.25%, 02/28/29 .................. 515 513,731
3.75%, 05/09/30 .................. 995 972,611
3.75%, 01/23/31 .................. 250 243,129
419,387,330
Sweden — 0.0%
Kommuninvest I Sverige AB, 3.50%, 08/25/27
(d)
200 198,316
Svensk Exportkredit AB
3.75%, 09/13/27 .................. 1,200 1,192,834
3.75%, 05/08/28 .................. 230 227,694
4.13%, 06/14/28 .................. 1,740 1,732,634
4.25%, 02/01/29 .................. 960 956,795
3.63%, 03/12/29 .................. 610 598,618
3.75%, 07/29/30 .................. 945 922,117
4.88%, 10/04/30 .................. 1,305 1,325,607
0.00%, 05/11/37
(j)
................. 60 34,004
7,188,619
Thailand — 0.0%
Export-Import Bank of Thailand, 5.35%,
05/16/29
(e)
...................... 600 608,818
Trinidad and Tobago — 0.0%
National Gas Co. of Trinidad & Tobago Ltd.,
6.05%, 01/15/36
(e)
................. 300 277,375
United Arab Emirates — 0.0%
(e)
Abu Dhabi Future Energy Co. PJSC Masdar
4.88%, 07/25/29 .................. 600 594,981
4.88%, 05/21/30 ..................
600
591,603
4.88%, 07/25/33 .................. 800 770,640
5.25%, 07/25/34 .................. 600 587,399
5.38%, 05/21/35 .................. 600 592,165
Finance Department Government of Sharjah
6.50%, 11/23/32 .................. 1,200 1,225,153
3.63%, 03/10/33 .................. 800 686,990
6.13%, 03/06/36 .................. 1,200 1,180,191
4.00%, 07/28/50 .................. 1,200 737,790
4.38%, 03/10/51 .................. 600 392,921
RAK Capital, 5.00%, 03/12/35 ........... 1,200 1,192,400
8,552,233
Uzbekistan — 0.0%
Uzbekneftegaz JSC, 8.75%, 05/07/30
(e)
..... 1,200 1,278,815
Total Foreign Agency Obligations — 2.4%
(Cost: $1,055,848,552) ............................ 1,029,111,849
Foreign Government Obligations
Angola — 0.0%
Republic of Angola
(e)
8.25%, 05/09/28 .................. 600 621,048
8.00%, 11/26/29 .................. 1,800 1,841,403
9.24%, 01/15/31 .................. 2,000 2,092,898
8.75%, 04/14/32 .................. 2,000 2,041,990
9.38%, 03/31/33 .................. 1,800 1,854,379
9.88%, 10/15/35 .................. 1,000 1,049,122
9.88%, 03/31/37 .................. 2,200 2,284,387
9.38%, 05/08/48 .................. 2,000 1,923,002
9.13%, 11/26/49 .................. 1,400 1,315,455
15,023,684
Argentina — 0.2%
Argentine Republic (The)
1.00%, 07/09/29 .................. 1,920 1,722,380

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Argentina (continued)
0.75%, 07/09/30
(h)
................. USD 12,102 $ 10,571,091
4.12%, 07/09/35
(h)
................. 24,077 19,001,637
5.00%, 01/09/38
(h)
................. 13,669 11,275,564
3.50%, 07/09/41
(c)(h)
................ 12,200 9,020,770
4.12%, 07/09/46
(h)
................. 2,386 1,775,155
Ciudad Autonoma De Buenos Aires
(e)
7.80%, 11/26/33 .................. 600 627,827
7.05%, 05/13/36
(c)
................. 800 784,255
Province of Santa Fe, 8.10%, 12/11/34
(c)(e)
... 1,000 1,004,960
Provincia de Buenos Aires
(e)(h)
5.88%, 09/01/37 .................. 950 714,956
6.63%, 09/01/37 .................. 6,626 5,503,364
Provincia de Cordoba
(e)
9.75%, 07/02/32
(c)
................. 850 907,065
8.60%, 02/03/35 .................. 1,000 994,805
63,903,829
Armenia — 0.0%
Republic of Armenia
(e)
3.95%, 09/26/29 .................. 600 571,160
3.60%, 02/02/31 .................. 800 729,933
6.75%, 03/12/35 .................. 800 830,417
2,131,510
Azerbaijan — 0.0%
Republic of Azerbaijan
(e)
5.13%, 09/01/29 .................. 350 352,787
3.50%, 09/01/32 .................. 1,350 1,245,432
1,598,219
Bahamas — 0.0%
Commonwealth of the Bahamas
(e)
8.95%, 10/15/32 .................. 610 681,722
8.25%, 06/24/36 .................. 1,400 1,551,980
2,233,702
Bahrain — 0.1%
CBB International Sukuk Programme Co. WLL
(e)
3.95%, 09/16/27 .................. 1,000 968,902
3.88%, 05/18/29 .................. 1,000 922,143
6.25%, 10/18/30 .................. 1,000 971,259
6.00%, 02/12/31 .................. 1,400 1,337,141
5.88%, 06/05/32 .................. 1,600 1,513,018
6.25%, 07/07/33 .................. 2,800 2,708,877
5.87%, 02/06/34 .................. 2,200 2,055,781
6.12%, 09/03/34 .................. 1,000 944,929
Kingdom of Bahrain
4.25%, 01/25/28
(e)
................. 600 572,767
7.00%, 10/12/28
(e)
................. 2,000 1,979,038
6.75%, 09/20/29
(e)
................. 1,600 1,558,999
7.38%, 05/14/30
(e)
................. 1,100 1,089,378
5.63%, 09/30/31
(e)
................. 1,000 916,064
5.45%, 09/16/32
(e)
................. 1,200 1,075,265
5.25%, 01/25/33
(e)
................. 1,400 1,232,124
5.63%, 05/18/34
(e)
................. 1,400 1,228,474
7.75%, 04/18/35
(e)
................. 1,200 1,188,858
7.50%, 02/12/36
(e)
................. 1,200 1,167,233
7.13%, 06/10/36
(d)
................. 1,000 947,674
7.50%, 07/07/37
(e)
................. 800 775,450
6.63%, 10/06/37
(e)
................. 1,200 1,080,148
7.10%, 02/03/38
(e)
................. 1,600 1,486,218
6.00%, 09/19/44
(e)
................. 1,400 1,120,934
7.50%, 09/20/47
(e)
................. 1,000 919,703
6.25%, 01/25/51
(e)
................. 600 480,148
30,240,525
Security
Par (000)
Par (000) Value
Barbados — 0.0%
Barbados Government Bond, 8.00%, 06/26/35
(e)
USD 600 $ 634,781
Belgium — 0.0%
Kingdom of Belgium, 4.88%, 06/10/55
(e)
..... 1,200 1,021,826
Benin — 0.0%
(e)
Benin Government Bond
7.96%, 02/13/38 .................. 1,200 1,239,518
8.38%, 01/23/41 .................. 700 742,470
Benin Sukuk SA, 6.20%, 01/29/33 ........ 600 577,736
2,559,724
Bermuda — 0.0%
Bermuda Government Bond
(e)
4.75%, 02/15/29 .................. 460 455,770
2.38%, 08/20/30 .................. 1,135 1,018,159
5.00%, 07/15/32 .................. 1,195 1,180,045
3.38%, 08/20/50
(c)
................. 760 505,410
3,159,384
Bolivia, Plurinational State of — 0.0%
Plurinational State of Bolivia
(e)
4.50%, 03/20/28 .................. 667 641,595
7.50%, 03/02/30
(c)
................. 1,000 969,548
9.45%, 05/14/31
(c)
................. 1,200 1,219,430
2,830,573
Brazil — 0.1%
Federative Republic of Brazil
4.63%, 01/13/28 .................. 3,200 3,201,791
4.50%, 05/30/29 .................. 2,200 2,185,121
3.88%, 06/12/30 .................. 4,200 3,988,911
5.50%, 11/06/30 .................. 2,800 2,813,252
6.25%, 03/18/31 .................. 2,600 2,676,988
3.75%, 09/12/31 .................. 1,600 1,468,930
6.13%, 01/22/32 .................. 2,400 2,430,119
5.50%, 02/04/33 .................. 1,600 1,555,195
6.00%, 10/20/33 .................. 2,600 2,587,227
8.25%, 01/20/34 .................. 1,875 2,095,144
6.13%, 03/15/34 .................. 2,800 2,774,940
6.63%, 03/15/35 .................. 5,200 5,257,851
6.25%, 05/22/36 .................. 4,200 4,076,302
7.13%, 01/20/37
(c)
................. 2,000 2,107,315
5.63%, 01/07/41
(c)
................. 2,550 2,304,638
5.00%, 01/27/45 .................. 3,600 2,778,443
5.63%, 02/21/47 .................. 2,800 2,296,860
4.75%, 01/14/50 .................. 3,900 2,764,171
7.13%, 05/13/54 .................. 2,400 2,302,296
7.25%, 01/12/56 .................. 4,000 3,843,214
55,508,708
Bulgaria — 0.0%
Bulgaria Government Bond, 5.00%, 03/05/37
(e)
1,800 1,712,928
Cameroon — 0.0%
Republic of Cameroon
(e)
9.50%, 07/31/31 .................. 600 599,203
8.88%, 01/30/33 .................. 1,000 970,532
1,569,735
Canada — 0.2%
Canadian Government Bond
3.75%, 04/26/28 .................. 795 788,204
4.63%, 04/30/29 .................. 2,770 2,790,633
4.00%, 03/18/30 .................. 3,255 3,215,542
Province of Alberta
3.30%, 03/15/28 .................. 3,195 3,143,273
4.50%, 06/26/29 .................. 565 566,112

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Canada (continued)
1.30%, 07/22/30 .................. USD 2,870 $ 2,542,990
4.50%, 01/24/34 .................. 380 373,152
4.30%, 11/02/35 .................. 340 324,461
Province of British Columbia
4.70%, 01/24/28 .................. 75 75,361
4.80%, 11/15/28 .................. 1,700 1,715,267
4.90%, 04/24/29 .................. 2,415 2,443,218
1.30%, 01/29/31 .................. 1,055 916,869
4.20%, 07/06/33 .................. 2,060 1,990,018
4.75%, 06/12/34 .................. 2,225 2,209,226
4.80%, 06/11/35 .................. 1,880 1,861,605
7.25%, 09/01/36 .................. 250 291,257
Province of Manitoba
1.50%, 10/25/28
(c)
................. 325 305,234
4.30%, 07/27/33 .................. 25 24,274
4.90%, 05/31/34 .................. 1,515 1,518,262
Province of New Brunswick, 3.63%, 02/24/28 . 950 939,166
Province of Ontario
4.20%, 01/18/29 .................. 2,670 2,657,054
3.80%, 01/29/29 .................. 3,500 3,450,524
3.70%, 09/17/29
(c)
................. 2,050 2,005,827
2.00%, 10/02/29 .................. 2,233 2,073,156
4.70%, 01/15/30 .................. 310 312,384
3.90%, 09/04/30 .................. 20 19,579
1.13%, 10/07/30
(c)
................. 2,585 2,258,054
1.60%, 02/25/31 .................. 1,420 1,250,698
4.05%, 04/16/31 .................. 3,000 2,940,277
1.80%, 10/14/31 .................. 785 684,416
2.13%, 01/21/32 .................. 1,630 1,434,317
5.05%, 04/24/34 .................. 1,720 1,746,399
4.85%, 06/11/35 .................. 1,180 1,176,007
4.45%, 11/20/35 .................. 2,015 1,943,621
4.85%, 05/29/36 .................. 360 356,939
Province of Quebec
3.63%, 04/13/28 .................. 1,055 1,042,421
4.50%, 04/03/29 .................. 3,765 3,771,789
7.50%, 09/15/29 .................. 743 807,836
1.35%, 05/28/30 .................. 1,840 1,639,313
3.88%, 01/14/31
(c)
................. 4,140 4,030,348
1.90%, 04/21/31 .................. 1,240 1,100,976
4.50%, 09/08/33 .................. 1,085 1,066,302
4.25%, 09/05/34 .................. 2,080 1,996,903
4.63%, 08/28/35 .................. 2,015 1,968,708
4.63%, 06/03/36 .................. 500 486,046
Province of Saskatchewan, 4.65%, 01/28/30 . 580 583,062
70,837,080
Chile — 0.1%
Republic of Chile
3.24%, 02/06/28 .................. 1,600 1,565,480
4.85%, 01/22/29 .................. 2,200 2,199,038
2.45%, 01/31/31 .................. 2,000 1,792,155
4.35%, 04/13/31 .................. 1,000 969,919
2.55%, 01/27/32 .................. 1,800 1,575,314
2.55%, 07/27/33 .................. 3,000 2,521,509
3.50%, 01/31/34 .................. 1,600 1,422,088
4.95%, 01/05/36 .................. 1,811 1,751,472
5.65%, 01/13/37 .................. 2,000 2,026,559
3.10%, 05/07/41 .................. 3,100 2,266,739
4.34%, 03/07/42 .................. 2,400 2,025,311
3.63%, 10/30/42 .................. 550 419,398
3.86%, 06/21/47 .................. 1,200 897,472
3.50%, 01/25/50 .................. 2,650 1,814,315
4.00%, 01/31/52 .................. 1,200 891,994
3.50%, 04/15/53 .................. 1,800 1,197,521
Security
Par (000)
Par (000) Value
Chile (continued)
5.33%, 01/05/54 .................. USD 1,647 $ 1,497,240
3.10%, 01/22/61 .................. 2,404 1,409,332
3.25%, 09/21/71 .................. 1,200 704,774
28,947,630
China — 0.0%
People's Republic of China
(e)
2.63%, 11/02/27 .................. 1,000 983,753
4.13%, 11/20/27 .................. 600 601,276
3.50%, 10/19/28 .................. 800 792,776
3.63%, 11/13/28
(c)
................. 3,000 2,974,071
4.25%, 11/20/29
(c)
................. 800 806,084
2.13%, 12/03/29 .................. 2,400 2,260,095
1.20%, 10/21/30
(c)
................. 2,400 2,133,189
3.75%, 11/13/30
(c)
................. 2,600 2,559,633
1.75%, 10/26/31
(c)
................. 1,000 892,733
2.75%, 12/03/39 .................. 900 754,397
4.00%, 10/19/48 .................. 400 361,866
2.25%, 10/21/50
(c)
................. 600 387,793
2.50%, 10/26/51
(c)
................. 600 404,651
15,912,317
Colombia — 0.1%
Republic of Colombia
5.38%, 01/21/29 .................. 2,200 2,194,819
4.50%, 03/15/29 .................. 1,600 1,559,236
3.00%, 01/30/30 .................. 1,425 1,297,891
7.38%, 04/25/30 .................. 2,200 2,306,047
6.13%, 01/21/31 .................. 1,800 1,806,317
3.13%, 04/15/31 .................. 2,400 2,117,481
3.25%, 04/22/32 .................. 1,400 1,203,839
6.50%, 01/21/33 .................. 1,600 1,606,338
8.00%, 04/20/33 .................. 1,959 2,116,332
7.50%, 02/02/34 .................. 2,202 2,314,129
8.00%, 11/14/35 .................. 1,800 1,951,535
7.75%, 11/07/36
(c)
................. 2,400 2,566,335
7.38%, 09/18/37 .................. 2,200 2,283,935
6.13%, 01/18/41 .................. 2,650 2,405,246
5.63%, 02/26/44 .................. 2,600 2,160,151
5.00%, 06/15/45 .................. 2,380 1,815,045
5.20%, 05/15/49 .................. 1,445 1,099,678
8.38%, 11/07/54 .................. 1,600 1,757,243
34,561,597
Congo, the Democratic Republic of the — 0.0%
DRC International Bond
(e)
8.75%, 04/16/32 .................. 600 618,971
9.50%, 04/16/37 .................. 800 833,589
1,452,560
Costa Rica — 0.0%
Republic of Costa Rica
(e)
6.13%, 02/19/31 .................. 1,400 1,430,383
6.55%, 04/03/34 .................. 1,800 1,884,078
5.63%, 04/30/43 .................. 600 558,799
7.00%, 04/04/44 .................. 1,200 1,263,657
7.16%, 03/12/45 .................. 1,600 1,700,552
7.30%, 11/13/54
(c)
................. 1,700 1,840,180
8,677,649
Dominican Republic — 0.1%
Dominican Republic Government Bond
(e)
6.00%, 07/19/28 .................. 1,600 1,614,901
5.50%, 02/22/29 .................. 2,100 2,089,158
4.50%, 01/30/30 .................. 2,250 2,154,792
7.05%, 02/03/31
(c)
................. 1,500 1,561,326
4.88%, 09/23/32 .................. 3,600 3,372,780

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Dominican Republic (continued)
6.00%, 02/22/33 .................. USD 2,050 $ 2,031,057
5.75%, 03/17/34
(c)
................. 1,750 1,694,843
5.88%, 10/28/35 .................. 1,800 1,737,293
6.60%, 06/01/36
(c)
................. 800 812,719
6.95%, 03/15/37 .................. 2,350 2,420,906
6.15%, 05/17/38 .................. 1,750 1,681,878
5.30%, 01/21/41 .................. 1,850 1,597,927
7.45%, 04/30/44 .................. 1,750 1,834,377
6.85%, 01/27/45 .................. 2,350 2,312,362
6.50%, 02/15/48 .................. 1,100 1,040,778
6.40%, 06/05/49 .................. 1,700 1,584,029
7.15%, 02/24/55 .................. 1,415 1,439,809
5.88%, 01/30/60 .................. 3,700 3,133,015
34,113,950
Ecuador — 0.0%
Amazon Conservation DAC, 6.03%, 01/16/42
(d)
1,000 990,529
Republic of Ecuador
(e)
0.00%, 07/31/30
(j)
................. 832 704,911
6.90%, 07/31/30
(h)
................. 807 802,871
8.75%, 01/29/34 .................. 3,440 3,411,624
6.90%, 07/31/35
(h)
................. 6,827 6,156,439
9.25%, 01/29/39 .................. 2,945 2,936,970
5.50%, 07/31/40
(h)
................. 3,285 2,656,072
17,659,416
Egypt — 0.1%
(e)
Arab Republic of Egypt
5.80%, 09/30/27 .................. 1,000 995,203
6.59%, 02/21/28 .................. 1,200 1,202,016
7.60%, 03/01/29 .................. 2,603 2,662,830
8.63%, 02/04/30 .................. 2,000 2,106,644
5.88%, 02/16/31 .................. 1,800 1,723,105
7.05%, 01/15/32 .................. 1,200 1,180,929
7.63%, 05/29/32 .................. 2,000 2,005,528
9.45%, 02/04/33 .................. 1,400 1,524,054
7.30%, 09/30/33 .................. 1,300 1,273,912
7.63%, 05/20/34 .................. 1,200 1,188,118
6.88%, 04/30/40 .................. 600 551,988
8.50%, 01/31/47 .................. 3,000 2,819,164
7.90%, 02/21/48 .................. 1,800 1,587,056
8.70%, 03/01/49 .................. 1,800 1,715,295
8.88%, 05/29/50 .................. 2,400 2,306,744
8.75%, 09/30/51 .................. 800 760,747
8.15%, 11/20/59 .................. 600 533,727
7.50%, 02/16/61 .................. 1,800 1,493,833
Egyptian Financial Co. for Sovereign Taskeek
(The)
6.38%, 04/07/29 .................. 800 808,089
7.95%, 10/07/32 .................. 1,000 1,046,493
29,485,475
El Salvador — 0.0%
Republic of El Salvador
(e)
8.63%, 02/28/29 .................. 581 611,687
9.25%, 04/17/30
(c)
................. 1,200 1,285,014
8.25%, 04/10/32 .................. 650 696,697
7.65%, 06/15/35 .................. 1,018 1,052,953
7.63%, 02/01/41 .................. 600 605,468
7.12%, 01/20/50
(c)
................. 998 918,370
9.50%, 07/15/52 .................. 1,100 1,233,531
9.65%, 11/21/54 .................. 1,100 1,247,028
7,650,748
Security
Par (000)
Par (000) Value
Finland — 0.0%
(d)
Kuntarahoitus OYJ
3.25%, 08/24/27 .................. USD 290 $ 286,809
3.63%, 10/09/29 .................. 1,755 1,714,135
Republic of Finland
0.88%, 05/20/30 .................. 450 394,930
4.38%, 07/02/34 .................. 1,000 980,485
3,376,359
Gabon — 0.0%
Gabon Government Bond
(e)
9.50%, 02/18/29 .................. 800 780,152
6.63%, 02/06/31 .................. 1,000 882,965
7.00%, 11/24/31 .................. 600 527,664
2,190,781
Georgia — 0.0%
Georgia Government Bond, 5.13%, 01/28/31
(e)
600 580,887
Ghana — 0.0%
Republic of Ghana
(e)
5.00%, 07/03/29
(h)
................. 2,663 2,603,491
5.00%, 07/03/35
(h)
................. 4,891 4,483,724
1.50%, 01/03/37 .................. 1,250 722,349
7,809,564
Guatemala — 0.0%
Republic of Guatemala
(e)
4.88%, 02/13/28 .................. 800 793,992
5.25%, 08/10/29
(c)
................. 800 794,768
4.90%, 06/01/30 .................. 400 392,555
6.05%, 08/06/31 .................. 600 609,148
5.38%, 04/24/32
(c)
................. 700 689,834
7.05%, 10/04/32 .................. 600 637,873
3.70%, 10/07/33 .................. 800 698,236
6.60%, 06/13/36 .................. 1,000 1,037,159
6.25%, 08/15/36 .................. 1,000 1,013,282
6.55%, 02/06/37 .................. 800 829,610
4.65%, 10/07/41 .................. 400 336,693
6.13%, 06/01/50
(c)
................. 1,600 1,533,056
6.88%, 08/15/55 .................. 1,000 1,046,671
10,412,877
Honduras — 0.0%
Republic of Honduras
5.63%, 06/24/30
(e)
................. 750 743,036
8.63%, 11/27/34
(e)
................. 1,000 1,141,258
6.40%, 07/29/36
(d)
................. 900 898,388
2,782,682
Hong Kong — 0.0%
Hong Kong Government International Bond
4.50%, 01/11/28
(d)
................. 1,200 1,203,346
4.00%, 06/07/28
(c)(d)
................ 1,000 995,187
3.63%, 11/12/28
(e)
................. 400 394,348
4.13%, 06/10/30
(d)
................. 1,000 990,615
1.38%, 02/02/31
(c)(d)
................ 1,200 1,053,542
4.00%, 05/14/31
(d)
................. 400 393,944
1.75%, 11/24/31
(e)
................. 1,200 1,049,888
4.63%, 01/11/33
(d)
................. 1,200 1,197,114
4.00%, 06/07/33
(d)
................. 1,200 1,152,293
2.38%, 02/02/51
(d)
................. 400 241,957
5.25%, 01/11/53
(d)
................. 600 598,590
9,270,824
Hungary — 0.1%
Hungary Government Bond
6.13%, 05/22/28
(e)
................. 2,400 2,446,407
5.25%, 06/16/29
(e)
................. 2,000 2,011,046

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hungary (continued)
5.38%, 09/26/30
(e)
................. USD 1,800 $ 1,813,163
2.13%, 09/22/31
(e)
................. 2,400 2,058,777
6.25%, 09/22/32
(e)
................. 2,400 2,506,313
5.50%, 06/16/34
(e)
................. 1,400 1,394,514
6.00%, 09/26/35
(e)
................. 1,200 1,221,372
5.50%, 03/26/36
(e)
................. 2,800 2,742,467
7.63%, 03/29/41 .................. 1,960 2,254,597
3.13%, 09/21/51
(e)
................. 2,200 1,329,628
6.75%, 09/25/52
(e)
................. 1,400 1,456,064
6.75%, 09/23/55
(e)
................. 2,000 2,065,143
23,299,491
India — 0.0%
Indian Railway Finance Corp. Ltd.
(e)
3.84%, 12/13/27 .................. 400 394,269
3.25%, 02/13/30 .................. 800 748,976
1,143,245
Indonesia — 0.2%
Perusahaan Penerbit SBSN Indonesia III
(e)
4.40%, 03/01/28 .................. 1,600 1,599,259
5.40%, 11/15/28 .................. 1,400 1,424,590
4.45%, 02/20/29 .................. 1,500 1,494,829
5.10%, 07/02/29 .................. 1,000 1,011,604
5.00%, 05/25/30 .................. 1,200 1,200,526
2.80%, 06/23/30 .................. 1,000 921,673
4.55%, 07/23/30 .................. 1,400 1,377,809
4.50%, 12/01/30 .................. 1,400 1,375,360
2.55%, 06/09/31
(c)
................. 1,230 1,095,304
4.70%, 06/06/32 .................. 1,800 1,753,637
5.60%, 11/15/33 .................. 1,300 1,307,171
5.20%, 07/02/34 .................. 1,200 1,171,225
5.25%, 11/25/34 .................. 800 783,157
5.20%, 07/23/35 .................. 1,400 1,364,340
5.00%, 12/01/35
(c)
................. 1,000 959,664
3.80%, 06/23/50 .................. 1,000 696,507
3.55%, 06/09/51 .................. 800 524,263
5.50%, 07/02/54 .................. 800 731,057
5.65%, 11/25/54 .................. 800 745,805
Republic of Indonesia
4.15%, 09/20/27 .................. 700 700,166
3.50%, 01/11/28 .................. 1,250 1,234,251
4.55%, 01/11/28 .................. 1,200 1,201,621
4.10%, 04/24/28 .................. 1,400 1,391,495
4.75%, 02/11/29 .................. 1,600 1,603,398
4.40%, 03/10/29 .................. 600 594,426
3.40%, 09/18/29 .................. 740 712,703
5.25%, 01/15/30 .................. 1,000 1,005,158
2.85%, 02/14/30 .................. 1,200 1,114,031
3.85%, 10/15/30 .................. 2,000 1,908,210
4.35%, 02/21/31 .................. 1,400 1,360,654
1.85%, 03/12/31 .................. 1,400 1,213,784
4.30%, 04/16/31 .................. 1,000 966,873
5.03%, 05/29/31 .................. 1,200 1,192,449
2.15%, 07/28/31 .................. 1,400 1,213,639
3.55%, 03/31/32 .................. 1,200 1,099,269
4.65%, 09/20/32 .................. 1,500 1,450,032
4.85%, 01/11/33 .................. 1,600 1,549,304
4.70%, 02/10/34 .................. 600 573,474
4.75%, 09/10/34 .................. 1,200 1,134,673
5.60%, 01/15/35 .................. 1,200 1,196,808
8.50%, 10/12/35
(e)
................. 1,725 2,061,314
4.95%, 02/21/36 .................. 1,400 1,320,843
4.90%, 04/16/36 .................. 1,600 1,504,701
5.69%, 05/29/36 .................. 1,600 1,594,128
Security
Par (000)
Par (000) Value
Indonesia (continued)
6.63%, 02/17/37
(e)
................. USD 1,550 $ 1,636,945
7.75%, 01/17/38
(e)
................. 2,250 2,581,906
5.25%, 01/17/42
(e)
................. 2,400 2,203,416
4.63%, 04/15/43
(e)
................. 2,000 1,672,169
6.75%, 01/15/44
(e)
................. 2,400 2,523,498
5.13%, 01/15/45
(e)
................. 2,400 2,114,733
5.95%, 01/08/46
(e)
................. 1,300 1,255,434
5.25%, 01/08/47
(c)(e)
................ 1,800 1,603,055
4.75%, 07/18/47
(e)
................. 1,010 833,874
4.35%, 01/11/48 .................. 2,050 1,576,266
5.35%, 02/11/49
(c)
................. 1,200 1,078,812
3.70%, 10/30/49 .................. 1,200 815,128
3.50%, 02/14/50 .................. 750 493,053
4.20%, 10/15/50 .................. 1,850 1,360,841
3.05%, 03/12/51 .................. 2,200 1,308,744
4.30%, 03/31/52 .................. 1,000 743,176
5.45%, 09/20/52
(c)
................. 575 515,875
5.65%, 01/11/53
(c)
................. 1,000 923,621
5.10%, 02/10/54
(c)
................. 1,200 1,028,739
5.15%, 09/10/54 .................. 800 686,966
5.48%, 02/21/56
(c)
................. 900 826,510
3.20%, 09/23/61 .................. 800 451,950
4.45%, 04/15/70 .................. 1,200 872,498
3.35%, 03/12/71 .................. 1,000 560,952
82,103,345
Iraq — 0.0%
Republic of Iraq, 5.80%, 01/15/28
(e)
........ 528 522,567
Israel — 0.1%
State of Israel Government Bond
6.25%, 11/21/27
(e)
................. 600 609,431
3.25%, 01/17/28 .................. 1,000 976,134
5.38%, 03/12/29 .................. 2,800 2,814,369
2.50%, 01/15/30 .................. 1,200 1,096,610
5.38%, 02/19/30 .................. 3,000 3,015,176
2.75%, 07/03/30 .................. 2,400 2,191,029
4.50%, 01/13/31 .................. 2,600 2,520,895
6.50%, 11/06/31
(e)
................. 1,800 1,899,494
4.50%, 01/17/33 .................. 2,400 2,285,497
5.50%, 09/18/33 .................. 70 73,071
5.50%, 03/12/34 .................. 3,600 3,603,170
5.63%, 02/19/35 .................. 3,000 3,019,613
5.00%, 01/13/36 .................. 2,600 2,491,292
4.50%, 01/30/43 .................. 1,950 1,614,172
4.13%, 01/17/48 .................. 1,400 1,040,710
3.38%, 01/15/50 .................. 2,200 1,399,861
3.88%, 07/03/50 .................. 2,150 1,488,744
5.75%, 03/12/54 .................. 3,600 3,306,895
5.88%, 01/13/56
(c)
................. 2,200 2,050,764
3.80%, 05/13/60
(e)
................. 5,800 3,733,921
4.50%, 04/03/2120
(c)
............... 1,200 841,379
42,072,227
Italy — 0.0%
Buoni Poliennali del Tesoro
2.88%, 10/17/29 .................. 1,761 1,670,345
5.38%, 06/15/33 .................. 1,602 1,634,834
4.00%, 10/17/49 .................. 2,747 2,007,554
3.88%, 05/06/51 .................. 2,245 1,587,970
6,900,703
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
(e)
6.38%, 03/03/28 .................. 400 403,295
7.63%, 01/30/33 .................. 1,400 1,466,701

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ivory Coast (continued)
6.13%, 06/15/33 .................. USD 1,400 $ 1,357,258
8.08%, 04/01/36 .................. 2,000 2,132,748
8.25%, 01/30/37 .................. 1,800 1,941,723
6.75%, 02/25/41 .................. 1,600 1,506,357
8,808,082
Jamaica — 0.0%
Jamaica Government Bond
6.75%, 04/28/28 .................. 1,300 1,330,751
8.00%, 03/15/39
(c)
................. 1,556 1,828,248
7.88%, 07/28/45
(c)
................. 2,000 2,332,694
5,491,693
Jordan — 0.0%
Hashemite Kingdom of Jordan
(e)
7.75%, 01/15/28 .................. 600 615,535
7.50%, 01/13/29 .................. 1,600 1,652,978
5.85%, 07/07/30 .................. 1,400 1,399,442
5.75%, 11/12/32 .................. 800 778,313
7.38%, 10/10/47 .................. 1,200 1,159,624
5,605,892
Kazakhstan — 0.0%
Republic of Kazakhstan
(e)
4.41%, 10/28/30 .................. 1,800 1,759,975
5.00%, 07/01/32 .................. 1,800 1,777,865
4.71%, 04/09/35 .................. 1,600 1,520,578
5.50%, 07/01/37 .................. 1,400 1,391,705
4.88%, 10/14/44 .................. 1,200 1,054,178
6.50%, 07/21/45 .................. 1,800 1,881,694
9,385,995
Kenya — 0.0%
Republic of Kenya
(e)
9.75%, 02/16/31 .................. 1,800 1,912,008
8.00%, 05/22/32 .................. 1,040 1,041,329
7.88%, 10/09/33 .................. 1,000 978,826
6.30%, 01/23/34 .................. 1,200 1,064,628
7.88%, 02/26/34 .................. 1,000 966,319
9.50%, 03/05/36 .................. 1,800 1,856,518
8.80%, 10/09/38 .................. 800 778,100
8.70%, 02/26/39 .................. 1,600 1,538,835
8.25%, 02/28/48 .................. 1,200 1,114,165
11,250,728
Kuwait — 0.0%
Kuwait Government Bond
(d)
5.04%, 07/29/29 .................. 3,400 3,402,004
5.16%, 07/29/31 .................. 1,800 1,797,444
5.51%, 07/29/36 .................. 1,800 1,793,106
State of Kuwait
(e)
4.02%, 10/09/28 .................. 4,000 3,918,351
4.14%, 10/09/30 .................. 3,400 3,269,754
4.65%, 10/09/35 .................. 5,800 5,455,077
19,635,736
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond, 7.75%,
06/03/30
(e)
...................... 800 807,709
Latvia — 0.0%
Latvia Government Bond, 5.13%, 07/30/34
(d)
. 1,365 1,354,785
Lebanon — 0.0%
Lebanese Republic
(b)(e)(k)
6.75%, 11/29/27 .................. 1,232 334,774
6.65%, 11/03/28 .................. 1,060 288,006
6.85%, 05/25/29 .................. 1,095 298,260
Security
Par (000)
Par (000) Value
Lebanon (continued)
6.65%, 02/26/30 .................. USD 1,500 $ 408,254
7.00%, 03/23/32 .................. 1,300 356,160
7.05%, 11/02/35 .................. 615 172,744
7.25%, 03/23/37 .................. 845 235,635
2,093,833
Malaysia — 0.0%
Malaysia Sovereign Sukuk Bhd.
4.61%, 04/30/32
(d)
................. 1,000 1,000,730
4.95%, 07/30/36
(d)
................. 600 597,438
4.24%, 04/22/45
(c)(e)
................ 400 340,369
Malaysia Sukuk Global Bhd., 4.08%, 04/27/46
(e)
750 621,043
Malaysia Wakala Sukuk Bhd.
(e)
2.07%, 04/28/31 .................. 1,000 895,235
3.08%, 04/28/51 .................. 750 503,727
3,958,542
Mexico — 0.3%
United Mexican States
4.50%, 04/22/29 .................. 3,600 3,559,913
5.00%, 05/07/29 .................. 1,200 1,197,813
3.25%, 04/16/30 .................. 2,100 1,956,813
6.00%, 05/13/30 .................. 1,800 1,844,145
4.75%, 03/22/31 .................. 1,600 1,555,100
2.66%, 05/24/31 .................. 3,600 3,171,051
8.30%, 08/15/31 .................. 1,350 1,556,856
4.75%, 04/27/32 .................. 2,835 2,695,852
5.85%, 07/02/32 .................. 4,800 4,810,932
5.38%, 03/22/33 .................. 4,600 4,440,981
7.50%, 04/08/33 .................. 1,230 1,365,312
4.88%, 05/19/33 .................. 2,200 2,061,139
5.63%, 02/09/34 .................. 3,405 3,292,956
3.50%, 02/12/34 .................. 3,600 3,024,140
6.75%, 09/27/34 .................. 2,275 2,356,887
6.35%, 02/09/35 .................. 3,255 3,269,547
5.63%, 09/22/35 .................. 2,800 2,670,439
6.00%, 05/07/36 .................. 4,600 4,485,562
6.88%, 05/13/37 .................. 4,630 4,745,195
6.25%, 08/27/37 .................. 5,690 5,555,122
6.63%, 01/29/38 .................. 3,300 3,293,531
6.13%, 02/09/38 .................. 4,795 4,595,388
6.05%, 01/11/40 .................. 3,500 3,299,798
4.28%, 08/14/41 .................. 3,000 2,279,617
4.75%, 03/08/44 .................. 4,434 3,433,527
5.55%, 01/21/45 .................. 3,255 2,837,877
4.60%, 01/23/46 .................. 2,800 2,073,371
4.35%, 01/15/47 .................. 1,500 1,055,184
4.60%, 02/10/48 .................. 2,050 1,480,803
4.50%, 01/31/50 .................. 2,400 1,690,108
5.00%, 04/27/51 .................. 3,000 2,253,733
4.40%, 02/12/52 .................. 2,600 1,767,521
6.34%, 05/04/53 .................. 3,400 3,031,526
6.40%, 05/07/54 .................. 3,000 2,687,602
7.38%, 05/13/55 .................. 3,005 3,039,600
6.75%, 02/09/56 .................. 4,200 3,918,818
3.77%, 05/24/61 .................. 3,600 2,044,576
3.75%, 04/19/71 .................. 3,600 1,942,032
5.75%, 10/12/2110 ................ 3,050 2,361,355
108,701,722
Mongolia — 0.0%
State of Mongolia
(e)
6.63%, 02/25/30 .................. 600 613,464
4.45%, 07/07/31 .................. 600 556,156

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mongolia (continued)
5.95%, 03/09/32
(c)
................. USD 600 $ 594,901
1,764,521
Montenegro — 0.0%
Republic of Montenegro, 7.25%, 03/12/31
(e)
.. 800 840,021
Morocco — 0.0%
Kingdom of Morocco
(e)
2.38%, 12/15/27 .................. 800 771,270
5.95%, 03/08/28 .................. 1,600 1,616,704
3.00%, 12/15/32 .................. 1,200 1,030,229
6.50%, 09/08/33 .................. 1,400 1,463,402
5.50%, 12/11/42 .................. 600 551,161
4.00%, 12/15/50 .................. 1,800 1,237,857
6,670,623
Mozambique — 0.0%
Republic of Mozambique, 9.00%, 09/15/31
(e)(h)
1,000 903,980
Nigeria — 0.1%
Federal Republic of Nigeria
(e)
6.50%, 11/28/27 .................. 1,400 1,407,577
6.13%, 09/28/28 .................. 1,200 1,200,179
8.38%, 03/24/29 .................. 1,600 1,685,098
7.14%, 02/23/30 .................. 1,800 1,838,336
8.75%, 01/21/31 .................. 1,200 1,291,417
9.63%, 06/09/31 .................. 800 893,951
7.88%, 02/16/32 .................. 1,800 1,887,898
7.38%, 09/28/33 .................. 1,800 1,840,444
10.38%, 12/09/34 ................. 1,800 2,149,813
8.63%, 01/13/36 .................. 1,400 1,524,632
7.70%, 02/23/38 .................. 1,600 1,630,672
9.13%, 01/13/46 .................. 1,200 1,329,069
7.63%, 11/28/47 .................. 1,800 1,751,760
9.25%, 01/21/49 .................. 800 898,136
8.25%, 09/28/51 .................. 1,600 1,624,609
22,953,591
Oman — 0.1%
(e)
Oman Government Bond
6.75%, 10/28/27 .................. 1,400 1,427,545
5.63%, 01/17/28 .................. 2,800 2,815,785
6.00%, 08/01/29 .................. 2,800 2,859,057
6.25%, 01/25/31 .................. 1,800 1,867,926
7.38%, 10/28/32 .................. 1,400 1,552,317
6.50%, 03/08/47 .................. 2,450 2,493,660
6.75%, 01/17/48 .................. 3,200 3,336,170
7.00%, 01/25/51 .................. 1,000 1,081,678
Oman Sovereign Sukuk SAOC
4.88%, 06/15/30 .................. 2,000 1,979,670
4.53%, 04/17/33 .................. 1,200 1,161,580
20,575,388
Pakistan — 0.0%
(e)
Islamic Republic of Pakistan
6.88%, 12/05/27 .................. 1,600 1,608,483
7.38%, 04/08/31 .................. 1,690 1,658,171
8.88%, 04/08/51 .................. 900 887,104
Pakistan Global Sukuk Programme Co. Ltd.
(The), 7.95%, 01/31/29 .............. 1,200 1,219,338
5,373,096
Panama — 0.1%
Republic of Panama
8.88%, 09/30/27 .................. 965 1,008,461
3.88%, 03/17/28 .................. 1,650 1,617,325
9.38%, 04/01/29 .................. 750 827,938
3.16%, 01/23/30 .................. 2,000 1,867,688
Security
Par (000)
Par (000) Value
Panama (continued)
7.50%, 03/01/31 .................. USD 600 $ 651,049
2.25%, 09/29/32 .................. 2,800 2,312,981
3.30%, 01/19/33 .................. 1,200 1,044,988
6.38%, 07/25/33
(d)(e)
................ 730 745,268
5.23%, 02/23/34 .................. 1,800 1,738,456
6.40%, 02/14/35 .................. 3,000 3,102,641
6.70%, 01/26/36 .................. 2,370 2,490,176
6.88%, 01/31/36 .................. 1,200 1,277,832
5.66%, 02/23/38 .................. 1,800 1,745,370
8.00%, 03/01/38 .................. 1,328 1,519,559
4.50%, 05/15/47 .................. 1,200 944,785
4.50%, 04/16/50 .................. 2,600 1,979,325
4.30%, 04/29/53 .................. 2,000 1,454,806
6.85%, 03/28/54
(c)
................. 1,600 1,646,265
4.50%, 04/01/56 .................. 2,500 1,838,768
7.88%, 03/01/57 .................. 800 929,324
3.87%, 07/23/60
(c)
................. 2,800 1,817,776
4.50%, 01/19/63 .................. 1,800 1,302,984
33,863,765
Papua New Guinea — 0.0%
Papua New Guinea Government International
Bond, 8.38%, 10/04/28
(e)
............. 680 709,315
Paraguay — 0.0%
Republic of Paraguay
(e)
4.95%, 04/28/31 .................. 1,208 1,194,875
2.74%, 01/29/33 .................. 600 521,831
3.85%, 06/28/33 .................. 600 548,492
5.85%, 08/21/33
(c)
................. 600 608,704
6.00%, 02/09/36 .................. 600 613,012
6.10%, 08/11/44 .................. 1,230 1,205,973
5.60%, 03/13/48 .................. 600 543,145
5.40%, 03/30/50 .................. 1,400 1,227,851
6.65%, 03/04/55 .................. 1,000 1,022,475
7,486,358
Peru — 0.1%
Republic of Peru
4.13%, 08/25/27 .................. 300 299,667
2.84%, 06/20/30 .................. 587 548,853
2.78%, 01/23/31 .................. 3,470 3,175,941
1.86%, 12/01/32 .................. 1,370 1,121,662
8.75%, 11/21/33 .................. 2,225 2,656,394
3.00%, 01/15/34 .................. 2,770 2,346,576
5.38%, 02/08/35 .................. 1,615 1,596,312
5.50%, 03/30/36 .................. 2,500 2,471,843
6.55%, 03/14/37 .................. 1,500 1,594,881
3.30%, 03/11/41 .................. 1,420 1,068,972
5.63%, 11/18/50 .................. 2,945 2,742,748
3.55%, 03/10/51 .................. 2,110 1,407,773
5.88%, 08/08/54
(c)
................. 2,050 1,936,415
6.20%, 06/30/55 .................. 1,800 1,778,003
2.78%, 12/01/60 .................. 2,300 1,181,486
3.60%, 01/15/72 .................. 1,200 726,676
3.23%, 07/28/2121 ................ 1,150 593,944
27,248,146
Philippines — 0.1%
Republic of Philippines
5.17%, 10/13/27 .................. 400 403,475
3.00%, 02/01/28 .................. 1,900 1,857,186
4.63%, 07/17/28 .................. 800 799,976
3.75%, 01/14/29 .................. 1,600 1,568,870
9.50%, 02/02/30 .................. 2,737 3,132,650
4.38%, 03/05/30 .................. 800 786,445

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Philippines (continued)
2.46%, 05/05/30 .................. USD 1,000 $ 914,408
7.75%, 01/14/31 .................. 2,300 2,553,345
1.65%, 06/10/31 .................. 1,400 1,200,126
4.25%, 07/27/31 .................. 600 581,800
4.63%, 12/24/31 .................. 400 392,183
1.95%, 01/06/32 .................. 1,025 873,662
6.38%, 01/15/32 .................. 1,470 1,557,094
3.56%, 09/29/32 .................. 800 732,279
5.61%, 04/13/33 .................. 800 811,895
5.00%, 07/17/33 .................. 1,200 1,175,632
5.25%, 05/14/34 .................. 1,400 1,375,167
6.38%, 10/23/34 .................. 2,300 2,430,339
5.50%, 02/04/35 .................. 1,400 1,395,599
4.75%, 03/05/35 .................. 1,600 1,514,726
5.00%, 01/27/36 .................. 1,800 1,720,272
5.33%, 06/24/36 .................. 1,800 1,762,382
5.00%, 01/13/37 .................. 1,400 1,326,213
3.95%, 01/20/40 .................. 2,600 2,141,377
3.70%, 03/01/41 .................. 2,325 1,814,894
3.70%, 02/02/42 .................. 2,325 1,779,278
2.95%, 05/05/45 .................. 1,350 865,188
2.65%, 12/10/45 .................. 1,600 963,208
3.20%, 07/06/46 .................. 2,800 1,833,475
4.20%, 03/29/47 .................. 1,200 920,015
5.95%, 10/13/47 .................. 1,000 969,322
5.50%, 01/17/48 .................. 1,400 1,280,783
5.60%, 05/14/49 .................. 1,200 1,108,335
5.18%, 09/05/49 .................. 1,000 871,851
5.90%, 02/04/50 .................. 1,400 1,345,282
5.75%, 01/27/51 .................. 1,200 1,132,162
47,890,894
Poland — 0.1%
Republic of Poland
5.50%, 11/16/27 .................. 1,300 1,313,456
4.63%, 03/18/29 .................. 1,800 1,802,196
4.88%, 02/12/30 .................. 3,300 3,320,500
4.63%, 04/14/31 .................. 1,600 1,587,681
5.75%, 11/16/32 .................. 1,860 1,919,439
4.88%, 10/04/33 .................. 2,950 2,887,078
5.13%, 09/18/34 .................. 3,450 3,404,245
5.38%, 02/12/35 .................. 3,230 3,222,169
5.38%, 04/14/36 .................. 2,950 2,908,361
5.50%, 04/04/53 .................. 3,000 2,695,223
5.50%, 03/18/54 .................. 4,100 3,667,458
6.13%, 04/14/56 .................. 3,000 2,885,800
31,613,606
Qatar — 0.1%
Global Sukuk Ventures, 4.25%, 11/10/35
(e)
... 3,000 2,852,174
State of Qatar
4.50%, 02/27/28
(e)
................. 1,200 1,196,200
4.50%, 04/23/28
(e)
................. 3,250 3,235,078
3.63%, 11/10/28
(e)
................. 1,200 1,170,339
4.00%, 03/14/29
(e)
................. 4,400 4,306,351
4.63%, 05/29/29
(e)
................. 1,200 1,195,492
3.75%, 04/16/30
(e)
................. 3,600 3,462,323
9.75%, 06/15/30
(d)
................. 2,078 2,423,001
4.75%, 05/29/34
(e)
................. 2,200 2,175,588
4.88%, 02/27/35
(e)
................. 2,000 1,980,367
6.40%, 01/20/40
(c)(d)
................ 1,100 1,183,734
5.75%, 01/20/42
(d)
................. 1,200 1,210,766
4.63%, 06/02/46
(e)
................. 2,200 1,869,555
5.10%, 04/23/48
(e)
................. 7,200 6,482,305
4.82%, 03/14/49
(e)
................. 7,200 6,230,800
Security
Par (000)
Par (000) Value
Qatar (continued)
4.40%, 04/16/50
(e)
................. USD 6,000 $ 4,848,141
45,822,214
Republic of Turkiye — 0.2%
Hazine Mustesarligi Varlik Kiralama A/S
8.51%, 01/14/29
(e)
................. 2,800 2,948,673
6.50%, 04/26/30
(e)
................. 3,000 3,003,749
6.75%, 09/01/30
(e)
................. 3,000 3,016,690
6.70%, 07/02/32
(d)
................. 3,200 3,185,769
Istanbul Metropolitan Municipality, 10.50%,
12/06/28
(e)
...................... 800 856,362
Republic of Turkiye (The)
8.60%, 09/24/27 .................. 2,000 2,063,028
9.88%, 01/15/28 .................. 3,600 3,799,209
5.13%, 02/17/28 .................. 2,400 2,367,247
6.13%, 10/24/28 .................. 3,400 3,406,093
9.38%, 03/14/29 .................. 2,600 2,796,483
7.63%, 04/26/29 .................. 3,600 3,723,643
11.88%, 01/15/30 ................. 1,910 2,237,127
5.25%, 03/13/30
(c)
................. 2,400 2,302,639
9.13%, 07/13/30 .................. 3,200 3,467,688
5.95%, 01/15/31 .................. 2,600 2,524,556
6.38%, 05/22/31 .................. 2,600 2,550,968
5.88%, 06/26/31 .................. 2,000 1,925,092
7.13%, 02/12/32 .................. 3,000 3,017,263
7.25%, 05/29/32 .................. 2,400 2,422,825
7.13%, 07/17/32 .................. 2,000 2,010,033
9.38%, 01/19/33 .................. 3,200 3,571,440
6.30%, 03/14/33 .................. 2,400 2,303,166
6.50%, 09/20/33
(c)
................. 1,800 1,739,287
8.00%, 02/14/34 .................. 1,680 1,776,504
7.63%, 05/15/34 .................. 3,600 3,695,379
6.50%, 01/03/35 .................. 4,200 4,012,553
6.95%, 09/16/35 .................. 2,400 2,344,200
6.88%, 03/17/36 .................. 3,274 3,179,754
6.80%, 11/04/36 .................. 2,800 2,692,657
6.88%, 01/14/38 .................. 2,000 1,907,965
7.25%, 03/05/38 .................. 962 966,176
6.75%, 05/30/40
(c)
................. 2,400 2,248,328
6.00%, 01/14/41 .................. 3,500 2,991,405
4.88%, 04/16/43 .................. 3,600 2,611,288
6.63%, 02/17/45
(c)
................. 3,500 3,067,780
5.75%, 05/11/47 .................. 4,200 3,261,857
95,994,876
Romania — 0.1%
Romania Government Bond
(e)
5.25%, 11/25/27 .................. 850 849,209
6.63%, 02/17/28 .................. 1,706 1,736,480
5.88%, 01/30/29 .................. 2,500 2,513,189
5.75%, 09/16/30 .................. 2,650 2,649,887
3.00%, 02/14/31 .................. 1,550 1,377,191
3.63%, 03/27/32 .................. 1,100 977,713
7.13%, 01/17/33 .................. 1,850 1,945,224
6.38%, 01/30/34 .................. 2,150 2,151,434
6.00%, 05/25/34 .................. 1,250 1,222,152
5.75%, 03/24/35 .................. 2,650 2,529,129
6.63%, 05/16/36 .................. 2,200 2,213,264
5.75%, 07/04/36 .................. 2,500 2,355,750
7.50%, 02/10/37 .................. 1,450 1,544,520
6.13%, 01/22/44 .................. 1,260 1,170,812
5.13%, 06/15/48 .................. 1,450 1,149,355
4.00%, 02/14/51 .................. 2,300 1,494,223
7.63%, 01/17/53 .................. 1,490 1,575,702
29,455,234

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Rwanda — 0.0%
Republic of Rwanda, 5.50%, 08/09/31
(e)
..... USD 800 $ 767,055
Saudi Arabia — 0.3%
(e)
Kingdom of Saudi Arabia
5.13%, 01/13/28 .................. 5,200 5,215,115
4.75%, 01/18/28 .................. 3,400 3,393,315
3.63%, 03/04/28 .................. 5,800 5,689,882
4.13%, 01/12/29 .................. 3,800 3,729,631
4.38%, 04/16/29 .................. 4,800 4,724,815
4.75%, 01/16/30 .................. 3,800 3,764,605
4.50%, 04/17/30 .................. 3,500 3,429,379
3.25%, 10/22/30 .................. 1,800 1,675,466
4.38%, 01/12/31 .................. 3,200 3,105,612
5.38%, 01/13/31 .................. 3,600 3,635,398
2.75%, 02/03/32 .................. 1,000 884,095
5.50%, 10/25/32 .................. 3,200 3,245,098
2.25%, 02/02/33 .................. 2,800 2,340,050
4.88%, 07/18/33 .................. 4,200 4,094,597
5.00%, 01/16/34 .................. 5,000 4,910,163
5.63%, 01/13/35 .................. 4,800 4,866,262
4.88%, 01/12/36 .................. 3,400 3,251,130
4.50%, 10/26/46 .................. 7,700 6,077,522
4.63%, 10/04/47 .................. 5,310 4,216,966
5.00%, 04/17/49 .................. 4,150 3,459,646
5.25%, 01/16/50 .................. 4,050 3,503,601
3.25%, 11/17/51 .................. 1,200 733,659
5.00%, 01/18/53 .................. 4,000 3,265,777
5.75%, 01/16/54 .................. 5,400 4,952,986
3.75%, 01/21/55 .................. 3,000 1,960,017
5.88%, 01/12/56 .................. 4,600 4,224,400
4.50%, 04/22/60 .................. 3,600 2,642,139
3.45%, 02/02/61 .................. 2,600 1,534,726
KSA Ijarah Sukuk Ltd.
4.25%, 09/09/30 .................. 2,800 2,718,135
4.88%, 09/09/35 .................. 3,800 3,654,236
KSA Sukuk Ltd.
5.27%, 10/25/28 .................. 3,000 3,025,995
4.30%, 01/19/29 .................. 2,400 2,362,309
4.27%, 05/22/29 .................. 3,600 3,533,617
2.97%, 10/29/29 .................. 2,800 2,627,456
2.25%, 05/17/31 .................. 2,400 2,110,110
4.51%, 05/22/33 .................. 3,200 3,067,634
121,625,544
Senegal — 0.0%
Republic of Senegal
(e)
7.75%, 06/10/31 .................. 1,200 642,513
6.25%, 05/23/33 .................. 1,200 627,846
6.75%, 03/13/48 .................. 1,000 509,408
1,779,767
Serbia — 0.0%
Republic of Serbia
(e)
6.25%, 05/26/28 .................. 600 609,210
2.13%, 12/01/30 .................. 1,700 1,474,280
6.50%, 09/26/33 .................. 1,200 1,242,376
6.00%, 06/12/34 .................. 1,800 1,800,994
5.50%, 05/06/36 .................. 1,400 1,338,031
6,464,891
Slovenia — 0.0%
Slovenia Government Bond, 5.00%, 09/19/33
(c)
(d)
............................ 1,200 1,212,144
South Africa — 0.1%
Republic of South Africa
4.85%, 09/27/27 .................. 800 799,460
Security
Par (000)
Par (000) Value
South Africa (continued)
4.30%, 10/12/28 .................. USD 2,400 $ 2,363,909
4.85%, 09/30/29 .................. 2,400 2,369,129
5.88%, 06/22/30 .................. 1,800 1,826,899
5.88%, 04/20/32 .................. 1,600 1,620,364
7.10%, 11/19/36
(e)
................. 2,200 2,303,902
6.13%, 12/11/37
(e)
................. 2,000 1,917,318
6.25%, 03/08/41 .................. 1,275 1,192,624
5.38%, 07/24/44 .................. 1,200 982,350
5.00%, 10/12/46 .................. 1,200 903,969
5.65%, 09/27/47 .................. 1,600 1,303,755
6.30%, 06/22/48 .................. 1,000 883,278
5.75%, 09/30/49 .................. 3,700 3,004,206
7.30%, 04/20/52 .................. 1,800 1,745,617
7.95%, 11/19/54
(e)
................. 1,800 1,866,952
7.25%, 12/11/55
(e)
................. 2,000 1,910,649
26,994,381
South Korea — 0.0%
Republic of Korea
3.50%, 09/20/28 .................. 400 392,718
3.63%, 02/12/29 .................. 1,200 1,179,318
2.50%, 06/19/29 .................. 1,325 1,258,829
4.50%, 07/03/29 .................. 1,000 1,003,649
1.00%, 09/16/30 .................. 800 695,931
3.63%, 10/29/30 .................. 1,200 1,160,649
3.88%, 02/12/31 .................. 2,200 2,143,822
1.75%, 10/15/31 .................. 800 698,752
4.13%, 06/10/44 .................. 1,150 996,754
3.88%, 09/20/48 .................. 800 647,349
10,177,771
Sri Lanka — 0.0%
Sri Lanka Government Bond
(e)
4.00%, 04/15/28 .................. 1,079 1,036,604
3.10%, 01/15/30
(h)
................. 1,210 1,225,512
3.35%, 03/15/33
(h)
................. 2,525 2,393,280
3.60%, 06/15/35
(h)
................. 1,711 1,402,871
3.60%, 05/15/36
(h)
................. 1,136 1,140,069
3.60%, 02/15/38
(h)
................. 2,345 2,365,915
9,564,251
Supranational — 0.0%
IsDB Trust Services No. 2 SARL
(e)
4.60%, 03/14/28 .................. 1,700 1,703,100
4.91%, 10/03/28 .................. 1,200 1,209,818
4.75%, 05/15/29 .................. 1,700 1,709,943
4.05%, 10/15/29 .................. 200 196,940
4.25%, 06/25/30 .................. 1,500 1,482,050
6,301,851
Suriname — 0.0%
Suriname Government International Bond
(e)
7.70%, 11/06/30 .................. 600 616,162
8.50%, 11/06/35 .................. 1,615 1,739,241
2,355,403
Sweden — 0.0%
Kommuninvest I Sverige AB, 4.00%, 11/29/28
(d)
225 223,284
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago
4.50%, 06/26/30
(e)
................. 600 574,492
5.95%, 01/14/31
(e)
................. 655 654,538
6.40%, 06/26/34
(e)
................. 800 807,772
6.50%, 01/28/36
(e)
................. 1,200 1,211,583
6.20%, 07/16/38
(d)
................. 1,000 982,209
4,230,594

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ukraine — 0.0%
Ukraine Government Bond
(e)(h)
4.50%, 02/01/29 .................. USD 1,407 $ 1,193,359
0.00%, 02/01/30 .................. 743 540,474
4.00%, 02/01/32 .................. 4,005 3,327,815
0.00%, 02/01/34 .................. 2,358 1,331,489
4.50%, 02/01/34 .................. 3,728 2,600,370
0.00%, 02/01/35 .................. 1,939 1,158,249
4.50%, 02/01/35 .................. 3,475 2,387,400
0.00%, 02/01/36 .................. 1,562 933,265
4.50%, 02/01/36 .................. 2,989 2,035,075
15,507,496
United Arab Emirates — 0.2%
(e)
Dubai DOF Sukuk Ltd.
5.00%, 04/30/29 .................. 1,400 1,398,521
2.76%, 09/09/30 .................. 2,100 1,902,622
Sharjah Sukuk Program Ltd.
4.23%, 03/14/28 .................. 1,600 1,567,310
3.23%, 10/23/29 .................. 1,200 1,113,353
3.89%, 04/04/30 .................. 800 756,291
3.20%, 07/13/31 .................. 800 717,941
6.09%, 03/19/34 .................. 1,600 1,639,741
5.43%, 04/17/35 .................. 1,000 980,139
5.19%, 05/25/36 .................. 400 388,673
UAE International Government Bond
2.00%, 10/19/31 .................. 1,000 867,761
4.05%, 07/07/32 .................. 2,200 2,097,035
4.92%, 09/25/33 .................. 1,800 1,789,139
4.86%, 07/02/34 .................. 1,800 1,775,611
2.88%, 10/19/41 .................. 1,000 710,544
4.95%, 07/07/52 .................. 1,600 1,389,168
3.25%, 10/19/61 .................. 2,200 1,335,559
United Arab Emirates Government Bond
3.13%, 10/11/27 .................. 3,800 3,734,911
1.63%, 06/02/28 .................. 2,200 2,081,867
3.63%, 10/02/28 .................. 1,200 1,173,126
4.88%, 04/30/29 .................. 4,000 4,010,208
2.50%, 09/30/29 .................. 3,400 3,162,052
3.13%, 04/16/30 .................. 3,600 3,387,453
1.70%, 03/02/31 .................. 2,000 1,734,979
3.75%, 03/05/31 .................. 1,600 1,525,679
1.88%, 09/15/31 .................. 1,800 1,550,855
5.00%, 04/30/34 .................. 3,600 3,579,999
4.25%, 10/02/35 .................. 2,400 2,249,248
4.25%, 03/05/36 .................. 2,600 2,433,798
4.75%, 09/22/36 .................. 1,200 1,150,202
5.25%, 01/30/43 .................. 1,200 1,105,309
4.13%, 10/11/47 .................. 3,400 2,632,540
3.13%, 09/30/49 .................. 5,000 3,188,387
3.88%, 04/16/50 .................. 4,700 3,416,110
3.90%, 09/09/50 .................. 1,600 1,073,950
3.00%, 09/15/51 .................. 1,200 728,077
5.50%, 04/30/54 .................. 2,000 1,860,583
2.70%, 09/02/70 .................. 1,800 888,905
67,097,646
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38%, 10/27/27 .................. 869 868,353
4.38%, 01/23/31 .................. 2,625 2,617,533
7.88%, 01/15/33 .................. 1,069 1,231,848
5.75%, 10/28/34 .................. 2,500 2,566,761
7.63%, 03/21/36 .................. 1,300 1,500,544
5.44%, 02/14/37 .................. 2,950 2,938,288
4.13%, 11/20/45 .................. 770 638,695
Security
Par (000)
Par (000) Value
Uruguay (continued)
5.10%, 06/18/50 .................. USD 4,775 $ 4,230,716
4.98%, 04/20/55 .................. 3,000 2,568,639
5.25%, 09/10/60 .................. 1,600 1,405,778
20,567,155
Uzbekistan — 0.0%
Republic of Uzbekistan
(e)
7.85%, 10/12/28 .................. 1,400 1,469,160
5.38%, 02/20/29 .................. 400 398,992
3.90%, 10/19/31 .................. 400 367,582
6.90%, 02/28/32 .................. 800 844,397
6.95%, 05/25/32 .................. 1,000 1,059,389
4,139,520
Zambia — 0.0%
Republic of Zambia, 5.75%, 06/30/33
(e)(h)
.... 1,180 1,152,352
Total Foreign Government Obligations — 3.4%
(Cost: $1,522,651,025) ............................ 1,482,314,552
Municipal Bonds
Arizona — 0.0%
Salt River Project Agricultural Improvement
& Power District , Series 2010A, RB ,
4.84% , 01/01/41 .................. 1,000 936,610
California — 0.1%
Bay Area Toll Authority
Series 2009F-2, RB, 6.26%, 04/01/49 .... 2,015 2,038,526
Series 2010S-1, RB, 7.04%, 04/01/50 .... 112 123,015
Series 2010S-3, RB, 6.91%, 10/01/50
(c)
... 775 835,514
Series 2021F3, RB, 3.13%, 04/01/55
(c)
... 565 358,162
California Health Facilities Financing Authority
Series 2022, RB, 4.19%, 06/01/37 ...... 55 50,343
Series 2022, RB, 4.35%, 06/01/41 ...... 480 425,934
California State University
Series 2020E, RB, 2.90%, 11/01/51 ..... 100 67,366
Series 2020B, RB, 2.98%, 11/01/51 ..... 680 435,973
Series 2021B, RB, 2.72%, 11/01/52
(c)
.... 1,055 661,425
Series 2023B, RB, 5.18%, 11/01/53 ..... 110 100,480
City of Los Angeles Department of Airports
Customer Facility Charge , Series 2022A,
RB , 4.24% , 05/15/48 ............... 55 45,764
City of San Francisco , Series 2010G, RB ,
6.95% , 11/01/50 .................. 50 53,909
Foothill-Eastern Transportation Corridor
Agency , Series 2019A, RB , 4.09% , 01/15/49 350 273,836
Golden State Tobacco Securitization Corp.
(SAP)
Series 2021A, RB, 3.12%, 06/01/38 (SAP) . 1,000 818,693
Series 2021A1, RB, 3.71%, 06/01/41 .... 385 291,601
Series 2021A1, RB, 4.21%, 06/01/50 .... 205 138,902
Los Angeles Community College District , Series
2010E, GO , 6.75% , 08/01/49
(c)
......... 535 561,795
Los Angeles Department of Water & Power
Series 2010D, RB, 6.57%, 07/01/45 ..... 600 617,374
Series 2010A, RB, 6.60%, 07/01/50
(c)
.... 855 883,708
Regents of the University of California Medical
Center Pooled
Series 2022Q, RB, 4.13%, 05/15/32 ..... 1,105 1,066,362
Series 2010H, RB, 6.55%, 05/15/48 ..... 725 741,839
Series 2009F, RB, 6.58%, 05/15/49 ..... 1,260 1,292,337
Series 2022Q, RB, 4.56%, 05/15/53
(c)
.... 175 142,351
Series 2020N, RB, 3.26%, 05/15/60 ..... 540 325,062
Series 2020N, RB, 3.71%, 05/15/2120 ... 100 59,719

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
San Diego County Regional Transportation
Commission , Series 2010A, RB ,
5.91% , 04/01/48 .................. USD 1,160 $ 1,127,647
San Diego County Water Authority , Series
2010B, RB , 6.14% , 05/01/49
(c)
......... 245 248,670
San Francisco City & County Public Utilities
Commission Wastewater , Series 2024A, RB ,
4.66% , 10/01/27 .................. 410 411,305
San Joaquin Hills Transportation Corridor
Agency , Series 2021B, RB , 3.49% , 01/15/50
(AGM) ......................... 250 181,910
State of California
Series 2021, GO, 1.70%, 02/01/28 ...... 250 240,806
Series 2018, GO, 3.50%, 04/01/28
(c)
..... 2,815 2,778,139
Series 2019, GO, 3.05%, 04/01/29 ...... 500 482,943
GO, 4.50%, 08/01/29 ............... 350 350,131
Series 2024, GO, 5.13%, 09/01/29 ...... 1,000 1,017,753
Series 2019, GO, 2.50%, 10/01/29 ...... 570 536,989
Series 2009, GO, 7.50%, 04/01/34 ...... 1,900 2,126,177
Series 2024, GO, 5.15%, 09/01/34 ...... 1,000 1,008,074
GO, 5.10%, 09/01/35 ............... 500 496,317
Series 2018, GO, 4.60%, 04/01/38 ...... 125 125,392
Series 2009, GO, 7.55%, 04/01/39 ...... 2,630 3,028,644
Series 2009, GO, 7.30%, 10/01/39 ...... 4,155 4,627,609
Series 2009, GO, 7.35%, 11/01/39 ...... 500 558,754
Series 2010, GO, 7.63%, 03/01/40 ...... 1,200 1,379,229
Series 2010, GO, 7.60%, 11/01/40
(c)
..... 2,350 2,741,816
Series 2023, GO, 5.88%, 10/01/41
(c)
..... 2,000 2,040,862
Series 2023, GO, 5.20%, 03/01/43 ...... 105 99,548
University of California
Series 2020BG, RB, 1.61%, 05/15/30 .... 720 645,417
Series 2021BJ, RB, 3.07%, 05/15/51 .... 1,305 812,498
Series 2012AD, RB, 4.86%, 05/15/2112 .. 110 86,276
Series 2015AQ, RB, 4.77%, 05/15/2115 .. 1,445 1,119,259
40,682,155
Connecticut — 0.0%
State of Connecticut , Series A, GO ,
5.85% , 03/15/32 .................. 1,340 1,395,526
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority ,
Series 2014A, RB , 4.81% , 10/01/2114
(c)
... 100 78,030
Metropolitan Washington Airports Authority
Dulles Toll Road , Series 2009D, RB ,
7.46% , 10/01/46 .................. 470 532,216
610,246
Florida — 0.0%
County of Broward Airport System , Series
2019C, RB , 3.48% , 10/01/43 .......... 1,000 816,713
County of Miami-Dade , Series 2018C, RB ,
4.28% , 10/01/41 .................. 60 53,109
County of Miami-Dade Seaport Department ,
Series 2023, RB , 6.22% , 11/01/55 ...... 170 172,106
County of Miami-Dade Transit System , Series
2020B, RB , 2.60% , 07/01/42 .......... 1,000 752,546
State Board of Administration Finance Corp.
Series 2020A, RB, 2.15%, 07/01/30 ..... 925 838,490
Series 2024A, RB, 5.53%, 07/01/34 ..... 750 765,493
3,398,457
Georgia — 0.0%
Municipal Electric Authority of Georgia
Series 2010A, RB, 6.64%, 04/01/57 ..... 964 999,588
Series 2010A, RB, 6.66%, 04/01/57 ..... 301 312,554
Security
Par (000)
Par (000) Value
Georgia (continued)
Series 2010A, RB, 7.06%, 04/01/57 ..... USD 803 $ 862,429
2,174,571
Hawaii — 0.0%
State of Hawaii , Series 2026GP, GO ,
4.21% , 04/01/31 .................. 465 457,245
Idaho — 0.0%
Idaho Energy Resources Authority , Series 2021,
RB , 2.86% , 09/01/46
(c)
.............. 85 56,687
Illinois — 0.1%
Chicago O'Hare International Airport
Series 2010B, RB, 6.40%, 01/01/40 ..... 500 528,216
Series 2018C, RB, 4.47%, 01/01/49 ..... 80 66,741
Chicago Transit Authority Sales & Transfer Tax
Receipts
Series 2008B, RB, 6.90%, 12/01/40
(c)
.... 715 779,722
Series 2008A, RB, 6.90%, 12/01/40 ..... 1,167 1,272,756
Chicago Transit Authority Sales Tax Receipts
Fund , Series 2010B, RB , 6.20% , 12/01/40 . 386 397,929
City of Chicago , Series 2026A, GO ,
5.88% , 01/01/31 .................. 155 154,655
Illinois State Toll Highway Authority , Series
2009A, RB , 6.18% , 01/01/34 .......... 180 186,776
Metropolitan Water Reclamation District
of Greater Chicago , Series 2009, GO ,
5.72% , 12/01/38 .................. 1,000 998,280
Sales Tax Securitization Corp.
Series 2021B, RB, 3.24%, 01/01/42
(c)
.... 1,000 798,954
Series 2019A, RB, 4.79%, 01/01/48 ..... 595 519,620
State of Illinois
Series 2003, GO, 5.10%, 06/01/33 ...... 6,064 6,055,117
Series 2010-5, GO, 7.35%, 07/01/35 ..... 514 547,014
12,305,780
Indiana — 0.0%
Indiana Finance Authority , Series 2021, RB ,
3.05% , 01/01/51 .................. 100 69,764
Kansas — 0.0%
Kansas Development Finance Authority , Series
2021K, RB , 2.77% , 05/01/51 (BAM)
(c)
.... 420 276,283
Louisiana — 0.0%
Louisiana Local Government Environmental
Facilities & Community Development
Authority
Series 2022A, RB, 4.48%, 08/01/39 ..... 1,405 1,326,029
Series 2023, RB, 5.20%, 12/01/39 ...... 1,215 1,208,940
2,534,969
Maryland — 0.0%
Maryland Economic Development Corp.
Series 2024, RB, 5.43%, 05/31/56 ...... 435 405,801
Series 2024, RB, 5.94%, 05/31/57 ...... 180 176,313
Maryland Health & Higher Educational
Facilities Authority , Series 2020D, RB ,
3.05% , 07/01/40
(c)
................. 200 150,627
732,741
Massachusetts — 0.0%
Commonwealth of Massachusetts
Series 2010A, GO, 4.91%, 05/01/29 ..... 805 805,248
Series 2022A, RB, 3.77%, 07/15/29 ..... 805 792,677
Series 2009E, GO, 5.46%, 12/01/39 ..... 1,145 1,136,033
Series 2019H, GO, 2.90%, 09/01/49
(c)
.... 550 358,462

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Commonwealth of Massachusetts
Transportation Fund , Series 2010A, RB ,
5.73% , 06/01/40 .................. USD 1,000 $ 1,005,737
4,098,157
Michigan — 0.0%
Michigan Finance Authority
Series 2019T, RB, 3.08%, 12/01/34 ..... 350 309,215
Series 2019T, RB, 3.38%, 12/01/40 ..... 55 44,868
Michigan State University
Series 2019A, RB, 4.50%, 08/15/48 ..... 550 483,691
Series 2022A, RB, 4.17%, 08/15/2122 ... 550 376,392
Michigan Strategic Fund , Series 2021A, RB ,
3.23% , 09/01/47 .................. 50 36,659
University of Michigan
Series 2020B, RB, 2.44%, 04/01/40 ..... 238 172,980
Series 2020B, RB, 2.56%, 04/01/50
(c)
.... 2,000 1,174,258
Series 2022A, RB, 3.50%, 04/01/52 ..... 153 106,114
Series 2022B, RB, 3.50%, 04/01/52 ..... 119 82,440
Series 2022A, RB, 4.45%, 04/01/2122 ... 1,596 1,184,320
3,970,937
Minnesota — 0.0%
University of Minnesota , Series 2022, RB ,
4.05% , 04/01/52 .................. 268 204,597
Missouri — 0.0%
Health & Educational Facilities Authority of the
State of Missouri
Series 2020A, RB, 3.23%, 05/15/50 ..... 500 334,494
Series 2017A, RB, 3.65%, 08/15/57 ..... 225 155,848
490,342
Nebraska — 0.0%
University of Nebraska Facilities Corp. (The) ,
Series 2019A, RB , 3.04% , 10/01/49 ..... 50 34,430
Nevada — 0.0%
County of Clark Department of Aviation , Series
2010C, RB , 6.82% , 07/01/45
(c)
......... 750 800,579
New Jersey — 0.0%
New Jersey Economic Development Authority ,
Series A, RB , 7.43% , 02/15/29 (NPFGC) .. 804 830,716
New Jersey Transportation Trust Fund Authority ,
Series 2010B, RB , 6.56% , 12/15/40 ..... 1,210 1,295,172
New Jersey Turnpike Authority
Series 2009F, RB, 7.41%, 01/01/40 ..... 2,555 2,905,887
Series 2010A, RB, 7.10%, 01/01/41 ..... 1,435 1,598,741
Rutgers The State University of New Jersey
Series 2010H, RB, 5.67%, 05/01/40 ..... 500 495,679
Series 2019R, RB, 3.27%, 05/01/43 ..... 200 158,181
Series 2019P, RB, 3.92%, 05/01/2119 .... 100 61,855
7,346,231
New York — 0.1%
City of New York
Series 2011C-1, GO, 5.52%, 10/01/37 .... 450 444,531
Series 2011F-1, GO, 6.27%, 12/01/37 .... 1,000 1,033,690
Series 2025, Sub-Series D-2, GO,
5.26%, 10/01/44 ................ 250 234,990
Series 2025H, GO, 6.29%, 02/01/45 ..... 90 92,408
Series 2026, Sub-Series E-1, GO,
5.56%, 10/01/45 ................ 205 197,230
Series 2026, Sub-Series H-1, GO,
5.65%, 02/01/46 ................ 225 215,849
Security
Par (000)
Par (000) Value
New York (continued)
Series 2026, Sub-Series E-1, GO,
5.37%, 10/01/51 ................ USD 350 $ 320,595
Series 2026, Sub-Series H-1, GO,
5.80%, 02/01/52 ................ 710 685,271
Series 2023B, Sub-Series B-2, GO,
5.26%, 10/01/52 ................ 75 67,539
Series 2024B, Sub-Series B1, GO,
5.83%, 10/01/53 ................ 2,000 1,947,317
Series 2025, Sub-Series D-1, GO,
5.11%, 10/01/54 ................ 100 88,003
Series 2025H, GO, 5.94%, 02/01/55
(c)
.... 40 39,451
Series 2025H, GO, 6.39%, 02/01/55 ..... 1,630 1,658,010
Series 2026, Sub-Series E-2, GO,
5.39%, 10/01/55
(c)
............... 750 679,950
Empire State Development Corp. , Series
2009E, RB , 5.77% , 03/15/39 .......... 115 116,222
Metropolitan Transportation Authority , Series
2010A, RB , 6.67% , 11/15/39 .......... 750 789,140
Metropolitan Transportation Authority
Dedicated Tax Fund , Series 2009C, RB ,
7.34% , 11/15/39 .................. 460 517,896
New York City Municipal Water Finance
Authority
Series 2010GG, RB, 5.72%, 06/15/42 .... 250 239,904
Series 2010DD, RB, 5.95%, 06/15/42 .... 225 221,345
Series 2011AA, RB, 5.44%, 06/15/43 .... 525 495,564
Series 2011CC, RB, 5.88%, 06/15/44 .... 975 944,175
New York State Dormitory Authority
Series 2025B, RB, 5.23%, 07/01/35 ..... 500 498,558
Series 2009F, RB, 5.63%, 03/15/39 ..... 45 45,073
Series 2025B, RB, 5.83%, 07/01/55 ..... 300 299,573
Port Authority of New York & New Jersey
Series 2010-165, RB, 5.65%, 11/01/40 ... 1,290 1,320,906
Series 2014-181, RB, 4.96%, 08/01/46
(c)
.. 100 91,251
Series 229, RB, 3.14%, 02/15/51 ....... 230 159,906
Series 2011-168, RB, 4.93%, 10/01/51
(c)
.. 775 683,212
Series 239, RB, 5.07%, 07/15/53 ....... 500 452,703
Series 201, RB, 4.23%, 10/15/57 ....... 1,000 779,154
Series 225, RB, 3.18%, 07/15/60 ....... 1,100 674,624
Series 2012-174, RB, 4.46%, 10/01/62 ... 4,310 3,465,290
Series 192, RB, 4.81%, 10/15/65
(c)
...... 145 124,103
United Nations Development Corp. , Series
2025A, RB , 6.54% , 08/01/55 .......... 170 175,983
19,799,416
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The) ,
Series 2021A, RB , 3.20% , 01/15/51 ..... 435 277,788
Ohio — 0.0%
American Municipal Power, Inc.
Series 2010A, RB, 7.83%, 02/15/41
(c)
.... 700 814,487
Series 2010A, RB, 8.08%, 02/15/50 ..... 650 782,843
JobsOhio Beverage System
Series 2013B, RB, 4.53%, 01/01/35 ..... 320 311,647
Series 2020A, RB, 2.83%, 01/01/38 ..... 245 201,362
Ohio State University (The) , Series 2011A, RB ,
4.80% , 06/01/2111 ................. 200 158,515
Ohio Turnpike & Infrastructure Commission ,
Series 2020A, RB , 3.22% , 02/15/48 ..... 160 112,232
2,381,086
Oklahoma — 0.0%
Oklahoma Development Finance Authority
Series 2022, RB, 4.62%, 06/01/44 ...... 330 311,194
Series 2022, RB, 4.38%, 11/01/45 ...... 400 370,615

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oklahoma (continued)
Series 2022, RB, 5.09%, 02/01/52 ...... USD 1,375 $ 1,250,768
1,932,577
Oregon — 0.0%
Oregon School Boards Association , Series
2003B, GO , 5.68% , 06/30/28 (NPFGC) ... 46 47,088
Oregon State University , Series 2020, RB ,
3.42% , 03/01/60 (BAM) ............. 200 130,952
Port of Morrow , Series 2020-1, RB ,
2.54% , 09/01/40 .................. 1,000 745,803
923,843
Pennsylvania — 0.0%
Commonwealth Financing Authority
Series 2018A, RB, 3.86%, 06/01/38 ..... 600 541,729
Series 2021A, RB, 2.99%, 06/01/42 ..... 710 524,190
Pennsylvania Economic Development
Financing Authority , Series 2025, RB ,
5.69% , 06/01/54 .................. 590 569,453
Pennsylvania State University (The)
Series 2020D, RB, 2.79%, 09/01/43 ..... 500 369,615
Series 2020D, RB, 2.84%, 09/01/50
(c)
.... 250 161,586
Pennsylvania Turnpike Commission , Series
2010B, RB , 5.51% , 12/01/45
(c)
......... 250 240,460
University of Pittsburgh-of the Commonwealth
System of Higher Education , Series 2019A,
RB , 3.56% , 09/15/2119
(c)
............. 200 117,286
2,524,319
Texas — 0.0%
Board of Regents of the University of Texas
System
Series 2010C, RB, 4.79%, 08/15/46
(c)
.... 155 144,557
Series 2020B, RB, 2.44%, 08/15/49 ..... 845 487,070
City of San Antonio Electric & Gas Systems
Series 2010A, RB, 5.81%, 02/01/41
(c)
.... 2,100 2,106,134
Series 2025A, RB, 5.47%, 02/01/45 ..... 95 91,875
Series 2025A, RB, 5.57%, 02/01/50
(c)
.... 250 238,905
Dallas Area Rapid Transit
Series 2009B, RB, 6.00%, 12/01/44
(c)
.... 510 506,273
Series 2021A, RB, 2.61%, 12/01/48 ..... 1,500 981,333
Series 2010B, RB, 5.02%, 12/01/48
(c)
.... 525 464,446
Dallas County Hospital District , Series 2009C,
GO , 5.62% , 08/15/44 ............... 50 49,105
Dallas Fort Worth International Airport
Series 2020C, RB, 3.09%, 11/01/40 ..... 500 391,258
Series 2019A, RB, 3.14%, 11/01/45
(c)
.... 250 182,262
Series 2021C, RB, 2.84%, 11/01/46
(c)
.... 95 66,132
Series 2020C, RB, 2.92%, 11/01/50
(c)
.... 1,150 766,119
Series 2022A, RB, 4.51%, 11/01/51 ..... 1,265 1,046,016
Grand Parkway Transportation Corp. , Series
2020B, RB , 3.24% , 10/01/52 .......... 855 564,843
North Texas Tollway Authority , Series 2009B,
RB , 6.72% , 01/01/49 ............... 1,248 1,319,930
Permanent University Fund - Texas A&M
University System , Series 2017B, RB ,
3.66% , 07/01/47 .................. 100 79,536
Permanent University Fund - University
of Texas System , Series 2017A, RB ,
3.38% , 07/01/47 .................. 1,120 808,052
State of Texas , Series 2009A, GO ,
5.52% , 04/01/39 .................. 1,889 1,874,371
Texas Department of Transportation
State Highway Fund , Series 2010, RB ,
5.18% , 04/01/30 .................. 1,115 1,125,665
Security
Par (000)
Par (000) Value
Texas (continued)
Texas Natural Gas Securitization Finance Corp.
Series 2023A-1, RB, 5.10%, 04/01/35
(c)
... USD 1,495 $ 1,514,422
Series 2023A-2, RB, 5.17%, 04/01/41 .... 1,335 1,322,075
Texas Private Activity Bond Surface
Transportation Corp. , Series 2019B, RB ,
3.92% , 12/31/49 .................. 400 307,188
Texas Transportation Commission , Series 2020,
GO , 2.47% , 10/01/44 ............... 500 339,657
16,777,224
Virginia — 0.0%
University of Virginia
Series 2020, RB, 2.26%, 09/01/50 ...... 1,120 613,447
Series 2017C, RB, 4.18%, 09/01/2117 ... 50 34,873
Williamsburg Economic Development Authority ,
Series 2025, RB , 4.96% , 11/01/35 ...... 145 141,468
789,788
Washington — 0.0%
Central Puget Sound Regional Transit Authority ,
Series 2009S-2T, RB , 5.49% , 11/01/39 ... 30 29,570
Total Municipal Bonds — 0.3%
(Cost: $148,673,599) .............................. 128,011,918
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.6%
3650R Commercial Mortgage Trust, Series
2022-PF2, Class A5, 5.29%, 11/15/55
(g)
... 500 501,171
BANK
Series 2017-BNK8, Class A3, 3.23%,
11/15/50 ..................... 2,050 2,021,477
Series 2018-BN13, Class A4, 3.95%,
08/15/61 ..................... 1,278 1,255,414
Series 2019-BN19, Class B, 3.65%,
08/15/61 ..................... 3,637 3,149,434
Series 2019-BN21, Class A4, 2.60%,
10/17/52 ..................... 840 783,877
Series 2019-BN21, Class A5, 2.85%,
10/17/52 ..................... 500 467,753
Series 2020-BN25, Class C, 3.35%,
01/15/63
(g)
.................... 200 171,984
Series 2020-BN27, Class A5, 2.14%,
04/15/63 ..................... 690 615,411
Series 2021-BN32, Class A4, 2.35%,
04/15/54 ..................... 1,500 1,350,399
Series 2021-BN35, Class ASB, 2.07%,
06/15/64 ..................... 1,995 1,862,338
Series 2021-BN36, Class C, 3.20%,
09/15/64
(g)
.................... 500 408,432
Series 2022-BNK44, Class AS, 5.74%,
11/15/55
(g)
.................... 5,400 5,428,629
Series 2024-BNK47, Class A5, 5.72%,
06/15/57 ..................... 2,220 2,274,350
Series 2025-BNK49, Class A5, 5.62%,
03/15/58
(g)
.................... 1,000 1,018,669
BANK5
Series 2023-5YR1, Class A2, 5.78%,
04/15/56 ..................... 70 70,243
Series 2023-5YR1, Class A3, 6.26%,
04/15/56
(g)
.................... 2,000 2,031,530
Series 2024-5YR10, Class AS, 5.64%,
10/15/57 ..................... 500 501,617
Series 2024-5YR11, Class A3, 5.89%,
11/15/57 ..................... 5,000 5,107,965

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2025-5YR16, Class A3, 5.28%,
08/15/63 ..................... USD 1,000 $ 1,004,962
Series 2025-5YR17, Class C, 5.89%,
11/15/58
(g)
.................... 1,000 984,972
BANK5 Trust, Series 2024-5YR6, Class A3,
6.23%, 05/15/57 .................. 4,279 4,386,856
Barclays Commercial Mortgage Trust
Series 2019-C3, Class A4, 3.58%, 05/15/52 1,421 1,369,711
Series 2019-C4, Class A5, 2.92%, 08/15/52 1,500 1,411,836
BBCMS Mortgage Trust
Series 2018-C2, Class A4, 4.05%, 12/15/51 2,475 2,437,624
Series 2018-C2, Class A5, 4.31%, 12/15/51 800 788,211
Series 2020-C7, Class A4, 1.79%, 04/15/53 3,000 2,665,135
Series 2020-C7, Class A5, 2.04%, 04/15/53 1,330 1,193,953
Series 2020-C8, Class A3, 1.62%, 10/15/53 338 325,872
Series 2020-C8, Class A5, 2.04%, 10/15/53 2,000 1,770,188
Series 2021-C12, Class A5, 2.69%, 11/15/54 1,000 880,457
Series 2021-C9, Class C, 3.19%, 02/15/54
(g)
250 205,619
Series 2022-C15, Class A5, 3.66%,
04/15/55
(g)
.................... 1,940 1,781,177
Series 2022-C17, Class A5, 4.44%, 09/15/55 500 477,792
Series 2022-C17, Class C, 5.45%,
09/15/55
(g)
.................... 500 451,056
Series 2022-C18, Class A5, 5.71%,
12/15/55
(g)
.................... 1,335 1,354,224
Series 2022-C18, Class AS, 6.17%,
12/15/55
(g)
.................... 500 505,766
Series 2022-C18, Class C, 6.17%,
12/15/55
(g)
.................... 500 478,470
Series 2023-C20, Class A4, 5.31%, 07/15/56 2,000 2,005,795
Series 2023-C22, Class A5, 6.80%,
11/15/56
(g)
.................... 4,475 4,799,395
Series 2024-5C25, Class A3, 5.95%,
03/15/57 ..................... 597 607,849
Series 2024-5C25, Class AS, 6.36%,
03/15/57
(g)
.................... 400 407,986
Series 2024-5C25, Class B, 6.15%,
03/15/57
(g)
.................... 700 710,256
Series 2024-5C25, Class C, 6.64%,
03/15/57
(g)
.................... 420 422,689
Series 2024-5C27, Class A2, 5.55%,
07/15/57 ..................... 1,984 1,999,714
Series 2024-5C29, Class A3, 5.21%,
09/15/57 ..................... 900 901,322
Series 2024-5C29, Class AS, 5.63%,
09/15/57 ..................... 2,200 2,210,032
Series 2024-C24, Class AS, 5.87%,
02/15/57 ..................... 500 505,535
Series 2024-C24, Class B, 5.72%, 02/15/57 580 572,195
Series 2024-C28, Class A3, 5.89%, 09/15/57 1,000 1,020,919
Series 2024-C28, Class A4, 5.12%, 09/15/57 1,000 982,410
Series 2024-C30, Class A5, 5.53%, 11/15/57 800 807,470
Series 2024-C30, Class AS, 5.83%,
11/15/57
(g)
.................... 500 503,617
Series 2025-5C33, Class A4, 5.84%,
03/15/58 ..................... 4,000 4,087,014
Series 2025-5C34, Class B, 6.54%,
05/15/58
(g)
.................... 1,000 1,026,630
Series 2025-5C37, Class A3, 5.02%,
09/15/58 ..................... 1,400 1,393,163
Series 2025-5C38, Class AS, 5.48%,
11/15/58 ..................... 500 500,324
Series 2025-C32, Class A5, 5.72%, 02/15/62 1,500 1,537,935
Series 2025-C35, Class A5, 5.59%,
07/15/58
(g)
.................... 2,000 2,028,188
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2025-C35, Class B, 6.12%,
07/15/58
(g)
.................... USD 500 $ 504,777
Series 2025-C39, Class A5, 5.30%, 12/15/58 1,800 1,787,174
Series 2026-5C40, Class C, 5.81%,
02/15/59
(g)
.................... 500 490,947
Series 2026-5C42, Class AS, 5.90%,
06/15/59 ..................... 3,000 3,053,041
BBCMS Trust, Series 2021-C10, Class ASB,
2.27%, 07/15/54 .................. 1,799 1,690,602
Benchmark Mortgage Trust
Series 2018-B5, Class A3, 3.94%, 07/15/51 2,400 2,350,958
Series 2019-B10, Class A4, 3.72%, 03/15/62 5,000 4,829,387
Series 2019-B11, Class A4, 3.28%, 05/15/52 2,509 2,416,282
Series 2019-B9, Class A5, 4.02%, 03/15/52 2,500 2,432,342
Series 2020-B18, Class A5, 1.93%, 07/15/53 2,608 2,303,600
Series 2020-B21, Class A4, 1.70%, 12/17/53 2,400 2,139,783
Series 2020-B21, Class A5, 1.98%, 12/17/53 1,450 1,272,731
Series 2020-B22, Class A5, 1.97%, 01/15/54 5,000 4,377,658
Series 2021-B23, Class A5, 2.07%, 02/15/54 5,000 4,313,449
Series 2021-B29, Class A4, 2.14%, 09/15/54 1,000 882,094
Series 2021-B29, Class A5, 2.39%, 09/15/54 6,660 5,815,172
Series 2021-B30, Class B, 2.52%,
11/15/54
(g)
.................... 250 202,747
Series 2022-B36, Class A4, 4.20%, 07/15/55 4,000 3,825,648
Series 2023-B38, Class A2, 5.63%, 04/15/56 6,000 6,049,832
Series 2023-B38, Class A4, 5.52%, 04/15/56 1,217 1,231,422
Series 2023-V2, Class A2, 5.36%, 05/15/55 499 500,509
Series 2024-V11, Class A3, 5.91%,
11/15/57
(g)
.................... 1,810 1,850,632
Series 2024-V12, Class AS, 6.03%,
12/15/57
(g)
.................... 500 507,381
Series 2024-V5, Class B, 6.06%, 01/10/57
(g)
1,000 998,850
Series 2024-V6, Class A3, 5.93%, 03/15/57 2,800 2,851,121
Series 2024-V6, Class AS, 6.38%, 03/15/57 1,850 1,890,974
Series 2024-V6, Class B, 6.79%, 03/15/57 . 500 514,176
Series 2024-V8, Class C, 6.95%, 07/15/57
(g)
1,000 1,021,906
Series 2024-V9, Class AS, 6.06%,
08/15/57
(g)
.................... 1,000 1,016,813
Series 2025-V13, Class A2, 5.33%, 02/15/58 3,000 3,009,489
Series 2025-V14, Class A3, 5.18%, 04/15/57 500 499,815
Series 2025-V14, Class A4, 5.66%, 04/15/57 500 508,918
Series 2025-V16, Class A3, 5.44%,
08/15/58
(g)
.................... 250 252,234
Series 2026-B43, Class A4, 5.21%, 04/15/63 2,000 1,962,503
Series 2026-V21, Class A3, 5.13%, 03/15/59 1,600 1,596,680
BMARK
(g)
Series 2023-V4, Class A3, 6.84%, 11/15/56 4,500 4,637,355
Series 2023-V4, Class B, 7.46%, 11/15/56 . 1,000 1,042,653
BMO Mortgage Trust
Series 2022-C2, Class A4, 4.69%,
07/15/54
(g)
.................... 1,000 984,960
Series 2023-5C2, Class B, 7.24%,
11/15/56
(g)
.................... 1,000 1,036,321
Series 2024-5C3, Class AS, 6.29%,
02/15/57
(g)
.................... 604 616,545
Series 2024-5C6, Class A3, 5.32%, 09/15/57 520 522,504
Series 2024-5C6, Class AS, 5.75%,
09/15/57
(g)
.................... 1,000 1,001,837
Series 2024-5C6, Class B, 6.09%,
09/15/57
(g)
.................... 375 378,819
Series 2024-5C6, Class C, 5.88%,
09/15/57
(g)
.................... 250 246,331
Series 2024-5C7, Class AS, 5.89%,
11/15/57
(g)
.................... 700 703,904

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-5C7, Class B, 6.20%,
11/15/57
(g)
.................... USD 500 $ 507,304
Series 2024-C8, Class C, 6.23%, 03/15/57
(g)
500 479,126
Series 2025-5C11, Class C, 6.01%, 07/15/58 250 249,001
Series 2025-C11, Class A5, 5.69%, 02/15/58 500 508,668
Series 2025-C11, Class AS, 5.98%, 02/15/58 1,000 1,013,263
Series 2025-C12, Class A5, 5.87%,
06/15/58
(g)
.................... 500 514,945
Series 2026-5C14, Class A3, 5.21%,
03/15/59 ..................... 4,000 4,005,864
Series 2026-5C15, Class B, 6.23%,
06/15/59
(g)
.................... 2,000 2,036,786
Series 2026-C14, Class C, 5.93%,
02/15/59
(g)
.................... 250 242,783
Cantor Commercial Real Estate Lending, Series
2019-CF2, Class A5, 2.87%, 11/15/52 .... 750 703,867
CD Mortgage Trust
Series 2017-CD6, Class A4, 3.19%,
11/13/50 ..................... 227 223,932
Series 2017-CD6, Class B, 3.91%,
11/13/50
(g)
.................... 500 482,138
Series 2018-CD7, Class B, 4.66%,
08/15/51
(g)
.................... 400 380,296
CGMS Commercial Mortgage Trust, Series
2017-B1, Class C, 4.10%, 08/15/50
(g)
.... 500 489,548
Citigroup Commercial Mortgage Trust
Series 2018-B2, Class A3, 3.74%, 03/10/51 925 912,096
Series 2018-C5, Class A3, 3.96%, 06/10/51 1,286 1,270,898
Series 2019-C7, Class A4, 3.10%, 12/15/72 6,000 5,633,824
Series 2019-C7, Class AS, 3.42%, 12/15/72 500 470,108
Series 2019-C7, Class C, 3.92%, 12/15/72
(g)
1,000 917,019
Series 2019-GC41, Class A5, 2.87%,
08/10/56 ..................... 1,000 938,093
CSAIL Commercial Mortgage Trust
Series 2016-C7, Class AS, 3.96%,
11/15/49
(g)
.................... 500 497,852
Series 2018-CX11, Class A5, 4.03%,
04/15/51
(g)
.................... 1,750 1,729,598
Series 2018-CX11, Class B, 4.45%,
04/15/51
(g)
.................... 1,000 961,213
Series 2019-C15, Class A4, 4.05%, 03/15/52 1,000 977,481
Series 2019-C18, Class A4, 2.97%, 12/15/52 2,000 1,874,323
DBJPM Mortgage Trust, Series 2017-C6, Class
AM, 3.56%, 06/10/50
(g)
.............. 2,000 1,955,154
FIVE Mortgage Trust, Series 2023-V1, Class
A3, 5.67%, 02/10/56
(g)
.............. 300 302,839
GS Mortgage Securities Trust
Series 2018-GS10, Class A5, 4.16%,
07/10/51
(g)
.................... 1,350 1,329,834
Series 2018-GS10, Class AS, 4.38%,
07/10/51
(g)
.................... 1,000 979,066
Series 2020-GC47, Class A4, 2.12%,
05/12/53 ..................... 1,000 926,020
Series 2020-GC47, Class A5, 2.38%,
05/12/53 ..................... 3,000 2,732,720
JPMCC Commercial Mortgage Securities
Trust, Series 2019-COR5, Class A3, 3.12%,
06/13/52 ....................... 898 861,317
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2025-5C1, Class A3, 5.64%, 03/15/58 1,000 1,016,069
Series 2025-5C2, Class A3, 5.11%, 11/15/58 150 149,826
Morgan Stanley Capital I Trust
Series 2018-H3, Class A5, 4.18%, 07/15/51 1,000 986,258
Series 2018-H3, Class C, 4.88%, 07/15/51
(g)
400 385,404
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2018-L1, Class A3, 4.14%, 10/15/51 USD 748 $ 736,330
Series 2019-H6, Class A4, 3.42%, 06/15/52 880 842,115
Series 2019-L3, Class AS, 3.49%, 11/15/52 420 396,213
Series 2019-L3, Class B, 3.65%, 11/15/52
(g)
500 449,242
Series 2019-L3, Class C, 3.65%, 11/15/52
(g)
250 215,108
Series 2020-HR8, Class B, 2.70%, 07/15/53 63 52,445
Series 2020-L4, Class A2, 2.45%, 02/15/53 1,950 1,796,043
Series 2021-L6, Class C, 3.44%, 06/15/54
(g)
250 206,135
Series 2021-L7, Class A4, 2.32%, 10/15/54 500 439,877
Series 2021-L7, Class A5, 2.57%, 10/15/54 2,500 2,201,026
UBS Commercial Mortgage Trust
Series 2018-C14, Class B, 5.10%,
12/15/51
(g)
.................... 250 242,024
Series 2018-C15, Class AS, 4.67%,
12/15/51
(g)
.................... 250 242,364
Series 2018-C8, Class A4, 3.98%, 02/15/51 875 862,728
Wells Fargo Commercial Mortgage Trust
Series 2017-C42, Class A4, 3.59%, 12/15/50 1,200 1,179,977
Series 2018-C43, Class AS, 4.15%,
03/15/51
(g)
.................... 1,000 981,038
Series 2018-C47, Class A4, 4.44%, 09/15/61 1,000 988,461
Series 2018-C47, Class AS, 4.67%,
09/15/61
(g)
.................... 2,000 1,958,068
Series 2018-C48, Class A5, 4.30%, 01/15/52 5,000 4,925,418
Series 2019-C54, Class A4, 3.15%, 12/15/52 1,400 1,316,014
Series 2020-C56, Class A5, 2.45%, 06/15/53 520 476,187
Series 2020-C57, Class A3, 1.86%, 08/15/53 1,400 1,259,155
Series 2020-C58, Class A3, 1.81%, 07/15/53 1,868 1,683,242
Series 2020-C58, Class A4, 2.09%, 07/15/53 2,120 1,874,782
Series 2021-C59, Class A5, 2.63%, 04/15/54 3,470 3,094,938
Series 2021-C60, Class A4, 2.34%, 08/15/54 920 808,808
Series 2021-C61, Class A4, 2.66%, 11/15/54 4,231 3,735,356
Series 2021-C61, Class C, 3.31%, 11/15/54 500 408,211
Series 2025-5C3, Class C, 6.23%,
01/15/58
(g)
.................... 500 499,860
Series 2025-5C5, Class A3, 5.59%, 07/15/58 200 202,983
Series 2025-5C6, Class B, 5.98%,
10/15/58
(g)
.................... 250 251,201
Series 2025-C65, Class AS, 5.67%,
10/15/58
(g)
.................... 250 248,438
238,866,208
Total Non-Agency Mortgage-Backed Securities — 0.6%
(Cost: $243,511,168) .............................. 238,866,208
Preferred Securities
Capital Trusts — 0.2%
Automobile Components — 0.0%
Aptiv Swiss Holdings Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.39%), 6.88%, 12/15/54
(g)
........... 500 507,179
Banks — 0.0%
Goldman Sachs Capital I, 6.35%, 02/15/34 .. 1,249 1,280,021
Broadline Retail — 0.0%
Rakuten Group, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.25%), 8.13%
(d)(g)
................. 590 602,894

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals — 0.0%
(g)
FMC Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.37%),
8.45%, 11/01/55 .................. USD 850 $ 638,366
GC Treasury Center Co. Ltd.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.82%),
6.50%
(e)
...................... 600 589,951
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.16%),
7.13%
(e)
...................... 600 589,875
1,818,192
Diversified Telecommunication Services — 0.0%
(g)
Bell Telephone Co. of Canada or Bell Canada
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.39%),
6.88%, 09/15/55 ................ 1,115 1,122,921
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.36%),
7.00%, 09/15/55 ................ 1,583 1,594,768
British Telecommunications Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.49%), 4.88%, 11/23/81
(d)
.... 547 523,137
TELUS Corp.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.77%),
6.63%, 10/15/55 ................ 738 735,900
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.71%),
7.00%, 10/15/55 ................ 1,045 1,052,802
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.69%),
6.38%, 06/09/56 ................ 995 981,986
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.52%),
6.63%, 06/09/56 ................ 845 825,700
Verizon Communications, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.04%),
6.20%, 05/14/56 ................ 1,680 1,643,559
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.81%),
6.05%, 05/14/58 ................ 1,360 1,338,071
9,818,844
Electric Utilities — 0.1%
(g)
Alliant Energy Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.08%), 5.75%, 04/01/56 ............. 425 416,841
American Electric Power Co., Inc.
Series C, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.13%),
5.80%, 03/15/56 ................ 605 593,989
Series D, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.94%),
6.05%, 03/15/56 ................ 640 627,374
Duke Energy Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45%, 09/01/54 ............. 1,010 1,034,287
Edison International
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.86%),
8.13%, 06/15/53 ................ 505 517,429
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.66%),
7.88%, 06/15/54 ................ 457 471,893
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Entergy Corp.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.67%),
7.13%, 12/01/54 ................ USD 1,120 $ 1,148,391
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.18%),
5.88%, 06/15/56 ................ 525 519,130
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.01%),
6.10%, 06/15/56 ................ 490 481,588
EUSHI Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.51%), 6.25%, 04/01/56 ............. 875 862,788
Evergy, Inc., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.56%),
6.65%, 06/01/55 .................. 260 263,811
Eversource Energy
Series A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.52%),
6.10%, 08/15/56 ................ 175 173,794
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.33%),
6.35%, 08/15/56 ................ 415 412,675
Exelon Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.98%),
6.50%, 03/15/55 .................. 180 182,739
Nevada Power Co., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.94%), 6.25%, 05/15/55 ............. 225 224,379
NextEra Energy Capital Holdings, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.46%),
6.75%, 06/15/54 ................ 1,475 1,513,594
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.36%),
6.70%, 09/01/54 ................ 930 943,320
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.05%),
6.38%, 08/15/55 ................ 1,535 1,540,134
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.98%),
6.50%, 08/15/55 ................ 700 703,419
Series AA, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.84%),
6.00%, 10/01/56 ................ 1,455 1,429,727
Series BB, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.77%),
6.20%, 10/01/56 ................ 1,445 1,413,102
Series CC, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.69%),
6.63%, 10/01/66 ................ 1,015 988,328
PacifiCorp
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.32%),
7.38%, 09/15/55 ................ 965 960,896
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.29%),
7.13%, 08/15/56 ................ 1,250 1,232,374
PG&E Corp.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.88%),
7.38%, 03/15/55 ................ 1,775 1,800,027
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.23%),
6.85%, 09/15/56 ................ 1,250 1,233,849

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Sierra Pacific Power Co.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.55%),
6.20%, 12/15/55 ................ USD 330 $ 323,984
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.64%),
6.38%, 09/15/56 ................ 520 517,524
Southern Co. (The)
Series 2025, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.07%), 6.38%, 03/15/55 .......... 1,055 1,067,604
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.99%),
6.00%, 04/01/58 ................ 620 614,840
Xcel Energy, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.17%), 5.75%, 12/03/56 ............. 525 514,517
24,728,347
Financial Services — 0.0%
(g)
Apollo Global Management, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00%, 12/15/54 ..... 480 459,895
Corebridge Financial, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38%, 09/15/54 ............. 895 878,081
Equitable Holdings, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.39%), 6.70%, 03/28/55
(c)
........... 625 633,222
HA Sustainable Infrastructure Capital, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.30%),
8.00%, 06/01/56 ................ 521 545,874
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.48%),
7.13%, 11/15/56 ................ 700 705,450
3,222,522
Gas Utilities — 0.0%
(g)
AltaGas Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20%, 10/15/54
(d)
................. 1,270 1,314,320
Promigas SA ESP, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.63%), 7.75%, 06/24/56
(d)
........... 1,000 1,020,214
Spire, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.56%),
6.25%, 06/01/56 ................ 100 99,057
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.33%),
6.45%, 06/01/56 ................ 235 233,947
2,667,538
Health Care Equipment & Supplies — 0.0%
DENTSPLY SIRONA, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
4.38%), 8.38%, 09/12/55
(g)
........... 650 647,182
Health Care Providers & Services — 0.0%
(g)
CVS Health Corp.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.52%),
6.75%, 12/10/54 ................ 765 786,644
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.89%),
7.00%, 03/10/55 ................ 3,035 3,121,129
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Humana, Inc., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.89%),
6.63%, 09/15/56 .................. USD 1,208 $ 1,188,742
5,096,515
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)
(g)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.20%),
7.60%, 01/15/55 ................ 1,010 1,026,480
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.89%),
6.95%, 07/15/55 ................ 615 602,994
1,629,474
Insurance — 0.0%
American National Group, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.18%), 7.00%, 12/01/55
(g)
.... 555 533,851
Athene Holding Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.58%), 6.88%, 06/28/55
(c)(g)
.......... 510 480,031
FWD Group Holdings Ltd., 5.84%, 09/22/35
(c)(d)
600 590,058
Global Atlantic Fin Co., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.61%), 7.95%, 10/15/54
(d)(g)
.......... 655 653,876
MetLife, Inc., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.82%),
5.85%, 03/15/56
(g)
................. 680 662,073
Peak RE Bvi Holding Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.00%), 5.63%
(e)(g)
................. 400 395,240
Prudential Financial, Inc.
(g)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.40%),
6.50%, 03/15/54 ................ 1,020 1,041,662
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.78%),
6.25%, 06/15/56 ................ 15 14,872
QIC Cayman Ltd., (6-Year USD Constant
Maturity + 2.20%), 6.15%
(e)(g)
.......... 600 586,047
Shin Kong Life Singapore Pte. Ltd.,
6.95%, 06/26/35
(e)
................. 400 411,311
5,369,021
Multi-Utilities — 0.1%
(g)
CenterPoint Energy, Inc.
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.95%),
6.85%, 02/15/55 ................ 810 840,166
Series A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.25%),
7.00%, 02/15/55 ................ 715 737,548
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.59%),
6.70%, 05/15/55 ................ 195 198,303
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.22%),
5.95%, 04/01/56 ................ 460 455,520
CMS Energy Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.96%), 6.50%, 06/01/55 ............. 485 490,105
Dominion Energy, Inc.
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00%, 06/01/54 ................ 1,065 1,109,293

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Series A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.39%),
6.88%, 02/01/55 ................ USD 175 $ 178,795
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.21%),
6.63%, 05/15/55 ................ 725 730,951
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.26%),
6.00%, 02/15/56 ................ 815 807,067
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.01%),
6.20%, 02/15/56 ................ 1,000 985,841
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.87%),
6.15%, 12/15/56 ................ 430 425,596
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.70%),
6.25%, 12/15/56 ................ 100 98,795
NiSource, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.45%),
6.95%, 11/30/54 ................ 215 221,020
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.53%),
6.38%, 03/31/55 ................ 245 248,707
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.04%),
5.75%, 07/15/56 ................ 795 783,194
Puget Energy, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.85%), 7.25%, 09/15/56 ............. 500 500,820
Sempra
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.63%),
6.40%, 10/01/54 ................ 1,310 1,301,114
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.79%),
6.88%, 10/01/54 ................ 1,365 1,385,393
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.14%),
6.55%, 04/01/55 ................ 485 484,324
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.35%),
6.63%, 04/01/55 ................ 205 205,599
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.63%),
6.38%, 04/01/56 ................ 310 310,693
WEC Energy Group, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.91%), 5.63%, 05/15/56 ............. 600 590,546
13,089,390
Oil, Gas & Consumable Fuels — 0.0%
(g)
Enbridge, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.97%),
7.20%, 06/27/54 ................ 855 899,685
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.12%),
7.38%, 03/15/55 ................ 665 693,277
Energy Transfer LP
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.02%),
8.00%, 05/15/54 ................ 935 980,612
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.83%),
7.13%, 10/01/54 ................ USD 435 $ 443,965
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.68%),
6.50%, 02/15/56 ................ 1,560 1,556,607
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.48%),
6.75%, 02/15/56 ................ 1,110 1,112,131
Phillips 66 Co.
Series A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.28%),
5.88%, 03/15/56 ................ 765 755,135
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.17%),
6.20%, 03/15/56 ................ 1,095 1,089,872
Thaioil Treasury Center Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.38%), 6.10%
(e)
........... 800 782,403
TransCanada PipeLines Ltd.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.25%),
6.13%, 10/17/56
(c)
............... 55 54,960
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.61%),
7.00%, 06/01/65 ................ 130 133,338
8,501,985
Wireless Telecommunication Services — 0.0%
Vodafone Group plc
(g)
(5-Year USD Swap Semi + 4.87%),
7.00%, 04/04/79 ................ 2,323 2,382,992
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.77%),
4.13%, 06/04/81 ................ 1,165 1,066,922
3,449,914
Total Capital Trusts — 0.2%
(Cost: $82,992,277) ............................... 82,429,018
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.1%
Federal Home Loan Bank Bonds
2.50%, 12/10/27 .................. 250 244,213
3.00%, 03/10/28 .................. 60 58,789
3.25%, 06/09/28 - 11/16/28 ........... 1,375 1,344,987
5.50%, 07/15/36 .................. 3,285 3,463,472
Federal Home Loan Mortgage Corp.
0.00%, 12/14/29
(j)
................. 200 172,323
6.25%, 07/15/32 .................. 2,355 2,567,939
6.75%, 03/15/31 .................. 1,060 1,161,237
Federal National Mortgage Association
0.88%, 08/05/30 .................. 13,630 11,871,342
6.25%, 05/15/29 .................. 650 681,933
6.63%, 11/15/30 .................. 1,170 1,269,219
7.25%, 05/15/30 .................. 585 642,155
Tennessee Valley Authority
1.50%, 09/15/31 .................. 400 344,678
3.50%, 12/15/42 .................. 390 312,310
4.88%, 05/15/35 .................. 1,000 1,002,601
5.25%, 09/15/39 - 02/01/55 ........... 1,240 1,230,499
5.88%, 04/01/36 .................. 580 625,769
7.13%, 05/01/30 .................. 145 158,154
27,151,620

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 0.7%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Series K-165, Class A2, 4.49%, 09/25/34 .. USD 500 $ 485,855
Series K-169, Class A1, 4.66%, 02/25/34 .. 1,973 1,952,879
Series K073, Class A2, 3.35%, 01/25/28 .. 1,000 984,828
Series K078, Class A2, 3.85%, 06/25/28 .. 3,600 3,556,117
Series K088, Class A2, 3.69%, 01/25/29 .. 5,000 4,893,657
Series K089, Class A2, 3.56%, 01/25/29 .. 2,000 1,951,099
Series K094, Class A2, 2.90%, 06/25/29 .. 1,500 1,432,257
Series K098, Class A2, 2.43%, 08/25/29 .. 1,000 939,588
Series K100, Class A2, 2.67%, 09/25/29 .. 8,000 7,550,173
Series K101, Class A2, 2.52%, 10/25/29 .. 2,000 1,876,963
Series K106, Class A2, 2.07%, 01/25/30 .. 3,170 2,913,029
Series K108, Class A2, 1.52%, 03/25/30 .. 3,000 2,702,569
Series K110, Class A2, 1.48%, 04/25/30 .. 660 592,106
Series K112, Class A2, 1.31%, 05/25/30 .. 8,000 7,090,754
Series K114, Class A2, 1.37%, 06/25/30 .. 1,000 884,896
Series K116, Class A2, 1.38%, 07/25/30 .. 7,091 6,269,870
Series K117, Class A2, 1.41%, 08/25/30 .. 3,000 2,648,169
Series K118, Class A2, 1.49%, 09/25/30 .. 4,000 3,535,226
Series K125, Class A2, 1.85%, 01/25/31 .. 5,000 4,440,132
Series K130, Class A2, 1.72%, 06/25/31 .. 3,500 3,062,094
Series K141, Class A1, 2.55%, 05/25/31 .. 2,139 2,023,887
Series K141, Class A2, 2.25%, 02/25/32 .. 3,000 2,643,754
Series K-1512, Class A2, 2.99%, 05/25/31 . 910 845,972
Series K-1512, Class A3, 3.06%, 04/25/34 . 720 635,607
Series K1522, Class A2, 2.36%, 10/25/36 . 3,000 2,364,935
Series K154, Class A2, 3.42%, 04/25/32 .. 1,000 965,438
Series K514, Class A2, 4.57%, 12/25/28 .. 1,550 1,546,044
Series K515, Class A2, 5.40%, 01/25/29 .. 2,000 2,029,652
Series K528, Class A2, 4.51%, 07/25/29 .. 2,000 1,990,728
Series K739, Class A2, 1.34%, 09/25/27 .. 5,619 5,470,190
Series K740, Class A2, 1.47%, 09/25/27 .. 575 557,240
Series K746, Class A2, 2.03%, 09/25/28 .. 1,000 949,404
Series K750, Class A2, 3.00%, 09/25/29 .. 2,000 1,916,907
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
(g)
Series K-150, Class A2, 3.71%, 09/25/32 .. 10,000 9,422,006
Series K-153, Class A2, 3.82%, 12/25/32 .. 7,500 7,095,643
Series K-154, Class A2, 4.35%, 01/25/33 .. 20,000 19,463,104
Series K-160, Class A2, 4.50%, 08/25/33 .. 3,438 3,360,274
Series K-162, Class A2, 5.15%, 12/25/33 .. 1,250 1,268,690
Series K-166, Class A2, 4.58%, 10/25/34 .. 7,500 7,322,311
Series K-170, Class A2, 5.00%, 02/25/35 .. 400 401,340
Series K-171, Class A2, 4.40%, 06/25/35 .. 2,000 1,920,427
Series K-172, Class A2, 4.58%, 08/25/35 .. 2,000 1,944,713
Series K-173, Class A2, 4.60%, 09/25/35 .. 3,000 2,919,541
Series K-174, Class A2, 4.53%, 10/25/35 .. 1,000 967,896
Series K-176, Class A2, 4.39%, 12/25/35 .. 7,000 6,695,353
Series K-179, Class A2, 4.32%, 03/25/36 .. 2,800 2,659,223
Series K069, Class A2, 3.19%, 09/25/27 .. 5,753 5,673,491
Series K070, Class A2, 3.30%, 11/25/27 .. 1,652 1,629,693
Series K075, Class A2, 3.65%, 02/25/28 .. 3,034 2,994,895
Series K077, Class A2, 3.85%, 05/25/28 .. 2,400 2,371,943
Series K086, Class A2, 3.86%, 11/25/28 .. 1,000 983,402
Series K517, Class A2, 5.36%, 01/25/29 .. 6,200 6,289,841
Series K539, Class A2, 4.41%, 01/25/30 .. 2,500 2,477,800
Series K541, Class A2, 4.35%, 02/25/30 .. 900 890,186
Series K543, Class A2, 4.33%, 06/25/30 .. 8,750 8,635,395
Series K553, Class A2, 4.07%, 12/25/30 .. 5,000 4,874,782
Series K554, Class A2, 4.22%, 12/25/30 .. 10,000 9,805,090
Series K749, Class A2, 2.12%, 03/25/29 .. 15,000 14,166,238
Series K754, Class AM, 4.94%, 11/25/30 .. 500 503,379
Series K764, Class A2, 4.12%, 12/25/32 .. 5,000 4,807,260
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates,
Variable Rate, Series K-181, Class A2,
4.60%, 07/25/63
(g)
................. USD 1,000 $ 969,420
Federal National Mortgage Association ACES
Series 2019-M5, Class A2, 3.27%, 02/25/29 4,360 4,234,965
Series 2019-M9, Class A2, 2.94%, 06/25/29 2,437 2,346,889
Series 2019-M22, Class A2,
2.52%, 08/25/29 ................ 2,370 2,237,853
Series 2020-M20, Class A2,
1.44%, 10/25/29 ................ 5,000 4,541,147
Series 2020-M46, Class A2,
1.32%, 05/25/30 ................ 966 869,351
Federal National Mortgage Association ACES
Variable Rate Notes
(g)
Series 2017-M12, Class A2,
3.07%, 06/25/27 ................ 713 705,303
Series 2018-M1, Class A2, 2.98%, 12/25/27 583 573,269
Series 2018-M3, Class A2, 3.07%, 02/25/30 5,589 5,335,986
Series 2018-M8, Class A2, 3.30%, 06/25/28 8,858 8,693,916
Series 2018-M10, Class A2,
3.35%, 07/25/28 ................ 2,437 2,391,852
Series 2018-M12, Class A2,
3.65%, 08/25/30 ................ 2,642 2,550,433
Series 2019-M2, Class A2, 3.63%, 11/25/28 1,479 1,451,068
Series 2021-M13, Class A2,
1.60%, 04/25/31 ................ 9,050 7,886,062
Series 2021-M17, Class A2,
1.71%, 07/25/31 ................ 5,000 4,380,452
Series 2022-M1, Class A2, 1.67%, 10/25/31 9,890 8,506,547
Federal National Mortgage Association ACES,
Variable Rate Notes, Series 2025-M5, Class
A2, 1.78%, 11/25/31
(g)
............... 7,500 6,510,546
279,430,994
Mortgage-Backed Securities — 19.9%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30 - 01/01/33 ........... 765 731,870
3.00%, 05/01/29 - 10/01/47 ........... 12,358 11,193,379
3.50%, 05/01/32 - 06/01/49 ........... 9,489 8,627,783
4.00%, 05/01/33 - 01/01/49 ........... 3,556 3,316,423
4.50%, 02/01/41 - 01/01/49 ........... 1,750 1,681,993
5.00%, 04/01/33 - 04/01/49 ........... 654 646,129
Federal National Mortgage Association
3.00%, 02/01/47 .................. 231 205,785
3.50%, 11/01/51 .................. 940 858,542
4.00%, 02/01/47 - 02/01/57 ........... 1,207 1,123,447
Government National Mortgage Association
1.50%, 10/20/51 .................. 4,430 3,413,090
2.00%, 07/20/50 - 06/20/52 ........... 289,569 232,124,008
2.00%, 08/15/56 .................. 32,192 25,768,690
2.50%, 05/20/45 - 09/20/52 ........... 271,140 226,578,783
2.50%, 08/15/56 .................. 71,230 59,442,670
3.00%, 01/20/43 - 09/20/52 ........... 194,575 169,338,233
3.00%, 08/15/56 .................. 80,142 69,476,203
3.50%, 09/20/42 - 07/20/53 ........... 134,124 120,624,412
3.50%, 08/15/56 .................. 77,238 67,599,405
4.00%, 08/20/45 - 03/20/55 ........... 114,398 105,090,611
4.00%, 08/15/56 .................. 34,407 31,121,638
4.50%, 04/15/40 - 11/20/54 ........... 96,583 91,738,863
4.50%, 08/15/56 .................. 58,931 55,226,985
5.00%, 07/20/46 - 05/20/56 ........... 214,835 208,924,405
5.00%, 08/15/56 .................. 79,109 76,535,754
5.50%, 04/20/48 - 03/20/56 ........... 201,560 201,235,356
5.50%, 08/15/56 .................. 82,875 82,326,755

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
6.00%, 02/20/53 - 05/20/56 ........... USD 67,925 $ 69,174,031
6.00%, 08/15/56 .................. 60,500 61,486,707
6.50%, 03/20/53 - 07/20/56 ........... 48,136 49,838,408
6.50%, 08/15/56 .................. 9,550 9,866,939
Uniform Mortgage-Backed Securities
1.50%, 03/01/36 - 04/01/52 ........... 128,093 104,313,630
2.00%, 12/01/35 - 10/01/52 ........... 1,587,081 1,283,962,039
2.00%, 08/25/41 - 08/25/56 ........... 356,523 293,597,690
2.50%, 12/01/29 - 01/01/54 ........... 1,078,979 897,347,716
2.50%, 08/25/41 - 08/25/56 ........... 152,224 128,024,893
3.00%, 10/01/27 - 10/01/53 ........... 595,188 516,680,349
3.00%, 08/25/41 - 08/25/56 ........... 46,898 40,504,687
3.50%, 01/01/27 - 01/01/53 ........... 371,108 334,535,314
3.50%, 08/25/41 - 08/25/56 ........... 47,596 42,298,914
4.00%, 07/01/29 - 03/01/55 ........... 312,871 289,707,582
4.00%, 08/25/41 - 08/25/56 ........... 124,361 116,979,401
4.50%, 10/01/40 - 03/01/55 ........... 237,437 225,289,692
4.50%, 08/25/41 - 08/25/56 ........... 144,031 135,271,063
5.00%, 06/01/39 - 07/01/56 ........... 589,847 572,590,004
5.00%, 08/25/41 - 08/25/56 ........... 133,679 129,004,927
5.50%, 09/01/41 - 08/01/56 ........... 620,978 618,577,193
5.50%, 08/25/56 .................. 69,845 69,118,978
6.00%, 07/01/41 - 03/01/56 ........... 479,760 487,967,907
6.00%, 08/25/56 .................. 83,165 84,080,790
6.50%, 07/01/53 - 09/01/55 ........... 160,904 167,043,082
6.50%, 08/25/56 .................. 272 280,404
8,582,493,552
Total U.S. Government Sponsored Agency Securities — 20.7%
(Cost: $9,414,872,226) ............................ 8,889,076,166
U.S. Treasury Obligations
U.S. Treasury Bonds
6.38%, 08/15/27 .................. 3,400 3,468,133
5.50%, 08/15/28 .................. 5,500 5,618,164
5.25%, 11/15/28 - 02/15/29 ........... 12,200 12,437,430
4.50%, 02/15/36 - 11/15/54 ........... 150,252 136,203,388
5.00%, 05/15/37 - 05/15/56 ........... 181,185 175,681,596
4.38%, 02/15/38 - 08/15/43 ........... 77,865 70,880,713
3.50%, 02/15/39 .................. 3,750 3,277,734
4.63%, 02/15/40 - 11/15/55 ........... 451,137 412,808,117
1.13%, 05/15/40 - 08/15/40 ........... 103,215 62,844,027
3.88%, 08/15/40 - 05/15/43 ........... 102,900 87,652,208
1.38%, 11/15/40 - 08/15/50 ........... 80,557 44,147,075
4.25%, 11/15/40 - 08/15/54 ........... 151,830 129,192,677
1.88%, 02/15/41 - 11/15/51 ........... 261,641 146,541,078
4.75%, 02/15/41 - 02/15/56 ........... 433,495 402,872,974
2.25%, 05/15/41 - 02/15/52 ........... 247,307 154,034,491
1.75%, 08/15/41 .................. 108,021 69,656,667
3.75%, 08/15/41 - 11/15/43 ........... 16,000 13,534,219
2.00%, 11/15/41 - 08/15/51 ........... 275,266 162,381,197
3.13%, 11/15/41 - 05/15/48 ........... 62,735 46,814,900
2.38%, 02/15/42 - 05/15/51 ........... 206,301 131,599,273
3.00%, 05/15/42 - 08/15/52 ........... 284,549 198,845,619
3.25%, 05/15/42 .................. 70,362 55,739,897
2.75%, 08/15/42 - 11/15/47 ........... 80,008 55,762,169
3.38%, 08/15/42 - 11/15/48 ........... 118,336 92,131,527
4.00%, 11/15/42 - 11/15/52 ........... 158,124 132,444,472
2.88%, 05/15/43 - 05/15/52 ........... 192,428 130,171,600
3.63%, 08/15/43 - 05/15/53 ........... 176,924 135,879,793
4.13%, 08/15/44 - 08/15/53 ........... 125,515 106,469,051
2.50%, 02/15/45 - 05/15/46 ........... 100,772 66,807,910
4.88%, 08/15/45 .................. 54,237 51,703,115
1.25%, 05/15/50 .................. 47,790 21,498,033
1.63%, 11/15/50 .................. 66,750 33,030,820
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes
2.25%, 08/15/27 - 11/15/27 ........... USD 77,380 $ 75,721,689
3.75%, 08/15/27 - 02/28/33 ........... 832,385 815,799,503
0.50%, 08/31/27 - 10/31/27 ........... 77,970 74,641,566
3.13%, 08/31/27 - 08/31/29 ........... 110,203 107,332,966
3.38%, 09/15/27 - 05/15/33 ........... 443,364 432,109,999
0.38%, 09/30/27 .................. 29,500 28,238,183
3.50%, 09/30/27 - 02/15/33 ........... 1,369,567 1,337,661,500
4.13%, 09/30/27 - 02/15/36 ........... 1,588,724 1,566,565,507
3.88%, 10/15/27 - 08/15/34 ........... 1,772,994 1,737,149,041
0.63%, 11/30/27 - 08/15/30 ........... 123,400 113,788,961
4.00%, 12/15/27 - 11/15/35 ........... 1,507,825 1,476,321,742
4.25%, 01/15/28 - 08/15/35 ........... 1,056,037 1,038,745,094
0.75%, 01/31/28 .................. 54,112 51,400,059
2.75%, 02/15/28 - 08/15/32 ........... 269,980 251,889,540
1.13%, 02/29/28 - 02/15/31 ........... 287,690 261,607,709
1.25%, 03/31/28 - 08/15/31 ........... 545,310 503,082,903
3.63%, 03/31/28 - 09/30/31 ........... 913,764 890,690,803
2.88%, 05/15/28 - 05/15/32 ........... 309,972 294,328,878
1.00%, 07/31/28 .................. 111,657 104,726,415
4.38%, 08/31/28 - 05/15/36 ........... 765,399 758,699,824
4.63%, 09/30/28 - 02/15/35 ........... 416,419 418,182,951
1.38%, 10/31/28 - 11/15/31 ........... 226,904 202,901,775
4.88%, 10/31/28 - 10/31/30 ........... 102,154 103,641,929
1.50%, 11/30/28 .................. 66,620 62,513,501
1.75%, 01/31/29 .................. 87,057 81,819,977
2.63%, 02/15/29 - 07/31/29 ........... 75,233 71,832,936
1.88%, 02/28/29 - 02/15/32 ........... 185,892 167,894,287
2.38%, 03/31/29 - 05/15/29 ........... 88,277 83,910,512
4.50%, 05/31/29 - 11/15/33 ........... 258,229 258,058,742
3.25%, 06/30/29 .................. 77,000 74,738,125
0.88%, 11/15/30 .................. 54,825 47,355,094
1.63%, 05/15/31 .................. 97,335 85,677,613
Total U.S. Treasury Obligations — 39.3%
(Cost: $17,934,752,969) ............................ 16,931,159,391
Total Long-Term Investments — 98.2%
(Cost: $44,607,297,000) ............................ 42,276,431,098
Shares
Shares
Short-Term Securities
Money Market Funds — 5.2%
(m)(n)
BlackRock Cash Funds: Treasury, SL Agency
Shares, 3.65%
(o)
.................. 353,765,192 353,765,172
BlackRock Liquidity TempCash Funds:
Institutional Shares, 3.70% ........... 1,900,482,181 1,901,090,221
Total Short-Term Securities — 5.2%
(Cost: $2,254,855,393) ............................ 2,254,855,393
Total Investments Before TBA Sale Commitments — 103.4%
(Cost: $46,862,152,393 ) ............................ 44,531,286,491

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Par (000)
Par (000) Value
TBA Sale Commitments
(p)
Mortgage-Backed Securities — (0.1)%
Government National Mortgage Association,
5.00%, 08/15/56 .................. USD (14,625) $ (14,149,280)
Uniform Mortgage-Backed Securities
5.00% , 08/25/56 .................. (32,425) (31,289,021)
5.50% , 08/25/56 .................. (15,075) (14,918,299)
Total TBA Sale Commitments — (0.1)%
(Proceeds: $(60,741,422)) .......................... (60,356,600)
Total Investments Net of TBA Sale Commitments — 103.3%
(Cost: $46,801,410,971 ) ............................ 44,470,929,891
Liabilities in Excess of Other Assets — (3.3)% ............. (1,422,206,743)
Net Assets — 100.0% ...............................
$ 43,048,723,148
(a)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(h)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)
Perpetual security with no stated maturity date.
(j)
Zero-coupon bond.
(k)
Issuer filed for bankruptcy and/or is in default.
(l)
Rounds to less than 1,000.
(m)
Affiliate of the Fund.
(n)
Annualized 7-day yield as of period end.
(o)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(p)
Represents or includes a TBA transaction.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 285,308,849 $ 68,456,323
(a)
$ — $ — $ — $ 353,765,172 353,765,192 $ 2,040,368
(b)
$ —
BlackRock Liquidity TempCash
Funds: Institutional Shares 637,228,730 1,263,980,365
(a)
— (118,874) — 1,901,090,221 1,900,482,181 27,817,619 —
$ (118,874) $ — $ 2,254,855,393 $ 29,857,987 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 128,449,624 $ — $ 128,449,624
Common Stocks ......................................... — — 1,060,397 1,060,397
Corporate Bonds ......................................... — 13,364,635,802 1,316,173 13,365,951,975
Foreign Agency Obligations .................................. — 1,029,111,849 — 1,029,111,849
Foreign Government Obligations .............................. — 1,482,314,552 — 1,482,314,552
Municipal Bonds ......................................... — 128,011,918 — 128,011,918
Non-Agency Mortgage-Backed Securities ........................ — 238,866,208 — 238,866,208
Preferred Securities ....................................... — 82,429,018 — 82,429,018
U.S. Government Sponsored Agency Securities .................... — 8,889,076,166 — 8,889,076,166
U.S. Treasury Obligations ................................... — 16,931,159,391 — 16,931,159,391
Short-Term Securities
Money Market Funds ...................................... 2,254,855,393 — — 2,254,855,393
Liabilities
Investments
TBA Sale Commitments .................................... — (60,356,600) — (60,356,600)
$ 2,254,855,393 $ 42,213,697,928 $ 2,376,570 $ 44,470,929,891

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Core Universal USD Bond ETF

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGM Assured Guaranty Municipal Corp.
BAM Build America Mutual Assurance Co.
CJSC Closed Joint Stock Company
DAC Designated Activity Company
GO General Obligation Bonds
JSC Joint Stock Company
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NPFGC National Public Finance Guarantee Corp.
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
RB Revenue Bonds
REIT Real Estate Investment Trust
SAP Subject to Appropriations
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
TBA To-be-announced